UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/10

Date of reporting period:	08/31/09

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2009 are filed herewith.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.6%
Short-Term Investments	1.7
Rights and Warrants	0.0
Other	(0.3)
100.0%
Industry Group Summary	% of Equity Investments
Energy	16.7%
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Health Care Equipment & Services	10.2
Software & Services	8.6
Insurance	7.4
Technology Hardware & Equipment	7.4
Retailing	6.7
Food, Beverage & Tobacco	6.7
Diversified Financials	4.2
Food & Staples Retailing	3.5
Capital Goods	2.5
Household & Personal Products	2.0
Banks	1.7
Materials	1.3
Telecommunication Services	1.3
Media	1.2
Consumer Durables & Apparel	1.0
Utilities	0.7
Commercial & Professional Services	0.7
Consumer Services	0.7
Transportation	0.5
Semiconductors & Semiconductor Equipment	0.4
Automobiles & Components	0.2
Real Estate	0.1
100.0%

1

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.6%
	Automobiles & Components — 0.2%
100	Autoliv, Inc.	3,207
200	Harley-Davidson, Inc.	4,796
300	Johnson Controls, Inc.	7,431
	Total Automobiles & Components	15,434
	Banks — 1.7%
200	Associated Banc Corp.	2,074
1,100	BB&T Corp.	30,734
100	City National Corp.	3,950
300	Comerica, Inc.	8,001
600	Fifth Third Bancorp	6,564
400	First Horizon National Corp. *	5,352
500	KeyCorp.	3,330
300	People's United Financial, Inc.	4,818
1,600	Popular, Inc.	3,440
100	SunTrust Banks, Inc.	2,337
400	TCF Financial Corp.	5,504
200	US Bancorp	4,524
900	Wells Fargo & Co.	24,768
100	Zions Bancorporation	1,767
	Total Banks	107,163
	Capital Goods — 2.4%
300	3M Co.	21,630
100	Caterpillar, Inc.	4,531
100	Danaher Corp.	6,071
50	DigitalGlobe, Inc. *	1,003
100	Fastenal Co.	3,620
700	General Dynamics Corp.	41,433
1,500	General Electric Co.	20,850
100	L-3 Communications Holdings, Inc.	7,440
800	Masco Corp.	11,584

See accompanying notes to the financial statements.

2

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
700	Owens Corning, Inc. *	15,638
150	Parker-Hannifin Corp.	7,299
200	United Technologies Corp.	11,872
100	URS Corp. *	4,323
	Total Capital Goods	157,294
	Commercial & Professional Services — 0.7%
200	Cintas Corp.	5,488
200	Copart, Inc. *	7,068
200	Manpower, Inc.	10,340
400	R.R. Donnelley & Sons Co.	7,136
100	Waste Management, Inc.	2,993
300	Watson Wyatt Worldwide, Inc.	13,110
	Total Commercial & Professional Services	46,135
	Consumer Durables & Apparel — 1.0%
100	Black & Decker Corp.	4,412
400	Coach, Inc.	11,316
100	Hasbro, Inc.	2,839
200	Jones Apparel Group, Inc.	3,118
200	Leggett & Platt, Inc.	3,650
100	Mohawk Industries, Inc. *	5,012
7	NVR, Inc. *	4,727
100	Polo Ralph Lauren Corp.	6,638
500	Pulte Homes, Inc.	6,390
200	Snap-On, Inc.	7,464
200	Toll Brothers, Inc. *	4,548
100	Whirlpool Corp.	6,421
	Total Consumer Durables & Apparel	66,535
	Consumer Services — 0.7%
200	Apollo Group, Inc.-Class A *	12,964
300	Career Education Corp. *	7,125
100	ITT Educational Services, Inc. *	10,499

See accompanying notes to the financial statements.

3

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
100	McDonald's Corp.	5,624
200	Penn National Gaming, Inc. *	5,842
	Total Consumer Services	42,054
	Diversified Financials — 4.1%
300	American Express Co.	10,146
6,000	Bank of America Corp.	105,540
100	Capital One Financial Corp.	3,729
40	CME Group, Inc.	11,642
70	Franklin Resources, Inc.	6,533
520	Goldman Sachs Group (The), Inc.	86,039
300	JPMorgan Chase & Co.	13,038
800	Morgan Stanley	23,168
100	State Street Corp.	5,248
	Total Diversified Financials	265,083
	Energy — 16.5%
100	Baker Hughes, Inc.	3,445
800	BJ Services Co.	12,848
3,800	Chevron Corp.	265,772
100	Cimarex Energy Co.	3,904
4,429	ConocoPhillips	199,438
100	ENSCO International, Inc.	3,690
6,200	Exxon Mobil Corp.	428,730
100	Frontier Oil Corp.	1,283
200	Marathon Oil Corp.	6,174
700	Nabors Industries Ltd. *	12,376
100	Noble Energy, Inc.	6,046
400	Occidental Petroleum Corp.	29,240
500	Oil States International, Inc. *	14,735
500	Patterson-UTI Energy, Inc.	6,645
300	Penn Virginia Corp.	5,748
300	St. Mary Land & Exploration Co.	7,890
500	Sunoco, Inc.	13,450
400	Tesoro Corp.	5,632

See accompanying notes to the financial statements.

4

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
200	Unit Corp. *	7,482
1,700	Valero Energy Corp.	31,858
	Total Energy	1,066,386
	Food & Staples Retailing — 3.5%
100	BJ's Wholesale Club, Inc. *	3,260
300	Kroger Co. (The)	6,477
375	Supervalu, Inc.	5,381
2,500	Wal-Mart Stores, Inc.	127,175
2,300	Walgreen Co.	77,924
200	Whole Foods Market, Inc. *	5,816
	Total Food & Staples Retailing	226,033
	Food, Beverage & Tobacco — 6.6%
3,600	Altria Group, Inc.	65,808
400	Archer-Daniels-Midland Co.	11,532
100	Bunge Ltd.	6,701
300	Campbell Soup Co.	9,408
2,100	Coca-Cola Co. (The)	102,417
600	Coca-Cola Enterprises, Inc.	12,126
400	Constellation Brands, Inc.-Class A *	5,916
100	Dean Foods Co. *	1,814
400	General Mills, Inc.	23,892
200	Hershey Co. (The)	7,846
100	JM Smucker Co. (The)	5,227
100	Kellogg Co.	4,709
107	Kraft Foods, Inc.-Class A	3,033
100	Lorillard, Inc.	7,277
200	Pepsi Bottling Group (The), Inc.	7,146
600	PepsiAmericas, Inc.	16,788
1,200	PepsiCo, Inc.	68,004
1,400	Philip Morris International, Inc.	63,994
224	Tyson Foods, Inc.-Class A	2,686
	Total Food, Beverage & Tobacco	426,324

See accompanying notes to the financial statements.

5

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — 10.0%
1,600	AmerisourceBergen Corp.	34,096
900	Cardinal Health, Inc.	31,122
400	Cigna Corp.	11,772
400	Coventry Health Care, Inc. *	8,732
200	Express Scripts, Inc. *	14,444
100	Health Net, Inc. *	1,532
100	Humana, Inc. *	3,570
400	LifePoint Hospitals, Inc. *	10,052
400	Lincare Holdings, Inc. *	10,556
1,200	McKesson Corp.	68,232
200	Mednax, Inc. *	10,414
400	Medtronic, Inc.	15,320
100	Omnicare, Inc.	2,289
100	Quest Diagnostics, Inc.	5,396
200	ResMed, Inc. *	9,182
100	Stryker Corp.	4,146
8,167	UnitedHealth Group, Inc.	228,676
2,700	WellPoint, Inc. *	142,695
800	Zimmer Holdings, Inc. *	37,880
	Total Health Care Equipment & Services	650,106
	Household & Personal Products — 2.0%
200	Clorox Co.	11,818
500	Colgate-Palmolive Co.	36,350
200	Kimberly-Clark Corp.	12,092
400	NBTY, Inc. *	14,824
1,000	Procter & Gamble Co. (The)	54,110
	Total Household & Personal Products	129,194
	Insurance — 7.4%
100	Aflac, Inc.	4,062
1,600	Allstate Corp. (The)	47,024
200	American Financial Group, Inc.	5,130
100	Arch Capital Group Ltd. *	6,497

See accompanying notes to the financial statements.

6

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
200	Assurant, Inc.	5,990
400	Axis Capital Holdings Ltd.	12,192
1,000	Chubb Corp.	49,390
300	Endurance Specialty Holdings Ltd.	10,341
100	Everest Re Group Ltd.	8,431
300	Fidelity National Financial, Inc.-Class A	4,506
200	First American Corp.	6,304
600	Hartford Financial Services Group (The), Inc.	14,232
400	HCC Insurance Holdings, Inc.	10,576
300	Lincoln National Corp.	7,572
400	Marsh & McLennan Cos., Inc.	9,416
800	MetLife, Inc.	30,208
575	Old Republic International Corp.	6,848
100	PartnerRe Ltd.	7,391
100	Principal Financial Group, Inc.	2,840
500	Progressive Corp. (The) *	8,260
800	Protective Life Corp.	17,240
400	Prudential Financial, Inc.	20,232
200	Reinsurance Group of America, Inc.	8,610
100	RenaissanceRe Holdings Ltd.	5,445
200	StanCorp Financial Group, Inc.	7,570
200	Torchmark Corp.	8,522
2,500	Travelers Cos. (The), Inc.	126,050
300	Unum Group	6,759
700	W.R. Berkley Corp.	17,885
	Total Insurance	475,523
	Materials — 1.2%
500	Alcoa, Inc.	6,025
600	Cabot Corp.	11,874
1,400	Dow Chemical Co. (The)	29,806
100	Freeport-McMoRan Copper & Gold, Inc.	6,298
200	Nucor Corp.	8,908
200	Pactiv Corp. *	4,970

See accompanying notes to the financial statements.

7

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
200	Reliance Steel & Aluminum Co.	7,388
100	Vulcan Materials Co.	5,004
	Total Materials	80,273
	Media — 1.2%
300	Cablevision Systems Corp.-Class A	6,702
800	CBS Corp.-Class B (Non Voting)	8,280
1,800	Comcast Corp.-Class A	27,576
200	Discovery Communications, Inc. *	5,184
700	Gannett Co., Inc.	6,048
200	Omnicom Group, Inc.	7,264
133	Time Warner Cable, Inc.	4,911
200	Time Warner, Inc.	5,582
200	Viacom, Inc. *	5,008
	Total Media	76,555
	Pharmaceuticals, Biotechnology & Life Sciences — 14.1%
600	Abbott Laboratories	27,138
2,400	Amgen, Inc. *	143,376
400	Biogen Idec, Inc. *	20,084
400	Bristol-Myers Squibb Co.	8,852
1,100	Eli Lilly & Co.	36,806
300	Endo Pharmaceuticals Holdings, Inc. *	6,771
1,300	Forest Laboratories, Inc. *	38,051
400	Gilead Sciences, Inc. *	18,024
2,900	Johnson & Johnson	175,276
1,100	King Pharmaceuticals, Inc. *	11,418
2,000	Merck & Co., Inc.	64,860
400	Mylan, Inc. *	5,868
16,900	Pfizer, Inc.	282,230
1,600	Wyeth	76,560
	Total Pharmaceuticals, Biotechnology & Life Sciences	915,314

See accompanying notes to the financial statements.

8

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Real Estate — 0.1%
200	Liberty Property Trust REIT	6,554
	Retailing — 6.6%
200	Abercrombie & Fitch Co.-Class A	6,458
100	Advance Auto Parts, Inc.	4,230
400	American Eagle Outfitters, Inc.	5,400
600	AutoNation, Inc. *	11,388
60	AutoZone, Inc. *	8,835
500	Bed Bath & Beyond, Inc. *	18,240
200	Best Buy Co., Inc.	7,256
300	CarMax, Inc. *	5,193
100	Dollar Tree, Inc. *	4,994
200	Expedia, Inc. *	4,610
300	Family Dollar Stores, Inc.	9,084
300	Foot Locker, Inc.	3,198
300	Gap (The), Inc.	5,895
100	Genuine Parts Co.	3,704
5,200	Home Depot, Inc.	141,908
200	J.C. Penney Co., Inc.	6,008
900	Kohl's Corp. *	46,431
300	Limited Brands, Inc.	4,476
2,300	Lowe's Cos., Inc.	49,450
100	Nordstrom, Inc.	2,804
200	O'Reilly Automotive, Inc. *	7,656
800	Penske Auto Group, Inc.	14,152
200	PetSmart, Inc.	4,182
200	RadioShack Corp.	3,026
100	Sears Holdings Corp. *	6,345
700	Staples, Inc.	15,127
500	Target Corp.	23,500
200	Urban Outfitters, Inc. *	5,686
	Total Retailing	429,236

See accompanying notes to the financial statements.

9

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 0.4%
200	Broadcom Corp.-Class A *	5,690
200	Cree, Inc. *	7,368
100	Lam Research Corp. *	3,070
500	NVIDIA Corp. *	7,260
200	Texas Instruments, Inc.	4,918
	Total Semiconductors & Semiconductor Equipment	28,306
	Software & Services — 8.5%
200	Accenture Ltd.-Class A	6,600
100	Adobe Systems, Inc. *	3,142
200	Affiliated Computer Services, Inc.-Class A *	8,960
200	Citrix Systems, Inc. *	7,136
200	Cognizant Technology Solutions Corp.-Class A *	6,976
100	Computer Sciences Corp. *	4,885
1,800	Compuware Corp. *	12,978
1,300	eBay, Inc. *	28,782
100	Fidelity National Information Services, Inc.	2,456
100	Fiserv, Inc. *	4,825
100	Global Payments, Inc.	4,244
170	Google, Inc.-Class A *	78,484
300	IAC/InterActiveCorp *	5,556
100	McAfee, Inc. *	3,978
6,800	Microsoft Corp.	167,620
7,800	Oracle Corp.	170,586
200	Rovi Corp. *	6,088
300	SAIC, Inc. *	5,547
900	Symantec Corp. *	13,608
400	Yahoo!, Inc. *	5,844
	Total Software & Services	548,295
	Technology Hardware & Equipment — 7.3%
30	Apple, Inc. *	5,046
6,300	Cisco Systems, Inc. *	136,080
800	Corning, Inc.	12,064

See accompanying notes to the financial statements.

10

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
1,200	Dell, Inc. *	18,996
400	Diebold, Inc.	12,068
600	EMC Corp. *	9,540
100	F5 Networks, Inc. *	3,449
100	Hewlett-Packard Co.	4,489
700	Ingram Micro, Inc.-Class A *	11,732
320	International Business Machines Corp.	37,776
200	Juniper Networks, Inc. *	4,614
300	Lexmark International, Inc. *	5,652
2,500	Motorola, Inc.	17,950
200	Polycom, Inc. *	4,718
300	QLogic Corp. *	4,743
2,700	Qualcomm, Inc.	125,334
300	SanDisk Corp. *	5,310
700	Seagate Technology	9,703
700	Tech Data Corp. *	26,670
400	Western Digital Corp. *	13,712
	Total Technology Hardware & Equipment	469,646
	Telecommunication Services — 1.2%
958	AT&T, Inc.	24,956
500	CenturyTel, Inc.	16,115
1,252	Verizon Communications, Inc.	38,862
	Total Telecommunication Services	79,933
	Transportation — 0.5%
1,700	Avis Budget Group, Inc. *	16,541
200	Norfolk Southern Corp.	9,174
100	United Parcel Service, Inc.-Class B	5,346
	Total Transportation	31,061
	Utilities — 0.7%
200	Consolidated Edison, Inc.	8,038
300	Nicor, Inc.	10,866

See accompanying notes to the financial statements.

11

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Utilities — continued
200	Northeast Utilities	4,758
500	PG&E Corp.	20,295
100	Progress Energy, Inc.	3,953
	Total Utilities	47,910
	TOTAL COMMON STOCKS (COST $6,649,764)	6,386,347
	RIGHTS AND WARRANTS — 0.0%
	Technology Hardware & Equipment — 0.0%
800	Seagate Technology, Inc. Rights * (a)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—
	SHORT-TERM INVESTMENTS — 1.7%
	Money Market Funds — 1.7%
110,142	State Street Institutional Treasury Money Market Fund-Institutional Class	110,142
	TOTAL SHORT-TERM INVESTMENTS (COST $110,142)	110,142
	TOTAL INVESTMENTS — 100.3% (Cost $6,759,906)	6,496,489
	Other Assets and Liabilities (net) — (0.3%)	(22,499)
	TOTAL NET ASSETS — 100.0%	$6,473,990

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

12

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $6,759,906) (Note 2)	$6,496,489
Dividends receivable	18,103
Receivable for expenses reimbursed by Manager (Note 3)	5,797
Total assets	6,520,389
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,682
Shareholder service fee	813
Accrued expenses	43,904
Total liabilities	46,399
Net assets	$6,473,990
Net assets consist of:
Paid-in capital	$18,735,404
Accumulated undistributed net investment income	17,525
Accumulated net realized loss	(12,015,522)
Net unrealized depreciation	(263,417)
$6,473,990
Net assets attributable to:
Class III shares	$6,473,990
Shares outstanding:
Class III	1,068,821
Net asset value per share:
Class III	$6.06

See accompanying notes to the financial statements.

13

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $3)	$71,571
Total investment income	71,571
Expenses:
Management fee (Note 3)	8,928
Shareholder service fee – Class III (Note 3)	4,320
Audit and tax fees	28,152
Custodian, fund accounting agent and transfer agent fees	9,752
Legal fees	92
Trustees fees and related expenses (Note 3)	34
Total expenses	51,278
Fees and expenses reimbursed by Manager (Note 3)	(37,996)
Net expenses	13,282
Net investment income (loss)	58,289
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(481,917)
Closed futures contracts	(988)
Net realized gain (loss)	(482,905)
Change in net unrealized appreciation (depreciation) on:
Investments	2,077,464
Open futures contracts	5,162
Net unrealized gain (loss)	2,082,626
Net realized and unrealized gain (loss)	1,599,721
Net increase (decrease) in net assets resulting from operations	$1,658,010

See accompanying notes to the financial statements.

14

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$58,289	$398,306
Net realized gain (loss)	(482,905)	(10,752,627)
Change in net unrealized appreciation (depreciation)	2,082,626	1,196,334
Net increase (decrease) in net assets from operations	1,658,010	(9,157,987)
Distributions to shareholders from:
Net investment income
Class III	(50,102)	(435,336)
Net share transactions (Note 7):
Class III	28,099	(14,926,712)
Total increase (decrease) in net assets	1,636,007	(24,520,035)
Net assets:
Beginning of period	4,837,983	29,358,018
End of period (including accumulated undistributed net investment income of $17,525 and $9,338, respectively)	$6,473,990	$4,837,983

See accompanying notes to the financial statements.

15

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008	2007	2006	2005
Net asset value, beginning of period	$4.55		$7.86		$9.68	$10.78	$11.71	$11.36
Income (loss) from investment operations:
Net investment income (loss)†	0.05		0.14		0.18	0.21	0.26	0.20
Net realized and unrealized gain (loss)	1.51		(3.31)		(1.23)	0.80	0.58	0.86
Total from investment operations	1.56		(3.17)		(1.05)	1.01	0.84	1.06
Less distributions to shareholders:
From net investment income	(0.05)		(0.14)		(0.18)	(0.23)	(0.28)	(0.19)
From net realized gains	—		—		(0.59)	(1.88)	(1.49)	(0.52)
Total distributions	(0.05)		(0.14)		(0.77)	(2.11)	(1.77)	(0.71)
Net asset value, end of period	$6.06		$4.55		$7.86	$9.68	$10.78	$11.71
Total Return(a)	34.40	%**	(40.83)%		(11.88)%	9.80%	7.73%	9.59%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,474		$4,838		$29,358	$35,726	$95,605	$112,411
Net expenses to average daily net assets	0.46	%*	0.46	%(b)	0.46%	0.46%	0.48%	0.48%
Net investment income to average daily net assets	2.02	%*	1.94%		1.93%	1.91%	2.31%	1.79%
Portfolio turnover rate	25	%**	57%		75%	72%	62%	60%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.32	%*	0.43%		0.23%	0.13%	0.12%	0.10%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives)

17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund valued rights held as worthless.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities		Other Financial Instruments
Level 1 - Quoted Prices	$6,386,347		$—
Level 2 - Other Significant Observable Inputs	110,142		—
Level 3 - Significant Unobservable Inputs	0	*	—
Total	$6,496,489		$—

*  Represents the interest in worthless securities that have no value at August 31, 2009.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

All of the Fund's common stocks are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

21

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $7,496,232.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(3,433,141)
Total	$(3,433,141)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,209,485	$439,149	$(1,152,145)	$(712,996)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

22

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

23

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

24

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

25

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

26

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	(988)	—	(988)
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(988)	$—	$(988)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	5,162	—	5,162
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$5,162	$—	$5,162

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$10,921
Highest notional amount outstanding	39,740
Lowest notional amount outstanding	—

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting,

27

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based onaverage daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.31% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $34 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $1,457,267 and $1,398,822, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

28

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 97.70% of the outstanding shares of the Fund were held by one shareholder.

As of August 31, 2009, 0.31% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 0.20% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	527	$2,656	3,140	$16,864
Shares issued to shareholders in reinvestment of distributions	9,592	49,677	64,488	427,139
Shares repurchased	(4,730)	(24,234)	(2,738,867)	(15,370,715)
Net increase (decrease)	5,389	$28,099	(2,671,239)	$(14,926,712)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

29

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

30

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

31

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

32

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,344.00	$2.72
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investments	3.8
Futures Contracts	0.1
Other	(0.2)
100.0%
Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	19.9%
Software & Services	13.1
Energy	11.5
Health Care Equipment & Services	8.8
Technology Hardware & Equipment	8.5
Food, Beverage & Tobacco	6.5
Retailing	6.5
Food & Staples Retailing	6.0
Household & Personal Products	3.6
Insurance	2.7
Consumer Services	2.4
Capital Goods	1.8
Telecommunication Services	1.8
Diversified Financials	1.6
Materials	1.1
Media	0.9
Banks	0.8
Utilities	0.7
Consumer Durables & Apparel	0.7
Semiconductors & Semiconductor Equipment	0.5
Transportation	0.4
Commercial & Professional Services	0.2
Automobiles & Components	0.0
100.0%

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Automobiles & Components — 0.0%
100	Harley-Davidson, Inc.	2,398
100	Johnson Controls, Inc.	2,477
	Total Automobiles & Components	4,875
	Banks — 0.7%
1,700	BB&T Corp.	47,498
700	People's United Financial, Inc.	11,242
1,000	TFS Financial Corp.	11,400
100	US Bancorp	2,262
2,700	Wells Fargo & Co.	74,304
	Total Banks	146,706
	Capital Goods — 1.7%
1,300	3M Co.	93,730
1,150	DigitalGlobe, Inc. *	23,069
400	Fastenal Co.	14,480
1,400	General Dynamics Corp.	82,866
200	Goodrich Corp.	11,032
100	L-3 Communications Holdings, Inc.	7,440
300	Lockheed Martin Corp.	22,494
600	Masco Corp.	8,688
900	United Technologies Corp.	53,424
300	URS Corp. *	12,969
100	W.W. Grainger, Inc.	8,747
	Total Capital Goods	338,939
	Commercial & Professional Services — 0.2%
300	Copart, Inc. *	10,602
100	Dun & Bradstreet Corp.	7,304
200	Manpower, Inc.	10,340
400	Waste Management, Inc.	11,972
	Total Commercial & Professional Services	40,218

See accompanying notes to the financial statements.

2

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Durables & Apparel — 0.6%
2,700	Coach, Inc.	76,383
300	Hasbro, Inc.	8,517
800	Leggett & Platt, Inc.	14,600
8	NVR, Inc. *	5,402
100	Polo Ralph Lauren Corp.	6,638
1,000	Pulte Homes, Inc.	12,780
	Total Consumer Durables & Apparel	124,320
	Consumer Services — 2.3%
2,200	Apollo Group, Inc.-Class A *	142,604
300	Darden Restaurants, Inc.	9,879
1,000	H&R Block, Inc.	17,280
700	ITT Educational Services, Inc. *	73,493
2,800	McDonald's Corp.	157,472
2,300	Starbucks Corp. *	43,677
60	Strayer Education, Inc.	12,666
	Total Consumer Services	457,071
	Diversified Financials — 1.5%
80	CME Group, Inc.	23,283
1,080	Goldman Sachs Group (The), Inc.	178,697
100	IntercontinentalExchange, Inc. *	9,380
500	JPMorgan Chase & Co.	21,730
500	Moody's Corp.	13,620
1,100	Morgan Stanley	31,856
700	World Acceptance Corp. *	18,221
	Total Diversified Financials	296,787
	Energy — 11.1%
300	Baker Hughes, Inc.	10,335
1,100	BJ Services Co.	17,666
9,500	Chevron Corp.	664,430
200	Cimarex Energy Co.	7,808
6,251	ConocoPhillips	281,482
14,100	Exxon Mobil Corp.	975,015

See accompanying notes to the financial statements.

3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
900	Nabors Industries Ltd. *	15,912
200	Noble Energy, Inc.	12,092
1,400	Occidental Petroleum Corp.	102,340
200	Patterson-UTI Energy, Inc.	2,658
400	Southwestern Energy Co. *	14,744
800	Sunoco, Inc.	21,520
2,600	Valero Energy Corp.	48,724
	Total Energy	2,174,726
	Food & Staples Retailing — 5.8%
1,300	CVS Caremark Corp.	48,776
2,500	Kroger Co. (The)	53,975
365	Supervalu, Inc.	5,238
500	Sysco Corp.	12,745
15,300	Wal-Mart Stores, Inc.	778,311
7,000	Walgreen Co.	237,160
100	Whole Foods Market, Inc. *	2,908
	Total Food & Staples Retailing	1,139,113
	Food, Beverage & Tobacco — 6.3%
800	Archer-Daniels-Midland Co.	23,064
700	Campbell Soup Co.	21,952
10,600	Coca-Cola Co. (The)	516,962
1,300	Coca-Cola Enterprises, Inc.	26,273
200	Constellation Brands, Inc.-Class A *	2,958
600	Dean Foods Co. *	10,884
1,300	General Mills, Inc.	77,649
300	Hansen Natural Corp. *	9,798
1,400	Hershey Co. (The)	54,922
200	JM Smucker Co. (The)	10,454
700	Kellogg Co.	32,963
700	Kraft Foods, Inc.-Class A	19,845
700	Pepsi Bottling Group (The), Inc.	25,011
7,000	PepsiCo, Inc.	396,690
	Total Food, Beverage & Tobacco	1,229,425

See accompanying notes to the financial statements.

4

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — 8.5%
2,800	AmerisourceBergen Corp.	59,668
900	Baxter International, Inc.	51,228
1,600	Cardinal Health, Inc.	55,328
400	Cerner Corp. *	24,684
900	Cigna Corp.	26,487
900	Coventry Health Care, Inc. *	19,647
400	DaVita, Inc. *	20,684
200	Edwards Lifesciences Corp. *	12,376
1,000	Express Scripts, Inc. *	72,220
400	Humana, Inc. *	14,280
100	Inverness Medical Innovations, Inc. *	3,560
2,100	McKesson Corp.	119,406
300	Medco Health Solutions, Inc. *	16,566
3,000	Medtronic, Inc.	114,900
800	Omnicare, Inc.	18,312
200	Patterson Cos., Inc. *	5,446
900	Quest Diagnostics, Inc.	48,564
300	ResMed, Inc. *	13,773
200	Stryker Corp.	8,292
20,767	UnitedHealth Group, Inc.	581,476
5,100	WellPoint, Inc. *	269,535
2,200	Zimmer Holdings, Inc. *	104,170
	Total Health Care Equipment & Services	1,660,602
	Household & Personal Products — 3.5%
800	Avon Products, Inc.	25,496
200	Church & Dwight Co., Inc.	11,426
1,000	Clorox Co.	59,090
2,500	Colgate-Palmolive Co.	181,750
300	Estee Lauder Cos. (The), Inc.-Class A	10,755
1,200	Kimberly-Clark Corp.	72,552
5,948	Procter & Gamble Co. (The)	321,846
	Total Household & Personal Products	682,915

See accompanying notes to the financial statements.

5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Insurance — 2.6%
100	Aflac, Inc.	4,062
2,500	Allstate Corp. (The)	73,475
600	Brown & Brown, Inc.	11,922
1,600	Chubb Corp.	79,024
500	Fidelity National Financial, Inc.-Class A	7,510
400	HCC Insurance Holdings, Inc.	10,576
900	Marsh & McLennan Cos., Inc.	21,186
300	Odyssey Re Holdings Corp.	15,195
1,100	Old Republic International Corp.	13,101
1,200	Progressive Corp. (The) *	19,824
300	Torchmark Corp.	12,783
4,100	Travelers Cos. (The), Inc.	206,722
35	Unum Group	789
1,300	W.R. Berkley Corp.	33,215
	Total Insurance	509,384
	Materials — 1.1%
1,100	Alcoa, Inc.	13,255
1,500	Barrick Gold Corp.	52,050
2,100	Dow Chemical Co. (The)	44,709
200	Freeport-McMoRan Copper & Gold, Inc.	12,596
400	Nucor Corp.	17,816
500	Pactiv Corp. *	12,425
200	Reliance Steel & Aluminum Co.	7,388
300	Scotts Miracle-Gro Co. (The)-Class A	12,207
1,100	Southern Copper Corp.	31,086
200	Vulcan Materials Co.	10,008
	Total Materials	213,540
	Media — 0.9%
700	Cablevision Systems Corp.-Class A	15,638
2,400	CBS Corp.-Class B (Non Voting)	24,840
3,500	Comcast Corp.-Class A	53,620
400	DirecTV Group (The), Inc. *	9,904

See accompanying notes to the financial statements.

6

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Media — continued
100	McGraw-Hill Cos. (The), Inc.	3,361
2,800	News Corp.-Class A	30,016
566	Time Warner Cable, Inc.	20,897
500	Viacom, Inc. *	12,520
	Total Media	170,796
	Pharmaceuticals, Biotechnology & Life Sciences — 19.2%
7,400	Abbott Laboratories	334,702
400	Allergan, Inc.	22,368
8,500	Amgen, Inc. *	507,790
1,000	Biogen Idec, Inc. *	50,210
9,800	Bristol-Myers Squibb Co.	216,874
200	Cephalon, Inc. *	11,386
5,200	Eli Lilly & Co.	173,992
3,600	Forest Laboratories, Inc. *	105,372
1,600	Gilead Sciences, Inc. *	72,096
11,120	Johnson & Johnson	672,093
11,100	Merck & Co., Inc.	359,973
100	Myriad Genetics, Inc. *	3,057
47,090	Pfizer, Inc.	786,403
2,600	Schering-Plough Corp.	73,268
600	Thermo Fisher Scientific, Inc. *	27,126
400	Vertex Pharmaceuticals, Inc. *	14,964
6,900	Wyeth	330,165
	Total Pharmaceuticals, Biotechnology & Life Sciences	3,761,839
	Retailing — 6.2%
600	Abercrombie & Fitch Co.-Class A	19,374
600	Advance Auto Parts, Inc.	25,380
1,100	Amazon.com, Inc. *	89,309
700	American Eagle Outfitters, Inc.	9,450
600	AutoNation, Inc. *	11,388
580	AutoZone, Inc. *	85,405
1,500	Bed Bath & Beyond, Inc. *	54,720

See accompanying notes to the financial statements.

7

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
1,600	Best Buy Co., Inc.	58,048
600	Dollar Tree, Inc. *	29,964
1,000	Family Dollar Stores, Inc.	30,280
1,000	Gap (The), Inc.	19,650
13,300	Home Depot, Inc.	362,957
400	J.C. Penney Co., Inc.	12,016
1,800	Kohl's Corp. *	92,862
200	Limited Brands, Inc.	2,984
5,300	Lowe's Cos., Inc.	113,950
300	Netflix, Inc. *	13,098
400	Nordstrom, Inc.	11,216
600	O'Reilly Automotive, Inc. *	22,968
600	PetSmart, Inc.	12,546
80	Priceline.com Inc. *	12,318
400	Ross Stores, Inc.	18,656
100	Sears Holdings Corp. *	6,345
800	Sherwin-Williams Co. (The)	48,160
900	Staples, Inc.	19,449
700	Target Corp.	32,900
300	Urban Outfitters, Inc. *	8,529
	Total Retailing	1,223,922
	Semiconductors & Semiconductor Equipment — 0.5%
600	Altera Corp.	11,526
900	Broadcom Corp.-Class A *	25,605
300	Cree, Inc. *	11,052
1,000	NVIDIA Corp. *	14,520
1,000	Texas Instruments, Inc.	24,590
200	Xilinx, Inc.	4,448
	Total Semiconductors & Semiconductor Equipment	91,741
	Software & Services — 12.6%
1,100	Affiliated Computer Services, Inc.-Class A *	49,280
300	Alliance Data Systems Corp. *	16,668
600	Automatic Data Processing, Inc.	23,010

See accompanying notes to the financial statements.

8

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)
Shares	Description	Value ($)
	Software & Services — continued
300	BMC Software, Inc. *	10,695
600	Citrix Systems, Inc. *	21,408
900	Cognizant Technology Solutions Corp.-Class A *	31,392
300	Computer Sciences Corp. *	14,655
4,200	eBay, Inc. *	92,988
300	Global Payments, Inc.	12,732
1,120	Google, Inc.-Class A *	517,070
400	Intuit, Inc. *	11,108
60	MasterCard, Inc.-Class A	12,158
700	McAfee, Inc. *	27,846
33,000	Microsoft Corp.	813,450
12,800	Novell, Inc. *	55,680
32,700	Oracle Corp.	715,149
1,500	Symantec Corp. *	22,680
300	Visa, Inc.-Class A	21,330
	Total Software & Services	2,469,299
	Technology Hardware & Equipment — 8.2%
360	Apple, Inc. *	60,556
26,200	Cisco Systems, Inc. *	565,920
1,600	Corning, Inc.	24,128
5,000	Dell, Inc. *	79,150
1,800	EMC Corp. *	28,620
400	Hewlett-Packard Co.	17,956
1,480	International Business Machines Corp.	174,714
400	Juniper Networks, Inc. *	9,228
5,100	Motorola, Inc.	36,618
12,532	Qualcomm, Inc.	581,735
700	SanDisk Corp. *	12,390
500	Western Digital Corp. *	17,140
	Total Technology Hardware & Equipment	1,608,155
	Telecommunication Services — 1.7%
4,339	AT&T, Inc.	113,031
1,000	CenturyTel, Inc.	32,230
1,300	Frontier Communications Corp.	9,243

See accompanying notes to the financial statements.

9

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Telecommunication Services — continued
600	MetroPCS Communications, Inc. *	4,776
5,684	Verizon Communications, Inc.	176,431
	Total Telecommunication Services	335,711
	Transportation — 0.4%
300	CH Robinson Worldwide, Inc.	16,878
400	Norfolk Southern Corp.	18,348
900	Southwest Airlines Co.	7,362
600	United Parcel Service, Inc.-Class B	32,076
	Total Transportation	74,664
	Utilities — 0.7%
600	Aqua America, Inc.	10,110
600	Consolidated Edison, Inc.	24,114
200	FPL Group, Inc.	11,236
300	NSTAR	9,492
1,300	PG&E Corp.	52,767
300	Progress Energy, Inc.	11,859
600	Southern Co.	18,720
	Total Utilities	138,298
	TOTAL COMMON STOCKS (COST $19,590,831)	18,893,046
	SHORT-TERM INVESTMENTS — 3.8%
	Money Market Funds — 3.8%
751,769	State Street Institutional Treasury Money Market Fund-Institutional Class	751,769
	TOTAL SHORT-TERM INVESTMENTS (COST $751,769)	751,769
	TOTAL INVESTMENTS — 100.1% (Cost $20,342,600)	19,644,815
	Other Assets and Liabilities (net) — (0.1%)	(12,821)
	TOTAL NET ASSETS — 100.0%	$19,631,994

See accompanying notes to the financial statements.

10

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
8	S&P 500 E-Mini Index	September 2009	$407,880	$28,944

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

11

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $20,342,600) (Note 2)	$19,644,815
Dividends and interest receivable	53,717
Receivable for collateral on open futures contracts (Note 2)	36,000
Receivable for expenses reimbursed by Manager (Note 3)	5,859
Total assets	19,740,391
Liabilities:
Payable for investments purchased	45,442
Payable to affiliate for (Note 3):
Management fee	5,452
Shareholder service fee	2,477
Trustees and Chief Compliance Officer of GMO Trust fees	81
Payable for variation margin on open futures contracts (Note 2)	3,080
Accrued expenses	51,865
Total liabilities	108,397
Net assets	$19,631,994
Net assets consist of:
Paid-in capital	$31,830,369
Accumulated undistributed net investment income	59,830
Accumulated net realized loss	(11,589,364)
Net unrealized depreciation	(668,841)
$19,631,994
Net assets attributable to:
Class III shares	$19,631,994
Shares outstanding:
Class III	2,329,393
Net asset value per share:
Class III	$8.43

See accompanying notes to the financial statements.

12

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $57)	$231,835
Total investment income	231,835
Expenses:
Management fee (Note 3)	31,085
Shareholder service fee – Class III (Note 3)	14,130
Audit and tax fees	28,152
Custodian, fund accounting agent and transfer agent fees	9,844
Registration fees	1,104
Legal fees	368
Trustees fees and related expenses (Note 3)	218
Miscellaneous	184
Total expenses	85,085
Fees and expenses reimbursed by Manager (Note 3)	(39,560)
Expense reductions (Note 2)	(2)
Net expenses	45,523
Net investment income (loss)	186,312
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(2,281,713)
Closed futures contracts	40,400
Net realized gain (loss)	(2,241,313)
Change in net unrealized appreciation (depreciation) on:
Investments	6,884,556
Open futures contracts	97,554
Net unrealized gain (loss)	6,982,110
Net realized and unrealized gain (loss)	4,740,797
Net increase (decrease) in net assets resulting from operations	$4,927,109

See accompanying notes to the financial statements.

13

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$186,312	$411,635
Net realized gain (loss)	(2,241,313)	(5,596,096)
Change in net unrealized appreciation (depreciation)	6,982,110	(3,998,033)
Net increase (decrease) in net assets from operations	4,927,109	(9,182,494)
Distributions to shareholders from:
Net investment income
Class III	(197,016)	(407,510)
Net share transactions (Note 7):
Class III	(1,946,953)	(18,757,975)
Total increase (decrease) in net assets	2,783,140	(28,347,979)
Net assets:
Beginning of period	16,848,854	45,196,833
End of period (including accumulated undistributed net investment income of $59,830 and $70,534, respectively)	$19,631,994	$16,848,854

See accompanying notes to the financial statements.

14

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.54		$10.03		$12.88		$12.45	$12.24	$11.76
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.15		0.19		0.18	0.20	0.17
Net realized and unrealized gain (loss)	1.89		(3.50)		(0.96	)(a)	0.54	0.44	0.54
Total from investment operations	1.97		(3.35)		(0.77)		0.72	0.64	0.71
Less distributions to shareholders:
From net investment income	(0.08)		(0.14)		(0.22)		(0.23)	(0.15)	(0.18)
From net realized gains	—		—		(1.86)		(0.06)	(0.28)	(0.05)
Total distributions	(0.08)		(0.14)		(2.08)		(0.29)	(0.43)	(0.23)
Net asset value, end of period	$8.43		$6.54		$10.03		$12.88	$12.45	$12.24
Total Return(b)	30.30	%**	(33.76)%		(7.30)%		5.87%	5.40%	6.16%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$19,632		$16,849		$45,197		$188,133	$224,097	$221,661
Net expenses to average daily net assets	0.48	%(c)*	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.98	%*	1.67%		1.52%		1.46%	1.68%	1.43%
Portfolio turnover rate	29	%**	65%		74%		73%	63%	68%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.42	%*	0.39%		0.08%		0.06%	0.04%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming its benchmark, the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations, other than tobacco-producing companies. Under normal circumstances, the Fund must invest at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies. The term "tobacco-free companies" refers to companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives)

16

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$18,893,046	$28,944
Level 2 - Other Significant Observable Inputs	751,769	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$19,644,815	$28,944

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

17

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

All of the Fund's common stocks and futures are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

18

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

19

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

20

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $2,211,392.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(6,261,595)
Total	$(6,261,595)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$21,361,341	$945,796	$(2,662,322)	$(1,716,526)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

22

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

23

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	28,944	—	28,944
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$28,944	$—	$28,944
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights & warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	40,400	—	40,400
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$40,400	$—	$40,400
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights & warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	97,554	—	97,554
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$97,554	$—	$97,554

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$395,858
Highest notional amount outstanding	437,140
Lowest notional amount outstanding	344,540

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

26

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $218 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $5,256,945 and $7,049,702, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

27

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 85.05% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	448	$3,188	431	$3,713
Shares issued to shareholders in reinvestment of distributions	24,352	179,453	41,507	366,324
Shares repurchased	(271,286)	(2,129,594)	(1,971,521)	(19,128,012)
Net increase (decrease)	(246,486)	$(1,946,953)	(1,929,583)	$(18,757,975)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

28

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

29

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

30

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

31

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds..

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,303.00	$2.79
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Flexible Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Flexible Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.8%
Short-Term Investments	0.6
Other	(0.4)
100.0%
Country Summary	% of Equity Investments
Japan	100.0%
100.0%
Industry Group Summary	% of Equity Investments
Capital Goods	15.7%
Banks	12.3
Retailing	11.8
Diversified Financials	10.8
Utilities	7.7
Telecommunication Services	7.2
Real Estate	6.0
Food & Staples Retailing	5.1
Transportation	4.3
Consumer Durables & Apparel	3.8
Food, Beverage & Tobacco	3.2
Materials	3.0
Commercial & Professional Services	2.5
Health Care Equipment & Services	2.4
Consumer Services	2.0
Software & Services	1.3
Media	0.5
Household & Personal Products	0.4
100.0%

1

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.8%
	Japan — 99.8%
187	Access Co Ltd *	501,137
180,900	Aeon Co Ltd	1,914,751
140,200	Aeon Credit Service Co Ltd	1,584,340
55,500	Aica Kogyo Co Ltd	573,614
386,650	Aiful Corp	1,154,287
28,900	Alfresa Holdings Corp	1,307,600
33,800	Alpen Co Ltd	570,764
49,300	Aoyama Trading Co Ltd	915,045
901,000	Aozora Bank Ltd *	1,336,816
21,000	Arcs Co Ltd	320,283
12,000	Ariake Japan Co Ltd	187,399
722,000	Asahi Glass Co Ltd	6,279,817
30,100	Asatsu-DK Inc	650,515
32,300	Autobacs Seven Co Ltd	1,209,777
20,000	Bank of Ikeda Ltd (The) *	769,702
6,200	Bank of Okinawa Ltd (The)	245,342
39,000	Bank of Saga Ltd (The)	134,509
22,200	Bank of the Ryukyus Ltd	308,056
580,000	Bank of Yokohama Ltd (The)	3,272,885
142,600	Belluna Co Ltd	628,036
164,500	Best Denki Co Ltd	843,125
2,690	BIC Camera Inc	1,077,309
11,000	BML Inc	295,970
31,000	Bunka Shutter Co Ltd	118,625
19,500	Canon Marketing Japan Inc	327,917
35,800	Cawachi Ltd	769,039
378,900	Cedyna Financial Corp *	708,133
478,000	Central Glass Co Ltd	2,351,282
174,500	Century Tokyo Leasing Corp	2,005,840
289,000	Chiba Bank Ltd	1,818,620
28,600	Chiba Kogyo Bank Ltd *	246,166
30,300	Chiyoda Integre Co Ltd	357,316

See accompanying notes to the financial statements.

2

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
145,400	Chubu Electric Power Co Inc	3,380,610
25,200	Chugoku Electric Power Co Inc	553,654
771,000	Chuo Mitsui Trust Holdings Inc	3,242,305
54,600	Circle K Sunkus Co Ltd	887,124
17,700	Coca-Cola Central Japan Co Ltd	243,452
6,500	Cocokara Fine Holdings Inc	133,372
136,200	COMSYS Holdings Corp	1,570,138
194,785	Credit Saison Co Ltd	2,605,406
94,900	CSK Holdings Corp *	457,366
138,000	Culture Convenience Club Co Ltd	1,019,595
299	DA Office Investment Corp (REIT)	945,566
253,000	Dai Nippon Printing Co Ltd	3,689,242
25,800	Daidoh Ltd	191,467
327,050	Daiei Inc *	1,450,695
54,700	Daiichikosho Co Ltd	723,139
34,000	Daiken Corp	69,419
1,288,000	Daikyo Inc *	3,347,914
56,000	Daimei Telecom Engineering Corp	547,761
161,000	Daio Paper Corp	1,537,603
86,900	Daito Trust Construction Co Ltd	4,141,274
47,000	Daiwa House Industry Co Ltd	523,066
1,089,000	Daiwa Securities Group Inc	6,706,820
90,000	Daiwabo Co Ltd	412,492
92,600	DCM Japan Holdings Co Ltd	623,336
97,100	Don Quijote Co Ltd	2,324,370
23,900	Doshisha Co Ltd	441,070
17,600	DTS Corp	161,153
1,431	eAccess Ltd	1,051,626
329,300	Edion Corp	2,808,552
30,400	Electric Power Development Co Ltd	922,011
73,800	Fast Retailing Co Ltd	8,836,156
20,300	FP Corp	964,333
1,147,000	Fuji Electric Holdings Co Ltd	2,189,219
101,800	Fuji Oil Co Ltd	1,428,446

See accompanying notes to the financial statements.

3

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
18,000	Fuji Soft Inc	340,197
11,000	Fujicco Co Ltd	128,310
18,000	Futaba Corp	309,577
73,700	Fuyo General Lease Co Ltd	1,643,131
1,145	Geo Corp	1,181,526
104	Global One REIT Co Ltd	774,789
72,590	Goldcrest Co Ltd	2,122,022
126,000	GS Yuasa Corp	1,097,261
29,280	Gulliver International Co Ltd	2,048,910
69,300	H.I.S. Co Ltd	1,471,291
256,000	Hachijuni Bank Ltd (The)	1,467,568
13,120	Hakuhodo DY Holdings Inc	728,683
473,000	Hankyu Hanshin Holdings Inc	2,264,787
4,129,000	Haseko Corp *	4,653,843
15,200	Heiwado Co Ltd	222,866
62,000	Higashi-Nippon Bank Ltd (The)	143,898
70,500	Hikari Tsushin Inc	1,522,417
193,000	Hiroshima Bank Ltd (The)	823,734
206,000	Hitachi Cable Ltd	688,018
105,800	Hitachi Capital Corp	1,518,646
27,300	Hitachi Systems & Services Ltd	629,060
21,800	Hogy Medical Co Ltd	1,223,305
82,700	Hokkaido Electric Power Co Inc	1,704,337
71,000	Hokuetsu Bank Ltd (The)	144,038
110,000	Hokuetsu Paper Mills Ltd	596,250
39,300	Hokuriku Electric Power Co	951,929
15,500	Hokuto Corp	364,580
82,070	Honeys Co Ltd	628,094
31,400	IBJ Leasing Co Ltd	450,893
90,300	Ito En Ltd	1,655,942
20,100	Itoki Corp	53,987
37,200	Izumi Co Ltd	541,609
101,000	Izumiya Co Ltd	618,775
72,000	J Front Retailing Co Ltd	407,435

See accompanying notes to the financial statements.

4

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
170,000	J-Oil Mills Inc	629,889
348,000	JACCS Co Ltd	882,123
628	Japan Retail Fund Investment Corp (REIT)	3,344,730
74,000	Joshin Denki Co Ltd	595,598
136,600	JS Group Corp	2,416,488
129,900	K's Holdings Corp	3,984,075
1,360,000	Kajima Corp	3,813,030
327	Kakaku.com Inc	1,222,071
88,000	Kamigumi Co Ltd	744,997
72,000	Kandenko Co Ltd	498,552
20,700	Kansai Electric Power Co Inc	475,684
126,000	Kansai Urban Banking Corp	204,912
63,500	Kanto Tsukuba Bank Ltd (The) *	216,778
32,800	Kao Corp	830,737
32,000	Kasumi Co Ltd	153,660
32,600	Kato Sangyo Co Ltd	549,933
156	KDDI Corp	886,831
103,000	Keihan Electric Railway Co Ltd	456,431
260,000	Keihin Electric Express Railway Co Ltd	2,154,041
41,000	Keisei Electric Railway Co Ltd	286,643
39,400	Keiyo Co Ltd	197,635
4,365	Kenedix Inc *	2,105,994
277	Kenedix Realty Investment Corp (REIT)	1,036,596
717,000	Kintetsu Corp	3,104,924
116,000	Kirin Holdings Co Ltd	1,695,892
11,442	KK daVinci Holdings *	1,753,218
68,200	Kohnan Shoji Co Ltd	772,739
151,000	Kojima Co Ltd	782,651
193,000	Krosaki Harima Corp	381,455
348,000	Kurabo Industries Ltd	765,921
80,000	Kyodo Printing Co Ltd	278,485
17,400	Kyoritsu Maintenance Co Ltd	287,602
93,000	Kyowa Exeo Corp	936,268
65,000	Kyudenko Corp	428,077

See accompanying notes to the financial statements.

5

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
231,300	Kyushu Electric Power Co Inc	5,107,640
285,200	Leopalace21 Corp	2,579,725
267,000	Maeda Corp	882,867
78,000	Maeda Road Construction Co Ltd	686,964
19,200	Mandom Corp	557,653
67,000	Marudai Food Co Ltd	189,871
723,000	Maruha Group Inc	1,094,923
147,000	Marui Group Co Ltd	1,016,876
22,000	Maruzen Showa Unyu Co Ltd	72,820
36,600	Matsuda Sangyo Co Ltd	557,557
151,800	Matsui Securities Co Ltd	1,405,543
67,000	McDonald's Holdings Co (Japan) Ltd	1,253,511
200,500	Mediceo Paltac Holdings Co Ltd	2,865,129
20,000	Megane TOP Co Ltd	324,630
53,000	Mercian Corp	133,251
346	MID REIT Inc	766,031
18,200	Mikuni Coca-Cola Bottling Co Ltd	153,479
64,000	Miraca Holdings Inc	1,845,404
852,000	Mitsubishi Electric Corp	6,330,819
417,000	Mitsubishi Paper Mills Ltd	587,006
2,587,600	Mitsubishi UFJ Financial Group Inc	16,450,064
124,880	Mitsubishi UFJ Lease & Finance Co Ltd	3,957,526
25,000	Mitsui Home Co Ltd	161,783
1,990,300	Mizuho Financial Group Inc	4,842,212
449,000	Mizuho Investors Securities Co Ltd *	530,453
77,000	Morinaga & Co Ltd	165,494
371,000	Morinaga Milk Industry Co Ltd	1,618,957
255,000	Nagoya Railroad Co Ltd	873,997
309,000	Nankai Electric Railway Co Ltd	1,365,651
83,000	Nanto Bank Ltd (The)	489,563
14,800	NEC Fielding Ltd	231,134
14,300	NEC Networks & System Integration Corp	196,066
584	Net One Systems Co Ltd	960,376
424,000	Nichias Corp	1,630,794

See accompanying notes to the financial statements.

6

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
19,200	Nichiha Corp	156,247
63,800	Nichii Gakkan Co	737,873
139,000	Nihon Yamamura Glass Co Ltd	440,686
203	Nippon Commercial Investment Corp (REIT)	364,419
146,000	Nippon Corp	1,262,756
86,000	Nippon Densetsu Kogyo Co Ltd	851,658
758,000	Nippon Express Co Ltd	3,384,019
123,000	Nippon Flour Mills Co Ltd	631,269
69,000	Nippon Konpo Unyu Soko Co Ltd	846,234
125,400	Nippon Paper Group Inc	3,685,512
490	Nippon Residential Investment Corp (REIT)	1,219,148
62,600	Nippon Signal Co Ltd (The)	626,111
394,900	Nippon Suisan Kaisha Ltd	1,183,715
404,500	Nippon Telegraph & Telephone Corp	18,007,520
1,272,000	Nishimatsu Construction Co Ltd	2,269,173
90,200	Nishimatsuya Chain Co Ltd	902,367
60,300	Nissen Holdings Co Ltd	200,925
176,000	Nisshin Oillio Group Ltd (The)	935,721
113,000	Nisshinbo Holdings Inc	1,318,407
127,000	Nissin Corp	350,030
55,250	Nitori Co Ltd	4,268,138
421,000	Nitto Boseki Co Ltd	831,617
19,900	Nitto Kogyo Corp	190,095
595,000	Nomura Holdings Inc	5,272,449
6,214	NTT Docomo Inc	9,567,177
816,000	Obayashi Corp	3,671,939
244,000	Odakyu Electric Railway Co Ltd	2,190,104
329,000	OJI Paper Co Ltd	1,550,164
36,000	Okamura Corp	204,644
124	Okinawa Cellular Telephone Co	245,562
21,200	Okinawa Electric Power Co	1,262,777
11,000	Okuwa Co Ltd	135,189
50,000	Olympus Corp	1,355,543
105,000	Onward Holdings Co Ltd	763,695
977,000	Orient Corp *	1,069,521

See accompanying notes to the financial statements.

7

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
29,500	Oriental Land Co Ltd	1,994,401
223,370	ORIX Corp	17,115,797
245,000	Osaka Gas Co Ltd	846,724
18,000	Paris Miki Holdings Inc	175,957
85,300	Park24 Co Ltd	860,705
349	Pasona Group Inc	251,064
1,159,500	Penta Ocean Construction Co Ltd *	1,582,252
15,300	Pigeon Corp	633,094
126	PILOT Corp	147,466
35,500	PLENUS Co Ltd	524,627
42,260	Point Inc	2,583,338
131	Premier Investment Corp (REIT)	550,320
76,900	QP Corp	825,871
1,577	Rakuten Inc	952,602
669,600	Resona Holdings Inc	9,120,906
20,000	Resorttrust Inc	247,547
61,700	Ricoh Leasing Co Ltd	1,339,869
34,700	Right On Co Ltd	327,516
195,100	Round One Corp	1,767,551
33,900	Ryohin Keikaku Co Ltd	1,547,067
25,800	Ryoshoku Ltd	604,101
144,000	Sagami Railway Co Ltd	620,644
22,600	Saint Marc Holdings Co Ltd	726,280
30,900	Saizeriya Co Ltd	511,982
16,300	Sakata Seed Corp	248,740
6,800	San-A Co Ltd	263,590
21,600	Sanei-International Co Ltd	315,640
57,000	Sanki Engineering	475,856
595,000	Sankyo-Tateyama Holdings Inc *	645,867
361,000	Sankyu Inc	1,625,816
234,000	Sanwa Shutter Corp	860,260
140,000	Sanyo Shokai Ltd	470,828
101,000	Sapporo Hokuyo Holdings Inc *	366,446
2,534	SBI Holdings Inc	566,943
27,100	Secom Co Ltd	1,222,269

See accompanying notes to the financial statements.

8

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
211,000	Seiko Holdings Corp	571,327
216,000	Seino Holdings Co Ltd	1,921,515
64,400	Seiren Co Ltd	417,899
121,000	Sekisui Chemical Co Ltd	771,718
355,000	Sekisui House Ltd	3,402,624
48,000	Senko Co Ltd	189,100
19,900	Senshukai Co Ltd	139,612
607,200	Seven & I Holdings Co Ltd	14,654,567
371	Seven Bank Ltd	941,387
47,200	Shikoku Electric Power Co Inc	1,459,981
23,100	Shimamura Co Ltd	2,067,432
323,000	Shimizu Corp	1,330,761
199,000	Shinko Securities Co Ltd	747,639
62,000	Shizuoka Gas Co Ltd	462,566
25,400	SHO-BOND Holdings Co Ltd	491,561
49,000	Shochiku Co Ltd	424,447
83,100	Shoei Co Ltd	668,720
35,000	Showa Sangyo Co Ltd	112,144
105,000	Snow Brand Milk Products Co Ltd	379,211
309,700	SoftBank Corp	6,934,783
1,081,700	Sumitomo Electric Industries Ltd	13,956,217
218,700	Sumitomo Forestry Co Ltd	1,812,546
409,000	Sumitomo Osaka Cement Co Ltd	869,193
1,969,311	Sumitomo Trust & Banking Co Ltd	12,012,858
11,300	Sundrug Co Ltd	289,826
42,000	Suzuken Co Ltd	1,384,905
776,000	SWCC Showa Holdings Co Ltd *	899,931
756	T-Gaia Corp	1,331,742
296,000	Taihei Kogyo Co Ltd	906,542
1,664,000	Taiheiyo Cement Co Ltd	2,876,336
20,500	Taikisha Ltd	277,453
2,184,000	Taisei Corp	4,787,664
89,000	Takaoka Electric MFG Co Ltd	313,739
108,000	Takara Standard Co Ltd	635,172
41,000	Takasago Thermal Engineering Co Ltd	365,641

See accompanying notes to the financial statements.

9

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
158,600	Takefuji Corp	810,284
535,000	TOA Corp	655,538
51,300	Toho Holdings Co Ltd	759,337
96,500	Tohoku Electric Power Co Inc	2,088,595
226,000	Tokai Tokyo Financial Holdings	814,795
24,140	Token Corp	873,823
534,300	Tokyo Electric Power Co Inc (The)	13,917,853
1,147,000	Tokyo Gas Co Ltd	4,593,201
146,000	Tokyo Tatemono Co Ltd	862,433
30,500	Tokyo Tomin Bank Ltd (The)	554,242
57,760	Tokyu Construction Co Ltd *	177,513
276,000	Tokyu Land Corp	1,290,853
76	Top REIT Inc	316,044
53,200	Toppan Forms Co Ltd	744,178
394,000	Toppan Printing Co Ltd	3,884,289
85,000	Toshiba Plant Systems & Services Corp	1,153,421
1,062,000	Toyo Construction Co Ltd	637,113
91,000	Toyo Securities Co Ltd *	216,661
47,300	Toyo Seikan Kaisha Ltd	985,469
36,000	Toyo Suisan Kaisha Ltd	916,199
466,000	Toyobo Co Ltd	891,170
92,000	Uchida Yoko Co Ltd	308,717
49,300	United Arrows Ltd	419,995
135	United Urban Investment Corp (REIT)	751,191
955,000	Unitika Ltd *	923,694
369,700	UNY Co Ltd	3,124,396
45,220	USS Co Ltd	2,847,223
52,000	Valor Co Ltd	476,449
42,100	WATAMI Co Ltd	881,850
16,000	Wood One Co Ltd	56,362
46,400	Xebio Co Ltd	1,007,778
19,500	Yachiyo Bank Ltd (The)	582,190
2,092	Yahoo Japan Corp	710,823
33,250	Yamada Denki Co Ltd	2,260,642
81,000	Yamaguchi Financial Group Inc	929,987

See accompanying notes to the financial statements.

10

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		Japan — continued
	46,000	Yamato Holdings Co Ltd	759,803
	51,000	Yamazaki Baking Co Ltd	690,838
	7,000	Yaoko Co Ltd	227,028
	52,000	Yokogawa Bridge Holdings Corp	425,283
	29,000	Yokohama Reito Co Ltd	189,302
	24,500	Yonekyu Corp	242,176
	17,000	Yurtec Corp	110,760
	44,400	Yusen Air & Sea Service Co Ltd	618,884
	56,900	Zensho Co Ltd	414,622
		Total Japan	492,580,009
		TOTAL COMMON STOCKS (COST $443,407,899)	492,580,009
		SHORT-TERM INVESTMENTS — 0.6%
USD	600,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	600,000
USD	16,455	Brown Brothers Harriman Time Deposit, 0.03%, due 09/01/09	16,455
USD	600,000	Commerzbank Time Deposit, 0.15%, due 09/01/09	600,000
JPY	9,654,221	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	103,753
USD	600,000	HSBC Bank (USA) Time Deposit, 0.13%, due 09/01/09	600,000
USD	500,000	Royal Bank of Canada Time Deposit, 0.15%, due 09/01/09	500,000
USD	600,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	600,000
		TOTAL SHORT-TERM INVESTMENTS (COST $3,020,208)	3,020,208
		TOTAL INVESTMENTS — 100.4% (Cost $446,428,107)	495,600,217
		Other Assets and Liabilities (net) — (0.4%)	(2,064,496)
		TOTAL NET ASSETS — 100.0%	$493,535,721

See accompanying notes to the financial statements.

11

GMO Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to the financial statements.

12

GMO Flexible Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $446,428,107) (Note 2)	$495,600,217
Receivable for investments sold	2,627,690
Dividends and interest receivable	732,120
Receivable for expenses reimbursed by Manager (Note 3)	25,854
Total assets	498,985,881
Liabilities:
Payable for Fund shares repurchased	5,000,000
Payable to affiliate for (Note 3):
Management fee	224,821
Shareholder service fee	27,093
Trustees and Chief Compliance Officer of GMO Trust fees	852
Payable for foreign currency purchased	562
Accrued expenses	196,832
Total liabilities	5,450,160
Net assets	$493,535,721
Net assets consist of:
Paid-in capital	$464,057,854
Accumulated undistributed net investment income	2,446,221
Accumulated net realized loss	(22,145,062)
Net unrealized appreciation	49,176,708
$493,535,721
Net assets attributable to:
Class III shares	$54,204,093
Class VI shares	$439,331,628
Shares outstanding:
Class III	2,655,130
Class VI	21,504,112
Net asset value per share:
Class III	$20.41
Class VI	$20.43

See accompanying notes to the financial statements.

13

GMO Flexible Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $353,410)	$4,727,822
Interest	2,050
Total investment income	4,729,872
Expenses:
Management fee (Note 3)	1,200,191
Shareholder service fee – Class III (Note 3)	40,129
Shareholder service fee – Class VI (Note 3)	105,305
Custodian and fund accounting agent fees	176,874
Audit and tax fees	35,604
Transfer agent fees	20,332
Legal fees	8,188
Trustees fees and related expenses (Note 3)	3,849
Miscellaneous	5,336
Total expenses	1,595,808
Fees and expenses reimbursed by Manager (Note 3)	(244,402)
Expense reductions (Note 2)	(36)
Net expenses	1,351,370
Net investment income (loss)	3,378,502
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(23,688,767)
Closed futures contracts	1,358,572
Foreign currency, forward contracts and foreign currency related transactions	199,383
Net realized gain (loss)	(22,130,812)
Change in net unrealized appreciation (depreciation) on:
Investments	140,594,237
Foreign currency, forward contracts and foreign currency related transactions	28,809
Net unrealized gain (loss)	140,623,046
Net realized and unrealized gain (loss)	118,492,234
Net increase (decrease) in net assets resulting from operations	$121,870,736

See accompanying notes to the financial statements.

14

GMO Flexible Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Period from December 12, 2008 (commencement of operations) through February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,378,502	$465,195
Net realized gain (loss)	(22,130,812)	(1,376,630)
Change in net unrealized appreciation (depreciation)	140,623,046	(91,446,338)
Net increase (decrease) in net assets from operations	121,870,736	(92,357,773)
Distributions to shareholders from:
Net investment income
Class III	—	(2,863)
Class VI	—	(32,233)
Total distributions from net investment income	—	(35,096)
Net share transactions (Note 7):
Class III	(4,292,369)	55,644,468
Class VI	22,103,696	390,602,059
Increase (decrease) in net assets resulting from net share transactions	17,811,327	446,246,527
Total increase (decrease) in net assets	139,682,063	353,853,658
Net assets:
Beginning of period	353,853,658	—
End of period (including accumulated undistributed net investment income of $2,446,221 and distributions in excess of net investment income of $932,281, respectively)	$493,535,721	$353,853,658

See accompanying notes to the financial statements.

15

GMO Flexible Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009 (Unaudited)		Period from December 12, 2008 (commencement of operations) through February 28, 2009
Net asset value, beginning of period	$15.39		$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.02
Net realized and unrealized gain (loss)	4.89		(4.63)
Total from investment operations	5.02		(4.61)
Less distributions to shareholders:
From net investment income	—		(0.00	)(a)
Total distributions	—		(0.00)
Net asset value, end of period	$20.41		$15.39
Total Return(b)	32.62	%**	(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$54,204		$43,788
Net expenses to average daily net assets	0.70	%(c)*	0.70	%*
Net investment income to average daily net assets	1.42	%*	0.56	%*
Portfolio turnover rate	31	%**	7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.26	%*

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Flexible Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009 (Unaudited)		Period from December 12, 2008 (commencement of operations) through February 28, 2009
Net asset value, beginning of period	$15.39		$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.03
Net realized and unrealized gain (loss)	4.90		(4.64)
Total from investment operations	5.04		(4.61)
Less distributions to shareholders:
From net investment income	—		(0.00	)(a)
Total distributions	—		(0.00)
Net asset value, end of period	$20.43		$15.39
Total Return(b)	32.75	%**	(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$439,332		$310,066
Net expenses to average daily net assets	0.61	%(c)*	0.61	%*
Net investment income to average daily net assets	1.57	%*	0.69	%*
Portfolio turnover rate	31	%**	7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.26	%*

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Flexible Equities Fund (the "Fund"), which commenced operations on December 12, 2008, is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI World Index. The Manager plans to pursue the Fund's investment objective principally by investing in equity securities traded in any of the world's securities markets based on the Manager's assessment of relative opportunities in those markets. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. If the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

For the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

As of August 31, 2009, shares of the Fund are not publicly offered and are principally available only to other series of the Trust and certain accredited investors. On July 17, 2009, the Fund filed an initial registration statement to seek to register its shares under the Securities Act of 1933.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

18

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 99.81% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

19

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Japan	$—	$492,580,009	$—	$492,580,009
TOTAL COMMON STOCKS	—	492,580,009	—	492,580,009
Short-Term Investments	3,020,208	—	—	3,020,208
Total Investments	$3,020,208	$492,580,009	$—	$495,600,217

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at

20

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures in those markets or on those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set

21

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset

22

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

23

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

24

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October currency losses of $932,281.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$447,877,948	$62,436,153	$(14,713,884)	$47,722,269

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are

25

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Management Risk — This is the risk that the Manager's strategies and techniques will fail to produce the desired results.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or a limited number of companies with high positive correlations to one another creates additional risk. This risk may be

26

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

particularly pronounced for the Fund because it may invest a significant portion of its assets in a particular geographic region or foreign country or in the securities of a limited number of issuers. A decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

• Smaller Company Risk — The securities of small companies typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

Other principal risks of an investment in the Fund include Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), Market Disruption and Geopolitical Risk (the risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

27

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are

28

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

29

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

30

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	1,358,572	—	1,358,572
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$1,358,572	$—	$1,358,572
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$2,136,875
Highest notional amount outstanding	10,856,130
Lowest notional amount outstanding	—

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on

31

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.55% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.55% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.55% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009, was $3,389 and $1,932, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $158,752,196 and $129,406,929 respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

32

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 64.84% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Period from December 12, 2008, (commencement of operations) through February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	215,917	$3,765,882	2,853,090	$55,792,551
Shares issued to shareholders in reinvestment of distributions	—	—	92	1,917
Shares repurchased	(406,189)	(8,058,251)	(7,780)	(150,000)
Net increase (decrease)	(190,272)	$(4,292,369)	2,845,402	$55,644,468
	Six Months Ended August 31, 2009 (Unaudited)		Period from December 12, 2008, (commencement of operations) through February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	1,924,416	$31,765,623	20,213,445	$392,035,724
Shares issued to shareholders in reinvestment of distributions	—	—	1,571	32,233
Shares repurchased	(562,693)	(9,661,927)	(72,627)	(1,465,898)
Net increase (decrease)	1,361,723	$22,103,696	20,142,389	$390,602,059

33

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

34

GMO Flexible Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance since inception in 2008, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered that the Fund is intended to complement other strategies offered by the Manager and is not intended to stand on its own, and concluded that the usefulness of the Fund's performance relative to its benchmark was limited because the Fund is not managed to a benchmark. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

35

GMO Flexible Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

36

GMO Flexible Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

37

GMO Flexible Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$1,326.20	$4.10
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57
Class VI
1) Actual	0.61%	$1,000.00	$1,327.50	$3.58
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO Taiwan Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Taiwan Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.3%
Short-Term Investments	3.2
Other	1.5
100.0%
Industry Summary	% of Equity Investments
Computers & Peripherals
Computer Hardware	16.7%
Computer Storage & Peripherals	8.8
Semiconductors & Semiconductor Equipment	23.2
Electronic Equipment, Instruments & Components	19.6
Chemicals	9.1
Commercial Banks	5.2
Metals & Mining	3.6
Diversified Telecommunication Services	3.6
Wireless Telecommunication Services	3.1
Capital Markets	1.3
Industrial Conglomerates	1.3
Air Freight & Logistics	1.0
Marine	0.9
Leisure Equipment & Products	0.7
Electrical Equipment	0.5
Specialty Retail	0.5
Construction Materials	0.3
Oil, Gas & Consumable Fuels	0.1
Hotels, Restaurants & Leisure	0.1
Diversified Financial Services	0.1
Multiline Retail	0.1
Real Estate Management & Development	0.1
Machinery	0.1
Household Durables	0.0
Office Electronics	0.0
Food Products	0.0
Automobiles	0.0
IT Services	0.0
Construction & Engineering	0.0
Communications Equipment	0.0
Textiles, Apparel & Luxury Goods	0.0
100.0%

1

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%
	Taiwan — 95.3%
77,770	Acer Inc	176,896
7,314	Altek Corp	12,047
5,084	Arima Computer Corp *	256
104,030	Asia Cement Corp	110,723
519,540	Asia Optical Co Inc	780,325
1,944,480	Asustek Computer Inc	3,088,841
3,287,874	AU Optronics Corp	3,274,485
518,000	Catcher Technology Co Ltd	1,335,561
3,201,394	Chi Mei Optoelectronics Corp *	1,567,768
4,686,000	China Bills Finance Corp	1,293,433
431,806	China Development Financial Holding Corp *	99,371
4,530	China Motor Corp *	2,494
4,456,992	China Steel Corp	4,042,190
8,304,628	Chinatrust Financial Holding Co Ltd	4,610,230
7,000	Chunghwa Picture Tubes Ltd *	775
2,344,525	Chunghwa Telecom Co Ltd	4,014,557
2,846,994	Compal Electronics Inc	2,866,305
5,700	Continental Engineering Corp	2,274
95,060	Coretronic Corp	109,712
71,000	CSBC Corp *	69,852
2,136	D-Link Corp	1,639
32,048	Delta Electronics Inc	85,500
384,774	DFI Inc	447,904
1,790,380	Dimerco Express Taiwan Corp	1,185,089
197,000	Epistar Corp	577,714
102,363	Far Eastern Department Stores Ltd	89,127
1,498,058	Far Eastern Textile Co Ltd	1,489,872
1,764,507	Far Eastone Telecommunications Co Ltd	1,989,776
1,445,584	Formosa Chemicals & Fibre Co	2,529,796
8,900	Formosa International Hotels Corp	105,569
46,759	Formosa Petrochemical Corp	110,952

See accompanying notes to the financial statements.

2

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
2,665,063	Formosa Plastics Corp	4,786,837
57,000	Foxconn Technology Co Ltd	145,217
113,000	Fubon Financial Holding Co Ltd *	105,355
2,000	Gigabyte Technology Co Ltd	1,562
49,973	Gloria Material Technology Corp	26,417
8,691,000	HannStar Display Corp *	1,818,123
515,366	High Tech Computer Corp	5,172,856
3,347,977	Hon Hai Precision Industry Co Ltd	11,272,367
1,000	Hotai Motor Company Ltd	2,249
42,000	Huaku Development Co Ltd	90,462
1,487,198	Innolux Display Corp	1,661,734
222,610	KGI Securities Co Ltd	93,970
25,594	Kinpo Electronics *	6,590
9,180	Largan Precision Co Ltd	111,391
738,369	Les Enphants Co Ltd	588,815
3,061,639	Lite-On Technology Corp	3,425,932
613,407	Macronix International Co Ltd	291,276
787,723	MediaTek Inc	11,418,290
5,250	Mercuries & Associates Ltd	1,943
1,132	Micro-Star International Co Ltd	702
2,056,000	Mitac International Corp	835,430
32,671	Motech Industries Inc	81,606
2,033,180	Nan Ya Plastics Corp	2,828,127
30,600	Nan Ya Printed Circuit Board Corp	99,746
1,000	Nien Hsing Textile Co Ltd	484
370,995	Novatek Microelectronics Corp Ltd	869,363
9,109	Oriental Union Chemical	5,180
874,750	Powertech Technology Inc	2,385,695
17,000	Prodisc Technology Inc *	300
10,800	Qisda Corp *	4,976
2,771,656	Quanta Computer Inc	5,736,232
9,840	Radiant Opto-Electronics Corp	12,522
14,802	Sampo Corp *	2,224

See accompanying notes to the financial statements.

3

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Taiwan — continued
2,521	Shinkong Synthetic Fibers	596
1,444,000	Siliconware Precision Industries Co	1,789,886
231,290	Silitech Technology Corp	533,851
839,000	Sincere Navigation Corp	954,250
2,055,900	Synnex Technology International Corp	3,585,704
2,403	Systex Corp *	2,431
3,622,000	Taishin Financial Holding Co Ltd *	1,197,420
182,607	Taiwan Cement Corp	197,648
33,000	Taiwan Fertilizer Co Ltd	95,475
962,539	Taiwan Mobile Co Ltd	1,510,317
4,906,828	Taiwan Semiconductor Manufacturing Co Ltd	8,816,728
9,889	Tsann Kuen Enterprises Co Ltd	9,952
2,529	TXC Corp	3,072
54,000	U-Ming Marine Transport Corp	87,255
5,481	Uni-President Enterprises Corp	5,671
136,789	Unimicron Technology Corp	143,706
16,000	USI Corp	7,083
9,760	Wan Hai Lines Ltd *	4,838
381,933	Waterland Financial Holdings	116,364
1,994,857	Wistron Corp	3,860,758
2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	902
14,716	Yang Ming Marine Transport	5,466
3,084	Yieh Phui Enterprise	1,183
2,000	Yungtay Engineering Co Ltd	1,268
	Total Taiwan	112,886,830
	TOTAL COMMON STOCKS (COST $95,849,816)	112,886,830
	SHORT-TERM INVESTMENTS — 3.2%
82,575	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	82,575
1,000,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	1,000,000
1,000,000	HSBC Bank (USA) Time Deposit, 0.13%, due 09/01/09	1,000,000

See accompanying notes to the financial statements.

4

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
1,000,000	Royal Bank of Canada Time Deposit, 0.15%, due 09/01/09	1,000,000
700,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	700,000
	TOTAL SHORT-TERM INVESTMENTS (COST $3,782,575)	3,782,575
	TOTAL INVESTMENTS — 98.5% (Cost $99,632,391)	116,669,405
	Other Assets and Liabilities (net) — 1.5%	1,747,505
	TOTAL NET ASSETS — 100.0%	$118,416,910

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

5

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $99,632,391) (Note 2)	$116,669,405
Foreign currency, at value (cost $608,846) (Note 2)	608,818
Dividends and interest receivable	1,445,968
Total assets	118,724,191
Liabilities:
Payable to affiliate for (Note 3):
Management fee	93,824
Shareholder service fee	17,375
Trustees and Chief Compliance Officer of GMO Trust fees	288
Accrued expenses	195,794
Total liabilities	307,281
Net assets	$118,416,910
Net assets consist of:
Paid-in capital	$150,445,072
Accumulated undistributed net investment income	2,693,558
Accumulated net realized loss	(51,754,931)
Net unrealized appreciation	17,033,211
$118,416,910
Net assets attributable to:
Class III shares	$118,416,910
Shares outstanding:
Class III	7,133,198
Net asset value per share:
Class III	$16.60

See accompanying notes to the financial statements.

6

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $898,891)	$3,559,474
Interest	1,566
Total investment income	3,561,040
Expenses:
Management fee (Note 3)	523,561
Shareholder service fee – Class III (Note 3)	96,955
Custodian and fund accounting agent fees	170,068
Audit and tax fees	39,284
Transfer agent fees	13,800
Legal fees	2,392
Trustees fees and related expenses (Note 3)	1,316
Miscellaneous	1,748
Total expenses	849,124
Net investment income (loss)	2,711,916
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,585,499
Foreign currency, forward contracts and foreign currency related transactions	78,170
Net realized gain (loss)	3,663,669
Change in net unrealized appreciation (depreciation) on:
Investments	44,868,962
Foreign currency, forward contracts and foreign currency related transactions	(1,989)
Net unrealized gain (loss)	44,866,973
Net realized and unrealized gain (loss)	48,530,642
Net increase (decrease) in net assets resulting from operations	$51,242,558

See accompanying notes to the financial statements.

7

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,711,916	$5,422,735
Net realized gain (loss)	3,663,669	(54,476,670)
Change in net unrealized appreciation (depreciation)	44,866,973	(38,083,635)
Net increase (decrease) in net assets from operations	51,242,558	(87,137,570)
Distributions to shareholders from:
Net investment income
Class III	(2,166,818)	(2,600,079)
Net realized gains
Class III	—	(7,935,155)
	(2,166,818)	(10,535,234)
Net share transactions (Note 7):
Class III	(31,084,114)	(22,811,861)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	249,224	301,595
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(30,834,890)	(22,510,266)
Total increase (decrease) in net assets	18,240,850	(120,183,070)
Net assets:
Beginning of period	100,176,060	220,359,130
End of period (including accumulated undistributed net investment income of $2,693,558 and $2,148,460, respectively)	$118,416,910	$100,176,060

See accompanying notes to the financial statements.

8

GMO Taiwan Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$11.06		$22.42		$30.98		$28.34	$26.79	$29.67
Income (loss) from investment operations:
Net investment income (loss)†	0.32		0.59		0.61		0.46	0.52	0.13
Net realized and unrealized gain (loss)	5.47		(10.80)		1.50		4.32	1.91	(1.45)
Total from investment operations	5.79		(10.21)		2.11		4.78	2.43	(1.32)
Less distributions to shareholders:
From net investment income	(0.25)		(0.30)		(0.85)		(0.39)	(0.59)	—
From net realized gains	—		(0.85)		(9.82)		(1.75)	(0.29)	(1.56)
Total distributions	(0.25)		(1.15)		(10.67)		(2.14)	(0.88)	(1.56)
Net asset value, end of period	$16.60		$11.06		$22.42		$30.98	$28.34	$26.79
Total Return(a)	52.47	%**	(47.14)%		6.97	%(b)	17.12%	9.13%	(3.82)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$118,417		$100,176		$220,359		$316,887	$291,250	$224,466
Net expenses to average daily net assets	1.31	%*	1.32	%(c)	1.29	%(c)	1.26%	1.28%	1.34%
Net investment income to average daily net assets	4.20	%*	3.42%		1.98%		1.56%	1.95%	0.53%
Portfolio turnover rate	55	%**	88%		94%		41%	31%	88%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.03		$0.06		$0.03	$0.04	$0.05

(a)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.

(b)  The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager's reimbursement of such losses, had no effect on the total return.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI Taiwan Index. The Fund typically makes equity investments in companies doing business in, or otherwise tied economically to, Taiwan. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to Taiwan. From time to time, the Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). The Fund generally seeks to be fully invested, and normally does not take temporary defensive positions through investment in cash and cash equivalents. If the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, warrants, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

As of August 31, 2009, shares of the Fund were not publicly offered and were principally available only to other series of the Trust and certain accredited investors. On July 17, 2009, the Fund filed an initial registration statement to seek to register its shares under the Securities Act of 1933.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported

10

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 95.33% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund considered certain bankrupt securities to be worthless.

11

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Taiwan	$—	$112,885,928	$902	$112,886,830
TOTAL COMMON STOCKS	—	112,885,928	902	112,886,830
Short-Term Investments	3,782,575	—	—	3,782,575
Total Investments	$3,782,575	$112,885,928	$902	$116,669,405

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was less than 0.01% of total net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Common Stocks
Taiwan	$1,320	$—	$—	$—	$(118)	$(300)	$902
Total	$1,320	$—	$—	$—	$(118)	$(300)	$902

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the

12

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set

13

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

14

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price

15

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on Taiwan-source interest and dividend income are withheld in accordance with applicable Taiwanese law.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

16

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to that tax.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $32,757,923.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(15,146,428)
Total	$(15,146,428)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$103,841,063	$16,752,280	$(3,923,938)	$12,828,342

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement

17

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis Taiwanese companies typically declare dividends in the third calendar quarter of each year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases of Fund shares was 0.15% of the amount invested and the fee on cash redemptions was 0.45% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by

18

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Foreign Investor Licensing Risk — The Fund's ability to continue to invest directly in Taiwan is subject to the risk that the Manager's QFII license or the Fund's sub-account under the Manager's QFII may be terminated or suspended by the Securities and Futures Commission. If the license were terminated or

19

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

suspended, the Fund could be required to liquidate or seek exposure to the Taiwanese market through the purchase of American Depositary and Global Depository Receipts, shares of other funds which are licensed to invest directly, or derivative instruments.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Focused Investment Risk — Focusing investments in countries, regions, or industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund because it principally invests in investments tied economically to a single country.

Other principal risks of an investment in the Fund include Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), Liquidity Risk (difficulty in selling Fund investments), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Market Disruption and Geopolitical Risk (the risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

20

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses, which include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and Chief Compliance Officer ("CCO") during the period ended August 31, 2009 was $1,040 and $552, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $67,712,202 and $101,559,911, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

21

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, all of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,170,348	$17,711,891	2,164,635	$25,246,074
Shares issued to shareholders in reinvestment of distributions	137,663	2,166,818	646,035	10,535,234
Shares repurchased	(3,230,445)	(50,962,823)	(3,583,100)	(58,593,169)
Purchase premiums	—	24,933	—	37,926
Redemption fees	—	224,291	—	263,669
Net increase (decrease)	(1,922,434)	$(30,834,890)	(772,430)	$(22,510,266)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure.

22

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager,

23

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

24

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

25

GMO Taiwan Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.31%	$1,000.00	$1,524.70	$8.34
2) Hypothetical	1.31%	$1,000.00	$1,018.60	$6.67

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

26

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling (617) 346-7646 (collect).

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	0.0%
Other	100.0
100.0%

(a)  GMO SPV I, LLC is a 74.9% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.0% (a)
	Asset-Backed Securities — 0.0%
	Health Care Receivables — 0.0%
	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—
		—
	Total Asset-Backed Securities	—
	TOTAL DEBT OBLIGATIONS (COST $0)	—
	SHORT-TERM INVESTMENTS — 10.9%
	Money Market Funds — 10.9%
18,968	State Street Institutional Liquid Reserves Fund-Institutional Class	18,968
18,968	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	18,968
	TOTAL SHORT-TERM INVESTMENTS (COST $37,936)	37,936
	TOTAL INVESTMENTS — 10.9% (Cost $37,936)	37,936
	Other Assets and Liabilities (net) — 89.1%	309,619
	TOTAL NET ASSETS — 100.0%	$347,555

Notes to Consolidated Schedule of Investments:

(a)  Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.9% subsidiary of GMO Special Purpose Holding Fund.

(b)  Security in default.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

2

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Assets:
Investments in affiliated issuers, at value (cost $0) (Note 2)	$217,535	$—	$—	$(217,535)	$—
Investments in unaffiliated issuers, at value (cost $37,936) (Note 2)	37,936	—	—	—	37,936
Cash	154,372	339,134	—	—	493,506
Dividends receivable	5	—	—	—	5
Receivable for expenses reimbursed by Manager (Note 3)	4,867	3,255	—	—	8,122
Total assets	414,715	342,389	—	(217,535)	539,569
Liabilities:
Accrued expenses	67,160	56,562	—	—	123,722
Minority interest	—	—	68,292	—	68,292
Total liabilities	67,160	56,562	68,292	—	192,014
Net assets	$347,555	$285,827	$(68,292)	$(217,535)	$347,555
Shares outstanding	554,071				554,071
Net asset value per share	$0.63				$0.63

See accompanying notes to the financial statements.

3

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidating Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Investment Income:
Interest	$—	$—	$—	$—	$—
Dividends	47	—	—	—	47
Total income	47	—	—	—	47
Expenses:
Legal fees	—	86,552	—	—	86,552
Audit and tax fees	28,336	5,336	—	—	33,672
Custodian and transfer agent fees	552	13,800	—	—	14,352
Trustees fees and related expenses (Note 3)	3	—	—	—	3
Miscellaneous	—	184	—	—	184
Total expenses	28,891	105,872	—	—	134,763
Fees and expenses reimbursed by Manager (Note 3)	(28,888)	(19,320)	—	—	(48,208)
Expense Reduction	(3)	(10)			(13)
Net expenses	—	86,542	—	—	86,542
Net income (loss)	47	(86,542)	—	—	(86,495)
Minority Interest	—	—	20,688	—	20,688
Net investment income (loss) after minority interest	47	(86,542)	20,688	—	(65,807)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	—	—	—
Realized gains distributions from affiliated issuers	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on:
Investments	(59,327)	—	—	59,327	—
Net unrealized gain (loss)	(59,327)	—	—	59,327	—
Net realized and unrealized gain (loss)	(59,327)	—	—	59,327	—
Minority interest in realized and unrealized gain (loss)	—	—	6,527	—	6,527
Net increase (decrease) in net assets resulting from operations	$(59,280)	$(86,542)	$27,215	$59,327	$(59,280)

See accompanying notes to the financial statements.

4

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(65,807)	$1,220
Net realized gain (loss)	—	1,294,501
Change in net unrealized appreciation (depreciation)	—	—
	(65,807)	1,295,721
Minority Interest	6,527	(330,967)
Net increase (decrease) in net assets from operations	(59,280)	964,754
Cash distributions to shareholders	—	(1,254,756)
	—	(1,254,756)
Fund share transactions: (Note 7)
Proceeds from sale of shares	—	—
Cost of shares repurchased	—	—
Net increase (decrease) from Fund share transactions	—	—
Total increase (decrease) in net assets	(59,280)	(290,002)
Net assets:
Beginning of period	406,835	696,837
End of period	$347,555	$406,835

See accompanying notes to the financial statements.

5

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)(a)		2009	2008		2007	2006	2005
Net asset value, beginning of period	$0.73		$1.26	$1.41		$8.22	$15.51	$24.11
Income from investment operations:
Net investment income (loss)†	(0.12)		0.00 (b)	0.06		0.02	(0.08)	0.41
Net realized and unrealized gain (loss)	0.02		1.73	6.28		41.16	8.57	9.08
Total from investment operations	(0.10)		1.73	6.34		41.18	8.49	9.49
Less distributions to shareholders:
From net investment income	—		—	—		—	—	(0.74)
From cash distributions	—		(2.26)	(6.49)		(47.99)	(15.78)	(17.29)
From return of capital	—		—	—		—	—	(0.06)
Total distributions	—		(2.26)	(6.49)		(47.99)	(15.78)	(18.09)
Net asset value, end of period	$0.63		$0.73	$1.26		$1.41	$8.22	$15.51
Total Return(c)(d)	(13.70	)%**	137.67%	517.54%		3613.95%	124.75%	36.35%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$348		$407	$697		$780	$4,553	$8,595
Net expenses to average daily net assets	31.91	%*(e)	0.81%	0.00	%(f)	0.85%	1.26%	(0.01)%
Net investment income to average daily net assets	(32.40	)%*	0.25%	3.91%		1.05%	(0.65)%	1.83%
Portfolio turnover rate	0	%**	0%	0%		0%	0%	0%
Fees and expenses reimbursed by the Manager to average daily net assets:	21.35	%*	15.56%	8.84%		3.74%	1.39%	0.67%

(a)  For the period ended August 31, 2009, the Fund's financial results are reflective of a legal expense adjustment related to pending litigation against various entities related to the default of the NPF Securities. See Note 1.

(b)  Net investment income (loss) was less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Had the effect of reinvested distributions not been assumed and income from investment operations been retained, the total returns would have been (0.11)% for the six months ended August 31, 2009, 1.93%, 7.61%, 97.84%, 25.27%, and 39.36% for the fiscal years ended 2009, 2008, 2007, 2006, and 2005, respectively.

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Net expenses as a percentage of average daily net assets was less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Special Purpose Holding Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund's investments consist primarily of: (i) units of GMO SPV I, LLC ("SPV"), a special purpose vehicle that holds an interest in liquidating trusts (described below) related to certain defaulted asset-backed securities (the "NPF Securities") issued by NPF VI, Inc. and NPF XII, Inc. (the "Issuers"), and (ii) cash and cash items. The Fund expects that any new investments will be made primarily in cash, cash items, and high quality debt securities. The cash items and high quality debt securities in which the Fund may invest may include securities issued by the U.S. government and agencies thereof (including securities neither guaranteed nor insured by the U.S. government), bankers' acceptances, commercial paper, bank certificates of deposit, and money market mutual funds. The Fund is also permitted to invest in debt securities of any quality or type, including governmental and corporate and other private issuers.

The Fund's principal investment is units of SPV, which in turn holds an interest in liquidating trusts related to the NPF Securities. In November 2002, National Century Financial Enterprises, which organized and administered the Issuers and the NPF Securities, defaulted on its obligations with respect to the NPF Securities (health care asset-backed receivables). The NPF Securities had been acquired by the Fund prior to this default.

In April 2004, a plan of liquidation ("the Plan") was approved by the bankruptcy court with respect to National Century Financial Enterprises and the NPF Securities. Pursuant to the Plan, the Fund received a cash distribution, less expenses associated with the transaction and an interest in additional amounts recovered by the bankruptcy estate. The Fund, together with other creditors, are continuing to pursue various claims resulting from its holdings of the NPF Securities. The ultimate amount of losses and costs associated with the NPF Securities that may be recovered by the Fund (through its investment in SPV) is not known at this time.

The Fund has litigation pending against various entities related to the default of the NPF Securities. For the six-month period ended August 31, 2009, the Fund received no distributions in conjunction with a settlement agreement related to the default of those securities. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of

7

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Shares of the Fund are not publicly offered and are principally available only to other series of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the Fund and its majority owned investment in SPV. The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of minority participants are recorded as "Minority Interest". All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day, or (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the manager deems the price in the private market to be more relevant in determining market value than the price on an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

8

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued interests related to bankruptcy proceedings to be worthless (See Note 1).

The following is a summary of the fair valuations according to inputs used as of August 31, 2009 in valuing the Fund's investments at value:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations	$—	$—	$0	*	$—
Short-Term Investments	$—	$37,936	$—		$37,936
Total Investments	$—	$37,936	$—		$37,936

*  Represents the interest in securities that are defaulted and have no value at February 28, 2009 or August 31, 2009.

Taxes

Effective April 1, 2004, the Fund elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$37,936	$—	$—	$—

SPV is also treated as a partnership for U.S. federal income tax purposes and subject to the same rules as the Fund with respect to federal income taxation of partnerships.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

The Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than a distribution in partial or complete redemption of a shareholder's interest in the Fund, are reported in the Fund's financial statements as cash distributions.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

10

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Litigation-Related Risk — The ultimate amount of the Fund's recovery (through its investment in SPV) of losses on the defaulted NPF Securities and the total costs the Fund may incur with respect to its funding of litigation related to the NPF Securities is unknown at this time. Therefore, the Fund is subject to the risk that SPV may ultimately be unable to recover certain losses related to the NPF Securities.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. Liquidity risk is particularly pronounced for the Fund due to the nature and size of its investment in the NPF Securities (through the SPV).

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Credit Risk — This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise to honor its obligations. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund is subject to this risk to the extent that it directly or indirectly acquires or holds below investment grade securities.

Other principal risks of an investment in the Fund include Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally) and Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133

11

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 (excluding fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)). The costs incurred in connection with the Fund's pursuit of legal claims arising from the Fund's investment in the NPF securities are being treated for the purposes of the expense reimbursement as extraordinary expenses and are therefore not reimbursable by the Manager.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $3 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Consolidating Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2009.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

12

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 61.72% of the shares outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 99.95% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Shares sold	—	—
Shares repurchased	—	—
Net decrease	—	—
Fund shares:
Beginning of period	554,071	554,071
End of period	554,071	554,071

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

13

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees took note of the fact that the Fund has a limited investment program and primarily serves as a limited purpose holding vehicle. The Trustees also took into account the time and attention devoted by the Manager's senior management and other personnel to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees considered the Fund's investment performance and noted that, because of the limited nature of the Fund's investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

15

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	31.91%	$1,000.00	$863.00	$149.84
2) Hypothetical	31.91%	$1,000.00	$864.34	$149.95

*  Expenses are calculated using each annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investments	3.5
Futures Contracts	0.1
Other	0.1
100.0%
Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	16.7%
Technology Hardware & Equipment	14.2
Software & Services	13.0
Food, Beverage & Tobacco	12.9
Household & Personal Products	7.9
Retailing	7.4
Food & Staples Retailing	6.3
Health Care Equipment & Services	5.9
Capital Goods	3.9
Consumer Services	3.0
Energy	2.8
Semiconductors & Semiconductor Equipment	1.0
Transportation	1.0
Materials	1.0
Insurance	0.7
Diversified Financials	0.5
Consumer Durables & Apparel	0.5
Telecommunication Services	0.4
Commercial & Professional Services	0.4
Media	0.2
Utilities	0.2
Banks	0.1
100.0%

1

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Banks — 0.1%
2,800	First Horizon National Corp. *	37,464
	Capital Goods — 3.7%
8,500	3M Co.	612,850
700	Carlisle Cos., Inc.	23,093
1,000	Cooper Industries Ltd.-Class A	32,250
2,100	Goodrich Corp.	115,836
2,300	Lennox International, Inc.	82,524
1,100	Lockheed Martin Corp.	82,478
2,900	Toro Co. (The)	109,997
6,700	United Technologies Corp.	397,712
3,100	URS Corp. *	134,013
1,200	W.W. Grainger, Inc.	104,964
	Total Capital Goods	1,695,717
	Commercial & Professional Services — 0.3%
6,200	Robert Half International, Inc.	162,998
	Consumer Durables & Apparel — 0.5%
1,900	Nike, Inc.-Class B	105,241
2,900	Phillips-Van Heusen Corp.	109,562
	Total Consumer Durables & Apparel	214,803
	Consumer Services — 2.9%
1,400	Apollo Group, Inc.-Class A *	90,748
8,900	Brinker International, Inc.	129,584
1,200	Career Education Corp. *	28,500
900	Choice Hotels International, Inc.	26,550
1,500	Darden Restaurants, Inc.	49,395
1,200	ITT Educational Services, Inc. *	125,988
13,000	McDonald's Corp.	731,120
7,100	Starbucks Corp. *	134,829
	Total Consumer Services	1,316,714

See accompanying notes to the financial statements.

2

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — 0.5%
300	Goldman Sachs Group (The), Inc.	49,638
6,600	Morgan Stanley	191,136
	Total Diversified Financials	240,774
	Energy — 2.7%
13,400	Exxon Mobil Corp.	926,610
5,300	Frontier Oil Corp.	67,999
16,000	Tesoro Corp.	225,280
	Total Energy	1,219,889
	Food & Staples Retailing — 6.1%
4,100	Costco Wholesale Corp.	209,018
3,800	CVS Caremark Corp.	142,576
6,600	Kroger Co. (The)	142,494
15,200	Sysco Corp.	387,448
27,600	Wal-Mart Stores, Inc.	1,404,012
13,600	Walgreen Co.	460,768
	Total Food & Staples Retailing	2,746,316
	Food, Beverage & Tobacco — 12.4%
25,384	Altria Group, Inc.	464,019
3,700	Brown-Forman Corp.-Class B	165,464
4,700	Campbell Soup Co.	147,392
23,000	Coca-Cola Co. (The)	1,121,710
11,400	Dean Foods Co. *	206,796
1,400	Flowers Foods, Inc.	33,278
3,700	General Mills, Inc.	221,001
5,100	Hansen Natural Corp. *	166,566
5,300	Hershey Co. (The)	207,919
3,700	HJ Heinz Co.	142,450
3,600	Hormel Foods Corp.	133,020
1,000	JM Smucker Co. (The)	52,270
4,900	Kellogg Co.	230,741
1,200	Kraft Foods, Inc.-Class A	34,020

See accompanying notes to the financial statements.

3

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
4,900	Lorillard, Inc.	356,573
5,700	McCormick & Co., Inc. (Non Voting)	185,649
1,500	Pepsi Bottling Group (The), Inc.	53,595
19,400	PepsiCo, Inc.	1,099,398
12,784	Philip Morris International, Inc.	584,357
	Total Food, Beverage & Tobacco	5,606,218
	Health Care Equipment & Services — 5.7%
10,300	AmerisourceBergen Corp.	219,493
5,600	Baxter International, Inc.	318,752
1,900	Cerner Corp. *	117,249
3,200	Cigna Corp.	94,176
4,700	Coventry Health Care, Inc. *	102,601
800	Edwards Lifesciences Corp. *	49,504
5,700	Humana, Inc. *	203,490
2,200	Lincare Holdings, Inc. *	58,058
4,000	McKesson Corp.	227,440
14,200	Medtronic, Inc.	543,860
6,600	Omnicare, Inc.	151,074
3,300	Quest Diagnostics, Inc.	178,068
3,394	UnitedHealth Group, Inc.	95,032
4,100	WellPoint, Inc. *	216,685
	Total Health Care Equipment & Services	2,575,482
	Household & Personal Products — 7.6%
5,300	Alberto-Culver Co.	139,867
7,300	Avon Products, Inc.	232,651
3,300	Church & Dwight Co., Inc.	188,529
7,000	Clorox Co.	413,630
7,300	Colgate-Palmolive Co.	530,710
900	Energizer Holdings, Inc. *	58,887
3,800	Estee Lauder Cos. (The), Inc.-Class A	136,230
6,200	Kimberly-Clark Corp.	374,852
24,800	Procter & Gamble Co. (The)	1,341,928
	Total Household & Personal Products	3,417,284

See accompanying notes to the financial statements.

4

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Insurance — 0.7%
2,300	Brown & Brown, Inc.	45,701
2,000	Fidelity National Financial, Inc.-Class A	30,040
1,900	Prudential Financial, Inc.	96,102
6,100	W.R. Berkley Corp.	155,855
	Total Insurance	327,698
	Materials — 1.0%
3,000	Ball Corp.	145,380
1,300	International Flavors & Fragrances, Inc.	46,306
6,100	Scotts Miracle-Gro Co. (The)-Class A	248,209
	Total Materials	439,895
	Media — 0.2%
2,500	McGraw-Hill Cos. (The), Inc.	84,025
	Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
21,500	Abbott Laboratories	972,445
11,900	Amgen, Inc. *	710,906
5,000	Biogen Idec, Inc. *	251,050
35,200	Bristol-Myers Squibb Co.	778,976
11,500	Eli Lilly & Co.	384,790
9,400	Gilead Sciences, Inc. *	423,564
28,464	Johnson & Johnson	1,720,364
20,400	Merck & Co., Inc.	661,572
400	Millipore Corp. *	26,492
18,000	Mylan, Inc. *	264,060
26,176	Pfizer, Inc.	437,139
10,900	Schering-Plough Corp.	307,162
1,000	Watson Pharmaceuticals, Inc. *	35,290
6,200	Wyeth	296,670
	Total Pharmaceuticals, Biotechnology & Life Sciences	7,270,480

See accompanying notes to the financial statements.

5

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retailing — 7.1%
4,000	Advance Auto Parts, Inc.	169,200
600	Amazon.com, Inc. *	48,714
9,300	American Eagle Outfitters, Inc.	125,550
2,000	AutoNation, Inc. *	37,960
1,660	AutoZone, Inc. *	244,435
6,700	Bed Bath & Beyond, Inc. *	244,416
2,800	Best Buy Co., Inc.	101,584
4,000	Dollar Tree, Inc. *	199,760
8,400	Family Dollar Stores, Inc.	254,352
2,600	Foot Locker, Inc.	27,716
4,000	Home Depot, Inc.	109,160
7,200	Kohl's Corp. *	371,448
12,768	Lowe's Cos., Inc.	274,512
1,800	Nordstrom, Inc.	50,472
4,300	O'Reilly Automotive, Inc. *	164,604
9,900	PetSmart, Inc.	207,009
2,500	Ross Stores, Inc.	116,600
4,500	Sherwin-Williams Co. (The)	270,900
2,900	Staples, Inc.	62,669
1,900	Target Corp.	89,300
1,600	Williams-Sonoma, Inc.	30,608
	Total Retailing	3,200,969
	Semiconductors & Semiconductor Equipment — 1.0%
2,800	Broadcom Corp.-Class A *	79,660
6,700	Cypress Semiconductor Corp. *	67,804
13,108	Intel Corp.	266,355
1,500	Novellus System, Inc. *	28,740
	Total Semiconductors & Semiconductor Equipment	442,559
	Software & Services — 12.5%
3,500	Affiliated Computer Services, Inc.-Class A *	156,800
2,000	Citrix Systems, Inc. *	71,360
8,800	Fidelity National Information Services, Inc.	216,128

See accompanying notes to the financial statements.

6

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
2,500	Fiserv, Inc. *	120,625
2,360	Google, Inc.-Class A *	1,089,541
11,000	IAC/InterActiveCorp *	203,720
7,100	Intuit, Inc. *	197,167
3,600	McAfee, Inc. *	143,208
92,800	Microsoft Corp.	2,287,520
52,800	Oracle Corp.	1,154,736
	Total Software & Services	5,640,805
	Technology Hardware & Equipment — 13.6%
6,260	Apple, Inc. *	1,052,995
1,400	Arrow Electronics, Inc. *	38,696
2,400	Avnet, Inc. *	63,960
64,700	Cisco Systems, Inc. *	1,397,520
600	F5 Networks, Inc. *	20,694
22,100	Hewlett-Packard Co.	992,069
13,980	International Business Machines Corp.	1,650,339
16,300	Qualcomm, Inc.	756,646
10,500	SanDisk Corp. *	185,850
	Total Technology Hardware & Equipment	6,158,769
	Telecommunication Services — 0.4%
2,645	AT&T, Inc.	68,902
1,400	CenturyTel, Inc.	45,122
6,700	Frontier Communications Corp.	47,637
3,600	Windstream Corp.	30,852
	Total Telecommunication Services	192,513
	Transportation — 1.0%
40,400	AMR Corp. *	220,584
9,200	Delta Air Lines, Inc. *	66,424
2,900	United Parcel Service, Inc.-Class B	155,034
	Total Transportation	442,042

See accompanying notes to the financial statements.

7

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Utilities — 0.2%
3,800	NV Energy, Inc.	45,828
800	PG&E Corp.	32,472
	Total Utilities	78,300
	TOTAL COMMON STOCKS (COST $42,554,489)	43,511,714
	SHORT-TERM INVESTMENTS — 3.5%
	Money Market Funds — 3.5%
1,563,843	State Street Institutional Treasury Money Market Fund-Institutional Class	1,563,843
	TOTAL SHORT-TERM INVESTMENTS (COST $1,563,843)	1,563,843
	TOTAL INVESTMENTS — 99.8% (Cost $44,118,332)	45,075,557
	Other Assets and Liabilities (net) — 0.2%	100,066
	TOTAL NET ASSETS — 100.0%	$45,175,623

See accompanying notes to the financial statements.

8

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
18	S&P 500 E-Mini Index	September 2009	$917,730	$67,264

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

9

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $44,118,332) (Note 2)	$45,075,557
Dividends receivable	101,357
Foreign taxes receivable	50
Receivable for collateral on open futures contracts (Note 2)	81,000
Receivable for expenses reimbursed by Manager (Note 3)	9,889
Total assets	45,267,853
Liabilities:
Payable to affiliate for (Note 3):
Management fee	11,808
Shareholder service fee	5,638
Administration fee – Class M	99
Trustees and Chief Compliance Officer of GMO Trust fees	32
Payable for 12b-1 fee – Class M	249
Payable for variation margin on open futures contracts (Note 2)	6,930
Accrued expenses	67,474
Total liabilities	92,230
Net assets	$45,175,623
Net assets consist of:
Paid-in capital	$71,524,685
Accumulated undistributed net investment income	125,261
Accumulated net realized loss	(27,498,812)
Net unrealized appreciation	1,024,489
$45,175,623
Net assets attributable to:
Class III shares	$44,581,529
Class M shares	$594,094
Shares outstanding:
Class III	3,351,595
Class M	44,766
Net asset value per share:
Class III	$13.30
Class M	$13.27

See accompanying notes to the financial statements.

10

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends	$489,095
Total investment income	489,095
Expenses:
Management fee (Note 3)	63,699
Shareholder service fee – Class III (Note 3)	30,391
12b-1 fee – Class M (Note 3)	717
Administration fee – Class M (Note 3)	573
Audit and tax fees	28,152
Custodian, fund accounting agent and transfer agent fees	25,484
Registration fees	11,776
Legal fees	736
Trustees fees and related expenses (Note 3)	439
Miscellaneous	368
Total expenses	162,335
Fees and expenses reimbursed by Manager (Note 3)	(66,332)
Net expenses	96,003
Net investment income (loss)	393,092
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(6,488,521)
Closed futures contracts	74,553
Net realized gain (loss)	(6,413,968)
Change in net unrealized appreciation (depreciation) on:
Investments	15,743,464
Open futures contracts	218,814
Net unrealized gain (loss)	15,962,278
Net realized and unrealized gain (loss)	9,548,310
Net increase (decrease) in net assets resulting from operations	$9,941,402

See accompanying notes to the financial statements.

11

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$393,092	$1,166,736
Net realized gain (loss)	(6,413,968)	(16,522,474)
Change in net unrealized appreciation (depreciation)	15,962,278	(440,166)
Net increase (decrease) in net assets from operations	9,941,402	(15,795,904)
Distributions to shareholders from:
Net investment income
Class III	(358,414)	(1,064,873)
Class M	(4,276)	(246,973)
Total distributions from net investment income	(362,690)	(1,311,846)
Net share transactions (Note 7):
Class III	378,700	(77,034,776)
Class M	(64,884)	(68,971,923)
Increase (decrease) in net assets resulting from net share transactions	313,816	(146,006,699)
Total increase (decrease) in net assets	9,892,528	(163,114,449)
Net assets:
Beginning of period	35,283,095	198,397,544
End of period (including accumulated undistributed net investment income of $125,261 and $94,859, respectively)	$45,175,623	$35,283,095

See accompanying notes to the financial statements.

12

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$10.47		$15.82		$17.24		$18.17	$18.26	$19.03
Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.18		0.17		0.15	0.15	0.16
Net realized and unrealized gain (loss)	2.82		(5.32)		(1.06)		0.07	0.86	(0.02	)(a)
Total from investment operations	2.94		(5.14)		(0.89)		0.22	1.01	0.14
Less distributions to shareholders:
From net investment income	(0.11)		(0.21)		(0.17)		(0.15)	(0.16)	(0.14)
From net realized gains	—		—		(0.36)		(1.00)	(0.94)	(0.77)
Total distributions	(0.11)		(0.21)		(0.53)		(1.15)	(1.10)	(0.91)
Net asset value, end of period	$13.30		$10.47		$15.82		$17.24	$18.17	$18.26
Total Return(b)	28.19	%**	(32.84)%		(5.49)%		1.24%	5.64%	0.94%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$44,582		$34,758		$129,666		$224,554	$342,203	$357,499
Net expenses to average daily net assets	0.46	%*	0.46	%(c)	0.46	%(c)	0.46%	0.48%	0.48%
Net investment income to average daily net assets	1.92	%*	1.19%		0.94%		0.85%	0.84%	0.89%
Portfolio turnover rate	69	%**	70%		97%		111%	94%	136%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.32	%*	0.19%		0.07%		0.05%	0.04%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$10.45		$15.76		$17.16		$18.10	$18.19	$18.97
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.13		0.11		0.10	0.10	0.11
Net realized and unrealized gain (loss)	2.81		(5.30)		(1.05)		0.06	0.85	(0.02	)(a)
Total from investment operations	2.91		(5.17)		(0.94)		0.16	0.95	0.09
Less distributions to shareholders:
From net investment income	(0.09)		(0.14)		(0.10)		(0.10)	(0.10)	(0.10)
From net realized gains	—		—		(0.36)		(1.00)	(0.94)	(0.77)
Total distributions	(0.09)		(0.14)		(0.46)		(1.10)	(1.04)	(0.87)
Net asset value, end of period	$13.27		$10.45		$15.76		$17.16	$18.10	$18.19
Total Return(b)	27.96	%**	(33.01)%		(5.79)%		0.91%	5.33%	0.65%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$594		$525		$68,732		$85,714	$253,332	$269,227
Net expenses to average daily net assets	0.76	%*	0.76	%(c)	0.76	%(c)	0.76%	0.77%	0.78%
Net investment income to average daily net assets	1.63	%*	0.80%		0.64%		0.56%	0.54%	0.61%
Portfolio turnover rate	69	%**	70%		97%		111%	94%	136%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.32	%*	0.10%		0.07%		0.05%	0.04%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported

15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$43,511,714	$67,264
Level 2 - Other Significant Observable Inputs	1,563,843	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$45,075,557	$67,264

*  Other financial instruments include futures contracts.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

All of the Fund's common stocks are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

17

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

18

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing

19

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $4,390,997.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(2,843,668)
2/29/2012	(782,016)
2/28/2017	(11,615,801)
Total	$(15,241,485)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$44,968,483	$1,753,223	$(1,646,149)	$107,074

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of

20

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Market Risk — Growth Securities — Growth securities typically trade at higher multiples of current earnings than other securities. The market prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be

22

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

23

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	67,264	—	67,264
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$67,264	$—	$67,264
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

24

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	74,553	—	74,553
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$74,553	$—	$74,553
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	218,814	—	218,814
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$218,814	$—	$218,814

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$850,047
Highest notional amount outstanding	935,180
Lowest notional amount outstanding	734,200

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average net assets daily of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, administration fees, distribution (12b-1) fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.31% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $439 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $27,973,097 and $27,257,554, respectively.

26

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 92.52% of the outstanding shares of the Fund were held by one shareholder.

As of August 31, 2009, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 0.04% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,626	$30,777	108,893	$1,725,962
Shares issued to shareholders in reinvestment of distributions	30,340	357,985	72,485	1,064,140
Shares repurchased	(930)	(10,062)	(5,059,040)	(79,824,878)
Net increase (decrease)	32,036	$378,700	(4,877,662)	$(77,034,776)

27

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class M:	Shares	Amount	Shares	Amount
Shares sold	—	$—	93,630	$1,517,398
Shares issued to shareholders in reinvestment of distributions	363	4,275	15,520	246,973
Shares repurchased	(5,854)	(69,159)	(4,419,327)	(70,736,294)
Net increase (decrease)	(5,491)	$(64,884)	(4,310,177)	$(68,971,923)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

28

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature.

29

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

30

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

31

GMO U.S. Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,281.90	$2.65
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class M
1) Actual	0.76%	$1,000.00	$1,279.60	$4.37
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.8%
Short-Term Investments	13.1
Options Purchased	2.3
Futures	0.6
Loan Participations	0.2
Loan Assignments	0.1
Swaps	0.1
Forward Currency Contracts	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.7)
Reverse Repurchase Agreements	(2.4)
Other	(0.2)
100.0%
Country/Region Summary**	% of Investments
Euro Region***	89.2%
United Kingdom	20.0
Canada	6.0
Emerging	4.0
Australia	2.9
Sweden	0.5
United States	(3.9)
Japan	(18.7)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration-adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 14.6%
		France — 5.4%
		Foreign Government Obligations
EUR	5,000,000	Government of France, 4.00%, due 10/25/38	7,038,972
		Germany — 6.1%
		Foreign Government Obligations
EUR	5,000,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	7,907,734
		United States — 3.1%
		U.S. Government
USD	3,983,840	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a) (b)	3,977,617
		TOTAL DEBT OBLIGATIONS (COST $17,837,642)	18,924,323
		MUTUAL FUNDS — 81.5%
		United States — 81.5%
		Affiliated Issuers
	547,014	GMO Emerging Country Debt Fund, Class III	4,212,006
	4,332,356	GMO Short-Duration Collateral Fund	69,534,312
	5,496	GMO Special Purpose Holding Fund (c)	3,462
	429,172	GMO U.S. Treasury Fund	10,733,599
	1,107,586	GMO World Opportunity Overlay Fund	21,442,864
		Total United States	105,926,243
		TOTAL MUTUAL FUNDS (COST $126,366,922)	105,926,243
		OPTIONS PURCHASED — 0.1%
		Currency Options — 0.1%
EUR	30,000,000	EUR Interest Rate Call, Expires 05/18/10, Strike 2.31	197,235
		TOTAL OPTIONS PURCHASED (COST $260,208)	197,235

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.0%
	Money Market Funds — 2.9%
3,774,372	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	3,774,372
	Other Short-Term Investments — 0.1%
100,000	U.S. Treasury Bill, 0.38%, due 07/29/10 (a) (d)	99,654
	TOTAL SHORT-TERM INVESTMENTS (COST $3,874,009)	3,874,026
	TOTAL INVESTMENTS — 99.2% (Cost $148,338,781)	128,921,827
	Other Assets and Liabilities (net) — 0.8%	1,047,911
	TOTAL NET ASSETS — 100.0%	$129,969,738

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/06/09	EUR	10,600,000	$15,196,641	$62,483

#  Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
13	Australian Government Bond 10 Yr.	September 2009	$1,147,128	$9,367
22	Australian Government Bond 3 Yr.	September 2009	1,904,233	(19,081)
53	Canadian Government Bond 10 Yr.	December 2009	5,815,160	22,500
210	Euro Bund	September 2009	36,955,838	1,178,608
114	UK Gilt Long Bond	December 2009	22,013,252	62,619
2	U.S. Treasury Note 5 Yr. (CBT)	December 2009	230,500	996
			$68,066,111	$1,255,009
Sales
28	Euro BOBL	September 2009	$4,672,695	$(38,564)
15	Japanese Government Bond 10 Yr. (TSE)	September 2009	22,497,151	(424,730)
8	U.S. Treasury Note 2 Yr. (CBT)	December 2009	1,730,750	(3,978)
27	U.S. Treasury Note 10 Yr. (CBT)	December 2009	3,164,906	(18,222)
1	U.S. Treasury Bond (CBT)	December 2009	119,750	(655)
			$32,185,252	$(486,149)

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
28,000,000	USD	3/20/2014	Deutsche	(Pay)	1.70%	0.71%	Republic of	NA		$(1,280,342)
			Bank AG				Italy
20,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	0.77%	Republic of Italy	20,000,000	USD	1,479,710
										$199,368
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
40,000,000	EUR	1/23/2012	Deutsche Bank AG	Receive	2.71%	6 month EUR LIBOR	$597,579
							$597,579
						Premiums to (Pay) Receive	$—

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

BOBL - Bundesobligationen

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

(a)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)  Underlying investment represents interests in defaulted securities.

(d)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $21,971,859) (Note 2)	$22,995,584
Investments in affiliated issuers, at value (cost $126,366,922) (Notes 2 and 8)	105,926,243
Dividends and interest receivable	315,070
Unrealized appreciation on open forward currency contracts (Note 2)	62,483
Receivable for variation margin on open futures contracts (Note 2)	1,790,153
Receivable for open swap contracts (Note 2)	2,077,289
Receivable for expenses reimbursed by Manager (Note 3)	9,967
Total assets	133,176,789
Liabilities:
Foreign currency due to custodian	6,826
Payable for investments purchased	2,461
Payable to affiliate for (Note 3):
Management fee	27,161
Shareholder service fee	16,297
Trustees and Chief Compliance Officer of GMO Trust fees	267
Payable to broker for closed futures contracts	1,797,792
Payable for open swap contracts (Note 2)	1,280,342
Accrued expenses	75,905
Total liabilities	3,207,051
Net assets	$129,969,738
Net assets consist of:
Paid-in capital	$160,081,547
Distributions in excess of net investment income	(21,295,172)
Accumulated net realized gain	8,988,756
Net unrealized depreciation	(17,805,393)
$129,969,738
Net assets attributable to:
Class III shares	$129,969,738
Shares outstanding:
Class III	17,405,512
Net asset value per share:
Class III	$7.47

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$650,410
Interest	298,975
Dividends	5,901
Total investment income	955,286
Expenses:
Management fee (Note 3)	159,937
Shareholder service fee – Class III (Note 3)	95,962
Audit and tax fees	34,776
Custodian, fund accounting agent and transfer agent fees	29,072
Legal fees	3,496
Trustees fees and related expenses (Note 3)	1,250
Registration fees	736
Miscellaneous	1,011
Total expenses	326,240
Fees and expenses reimbursed by Manager (Note 3)	(67,528)
Expense reductions (Note 2)	(17)
Indirectly incurred fees waived or borne by Manager (Note 3)	(7,472)
Shareholder service fee waived (Note 3)	(2,758)
Net expenses	248,465
Net investment income (loss)	706,821
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	7,639
Closed futures contracts	(1,165,114)
Closed swap contracts	(33,109)
Foreign currency, forward contracts and foreign currency related transactions	(1,069,655)
Net realized gain (loss)	(2,260,239)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,168,400
Investments in affiliated issuers	13,942,939
Open futures contracts	505,749
Open swap contracts	828,780
Foreign currency, forward contracts and foreign currency related transactions	67,111
Net unrealized gain (loss)	16,512,979
Net realized and unrealized gain (loss)	14,252,740
Net increase (decrease) in net assets resulting from operations	$14,959,561

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$706,821	$4,559,356
Net realized gain (loss)	(2,260,239)	4,849,166
Change in net unrealized appreciation (depreciation)	16,512,979	(30,289,598)
Net increase (decrease) in net assets from operations	14,959,561	(20,881,076)
Distributions to shareholders from:
Net investment income
Class III	(4,307,890)	(9,430,411)
Return of capital
Class III	(2,492,110)	—
	(6,800,000)	(9,430,411)
Net share transactions (Note 7):
Class III	(5,378,862)	1,411,572
Redemption fees (Notes 2 and 7):
Class III	107,884	29,275
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(5,270,978)	1,440,847
Total increase (decrease) in net assets	2,888,583	(28,870,640)
Net assets:
Beginning of period	127,081,155	155,951,795
End of period (including distributions in excess of net investment income of $21,295,172 and $17,694,103, respectively)	$129,969,738	$127,081,155

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006		2005
Net asset value, beginning of period	$7.00		$8.79		$9.21		$9.04	$9.59		$9.16
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.26		0.33		0.17	0.18		0.14
Net realized and unrealized gain (loss)	0.82		(1.49)		(0.62)		0.15	0.39		0.44
Total from investment operations	0.86		(1.23)		(0.29)		0.32	0.57		0.58
Less distributions to shareholders:
From net investment income	(0.24)		(0.56)		(0.01)		—	(1.00	)(b)	(0.15)
From net realized gains	—		—		—		(0.14)	(0.12)		—
Return of capital	(0.15)		—		(0.12)		(0.01)	—		—
Total distributions	(0.39)		(0.56)		(0.13)		(0.15)	(1.12)		(0.15)
Net asset value, end of period	$7.47		$7.00		$8.79		$9.21	$9.04		$9.59
Total Return(c)	12.62	%**	(13.93)%		(3.08)%		3.58%	6.01%		6.35%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$129,970		$127,081		$155,952		$274,422	$953,894		$1,015,009
Net expenses to average daily net assets(e)	0.39	%(d)*	0.39	%(d)	0.38	%(d)	0.39%	0.39%		0.39%
Net investment income to average daily net assets(a)	1.10	%*	3.24%		3.62%		1.93%	1.91%		1.51%
Portfolio turnover rate	15	%**	28%		55%		25%	49%		44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.13%		0.09%		0.06%	0.06%		0.09%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(f)	—		—	—		—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.49 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). The Fund typically invests in bonds included in the Fund's benchmark and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing bonds denominated in various currencies. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the Fund invests directly or indirectly at least 80% of its assets in bonds. For these purposes, the term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); shares of SDCF (to gain exposure to asset-backed securities); shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the Fund's emerging country debt investments. The Fund generally

11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars. The Fund also may invest in unaffiliated money market funds.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF, GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available for direct purchase.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $14,510,913. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. Furthermore, the "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are also estimates as of August 31, 2009. Both the dividends from affiliated issuers and distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for

12

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 20.15% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund utilizes third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps.

13

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Foreign Government Obligations	$—	$14,946,706	$—	$14,946,706
U.S. Government	—	3,977,617	—	3,977,617
TOTAL DEBT OBLIGATIONS	—	18,924,323	—	18,924,323
Mutual Funds	14,945,605	90,980,638	—	105,926,243
Options Purchased		197,235	—	197,235
Short-Term Investments	99,654	3,774,372	—	3,874,026
Total Investments	15,045,259	113,876,568	—	128,921,827
Derivatives
Forward Currency Contracts	—	62,483	—	62,483
Futures Contracts	1,274,090	—	—	1,274,090
Swap Agreements	—	597,579	1,479,710	2,077,289
Total	$16,319,349	$114,536,630	$1,479,710	$132,335,689

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts	$(505,230)	$—	$—	$(505,230)
Swap Agreements	—	—	(1,280,342)	(1,280,342)
Total	$(505,230)	$—	$(1,280,342)	$(1,785,572)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 56.59% and 0.01% of total net assets, respectively.

14

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Mutual Funds	$4,012	$—	$—	$—	$(550)	$(3,462)	$—
Swaps	(50,843)	33,109	—	(33,109)	250,211	—	199,368
Total	$(46,831)	$33,109	$—	$(33,109)	$249,661	$(3,462)	$199,368

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

15

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Options contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

16

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

17

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to

18

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

19

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $5,084,075.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(3,082,431)
Total	$(3,082,431)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$150,938,490	$1,094,182	$(23,110,845)	$(22,016,663)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

20

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 until August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008.This summary is not intended to include

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies), Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, or sectors with high positive correlations to one another), and Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's

22

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

performance more than if the Fund were diversified. Certain of the above-referenced risks will be more pronounced for the Fund as a result of its investment in ECDF. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the

23

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

24

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

25

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

26

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$197,235	$—	$—	$—	$—	$197,235
Unrealized appreciation on futures contracts*	1,274,090	—	—	—	—	1,274,090
Unrealized appreciation on forward currency contracts	—	62,483	—	—	—	62,483
Unrealized appreciation on swap agreements	597,579	—	1,479,710	—	—	2,077,289
Total	$2,068,904	$62,483	$1,479,710	$—	$—	$3,611,097
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	(505,230)	—	—	—	—	(505,230)
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	(1,280,342)	—	—	(1,280,342)
Total	$(505,230)	$—	$(1,280,342)	$—	$—	$(1,785,572)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

27

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(1,165,114)	—	—	—	—	(1,165,114)
Swaps contracts	—	—	(33,109)	—	—	(33,109)
Written options	—	—	—	—	—	—
Forward currency contracts	—	(1,180,027)	—	—	—	(1,180,027)
Total	$(1,165,114)	$(1,180,027)	$(33,109)	$—	$—	$(2,378,250)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$(62,973)	$—	$—	$—	$—	$(62,973)
Futures contracts	—	505,749	—	—	—	505,749
Swaps contracts	578,569	—	250,211	—	—	828,780
Written options	—	—	—	—	—	—
Forward currency contracts	—	62,483	—	—	—	62,483
Total	$515,596	$568,232	$250,211	$—	$—	$1,334,039

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Swaps	Options
Average notional amount outstanding	$11,745,403	$129,738,815	$113,067,325	$24,234,824
Highest notional amount outstanding	15,196,641	265,874,202	116,710,000	42,893,909
Lowest notional amount outstanding	—	90,433,361	105,191,879	—

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF.

28

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, an other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses"). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.

29

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009 , these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.017%	0.005%	0.009%	0.031%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $1,066 and $644, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $43,652,194 and $18,800,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 90.60% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 90.60% of the Fund's shares were held by accounts for which the Manager had investment discretion.

30

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	639	$4,508	1,419	$10,498
Shares issued to shareholders in reinvestment of distributions	1,523	10,842	1,349,847	9,367,939
Shares repurchased	(757,607)	(5,394,212)	(940,742)	(7,966,865)
Redemption fees	—	107,884	—	29,275
Net increase (decrease)	(755,445)	$(5,270,978)	410,524	$1,440,847

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$3,145,736	$64,689	$—	$64,689	$—	$4,212,006
GMO Short-Duration Collateral Fund	74,083,286	—	—	563,794	—	69,534,312
GMO Special Purpose Holding Fund	4,012	—	—	—	—	3,462
GMO U.S. Treasury Fund	—	29,521,927	18,800,000	21,927	—	10,733,599
GMO World Opportunity Overlay Fund	20,324,202	—	—	—	—	21,442,864	☐
Totals	$97,557,236	$29,586,616	$18,800,000	$650,410	$—	$105,926,243

☐  The Fund received return of capital distributions in the amount of $1,857,269.

31

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

32

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

33

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management

34

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

35

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$1,126.20	$2.25
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.3%
Short-Term Investments	2.6
Futures Contracts	0.0
Other	3.1
100.0%
Country Summary	% of Equity Investments
United States	89.9%
Switzerland	3.6
United Kingdom	3.1
France	2.3
Netherlands	0.6
Japan	0.5
100.0%
Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	24.6%
Software & Services	18.0
Energy	11.6
Food, Beverage & Tobacco	11.5
Technology Hardware & Equipment	10.2
Household & Personal Products	7.4
Food & Staples Retailing	7.0
Health Care Equipment & Services	3.2
Telecommunication Services	2.2
Capital Goods	2.0
Retailing	1.1
Consumer Durables & Apparel	0.6
Consumer Services	0.6
Transportation	0.0
100.0%

1

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%
	Capital Goods — 1.9%
2,123,200	3M Co.	153,082,720
1,417,100	United Technologies Corp.	84,119,056
	Total Capital Goods	237,201,776
	Consumer Durables & Apparel — 0.5%
1,192,900	Nike, Inc.-Class B	66,074,731
	Consumer Services — 0.5%
1,141,300	McDonald's Corp.	64,186,712
	Energy — 10.9%
15,165,265	BP Plc	129,975,472
6,677,400	Chevron Corp.	467,017,356
7,166,900	Exxon Mobil Corp.	495,591,135
3,084,368	Royal Dutch Shell Group-Class A	85,308,691
2,823,060	Total SA	161,986,316
	Total Energy	1,339,878,970
	Food & Staples Retailing — 6.7%
555,000	Sysco Corp.	14,146,950
13,629,000	Wal-Mart Stores, Inc.	693,307,230
3,199,000	Walgreen Co.	108,382,120
	Total Food & Staples Retailing	815,836,300
	Food, Beverage & Tobacco — 10.8%
341,300	Campbell Soup Co.	10,703,168
11,922,500	Coca-Cola Co. (The)	581,460,325
671,300	General Mills, Inc.	40,096,749
443,400	Hershey Co. (The)	17,394,582
27,000	HJ Heinz Co.	1,039,500
891,800	Kellogg Co.	41,994,862
780,600	Kraft Foods, Inc.-Class A	22,130,010
2,586,885	Nestle SA	107,699,930

See accompanying notes to the financial statements.

2

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
7,672,100	PepsiCo, Inc.	434,777,907
2,474,961	Unilever NV	69,342,834
	Total Food, Beverage & Tobacco	1,326,639,867
	Health Care Equipment & Services — 3.0%
420,100	Express Scripts, Inc. *	30,339,622
4,865,230	Medtronic, Inc.	186,338,309
240,000	Quest Diagnostics, Inc.	12,950,400
3,672,594	UnitedHealth Group, Inc.	102,832,632
659,700	WellPoint, Inc. *	34,865,145
	Total Health Care Equipment & Services	367,326,108
	Household & Personal Products — 7.0%
1,334,100	Avon Products, Inc.	42,517,767
432,700	Clorox Co.	25,568,243
2,191,200	Colgate-Palmolive Co.	159,300,240
536,600	Estee Lauder Cos. (The), Inc.-Class A	19,237,110
1,081,500	Kimberly-Clark Corp.	65,387,490
9,985,500	Procter & Gamble Co. (The)	540,315,405
	Total Household & Personal Products	852,326,255
	Pharmaceuticals, Biotechnology & Life Sciences — 23.2%
5,425,505	Abbott Laboratories	245,395,591
3,691,960	Amgen, Inc. *	220,557,690
1,350,500	Bristol-Myers Squibb Co.	29,886,565
632,400	Gilead Sciences, Inc. *	28,495,944
7,512,615	GlaxoSmithKline Plc	146,704,780
11,924,100	Johnson & Johnson	720,692,604
7,137,100	Merck & Co., Inc.	231,456,153
3,074,083	Novartis AG (Registered)	142,800,730
37,961,500	Pfizer, Inc.	633,957,050
1,010,330	Roche Holding AG	160,920,947
1,576,888	Sanofi-Aventis	107,366,562
3,715,320	Wyeth	177,778,062
	Total Pharmaceuticals, Biotechnology & Life Sciences	2,846,012,678

See accompanying notes to the financial statements.

3

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retailing — 1.1%
3,886,200	Home Depot, Inc.	106,054,398
1,137,800	Lowe's Cos., Inc.	24,462,700
4,900	Target Corp.	230,300
	Total Retailing	130,747,398
	Software & Services — 17.0%
2,953,273	eBay, Inc. *	65,385,464
715,420	Google, Inc.-Class A *	330,287,952
573,170	MasterCard, Inc.-Class A	116,141,437
29,669,000	Microsoft Corp.	731,340,850
31,271,000	Oracle Corp.	683,896,770
2,185,200	Visa, Inc.-Class A	155,367,720
	Total Software & Services	2,082,420,193
	Technology Hardware & Equipment — 9.6%
211,700	Apple, Inc. *	35,610,057
21,854,600	Cisco Systems, Inc. *	472,059,360
1,643,800	Dell, Inc. *	26,021,354
1,022,900	Hewlett-Packard Co.	45,917,981
2,393,760	International Business Machines Corp.	282,583,368
6,764,900	Qualcomm, Inc.	314,026,658
	Total Technology Hardware & Equipment	1,176,218,778
	Telecommunication Services — 2.1%
4,594,095	AT&T, Inc.	119,676,175
37,244	NTT Docomo Inc	57,341,474
2,620,400	Verizon Communications, Inc.	81,337,216
	Total Telecommunication Services	258,354,865
	Transportation — 0.0%
60,400	United Parcel Service, Inc.-Class B	3,228,984
	TOTAL COMMON STOCKS (COST $11,493,627,303)	11,566,453,615

See accompanying notes to the financial statements.

4

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.6%
	Money Market Funds — 0.7%
88,325,399	State Street Institutional Treasury Money Market Fund-Institutional Class	88,325,399
	Other Short-Term Investments — 1.9%
100,000,000	U.S. Treasury Bill, 0.26%, due 04/08/10 (a)	99,844,900
140,000,000	U.S. Treasury Bill, 0.17%, due 01/21/10 (a)	139,908,860
		239,753,760
	TOTAL SHORT-TERM INVESTMENTS (COST $327,889,821)	328,079,159
	TOTAL INVESTMENTS — 96.9% (Cost $11,821,517,124)	11,894,532,774
	Other Assets and Liabilities (net) — 3.1%	376,763,637
	TOTAL NET ASSETS — 100.0%	$12,271,296,411

See accompanying notes to the financial statements.

5

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3,515	S&P 500 E-Mini Index	September 2009	$179,212,275	$185,962

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

6

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $11,821,517,124) (Note 2)	$11,894,532,774
Cash	253,020,979
Foreign currency, at value (cost $40,376) (Note 2)	40,370
Receivable for Fund shares sold	123,605,300
Dividends and interest receivable	38,411,577
Foreign taxes receivable	564,884
Receivable for collateral on open futures contracts (Note 2)	15,817,500
Receivable for expenses reimbursed by Manager (Note 3)	136,152
Total assets	12,326,129,536
Liabilities:
Payable for Fund shares repurchased	41,454,790
Payable to affiliate for (Note 3):
Management fee	3,347,820
Shareholder service fee	873,326
Trustees and Chief Compliance Officer of GMO Trust fees	20,045
Payable for variation margin on open futures contracts (Note 2)	761,530
Payable for collateral on open futures contracts (Note 2)	7,785,000
Accrued expenses	590,614
Total liabilities	54,833,125
Net assets	$12,271,296,411

See accompanying notes to the financial statements.

7

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$13,582,835,274
Accumulated undistributed net investment income	46,450,437
Accumulated net realized loss	(1,431,176,447)
Net unrealized appreciation	73,187,147
$12,271,296,411
Net assets attributable to:
Class III shares	$3,210,628,500
Class IV shares	$1,129,000,145
Class V shares	$769,904,238
Class VI shares	$7,161,763,528
Shares outstanding:
Class III	182,530,321
Class IV	64,139,534
Class V	43,768,839
Class VI	407,072,164
Net asset value per share:
Class III	$17.59
Class IV	$17.60
Class V	$17.59
Class VI	$17.59

See accompanying notes to the financial statements.

8

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,129,396)	$144,938,272
Interest	341,339
Total investment income	145,279,611
Expenses:
Management fee (Note 3)	17,554,068
Shareholder service fee – Class III (Note 3)	2,000,127
Shareholder service fee – Class IV (Note 3)	474,835
Shareholder service fee – Class V (Note 3)	341,518
Shareholder service fee – Class VI (Note 3)	1,722,593
Custodian, fund accounting agent and transfer agent fees	526,332
Legal fees	195,776
Trustees fees and related expenses (Note 3)	102,197
Registration fees	31,096
Audit and tax fees	28,152
Miscellaneous	76,360
Total expenses	23,053,054
Fees and expenses reimbursed by Manager (Note 3)	(810,612)
Expense reductions (Note 2)	(13,181)
Net expenses	22,229,261
Net investment income (loss)	123,050,350
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(613,016,505)
Closed futures contracts	4,893,547
Foreign currency, forward contracts and foreign currency related transactions	(482,531)
Net realized gain (loss)	(608,605,489)
Change in net unrealized appreciation (depreciation) on:
Investments	2,846,108,798
Open futures contracts	5,130,457
Foreign currency, forward contracts and foreign currency related transactions	(14,465)
Net unrealized gain (loss)	2,851,224,790
Net realized and unrealized gain (loss)	2,242,619,301
Net increase (decrease) in net assets resulting from operations	$2,365,669,651

See accompanying notes to the financial statements.

9

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$123,050,350	$192,133,660
Net realized gain (loss)	(608,605,489)	(801,095,631)
Change in net unrealized appreciation (depreciation)	2,851,224,790	(2,483,861,816)
Net increase (decrease) in net assets from operations	2,365,669,651	(3,092,823,787)
Distributions to shareholders from:
Net investment income
Class III	(29,548,689)	(34,569,204)
Class IV	(10,246,076)	(7,116,929)
Class V	(9,289,428)	(12,924,490)
Class VI	(72,553,746)	(118,045,144)
Total distributions from net investment income	(121,637,939)	(172,655,767)
Net realized gains
Class III	—	(11,560,804)
Class IV	—	(2,647,196)
Class V	—	(3,886,453)
Class VI	—	(33,978,058)
Total distributions from net realized gains	—	(52,072,511)
	(121,637,939)	(224,728,278)
Net share transactions (Note 7):
Class III	704,738,002	635,314,415
Class IV	149,496,434	511,082,914
Class V	(38,638,854)	200,968,133
Class VI	560,189,017	2,284,883,800
Increase (decrease) in net assets resulting from net share transactions	1,375,784,599	3,632,249,262
Total increase (decrease) in net assets	3,619,816,311	314,697,197
Net assets:
Beginning of period	8,651,480,100	8,336,782,903
End of period (including accumulated undistributed net investment income of $46,450,437 and $45,038,026, respectively)	$12,271,296,411	$8,651,480,100

See accompanying notes to the financial statements.

10

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$14.17		$20.56		$21.78		$20.81	$20.03	$19.93
Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.37		0.39		0.35	0.32	0.39
Net realized and unrealized gain (loss)	3.42		(6.30)		(0.70)		1.12	0.72	(0.05)
Total from investment operations	3.60		(5.93)		(0.31)		1.47	1.04	0.34
Less distributions to shareholders:
From net investment income	(0.18)		(0.34)		(0.36)		(0.34)	(0.22)	(0.24)
From net realized gains	—		(0.12)		(0.55)		(0.16)	(0.04)	—
Total distributions	(0.18)		(0.46)		(0.91)		(0.50)	(0.26)	(0.24)
Net asset value, end of period	$17.59		$14.17		$20.56		$21.78	$20.81	$20.03
Total Return(a)	25.57	%**	(29.37)%		(1.76)%		7.18%	5.28%	1.72%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,210,629		$1,952,579		$2,003,758		$1,575,300	$1,108,088	$463,848
Net expenses to average daily net assets	0.48	%(b)*	0.48	%(b)	0.48	%(b)	0.48%	0.48%	0.48%
Net investment income to average daily net assets	2.26	%*	2.03%		1.74%		1.64%	1.58%	1.98%
Portfolio turnover rate	19	%**	36%		46%		50%	52%	66%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.04%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$14.19		$20.57		$21.80		$20.82	$20.03	$19.93
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.39		0.40		0.37	0.32	0.38
Net realized and unrealized gain (loss)	3.41		(6.30)		(0.71)		1.11	0.74	(0.03)
Total from investment operations	3.60		(5.91)		(0.31)		1.48	1.06	0.35
Less distributions to shareholders:
From net investment income	(0.19)		(0.35)		(0.37)		(0.34)	(0.23)	(0.25)
From net realized gains	—		(0.12)		(0.55)		(0.16)	(0.04)	—
Total distributions	(0.19)		(0.47)		(0.92)		(0.50)	(0.27)	(0.25)
Net asset value, end of period	$17.60		$14.19		$20.57		$21.80	$20.82	$20.03
Total Return(a)	25.49	%**	(29.27)%		(1.77)%		7.19%	5.37%	1.75%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,129,000		$787,276		$432,046		$800,458	$2,005,417	$938,586
Net expenses to average daily net assets	0.44	%(b)*	0.44	%(b)	0.44	%(b)	0.44%	0.44%	0.44%
Net investment income to average daily net assets	2.29	%*	2.11%		1.78%		1.79%	1.62%	1.92%
Portfolio turnover rate	19	%**	36%		46%		50%	52%	66%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%	0.02%	0.04%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$14.17		$20.56		$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.39		0.41		0.07
Net realized and unrealized gain (loss)	3.42		(6.30)		(0.72)		0.04
Total from investment operations	3.61		(5.91)		(0.31)		0.11
Less distributions to shareholders:
From net investment income	(0.19)		(0.36)		(0.37)		(0.09)
From net realized gains	—		(0.12)		(0.55)		(0.14)
Total distributions	(0.19)		(0.48)		(0.92)		(0.23)
Net asset value, end of period	$17.59		$14.17		$20.56		$21.79
Total Return(b)	25.60	%**	(29.31)%		(1.75)%		0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$769,904		$637,834		$663,616		$259,430
Net expenses to average daily net assets	0.42	%(c)*	0.42	%(c)	0.42	%(c)	0.42	%*
Net investment income to average daily net assets	2.31	%*	2.11%		1.83%		1.40	%*
Portfolio turnover rate	19	%**	36%		46%		50	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02	%*

(a)  Period from December 8, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$14.18		$20.57		$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.40		0.41		0.07
Net realized and unrealized gain (loss)	3.41		(6.31)		(0.70)		0.04
Total from investment operations	3.60		(5.91)		(0.29)		0.11
Less distributions to shareholders:
From net investment income	(0.19)		(0.36)		(0.38)		(0.09)
From net realized gains	—		(0.12)		(0.55)		(0.14)
Total distributions	(0.19)		(0.48)		(0.93)		(0.23)
Net asset value, end of period	$17.59		$14.18		$20.57		$21.79
Total Return(b)	25.53	%**	(29.28)%		(1.67)%		0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,161,764		$5,273,791		$5,237,363		$2,588,116
Net expenses to average daily net assets	0.39	%(c)*	0.39	%(c)	0.39	%(c)	0.39	%*
Net investment income to average daily net assets	2.34	%*	2.16%		1.84%		1.43	%*
Portfolio turnover rate	19	%**	36%		46%		50	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02	%*

(a)  Period from December 8, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Quality Fund (formerly GMO U.S. Quality Equity Fund) (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

Effective June 1, 2009, the Fund seeks high total return through investment in equities the Manager believes to be high quality. The Fund may make security investments in companies whose stocks are traded in any of the world's securities markets. The Fund may hold fewer than 100 stocks. The Fund does not seek to control risk relative to the S&P 500 Index, MSCI ACWI (All Country World Index) Index, or any other securities market index or benchmark. The Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. The Fund may make investments in emerging countries. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Prior to June 1, 2009, the Fund sought high total return. The Fund sought to achieve its objective by outperforming its benchmark, the S&P 500 Index. The Fund typically made equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, the Fund invested at least 80% of its assets in equity investments tied economically to the U.S.

As of August 31, 2009, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

15

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 9.53% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

16

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
France	$—	$269,352,878	$—	$269,352,878
Japan	—	57,341,474	—	57,341,474
Netherlands	—	69,342,834	—	69,342,834
Switzerland	—	411,421,607	—	411,421,607
United Kingdom	—	361,988,943	—	361,988,943
United States	10,397,005,879	—	—	10,397,005,879
TOTAL COMMON STOCKS	10,397,005,879	1,169,447,736	—	11,566,453,615
Short-Term Investments	239,753,760	88,325,399	—	328,079,159
Total Investments	10,636,759,639	1,257,773,135	—	11,894,532,774
Derivatives
Futures	185,962	—	—	185,962
Total	$10,636,945,601	$1,257,773,135	$—	$11,894,718,736

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

17

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party

18

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to

19

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $269,802,905.

20

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(288,464,155)
Total	$(288,464,155)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$12,173,888,533	$237,026,879	$(516,382,638)	$(279,355,759)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

21

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time. In addition, while each GMO Fund is exposed to some level of management risk, that risk may be particularly pronounced for this Fund because it does not seek to control risk relative to, or to outperform, a particular securities market index or benchmark.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Focused Investment Risk — Focusing investments in a limited number of companies or in industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

22

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a

23

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC

24

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

25

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	185,962	—	185,962
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$185,962	$—	$185,962
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*   The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

26

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	4,893,547	—	4,893,547
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$4,893,547	$—	$4,893,547
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	5,130,457	—	5,130,457
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$5,130,457	$—	$5,130,457

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$113,416,573
Highest notional amount outstanding	179,212,275
Lowest notional amount outstanding	38,150,400

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average

27

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $81,313 and $47,104, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $3,159,139,374 and $1,951,725,511, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

28

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 20.01% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.38% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 58.55% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	52,799,675	$838,028,016	56,850,636	$949,977,379
Shares issued to shareholders in reinvestment of distributions	1,317,559	20,852,384	1,903,117	35,704,632
Shares repurchased	(9,335,728)	(154,142,398)	(18,454,345)	(350,367,596)
Net increase (decrease)	44,781,506	$704,738,002	40,299,408	$635,314,415
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	12,310,847	$209,423,992	61,336,699	$958,117,182
Shares issued to shareholders in reinvestment of distributions	409,206	6,468,950	341,350	6,328,384
Shares repurchased	(4,079,954)	(66,396,508)	(27,177,224)	(453,362,652)
Net increase (decrease)	8,640,099	$149,496,434	(34,500,825)	$511,082,914

29

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class V:	Shares	Amount	Shares	Amount
Shares sold	9,992,349	$156,377,740	55,629,177	$871,553,660
Shares issued to shareholders in reinvestment of distributions	587,187	9,289,428	839,435	15,553,597
Shares repurchased	(11,809,597)	(204,306,022)	(43,740,533)	(686,139,124)
Net increase (decrease)	(1,230,061)	$(38,638,854)	12,728,079	$200,968,133
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	67,959,237	$1,029,537,655	207,622,713	$3,716,913,789
Shares issued to shareholders in reinvestment of distributions	4,411,462	69,772,740	7,874,939	146,139,703
Shares repurchased	(37,300,824)	(539,121,378)	(98,156,063)	(1,578,169,692)
Net increase (decrease)	35,069,875	$560,189,017	117,341,589	$2,284,883,800

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

30

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

31

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

32

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

33

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

34

GMO Quality Fund

(formerly GMO U.S. Quality Equity Fund)
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,255.70	$2.73
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45
Class IV
1) Actual	0.44%	$1,000.00	$1,254.90	$2.50
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24
Class V
1) Actual	0.42%	$1,000.00	$1,256.00	$2.39
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class VI
1) Actual	0.39%	$1,000.00	$1,255.30	$2.22
2) Hypothetical	0.39%	$1,000.00	$1,023.24	$1.99

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

35

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.9%
Short-Term Investments	2.0
Forward Currency Contracts	0.0
Swaps	(0.2)
Reverse Repurchase Agreements	(0.6)
Other	(0.1)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

Industry Summary**	% of Debt Obligations
Credit Cards	22.7%
Auto Financing	13.3
Residential Asset-Backed Securities (United States)	12.3
Insured Auto Financing	7.8
CMBS	7.4
Business Loans	6.0
Residential Mortgage-Backed Securities (European)	6.0
Student Loans	4.7
Residential Mortgage-Backed Securities (Australian)	3.6
Investment Grade Corporate Collateralized Debt Obligations	3.1
Insured Other	2.8
Equipment Leases	1.6
U.S. AIDS	1.3
Rate Reduction Bonds	1.2
Bank Loan Collateralized Debt Obligations	1.1
CMBS Collateralized Debt Obligations	1.0
Insurance Premiums	0.9
Insured High Yield Collateralized Debt Obligations	0.7
U.S. Government & Agencies	0.7
Insured Time Share	0.5
Insured Residential Mortgage-Backed Securities (United States)	0.4
Airlines	0.4
Insured Transportation	0.1
Time Share	0.1
Residential Mortgage-Backed Securities (United States)	0.1
Insured Residential Asset-Backed Securities (United States)	0.1
Insured Business Loans	0.1
Collateralized Loan Obligations	0.0
ABS Collateralized Debt Obligations	0.0
100.0%

**  The table above incorporates aggregate indirect industry sector exposure associated with investments in GMO Short-Duration Collateral Fund.

1

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 98.9%
	Affiliated Issuers — 98.9%
1,879,509	GMO Short-Duration Collateral Fund	30,166,126
	TOTAL MUTUAL FUNDS (COST $32,811,394)	30,166,126
	SHORT-TERM INVESTMENTS — 1.2%
	Money Market Funds — 1.2%
375,242	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	375,242
	TOTAL SHORT-TERM INVESTMENTS (COST $375,242)	375,242
	TOTAL INVESTMENTS — 100.1% (Cost $33,186,636)	30,541,368
	Other Assets and Liabilities (net) — (0.1%)	(38,191)
	TOTAL NET ASSETS — 100.0%	$30,503,177

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $375,242) (Note 2)	$375,242
Investments in affiliated issuers, at value (cost $32,811,394) (Notes 2 and 8)	30,166,126
Dividends receivable	9
Receivable for expenses reimbursed by Manager (Note 3)	2,852
Total assets	30,544,229
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,289
Shareholder service fee	3,866
Trustees and Chief Compliance Officer of GMO Trust fees	87
Accrued expenses	35,810
Total liabilities	41,052
Net assets	$30,503,177
Net assets consist of:
Paid-in capital	$37,968,669
Accumulated undistributed net investment income	39,746
Accumulated net realized loss	(4,859,970)
Net unrealized depreciation	(2,645,268)
$30,503,177
Net assets attributable to:
Class III shares	$30,503,177
Shares outstanding:
Class III	1,860,560
Net asset value per share:
Class III	$16.39

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$219,560
Dividends	131
Total investment income	219,691
Expenses:
Management fee (Note 3)	7,121
Shareholder service fee – Class III (Note 3)	21,364
Audit and tax fees	15,640
Registration fees	1,748
Custodian, fund accounting agent and transfer agent fees	920
Legal fees	552
Trustees fees and related expenses (Note 3)	235
Miscellaneous	552
Total expenses	48,132
Fees and expenses reimbursed by Manager (Note 3)	(19,228)
Expense reductions (Note 2)	(5)
Net expenses	28,899
Net investment income (loss)	190,792
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	—
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	3,999,661
Net realized and unrealized gain (loss)	3,999,661
Net increase (decrease) in net assets resulting from operations	$4,190,453

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$190,792	$1,459,448
Net realized gain (loss)	—	(461,840)
Change in net unrealized appreciation (depreciation)	3,999,661	(5,988,117)
Net increase (decrease) in net assets from operations	4,190,453	(4,990,509)
Distributions to shareholders from:
Net investment income
Class III	(151,046)	(1,520,770)
Return of capital
Class III	(5,033,954)	(2,186,109)
	(5,185,000)	(3,706,879)
Net share transactions (Note 7):
Class III	4,618,626	24,925,353
Redemption fees (Notes 2 and 7):
Class III	1,119	12,814
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	4,619,745	24,938,167
Total increase (decrease) in net assets	3,625,198	16,240,779
Net assets:
Beginning of period	26,877,979	10,637,200
End of period (including accumulated undistributed net investment income of $39,746 and $0, respectively)	$30,503,177	$26,877,979

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008	2007(a)
Net asset value, beginning of period	$17.08		$23.39	$25.05	$24.82
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.11		1.17	1.07	(0.01)
Net realized and unrealized gain (loss)	2.28		(4.92)	(1.38)	0.24
Total from investment operations	2.39		(3.75)	(0.31)	0.23
Less distributions to shareholders:
From net investment income	(0.09)		(0.81)	(1.35)	—
Return of capital	(2.99)		(1.75)	—	—
Total distributions	(3.08)		(2.56)	(1.35)	—
Net asset value, end of period	$16.39		$17.08	$23.39	$25.05
Total Return(c)	15.80	%**	(15.90)%	(1.33)%	0.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$30,503		$26,878	$10,637	$40,563
Net expenses to average daily net assets	0.20	%(d)*	0.20%	0.20%	0.21	%*
Net investment income to average daily net assets(b)	1.34	%*	5.47%	4.25%	(0.21	)%*
Portfolio turnover rate	0	%**	18%	127%	125	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.14	%*	0.17%	0.15%	0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.01	—	—

(a)  Period from December 28, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from March 1, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Share Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF") (an arrangement often referred to as a "master-feeder" structure) and, to a limited extent, in cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are identical to those of SDCF. SDCF invests primarily in U.S. and foreign adjustable rate asset-backed securities and primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF also may use exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities.

Since October of 2008, SDCF has declared and paid dividends when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF continued this practice throughout the period from March 1, 2009 through August 31, 2009.

The financial statements of SDCF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF were not publicly available for direct purchase.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund expected to pay redemption requests with cash (less a redemption fee).

7

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $5,651,030. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. Furthermore, the "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are also estimates as of August 31, 2009. Both the dividends from affiliated issuers and distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Shares of SDCF are generally valued at their net asset value.

Investments held by SDCF funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

8

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Typically SDCF values debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by SDCF, those alternative sources would not necessarily confirm the security price used by the SDCF. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held indirectly for which no alternative pricing source was available represented 19.35% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	30,541,368	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$30,541,368	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

9

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The underlying fund is classified as Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying fund, please refer to the portfolio valuation notes in SDCF's financial statements. The aggregate net value of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 80.43% and (0.24%) of total net assets, respectively.

The Fund held no investments or other financial instruments directly at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

10

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2016	$(3,400,357)
2/28/2017	(862,157)
Total	$(4,262,514)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$33,784,092	$—	$(3,242,724)	$(3,242,724)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the SDCF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired

11

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

(e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in SDCF (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of an investment in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008.This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the SDCF's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and

12

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent SDCF from selling securities or closing derivative positions at desirable prices. SDCF invests in asset-backed securities that may be less liquid than the Fund's or SDCF's benchmark. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by SDCF.

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for SDCF because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans).

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of SDCF's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by SDCF involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by SDCF), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the underlying fund in which the Fund invests will not perform as expected). The Fund and SDCF are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund's performance more than if the Fund or SDCF were diversified.

The Fund invests (through SDCF) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the

13

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

14

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder service Plan under which the Fund pays GMO a shareholder service fee for client and shareholders service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.05% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in SDCF, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in SDCF. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.006%	0.000%	0.003%	0.009%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $235 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

15

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $5,050,000 and $0, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 83.18% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 85.91% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	25,505	$424,551	1,190,692	$27,314,596
Shares issued to shareholders in reinvestment of distributions	267,944	4,295,697	144,906	2,586,630
Shares repurchased	(6,135)	(101,622)	(217,211)	(4,975,873)
Purchase premiums	—	—	—	—
Redemption fees	—	1,119	—	12,814
Net increase (decrease)	287,314	$4,619,745	1,118,387	$(24,938,167)

16

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$26,767,495	$5,050,000	$—	$219,560	$—	$30,166,126
Totals	$26,767,495	$5,050,000	$—	$219,560	$—	$30,166,126

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

17

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund ("SDCF"), and, therefore, that the Fund's investment objective and principal investment strategies are identical to those of SDCF. The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing SDCF and the level of skill required to manage SDCF. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund and SDCF. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's and SDCF's investment performance relative to their performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund and SDCF's performance over various periods, including one- and five-year periods and for the life of SDCF, information prepared by the third-party data services, various statistical measures of the Fund's and SDCF's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's and SDCF's performance. The Trustees considered information provided by the Manager addressing the Fund's and SDCF's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund and SDCF, the support those personnel received from the Manager, the investment techniques used to manage SDCF, and the overall competence of the Manager.

18

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, and noted that SDCF does not pay an advisory fee to the Manager. The Trustees also noted that the Fund's expense ratio reflects total expenses payable by the Fund and SDCF. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage SDCF. The Trustees also reviewed information provided by the Manager regarding the combined profits it realized on the services (excluding distribution services) it provided to the Fund and SDCF, and profits it realized on the services (excluding distribution services) it provided to the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fees payable under the Fund's agreement appropriately reflected any economies of scale associated with managing the Fund and SDCF. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Fund's investment management agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund and SDCF. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund, SDCF, and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund and SDCF with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the

19

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund and SDCF, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

20

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.21%	$1,000.00	$1,158.00	$1.14
2) Hypothetical	0.21%	$1,000.00	$1,024.15	$1.07

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	100.0%
Short-Term Investments	0.8
Reverse Repurchase Agreements	(0.6)
Swaps	(0.2)
Forward Currency Contracts	0.0
Other	0.0
100.0%
Industry Summary	% of Debt Obligations
Credit Cards	22.7%
Auto Financing	12.9
Residential Asset-Backed Securities (United States)	11.9
Insured Auto Financing	7.9
CMBS	7.4
Residential Mortgage-Backed Securities (European)	6.2
Business Loans	6.1
Student Loans	4.7
Residential Mortgage-Backed Securities (Australian)	3.6
Investment Grade Corporate Collateralized Debt Obligations	3.2
Insured Other	2.8
Equipment Leases	1.6
U.S. Government Agencies (AID)	1.3
Rate Reduction Bonds	1.2
Bank Loan Collateralized Debt Obligations	1.1
CMBS Collateralized Debt Obligations	1.0
Insurance Premiums	0.9
Insured High Yield Collateralized Debt Obligations	0.7
U.S. Government	0.6
Insured Time Share	0.5
Insured Residential Asset-Backed Securities (United States)	0.5
Insured Residential Mortgage-Backed Securities (United States)	0.4
Airlines	0.4
Insured Transportation	0.1
Time Share	0.1
Residential Mortgage-Backed Securities (United States)	0.1
Insured Business Loans	0.1
Collateralized Loan Obligations	0.0
ABS Collateralized Debt Obligations	0.0
100.0%

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 100.0%
	Asset-Backed Securities — 98.1%
	ABS Collateralized Debt Obligations — 0.0%
11,200,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, 3 mo. LIBOR + .65%, 1.16%, due 10/20/44	336,000
	Airlines — 0.4%
19,400,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.75%, due 05/15/24	5,626,000
7,298,971	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	7,007,013
	Total Airlines	12,633,013
	Auto Financing — 13.3%
15,488,014	BMW Vehicle Lease Trust, Series 07-1, Class A3B, 1 mo. LIBOR + .24%, 0.51%, due 08/15/13	15,479,325
11,600,000	Capital Auto Receivable Asset Trust, Series 07-SN1, Class A4, 1 mo. LIBOR + .10%, 0.37%, due 02/15/11	11,339,000
26,700,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.67%, due 02/18/14	26,513,100
5,100,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.62%, due 07/15/14	4,867,338
24,500,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.92%, due 08/15/13	24,694,530
22,300,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	23,474,407
17,400,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.13%, due 11/10/14	16,747,500
3,514,369	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, 1 mo. LIBOR + .03%, 0.30%, due 11/15/11	3,497,887
24,300,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.31%, due 02/15/12	24,137,919
13,700,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.65%, due 07/15/12	13,528,750
31,800,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.27%, due 03/15/13	32,353,638
61,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.52%, due 06/15/13	56,730,000

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
8,400,000	Franklin Auto Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.22%, due 05/20/16	8,505,000
30,200,000	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.47%, due 07/15/11	30,030,880
31,100,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 06/17/13	30,935,108
30,400,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, 1 mo. LIBOR, 0.27%, due 05/15/12	29,032,000
32,200,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, 1 mo. LIBOR + .10%, 0.37%, due 06/15/12	29,946,000
17,100,000	Swift Master Auto Receivables Trust, Series 07-2, Class A, 1 mo. LIBOR + .65%, 0.92%, due 10/15/12	15,604,776
33,350,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, 1 mo. LIBOR + .27%, 0.54%, due 12/15/16	28,767,743
12,000,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.42%, due 03/20/14	11,984,520
19,600,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 11/15/12	19,305,608
	Total Auto Financing	457,475,029
	Bank Loan Collateralized Debt Obligations — 1.1%
15,305,407	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.78%, due 06/20/25	14,248,377
27,200,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, 3 mo. LIBOR + .25%, 0.83%, due 07/05/11	24,208,000
	Total Bank Loan Collateralized Debt Obligations	38,456,377
	Business Loans — 6.0%
21,994,137	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .14%, 0.58%, due 08/16/19	17,155,427
3,359,505	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.63%, due 04/25/34	2,519,629
2,516,239	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.64%, due 01/25/35	1,761,367
10,922,107	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.66%, due 01/25/36	7,099,369

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
9,447,665	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.51%, due 07/25/37	5,668,599
31,200,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.57%, due 12/25/37	20,124,000
3,324,490	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .12%, 0.39%, due 08/22/16	2,726,082
7,986,489	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 03/20/17	6,548,921
3,345,867	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.56%, due 05/15/32	2,308,648
5,864,004	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.51%, due 11/15/33	3,635,683
28,300,000	GE Dealer Floorplan Master Trust, Series 06-4, Class A, 1 mo. LIBOR + .01%, 0.28%, due 10/20/11	28,217,364
41,500,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, 1 mo. LIBOR + .01%, 0.28%, due 07/20/12	40,860,900
8,426,249	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 02/25/30	5,224,274
5,282,682	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 09/25/30	3,169,609
3,834,460	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, 1 mo. LIBOR + .65%, 0.92%, due 10/25/37	3,335,980
27,169,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.12%, due 10/25/37	17,116,470
27,200,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, 1 mo. LIBOR + .11%, 0.39%, due 02/25/13	26,384,000
20,700,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .06%, 0.33%, due 03/13/12	13,455,000
332,977	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, 1 mo. LIBOR + .50%, 0.77%, due 09/15/17	283,031
	Total Business Loans	207,594,353
	CMBS — 7.4%
11,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	11,528,750
4,511,693	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	4,562,224

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
19,100,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.39%, due 07/15/44	13,370,000
32,300,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.40%, due 12/15/20	17,765,000
25,800,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	25,887,720
16,950,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	17,026,275
3,572,545	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 11/05/21	3,072,388
27,200,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	27,123,500
5,938,604	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 03/06/20	5,166,585
6,300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.41%, due 03/06/20	5,292,000
42,900,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45 (a)	43,247,662
7,637,472	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, 1 mo. LIBOR + .12%, 0.39%, due 02/15/20	5,788,287
3,525,454	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 09/15/21	3,014,264
27,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	27,170,100
10,300,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	10,383,636
11,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.91%, due 10/15/42	10,723,900
4,346,181	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	4,359,220
26,097,462	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	18,790,172
	Total CMBS	254,271,683
	CMBS Collateralized Debt Obligations — 1.0%
4,400,000	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.21%, due 11/23/52	308,000
10,904,754	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.95%, due 06/28/19	6,542,852
13,977,288	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	6,988,644

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS Collateralized Debt Obligations — continued
18,809,007	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.59%, due 08/26/30	6,583,153
27,100,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.60%, due 05/25/46	14,092,000
	Total CMBS Collateralized Debt Obligations	34,514,649
	Collateralized Loan Obligations — 0.0%
719,907	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, 3 mo. LIBOR + .48%, 0.87%, due 02/25/13	647,917
	Credit Cards — 22.7%
9,094,969	Advanta Business Card Master Trust, Series 05-A2, Class A2, 1 mo. LIBOR + .13%, 0.40%, due 05/20/13	8,640,221
13,173,925	Advanta Business Card Master Trust, Series 07-A4, Class A4, 1 mo. LIBOR + .03%, 0.30%, due 04/22/13	12,515,229
50,600,000	American Express Credit Account Master Trust, Series 05-5, Class A, 1 mo. LIBOR + .04%, 0.31%, due 02/15/13	50,353,072
20,700,000	American Express Credit Account Master Trust, Series 06-1, Class A, 1 mo. LIBOR + .03%, 0.30%, due 12/15/13	20,344,229
10,300,000	American Express Issuance Trust, Series 07-1, Class A, 1 mo. LIBOR + .20%, 0.47%, due 09/15/11	10,253,650
4,200,000	Bank of America Credit Card Trust, Series 06-A12, Class A12, 1 mo. LIBOR + .02%, 0.29%, due 03/15/14	4,098,780
33,750,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.27%, due 09/15/14	34,637,962
17,875,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.59%, due 06/16/14	17,523,041
24,800,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, 1 mo. LIBOR + .01%, 0.28%, due 08/15/13	24,428,000
7,700,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, 1 mo. LIBOR + .03%, 0.30%, due 03/16/15	7,353,500
16,800,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, 1 mo. LIBOR + .07%, 0.34%, due 05/15/13	16,691,808
17,500,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, 1 mo. LIBOR + 1.10%, 1.37%, due 03/17/14	17,368,750
39,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.52%, due 09/15/17	36,031,710

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
	46,600,000	Chase Issuance Trust, Series 05-A6, Class A6, 1 mo. LIBOR + .07%, 0.34%, due 07/15/14	45,435,000
	22,900,000	Chase Issuance Trust, Series 06-A7, Class A, 1 mo. LIBOR + .01%, 0.28%, due 02/15/13	22,708,900
	4,000,000	Chase Issuance Trust, Series 07-A1, Class A1, 1 mo. LIBOR + .02%, 0.29%, due 03/15/13	3,962,360
	13,000,000	Chase Issuance Trust, Series 07-A11, Class A11, 1 mo. LIBOR, 0.27%, due 07/16/12	12,937,912
EUR	33,200,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, 3 mo. EUR LIBOR + .10%, 0.95%, due 05/24/13	45,117,674
	11,200,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, 3 mo. LIBOR + .14%, 0.58%, due 08/15/13	10,987,200
	8,100,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, 1 mo. LIBOR + .07%, 0.34%, due 04/24/14	7,922,853
	40,500,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, 1 mo. LIBOR + 1.10%, 1.37%, due 12/23/13	40,338,000
	10,600,000	Discover Card Master Trust I, Series 96-4, Class A, 1 mo. LIBOR + .38%, 0.65%, due 10/16/13	10,420,860
	11,000,000	Discover Card Master Trust I, Series 05-4, Class A1, 1 mo. LIBOR + .06%, 0.33%, due 06/18/13	10,845,340
	16,400,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.36%, due 06/16/15	14,929,125
	52,700,000	Discover Card Master Trust I, Series 06-2, Class A2, 1 mo. LIBOR + .03%, 0.30%, due 01/16/14	51,528,901
	3,900,000	Discover Card Master Trust I, Series 07-1, Class A, 1 mo. LIBOR + .01%, 0.28%, due 08/15/12	3,882,918
	46,700,000	First National Master Note Trust, Series 07-2, Class A, 1 mo. LIBOR + .75%, 1.02%, due 11/15/12	46,648,922
	19,800,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, 1 mo. LIBOR + .04%, 0.31%, due 03/15/13	19,707,138
	35,800,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, 1 mo. LIBOR + .01%, 0.28%, due 06/15/13	35,370,400
	39,800,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, 1 mo. LIBOR + .05%, 0.32%, due 04/15/13	39,178,125
	17,500,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.82%, due 07/15/13	17,150,000
	11,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.42%, due 01/15/14	11,287,250

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
40,300,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.07%, due 05/15/13	39,091,000
21,100,000	Pillar Funding Plc, Series 04-2, Class A, 144A, 3 mo. LIBOR + .14%, 0.77%, due 09/15/11	21,090,505
10,600,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 02/15/17	9,549,964
	Total Credit Cards	780,330,299
	Equipment Leases — 1.6%
9,791,996	CNH Equipment Trust, Series 07-B, Class A3B, 1 mo. LIBOR + .60%, 0.87%, due 10/17/11	9,795,521
14,600,000	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.23%, due 08/15/14	14,791,260
30,222,736	GE Equipment Midticket LLC, Series 07-1, Class A3B, 1 mo. LIBOR + .25%, 0.52%, due 06/14/11	30,109,401
	Total Equipment Leases	54,696,182
	Insurance Premiums — 0.9%
32,700,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .05%, 0.32%, due 12/15/11	31,411,620
	Insured Auto Financing — 7.8%
8,500,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, 1 mo. LIBOR + .12%, 0.39%, due 04/20/11	8,324,560
7,090,949	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, 1 mo. LIBOR + .08%, 0.36%, due 05/06/12	7,006,850
22,900,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.32%, due 10/06/13	21,990,870
17,000,000	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, 1 mo. LIBOR + .05%, 0.33%, due 12/06/13	15,446,200
6,556,239	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, 1 mo. LIBOR + .03%, 0.31%, due 05/07/12	6,398,634
13,300,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.08%, due 06/06/14	11,546,249
25,400,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.78%, due 03/08/16	23,022,255

See accompanying notes to the financial statements.

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
20,560,409	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, 1 mo. LIBOR + .01%, 0.28%, due 12/15/12	19,822,290
22,151,306	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	21,536,829
6,800,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, 1 mo. LIBOR + .02%, 0.29%, due 11/15/13	6,453,214
15,505,215	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.78%, due 04/16/12	15,332,176
1,600,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A3, 144A, AMBAC, 1 mo. LIBOR + .20%, 0.47%, due 02/25/11	1,579,152
7,800,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, 1 mo. LIBOR + .25%, 0.52%, due 11/25/11	7,409,376
31,821,927	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, 1 mo. LIBOR + .05%, 0.32%, due 09/15/14	29,798,689
23,000,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.92%, due 10/15/14	21,406,100
51,300,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.48%, due 07/14/14	46,683,000
3,630,457	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	3,628,751
	Total Insured Auto Financing	267,385,195
	Insured Business Loans — 0.1%
2,977,589	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.71%, due 10/25/30	1,935,433
	Insured High Yield Collateralized Debt Obligations — 0.7%
18,892,308	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, 3mo. LIBOR +.25%, 0.85%, due 06/30/17 (b)	15,805,305
4,414,401	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, 6 mo. LIBOR + .52%, 1.76%, due 05/22/13	3,310,801
6,908,818	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, 3 mo. LIBOR + .46%, 0.97%, due 12/16/15	5,803,407
	Total Insured High Yield Collateralized Debt Obligations	24,919,513

See accompanying notes to the financial statements.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — 2.9%
24,700,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	22,830,235
45,300,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	36,368,425
12,718,124	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 09/15/41	9,614,011
12,202,463	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 12/15/41	9,289,979
18,565,617	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.83%, due 01/05/14	16,709,055
2,988,000	Toll Road Investment Part II, Series B, 144A, MBIA, Zero Coupon, due 02/15/30	515,281
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	2,485,087
	Total Insured Other	97,812,073
	Insured Residential Asset-Backed Securities (United States) — 0.4%
2,947,743	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.48%, due 07/25/34	1,297,007
3,505,394	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.65%, due 12/25/33	1,927,967
919,396	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.60%, due 03/25/34	505,667
24,064,671	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.49%, due 11/25/35	10,829,102
	Total Insured Residential Asset-Backed Securities (United States)	14,559,743
	Insured Residential Mortgage-Backed Securities (United States) — 0.4%
582,672	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.61%, due 10/25/34	302,989
1,120,209	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.60%, due 01/25/35	537,700
15,444,952	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 06/15/37	3,079,723
7,655,736	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.50%, due 10/25/34	3,524,724

See accompanying notes to the financial statements.

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — continued
520,587	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.73%, due 07/25/29	227,486
528,540	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.83%, due 08/15/30	296,025
1,203,978	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.71%, due 06/25/34	397,313
252,446	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.56%, due 12/25/32	109,814
5,113,131	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.46%, due 11/25/35	2,446,914
2,149,656	Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, 1 mo. LIBOR + .37%, 0.64%, due 09/27/32	1,100,388
1,692,472	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, 1 mo. LIBOR + .22%, 0.49%, due 06/25/34	814,841
	Total Insured Residential Mortgage-Backed Securities (United States)	12,837,917
	Insured Time Share — 0.5%
875,665	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .18%, 0.45%, due 05/20/16	713,821
2,387,283	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	2,172,427
3,999,894	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	3,280,865
4,208,445	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.42%, due 03/20/19	3,661,347
13,340,900	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	8,274,293
	Total Insured Time Share	18,102,753
	Insured Transportation — 0.1%
6,020,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.57%, due 04/17/19	4,635,400
	Investment Grade Corporate Collateralized Debt Obligations — 3.1%
15,500,000	Counts Trust, Series 04-2, 144A, 3 mo. LIBOR + .95%, 1.56%, due 09/20/09	15,531,465
22,300,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 1.01%, due 12/20/10	18,765,450

See accompanying notes to the financial statements.

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Investment Grade Corporate Collateralized Debt Obligations — continued
34,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.90%, due 06/20/13	18,621,900
4,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, 3 mo. LIBOR + .45%, 1.06%, due 12/20/09	3,802,000
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, 3 mo. LIBOR + .65%, 1.26%, due 12/20/09	5,589,000
2,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, 3 mo. LIBOR + .75%, 1.36%, due 12/20/09	1,815,000
10,100,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, 3 mo. LIBOR + .45%, 1.06%, due 03/20/10	9,180,900
12,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, 3 mo. LIBOR + .52%, 1.13%, due 03/20/10	10,518,000
8,400,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, 3 mo. LIBOR + .70%, 1.41%, due 08/01/11	7,141,680
22,900,000	Salisbury International Investments Ltd., 3 mo. LIBOR + .42%, 1.03%, due 06/22/10	16,442,200
	Total Investment Grade Corporate Collateralized Debt Obligations	107,407,595
	Rate Reduction Bonds — 1.2%
14,157,276	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	14,494,785
24,500,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	25,541,250
	Total Rate Reduction Bonds	40,036,035
	Residential Asset-Backed Securities (United States) — 12.0%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.66%, due 01/25/35	581,645
1,752,333	Accredited Mortgage Loan Trust, Series 07-1, Class A1, 1 mo. LIBOR + .05%, 0.32%, due 02/25/37	1,662,081
2,081,693	ACE Securities Corp., Series 05-ASP1, Class A2C, 1 mo. LIBOR + .27%, 0.54%, due 09/25/35	2,008,834
3,205,526	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.41%, due 02/25/36	511,281
6,442,848	ACE Securities Corp., Series 06-ASP2, Class A2B, 1 mo. LIBOR + .14%, 0.41%, due 03/25/36	5,927,420

See accompanying notes to the financial statements.

12

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
8,500,000	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.45%, due 03/25/36	3,570,000
10,387,413	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.37%, due 08/25/36	7,790,560
20,300,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.45%, due 10/25/36	5,278,000
18,148,368	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.37%, due 07/25/36	13,611,276
5,900,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 05/25/36	1,947,000
7,484,403	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.36%, due 06/25/36	5,613,302
11,100,000	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 04/25/36	4,329,000
4,321,333	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 09/25/35	534,765
8,619,824	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 06/25/36	280,144
10,019,677	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.44%, due 06/25/36	175,344
10,894,416	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.36%, due 01/25/37	5,174,848
6,496,787	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 11/25/36	3,085,974
12,442,814	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.47%, due 05/25/37	1,505,581
3,448,275	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 0.79%, due 05/25/34	2,580,818
58,867,000	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 07/25/36	13,907,329
11,564,217	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.38%, due 09/25/36	6,938,530
13,350,164	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.46%, due 03/25/36	8,277,102
642,505	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.38%, due 05/25/36	546,129
9,600,000	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	3,187,500

See accompanying notes to the financial statements.

13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
14,300,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.38%, due 10/25/36	13,350,480
10,100,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.42%, due 10/25/36	4,012,730
718,523	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, 1 mo. LIBOR + .06%, 0.33%, due 11/25/36	696,967
28,475,556	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.49%, due 05/25/37	20,448,297
5,734,455	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 05/28/39	4,037,056
5,978,474	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	3,587,084
11,501,781	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 02/28/40	5,582,964
4,479,622	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.38%, due 11/25/36	3,129,191
8,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.47%, due 11/25/36	1,692,256
6,015,109	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.43%, due 02/25/37	549,691
9,793,011	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.43%, due 01/25/36	7,834,409
4,145,536	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 02/25/37	3,794,190
38,100,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.47%, due 02/25/37	23,348,213
12,800,000	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.43%, due 06/25/36	8,960,000
269,942	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.81%, due 04/25/33	165,152
178,309	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.68%, due 10/25/34	80,239
12,100,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 12/25/36	3,751,000
36,200,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.41%, due 02/25/37	19,768,820
8,105,398	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.35%, due 03/25/37	7,569,631

See accompanying notes to the financial statements.

14

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
3,199,381	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, 1 mo. LIBOR + .11%, 0.38%, due 04/25/36	2,950,429
429,511	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.57%, due 04/25/34	179,992
2,013,114	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF18, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 12/25/37	1,965,927
14,400,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 04/25/36	5,832,000
4,556,710	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.46%, due 05/25/36	2,318,226
3,343,902	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.37%, due 08/25/36	2,172,492
19,925,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 08/25/36	5,698,550
15,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.42%, due 08/25/36	4,350,000
3,736,045	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.58%, due 01/20/35	2,900,105
3,218,653	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	2,450,200
11,933,332	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.43%, due 01/20/36	9,636,165
29,400,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.39%, due 12/25/36	8,422,630
4,136,315	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.52%, due 10/25/35	3,603,765
7,176,618	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, 1 mo. LIBOR + .13%, 0.40%, due 10/25/36	6,687,746
20,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.42%, due 03/25/36	7,406,531
11,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	3,288,074
23,290,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 08/25/36	7,066,885
14,400,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.43%, due 10/25/36	4,151,952
2,504,312	Master Asset-Backed Securities Trust, Series 06-WMC1, Class A2, 1 mo. LIBOR + .11%, 0.38%, due 02/25/36	2,487,108

See accompanying notes to the financial statements.

15

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
6,598,971	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 03/25/36	214,467
10,550,301	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.39%, due 02/25/37	5,473,496
3,496,461	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.67%, due 08/25/34	2,272,700
32,500,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.50%, due 02/25/37	9,750,000
21,345,837	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.43%, due 04/25/36	8,751,793
9,020,519	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 04/25/37	7,045,026
9,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 11/25/36	2,565,000
2,467,187	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, 1 mo. LIBOR + .16%, 0.43%, due 11/25/35	2,427,095
8,214,714	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.53%, due 12/25/35	5,367,634
11,025,250	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.46%, due 09/25/45	8,428,803
1,246,352	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, 1 mo. LIBOR + .23%, 0.50%, due 04/25/35	1,184,034
3,275,629	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 10/25/33	2,808,573
720,377	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1, 1 mo. LIBOR + .09%, 0.36%, due 10/25/36	715,875
7,362,151	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.52%, due 01/25/36	6,257,828
6,585,926	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.38%, due 04/25/37	6,029,679
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.81%, due 03/25/35	110,135
4,825,178	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.43%, due 03/25/36	3,618,884
2,878,007	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.56%, due 10/25/36	2,411,770
2,189,799	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.53%, due 10/25/35	1,983,559

See accompanying notes to the financial statements.

16

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
2,950,643	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 01/25/37	2,420,450
17,100,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/37	4,883,760
9,454,097	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.47%, due 01/25/36	5,483,376
6,214,249	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 11/25/35	1,304,992
17,234,438	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.67%, due 06/25/37	4,429,250
	Total Residential Asset-Backed Securities (United States)	410,889,789
	Residential Mortgage-Backed Securities (Australian) — 3.6%
3,301,224	Australian Mortgage Securities II, Series G3, Class A1A, 3 mo. LIBOR + .21%, 0.74%, due 01/10/35	2,888,571
4,154,224	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.56%, due 11/19/37	3,801,423
8,841,953	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.57%, due 07/20/38	8,247,261
14,531,662	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.57%, due 04/19/38	13,196,769
2,438,000	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 1.10%, due 09/27/35	1,935,820
25,123,669	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 1.03%, due 03/14/36	20,270,279
1,622,079	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.75%, due 12/08/36	1,332,781
2,487,983	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.46%, due 05/27/38	1,870,142
1,889,383	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.54%, due 05/10/36	1,776,387
9,575,799	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.68%, due 06/14/37	8,857,700
6,042,271	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.42%, due 02/27/39	5,599,487
13,154,241	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.58%, due 10/20/37	11,430,115

See accompanying notes to the financial statements.

17

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
14,934,160	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.49%, due 02/21/38	11,947,328
1,469,426	Superannuation Members Home Loans Global Fund, Series 4A, Class A, 3 mo. LIBOR + .22%, 0.98%, due 10/09/29	1,370,732
891,273	Superannuation Members Home Loans Global Fund, Series 6, Class A, 3 mo. LIBOR + .16%, 0.62%, due 11/09/35	785,363
1,761,426	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.77%, due 03/09/36	1,663,402
1,469,965	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.58%, due 01/12/37	1,266,948
17,729,584	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.70%, due 06/12/40	16,092,151
12,124,102	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.47%, due 05/21/38	10,342,587
	Total Residential Mortgage-Backed Securities (Australian)	124,675,246
	Residential Mortgage-Backed Securities (European) — 6.0%
11,452,791	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.72%, due 09/20/66	5,726,395
15,900,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.70%, due 03/20/30	7,950,000
12,300,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, 3 mo. LIBOR + .09%, 0.53%, due 02/17/52	11,623,500
30,800,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.61%, due 01/13/39	27,036,625
2,879,521	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, 3 mo. LIBOR + .07%, 0.58%, due 10/11/41	2,717,145
6,014,943	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	4,691,656
3,467,031	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .14%, 0.75%, due 09/20/44	2,565,603
38,600,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, 3 mo. LIBOR + .08%, 0.59%, due 07/15/40	37,564,362
10,000,000	Holmes Master Issuer Plc, Series 07-2A, Class 3A1, 3 mo. LIBOR + .08%, 0.59%, due 07/15/21	9,122,600
18,457,682	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.71%, due 12/10/43	16,171,698

See accompanying notes to the financial statements.

18

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
767,210	Leek Finance Plc, Series 14A, Class A2B, 144A, 3 mo. LIBOR + .18%, 0.79%, due 09/21/36	719,499
3,142,900	Leek Finance Plc, Series 15A, Class AB, 144A, 3 mo. LIBOR + .14%, 0.75%, due 03/21/37	2,767,225
3,891,888	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.75%, due 12/21/37	3,035,065
11,300,379	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.55%, due 11/15/38	6,342,903
6,563,673	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.73%, due 09/15/39	3,398,145
6,543,175	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .21%, 0.65%, due 05/15/34	4,303,053
36,000,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, 3 mo. LIBOR + .10%, 0.56%, due 02/12/16	33,840,000
26,600,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.62%, due 07/15/33	21,147,000
6,400,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.59%, due 10/15/33	5,603,584
	Total Residential Mortgage-Backed Securities (European)	206,326,058
	Residential Mortgage-Backed Securities (United States) — 0.1%
670,174	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.57%, due 08/25/35	321,684
1,360,966	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.52%, due 07/25/30	1,176,597
3,486,595	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/26/34	2,363,802
	Total Residential Mortgage-Backed Securities (United States)	3,862,083
	Student Loans — 4.7%
10,800,000	College Loan Corp. Trust, Series 06-1, Class A2, 3 mo. LIBOR + .02%, 0.52%, due 04/25/22	10,759,500
5,032,000	College Loan Corp. Trust, Series 07-1, Class A1, 3 mo. LIBOR + .01%, 0.51%, due 01/25/23	5,000,550
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	20,230,219

See accompanying notes to the financial statements.

19

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
4,122,141	Goal Capital Funding Trust, Series 06-1, Class A1, 3 mo. LIBOR, 0.39%, due 08/25/20	4,089,659
4,150,489	Goal Capital Funding Trust, Series 07-1, Class A1, 3 mo. LIBOR + .02%, 0.63%, due 06/25/21	4,082,421
446,126	Keycorp Student Loan Trust, Series 05-A, Class 2A1, 3 mo. LIBOR + .05%, 0.65%, due 09/27/21	444,605
2,761,700	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, 3 mo. LIBOR + .04%, 0.65%, due 06/20/15	2,744,577
8,913,016	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.41%, due 08/25/23	8,244,629
5,801,086	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 08/26/19	5,641,556
9,600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.69%, due 12/23/19	9,368,064
15,574,593	SLM Student Loan Trust, Series 05-1, Class A2, 3 mo. LIBOR + .08%, 0.58%, due 04/27/20	15,133,505
24,600,000	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.57%, due 04/27/20	24,046,500
25,300,000	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR, 0.50%, due 07/25/17	24,762,375
5,500,000	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.75%, due 01/25/19	5,390,000
12,128,418	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.66%, due 09/15/22	11,036,861
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 1 mo. LIBOR + .75%, 1.25%, due 01/25/19	10,540,125
	Total Student Loans	161,515,146
	Time Share — 0.1%
4,377,655	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.27%, due 02/20/20	4,279,157
	Total Asset-Backed Securities	3,373,546,258
	U.S. Government — 0.6%
22,554,226	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (c) (d)	22,518,996

See accompanying notes to the financial statements.

20

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	U.S. Government Agency — 1.3%
10,578,750	Agency for International Development Floater (Support of India), 3 mo. LIBOR + .10%, 0.58%, due 02/01/27 (b)	8,965,920
13,125,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.95%, due 10/29/26 (b)	11,645,059
15,306,250	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR - .02%, 0.78%, due 02/01/25 (b)	13,533,390
633,416	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.61%, due 05/01/14 (b)	607,039
9,870,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.80%, due 07/01/23 (b)	8,847,038
	Total U.S. Government Agency	43,598,446
	TOTAL DEBT OBLIGATIONS (COST $4,253,966,066)	3,439,663,700
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
27,428,743	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	27,428,743
	TOTAL SHORT-TERM INVESTMENTS (COST $27,428,743)	27,428,743
	TOTAL INVESTMENTS — 100.8% (Cost $4,281,394,809)	3,467,092,443
	Other Assets and Liabilities (net) — (0.8%)	(27,944,855)
	TOTAL NET ASSETS — 100.0%	$3,439,147,588

See accompanying notes to the financial statements.

21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/06/09	EUR	20,000,000	$28,672,908	$117,892

#  Fund sells foreign currency; buys USD.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	20,734,000	JP Morgan Chase Bank, 1.75%, dated 07/09/09, to be repurchased on demand at face value plus accrued interest.	$(20,788,427)
			$(20,788,427)

Average balance outstanding	$(20,734,000)
Average interest rate	1.77%
Maximum balance outstanding	$(20,734,000)
Average shares outstanding	214,212,753
Average balance per share outstanding	$(0.10)
Days outstanding	54

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

See accompanying notes to the financial statements.

22

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
60,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	4.08%	Eagle	60,000,000	USD	$(2,331,599)
							Creek
							CDO
31,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	6.22%	MS Synthetic 2006-1	31,000,000	USD	(5,939,228)
										$(8,270,827)
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

23

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)  All or a portion of this security has been pledged to cover collateral requirements on open swap contracts (Note 2).

(d)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

See accompanying notes to the financial statements.

24

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $4,281,394,809) (Note 2)	$3,467,092,443
Receivable for investments sold	159,871
Interest receivable	3,665,088
Unrealized appreciation on open forward currency contracts (Note 2)	117,892
Receivable for expenses reimbursed by Manager (Note 3)	55,739
Total assets	3,471,091,033
Liabilities:
Payable for investments purchased	1,386
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	7,864
Payable for open swap contracts (Note 2)	8,270,827
Payable for reverse repurchase agreements (Note 2)	20,788,427
Miscellaneous payable	2,537,983
Accrued expenses	336,958
Total liabilities	31,943,445
Net assets	$3,439,147,588
Net assets consist of:
Paid-in capital	$4,377,171,548
Accumulated undistributed net investment income	3,486,813
Accumulated net realized loss	(119,055,492)
Net unrealized depreciation	(822,455,281)
$3,439,147,588
Net assets	$3,439,147,588
Shares outstanding	214,272,088
Net asset value per share	$16.05

See accompanying notes to the financial statements.

25

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Interest	$32,134,668
Dividends	177,904
Total investment income	32,312,572
Expenses:
Custodian, fund accounting agent and transfer agent fees	213,532
Legal fees	144,072
Interest expense (Note 2)	54,427
Audit and tax fees	40,664
Trustees fees and related expenses (Note 3)	37,372
Miscellaneous	17,295
Total expenses	507,362
Fees and expenses reimbursed by Manager (Note 3)	(354,568)
Expense reductions (Note 2)	(116)
Net expenses	152,678
Net investment income (loss)	32,159,894
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(8,413,160)
Closed swap contracts	160,513
Foreign currency, forward contracts and foreign currency related transactions	(1,321,381)
Net realized gain (loss)	(9,574,028)
Change in net unrealized appreciation (depreciation) on:
Investments	479,385,690
Open swap contracts	21,462,277
Foreign currency, forward contracts and foreign currency related transactions	(1,996,218)
Net unrealized gain (loss)	498,851,749
Net realized and unrealized gain (loss)	489,277,721
Net increase (decrease) in net assets resulting from operations	$521,437,615

See accompanying notes to the financial statements.

26

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$32,159,894	$208,565,178
Net realized gain (loss)	(9,574,028)	(331,967,782)
Change in net unrealized appreciation (depreciation)	498,851,749	(823,404,562)
Net increase (decrease) in net assets from operations	521,437,615	(946,807,166)
Distributions to shareholders from:
Net investment income	(27,899,086)	(266,488,025)
Return of capital	(718,100,918)	(538,644,733)
	(746,000,004)	(805,132,758)
Net share transactions (Note 7):	(13,037,815)	(2,247,496,453)
Redemption fees (Notes 2 and 7):	—	4,769,406
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(13,037,815)	(2,242,727,047)
Total increase (decrease) in net assets	(237,600,204)	(3,994,666,971)
Net assets:
Beginning of period	3,676,747,792	7,671,414,763
End of period (including accumulated undistributed net investment income of $3,486,813 and distributions in excess of net investment income of $773,995, respectively)	$3,439,147,588	$3,676,747,792

See accompanying notes to the financial statements.

27

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007		2006		2005
Net asset value, beginning of period	$17.10		$24.03		$25.66		$25.60		$25.33		$25.18
Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.76		1.38		1.43		1.01		0.59
Net realized and unrealized gain (loss)	2.28		(4.41)		(1.64)		0.00	(a)	(0.03)		(0.09)
Total from investment operations	2.43		(3.65)		(0.26)		1.43		0.98		0.50
Less distributions to shareholders:
From net investment income	(0.13)		(1.06)		(1.37)		(1.37)		(0.71)		(0.34)
From net realized gains	—		—		—		—		—		(0.01)
From return of capital	(3.35)		(2.22)		—		—		—		—
Total distributions	(3.48)		(3.28)		(1.37)		(1.37)		(0.71)		(0.35)
Net asset value, end of period	$16.05		$17.10		$24.03		$25.66		$25.60		$25.33
Total Return(b)	16.10	%**	(15.97)%		(1.14)%		5.68%		3.89%		2.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,439,148		$3,676,748		$7,671,415		$6,603,600		$4,480,312		$3,483,889
Net operating expenses to average daily net assets	0.01	%(d)*	0.00	%(c)(d)	0.00	%(c)(d)	0.00	%(c)	0.00	%(c)	0.00	%(c)
Interest expense to average daily net assets(e)	0.00	%(f)*	—		—		0.01%		0.02%		—
Total net expenses to average daily net assets	0.01	%(d)*	0.00	%(d)(g)	0.00	%(d)(g)	0.01%		0.02%		0.00	%(g)
Net investment income to average daily net assets	1.82	%*	3.46%		5.41%		5.50%		3.96%		2.31%
Portfolio turnover rate	0.00	%**	16%		27%		68%		45%		34%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.01%		0.02%		0.02%		0.02%
Redemption fees consisted of the following per share amounts:†	$0.00	(h)	$0.02		—		—		—		—

(a)  Net realized and unrealized gain (loss) was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net operating expenses were less than 0.01% to average daily net assets.

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Interest expense was less than 0.01% to average daily net assets.

(g)  Total net expenses were less than 0.01% to average daily net assets.

(h)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund primarily invests in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use exchange-traded and over-the-counter ("OTC") derivatives. The Fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in 2008, the Fund currently holds and may continue to hold material positions of below investment grade securities.

Since October of 2008, the Fund has declared and paid dividends when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund intends to continue this practice.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund expected to pay redemption requests with cash (less a redemption fee).

As of August 31, 2009, shares of the Fund were not publicly offered and were principally available only to other series of the Trust and certain accredited investors. On July 17, 2009, the Fund filed an initial registration statement to seek to register its shares under the Securities Act of 1933. As of August 31, 2009, the Fund was closed to subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing

29

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

The "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are estimates as of August 31, 2009. Distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. In early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund values debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held that were fair valued or for which no alternative pricing source was available represented 19.56% of the net assets of the Fund.

30

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund also utilizes third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$620,191,125	$2,753,355,133	$3,373,546,258
U.S. Government	—	22,518,996	—	22,518,996
U.S. Government Agency	—	—	43,598,446	43,598,446
TOTAL DEBT OBLIGATIONS	—	642,710,121	2,796,953,579	3,439,663,700
Short-Term Investments	—	27,428,743	—	27,428,743
TOTAL SHORT-TERM INVESTMENTS	—	27,428,743	—	27,428,743
Total Investments	—	670,138,864	2,796,953,579	3,467,092,443
Derivatives
Forward Currency Contracts	—	117,892	—	117,892
Total	$—	$670,256,756	$2,796,953,579	$3,467,210,335

31

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements	$—	$—	$(8,270,827)	$(8,270,827)
Total	$—	$—	$(8,270,827)	$(8,270,827)

The aggregate net values of the Fund's direct investments in securities and other financial instruments using Level 3 inputs were 81.33% and (0.24%) of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$3,528,379,547	$(630,674,625)	$2,166,119	$(7,329,703)	$481,004,920	$(620,191,125)	$2,753,355,133
U.S. Government Agency	47,442,969	(1,841,714)	16,820	(2,308)	(2,017,321)	—	43,598,446
Swaps	(29,733,104)	(160,514)	—	160,514	21,462,277	—	(8,270,827)
Total	$3,546,089,412	$(632,676,853)	$2,182,939	$(7,171,497)	$500,449,876	$(620,191,125)	$2,788,682,752

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency

32

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price

33

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

34

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price

35

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2009, the Fund had entered into reverse repurchase agreements, plus accrued interest, amounting to $20,788,427, selling securities with a market value, plus accrued interest, of $25,328,566. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated

36

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital and currency losses of $39,640,884 and $28,599, respectively.

37

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(29,576,884)
2/29/2012	(142,552)
2/28/2014	(614,650)
2/28/2015	(5,952,458)
2/29/2016	(1,158,601)
2/28/2017	(32,360,541)
Total	$(69,805,686)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,280,000,874	$9,662,894	$(822,571,325)	$(812,908,431)

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $6,379,072.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon

38

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009 the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of

39

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

current global economic conditions that began to unfold in 2008.This summary is not intended to include every potential risk of investing in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund invests in asset-backed securities that may be less liquid than the Fund's benchmark. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund.

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans).

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Market Disruption and Geopolitical Risk (the risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

40

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund invests in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

41

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Master Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund's operations. Due to declines in the net assets of the Fund prior to August 31, 2009, one or more counterparties are entitled to terminate early but none has taken such action.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through

42

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of

43

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	117,892	—	—	—	117,892
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$117,892	$—	$—	$—	$117,892

44

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	(8,270,827)	—	—	(8,270,827)
Total	$—	$—	$(8,270,827)	$—	$—	$(8,270,827)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	160,513	—	—	160,513
Written options	—	—	—	—	—	—
Forward currency contracts	—	(1,334,384)	—	—	—	(1,334,384)
Total	$—	$(1,334,384)	$160,513	$—	$—	$(1,173,871)

45

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	21,462,277	—	—	21,462,277
Written options	—	—	—	—	—	—
Forward currency contracts	—	(1,996,281)	—	—	—	(1,996,281)
Total	$—	$(1,996,281)	$21,462,277	$—	$—	$19,465,996

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Swaps
Average notional amount outstanding	$27,393,959	$91,000,000
Highest notional amount outstanding	28,672,908	91,000,000
Lowest notional amount outstanding	25,353,827	91,000,000

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 (excluding fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $29,828 and $17,295, respectively. The compensation and expenses of

46

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $1,386 and $614,460,755 respectively. Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $18,056,963.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 67.24% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Each of the shareholders are other funds of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.93% of the Fund's shares were held by accounts for which the Manager had investment discretion.

47

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
	Shares	Amount	Shares	Amount
Shares sold	314,159	$5,050,000	89,796,548	$2,127,502,850
Shares issued to shareholders in reinvestment of distributions	1,229	19,699	1,977,373	46,978,867
Shares repurchased	(1,119,821)	(18,107,514)	(195,999,454)	(4,421,978,170)
Redemption fees	—	—	—	4,769,406
Net increase (decrease)	(804,433)	$(13,037,815)	(104,225,533)	$(2,242,727,047)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

48

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called "fallout benefits" to the Manager, such as the possible reputational value derived from serving as

49

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

50

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.01%	$1,000.00	$1,161.00	$0.05
2) Hypothetical	0.01%	$1,000.00	$1,025.16	$0.05

*  Expenses are calculated using the annualized expense ratio (including interest expense) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

51

GMO Special Situations Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Situations Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	76.5%
Debt Obligations	51.3
Swaps	4.3
Common Stocks	0.6
Reverse Repurchase Agreements	(31.8)
Other	(0.9)
100.0%

1

GMO Special Situations Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		COMMON STOCKS — 0.6%
		China — 0.6%
	42,000	China Mobile Ltd Sponsored ADR	2,067,240
		TOTAL COMMON STOCKS (COST $2,239,407)	2,067,240
		DEBT OBLIGATIONS — 51.3%
		Foreign Government Obligations — 11.5%
JPY	778,875,000	Japanese Government CPI Linked Bond, 0.80%, due 12/10/15 (a)	7,688,304
JPY	785,910,000	Japanese Government CPI Linked Bond, 0.80%, due 03/10/16 (a)	7,685,955
JPY	782,439,000	Japanese Government CPI Linked Bond, 1.00%, due 06/10/16 (a)	7,706,667
JPY	1,523,040,000	Japanese Government CPI Linked Bond, 1.10%, due 09/10/16 (a)	15,132,192
		Total Foreign Government Obligations	38,213,118
		U.S. Government — 39.8%
	22,195,680	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a)	22,161,010
	100,000,000	U.S. Treasury Principal Strip Bond, due 11/15/22 (b)	56,943,300
	100,000,000	U.S. Treasury Strip Coupon Bond, due 11/15/23 (b)	53,738,100
		Total U.S. Government	132,842,410
		TOTAL DEBT OBLIGATIONS (COST $165,589,416)	171,055,528
		SHORT-TERM INVESTMENTS — 76.5%
		Money Market Funds — 6.4%
	21,484,221	State Street Institutional Treasury Money Market Fund-Institutional Class	21,484,221
		Other Short-Term Investments — 70.1%
	234,000,000	U.S. Treasury Bill, 1.01%, due 09/24/09 (c)	233,845,453
		TOTAL SHORT-TERM INVESTMENTS (COST $255,329,674)	255,329,674
		TOTAL INVESTMENTS — 128.4% (Cost $423,158,497)	428,452,442
		Other Assets and Liabilities (net) — (28.4%)	(94,718,881)
		TOTAL NET ASSETS — 100.0%	$333,733,561

See accompanying notes to the financial statements.

2

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	50,715,000	Goldman Sachs, 0.23%, dated 08/13/09, to be repurchased on demand at face value plus accrued interest.	$(50,721,156)
USD	55,375,000	Goldman Sachs, 0.26%, dated 08/20/09, to be repurchased on demand at face value plus accrued interest.	(55,379,799)
			$(106,100,955)

Average balance outstanding	$(85,688,684)
Average interest rate	0.25%
Maximum balance outstanding	$(106,090,000)
Average shares outstanding	12,512,185
Average balance per share outstanding	$(6.85)
Days outstanding	19

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Forward Starting Dividend Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
3,910,000	EUR	12/19/2014	BNP Paribas	50,000 EUR for	50,000 EUR for
				every 1 dividend	every 1 dividend
				index point decrease	index point increase
				in the actual	in the actual
				dividends from the	dividends from the
				Fixed Strike	Fixed Strike	$1,012,515
1,862,500	EUR	12/19/2014	Barclays	25,000 EUR for every 1 dividend index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend index point increase in the actual dividends from the Fixed Strike	620,474

See accompanying notes to the financial statements.

3

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Forward Starting Dividend Swaps — continued

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
3,787,500	EUR	12/19/2014	Barclays	50,000 EUR for	50,000 EUR for
				every 1 dividend	every 1 dividend
				index point decrease	index point increase
				in the actual	in the actual
				dividends from the	dividends from the
				Fixed Strike	Fixed Strike	$1,163,775
1,987,500	EUR	12/18/2015	Barclays	25,000 EUR for every 1 dividend index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend index point increase in the actual dividends from the Fixed Strike	510,173
2,020,000	EUR	12/16/2016	Barclays	25,000 EUR for every 1 dividend index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend index point increase in the actual dividends from the Fixed Strike	455,148
2,072,500	EUR	12/21/2018	Barclays	25,000 EUR for every 1 dividend index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend index point increase in the actual dividends from the Fixed Strike	456,543
2,065,000	EUR	12/21/2018	Barclays	25,000 EUR for every 1 dividend index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend index point increase in the actual dividends from the Fixed Strike	464,369
2,062,500	EUR	12/21/2018	BNP Paribas	25,000 EUR for every 1 dividend index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend index point increase in the actual dividends from the Fixed Strike	466,978
						$5,149,975
					Premiums to (Pay) Receive	$—

See accompanying notes to the financial statements.

4

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
100,000,000	USD	11/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$3,554,025
100,000,000	USD	11/15/2023	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	4,655,749
							$8,209,774
						Accretion since inception for zero coupon interest rate swaps	$2,240,238

#  Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
32,211,304	USD	8/20/2010	BNP Paribas	MSCI Index (a)	3 month
					LIBOR - 0.35%	$972,965
$972,965
					Premiums to (Pay) Receive	$—

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).

(c)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

5

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Currency Abbreviations:

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $423,158,497) (Note 2)	$428,452,442
Foreign currency, at value (cost $195,911) (Note 2)	200,424
Receivable for Fund shares sold	72,943
Interest receivable	227,591
Interest receivable for open swap contracts	640,220
Receivable for open swap contracts (Note 2)	14,332,714
Receivable for expenses reimbursed by Manager (Note 3)	9,548
Total assets	443,935,882
Liabilities:
Payable for Fund shares repurchased	3,900,000
Payable to affiliate for (Note 3):
Management fee	104,316
Shareholder service fee	17,356
Trustees and Chief Compliance Officer of GMO Trust fees	749
Payable for reverse repurchase agreements (Note 2)	106,100,955
Accrued expenses	78,945
Total liabilities	110,202,321
Net assets	$333,733,561
Net assets attributable to:
Class III shares	$19,663,841
Class VI shares	$314,069,720
Shares outstanding:
Class III	730,317
Class VI	11,639,697
Net asset value per share:
Class III	$26.93
Class VI	$26.98

See accompanying notes to the financial statements.

7

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Interest	$2,505,967
Dividends	2,796
Total investment income	2,508,763
Expenses:
Management fee (Note 3)	591,438
Shareholder service fee – Class III (Note 3)	15,090
Shareholder service fee – Class VI (Note 3)	82,383
Audit and tax fees	36,984
Custodian, fund accounting agent and transfer agent fees	20,700
Interest expense (Note 2)	10,955
Legal fees	8,740
Trustees fees and related expenses (Note 3)	3,459
Miscellaneous	2,760
Total expenses	772,509
Fees and expenses reimbursed by Manager (Note 3)	(65,228)
Net expenses	707,281
Net investment income (loss)	1,801,482
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Closed swap contracts	(6,701,794)
Written options	338,390
Net realized gain (loss)	(6,363,404)
Change in net unrealized appreciation (depreciation) on:
Investments	6,353,449
Open swap contracts	15,215,870
Written options	564,085
Foreign currency, forward contracts and foreign currency related transactions	16,477
Net unrealized gain (loss)	22,149,881
Net realized and unrealized gain (loss)	15,786,477
Net increase (decrease) in net assets resulting from operations	$17,587,959

See accompanying notes to the financial statements.

8

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,801,482	$5,920,536
Net realized gain (loss)	(6,363,404)	95,010,697
Change in net unrealized appreciation (depreciation)	22,149,881	(8,057,488)
Net increase (decrease) in net assets from operations	17,587,959	92,873,745
Net share transactions (Note 7):
Class III	(1,828,967)	(77,529,015)
Class VI	(28,539,408)	(350,165,495)
Increase (decrease) in net assets resulting from net share transactions	(30,368,375)	(427,694,510)
Total increase (decrease) in net assets	(12,780,416)	(334,820,765)
Net assets:
Beginning of period	346,513,977	681,334,742
End of period	$333,733,561	$346,513,977

See accompanying notes to the financial statements.

9

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008(a)
Net asset value, beginning of period	$25.47		$21.32	$20.09
Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.26	0.31
Net realized and unrealized gain (loss)	1.31		3.89	0.92
Total from investment operations	1.46		4.15	1.23
Net asset value, end of period	$26.93		$25.47	$21.32
Total Return(b)	5.73	%**	19.47%	6.12	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$19,664		$20,366	$88,204
Net operating expenses to average daily net assets	0.52	%*	0.52%	0.53	%*
Interest expense to average daily net assets	0.01	%*	—	—
Total net expenses to average daily net assets	0.53	%*	0.52%	0.53	%*
Net investment income to average daily net assets	1.14	%*	1.20%	2.71	%*
Portfolio turnover rate	0	%**	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.03%	0.05	%*

(a)  Period from August 13, 2007 (commencement of operations) through February 29, 2008.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008(a)
Net asset value, beginning of period	$25.51		$21.33	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.23	0.34
Net realized and unrealized gain (loss)	1.32		3.95	0.99
Total from investment operations	1.47		4.18	1.33
Net asset value, end of period	$26.98		$25.51	$21.33
Total Return(b)	5.76	%**	19.60%	6.65	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$314,070		$326,148	$593,131
Net operating expenses to average daily net assets	0.43	%*	0.43%	0.43	%*
Interest expense to average daily net assets	0.01	%*	—	—
Total net expenses to average daily net assets	0.44	%*	0.43%	0.43	%*
Net investment income to average daily net assets	1.13	%*	1.03%	2.84	%*
Portfolio turnover rate	0	%**	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.03%	0.05	%*

(a)  Period from July 31, 2007 (commencement of operations) through February 29, 2008.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Special Situations Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund's investment objectives are capital appreciation and capital preservation. The Manager plans to pursue the Fund's investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. The Fund may have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment. In pursuing its investment objectives, the Fund is permitted to use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions and foreign currency derivative transactions. The Fund may elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek "relative" return). The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. If the Fund takes temporary defensive positions, it may not achieve its investment objective.

As of August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

As of August 31, 2009, shares of the Fund were not publicly offered and were principally available only to other series of the Trust and certain accredited investors.

The Fund currently limits subscriptions due to capacity considerations.

12

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant.

13

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
China	$2,067,240	$—	$—	$2,067,240
TOTAL COMMON STOCKS	2,067,240	—	—	2,067,240
Debt Obligations
Foreign Government Obligations	—	38,213,118	—	38,213,118
U.S. Government	—	132,842,410	—	132,842,410
TOTAL DEBT OBLIGATIONS	—	171,055,528	—	171,055,528
Short-Term Investments	—	255,329,674	—	255,329,674
Total Investments	2,067,240	426,385,202	—	428,452,442
Derivatives
Swap Agreements	—	14,332,714	—	14,332,714
Total	$2,067,240	$440,717,916	$—	$442,785,156

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

14

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

15

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2009, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$—	(390)	$(4,152,460)	$—	—	$—
Options written	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options sold	—	390	4,152,460	—	—	—
Outstanding, end of period	$—	—	$—	$—	—	$—

16

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, forward starting dividend swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

17

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between

18

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2009, the Fund had entered into reverse repurchase agreements, plus accrued interest, amounting to $106,100,955, selling securities with a market value, plus accrued interest, of $110,681,400. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$423,158,497	$5,466,112	$(172,167)	$5,293,945

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not

19

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

Because the Fund has elected to be treated as a partnership for tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates).

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

20

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

To the extent that the Fund invests in wholly-owned subsidiaries, the Fund is exposed to all the risks to which its wholly-owned subsidiaries are exposed, as well as the risk that investments made through its wholly-owned subsidiaries will not perform as expected.

• Customized Investment Program Risk — Because the Fund is intended to compliment the Manager's asset allocation strategies, the risks associated with the Fund's investments often will be far greater (and investment returns may be far more volatile) than if the Fund served as a stand-alone investment vehicle.

• Management Risk — This is the risk that the Manager's strategies and techniques will fail to produce the desired results.

• Derivatives Risk — The use of derivatives by the Fund or underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives is particularly pronounced because the Fund makes substantial use of derivatives to implement its investment program.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions. Leverage increases the Fund's portfolio losses and reduces opportunities for gain when interest rates or currency rates are changing.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular any asset-backed securities held by the Fund.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

21

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because it makes significant use of swap contracts and other OTC derivative instruments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

Other principal risks of an investment in the Fund include Market Disruption and Geopolitical Risk (the risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Fund and other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

22

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund may also use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue

23

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

24

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	8,209,774	—	—	972,965	5,149,975	14,332,714
Total	$8,209,774	$—	$—	$972,965	$5,149,975	$14,332,714
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

25

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	(6,701,794)	—	—	—	—	(6,701,794)
Written options	—	—	—	338,390	—	338,390
Forward currency contracts	—	—	—	—	—	—
Total	$(6,701,794)	$—	$—	$338,390	$—	$(6,363,404)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	10,065,895	—	—	—	5,149,975	15,215,870
Written options	—	—	—	564,085	—	564,085
Forward currency contracts	—	—	—	—	—	—
Total	$10,065,895	$—	$—	$564,085	$5,149,975	$15,779,955

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Swaps	Options
Average notional amount outstanding	$374,860,605	$11,143
Highest notional amount outstanding	427,790,665	39,000
Lowest notional amount outstanding	260,474,816	—

3.  Fees and other transactions with affiliates

GMO receives management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.37% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

26

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.37% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.37% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.37% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $2,723 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$108,223,000	$—
Investments (non-U.S. Government securities)	2,239,406	—

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

27

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 83.75% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	363,567	$9,667,436	112,442	$2,461,097
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(432,979)	(11,496,403)	(3,450,617)	(79,990,112)
Net increase (decrease)	(69,412)	$(1,828,967)	(3,338,175)	$(77,529,015)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	821,813	$21,677,266	283,402	$6,515,930
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(1,968,099)	(50,216,674)	(15,304,605)	(356,681,425)
Net increase (decrease)	(1,146,286)	$(28,539,408)	(15,021,203)	$(350,165,495)

28

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

29

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered that the Fund is intended to complement other strategies offered by the Manager and is not intended to stand on its own, and concluded that the usefulness of the Fund's performance relative to its benchmark was limited because the Fund is not managed to a benchmark. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

30

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

31

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

32

GMO Special Situations Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$1,057.30	$2.75
2) Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70
Class VI
1) Actual	0.44%	$1,000.00	$1,057.60	$2.28
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	0.9
Futures Contracts	(0.1)
Other	(0.2)
100.0%
Industry Group Summary	% of Equity Investments
Retailing	15.1%
Insurance	13.7
Health Care Equipment & Services	8.1
Software & Services	7.3
Consumer Services	6.4
Technology Hardware & Equipment	5.7
Consumer Durables & Apparel	5.7
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Materials	4.7
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Capital Goods	3.4
Real Estate	2.8
Food & Staples Retailing	2.6
Diversified Financials	1.9
Energy	1.8
Household & Personal Products	1.6
Telecommunication Services	1.6
Media	1.0
Utilities	0.9
Banks	0.9
Transportation	0.7
Automobiles & Components	0.4
Semiconductors & Semiconductor Equipment	0.1
100.0%

1

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%
	Automobiles & Components — 0.4%
800	Dorman Products, Inc. *	11,248
600	Spartan Motors, Inc.	3,258
600	Standard Motor Products, Inc.	7,428
2,200	TRW Automotive Holdings Corp. *	38,830
	Total Automobiles & Components	60,764
	Banks — 0.9%
200	Bank of Kentucky Financial Corp.	5,382
200	Camden National Corp.	6,470
400	First Defiance Financial Corp.	6,656
300	First of Long Island Corp. (The)	8,562
500	Great Southern Bancorp, Inc.	10,525
400	National Bankshares, Inc.	10,164
2,300	Ocwen Financial Corp. *	23,805
2,700	PMI Group (The), Inc.	9,018
3,300	Radian Group, Inc.	30,261
1,300	Trustmark Corp.	24,739
	Total Banks	135,582
	Capital Goods — 3.3%
500	AAON, Inc.	10,440
900	Alliant Techsystems, Inc. *	69,552
1,100	Applied Industrial Technologies, Inc.	22,693
900	Beacon Roofing Supply, Inc. *	15,138
1,300	Briggs & Stratton Corp.	22,932
1,300	Carlisle Cos., Inc.	42,887
1,200	Crane Co.	28,164
131	DigitalGlobe, Inc. *	2,628
1,500	Force Protection, Inc. *	7,950
800	H&E Equipment Services, Inc. *	8,016
1,600	Hubbell, Inc.-Class B	61,552
800	Interline Brands, Inc. *	13,368

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
1,000	John Bean Technologies Corp.	16,690
200	Michael Baker Corp. *	6,696
2,500	Oshkosh Corp.	84,000
1,000	Thomas & Betts Corp. *	27,690
800	Toro Co. (The)	30,344
600	Universal Forest Products, Inc.	24,780
1,400	WESCO International, Inc. *	33,642
	Total Capital Goods	529,162
	Commercial & Professional Services — 4.7%
1,000	Administaff, Inc.	24,140
5,400	Cintas Corp.	148,176
400	Courier Corp.	6,440
2,400	Deluxe Corp.	40,104
900	Ennis, Inc.	12,267
3,400	Equifax, Inc.	93,976
1,500	HNI Corp.	32,220
400	ICF International, Inc. *	10,940
1,000	Kelly Services, Inc.-Class A	11,480
2,000	Kforce, Inc. *	22,400
2,800	Manpower, Inc.	144,760
3,900	Robert Half International, Inc.	102,531
600	School Specialty, Inc. *	13,674
1,600	Spherion Corp. *	8,672
1,200	TrueBlue, Inc. *	16,320
1,000	United Stationers, Inc. *	45,690
400	Volt Information Sciences, Inc. *	4,040
	Total Commercial & Professional Services	737,830
	Consumer Durables & Apparel — 5.7%
1,300	American Greetings Corp.-Class A	18,057
200	Blyth, Inc.	9,100
2,400	Brunswick Corp.	22,296
2,500	Carter's, Inc. *	62,900

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
1,100	Columbia Sportswear Co.	43,241
2,100	CROCS, Inc. *	13,335
300	CSS Industries, Inc.	6,264
2,000	Fossil, Inc. *	50,760
700	Helen of Troy Ltd. *	15,134
3,500	Jarden Corp. *	85,225
2,800	Jones Apparel Group, Inc.	43,652
500	Maidenform Brands, Inc. *	8,070
5,100	Newell Rubbermaid, Inc.	70,992
400	Oxford Industries, Inc.	5,600
1,500	Phillips-Van Heusen Corp.	56,670
1,000	Polaris Industries, Inc.	37,710
1,100	Pool Corp.	26,202
400	RC2 Corp. *	6,280
3,100	Standard Pacific Corp. *	11,253
2,500	Stanley Works (The)	102,325
800	Steven Madden Ltd. *	25,784
3,300	Tempur-Pedic International, Inc. *	48,840
2,700	Timberland Co.-Class A *	34,992
1,700	Tupperware Corp.	62,883
1,300	Wolverine World Wide, Inc.	32,383
	Total Consumer Durables & Apparel	899,948
	Consumer Services — 6.4%
500	Ambassadors Group, Inc.	7,890
1,300	Ameristar Casinos, Inc.	21,593
900	Bob Evans Farms, Inc.	24,183
2,200	Boyd Gaming Corp. *	22,616
4,300	Brinker International, Inc.	62,608
400	California Pizza Kitchen, Inc. *	5,624
4,500	Career Education Corp. *	106,875
1,000	Carrols Restaurant Group, Inc. *	7,610
800	CEC Entertainment, Inc. *	21,400
1,300	Cheesecake Factory (The), Inc. *	23,881

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
300	CPI Corp.	5,424
1,100	Cracker Barrel Old Country Store, Inc.	31,251
4,400	Darden Restaurants, Inc.	144,892
500	DineEquity, Inc.	10,540
2,200	Domino's Pizza, Inc. *	17,798
200	Frisch's Restaurants, Inc.	5,644
1,400	Isle of Capri Casinos, Inc. *	14,322
1,170	ITT Educational Services, Inc. *	122,838
1,000	Jack in the Box, Inc. *	20,390
500	Lincoln Educational Services Corp. *	11,090
400	Mac-Gray Corp. *	4,796
900	O'Charleys, Inc.	6,885
1,000	Papa John's International, Inc. *	23,330
500	PF Chang's China Bistro, Inc. *	15,955
500	Pre-Paid Legal Services, Inc. *	22,920
2,400	Regis Corp.	38,832
3,200	Ruby Tuesday, Inc. *	23,360
1,100	Shuffle Master, Inc. *	8,338
1,000	Speedway Motorsports, Inc.	15,550
1,000	Steak n Shake Co. (The) *	10,480
700	Steiner Leisure Ltd. *	23,254
1,400	Weight Watchers International, Inc.	38,402
6,200	Wyndham Worldwide Corp.	93,930
	Total Consumer Services	1,014,501
	Diversified Financials — 1.9%
2,700	Advance America Cash Advance Centers, Inc.	15,498
5,700	AmeriCredit Corp. *	98,382
500	Calamos Asset Management, Inc.	5,640
500	Encore Capital Group, Inc. *	7,450
2,000	Federated Investors Inc.-Class B	52,500
700	Hercules Technology Growth Capital, Inc.	6,489
2,700	MCG Capital Corp. *	8,181
2,200	MF Global Ltd. *	15,730

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — continued
2,400	Nelnet, Inc.-Class A *	35,424
800	PennantPark Investment Corp.	6,680
1,900	Primus Guaranty Ltd. *	7,885
650	Student Loan Corp.	31,954
600	World Acceptance Corp. *	15,618
	Total Diversified Financials	307,431
	Energy — 1.8%
1,100	Delek US Holdings, Inc.	8,899
4,200	Sunoco, Inc.	112,980
5,300	Tesoro Corp.	74,624
4,300	Western Refining, Inc. *	26,101
1,500	World Fuel Services Corp.	67,410
	Total Energy	290,014
	Food & Staples Retailing — 2.5%
1,500	BJ's Wholesale Club, Inc. *	48,900
1,500	Casey's General Stores, Inc.	41,625
400	Nash Finch Co.	10,856
1,200	Pantry, Inc. *	18,180
7,000	Supervalu, Inc.	100,450
500	Susser Holdings Corp. *	5,365
900	United Natural Foods, Inc. *	24,318
700	Village Super Market, Inc.	20,055
1,200	Weis Markets, Inc.	37,452
3,300	Whole Foods Market, Inc. *	95,964
	Total Food & Staples Retailing	403,165
	Food, Beverage & Tobacco — 5.2%
3,200	Alliance One International, Inc. *	12,256
500	Coca-Cola Bottling Co.	27,030
6,500	Dean Foods Co. *	117,910
8,700	Del Monte Foods Co.	91,263
3,900	Hormel Foods Corp.	144,105

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
500	J&J Snack Foods Corp.	21,850
2,800	JM Smucker Co. (The)	146,356
900	Lancaster Colony Corp.	45,234
2,200	National Beverage Corp. *	22,308
4,200	PepsiAmericas, Inc.	117,516
1,500	Pilgrim's Pride Corp.	7,200
1,100	Ralcorp Holdings, Inc. *	69,003
300	Seneca Foods Corp.-Class A *	8,004
	Total Food, Beverage & Tobacco	830,035
	Health Care Equipment & Services — 8.0%
500	America Service Group, Inc.	9,120
2,300	AMERIGROUP Corp. *	54,395
1,300	BioScrip, Inc. *	7,644
500	Cantel Medical Corp. *	6,720
1,900	Centene Corp. *	32,889
1,500	Cerner Corp. *	92,565
900	Chemed Corp.	39,186
500	Computer Programs & Systems, Inc.	19,350
1,900	Continucare Corp. *	5,396
1,800	Cooper Cos (The), Inc.	49,176
6,100	Coventry Health Care, Inc. *	133,163
1,600	Edwards Lifesciences Corp. *	99,008
8,400	Health Management Associates, Inc. *	58,044
4,700	Health Net, Inc. *	72,004
400	ICU Medical, Inc. *	14,876
1,000	Invacare Corp.	21,660
2,200	Kinetic Concepts, Inc. *	70,290
1,800	LifePoint Hospitals, Inc. *	45,234
2,500	Lincare Holdings, Inc. *	65,975
1,000	MedQuist, Inc.	8,010
900	Molina Healthcare, Inc. *	18,225
1,600	Odyssey HealthCare, Inc. *	20,608
4,700	Omnicare, Inc.	107,583

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
800	Orthofix International NV *	21,896
1,300	Owens & Minor, Inc.	57,525
600	Providence Service Corp. (The) *	6,816
2,000	PSS World Medical, Inc. *	40,880
500	RehabCare Group, Inc. *	10,495
1,200	STERIS Corp.	34,824
600	Triple-S Management Corp.-Class B *	11,124
2,800	Universal American Financial Corp. *	25,704
400	Young Innovations, Inc.	9,392
	Total Health Care Equipment & Services	1,269,777
	Household & Personal Products — 1.6%
3,600	Central Garden & Pet Co.-Class A *	39,600
2,000	Herbalife Ltd.	60,560
2,100	NBTY, Inc. *	77,826
2,700	Nu Skin Enterprises, Inc.-Class A	46,575
3,100	Tiens Biotech Group USA, Inc. *	8,959
600	USANA Health Sciences, Inc. *	18,912
	Total Household & Personal Products	252,432
	Insurance — 13.7%
2,400	Allied World Assurance Co. Holdings Ltd.	111,192
2,100	American Equity Investment Life Holding Co.	16,947
4,300	American Financial Group, Inc.	110,295
266	American Physicians Capital, Inc.	7,937
300	American Physicians Service Group, Inc.	6,903
1,800	Arch Capital Group Ltd. *	116,946
3,500	Aspen Insurance Holdings Ltd.	88,900
5,200	Axis Capital Holdings Ltd.	158,496
400	Baldwin & Lyons, Inc.-Class B	8,848
1,800	CNA Surety Corp. *	28,584
1,400	Delphi Financial Group, Inc.-Class A	32,718
2,800	Endurance Specialty Holdings Ltd.	96,516
1,600	Everest Re Group Ltd.	134,896

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
4,100	First American Corp.	129,232
9,300	Genworth Financial, Inc.-Class A	98,208
3,600	HCC Insurance Holdings, Inc.	95,184
1,300	Horace Mann Educators Corp.	15,925
300	Infinity Property & Casualty Corp.	13,191
2,200	IPC Holdings Ltd.	71,324
2,200	Maiden Holdings Ltd.	16,808
1,300	Meadowbrook Insurance Group, Inc.	10,361
1,000	National Financial Partners Corp.	7,850
1,500	Odyssey Re Holdings Corp.	75,975
2,400	PartnerRe Ltd.	177,384
1,900	Platinum Underwriters Holdings Ltd.	68,875
2,400	RenaissanceRe Holdings Ltd.	130,680
500	Safety Insurance Group, Inc.	16,065
1,100	StanCorp Financial Group, Inc.	41,635
500	Stewart Information Services Corp.	7,085
1,800	Torchmark Corp.	76,698
1,500	Universal Insurance Holdings, Inc.	7,530
2,600	Validus Holdings Ltd.	66,716
4,700	W.R. Berkley Corp.	120,085
	Total Insurance	2,165,989
	Materials — 4.6%
200	AEP Industries, Inc. *	7,662
2,300	Ball Corp.	111,458
2,200	Bemis Co., Inc.	58,498
700	Bway Holding Co. *	10,850
500	Hawkins, Inc.	10,625
1,400	International Flavors & Fragrances, Inc.	49,868
2,100	Lubrizol Corp.	133,812
900	Omnova Solutions, Inc. *	4,248
1,400	Reliance Steel & Aluminum Co.	51,716
3,100	RPM International, Inc.	50,468
300	Schweitzer-Mauduit International, Inc.	14,754

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
2,900	Scotts Miracle-Gro Co. (The)-Class A	118,001
600	Spartech Corp.	6,924
3,900	Valspar Corp.	104,442
	Total Materials	733,326
	Media — 1.0%
600	Carmike Cinemas, Inc. *	6,084
2,100	Harte-Hanks, Inc.	27,384
1,900	Meredith Corp.	52,592
1,300	Scholastic Corp.	31,668
2,100	Valassis Communications, Inc. *	32,970
	Total Media	150,698
	Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
3,700	Endo Pharmaceuticals Holdings, Inc. *	83,509
10,400	King Pharmaceuticals, Inc. *	107,952
500	Matrixx Initiatives, Inc. *	2,695
1,900	Medicis Pharmaceutical Corp.-Class A	35,093
10,700	Mylan, Inc. *	156,969
900	Par Pharmaceutical Cos., Inc. *	18,405
4,800	Watson Pharmaceuticals, Inc. *	169,392
	Total Pharmaceuticals, Biotechnology & Life Sciences	574,015
	Real Estate — 2.8%
766	Altisource Portfolio Solutions SA *	10,977
700	American Capital Agency Corp.	17,423
8,400	Annaly Capital Management, Inc. REIT	145,656
3,900	Anworth Mortgage Asset Corp. REIT	29,211
2,700	Ashford Hospitality Trust, Inc. REIT	8,316
2,500	Capstead Mortgage Corp. REIT	34,125
500	Getty Realty Corp. REIT	11,795
1,600	Hatteras Financial Corp. REIT	47,824
9,900	HRPT Properties Trust REIT	64,152
2,100	iStar Financial, Inc. REIT *	4,431

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Real Estate — continued
7,600	MFA Financial, Inc. REIT	60,192
1,100	Mission West Properties, Inc. REIT	7,590
	Total Real Estate	441,692
	Retailing — 15.0%
2,000	Aaron's, Inc.	52,200
3,100	Advance Auto Parts, Inc.	131,130
2,100	Aeropostale, Inc. *	82,215
400	America's Car-Mart, Inc. *	8,240
7,000	American Eagle Outfitters, Inc.	94,500
1,300	Asbury Automotive Group, Inc. *	16,250
7,700	AutoNation, Inc. *	146,146
2,200	Barnes & Noble, Inc.	45,518
900	Big 5 Sporting Goods Corp.	13,743
1,700	Big Lots, Inc. *	43,214
700	Books-A-Million, Inc.	9,506
1,600	Borders Group, Inc. *	5,072
1,500	Buckle (The), Inc.	39,675
2,200	Cabela's, Inc. *	35,310
1,200	Cato Corp. (The)-Class A	20,496
4,200	Charming Shoppes, Inc. *	22,008
5,800	Chico's FAS, Inc. *	73,834
2,500	Collective Brands, Inc. *	39,600
800	Conn's, Inc. *	9,048
500	Core-Mark Holding Co., Inc. *	14,355
2,500	Dillard's Inc-Class A	28,525
3,100	Dollar Tree, Inc. *	154,814
1,600	Dress Barn, Inc. *	25,968
4,500	Family Dollar Stores, Inc.	136,260
1,200	Finish Line (The), Inc.-Class A	9,900
4,800	Foot Locker, Inc.	51,168
1,200	Fred's, Inc.-Class A	15,696
900	Gander Mountain Co. *	5,058
300	Genesco, Inc. *	6,570

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
1,000	Group 1 Automotive, Inc.	28,170
500	Gymboree Corp. (The) *	22,395
500	Haverty Furniture Cos, Inc. *	5,835
800	hhgregg, Inc. *	13,824
1,900	Hot Topic, Inc. *	13,224
800	Jos. A. Bank Clothiers, Inc. *	35,208
900	Kirkland's, Inc. *	12,744
900	Lithia Motors, Inc.-Class A	11,529
2,000	Men's Wearhouse (The), Inc.	52,000
600	Monro Muffler, Inc.	15,468
5,300	Nordstrom, Inc.	148,612
1,000	NutriSystem, Inc.	14,230
7,300	Office Depot, Inc. *	38,106
1,600	OfficeMax, Inc.	18,096
3,200	Penske Auto Group, Inc.	56,608
1,000	Pep Boys-Manny Moe & Jack Co. (The)	8,930
3,900	PetSmart, Inc.	81,549
4,900	RadioShack Corp.	74,137
2,700	Rent-A-Center, Inc. *	53,271
3,200	Ross Stores, Inc.	149,248
900	Sonic Automotive, Inc.	11,538
900	Stage Stores, Inc.	12,015
1,600	Stein Mart, Inc. *	19,776
1,300	Systemax, Inc. *	17,290
1,300	Tractor Supply Co. *	61,178
1,500	Tuesday Morning Corp. *	6,750
1,100	West Marine, Inc. *	9,097
3,000	Williams-Sonoma, Inc.	57,390
	Total Retailing	2,384,237
	Semiconductors & Semiconductor Equipment — 0.1%
1,000	DSP Group, Inc. *	7,900

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Software & Services — 7.3%
1,500	Actuate Corp. *	8,430
2,000	Acxiom Corp. *	18,240
3,000	Affiliated Computer Services, Inc.-Class A *	134,400
1,200	CACI International, Inc.-Class A *	55,152
5,700	Compuware Corp. *	41,097
4,500	Convergys Corp. *	48,780
1,700	CSG Systems International, Inc. *	25,619
700	Digital River, Inc. *	24,724
500	Dynamics Research Corp. *	6,890
4,500	EarthLink, Inc. *	37,440
500	ePlus, Inc. *	7,900
1,900	Fair Isaac Corp.	42,370
3,100	Global Cash Access Holdings, Inc. *	22,475
3,200	IAC/InterActiveCorp *	59,264
2,100	infoGROUP, Inc. *	12,957
1,700	j2 Global Communications, Inc. *	36,329
1,900	Jack Henry & Associates, Inc.	44,289
600	JDA Software Group, Inc. *	11,604
500	Manhattan Associates, Inc. *	8,915
600	MAXIMUS, Inc.	24,990
300	MicroStrategy, Inc.-Class A *	18,525
2,900	Quest Software, Inc. *	47,821
8,400	SAIC, Inc. *	155,316
900	Smith Micro Software, Inc. *	10,395
400	SPSS, Inc. *	19,920
3,900	Sybase, Inc. *	135,915
1,100	TeleTech Holdings, Inc. *	18,766
6,900	TIBCO Software, Inc. *	61,203
2,500	United Online, Inc.	17,500
	Total Software & Services	1,157,226
	Technology Hardware & Equipment — 5.7%
9,700	3Com Corp. *	42,195
1,300	ADTRAN, Inc.	29,562
1,500	Airvana, Inc. *	9,735

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
300	Anaren, Inc. *	4,824
900	Avocent Corp. *	14,688
700	Black Box Corp.	17,528
1,600	Brightpoint, Inc. *	11,744
7,100	Brocade Communications Systems, Inc. *	51,333
7,600	Ingram Micro, Inc.-Class A *	127,376
1,200	Insight Enterprises, Inc. *	13,764
1,600	Lexmark International, Inc. *	30,144
700	Netgear, Inc. *	11,956
1,500	Polycom, Inc. *	35,385
300	Rimage Corp. *	4,830
10,200	Seagate Technology	141,270
1,500	SYNNEX Corp. *	44,475
2,400	Tech Data Corp. *	91,440
9,900	Tellabs, Inc. *	62,766
4,700	Western Digital Corp. *	161,116
	Total Technology Hardware & Equipment	906,131
	Telecommunication Services — 1.6%
4,900	CenturyTel, Inc.	157,927
1,200	USA Mobility, Inc.	15,276
2,400	Virgin Mobile USA, Inc. *	11,304
7,800	Windstream Corp.	66,846
	Total Telecommunication Services	251,353
	Transportation — 0.7%
2,300	Air Transport Services Group, Inc. *	6,808
4,100	Avis Budget Group, Inc. *	39,893
1,100	Dollar Thrifty Automotive Group, Inc. *	21,824
1,400	Republic Airways Holdings, Inc. *	12,894
1,800	Skywest, Inc.	27,810
	Total Transportation	109,229

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Utilities — 0.9%
1,100	New Jersey Resources Corp.	40,425
3,900	UGI Corp.	99,489
	Total Utilities	139,914
	TOTAL COMMON STOCKS (COST $13,817,195)	15,752,351
	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
148,830	State Street Institutional Treasury Money Market Fund-Institutional Class	148,830
	TOTAL SHORT-TERM INVESTMENTS (COST $148,830)	148,830
	TOTAL INVESTMENTS — 100.3% (Cost $13,966,025)	15,901,181
	Other Assets and Liabilities (net) — (0.3%)	(49,488)
	TOTAL NET ASSETS — 100.0%	$15,851,693

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1	S&P Midcap 400 E-Mini	September 2009	$65,400	$9,308

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $13,966,025) (Note 2)	$15,901,181
Receivable for investments sold	300
Dividends and interest receivable	16,754
Receivable for collateral on open futures contracts (Note 2)	6,000
Receivable for expenses reimbursed by Manager (Note 3)	8,525
Total assets	15,932,760
Liabilities:
Payable to affiliate for (Note 3):
Management fee	4,169
Shareholder service fee	2,017
Trustees and Chief Compliance Officer of GMO Trust fees	9
Payable for variation margin on open futures contracts (Note 2)	800
Accrued expenses	74,072
Total liabilities	81,067
Net assets	$15,851,693
Net assets consist of:
Paid-in capital	$29,017,353
Accumulated undistributed net investment income	22,314
Accumulated net realized loss	(15,132,438)
Net unrealized appreciation	1,944,464
$15,851,693
Net assets attributable to:
Class III shares	$15,851,693
Shares outstanding:
Class III	2,779,794
Net asset value per share:
Class III	$5.70

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $5)	$151,459
Interest	88
Total investment income	151,547
Expenses:
Management fee (Note 3)	23,197
Shareholder service fee – Class III (Note 3)	11,224
Audit and tax fees	28,152
Custodian, fund accounting agent and transfer agent fees	20,240
Legal fees	276
Trustees fees and related expenses (Note 3)	119
Total expenses	83,208
Fees and expenses reimbursed by Manager (Note 3)	(48,668)
Net expenses	34,540
Net investment income (loss)	117,007
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(6,203,588)
Closed futures contracts	58,700
Net realized gain (loss)	(6,144,888)
Change in net unrealized appreciation (depreciation) on:
Investments	9,733,980
Open futures contracts	63,635
Net unrealized gain (loss)	9,797,615
Net realized and unrealized gain (loss)	3,652,727
Net increase (decrease) in net assets resulting from operations	$3,769,734

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$117,007	$335,298
Net realized gain (loss)	(6,144,888)	(5,839,204)
Change in net unrealized appreciation (depreciation)	9,797,615	(2,897,819)
Net increase (decrease) in net assets from operations	3,769,734	(8,401,725)
Distributions to shareholders from:
Net investment income
Class III	(120,917)	(339,148)
Net share transactions (Note 7):
Class III	(923,397)	(13,439,111)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	7,253	68,983
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(916,144)	(13,370,128)
Total increase (decrease) in net assets	2,732,673	(22,111,001)
Net assets:
Beginning of period	13,119,020	35,230,021
End of period (including accumulated undistributed net investment income of $22,314 and $26,224, respectively)	$15,851,693	$13,119,020

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$4.44		$7.36	$10.01	$10.52	$12.38	$15.51
Income (loss) from investment operations:
Net investment income (loss)†	0.04		0.10	0.13	0.15	0.20	0.19
Net realized and unrealized gain (loss)	1.26		(2.92)	(1.87)	0.68	1.11	1.32
Total from investment operations	1.30		(2.82)	(1.74)	0.83	1.31	1.51
Less distributions to shareholders:
From net investment income	(0.04)		(0.10)	(0.13)	(0.20)	(0.21)	(0.16)
From net realized gains	—		—	(0.78)	(1.14)	(2.96)	(4.48)
Total distributions	(0.04)		(0.10)	(0.91)	(1.34)	(3.17)	(4.64)
Net asset value, end of period	$5.70		$4.44	$7.36	$10.01	$10.52	$12.38
Total Return(a)	29.46	%**	(38.76)%	(18.73)%	8.71%	11.67%	14.98%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$15,852		$13,119	$35,230	$58,452	$53,389	$80,084
Net expenses to average daily net assets	0.46	%*	0.46%	0.46%	0.46%	0.48%	0.48%
Net investment income to average daily net assets	1.56	%*	1.46%	1.44%	1.46%	1.71%	1.48%
Portfolio turnover rate	100	%**	73%	63%	79%	48%	66%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.65	%*	0.43%	0.19%	0.22%	0.19%	0.12%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(b)	$0.02	$0.01	$0.02	$0.04	$0.09

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, the Fund invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost.

21

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$15,752,351	$9,308
Level 2 - Other Significant Observable Inputs	148,830	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$15,901,181	$9,308

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

22

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

All of the Fund's common stocks are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

23

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the

24

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $2,570,608.

25

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(5,940,234)
Total	$(5,940,234)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$14,393,936	$1,934,056	$(426,811)	$1,507,245

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Liquidity Risk (difficulty in selling Fund investments), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

27

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

28

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

29

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	9,308	—	9,308
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$9,308	$—	$9,308
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

30

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	58,700	—	58,700
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$58,700	$—	$58,700
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	63,635	—	63,635
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$63,635	$—	$63,635

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$249,414
Highest notional amount outstanding	454,600
Lowest notional amount outstanding	65,400

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares

31

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment

32

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.31% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.31% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $119 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $14,492,800 and $14,873,764, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 61.53% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.17% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 95.51% of the Fund's shares were held by accounts for which the Manager had investment discretion.

33

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	44,247	$207,962	4,941	$32,066
Shares issued to shareholders in reinvestment of distributions	22,391	110,289	47,015	308,041
Shares repurchased	(238,514)	(1,241,648)	(1,889,957)	(13,779,218)
Purchase premiums	—	1,045	—	123
Redemption fees	—	6,208	—	68,860
Net increase (decrease)	(171,876)	$(916,144)	(1,838,001)	$(13,370,128)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

34

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature.

35

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

36

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

37

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,294.60	$2.66
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO Domestic Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.7%
Short-Term Investments	5.8
Preferred Stocks	0.1
Forward Currency Contracts	0.0
Swaps	(0.1)
Reverse Repurchase Agreements	(0.5)
Other	0.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 6.6%
	Corporate Debt — 1.0%
9,312,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	8,784,010
	U.S. Government — 4.0%
34,431,760	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a)	34,377,977
	U.S. Government Agency — 1.6%
8,465,625	Agency for International Development Floater (Support of India), 3 mo. LIBOR + .10%, 0.58%, due 02/01/27 (b)	7,174,961
2,750,000	Agency for International Development Floater (Support of Jamaica), 6 mo. LIBOR + 0.30%, 1.10%, due 12/01/14 (b)	2,655,611
628,867	Agency for International Development Floater (Support of Jamaica), 6 mo. U.S. Treasury Bill + 0.75%, 1.01%, due 03/30/19 (b)	589,393
2,085,000	Agency for International Development Floater (Support of Sri Lanka), 6 mo. LIBOR + .20%, 1.00%, due 06/15/12 (b)	2,041,166
1,166,669	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.20%, due 01/01/12 (b)	1,132,730
	Total U.S. Government Agency	13,593,861
	TOTAL DEBT OBLIGATIONS (COST $59,594,075)	56,755,848
	PREFERRED STOCKS — 0.1%
	Banking — 0.1%
8,000	Home Ownership Funding 2 Preferred 144A, 1.00% (b)	720,000
	TOTAL PREFERRED STOCKS (COST $2,060,969)	720,000

See accompanying notes to the financial statements.

2

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 90.8%
	Affiliated Issuers — 90.8%
47,223,590	GMO Short-Duration Collateral Fund	757,938,615
1,483	GMO Special Purpose Holding Fund (c)	934
936,909	GMO U.S. Treasury Fund	23,432,106
	TOTAL MUTUAL FUNDS (COST $889,946,372)	781,371,655
	SHORT-TERM INVESTMENTS — 2.4%
	Money Market Funds — 2.4%
9,618,396	State Street Institutional Liquid Reserves Fund-Institutional Class	9,618,396
10,846,910	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	10,846,910
	TOTAL SHORT-TERM INVESTMENTS (COST $20,465,306)	20,465,306
	TOTAL INVESTMENTS — 99.9% (Cost $972,066,722)	859,312,809
	Other Assets and Liabilities (net) — 0.1%	755,660
	TOTAL NET ASSETS — 100.0%	$860,068,469

See accompanying notes to the financial statements.

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Market Value
11,500,000	USD	3/20/2013	Barclays	(Pay)	0.61%	2.78%	Health Care	NA	$795,815
			Bank PLC				Properties
$795,815
								Premiums to (Pay) Receive	$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

4

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $82,120,350) (Note 2)	$77,941,154
Investments in affiliated issuers, at value (cost $889,946,372) (Notes 2 and 8)	781,371,655
Dividends and interest receivable	144,551
Receivable for open swap contracts (Note 2)	795,815
Receivable for expenses reimbursed by Manager (Note 3)	56,418
Total assets	860,309,593
Liabilities:
Payable for investments purchased	5,377
Payable to affiliate for (Note 3):
Management fee	72,165
Shareholder service fee	57,671
Trustees and Chief Compliance Officer of GMO Trust fees	2,071
Accrued expenses	103,840
Total liabilities	241,124
Net assets	$860,068,469
Net assets consist of:
Paid-in capital	$988,365,581
Distributions in excess of net investment income	(2,936,124)
Distributions in excess of net realized gains	(13,402,890)
Net unrealized depreciation	(111,958,098)
$860,068,469
Net assets attributable to:
Class III shares	$191,494,561
Class VI shares	$668,573,908
Shares outstanding:
Class III	29,430,675
Class VI	102,657,260
Net asset value per share:
Class III	$6.51
Class VI	$6.51

See accompanying notes to the financial statements.

6

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$6,219,498
Interest	1,764,850
Dividends	12,018
Total investment income	7,996,366
Expenses:
Management fee (Note 3)	459,840
Shareholder service fee – Class III (Note 3)	213,461
Shareholder service fee – Class VI (Note 3)	174,643
Custodian, fund accounting agent and transfer agent fees	71,116
Audit and tax fees	32,200
Legal fees	27,876
Trustees fees and related expenses (Note 3)	14,302
Registration fees	2,668
Miscellaneous	8,554
Total expenses	1,004,660
Fees and expenses reimbursed by Manager (Note 3)	(128,616)
Fees and expenses waived by Manager (Note 3)	(181,584)
Net expenses	694,460
Net investment income (loss)	7,301,906
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	369,965
Investments in affiliated issuers	48,761
Closed futures contracts	(3,687,667)
Closed swap contracts	5,892,515
Written options	(996,375)
Net realized gain (loss)	1,627,199
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	11,437,389
Investments in affiliated issuers	108,596,400
Open futures contracts	1,547,694
Open swap contracts	(2,541,876)
Net unrealized gain (loss)	119,039,607
Net realized and unrealized gain (loss)	120,666,806
Net increase (decrease) in net assets resulting from operations	$127,968,712

See accompanying notes to the financial statements.

7

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,301,906	$58,828,164
Net realized gain (loss)	1,627,199	8,021,440
Change in net unrealized appreciation (depreciation)	119,039,607	(198,980,256)
Net increase (decrease) in net assets from operations	127,968,712	(132,130,652)
Distributions to shareholders from:
Net investment income
Class III	(4,540,304)	(6,956,865)
Class VI	(9,701,414)	(53,135,218)
Total distributions from net investment income	(14,241,718)	(60,092,083)
Net realized gains
Class III	(19,446,942)	(313,474)
Class VI	(41,539,732)	(2,316,108)
Total distributions from net realized gains	(60,986,674)	(2,629,582)
Return of capital
Class III	(79,174,703)	—
Class VI	(169,596,909)	—
Total distributions from return of capital	(248,771,612)	—
	(324,000,004)	(62,721,665)
Net share transactions (Note 7):
Class III	(82,320,035)	215,412,245
Class VI	80,129,862	311,273,145
Increase (decrease) in net assets resulting from net share transactions	(2,190,173)	526,685,390
Redemption fees (Notes 2 and 7):
Class III	10,529	65,120
Class VI	24,504	544,931
Increase in net assets resulting from redemption fees	35,033	610,051
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(2,155,140)	527,295,441
Total increase (decrease) in net assets	(198,186,432)	332,443,124
Net assets:
Beginning of period	1,058,254,901	725,811,777
End of period (including distributions in excess of net investment income of $2,936,124 and accumulated undistributed net investment income $4,003,688, respectively)	$860,068,469	$1,058,254,901

See accompanying notes to the financial statements.

8

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.99		$9.47		$9.81		$9.81	$9.84	$10.07
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.39		0.42		0.43	0.13	0.16
Net realized and unrealized gain (loss)	0.91		(1.36)		(0.01)		0.06	0.16	0.04
Total from investment operations	0.96		(0.97)		0.41		0.49	0.29	0.20
Less distributions to shareholders:
From net investment income	(0.10)		(0.50)		(0.75)		(0.49)	(0.16)	(0.16)
From net realized gains	(0.46)		(0.01)		—		—	(0.16)	(0.27)
Return of capital	(1.88)		—		—		—	—	(0.00	)(b)
Total distributions	(2.44)		(0.51)		(0.75)		(0.49)	(0.32)	(0.43)
Net asset value, end of period	$6.51		$7.99		$9.47		$9.81	$9.81	$9.84
Total Return(c)	15.38	%**	(10.39)%		4.35%		5.09%	3.02%	2.02%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$191,495		$337,524		$144,286		$94,159	$125,188	$736,300
Net expenses to average daily net assets(d)	0.22	%*	0.26	%(e)	0.25	%(e)	0.25%	0.25%	0.25%
Net investment income to average daily net assets(a)	1.57	%*	4.43%		4.28%		4.42%	1.30%	1.57%
Portfolio turnover rate	14	%**	68%		22%		17%	24%	11%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.02%		0.03%		0.03%	0.02%	0.03%
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	—		—	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Return of capital is less than $0.01.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006(a)
Net asset value, beginning of period	$7.99		$9.48		$9.82		$9.82	$9.93
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.06		0.44		0.57		0.48	0.24
Net realized and unrealized gain (loss)	0.90		(1.41)		(0.15)		0.02	(0.14	)(c)
Total from investment operations	0.96		(0.97)		0.42		0.50	0.10
Less distributions to shareholders:
From net investment income	(0.10)		(0.51)		(0.76)		(0.50)	(0.21)
From net realized gains	(0.46)		(0.01)		—		—	—
Return of capital	(1.88)		—		—		—	—
Total distributions	(2.44)		(0.52)		(0.76)		(0.50)	(0.21)
Net asset value, end of period	$6.51		$7.99		$9.48		$9.82	$9.82
Total Return(d)	15.37	%**	(10.40)%		4.42%		5.19%	0.97	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$668,574		$720,731		$581,526		$327,796	$359,958
Net expenses to average daily net assets(e)	0.12	%*	0.16	%(f)	0.16	%(f)	0.16%	0.16	%*
Net investment income to average daily net assets(b)	1.60	%*	5.02%		5.87%		4.85%	2.38	%(g)
Portfolio turnover rate	14	%**	68%		22%		17%	24	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.02%		0.03%		0.03%	0.02	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(h)	$0.00	(h)	—		—	—

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

(h)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index (formerly Lehman Brothers U.S. Government Index). The Fund typically invests in bonds included in the Fund's benchmark and in securities and instruments with similar characteristics. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing bonds. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset backed securities). Under normal circumstances, the Fund invests directly or indirectly at least 80% of its assets in bonds tied economically to the U.S. For these purposes, the term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: U.S. investment-grade bonds, including asset-backed securities and U.S. government securities (including securities neither guaranteed nor insured by the U.S. government); derivatives, including without limitation, futures contracts, credit default swaps and other swap contracts; shares of SDCF (to gain exposure to asset-backed securities); and shares of U.S. Treasury Fund (for liquidity management purposes). Because of the Fund's investment in SDCF, the Fund currently holds and may continue to hold material positions of below investment grade securities. The Fund also may invest a portion of its assets in foreign bonds and lower-rated securities, and in unaffiliated money market funds.

As of August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

Since April 2009, the Fund has declared and paid dividends when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund intends to continue this practice for the time being.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF and GMO Special Purpose Holding Fund ("SPHF") were not publicly available for direct purchase.

11

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

On March 19, 2009, the Trustees approved GMO's plan to maximize the amount of cash distributed to shareholders that represents receipts on its portfolio holdings (including shares of the underlying funds) and from dispositions of those holdings. The plan was adopted in light of the requirements of Section 562 (b) of the Code and calls for the Fund to cease operations within 2 years. For purposes of meeting that timetable, the Fund may distribute securities (including shares of the underlying funds) in-kind (See Note 9 — Subsequent events).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $158,172,001. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. Furthermore, the "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are also estimates as of August 31, 2009. Both the dividends from affiliated issuers and distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of

12

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 18.90% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities and preferred stocks using a specified spread above the LIBOR Rate. The Fund also utilizes third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps.

13

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$8,784,010	$—	$8,784,010
U.S. Government	—	34,377,977	—	34,377,977
U.S. Government Agency	—	—	13,593,861	13,593,861
TOTAL DEBT OBLIGATIONS	—	43,161,987	13,593,861	56,755,848
Preferred Stocks	—	—	720,000	720,000
Mutual Funds	23,432,106	757,939,549	—	781,371,655
Short-Term Investments	—	20,465,306	—	20,465,306
Total Investments	23,432,106	821,566,842	14,313,861	859,312,809
Derivatives
Swap Agreements	—	—	795,815	795,815
Total	$23,432,106	$821,566,842	$15,109,676	$860,108,624

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 73.33% and (0.12)% of total net assets, respectively.

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
U.S. Government Agency	$15,008,442	$(1,101,632)	$(27,332)	$(182)	$(285,435)	$—	$13,593,861
Preferred Stocks	720,000	—	—	—	—	—	720,000
Mutual Funds	1,082	—	—	—	(148)	(934)	—
Swaps	3,621,898	605,196	—	(605,196)	(2,826,083)	—	795,815
Total	$19,351,422	$(496,436)	$(27,332)	$(605,378)	$(3,111,666)	$(934)	$15,109,676

14

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

15

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts outstanding at the end of the period.

For the period ended August 31, 2009, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$—	—	$—	$—	—	$—
Options written	—	—	—	—	(3,000)	(3,040,875)
Options exercised	—	—	—	—	3,000	3,040,875
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—
Outstanding, end of period	$—	—	$—	$—	—	$—

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

16

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

17

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

18

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). As of August 31, 2009, all distributions have been paid in cash. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$988,632,658	$10,250	$(129,330,099)	$(129,319,849)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to

19

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the

20

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Derivatives Risk — The use of derivatives involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or to meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF.

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans).

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty or a borrower of the Fund's securities), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that

22

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

23

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

24

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

25

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	795,815	—	—	795,815
Total	$—	$—	$795,815	$—	$—	$795,815
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

26

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(3,687,667)	—	—	—	—	(3,687,667)
Swap contracts	6,497,711	—	(605,196)	—	—	5,892,515
Written options	(996,375)	—	—	—	—	(996,375)
Forward currency contracts	—	—	—	—	—	—
Total	$1,813,669	$—	$(605,196)	$—	$—	$1,208,473
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	1,547,694	—	—	—	—	1,547,694
Swap contracts	284,207	—	(2,826,083)	—	—	(2,541,876)
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$1,831,901	$—	$(2,826,083)	$—	$—	$(994,182)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Swaps	Options
Average notional amount outstanding	$208,085,917	$233,477,469	$857,143
Highest notional amount outstanding	933,826,172	1,565,342,285	6,000,000
Lowest notional amount outstanding	—	11,500,000	—

Other matters

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF.

27

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.10% of average daily net assets. Beginning on April 3, 2009 and continuing through August 31, 2009, the Manager has voluntarily agreed to waive the Fund's management fee by 0.05%. The Manager may change or terminate this waiver at any time, and this waiver is in addition to the Manager's contractual expense reimbursement agreement described below. During any period for which the voluntary management fee waiver is in effect, the Fund will incur management fees at an annual rate lower than 0.10% of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.10% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.10% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.10% of the Fund's average daily net assets.

28

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.005%	0.000%	0.002%	0.007%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $14,302 and $4,692, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$161,877,925
Investments (non-U.S. Government securities)	127,942,524	107,040,339

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 75.19% of the shares outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

29

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 93.92% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	38,472,777	$321,100,621
Shares issued to shareholders in reinvestment of distributions	—	—	765,227	6,493,461
Shares repurchased	(12,821,339)	(82,320,035)	(12,226,577)	(112,181,837)
Redemption fees	—	10,529	—	65,120
Net increase (decrease)	(12,821,339)	$(82,309,506)	27,011,427	$215,477,365
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	12,490,708	$80,209,775	106,478,381	$970,656,989
Shares issued to shareholders in reinvestment of distributions	—	—	3,251,921	28,578,791
Shares repurchased	(9,734)	(79,913)	(80,899,819)	(687,962,635)
Redemption fees	—	24,504	—	544,931
Net increase (decrease)	12,480,974	$80,154,366	28,830,483	$311,818,076

30

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$807,523,384	$—	$—	$6,145,474	$—	$757,938,615
GMO Special Purpose Holding Fund	1,082	—	—	—	—	934
GMO U.S. Treasury Fund	—	124,374,024	101,000,000	74,024	—	23,432,106
Totals	$807,524,466	$124,374,024	$101,000,000	$6,219,498	$—	$781,371,655

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

On March 19, 2009, the Trustees of the Trust adopted a plan to cease the operations of the Fund within two years of that date. On October 19, 2009, the Trustees revoked that plan. "Distributions to shareholders", as disclosed in the Statement of Changes in Net Assets and the Financial Highlights for the period ended August 31, 2009 ("the statements"), have been adjusted to reclassify a portion of the distributions initially declared as a "return of capital" to "distributions from net investment income". The estimated sources of the distributions to shareholders as disclosed in the statements are subject to reclassification (depending on subsequent Fund operations) and will not be finalized until February 28, 2010, the Fund's fiscal year-end.

The Fund previously reported the estimated sources of "dividends" and "distributions from return of capital" paid on a per share basis. Pursuant to Rule 19a-1(e) of the Investment Company Act of 1940, the following serves as an update to the previously reported estimated sources of the distributions paid to shareholders. 3.78% of the distributions designated as "distributions from return of capital" in the six month period ended August 31, 2009 have been reclassified as distributions from "dividends" (income derived from dividends, interest and other income sources).

31

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

32

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal

33

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

34

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.22%	$1,000.00	$1,153.80	$1.19
2) Hypothetical	0.22%	$1,000.00	$1,024.10	$1.12
Class VI
1) Actual	0.13%	$1,000.00	$1,153.70	$0.71
2) Hypothetical	0.13%	$1,000.00	$1,024.55	$0.66

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

35

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	93.4%
Options Purchased	12.8
Short-Term Investments	8.3
Swaps	(2.3)
Written Options	(4.0)
Reverse Repurchase Agreements	(10.1)
Other	1.9
100.0%
Industry Summary	% of Debt Obligations
U.S. Government & Agencies	20.7%
Credit Cards	14.8
Auto Financing	11.3
Residential Asset-Backed Securities (United States)	11.2
Insured Auto Financing	8.7
Foreign Government Obligations	5.4
CMBS	5.1
Residential Mortgage-Backed Securities (European)	4.1
Business Loans	3.8
Investment Grade Corporate Collateralized Debt Obligations	3.4
Student Loans	2.1
Residential Mortgage-Backed Securities (Australian)	2.1
Insured Other	1.7
Equipment Leases	1.1
Bank Loan Collateralized Debt Obligations	1.1
Insurance Premiums	1.0
CMBS Collateralized Debt Obligations	0.7
Insured Residential Asset-Backed Securities (United States)	0.6
Insured Time Share	0.5
Insured Transportation	0.5
Insured Residential Mortgage-Backed Securities (United States)	0.1
Residential Mortgage-Backed Securities (United States)	0.0
100.0%

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 93.4%
	Asset-Backed Securities — 69.1%
	Auto Financing — 10.6%
3,199,036	BMW Vehicle Lease Trust, Series 07-1, Class A3B, 1 mo. LIBOR + .24%, 0.51%, due 08/15/13	3,197,241
6,200,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.67%, due 02/18/14 (a)	6,156,600
9,000,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.92%, due 08/15/13	9,071,460
4,685,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	4,931,731
791,404	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, 1 mo. LIBOR + .03%, 0.30%, due 11/15/11	787,692
6,800,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.31%, due 02/15/12 (a)	6,754,644
1,700,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.65%, due 07/15/12	1,678,750
11,790,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.52%, due 06/15/13	10,964,700
9,000,000	Merrill Auto Trust Securitization, Series 08-1, Class A4B, 1 mo. LIBOR + 2.20%, 2.47%, due 04/15/15	9,135,000
3,700,000	Merrill Auto Trust Securitization, Series 07-1, Class A4, 1 mo. LIBOR + .06%, 0.33%, due 12/15/13	3,638,950
11,600,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 06/17/13	11,538,497
2,000,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, 1 mo. LIBOR + .10%, 0.37%, due 06/15/12	1,860,000
7,100,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, 1 mo. LIBOR + .27%, 0.54%, due 12/15/16	6,124,467
11,600,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 11/15/12	11,425,768
	Total Auto Financing	87,265,500
	Bank Loan Collateralized Debt Obligations — 1.0%
3,687,716	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.78%, due 06/20/25	3,433,033
5,360,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, 3 mo. LIBOR + .25%, 0.83%, due 07/05/11	4,770,400
	Total Bank Loan Collateralized Debt Obligations	8,203,433

See accompanying notes to the financial statements.

2

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — 3.6%
1,572,649	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.64%, due 01/25/35	1,100,855
2,374,371	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.66%, due 01/25/36	1,543,341
9,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.57%, due 12/25/37	5,805,000
605,491	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .12%, 0.39%, due 08/22/16	496,503
1,483,664	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.51%, due 11/15/33	919,871
10,900,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, 1 mo. LIBOR + .01%, 0.28%, due 07/20/12	10,732,140
2,029,960	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 02/25/30	1,258,575
1,457,292	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 09/25/30	874,375
998,937	Lehman Brothers Small Balance Commercial, Series 07-2A, Class 1A1, 144A, 1 mo. LIBOR + .12%, 0.39%, due 06/25/37	749,203
425,912	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, 1 mo. LIBOR + .65%, 0.92%, due 10/25/37	370,543
2,700,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.12%, due 10/25/37	1,701,000
4,300,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, 1 mo. LIBOR + .11%, 0.38%, due 02/25/13	4,171,000
	Total Business Loans	29,722,406
	CMBS — 4.7%
5,200,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.39%, due 07/15/44	3,640,000
11,500,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.40%, due 12/15/20	6,325,000
5,200,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	5,217,680
3,600,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	3,616,200
959,788	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 11/05/21	825,418

See accompanying notes to the financial statements.

3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
6,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	5,983,125
554,933	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 09/15/21	474,467
5,400,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	5,434,020
2,700,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.91%, due 10/15/42	2,632,230
6,906,199	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	4,972,463
	Total CMBS	39,120,603
	CMBS Collateralized Debt Obligations — 0.7%
6,780,000	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.21%, due 11/23/52	474,600
4,673,285	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.59%, due 08/26/30	1,635,650
6,450,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.60%, due 05/25/46	3,354,000
	Total CMBS Collateralized Debt Obligations	5,464,250
	Credit Cards — 13.8%
7,900,000	American Express Credit Account Master Trust, Series 05-5, Class A, 1 mo. LIBOR + .04%, 0.31%, due 02/15/13	7,861,448
4,100,000	American Express Credit Account Master Trust, Series 06-1, Class A, 1 mo. LIBOR + .03%, 0.30%, due 12/15/13	4,029,533
7,100,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.27%, due 09/15/14	7,286,801
4,500,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.59%, due 06/16/14	4,411,395
8,700,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, 1 mo. LIBOR + .01%, 0.28%, due 08/15/13	8,569,500
8,100,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, 1 mo. LIBOR + 1.10%, 1.37%, due 03/17/14	8,039,250
7,700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.52%, due 09/15/17	7,113,953
9,100,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, 1 mo. LIBOR + 1.10%, 1.37%, due 12/23/13	9,063,600

See accompanying notes to the financial statements.

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
4,000,000	Discover Card Master Trust I, Series 96-4, Class A, 1 mo. LIBOR + .38%, 0.65%, due 10/16/13	3,932,400
4,100,000	Discover Card Master Trust I, Series 05-4, Class A1, 1 mo. LIBOR + .06%, 0.33%, due 06/18/13	4,042,354
3,900,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.36%, due 06/16/15	3,550,219
2,700,000	Discover Card Master Trust I, Series 06-2, Class A2, 1 mo. LIBOR + .03%, 0.30%, due 01/16/14	2,640,001
5,700,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, 1 mo. LIBOR + .04%, 0.31%, due 03/15/13	5,673,267
4,400,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, 1 mo. LIBOR + .01%, 0.28%, due 06/15/13	4,347,200
10,600,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, 1 mo. LIBOR + .05%, 0.32%, due 04/15/13	10,434,375
4,600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.82%, due 07/15/13	4,508,000
14,300,000	HSBC Private Label Credit Card Master Note, Series 07-1, Class A, 1 mo. LIBOR + .02%, 0.29%, due 12/16/13	14,014,000
4,200,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.07%, due 05/15/13	4,074,000
900,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 02/15/17	810,846
	Total Credit Cards	114,402,142
	Equipment Leases — 1.0%
1,958,399	CNH Equipment Trust, Series 07-B, Class A3B, 1 mo. LIBOR + .60%, 0.87%, due 10/17/11	1,959,104
6,652,287	GE Equipment Midticket LLC, Series 07-1, Class A3B, 1 mo. LIBOR + .25%, 0.52%, due 06/14/11	6,627,341
	Total Equipment Leases	8,586,445
	Insurance Premiums — 0.9%
8,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .05%, 0.32%, due 12/15/11	7,684,800

See accompanying notes to the financial statements.

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — 8.1%
4,700,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, 1 mo. LIBOR + .12%, 0.39%, due 04/20/11	4,602,992
6,000,000	Aesop Funding II LLC, Series 06-1A, Class A, 144A, MBIA, 1 mo. LIBOR + .22%, 0.49%, due 03/20/12	5,587,080
2,494,536	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, 1 mo. LIBOR + .08%, 0.36%, due 05/06/12	2,464,951
2,900,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.32%, due 10/06/13	2,784,870
4,627,934	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, 1 mo. LIBOR + .03%, 0.31%, due 05/07/12	4,516,683
2,700,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.08%, due 06/06/14	2,343,975
6,000,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.78%, due 03/08/16	5,438,328
5,282,948	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	5,136,399
9,700,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, 1 mo. LIBOR + .02%, 0.29%, due 11/15/13	9,205,319
1,192,709	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.78%, due 04/16/12	1,179,398
1,800,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, 1 mo. LIBOR + .25%, 0.52%, due 11/25/11	1,709,856
11,000,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.92%, due 10/15/14	10,237,700
11,000,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.48%, due 07/14/14	10,010,000
2,070,420	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	2,069,447
	Total Insured Auto Financing	67,286,998
	Insured Other — 1.6%
5,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	4,621,505
3,630,062	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 09/15/41	2,744,072
2,847,241	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 12/15/41	2,167,662

See accompanying notes to the financial statements.

6

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — continued
3,457,564	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.83%, due 01/05/14	3,111,808
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	869,308
	Total Insured Other	13,514,355
	Insured Residential Asset-Backed Securities (United States) — 0.5%
9,833,997	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.48%, due 07/25/34	4,326,959
	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
1,239,547	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.46%, due 11/25/35	593,191
	Insured Time Share — 0.5%
865,390	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	787,505
554,899	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	455,149
4,114,483	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	2,551,885
	Total Insured Time Share	3,794,539
	Insured Transportation — 0.5%
5,273,133	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.45%, due 08/18/21	3,717,559
	Investment Grade Corporate Collateralized Debt Obligations — 3.1%
4,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, 3 mo. LIBOR + .65%, 1.26%, due 12/20/09	3,726,000
2,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, 3 mo. LIBOR + .75%, 1.36%, due 12/20/09	1,815,000
2,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, 3 mo. LIBOR + .45%, 1.06%, due 03/20/10	1,818,000
2,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, 3 mo. LIBOR + .52%, 1.13%, due 03/20/10	1,753,000

See accompanying notes to the financial statements.

7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Investment Grade Corporate Collateralized Debt Obligations — continued
4,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 1.01%, due 12/20/10	3,366,000
4,800,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.90%, due 06/20/13	2,613,600
9,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, 3 mo. LIBOR + .70%, 1.41%, due 08/01/11	7,651,800
4,500,000	Salisbury International Investments Ltd., 3 mo. LIBOR + .42%, 1.03%, due 06/22/10	3,231,000
	Total Investment Grade Corporate Collateralized Debt Obligations	25,974,400
	Residential Asset-Backed Securities (United States) — 10.5%
2,087,338	Accredited Mortgage Loan Trust, Series 07-1, Class A1, 1 mo. LIBOR + .05%, 0.32%, due 02/25/37	1,979,832
357,673	ACE Securities Corp., Series 05-ASP1, Class A2C, 1 mo. LIBOR + .27%, 0.54%, due 09/25/35	345,154
278,249	ACE Securities Corp., Series 05-SDI, Class A1, 1 mo. LIBOR + .40%, 0.67%, due 11/25/50	236,512
9,400,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.45%, due 10/25/36	2,444,000
4,390,734	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.37%, due 07/25/36	3,293,050
11,900,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 05/25/36	3,927,000
1,618,249	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.36%, due 06/25/36	1,213,687
903,808	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 09/25/35	111,846
2,282,387	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.44%, due 06/25/36	39,942
2,099,224	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 06/25/36	68,225
1,257,221	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 09/25/36	141,752
2,373,663	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 11/25/36	1,127,490
4,634,751	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.44%, due 12/25/36	220,151

See accompanying notes to the financial statements.

8

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
2,347,282	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.46%, due 03/25/36	1,455,315
11,400,000	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 07/25/36	2,693,250
2,300,000	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	763,672
8,326,236	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.38%, due 09/25/36	4,995,742
7,062,835	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.49%, due 05/25/37	5,071,822
2,600,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.38%, due 10/25/36	2,427,360
2,700,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.42%, due 10/25/36	1,072,710
113,451	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, 1 mo. LIBOR + .06%, 0.33%, due 11/25/36	110,047
4,223,310	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 02/28/40	2,049,995
3,184,310	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.38%, due 11/25/36	2,224,364
5,400,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.47%, due 11/25/36	1,075,080
2,114,687	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.43%, due 02/25/37	193,251
2,600,000	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.43%, due 06/25/36	1,820,000
6,600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 11/25/36	2,640,000
2,600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 12/25/36	806,000
8,112,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.41%, due 02/25/37	4,429,963
2,175,177	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.35%, due 03/25/37	2,031,398
645,573	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, 1 mo. LIBOR + .11%, 0.38%, due 04/25/36	595,339
4,400,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 08/25/36	1,258,400

See accompanying notes to the financial statements.

9

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
1,344,976	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.58%, due 01/20/35	1,044,038
508,208	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	386,874
6,800,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.39%, due 12/25/36	1,948,091
4,400,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.42%, due 03/25/36	1,558,524
3,100,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.43%, due 10/25/36	893,823
535,288	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.52%, due 10/25/35	466,369
2,700,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	785,646
6,160,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 08/25/36	1,869,129
1,380,184	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 03/25/36	44,856
2,957,726	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.55%, due 01/25/47	1,827,579
2,300,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 11/25/36	621,000
8,800,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.44%, due 09/25/36	2,378,750
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.42%, due 07/25/36	2,533,781
2,156,362	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.53%, due 12/25/35	1,409,004
201,616	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, 1 mo. LIBOR + .23%, 0.50%, due 04/25/35	191,535
6,500,000	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.38%, due 10/25/46	5,265,000
9,100,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 07/25/36	2,702,700
2,039,533	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.56%, due 10/25/36	1,709,128
571,796	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.53%, due 10/25/35	517,943

See accompanying notes to the financial statements.

10

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
3,896,466	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 01/25/37	3,196,320
3,600,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/37	1,028,160
2,299,645	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.47%, due 01/25/36	1,333,794
1,003,002	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 11/25/35	210,630
	Total Residential Asset-Backed Securities (United States)	86,785,023
	Residential Mortgage-Backed Securities (Australian) — 2.0%
707,405	Australian Mortgage Securities II, Series G3, Class A1A, 3 mo. LIBOR + .21%, 0.74%, due 01/10/35	618,980
2,627,562	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.57%, due 07/20/38	2,450,837
7,048,164	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 1.03%, due 03/14/36	5,686,599
2,997,318	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.75%, due 12/08/36	2,462,747
1,574,486	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.54%, due 05/10/36	1,480,322
4,253,400	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.49%, due 02/21/38	3,402,720
	Total Residential Mortgage-Backed Securities (Australian)	16,102,205
	Residential Mortgage-Backed Securities (European) — 3.9%
8,008,343	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.72%, due 09/20/66	4,004,171
5,700,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.61%, due 01/13/39	5,003,531
719,880	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, 3 mo. LIBOR + .07%, 0.58%, due 10/11/41	679,286
4,242,152	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	2,693,767
8,324,053	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.71%, due 12/10/43	7,293,119
933,975	Leek Finance Plc, Series 15A, Class AB, 144A, 3 mo. LIBOR + .14%, 0.75%, due 03/21/37	822,336

See accompanying notes to the financial statements.

11

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
3,108,780	Leek Finance Plc, Series 16A, Class A2B, 144A, 3 mo. LIBOR + .16%, 0.77%, due 09/21/37	2,294,569
2,973,783	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.55%, due 11/15/38	1,669,184
2,702,689	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.73%, due 09/15/39	1,399,236
2,700,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.62%, due 07/15/33	2,146,500
4,500,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.59%, due 10/15/33	3,940,020
	Total Residential Mortgage-Backed Securities (European)	31,945,719
	Residential Mortgage-Backed Securities (United States) — 0.0%
410,158	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.52%, due 07/25/30	354,595
	Student Loans — 2.0%
3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	3,089,344
5,180,000	College Loan Corp. Trust, Series 07-1, Class A1, 3 mo. LIBOR + .01%, 0.51%, due 01/25/23	5,147,625
718,732	Goal Capital Funding Trust, Series 06-1, Class A1, 3 mo. LIBOR, 0.39%, due 08/25/20	713,069
104,185	Keycorp Student Loan Trust, Series 05-A, Class 2A1, 3 mo. LIBOR + .05%, 0.65%, due 09/27/21	103,830
979,148	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, 3 mo. LIBOR + .04%, 0.65%, due 06/20/15	973,077
4,917,839	National Collegiate Student Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .15%, 0.42%, due 02/25/26	4,621,047
573,352	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.41%, due 08/25/23	530,356
1,249,220	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 08/26/19	1,214,867
	Total Student Loans	16,393,215
	Total Asset-Backed Securities	571,238,337

See accompanying notes to the financial statements.

12

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Principal Amount / Contracts		Description	Value ($)
		Foreign Government Obligations — 5.0%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46 (a)	41,761,020
		U.S. Government — 19.2%
	126,060,080	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (b) (c) (d)	125,863,174
	55,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21 (a)	32,930,205
		Total U.S. Government	158,793,379
		U.S. Government Agency — 0.1%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	772,280
		TOTAL DEBT OBLIGATIONS (COST $957,071,084)	772,565,016
		OPTIONS PURCHASED — 12.8%
		Currency Options — 4.4%
AUD	35,000,000	AUD Put/NZD Call, Expires 06/08/10, Strike 1.26	1,510,753
USD	700,000,000	USD Call/JPY Put, Expires 09/05/13, Strike 119.00	7,803,600
USD	700,000,000	USD Call/JPY Put, Expires 09/05/13, Strike 119.00	7,803,600
USD	700,000,000	USD Call/JPY Put, Expires 09/10/13, Strike 119.00	7,821,800
USD	700,000,000	USD Call/JPY Put, Expires 09/12/13, Strike 119.00	7,812,700
USD	350,000,000	USD Call/JPY Put, Expires 09/24/13, Strike 119.00	3,919,300
		Total Currency Options	36,671,753
		Options on Futures — 0.1%
USD	3,000	Euro Dollar Future Option Put, Expires 12/14/09, Strike 98.00	56,250
USD	3,000	Euro Dollar Future Option Put, Expires 12/14/09, Strike 99.00	243,750
		Total Options on Futures	300,000
		Options on Interest Rate Swaps — 7.0%
AUD	500,000,000	AUD Swaption Call, Expires 07/29/10, Strike 5.00%	1,029,876
CAD	100,000,000	CAD Swaption Call, Expires 12/14/09, Strike 1.12%	235,579
CAD	100,000,000	CAD Swaption Call, Expires 05/20/10, Strike 2.01%	399,452
EUR	150,000,000	EUR Swaption Call, Expires 02/22/10, Strike 3.95%	5,119,670

See accompanying notes to the financial statements.

13

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Principal Amount / Contracts		Description	Value ($)
		Options on Interest Rate Swaps — continued
EUR	500,000,000	EUR Swaption Call, Expires 02/23/10, Strike 1.00%	139,776
EUR	500,000,000	EUR Swaption Call, Expires 07/08/10, Strike 2.25%	2,506,648
EUR	600,000,000	EUR Swaption Call, Expires 02/03/11, Strike 3.39%	10,290,949
GBP	500,000,000	GBP Swaption Call, Expires 10/12/09, Strike 1.20%	1,176,195
GBP	500,000,000	GBP Swaption Call, Expires 10/12/09, Strike 1.70%	4,795,130
GBP	500,000,000	GBP Swaption Call, Expires 07/01/10, Strike 2.50%	4,059,297
GBP	14,000,000	GBP Swaption Put, Expires 02/28/11, Strike 5.17%	334,257
GBP	14,000,000	GBP Swaption Call, Expires 02/28/11, Strike 5.17%	1,529,070
GBP	14,000,000	GBP Swaption Put, Expires 03/03/11, Strike 5.03%	400,785
GBP	14,000,000	GBP Swaption Call, Expires 03/03/11, Strike 5.03%	1,341,657
GBP	28,000,000	GBP Swaption Put, Expires 03/14/11, Strike 4.96%	893,237
GBP	28,000,000	GBP Swaption Call, Expires 03/14/11, Strike 4.96%	2,494,373
GBP	35,000,000	GBP Swaption Put, Expires 03/21/11, Strike 4.92%	1,193,353
GBP	35,000,000	GBP Swaption Call, Expires 03/21/11, Strike 4.92%	2,973,526
SEK	500,000,000	SEK Swaption Call, Expires 05/13/10, Strike 2.61%	430,501
SEK	500,000,000	SEK Swaption Call, Expires 05/17/10, Strike 2.55%	387,725
USD	1,000,000,000	USD Swaption Call, Expires 09/10/09, Strike 1.15%	4,931,000
USD	64,000,000	USD Swaption Straddle, Expires 05/01/18, Strike TBD	3,576,960
USD	64,000,000	USD Swaption Straddle, Expires 04/23/18, Strike TBD	3,587,264
USD	64,000,000	USD Swaption Straddle, Expires 04/10/18, Strike TBD	3,598,656
		Total Options on Interest Rate Swaps	57,424,936
		Options on Interest Rates — 1.3%
GBP	150,000,000	Floor on 3 Month GBP LIBOR, Expires 09/13/09, Strike 6.40%	3,099,049
GBP	150,000,000	Floor on 3 Month GBP LIBOR, Expires 09/13/09, Strike 5.40%	2,497,114
GBP	700,000,000	Floor on 3 Month GBP LIBOR, Expires 06/08/11, Strike 2.00%	5,432,311
USD	300,000,000	USD 3 Month LIBOR Cap Call, Expires 04/15/10, Strike 2.64%	—
		Total Options on Interest Rates	11,028,474
		TOTAL OPTIONS PURCHASED (COST $60,222,695)	105,425,163

See accompanying notes to the financial statements.

14

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.3%
	Money Market Funds — 8.3%
40,575,995	State Street Institutional Liquid Reserves Fund-Institutional Class	40,575,995
28,277,588	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	28,277,588
	TOTAL SHORT-TERM INVESTMENTS (COST $68,853,583)	68,853,583
	TOTAL INVESTMENTS — 114.5% (Cost $1,086,147,362)	946,843,762
	Other Assets and Liabilities (net) — (14.5%)	(119,803,097)
	TOTAL NET ASSETS — 100.0%	$827,040,665

See accompanying notes to the financial statements.

15

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Written Options

A summary of open written option contracts of the Fund at August 31, 2009 is as follows:

	Notional Amount/ Contracts	Expiration Date		Description	Premiums	Market Value
Call	500,000,000	7/29/2010	AUD	Interest Rate Swaption,
				Strike 4.00%	$(330,292)	$(166,082)
Call	200,000,000	12/14/2009	CAD	Interest Rate Swaption, Strike 0.60%	(71,588)	(28,134)
Call	500,000,000	7/8/2010	EUR	Interest Rate Swaption, Strike 1.75%	(907,400)	(634,368)
Call	600,000,000	2/3/2011	EUR	Interest Rate Swaption, Strike 2.39%	(1,787,928)	(2,843,688)
Call	1,000,000,000	10/12/2009	GBP	Interest Rate Swaption, Strike 1.45%	(663,400)	(5,702,713)
Call	500,000,000	7/1/2010	GBP	Interest Rate Swaption, Strike 2.00%	(1,155,910)	(1,960,867)
Put	1,400,000,000	6/8/2011	GBP	Floor on 3 Month GBP LIBOR, Strike 1.00%	(449,806)	(1,891,679)
Call	300,000,000	9/13/2009	GBP	Floor on 3 Month GBP LIBOR, Strike 5.90%	(1,167,900)	(5,596,408)
Call	1,000,000,000	9/10/2009	USD	Interest Rate Swaption, Strike 0.90%	(400,000)	(2,451,000)
Call	55,000,000	10/3/2011	USD	Interest Rate Swaption, Strike 4.88%	(3,025,000)	(4,668,510)
Put	120,000,000	10/3/2011	USD	Interest Rate Swaption, Strike 4.88%	(6,600,000)	(5,686,440)
Put	6,000	12/14/2009	USD	Euro Dollar Future Option Put, Strike 98.50	(813,000)	(225,000)
Call	175,000,000	2/9/2010	USD	USD Call/JPY Put, Strike 102.25	(2,485,000)	(1,073,625)
					$(19,857,224)	$(32,928,514)

See accompanying notes to the financial statements.

16

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
13,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	4.08%	Eagle	13,000,000	USD	$(505,180)
							Creek
							CDO
50,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.93%	2.50%	Reference security within CDX index	NA		679,995
97,228,457	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.30%	Reference security within CDX index	97,228,457	USD	1,440,368
252,793,989	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.30%	Reference security within CDX Index	252,793,989	USD	3,744,957
100,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	0.65%	Reference security within CDX Index	NA		(2,010,533)
7,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	6.22%	MS Synthetic 2006-1	7,000,000	USD	(1,341,116)
										$2,008,491
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

See accompanying notes to the financial statements.

17

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
182,000,000	USD	5/26/2014	Barclays Bank PLC	(Pay)	2.59%	3 month LIBOR	$686,742
182,000,000	USD	5/29/2014	Citigroup	(Pay)	2.80%	3 month LIBOR	(1,069,195)
119,000,000	USD	5/26/2019	JP Morgan Chase Bank	Receive	3.45%	3 month LIBOR	(1,319,618)
100,000,000	USD	5/26/2019	Barclays Bank PLC	Receive	3.46%	3 month LIBOR	(1,056,526)
119,000,000	USD	5/29/2019	Morgan Stanley	Receive	3.73%	3 month LIBOR	1,444,031
100,000,000	USD	5/29/2019	Citigroup	Receive	3.74%	3 month LIBOR	1,255,431
55,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(7,341,419)
65,000,000	USD	5/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(4,078,199)
105,000,000	USD	8/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(6,485,010)
76,500,000	AUD	4/16/2023	Deutsche Bank AG	Receive	6.36%	6 month AUD BBSW	388,420
41,100,000	AUD	4/17/2038	Deutsche Bank AG	(Pay)	4.34%	6 month AUD BBSW	1,103,577
57,000,000	USD	5/26/2039	JP Morgan Chase Bank	(Pay)	3.95%	3 month LIBOR	1,269,429
57,000,000	USD	5/29/2039	Morgan Stanley	(Pay)	4.21%	3 month LIBOR	(1,283,583)
25,000,000	GBP	12/7/2046	Merrill Lynch	(Pay)	4.36%	6 month GBP LIBOR	(2,992,492)
							$(19,478,412)
						Accretion since inception for zero coupon interest rate swaps	$5,953,010

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.

18

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
65,000,000	USD	9/11/2009	JP Morgan	1.00%	Return on Treasury
			Chase Bank		Coupon STRIP	$(691,678)
105,000,000	USD	9/11/2009	JP Morgan Chase Bank	1.00%	Return on Treasury Coupon STRIP	(1,241,902)
						$(1,933,580)
					Premiums to (Pay) Receive	$—

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	4,885,000	Goldman Sachs, 1.27%, dated 08/13/09, to be repurchased on demand at face value plus accrued interest.	$(4,888,102)
USD	5,385,000	Goldman Sachs, 1.27%, dated 08/13/09, to be repurchased on demand at face value plus accrued interest.	(5,388,420)
GBP	25,447,500	Barclays Bank PLC, 0.55%, dated 08/18/09, to be repurchased on demand at face value plus accrued interest.	(41,431,727)
USD	31,625,000	Barclays Bank PLC, 0.40%, dated 08/21/09, to be repurchased on demand at face value plus accrued interest.	(31,625,351)
			$(83,333,600)

Average balance outstanding	$(36,118,284)
Average interest rate	1.27%
Maximum balance outstanding	$(42,011,250)
Average shares outstanding	42,728,625
Average balance per share outstanding	$(0.85)
Days outstanding	126

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

See accompanying notes to the financial statements.

19

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

(d)  All or a portion of this security has been segregated to cover collateral requirements on purchased options (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

20

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $1,086,147,362) (Note 2)	$946,843,762
Cash	19,637,098
Foreign currency, at value (cost $9,220) (Note 2)	9,368
Interest receivable	1,276,874
Interest receivable for open swap contracts	4,412,451
Receivable for open swap contracts (Note 2)	12,012,950
Receivable for expenses reimbursed by Manager (Note 3)	18,383
Total assets	984,210,886
Liabilities:
Payable for investments purchased	9,187,567
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,639
Payable for open swap contracts (Note 2)	31,416,451
Payable for reverse repurchase agreements (Note 2)	83,333,600
Written options outstanding, at value (premiums $19,857,224) (Note 2)	32,928,514
Miscellaneous payable	146,504
Accrued expenses	155,946
Total liabilities	157,170,221
Net assets	$827,040,665
Shares outstanding:	42,728,625
Net asset value per share:	$19.36

See accompanying notes to the financial statements.

21

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Interest	$9,168,862
Dividends	84,263
Total investment income	9,253,125
Expenses:
Interest expense (Note 2)	157,761
Custodian, fund accounting agent and transfer agent fees	55,476
Audit and tax fees	50,784
Legal fees	24,564
Trustees fees and related expenses (Note 3)	8,165
Miscellaneous	5,612
Total expenses	302,362
Fees and expenses reimbursed by Manager (Note 3)	(123,464)
Expense reductions (Note 2)	(617)
Net expenses	178,281
Net investment income (loss)	9,074,844
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(39,673,380)
Closed futures contracts	1,532,181
Closed swap contracts	7,679,920
Written options	35,153,406
Foreign currency, forward contracts and foreign currency related transactions	(3,125,561)
Net realized gain (loss)	1,566,566
Change in net unrealized appreciation (depreciation) on:
Investments	105,812,103
Open swap contracts	627,578
Written options	(2,946,944)
Foreign currency, forward contracts and foreign currency related transactions	701,150
Net unrealized gain (loss)	104,193,887
Net realized and unrealized gain (loss)	105,760,453
Net increase (decrease) in net assets resulting from operations	$114,835,297

See accompanying notes to the financial statements.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,074,844	$38,279,698
Net realized gain (loss)	1,566,566	(224,621,365)
Change in net unrealized appreciation (depreciation)	104,193,887	(160,835,159)
Net increase (decrease) in net assets from operations	114,835,297	(347,176,826)
Cash distributions to shareholders	(71,650,000)	—
Net share transactions (Note 7):	(6,624,317)	(340,951,905)
Redemption fees (Notes 2 and 7):	—	432,682
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(6,624,317)	(340,519,223)
Total increase (decrease) in net assets	36,560,980	(687,696,049)
Net assets:
Beginning of period	790,479,685	1,478,175,734
End of period	$827,040,665	$790,479,685

See accompanying notes to the financial statements.

23

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007		2006		2005(a)
Net asset value, beginning of period	$18.35		$25.68		$25.99		$25.23		$25.17		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.76		1.41		1.36		0.96		0.15
Net realized and unrealized gain (loss)	2.48		(8.09)		(1.72)		(0.60)		(0.90)		0.02
Total from investment operations	2.69		(7.33)		(0.31)		0.76		0.06		0.17
Less distributions to shareholders:
From cash distributions	(1.68)		—		—		—		—		—
Total distributions	(1.68)		—		—		—		—		—
Net asset value, end of period	$19.36		$18.35		$25.68		$25.99		$25.23		$25.17
Total Return(b)	15.62	%**	(28.54)%		(1.19)%		3.01%		0.24%		0.68	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$827,041		$790,480		$1,478,176		$1,750,067		$1,012,277		$582,279
Net operating expenses to average daily net assets	0.00	%(c)(d)*	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.01	%*
Interest expense to average daily net assets	0.04	%*	—		0.07%		0.00	%(c)	—		—
Total net expenses to average daily net assets	0.04	%(d)*	0.00	%(c)	0.07%		0.00	%(c)	0.00	%(c)	0.01	%*
Net investment income to average daily net assets	2.28	%*	3.19%		5.38%		5.36%		3.84%		2.21	%*
Portfolio turnover rate	15	%**	59%		41%		93%		31%		8	%**
	0.03	%*	0.04%		0.02%		0.03%		0.03%		0.06	%*
Redemption fees consisted of the following per share amounts:	$0.00	(e)	$0.01		—		—		—		—

(a)  Period from November 22, 2004 (commencement of operations) through February 28, 2005.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Ratio is less than 0.01%.

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO World Opportunity Overlay Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund's investment program has two principal components. One component of the Fund's investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies and credit markets, and to add value relative to the Fund's benchmark. The other component of the Fund's investment program involves direct investments, primarily in asset-backed securities and other adjustable rate fixed income securities. Derivative positions taken by the Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. The Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund's fixed income securities primarily have adjustable interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into adjustable rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund also may invest in unaffiliated money market funds. Because of the deterioration in credit markets that became acute in October of 2008, the Fund currently holds and may continue to hold material positions of below investment grade securities.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

As of the date of this report, shares of the Fund were not publicly offered and were principally available only to other series of the Trust and certain accredited investors.

25

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund values debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held that were fair valued or for which no alternative pricing source was available represented 17.74% of the net assets of the Fund.

26

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund also utilizes third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$71,589,208	$499,649,129	$571,238,337
Foreign Government Obligations	—	41,761,020	—	41,761,020
U.S. Government	—	158,793,379	—	158,793,379
U.S. Government Agency	—	772,280	—	772,280
TOTAL DEBT OBLIGATIONS	—	272,915,887	499,649,129	772,565,016
Options Purchased	300,000	105,125,163	—	105,425,163
Short-Term Investments	—	68,853,583	—	68,853,583
Total Investments	300,000	446,894,633	499,649,129	946,843,762
Derivatives
Swap Agreements	—	6,147,630	5,865,320	12,012,950
Total	$300,000	$453,042,263	$505,514,449	$958,856,712

27

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Written Options	$(225,000)	$(32,703,514)	$—	$(32,928,514)
Swap Agreements	—	(27,559,622)	(3,856,829)	(31,416,451)
Total	$(225,000)	$(60,263,136)	$(3,856,829)	$(64,344,965)

The aggregate net values of the Fund's direct investments in securities and other financial instruments using Level 3 inputs were 60.41% and 0.24% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$606,666,299	$(114,677,006)	$276,094	$(3,921,177)	$82,894,126	$(71,589,208)	$499,649,128
Swaps	1,618,925	(196,994)	—	196,994	389,566	—	2,008,491
Total	$608,285,224	$(114,874,000)	$276,094	$(3,724,183)	$83,283,692	$(71,589,208)	$501,657,619

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

28

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. When purchasing options, the Fund and/or the purchased option counterparty may post or receive

29

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

cash or securities as collateral. Options contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

For the period ended August 31, 2009, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$(420,000,000)	—	$(7,995,000)	$(1,435,000,000)	—	$(11,388,532)
Options written	(1,765,010,000)	(16,000)	(6,188,056)	(5,620,000,000)	(47,200)	(44,255,343)
Options bought back	—	—	—	535,000,000	18,800	17,871,395
Options expired	665,010,000	10,000	6,320,250	1,690,000,000	28,400	25,778,062
Outstanding, end of period	$(1,520,000,000)	(6,000)	$(7,862,806)	$(4,830,000,000)	—	$(11,994,418)

30

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

31

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's

32

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2009, the Fund had entered into reverse repurchase agreements, plus accrued interest, amounting to $83,333,600, selling securities with a market value, plus accrued interest, of $88,006,624. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,086,147,362	$58,697,593	$(198,001,193)	$(139,303,600)

For the period ended August 31, 2009, the Fund had net realized loss attributed to redemption in-kind transactions of $3,278,412.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or

33

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

Because the Fund has elected to be treated as a partnership for tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates). Cash distributions made to shareholders during the period are presented in the Fund's Statement of Changes in Net Assets.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other

34

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions. Leverage increases the Fund's portfolio losses and reduces opportunities for gain when interest rates or currency rates are changing.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to a repurchase or reverse repurchase agreement or other OTC derivatives contracts, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it invests primarily in sovereign debt of emerging countries, which is typically below investment grade. Below investment grade bonds ("junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to an issuer's weakened capacity to make principal and interest payments than is the case with investment grade bonds. This risk is also particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund invests in asset-backed securities that may be less liquid than the Fund's benchmark. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund.

• Derivatives Risk — The use of derivatives involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans).

35

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies), Market Disruption and Geopolitical Risk (the risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund invests in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed

36

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 until August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a

37

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

38

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some

39

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$68,753,410	$36,671,753	$—	$—	$—	$105,425,163
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	6,147,630	—	5,865,320	—	—	12,012,950
Total	$74,901,040	$36,671,753	$5,865,320	$—	$—	$117,438,113
Liabilities:
Written options outstanding	$(31,854,889)	$(1,073,625)	$—	$—	$—	$(32,928,514)
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	(27,559,622)	—	(3,856,829)	—	—	(31,416,451)
Total	$(59,414,511)	$(1,073,625)	$(3,856,829)	$—	$—	$(64,344,965)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's

40

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$(32,097,764)	$(3,527,550)	$—	$—	$—	$(35,625,314)
Futures contracts	1,532,181	—	—	—	—	1,532,181
Swap contracts	7,482,925	—	196,995	—	—	7,679,920
Written options	31,253,406	—	3,900,000	—	—	35,153,406
Forward currency contracts	—	—	—	—	—	—
Total	$8,170,748	$(3,527,550)	$4,096,995	$—	$—	$8,740,193
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$12,332,768	$5,670,937	$—	$—	$—	$18,003,705
Futures contracts	—	—	—	—	—	—
Swap contracts	238,012	—	389,566	—	—	627,578
Written options	(4,358,319)	1,411,375	—	—	—	(2,946,944)
Forward currency contracts	—	—	—	—	—	—
Total	$8,212,461	$7,082,312	$389,566	$—	$—	$15,684,339

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Swaps	Options
Average notional amount outstanding	$11,116	$1,779,738,533	$14,778,688,618
Highest notional amount outstanding	77,814	2,437,002,216	22,167,170,439
Lowest notional amount outstanding	—	1,161,913,886	8,739,901,529

41

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 (excluding fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $6,509 and $3,772, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$93,611,748	$—
Investments (non-U.S. Government securities)	96,272,949	123,640,502

Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $6,279,242.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

42

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 55.64% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. The shareholder is another fund of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.89% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,499,921	$163,700,000
Shares repurchased	(357,685)	(6,624,317)	(20,970,764)	(504,651,905)
Redemption fees	—	—	—	432,682
Net increase (decrease)	(357,685)	$(6,624,317)	(14,470,843)	$(340,519,223)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

43

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered that the Fund is intended to complement other strategies offered by the Manager and is not intended to stand on its own, and concluded that the usefulness of the Fund's performance relative to its benchmark was limited because the Fund is not managed to a benchmark. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called "fallout benefits" to the Manager, such as the possible reputational value derived from serving as

44

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

45

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.04%	$1,000.00	$1,156.20	$0.22
2) Hypothetical	0.04%	$1,000.00	$1,025.00	$0.20

*  Expenses are calculated using the annualized expense ratio (including interest expense) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Short-Term Investments	2.0
Other	(0.8)
100.0%
Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	22.4%
Software & Services	14.6
Food, Beverage & Tobacco	11.3
Energy	10.9
Technology Hardware & Equipment	8.8
Food & Staples Retailing	6.6
Health Care Equipment & Services	5.8
Household & Personal Products	4.5
Retailing	3.9
Telecommunication Services	1.9
Capital Goods	1.8
Consumer Services	1.7
Insurance	1.5
Diversified Financials	1.2
Banks	0.5
Consumer Durables & Apparel	0.5
Transportation	0.4
Materials	0.4
Utilities	0.4
Media	0.4
Semiconductors & Semiconductor Equipment	0.3
Commercial & Professional Services	0.1
Automobiles & Components	0.1
100.0%

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Automobiles & Components — 0.1%
200	Harley-Davidson, Inc.	4,796
300	Johnson Controls, Inc.	7,431
	Total Automobiles & Components	12,227
	Banks — 0.5%
600	BB&T Corp.	16,764
100	Comerica, Inc.	2,667
100	People's United Financial, Inc.	1,606
200	US Bancorp	4,524
1,000	Wells Fargo & Co.	27,520
	Total Banks	53,081
	Capital Goods — 1.8%
1,000	3M Co.	72,100
200	Fastenal Co.	7,240
600	General Dynamics Corp.	35,514
1,300	General Electric Co.	18,070
100	Parker-Hannifin Corp.	4,866
700	United Technologies Corp.	41,552
100	URS Corp.*	4,323
	Total Capital Goods	183,665
	Commercial & Professional Services — 0.1%
200	Copart, Inc.*	7,068
200	Waste Management, Inc.	5,986
	Total Commercial & Professional Services	13,054
	Consumer Durables & Apparel — 0.4%
1,000	Coach, Inc.	28,290
400	Leggett & Platt, Inc.	7,300
100	Polo Ralph Lauren Corp.	6,638
300	Pulte Homes, Inc.	3,834
	Total Consumer Durables & Apparel	46,062

See accompanying notes to the financial statements.

2

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — 1.6%
900	Apollo Group, Inc.-Class A*	58,338
200	Darden Restaurants, Inc.	6,586
400	H&R Block, Inc.	6,912
200	ITT Educational Services, Inc.*	20,998
1,200	McDonald's Corp.	67,488
400	Starbucks Corp.*	7,596
	Total Consumer Services	167,918
	Diversified Financials — 1.2%
2,400	Bank of America Corp.	42,216
300	Goldman Sachs Group (The), Inc.	49,638
100	IntercontinentalExchange, Inc.*	9,380
200	JPMorgan Chase & Co.	8,692
300	Morgan Stanley	8,688
300	SEI Investments Co.	5,532
	Total Diversified Financials	124,146
	Energy — 10.8%
100	Anadarko Petroleum Corp.	5,287
400	BJ Services Co.	6,424
5,500	Chevron Corp.	384,670
200	Cimarex Energy Co.	7,808
1,574	ConocoPhillips	70,877
8,100	Exxon Mobil Corp.	560,115
700	Nabors Industries Ltd.*	12,376
100	Noble Energy, Inc.	6,046
200	Occidental Petroleum Corp.	14,620
300	Patterson-UTI Energy, Inc.	3,987
200	Southwestern Energy Co.*	7,372
200	Sunoco, Inc.	5,380
600	Valero Energy Corp.	11,244
	Total Energy	1,096,206

See accompanying notes to the financial statements.

3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Food & Staples Retailing — 6.5%
400	Kroger Co. (The)	8,636
9,900	Wal-Mart Stores, Inc.	503,613
4,300	Walgreen Co.	145,684
100	Whole Foods Market, Inc.*	2,908
	Total Food & Staples Retailing	660,841
	Food, Beverage & Tobacco — 11.2%
5,200	Altria Group, Inc.	95,056
200	Archer-Daniels-Midland Co.	5,766
200	Campbell Soup Co.	6,272
8,300	Coca-Cola Co. (The)	404,791
300	Coca-Cola Enterprises, Inc.	6,063
500	General Mills, Inc.	29,865
200	Hansen Natural Corp.*	6,532
400	Hershey Co. (The)	15,692
200	HJ Heinz Co.	7,700
100	JM Smucker Co. (The)	5,227
400	Kellogg Co.	18,836
500	Kraft Foods, Inc.-Class A	14,175
100	Lorillard, Inc.	7,277
200	Pepsi Bottling Group (The), Inc.	7,146
4,600	PepsiCo, Inc.	260,682
5,300	Philip Morris International, Inc.	242,263
400	Tyson Foods, Inc.-Class A	4,796
	Total Food, Beverage & Tobacco	1,138,139
	Health Care Equipment & Services — 5.8%
700	AmerisourceBergen Corp.	14,917
100	Baxter International, Inc.	5,692
400	Cardinal Health, Inc.	13,832
100	Cerner Corp.*	6,171
200	Cigna Corp.	5,886
300	Coventry Health Care, Inc.*	6,549
300	Express Scripts, Inc.*	21,666

See accompanying notes to the financial statements.

4

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
500	McKesson Corp.	28,430
200	Medco Health Solutions, Inc.*	11,044
2,200	Medtronic, Inc.	84,260
200	Omnicare, Inc.	4,578
200	Quest Diagnostics, Inc.	10,792
200	Stryker Corp.	8,292
8,921	UnitedHealth Group, Inc.	249,788
1,600	WellPoint, Inc.*	84,560
700	Zimmer Holdings, Inc.*	33,145
	Total Health Care Equipment & Services	589,602
	Household & Personal Products — 4.4%
500	Avon Products, Inc.	15,935
300	Clorox Co.	17,727
1,800	Colgate-Palmolive Co.	130,860
100	Energizer Holdings, Inc.*	6,543
200	Estee Lauder Cos. (The), Inc.-Class A	7,170
900	Kimberly-Clark Corp.	54,414
4,000	Procter & Gamble Co. (The)	216,440
	Total Household & Personal Products	449,089
	Insurance — 1.4%
100	Aflac, Inc.	4,062
700	Allstate Corp. (The)	20,573
400	Chubb Corp.	19,756
300	Fidelity National Financial, Inc.-Class A	4,506
200	HCC Insurance Holdings, Inc.	5,288
500	Marsh & McLennan Cos., Inc.	11,770
200	MetLife, Inc.	7,552
500	Old Republic International Corp.	5,955
200	Prudential Financial, Inc.	10,116
1,000	Travelers Cos. (The), Inc.	50,420
300	W.R. Berkley Corp.	7,665
	Total Insurance	147,663

See accompanying notes to the financial statements.

5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Materials — 0.4%
700	Dow Chemical Co. (The)	14,903
100	Freeport-McMoRan Copper & Gold, Inc.	6,298
200	Pactiv Corp.*	4,970
100	Reliance Steel & Aluminum Co.	3,694
300	Southern Copper Corp.	8,478
100	Steel Dynamics, Inc.	1,655
	Total Materials	39,998
	Media — 0.4%
1,200	Comcast Corp.-Class A	18,384
300	DirecTV Group (The), Inc.*	7,428
200	Time Warner Cable, Inc.	7,384
200	Viacom, Inc.*	5,008
	Total Media	38,204
	Pharmaceuticals, Biotechnology & Life Sciences — 22.1%
3,000	Abbott Laboratories	135,690
100	Allergan, Inc.	5,592
4,500	Amgen, Inc.*	268,830
300	Biogen Idec, Inc.*	15,063
3,200	Bristol-Myers Squibb Co.	70,816
100	Cephalon, Inc.*	5,693
200	Dendreon Corp.*	4,674
4,200	Eli Lilly & Co.	140,532
1,200	Forest Laboratories, Inc.*	35,124
100	Genzyme Corp.*	5,571
800	Gilead Sciences, Inc.*	36,048
8,100	Johnson & Johnson	489,564
5,700	Merck & Co., Inc.	184,851
200	Myriad Genetics, Inc.*	6,114
36,430	Pfizer, Inc.	608,381
800	Schering-Plough Corp.	22,544
200	Vertex Pharmaceuticals, Inc.*	7,482
4,400	Wyeth	210,540
	Total Pharmaceuticals, Biotechnology & Life Sciences	2,253,109

See accompanying notes to the financial statements.

6

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retailing — 3.9%
100	Advance Auto Parts, Inc.	4,230
300	Amazon.com, Inc.*	24,357
300	American Eagle Outfitters, Inc.	4,050
200	AutoNation, Inc.*	3,796
100	AutoZone, Inc.*	14,725
500	Bed Bath & Beyond, Inc.*	18,240
400	Best Buy Co., Inc.	14,512
200	Dollar Tree, Inc.*	9,988
200	Family Dollar Stores, Inc.	6,056
400	Gap (The), Inc.	7,860
5,400	Home Depot, Inc.	147,366
400	Kohl's Corp.*	20,636
400	Limited Brands, Inc.	5,968
2,100	Lowe's Cos., Inc.	45,150
200	O'Reilly Automotive, Inc.*	7,656
300	PetSmart, Inc.	6,273
200	Ross Stores, Inc.	9,328
200	Sherwin-Williams Co. (The)	12,040
300	Staples, Inc.	6,483
400	Target Corp.	18,800
300	Urban Outfitters, Inc.*	8,529
	Total Retailing	396,043
	Semiconductors & Semiconductor Equipment — 0.3%
100	Altera Corp.	1,921
200	Broadcom Corp.-Class A*	5,690
400	NVIDIA Corp.*	5,808
300	Texas Instruments, Inc.	7,377
300	Xilinx, Inc.	6,672
	Total Semiconductors & Semiconductor Equipment	27,468
	Software & Services — 14.5%
100	Affiliated Computer Services, Inc.-Class A*	4,480
100	Alliance Data Systems Corp.*	5,556

See accompanying notes to the financial statements.

7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
200	Automatic Data Processing, Inc.	7,670
200	BMC Software, Inc.*	7,130
200	Citrix Systems, Inc.*	7,136
200	Cognizant Technology Solutions Corp.-Class A*	6,976
100	Computer Sciences Corp.*	4,885
2,361	eBay, Inc.*	52,272
100	Fiserv, Inc.*	4,825
200	Global Payments, Inc.	8,488
610	Google, Inc.-Class A*	281,619
200	Intuit, Inc.*	5,554
200	McAfee, Inc.*	7,956
22,400	Microsoft Corp.	552,160
23,100	Oracle Corp.	505,197
200	Red Hat, Inc.*	4,592
600	Symantec Corp.*	9,072
	Total Software & Services	1,475,568
	Technology Hardware & Equipment — 8.7%
200	Apple, Inc.*	33,642
13,600	Cisco Systems, Inc.*	293,760
400	Corning, Inc.	6,032
1,400	Dell, Inc.*	22,162
500	EMC Corp.*	7,950
400	Hewlett-Packard Co.	17,956
1,200	International Business Machines Corp.	141,660
200	Juniper Networks, Inc.*	4,614
900	Motorola, Inc.	6,462
7,400	Qualcomm, Inc.	343,508
300	SanDisk Corp.*	5,310
100	Western Digital Corp.*	3,428
	Total Technology Hardware & Equipment	886,484
	Telecommunication Services — 1.9%
3,463	AT&T, Inc.	90,211
200	CenturyTel, Inc.	6,446

See accompanying notes to the financial statements.

8

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Telecommunication Services — continued
3,042	Verizon Communications, Inc.	94,424
	Total Telecommunication Services	191,081
	Transportation — 0.4%
200	CH Robinson Worldwide, Inc.	11,252
200	Norfolk Southern Corp.	9,174
400	United Parcel Service, Inc.-Class B	21,384
	Total Transportation	41,810
	Utilities — 0.4%
500	CMS Energy Corp.	6,705
200	Consolidated Edison, Inc.	8,038
100	FPL Group, Inc.	5,618
300	PG&E Corp.	12,177
200	Southern Co.	6,240
	Total Utilities	38,778
	TOTAL COMMON STOCKS (COST $9,254,103)	10,070,236
	SHORT-TERM INVESTMENTS — 2.0%
	Money Market Funds — 2.0%
208,221	State Street Institutional Treasury Money Market Fund-Institutional Class	208,221
	TOTAL SHORT-TERM INVESTMENTS (COST $208,221)	208,221
	TOTAL INVESTMENTS — 100.8% (Cost $9,462,324)	10,278,457
	Other Assets and Liabilities (net) — (0.8%)	(85,859)
	TOTAL NET ASSETS — 100.0%	$10,192,598

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $9,462,324) (Note 2)	$10,278,457
Receivable for Fund shares sold	35,000
Dividends receivable	32,624
Receivable for expenses reimbursed by Manager (Note 3)	8,246
Total assets	10,354,327
Liabilities:
Payable for Fund shares repurchased	116,231
Payable to affiliate for (Note 3):
Management fee	2,855
Shareholder service fee	1,297
Accrued expenses	41,346
Total liabilities	161,729
Net assets	$10,192,598
Net assets consist of:
Paid-in capital	$29,443,283
Accumulated undistributed net investment income	35,258
Accumulated net realized loss	(20,102,076)
Net unrealized appreciation	816,133
$10,192,598
Net assets attributable to:
Class III shares	$10,192,598
Shares outstanding:
Class III	1,048,644
Net asset value per share:
Class III	$9.72

See accompanying notes to the financial statements.

10

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends	$130,217
Total investment income	130,217
Expenses:
Management fee (Note 3)	16,167
Shareholder service fee – Class III (Note 3)	7,348
Audit and tax fees	28,152
Custodian, fund accounting agent and transfer agent fees	19,136
Registration fees	644
Legal fees	184
Trustees fees and related expenses (Note 3)	33
Total expenses	71,664
Fees and expenses reimbursed by Manager (Note 3)	(48,116)
Expense reductions (Note 2)	(8)
Net expenses	23,540
Net investment income (loss)	106,677
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(1,004,665)
Change in net unrealized appreciation (depreciation) on investments	3,232,944
Net realized and unrealized gain (loss)	2,228,279
Net increase (decrease) in net assets resulting from operations	$2,334,956

See accompanying notes to the financial statements.

11

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$106,677	$933,776
Net realized gain (loss)	(1,004,665)	(20,799,343)
Change in net unrealized appreciation (depreciation)	3,232,944	(2,169,581)
Net increase (decrease) in net assets from operations	2,334,956	(22,035,148)
Distributions to shareholders from:
Net investment income
Class III	(110,858)	(1,107,627)
Net share transactions (Note 7):
Class III	(2,230,226)	(55,344,097)
Total increase (decrease) in net assets	(6,128)	(78,486,872)
Net assets:
Beginning of period	10,198,726	88,685,598
End of period (including accumulated undistributed net investment income of $35,258 and $39,439, respectively)	$10,192,598	$10,198,726

See accompanying notes to the financial statements.

12

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.74		$12.21		$13.48		$12.83	$12.14	$11.58
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.18		0.21		0.19	0.20	0.16
Net realized and unrealized gain (loss)	1.97		(4.45)		(1.08)		0.64	0.69	0.54
Total from investment operations	2.07		(4.27)		(0.87)		0.83	0.89	0.70
Less distributions to shareholders:
From net investment income	(0.09)		(0.20)		(0.22)		(0.18)	(0.20)	(0.14)
From net realized gains	—		—		(0.18)		—	—	—
Total distributions	(0.09)		(0.20)		(0.40)		(0.18)	(0.20)	(0.14)
Net asset value, end of period	$9.72		$7.74		$12.21		$13.48	$12.83	$12.14
Total Return(a)	27.02	%**	(35.43)%		(6.78)%		6.53%	7.46%	6.12	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$10,193		$10,199		$88,686		$116,725	$121,339	$81,374
Net expenses to average daily net assets	0.48	%(c)*	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.48%
Net investment income to average daily net assets	2.18	%*	1.55%		1.55%		1.46%	1.65%	1.39%
Portfolio turnover rate	23	%**	66%		62%		67%	62%	87%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.98%		0.17%		0.12%		0.11%	0.08%	0.08%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The effect of losses in the amount of $15,989, resulting from compliance violations and the Manager's reimbursement of such losses, had no effect on the total return.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Tax-Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund typically makes equity investments in companies that issue stocks included in the Russell 3000 Index, a U.S. stock index, and in companies with similar market capitalizations. The Fund uses quantitative models integrated with tax management techniques to provide broad exposure to the U.S. equity market to investors subject to U.S. federal income tax. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts) tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price.

14

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$10,070,236	$—
Level 2 - Other Significant Observable Inputs	208,221	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$10,278,457	$—
Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

15

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

All of the Fund's common stocks are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

16

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the

17

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $10,340,010.

18

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(8,413,466)
Total	$(8,413,466)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,633,604	$1,007,619	$(362,766)	$644,853

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

19

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. There can be no assurance that the Fund's tax management strategies will be effective, and investors may incur tax liabilities that exceed their economic return. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.
• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

20

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of theTrust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $33 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $2,234,302 and $4,396,656, respectively.

21

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 90.91% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.35% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	9,307	$86,009	147,299	$1,297,188
Shares issued to shareholders in reinvestment of distributions	6,159	49,560	85,574	960,217
Shares repurchased	(284,772)	(2,365,795)	(6,181,090)	(57,601,502)
Net increase (decrease)	(269,306)	$(2,230,226)	(5,948,217)	$(55,344,097)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

22

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees

23

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

24

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

25

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,270.20	$2.75
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

26

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	4.9
Futures Contracts	0.3
Other	(1.9)
100.0%
Industry Group Summary	% of Equity Investments
Software & Services	11.2%
Retailing	10.4
Health Care Equipment & Services	10.0
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Capital Goods	7.1
Technology Hardware & Equipment	6.9
Materials	5.6
Semiconductors & Semiconductor Equipment	5.4
Consumer Services	5.3
Energy	4.8
Diversified Financials	4.7
Food, Beverage & Tobacco	4.7
Commercial & Professional Services	4.5
Transportation	2.9
Consumer Durables & Apparel	2.3
Household & Personal Products	1.3
Insurance	1.2
Media	1.0
Telecommunication Services	1.0
Food & Staples Retailing	0.8
Real Estate	0.7
Automobiles & Components	0.4
Banks	0.1
100.0%

1

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Automobiles & Components — 0.4%
100	Cooper Tire & Rubber Co.	1,428
800	Exide Technologies *	5,688
500	Goodyear Tire & Rubber Co. (The) *	8,245
200	TRW Automotive Holdings Corp. *	3,530
	Total Automobiles & Components	18,891
	Banks — 0.1%
100	Westamerica Bancorporation	5,143
	Capital Goods — 6.9%
200	AAR Corp. *	3,402
200	Aerovironment, Inc. *	5,626
100	American Science & Engineering, Inc.	6,159
100	Applied Industrial Technologies, Inc.	2,063
100	Applied Signal Technology, Inc.	2,547
200	Argon ST, Inc. *	3,996
100	AZZ, Inc. *	3,442
100	Badger Meter, Inc.	3,619
900	Beacon Roofing Supply, Inc. *	15,138
100	Chart Industries, Inc. *	1,866
100	CIRCOR International, Inc.	2,581
200	Colfax Corp. *	2,120
44	DigitalGlobe, Inc. *	883
200	Dynamic Materials Corp.	3,238
400	EMCOR Group, Inc. *	9,268
200	ESCO Technologies, Inc. *	7,412
1,100	Force Protection, Inc. *	5,830
100	General Cable Corp. *	3,528
100	Gorman-Rupp Co.	2,355
300	GrafTech International Ltd. *	4,269
100	II-VI, Inc. *	2,676
400	KBR, Inc.	9,060

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
600	Lennox International, Inc.	21,528
1,700	MasTec, Inc. *	16,082
100	Michael Baker Corp. *	3,348
300	MSC Industrial Direct Co., Inc.-Class A	11,853
600	Navistar International Corp. *	25,944
300	Oshkosh Corp.	10,080
200	Pall Corp.	5,946
700	Polypore International, Inc. *	7,959
300	Quanex Building Products Corp.	4,041
400	Raven Industries, Inc.	11,560
200	Sauer-Danfoss, Inc.	1,116
400	Shaw Group (The), Inc. *	11,732
300	Stanley, Inc. *	7,695
200	Sun Hydraulics Corp.	3,686
200	Textainer Group Holdings Ltd.	2,838
300	Titan Machinery, Inc. *	3,615
500	TransDigm Group, Inc. *	22,260
100	URS Corp. *	4,323
100	Valmont Industries, Inc.	8,233
200	Watsco, Inc.	10,566
600	WESCO International, Inc. *	14,418
	Total Capital Goods	309,901
	Commercial & Professional Services — 4.3%
300	Administaff, Inc.	7,242
400	American Ecology Corp.	7,312
700	Brink's Co. (The)	18,445
300	CBIZ, Inc. *	2,148
200	Deluxe Corp.	3,342
300	Dun & Bradstreet Corp.	21,912
200	Equifax, Inc.	5,528
200	Exponent, Inc. *	5,656
600	Healthcare Services Group, Inc.	10,608
200	Herman Miller, Inc.	3,244

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Commercial & Professional Services — continued
100	HNI Corp.	2,148
200	ICF International, Inc. *	5,470
100	Kforce, Inc. *	1,120
600	Knoll, Inc.	5,778
500	Navigant Consulting, Inc. *	6,295
700	Resources Connection, Inc. *	10,787
900	Robert Half International, Inc.	23,661
800	Rollins, Inc.	14,280
200	Team, Inc. *	3,486
500	Tetra Tech, Inc. *	14,770
100	TrueBlue, Inc. *	1,360
500	Watson Wyatt Worldwide, Inc.	21,850
	Total Commercial & Professional Services	196,442
	Consumer Durables & Apparel — 2.2%
400	CROCS, Inc. *	2,540
100	Iconix Brand Group, Inc. *	1,718
400	Phillips-Van Heusen Corp.	15,112
100	Polaris Industries, Inc.	3,771
300	Smith & Wesson Holding Corp. *	1,614
2,400	Tempur-Pedic International, Inc. *	35,520
500	True Religion Apparel, Inc. *	11,315
300	Universal Electronics, Inc. *	5,646
500	Warnaco Group (The), Inc. *	19,025
100	Wolverine World Wide, Inc.	2,491
	Total Consumer Durables & Apparel	98,752
	Consumer Services — 5.1%
100	Brink's Home Security Holdings, Inc. *	3,127
2,800	Brinker International, Inc.	40,768
200	Buffalo Wild Wings, Inc. *	8,246
200	California Pizza Kitchen, Inc. *	2,812
100	Career Education Corp. *	2,375
400	CEC Entertainment, Inc. *	10,700

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
800	Cheesecake Factory (The), Inc. *	14,696
900	Corinthian Colleges, Inc. *	17,253
400	Cracker Barrel Old Country Store, Inc.	11,364
600	ITT Educational Services, Inc. *	62,994
200	Jack in the Box, Inc. *	4,078
100	Panera Bread Co.-Class A *	5,221
200	Papa John's International, Inc. *	4,666
600	Penn National Gaming, Inc. *	17,526
300	PF Chang's China Bistro, Inc. *	9,573
200	Pre-Paid Legal Services, Inc. *	9,168
100	Universal Technical Institute, Inc. *	2,013
200	Wyndham Worldwide Corp.	3,030
	Total Consumer Services	229,610
	Diversified Financials — 4.6%
100	Affiliated Managers Group, Inc. *	6,533
600	AmeriCredit Corp. *	10,356
500	Credit Acceptance Corp. *	15,255
100	Duff & Phelps Corp-Class A	1,704
700	Eaton Vance Corp.	19,999
400	EZCORP, Inc.-Class A *	5,348
900	Federated Investors Inc.-Class B	23,625
400	First Cash Financial Services, Inc. *	7,516
100	GAMCO Investors, Inc.-Class A	4,513
800	GFI Group, Inc.	5,728
500	Greenhill & Co., Inc.	39,600
700	Knight Capital Group, Inc.-Class A *	14,084
100	Life Partners Holdings, Inc.	1,714
200	MF Global Ltd. *	1,430
300	optionsXpress Holdings, Inc.	4,992
100	SEI Investments Co.	1,844
1	Teton Advisors, Inc.-Class B *	2
1,400	Waddell and Reed Financial, Inc.	37,142
200	World Acceptance Corp. *	5,206
	Total Diversified Financials	206,591

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Energy — 4.6%
200	Arena Resources, Inc. *	6,116
200	Concho Resources Inc. *	6,518
500	CVR Energy, Inc. *	4,840
100	Dawson Geophysical Co. *	2,479
700	Dresser-Rand Group, Inc. *	20,790
100	Dril-Quip, Inc. *	4,266
100	Encore Acquisition Co. *	3,769
2,800	Frontier Oil Corp.	35,924
200	Golar LNG Ltd.	1,990
1,000	Holly Corp.	22,840
1,100	International Coal Group, Inc. *	3,344
200	Knightsbridge Tankers Ltd.	2,592
100	Lufkin Industries, Inc.	4,425
1,000	Oceaneering International, Inc. *	52,173
100	Petroleum Development Corp. *	1,369
200	Petroquest Energy, Inc. *	832
100	PHI, Inc. *	2,086
100	T-3 Energy Services, Inc. *	1,758
1,900	Tesoro Corp.	26,752
600	USEC, Inc. *	2,730
200	VAALCO Energy, Inc.	944
	Total Energy	208,537
	Food & Staples Retailing — 0.8%
200	Pantry, Inc. *	3,030
1,100	Whole Foods Market, Inc. *	31,988
	Total Food & Staples Retailing	35,018
	Food, Beverage & Tobacco — 4.6%
800	Cal-Maine Foods, Inc.	22,840
100	Coca-Cola Bottling Co.	5,406
400	Darling International, Inc. *	2,804
2,700	Dean Foods Co. *	48,978
400	Green Mountain Coffee Roasters, Inc. *	24,076

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
2,300	Hansen Natural Corp. *	75,118
400	Lancaster Colony Corp.	20,104
200	National Beverage Corp. *	2,028
100	Sanderson Farms, Inc.	4,160
	Total Food, Beverage & Tobacco	205,514
	Health Care Equipment & Services — 9.6%
200	Abaxis, Inc. *	5,320
200	Almost Family, Inc. *	5,514
300	American Medical Systems Holdings, Inc. *	4,572
100	AMN Healthcare Services, Inc. *	987
100	CardioNet, Inc. *	720
300	Catalyst Health Solutions, Inc. *	8,568
200	Centene Corp. *	3,462
300	Cerner Corp. *	18,513
400	Chemed Corp.	17,416
100	Computer Programs & Systems, Inc.	3,870
400	CorVel Corp. *	12,024
700	CryoLife, Inc. *	5,215
1,100	Edwards Lifesciences Corp. *	68,071
300	Emergency Medical Services, LP *	13,605
100	Ensign Group, Inc. (The)	1,387
200	Exactech, Inc. *	2,974
400	Gentiva Health Services, Inc. *	8,820
300	Haemonetics Corp. *	15,792
3,100	Health Management Associates, Inc. *	21,421
100	Health Net, Inc. *	1,532
300	Healthways, Inc. *	3,924
600	HMS Holdings Corp. *	22,566
100	ICU Medical, Inc. *	3,719
200	Kensey Nash Corp. *	5,222
100	Landauer, Inc.	5,504
600	LHC Group, Inc. *	14,670
500	Lincare Holdings, Inc. *	13,195

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
700	Merit Medical Systems, Inc. *	12,635
200	Natus Medical, Inc. *	2,850
200	Odyssey HealthCare, Inc. *	2,576
500	Omnicare, Inc.	11,445
100	Orthofix International NV *	2,737
200	Owens & Minor, Inc.	8,850
100	PSS World Medical, Inc. *	2,044
500	Quality Systems, Inc.	26,920
700	ResMed, Inc. *	32,137
5,700	Tenet Healthcare Corp. *	26,562
100	Thoratec Corp. *	2,624
300	VCA Antech, Inc. *	7,425
200	WellCare Health Plans, Inc. *	4,854
100	Young Innovations, Inc.	2,348
	Total Health Care Equipment & Services	434,590
	Household & Personal Products — 1.2%
500	Energizer Holdings, Inc. *	32,715
100	Herbalife Ltd.	3,028
50	Inter Parfums, Inc.	482
400	Nu Skin Enterprises, Inc.-Class A	6,900
200	USANA Health Sciences, Inc. *	6,304
200	WD-40 Co.	5,396
	Total Household & Personal Products	54,825
	Insurance — 1.2%
500	Axis Capital Holdings Ltd.	15,240
100	eHealth, Inc. *	1,850
100	Fidelity National Financial, Inc.-Class A	1,502
100	First Mercury Financial Corp.	1,449
2,700	Genworth Financial, Inc.-Class A	28,512
200	Tower Group, Inc.	4,798
	Total Insurance	53,351

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Materials — 5.4%
300	Allied Nevada Gold Corp. *	2,427
300	Balchem Corp.-Class B	7,470
800	Ball Corp.	38,768
100	Bway Holding Co. *	1,550
400	Calgon Carbon Corp. *	5,720
600	Crown Holdings, Inc. *	14,898
200	Eagle Materials, Inc.	5,266
200	FMC Corp.	9,540
100	Greif, Inc.-Class A	4,954
200	Headwaters, Inc. *	768
100	Innophos Holdings, Inc.	1,909
100	International Flavors & Fragrances, Inc.	3,562
100	Lubrizol Corp.	6,372
400	NewMarket Corp.	33,248
100	Quaker Chemical Corp.	2,072
200	Rock-Tenn Co.-Class A	10,258
100	Schnitzer Steel Industries, Inc.-Class A	5,401
1,700	Scotts Miracle-Gro Co. (The)-Class A	69,173
300	ShengdaTech, Inc. *	1,773
100	Silgan Holdings, Inc.	4,862
200	Steel Dynamics, Inc.	3,310
400	Terra Industries, Inc.	12,444
	Total Materials	245,745
	Media — 1.0%
200	Arbitron, Inc.	3,664
700	Marvel Entertainment, Inc. *	33,859
200	National CineMedia, Inc.	3,000
300	Valassis Communications, Inc. *	4,710
	Total Media	45,233
	Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
100	Acorda Therapeutics, Inc. *	2,262
200	Albany Molecular Research, Inc. *	1,612
700	Allos Therapeutics *	5,145

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
300	Bruker Corp. *	3,045
500	Cadence Pharmaceuticals, Inc. *	5,455
200	Dendreon Corp. *	4,674
100	Dionex Corp. *	6,014
1,300	Emergent Biosolutions, Inc. *	24,089
200	Endo Pharmaceuticals Holdings, Inc. *	4,514
900	eResearchTechnology, Inc. *	5,661
300	Geron Corp. *	2,130
700	ImmunoGen, Inc. *	5,103
100	Kendle International, Inc. *	1,314
500	Life Technologies Corp. *	22,265
900	MannKind Corp. *	7,011
100	MAP Pharmaceuticals, Inc. *	884
400	Medicis Pharmaceutical Corp.-Class A	7,388
100	Medivation, Inc. *	2,532
800	Millipore Corp. *	52,984
300	Momenta Pharmaceuticals, Inc. *	2,970
500	Mylan, Inc. *	7,335
2,800	Myriad Genetics, Inc. *	85,599
700	NPS Pharmaceuticals, Inc. *	2,919
600	PAREXEL International Corp. *	7,698
100	PDL BioPharma, Inc.	905
500	Protalix BioTherapeutics, Inc. *	3,200
400	Rigel Pharmaceuticals, Inc. *	2,820
200	Sequenom, Inc. *	1,278
1,400	Valeant Pharmaceuticals International *	36,246
100	Varian, Inc. *	5,122
400	Watson Pharmaceuticals, Inc. *	14,116
	Total Pharmaceuticals, Biotechnology & Life Sciences	334,290
	Real Estate — 0.6%
700	CB Richard Ellis Group, Inc. *	8,288
500	DuPont Fabros Technology, Inc. REIT	6,540
100	Omega Healthcare Investors, Inc. REIT	1,691

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Real Estate — continued
200	Potlatch Corp. REIT	5,820
100	Redwood Trust, Inc. REIT	1,603
100	Tanger Factory Outlet Centers, Inc. REIT	3,762
55	Walter Investment Management Corp. REIT	794
	Total Real Estate	28,498
	Retailing — 10.0%
500	1-800-FLOWERS.COM, Inc. *	1,545
700	Advance Auto Parts, Inc.	29,610
2,000	Aeropostale, Inc. *	78,300
3,200	American Eagle Outfitters, Inc.	43,200
300	AutoNation, Inc. *	5,694
600	Buckle (The), Inc.	15,870
100	Cato Corp. (The)-Class A	1,708
6,000	Chico's FAS, Inc. *	76,380
400	Dollar Tree, Inc. *	19,976
100	Family Dollar Stores, Inc.	3,028
600	Finish Line (The), Inc.-Class A	4,950
100	Guess?, Inc.	3,504
200	hhgregg, Inc. *	3,456
200	Hibbett Sports, Inc. *	3,514
500	Jos. A. Bank Clothiers, Inc. *	22,005
1,000	Netflix, Inc. *	43,660
200	New York & Co., Inc. *	926
600	NutriSystem, Inc.	8,538
200	O'Reilly Automotive, Inc. *	7,656
200	Office Depot, Inc. *	1,044
1,800	PetSmart, Inc.	37,638
600	Ross Stores, Inc.	27,984
600	Williams-Sonoma, Inc.	11,478
	Total Retailing	451,664
	Semiconductors & Semiconductor Equipment — 5.3%
700	Cree, Inc. *	25,788
2,500	Cypress Semiconductor Corp. *	25,300

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
500	Diodes, Inc. *	10,135
200	Hittite Microwave Corp. *	6,884
100	Intersil Corp-Class A	1,479
500	IXYS Corp.	3,400
1,000	Micrel, Inc.	7,770
200	Netlogic Microsystems, Inc. *	8,782
800	Novellus System, Inc. *	15,328
5,200	ON Semiconductor Corp. *	41,964
200	Pericom Semiconductor Corp. *	1,722
1,400	PMC-Sierra, Inc. *	12,712
100	Power Integrations, Inc.	3,275
800	Semtech Corp. *	14,616
1,700	Silicon Image, Inc. *	5,168
400	Silicon Laboratories, Inc. *	18,016
1,400	Skyworks Solutions, Inc. *	16,310
100	Supertex, Inc. *	2,584
300	Tessera Technologies, Inc. *	7,539
500	Volterra Semiconductor Corp. *	8,855
	Total Semiconductors & Semiconductor Equipment	237,627
	Software & Services — 10.9%
800	ACI Worldwide, Inc. *	10,848
300	Actuate Corp. *	1,686
900	Broadridge Financial Solutions, Inc.	18,738
100	CACI International, Inc.-Class A *	4,596
1,100	Cadence Design Systems, Inc. *	6,897
200	Cass Information Systems, Inc.	6,244
700	Compuware Corp. *	5,047
100	Convergys Corp. *	1,084
900	CSG Systems International, Inc. *	13,563
500	Digital River, Inc. *	17,660
800	EarthLink, Inc. *	6,656
100	Forrester Research, Inc. *	2,354
100	Global Cash Access Holdings, Inc. *	725

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
300	Global Payments, Inc.	12,732
500	Hewitt Associates Inc.-Class A *	18,010
900	Integral Systems, Inc. *	5,643
900	j2 Global Communications, Inc. *	19,233
200	Mantech International Corp.-Class A *	10,568
300	MAXIMUS, Inc.	12,495
800	McAfee, Inc. *	31,824
100	Micros Systems, Inc. *	2,787
100	NCI, Inc. *	2,935
300	Net 1 UEPS Technologies, Inc. *	5,727
100	NeuStar, Inc. *	2,318
100	Opnet Technologies, Inc.	946
600	Pegasystems, Inc.	18,378
400	Radiant Systems, Inc. *	4,288
1,100	Red Hat, Inc. *	25,256
500	Renaissance Learning, Inc.	4,955
1,400	Rovi Corp. *	42,616
500	SAIC, Inc. *	9,245
200	Smith Micro Software, Inc. *	2,310
100	SPSS, Inc. *	4,980
1,000	Sybase, Inc. *	34,850
300	Synchronoss Technologies, Inc. *	3,189
400	Syntel, Inc.	16,028
2,300	TeleCommunication Systems, Inc. *	17,342
100	TIBCO Software, Inc. *	887
200	TNS, Inc. *	5,192
600	Tyler Technologies, Inc. *	9,138
900	Valueclick, Inc. *	9,225
1,200	VistaPrint Ltd. *	49,728
100	Websense, Inc. *	1,516
300	Wright Express Corp. *	9,456
	Total Software & Services	489,895

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — 6.7%
700	Acme Packet, Inc. *	5,712
300	ADTRAN, Inc.	6,822
700	Airvana, Inc. *	4,543
400	Arrow Electronics, Inc. *	11,056
1,100	Avnet, Inc. *	29,315
100	AVX Corp.	1,161
500	Blue Coat Systems, Inc. *	9,805
1,100	Brocade Communications Systems, Inc. *	7,953
100	Cogent, Inc. *	1,050
800	Cogo Group, Inc. *	4,320
1,100	F5 Networks, Inc. *	37,939
300	Faro Technologies, Inc. *	5,103
900	InterDigital, Inc. *	18,864
900	Jabil Circuit, Inc.	9,855
200	Multi-Fineline Electronix, Inc. *	5,528
100	Novatel Wireless, Inc. *	965
2,400	Palm, Inc. *	31,992
200	Plexus Corp. *	5,036
300	Polycom, Inc. *	7,077
700	Riverbed Technology, Inc. *	13,496
300	Rofin-Sinar Technologies, Inc. *	6,822
200	Scansource, Inc. *	5,598
200	ShoreTel, Inc. *	1,260
1,800	Starent Networks Corp. *	36,432
300	STEC, Inc. *	12,159
600	Stratasys, Inc. *	8,634
500	Synaptics, Inc. *	12,890
	Total Technology Hardware & Equipment	301,387
	Telecommunication Services — 1.0%
300	Neutral Tandem, Inc. *	7,503
300	Premiere Global Services, Inc. *	2,808
700	Shenandoah Telecommunications Co.	12,075
1,200	Syniverse Holdings, Inc. *	21,444
	Total Telecommunication Services	43,830

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Transportation — 2.8%
3,400	Airtran Holdings, Inc. *	22,610
100	Allegiant Travel Co. *	3,919
5,300	AMR Corp. *	28,938
800	Avis Budget Group, Inc. *	7,784
100	Continental Airlines, Inc. *	1,327
600	Copa Holdings SA	25,062
1,700	Delta Air Lines, Inc. *	12,274
100	Hawaiian Holdings, Inc. *	732
100	HUB Group Inc.-Class A *	2,193
100	JB Hunt Transport Services, Inc.	2,803
300	Knight Transportation, Inc.	4,947
300	Old Dominion Freight Line, Inc. *	10,734
300	Pacer International, Inc.	1,242
100	UAL Corp. *	623
	Total Transportation	125,188
	TOTAL COMMON STOCKS (COST $4,433,649)	4,360,522
	SHORT-TERM INVESTMENTS — 4.9%
	Money Market Funds — 4.9%
223,224	State Street Institutional Treasury Money Market Fund - Institutional Class	223,224
	TOTAL SHORT-TERM INVESTMENTS (COST $223,224)	223,224
	TOTAL INVESTMENTS — 101.6% (Cost $4,656,873)	4,583,746
	Other Assets and Liabilities (net) — (1.6%)	(74,333)
	TOTAL NET ASSETS — 100.0%	$4,509,413

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1	Russell 2000 Mini	September 2009	$57,170	$6,113
1	S&P Midcap 400 E-Mini	September 2009	65,400	7,268
			$122,570	$13,381

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $4,656,873) (Note 2)	$4,583,746
Cash	12,248
Receivable for investments sold	97,057
Dividends receivable	1,830
Receivable for collateral on open futures contracts (Note 2)	10,000
Receivable for expenses reimbursed by Manager (Note 3)	5,859
Total assets	4,710,740
Liabilities:
Payable for investments purchased	134,312
Payable to affiliate for (Note 3):
Management fee	1,183
Shareholder service fee	572
Payable for variation margin on open futures contracts (Note 2)	1,539
Accrued expenses	63,721
Total liabilities	201,327
Net assets	$4,509,413
Net assets consist of:
Paid-in capital	$8,318,984
Accumulated undistributed net investment income	956
Accumulated net realized loss	(3,750,781)
Net unrealized depreciation	(59,746)
$4,509,413
Net assets attributable to:
Class III shares	$4,509,413
Shares outstanding:
Class III	460,430
Net asset value per share:
Class III	$9.79

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends	$16,924
Interest	158
Total investment income	17,082
Expenses:
Management fee (Note 3)	6,997
Shareholder service fee – Class III (Note 3)	3,385
Audit and tax fees	28,152
Custodian, fund accounting agent and transfer agent fees	18,124
Registration fees	460
Legal fees	92
Trustees fees and related expenses (Note 3)	25
Total expenses	57,235
Fees and expenses reimbursed by Manager (Note 3)	(46,828)
Net expenses	10,407
Net investment income (loss)	6,675
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(1,023,936)
Closed futures contracts	17,803
Net realized gain (loss)	(1,006,133)
Change in net unrealized appreciation (depreciation) on:
Investments	2,130,883
Open futures contracts	24,935
Net unrealized gain (loss)	2,155,818
Net realized and unrealized gain (loss)	1,149,685
Net increase (decrease) in net assets resulting from operations	$1,156,360

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,675	$23,157
Net realized gain (loss)	(1,006,133)	(1,374,773)
Change in net unrealized appreciation (depreciation)	2,155,818	(1,711,859)
Net increase (decrease) in net assets from operations	1,156,360	(3,063,475)
Distributions to shareholders from:
Net investment income
Class III	(5,845)	(22,611)
Net share transactions (Note 7):
Class III	(528,333)	(1,236,081)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	4,866	6,384
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(523,467)	(1,229,697)
Total increase (decrease) in net assets	627,048	(4,315,783)
Net assets:
Beginning of period	3,882,365	8,198,148
End of period (including accumulated undistributed net investment income of $956 and $126, respectively)	$4,509,413	$3,882,365

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.54		$13.59	$18.93	$19.67	$21.96	$21.78
Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.04	0.06	0.07	0.06	0.03
Net realized and unrealized gain (loss)	2.25		(6.05)	(1.79)	0.79	2.93	1.96
Total from investment operations	2.26		(6.01)	(1.73)	0.86	2.99	1.99
Less distributions to shareholders:
From net investment income	(0.01)		(0.04)	(0.06)	(0.09)	(0.07)	(0.01)
From net realized gains	—		—	(3.49)	(1.51)	(5.21)	(1.80)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	(0.01)		(0.04)	(3.61)	(1.60)	(5.28)	(1.81)
Net asset value, end of period	$9.79		$7.54	$13.59	$18.93	$19.67	$21.96
Total Return(a)	30.01	%**	(44.27)%	(11.74)%	4.86%	14.63%	10.50%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,509		$3,882	$8,198	$25,314	$29,804	$38,801
Net expenses to average daily net assets	0.46	%*	0.46%	0.46%	0.46%	0.48%	0.48%
Net investment income to average daily net assets	0.30	%*	0.35%	0.30%	0.38%	0.30%	0.16%
Portfolio turnover rate	65	%**	127%	118%	109%	87%	110%
Fees and expenses reimbursed by the Manager to average daily net assets:	2.07	%*	1.74%	0.48%	0.60%	0.35%	0.26%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01	$0.07	$0.03	$0.08	$0.04

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, the Fund invests at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost.

21

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,360,522	$13,381
Level 2 - Other Significant Observable Inputs	223,224	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$4,583,746	$13,381

*  Other financial instruments include futures contracts.

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

All of the Fund's common stocks and futures are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset

23

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

24

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $830,507.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(1,886,733)
Total	$(1,886,733)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,676,386	$367,125	$(459,765)	$(92,640)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

26

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

• Market Risk — Growth Securities — Growth securities typically trade at higher multiples of current earnings than other securities. The market prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Liquidity Risk (difficulty in selling Fund investments), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts

27

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

28

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

30

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	13,381	—	13,381
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$13,381	$—	$13,381
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

31

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts		Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—		$—	$—	$—	$—
Futures contracts	—	—		—	17,803	—	17,803
Swap contracts	—	—		—	—	—	—
Written options	—	—		—	—	—	—
Forward currency contracts	—	—		—	—	—	—
Total	$—	$—	$		$17,803	$—	$17,803
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—		$—	$—	$—	$—
Futures contracts	—	—		—	24,935	—	24,935
Swap contracts	—	—		—	—	—	—
Written options	—	—		—	—	—	—
Forward currency contracts	—	—		—	—	—	—
Total	$—	$—		$—	$24,935	—	$24,935

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$130,270
Highest notional amount outstanding	272,660
Lowest notional amount outstanding	77,700

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

32

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.31% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $25 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $2,780,871 and $3,360,673, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

33

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 83.58% of the outstanding shares of the Fund were held by five shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of February 28, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 96.48% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.   Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	27,153	$219,853	1,626	$15,144
Shares issued to shareholders in reinvestment of distributions	468	3,952	1,557	15,161
Shares repurchased	(82,367)	(752,138)	(91,318)	(1,266,386)
Purchase premiums	—	1,105	—	64
Redemption fees	—	3,761	—	6,320
Net increase (decrease)	(54,746)	$(523,467)	(88,135)	$(1,229,697)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

34

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

35

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

36

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

37

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,300.10	$2.67
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investments	1.4
Futures Contracts	0.6
Forward Currency Contracts	0.1
Rights and Warrants	0.0
Preferred Stocks	0.0
Other	0.7
100.0%
Country Summary	% of Equity Investments
Japan	28.2%
United Kingdom	22.1
France	11.1
Switzerland	6.0
Italy	5.3
Germany	4.6
Australia	3.3
Canada	3.0
Spain	2.9
Sweden	2.6
Netherlands	2.2
Singapore	1.8
Hong Kong	1.6
Belgium	1.5
Greece	1.0
Finland	0.9
Denmark	0.5
Ireland	0.5
New Zealand	0.5
Norway	0.2
Austria	0.1
Portugal	0.1
Malta	0.0
100.0%

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Banks	16.0%
Pharmaceuticals, Biotechnology & Life Sciences	13.8
Energy	9.3
Materials	6.9
Telecommunication Services	6.4
Capital Goods	5.4
Utilities	5.1
Automobiles & Components	5.0
Diversified Financials	4.3
Food, Beverage & Tobacco	4.0
Retailing	3.9
Consumer Durables & Apparel	3.1
Food & Staples Retailing	2.5
Insurance	2.1
Technology Hardware & Equipment	2.1
Transportation	1.8
Real Estate	1.7
Software & Services	1.5
Media	1.3
Household & Personal Products	1.2
Consumer Services	0.9
Health Care Equipment & Services	0.7
Semiconductors & Semiconductor Equipment	0.6
Commercial & Professional Services	0.4
100.0%

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Australia — 3.2%
255,587	AGL Energy Ltd	3,009,116
1,303,750	Australia and New Zealand Banking Group Ltd	23,421,627
3,037,541	BlueScope Steel Ltd	7,348,878
278,273	Coca Cola Amatil Ltd	2,326,801
1,716,397	Foster's Group Ltd	7,939,683
15,984,486	GPT Group (REIT)	8,325,645
216,844	JB Hi-Fi Ltd	3,263,826
226,478	Macquarie Group Ltd	9,722,513
4,475,919	Macquarie Infrastructure Group	5,024,211
16,549,057	Macquarie Office Trust	3,774,295
6,385,197	Mirvac Group	7,944,761
658,654	National Australia Bank Ltd	15,848,048
4,851,964	Stockland	15,440,624
1,710,390	Suncorp-Metway Ltd	11,310,877
1,072,390	TABCORP Holdings Ltd	6,074,630
2,801,371	Telstra Corp Ltd	7,712,635
493,578	Woodside Petroleum Ltd	20,480,198
437,201	Woolworths Ltd	10,336,414
	Total Australia	169,304,782
	Austria — 0.1%
150,187	OMV AG	5,929,656
	Belgium — 1.5%
438,869	Anheuser-Busch InBev NV	18,975,201
22,089	Bekaert NV	2,938,985
262,919	Belgacom SA	9,876,050
40,372	Colruyt SA	9,269,494
124,448	Delhaize Group	8,345,693
1,657,930	Dexia SA *	14,219,957
1,118,233	Fortis *	4,770,343
59,448	Mobistar SA	3,831,181
61,190	Solvay SA	6,451,480
	Total Belgium	78,678,384

See accompanying notes to the financial statements.

3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Canada — 2.9%
653,700	Bank of Montreal	31,647,500
192,000	Bank of Nova Scotia	8,043,042
51,900	Canadian Imperial Bank of Commerce	3,045,969
110,500	Canadian National Railway Co	5,341,548
172,800	Canadian Pacific Railway Ltd	8,274,196
64,200	Enbridge Inc	2,398,520
476,300	Hudbay Minerals Inc *	3,672,046
170,000	IGM Financial Inc	6,351,222
203,900	Magna International Inc Class A	9,238,128
95,700	Metro Inc Class A	3,229,192
428,200	National Bank of Canada	24,035,524
294,200	Penn West Energy Trust	3,791,881
420,600	Sun Life Financial Inc	12,447,993
880,768	Suncor Energy Inc	26,943,978
92,200	Toronto Dominion Bank (The)	5,700,019
	Total Canada	154,160,758
	Denmark — 0.4%
277,841	Danske Bank A/S *	7,448,572
1,406	NeuroSearch A/S *	34,582
267,063	Novo-Nordisk A/S Class B	16,293,276
	Total Denmark	23,776,430
	Finland — 0.9%
319,626	Neste Oil Oyj	5,318,058
876,590	Nokia Oyj	12,305,419
193,683	Nokian Renkaat Oyj	4,365,589
225,579	Outokumpu Oyj	4,780,863
157,487	Rautaruukki Oyj	3,687,189
414,483	Sampo Oyj Class A	9,935,010
38,955	Stockmann Oyj AB Class A	1,055,343
201,993	Tieto Oyj	3,697,396
	Total Finland	45,144,867

See accompanying notes to the financial statements.

4

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — 10.8%
84,053	Air Liquide SA	8,990,999
511,607	ArcelorMittal	18,297,223
1,106,962	BNP Paribas	89,256,353
15,189	Bongrain SA *	1,088,192
116,777	Carrefour SA	5,514,852
114,756	Casino Guichard-Perrachon SA	8,707,782
17,468	CNP Assurances	1,745,096
281,650	Compagnie de Saint-Gobain	12,724,784
143,212	Dassault Systemes SA	7,335,261
160,122	Essilor International SA	8,662,990
179,752	European Aeronautic Defense and Space Co NV	3,738,532
103,886	Eutelsat Communications	2,781,840
962,310	France Telecom SA	24,473,529
3,655	Fromageries Bel	681,867
260,517	GDF Suez	11,011,606
114,962	Hermes International	17,043,684
113,509	L'Oreal SA	11,205,312
113,451	Nexans SA	8,311,636
324,119	Peugeot SA *	9,407,673
29,467	PPR	3,430,367
152,061	Publicis Groupe	5,604,531
522,939	Renault SA *	23,595,874
2,218,387	Sanofi-Aventis	151,044,922
118,915	SCOR	3,135,786
207,748	SES	4,078,531
683,581	Societe Generale	55,253,595
42,978	Sodexo	2,478,687
86,395	Technip SA	5,357,634
2,063,413	Thomson *	2,832,608
967,705	Total SA	55,526,645
21,790	Unibail-Rodamco	4,319,296
105,494	Wendel	4,986,200
	Total France	572,623,887

See accompanying notes to the financial statements.

5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Germany — 4.5%
199,669	Adidas AG	9,417,132
50,324	Allianz SE (Registered)	5,830,770
205,107	Aurubis AG	7,821,141
186,527	BASF AG	9,748,094
392,414	Bayerische Motoren Werke AG	17,910,517
52,544	Demag Cranes AG	1,586,801
302,138	Deutsche Bank AG (Registered)	20,520,351
528,515	Deutsche Post AG (Registered)	9,137,346
1,545,233	Deutsche Telekom AG (Registered)	20,574,660
450,090	E.ON AG	19,071,100
91,753	Freenet AG *	1,231,717
201,331	Gildemeister AG	2,554,309
263,563	Hannover Rueckversicherung AG (Registered) *	11,611,379
554,053	Heidelberger Druckmaschinen AG *	4,854,267
178,816	Kloeckner & Co AG *	4,780,836
135,086	MTU Aero Engines Holding AG	5,711,887
53,974	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,065,040
23,697	Puma AG Rudolf Dassler Sport	6,685,733
111,971	RWE AG	10,382,675
166,522	Salzgitter AG	15,893,536
543,833	SAP AG	26,554,094
56,392	Software AG	4,328,052
272,692	ThyssenKrupp AG	9,300,084
36,172	Vossloh AG	4,269,414
	Total Germany	237,840,935
	Greece — 0.9%
21,657	Agricultural Bank of Greece *	50,015
712,575	Alpha Bank A.E. *	11,831,905
44,754	Intracom Holdings SA *	96,542
669,398	National Bank of Greece SA *	21,025,305
505,400	OPAP SA	12,343,983
187,868	Public Power Corp SA *	4,430,217
	Total Greece	49,777,967

See accompanying notes to the financial statements.

6

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — 1.6%
2,939,000	BOC Hong Kong Holdings Ltd	5,869,934
4,398,598	CLP Holdings Ltd	29,431,098
1,040,000	Esprit Holdings Ltd	6,301,042
145,000	Guoco Group	1,395,369
5,462,300	Hong Kong & China Gas	11,842,457
138,700	Hong Kong Aircraft Engineering Co Ltd	1,624,128
3,641,469	Hong Kong Electric Holdings Ltd	20,356,350
547,700	Hong Kong Ferry Co Ltd	448,746
2,160,400	Yue Yuen Industrial Holdings	5,637,488
	Total Hong Kong	82,906,612
	Ireland — 0.5%
576,115	C&C Group Plc	2,150,753
780,347	CRH Plc	19,965,873
197,740	DCC Plc	4,795,929
212,480	Kingspan Group Plc *	1,908,368
	Total Ireland	28,820,923
	Italy — 5.1%
1,117,969	A2A SPA	2,168,634
189,502	Ansaldo STS SPA	3,831,698
1,157,690	Bulgari SPA	8,408,508
5,354,849	Enel SPA	31,646,222
3,531,551	ENI SPA	83,911,636
115,228	Fondiaria-Sai SPA-Di RISP	1,351,355
829,338	Intesa San Paolo *	3,603,698
213,451	Italcementi SPA-Di RISP	1,657,074
191,850	Luxottica Group SPA *	4,657,325
346,064	Maire Tecnimont SPA	1,484,144
1,636,898	Mediaset SPA	10,790,522
97,300	Natuzzi SPA ADR *	194,600
1,686,887	Parmalat SPA	4,337,694
131,735	Saipem SPA	3,541,215
1,723,130	Snam Rete Gas SPA	8,014,719

See accompanying notes to the financial statements.

7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
9,653,569	Telecom Italia SPA	15,644,506
11,571,092	Telecom Italia SPA-Di RISP	13,145,827
1,934,433	Terna SPA	7,137,199
18,723,796	UniCredit SPA *	68,015,425
	Total Italy	273,542,001
	Japan — 27.4%
257,800	Aeon Credit Service Co Ltd	2,913,287
1,187,050	Aiful Corp	3,543,765
320,300	Aisin Seiki Co Ltd	8,008,912
1,139,200	Alps Electric Co Ltd	6,855,258
288,400	Asahi Breweries Ltd	5,004,278
369,000	Asahi Glass Co Ltd	3,209,491
2,199,000	Asahi Kasei Corp	10,575,998
526,200	Astellas Pharma Inc	21,032,123
763,000	Bank of Yokohama Ltd (The)	4,305,537
37,800	Benesse Corp	1,858,200
175,200	Bridgestone Corp	3,197,311
314,800	Canon Inc	12,033,755
263,500	Chubu Electric Power Co Inc	6,126,485
146,600	Chugai Pharmaceutical Co Ltd	2,985,872
128,800	Chugoku Electric Power Co Inc	2,829,788
138,700	Circle K Sunkus Co Ltd	2,253,556
333,000	COMSYS Holdings Corp	3,838,884
1,954,000	Cosmo Oil Co Ltd	5,997,536
613,900	CSK Holdings Corp *	2,958,661
517,200	Culture Convenience Club Co Ltd	3,821,264
2,040	CyberAgent Inc	1,933,648
190,000	Dai Nippon Printing Co Ltd	2,770,577
586,200	Daiei Inc *	2,600,207
307,000	Daihatsu Motor Co Ltd	3,146,684
2,448,000	Daikyo Inc *	6,363,115
560,000	Dainippon Screen Manufacturing Co Ltd *	1,931,697
185,400	Daito Trust Construction Co Ltd	8,835,353

See accompanying notes to the financial statements.

8

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,398,000	Daiwa Securities Group Inc	8,609,857
727,000	Denki Kagaku Kogyo K K	3,072,959
310,800	Denso Corp	9,044,914
305,100	Don Quijote Co Ltd	7,303,454
2,081,000	Dowa Holdings Co Ltd	11,715,412
1,241,000	Ebara Corp *	5,559,591
238,400	Electric Power Development Co Ltd	7,230,504
555,200	Elpida Memory Inc *	8,656,944
114,700	Fast Retailing Co Ltd	13,733,158
2,848,000	Fuji Heavy Industries Ltd	12,306,680
302,900	Fuji Oil Co Ltd	4,250,258
1,663,000	Fujikura Ltd	8,747,903
556,000	Fujitsu Ltd	3,733,276
53,100	Funai Electric Co Ltd	2,121,976
799,000	Hankyu Hanshin Holdings Inc	3,825,719
1,237,000	Hanwa Co Ltd	4,872,130
10,089,000	Haseko Corp *	11,371,427
175,200	Hikari Tsushin Inc	3,783,367
73,200	Hirose Electric Co Ltd	9,035,649
1,580,000	Hitachi Ltd	5,558,006
393,100	Hokkaido Electric Power Co Inc	8,101,268
111,700	Hokuriku Electric Power Co	2,705,611
1,695,700	Honda Motor Co Ltd	53,169,611
241,900	Hosiden Corp	3,574,344
89,700	Ibiden Co Ltd	3,184,765
553	INPEX Corp	4,503,005
1,077,000	Iseki & Co Ltd *	4,900,366
1,362,000	Itochu Corp	9,640,306
621,900	JFE Holdings Inc	21,703,899
107,000	K's Holdings Corp	3,281,724
1,900,000	Kajima Corp	5,327,027
108,500	Kansai Electric Power Co Inc	2,493,322
1,175,000	Kao Corp	29,759,619
2,767,000	Kawasaki Kisen Kaisha Ltd	12,130,096

See accompanying notes to the financial statements.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
6,469	Kenedix Inc *	3,121,117
8,984	KK daVinci Holdings *	1,376,587
144,300	Komatsu Ltd	2,599,823
271,600	Konami Corp	5,341,706
52,500	Kyocera Corp	4,363,127
224,000	Kyowa Exeo Corp	2,255,097
215,500	Kyushu Electric Power Co Inc	4,758,740
144,200	Lawson Inc	6,243,753
1,147,000	Leopalace21 Corp	10,374,983
1,849,000	Marubeni Corp	9,182,325
703,900	Matsui Securities Co Ltd	6,517,533
4,675,000	Mazda Motor Corp	12,975,071
138,000	Miraca Holdings Inc	3,979,152
2,112,500	Mitsubishi Chemical Holdings Corp	9,589,532
516,200	Mitsubishi Corp	10,434,930
377,000	Mitsubishi Gas Chemical Co Inc	2,210,562
966,000	Mitsubishi Rayon Co Ltd	3,185,812
3,509,900	Mitsubishi UFJ Financial Group Inc	22,313,371
218,420	Mitsubishi UFJ Lease & Finance Co Ltd	6,921,867
3,783,000	Mitsui Mining & Smelting Co Ltd *	10,795,954
2,562,000	Mitsui OSK Lines Ltd	16,338,836
9,301,900	Mizuho Financial Group Inc	22,630,644
145,600	Murata Manufacturing Co Ltd	6,901,634
153,000	Nabtesco Corp	1,700,676
686,000	NEC Corp *	2,472,727
2,204	Net One Systems Co Ltd	3,624,433
131,000	NGK Insulators Ltd	3,048,251
216,000	NHK Spring Co Ltd	1,591,392
71,700	Nichicon Corp	997,386
845,000	Nichirei Corp	3,263,996
17,500	Nintendo Co Ltd	4,742,905
351,000	Nippon Denko Co Ltd	2,688,409
183,000	Nippon Electric Glass Co Ltd	1,898,434
132,000	Nippon Kayaku Co Ltd	1,155,832

See accompanying notes to the financial statements.

10

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
4,068,500	Nippon Mining Holdings Inc	20,234,425
5,088,000	Nippon Oil Corp	29,050,669
131,800	Nippon Paper Group Inc	3,873,608
767,700	Nippon Telegraph & Telephone Corp	34,176,448
1,160,000	Nippon Yakin Koguo Co Ltd	6,771,813
2,835,000	Nippon Yusen KK	12,263,741
9,444,500	Nissan Motor Co Ltd	65,897,570
56,300	Nissha Printing Co Ltd	2,965,157
212,000	Nisshin Seifun Group Inc	2,807,571
878,000	Nisshinbo Holdings Inc	10,243,903
40,050	Nitori Co Ltd	3,093,917
137,000	Nitto Denko Corp	4,154,680
377,800	Nomura Holdings Inc	3,347,783
236,000	Nomura Research Institute Ltd	5,619,847
22,356	NTT Docomo Inc	34,419,668
1,322,000	Obayashi Corp	5,948,901
374,000	Odakyu Electric Railway Co Ltd	3,356,962
347,000	OJI Paper Co Ltd	1,634,976
26,400	Okinawa Electric Power Co	1,572,515
39,100	Ono Pharmaceutical Co Ltd	1,922,064
44,300	Oriental Land Co Ltd	2,994,981
397,080	ORIX Corp	30,426,381
5,303,000	Osaka Gas Co Ltd	18,327,257
1,497,000	Pacific Metals Co Ltd	12,536,847
1,028,300	Pioneer Corp *	3,310,352
120,600	Point Inc	7,372,234
488,000	Rengo Co Ltd	3,038,874
1,194,800	Resona Holdings Inc	16,274,878
874,000	Ricoh Company Ltd	12,573,605
59,500	Rohm Co Ltd	4,016,012
146,800	Ryohin Keikaku Co Ltd	6,699,391
128,000	Saizeriya Co Ltd	2,120,834
313,900	Sankyo Co Ltd	19,744,425
1,535,000	Sanyo Electric Co Ltd *	4,137,669

See accompanying notes to the financial statements.

11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,101,200	Sega Sammy Holdings Inc	14,347,667
182,000	Seino Holdings Co Ltd	1,619,054
2,041,200	Seven & I Holdings Co Ltd	49,263,674
471,000	Sharp Corp	5,436,887
77,500	Shikoku Electric Power Co Inc	2,397,215
83,700	Shimamura Co Ltd	7,491,086
176,000	Shin-Etsu Chemical Co Ltd	10,392,980
1,022,200	Showa Shell Sekiyu KK	10,663,242
252,300	SoftBank Corp	5,649,486
5,615,500	Sojitz Corp	11,999,205
443,300	SUMCO Corp	9,040,026
1,171,400	Sumitomo Corp	11,984,555
1,264,300	Sumitomo Electric Industries Ltd	16,312,143
4,116,000	Sumitomo Metal Industries Ltd	10,300,152
1,033,000	Sumitomo Metal Mining Co Ltd	15,893,855
1,359,000	Sumitomo Osaka Cement Co Ltd	2,888,102
2,926,286	Sumitomo Trust & Banking Co Ltd	17,850,435
250,600	Suzuki Motor Corp	5,972,261
2,080,000	Taiheiyo Cement Co Ltd	3,595,420
2,713,000	Taisei Corp	5,947,314
401,000	Taiyo Yuden Co Ltd	4,775,895
720,700	Takeda Pharmaceutical Co Ltd	28,991,725
885,950	Takefuji Corp	4,526,301
737,000	Toho Zinc Co Ltd	3,603,916
197,800	Tohoku Electric Power Co Inc	4,281,078
82,100	Tokai Rika Co Ltd	1,468,881
478,200	Tokyo Electric Power Co Inc (The)	12,456,518
69,300	Tokyo Electron Ltd	3,763,758
2,160,000	Tokyo Gas Co Ltd	8,649,794
892,000	Tokyo Steel Manufacturing Co	11,743,360
2,073,000	Tokyo Tatemono Co Ltd	12,245,367
656,000	TonenGeneral Sekiyu KK	6,271,678
407,000	Toppan Printing Co Ltd	4,012,451
3,147,000	Tosoh Corp	9,122,994

See accompanying notes to the financial statements.

12

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
841,000	Toyo Engineering Corp	3,006,154
77,000	Toyo Suisan Kaisha Ltd	1,959,648
119,200	Toyota Boshoku Corp	2,103,562
34,000	Toyota Industries Corp	916,413
359,500	Toyota Motor Corp	15,327,014
566,000	Toyota Tsusho Corp	9,171,242
130,800	Ulvac Inc	3,762,410
35,200	Unicharm Corp	3,153,722
902,200	UNY Co Ltd	7,624,642
112,870	USS Co Ltd	7,106,723
825	Wacom Co Ltd	1,657,632
14,006	Yahoo Japan Corp	4,758,983
86,300	Yamato Kogyo Co	2,571,581
216,000	Yamazaki Baking Co Ltd	2,925,903
	Total Japan	1,459,470,048
	Malta — 0.0%
15,984,486	BGP Holding Plc *	—
	Netherlands — 2.2%
2,747,421	Aegon NV *	20,712,645
11,644	Gamma Holdings NV *	114,558
339,149	Heineken NV	14,346,151
3,595,337	ING Groep NV *	54,210,340
820,724	Koninklijke Ahold NV	9,638,320
202,525	Koninklijke DSM NV	7,392,630
304,829	Reed Elsevier NV	3,238,743
241,233	Unilever NV	6,758,810
	Total Netherlands	116,412,197
	New Zealand — 0.5%
1,497,393	Fletcher Building Ltd	8,056,945
8,469,967	Telecom Corp of New Zealand	15,906,421
1,357	Vector Ltd	1,879
	Total New Zealand	23,965,245

See accompanying notes to the financial statements.

13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Norway — 0.2%
1,140,700	DnB NOR ASA *	11,711,281
	Portugal — 0.1%
571,825	Portugal Telecom SGPS SA	5,929,260
	Singapore — 1.8%
7,117,000	CapitaCommercial Trust	4,398,656
2,058,000	Indofood Agri Resources Ltd *	2,372,935
9,473,500	Neptune Orient Lines Ltd	10,591,175
2,548,200	Noble Group Ltd	3,745,998
1,567,000	Oversea-Chinese Banking Corp Ltd	8,418,058
3,160,100	Sembcorp Industries Ltd	7,041,467
4,650,000	SembCorp Marine Ltd	9,962,898
1,213,000	Singapore Exchange Ltd	7,039,580
4,653,000	Singapore Press Holdings Ltd	11,813,764
2,327,000	Singapore Technologies Engineering Ltd	4,183,946
7,590,000	Singapore Telecommunications	16,544,267
624,000	United Overseas Bank Ltd	7,237,632
119,000	Venture Corp Ltd	711,149
	Total Singapore	94,061,525
	Spain — 2.8%
68,027	ACS Actividades de Construccion y Servicios SA	3,512,547
1,339,828	Banco Bilbao Vizcaya Argentaria SA	23,821,214
903,513	Banco Popular Espanol SA	9,738,426
2,795,869	Banco Santander SA	43,042,812
198,372	Inditex SA	10,818,552
1,112,433	Repsol YPF SA	27,650,305
1,299,316	Telefonica SA	32,853,187
	Total Spain	151,437,043
	Sweden — 2.5%
1,368,737	Boliden AB	14,098,282
165,817	Electrolux AB Series B *	3,446,885

See accompanying notes to the financial statements.

14

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
1,469,895	Ericsson LM B Shares	14,104,623
590,433	Hennes & Mauritz AB Class B	32,783,464
246,700	Investor AB Class B	4,600,319
104,425	Modern Times Group AB Class B	4,266,897
1,783,427	Nordea Bank AB	18,706,167
877,803	Skandinaviska Enskilda Banken AB Class A *	6,190,540
541,476	SKF AB Class B	8,296,523
184,353	Svenska Cellulosa AB Class B *	2,409,847
771,832	Svenska Handelsbanken AB Class A	20,284,261
494,141	Swedbank AB Class A *	5,188,340
	Total Sweden	134,376,148
	Switzerland — 5.8%
277,742	Clariant AG (Registered) *	2,518,858
247,719	Compagnie Financiere Richemont SA Class A	6,762,136
449,688	Credit Suisse Group AG (Registered)	22,942,625
1,398,322	Nestle SA (Registered)	58,216,449
2,550,859	Novartis AG (Registered)	118,495,345
340,055	Roche Holding AG (Non Voting)	54,162,507
36,977	Swatch Group AG	7,993,261
14,320	Swisscom AG (Registered)	4,962,070
125,617	Synthes Inc	14,717,477
966,418	UBS AG (Registered) *	17,791,201
	Total Switzerland	308,561,929
	United Kingdom — 21.5%
1,197,072	3i Group Plc	5,857,522
818,853	Amlin Plc	4,894,081
384,913	Antofagasta Plc	4,754,852
2,703,065	AstraZeneca Plc	125,434,909
18,262,928	Barclays Plc *	111,791,646
1,062,068	Barratt Developments Plc *	4,220,321
1,938,388	BG Group Plc	31,803,383
2,911,193	BP Plc	24,950,665

See accompanying notes to the financial statements.

15

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
836,270	British American Tobacco Plc	25,410,307
7,037,915	BT Group Plc	15,972,106
1,208,798	Burberry Group Plc	9,467,462
1,336,720	Cable & Wireless Plc	3,213,238
850,281	Cadbury Plc	7,983,807
662,152	Capita Group Plc	7,317,315
1,097,931	Centrica Plc	4,487,075
2,451,066	Cobham Plc	8,030,930
1,316,970	Compass Group Plc	6,955,778
142,438	CSR Plc *	1,090,693
720,386	Daily Mail and General Trust Plc	4,542,221
1,891,031	Debenhams Plc	2,434,690
1,278,616	Diageo Plc	19,786,711
977,689	Drax Group Plc	7,597,605
17,792,237	DSG International Plc	8,006,151
465,214	Experian Plc	3,893,120
388,944	FirstGroup Plc	2,388,976
1,413,198	Game Group Plc	3,757,168
9,914,448	GlaxoSmithKline Plc	193,607,264
3,397,189	Home Retail Group Plc	17,126,056
2,833,042	HSBC Holdings Plc	30,620,986
181,251	Imperial Tobacco Group Plc	5,083,782
476,855	J Sainsbury Plc	2,515,467
367,464	Jardine Lloyd Thompson Group Plc	2,878,468
315,120	JD Wetherspoon Plc	2,417,633
203,013	Kazakhmys Plc	3,221,843
1,858,924	Kesa Electricals Plc	4,230,032
3,257,084	Kingfisher Plc	11,158,922
784,527	Lancashire Holdings Ltd	5,909,673
19,899,896	Lloyds Banking Group Plc	35,633,047
312,032	London Stock Exchange	4,068,835
1,468,571	Marks & Spencer Group Plc	8,078,498
311,341	Micro Focus International Plc	1,910,429
800,447	Mitchells & Butler Plc *	3,688,499

See accompanying notes to the financial statements.

16

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
489,292	Next Plc	12,978,657
1,926,966	Old Mutual Plc	2,921,778
689,456	Pearson Plc	8,386,772
248,825	Petrofac Ltd	3,541,403
392,429	Reckitt Benckiser Group Plc	18,144,928
1,040,138	Reed Elsevier Plc	7,524,307
11,419,048	Royal Bank of Scotland Group Plc	10,575,534
2,280,087	Royal Dutch Shell Plc A Shares (London)	63,063,535
1,591,922	Royal Dutch Shell Plc B Shares (London)	42,950,903
1,283,430	RSA Insurance Group Plc	2,711,661
118,984	SABMiller Plc	2,743,933
1,394,768	Sage Group Plc	4,987,203
490,476	Scottish & Southern Energy Plc	8,903,402
328,423	Signet Jewelers Ltd *	7,768,726
904,637	Smith & Nephew Plc	7,659,364
708,760	Standard Chartered Plc	15,997,793
5,588,676	Taylor Wimpey Plc *	4,720,387
1,375,491	Tesco Plc	8,372,937
77,877	Thomson Reuters Plc	2,443,310
797,833	Travis Perkins Plc	10,409,676
222,455	Unilever Plc	6,078,792
572,671	United Utilities Group Plc	4,202,769
63,879	Vedanta Resources Plc	1,845,018
29,037,540	Vodafone Group Plc	62,832,122
258,857	Weir Group Plc (The)	2,708,335
1,897,695	William Hill Plc	5,692,252
517,723	Wolseley Plc *	12,115,207
1,668,222	Wolseley Plc (Deferred) *	—
1,203,070	Xstrata Plc	15,961,564
	Total United Kingdom	1,146,434,434
	TOTAL COMMON STOCKS (COST $5,698,345,842)	5,174,866,312

See accompanying notes to the financial statements.

17

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.0%
		Germany — 0.0%
	9,049	Villeroy & Boch AG (Non Voting) 7.87% *	57,303
		TOTAL PREFERRED STOCKS (COST $95,178)	57,303
		RIGHTS AND WARRANTS — 0.0%
		Finland — 0.0%
	38,955	Stockmann Oyj AB Class A Rights, Expires 10/02/09 *	27,923
		TOTAL RIGHTS AND WARRANTS (COST $20,067)	27,923
		SHORT-TERM INVESTMENTS — 1.4%
EUR	184,071	Allied Irish Bank Time Deposit, 0.06%, due 09/01/09	263,884
CAD	492,854	Bank of America Time Deposit, 0.04%, due 09/01/09	450,198
USD	61,633	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	61,633
USD	25,000,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	25,000,000
CHF	16,536	Brown Brothers Harriman Time Deposit, 0.02%, due 09/01/09	15,616
DKK	48,084	Brown Brothers Harriman Time Deposit, 0.30%, due 09/01/09	9,261
HKD	77,509	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,001
NOK	61,122	Brown Brothers Harriman Time Deposit, 0.35%, due 09/01/09	10,157
NZD	14,876	Brown Brothers Harriman Time Deposit, 1.50%, due 09/01/09	10,209
SEK	72,237	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,148
AUD	1,190,803	Deutsche Bank Time Deposit, 2.17%, due 09/01/09	1,006,467
JPY	45,644,480	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	490,537
SGD	681,511	JP Morgan Chase Time Deposit, 0.01%, due 09/01/09	472,960
USD	21,300,000	Royal Bank of Canada Time Deposit, 0.15%, due 09/01/09	21,300,000
USD	25,000,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	25,000,000
		TOTAL SHORT-TERM INVESTMENTS (COST $74,111,071)	74,111,071
		TOTAL INVESTMENTS — 98.6% (Cost $5,772,572,158)	5,249,062,609
		Other Assets and Liabilities (net) — 1.4%	73,590,317
		TOTAL NET ASSETS — 100.0%	$5,322,652,926

See accompanying notes to the financial statements.

18

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	EUR	26,566,706	$38,086,883	$(229,479)
10/23/09	EUR	59,464,897	85,250,788	1,354,262
10/23/09	SEK	162,312,985	22,806,627	479,018
10/23/09	SEK	162,312,985	22,806,627	407,677
10/23/09	SEK	162,312,985	22,806,627	486,513
10/23/09	SEK	162,312,985	22,806,627	351,729
10/23/09	SEK	162,312,985	22,806,627	463,931
10/23/09	SEK	162,312,985	22,806,627	407,197
10/23/09	SEK	162,312,985	22,806,627	471,187
			$282,984,060	$4,192,035
Sales #
10/23/09	AUD	40,914,400	$34,439,528	$(220,526)
10/23/09	CAD	19,901,749	18,180,842	(201,449)
10/23/09	CAD	19,901,749	18,180,842	(193,666)
10/23/09	CAD	19,901,749	18,180,841	(236,465)
10/23/09	CAD	19,901,749	18,180,841	(208,382)
10/23/09	SEK	84,516,579	11,875,440	(63,530)
10/23/09	SGD	36,245,572	25,141,693	(158,531)
10/23/09	SGD	22,337,354	15,494,276	72,367
10/23/09	SGD	36,245,572	25,141,693	(174,535)
			$184,815,996	$(1,384,717)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

19

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1,576	CAC 40	September 2009	$82,784,599	$5,607,494
418	DAX	September 2009	82,061,933	8,899,879
255	FTSE 100	September 2009	20,271,187	2,883,110
898	FTSE/MIB	September 2009	144,934,260	19,728,037
174	MSCI Singapore	September 2009	7,564,498	(86,454)
			$337,616,477	$37,032,066
Sales
551	Hang Seng	September 2009	$69,781,218	$2,877,577
327	IBEX 35	September 2009	53,362,109	(3,779,089)
1,055	S&P/TSX 60	September 2009	125,626,673	(6,013,901)
41	SPI 200	September 2009	3,869,391	(419,940)
16	TOPIX	September 2009	1,651,114	6,489
			$254,290,505	$(7,328,864)

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro HKD - Hong Kong Dollar JPY - Japanese Yen	NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

20

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $5,772,572,158) (Note 2)	$5,249,062,609
Foreign currency, at value (cost $7,884) (Note 2)	7,906
Receivable for investments sold	816,960
Receivable for Fund shares sold	8,617,814
Dividends and interest receivable	12,868,089
Foreign taxes receivable	3,492,374
Unrealized appreciation on open forward currency contracts (Note 2)	4,493,881
Receivable for collateral on open futures contracts (Note 2)	65,608,727
Receivable for variation margin on open futures contracts (Note 2)	362,324
Receivable for expenses reimbursed by Manager (Note 3)	161,603
Total assets	5,345,492,287
Liabilities:
Payable for investments purchased	864,912
Payable for Fund shares repurchased	16,300,602
Payable to affiliate for (Note 3):
Management fee	2,227,488
Shareholder service fee	564,248
Administration fee – Class M	2,268
Trustees and Chief Compliance Officer of GMO Trust fees	9,691
Payable for 12b-1 fee – Class M	5,398
Unrealized depreciation on open forward currency contracts (Note 2)	1,686,563
Miscellaneous payable	320,432
Accrued expenses	857,759
Total liabilities	22,839,361
Net assets	$5,322,652,926

See accompanying notes to the financial statements.

21

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,896,633,036
Accumulated undistributed net investment income	90,606,864
Accumulated net realized loss	(1,173,843,511)
Net unrealized depreciation	(490,743,463)
$5,322,652,926
Net assets attributable to:
Class II shares	$519,235,189
Class III shares	$2,125,802,472
Class IV shares	$2,663,863,298
Class M shares	$13,751,967
Shares outstanding:
Class II	25,513,966
Class III	103,316,671
Class IV	129,507,624
Class M	677,726
Net asset value per share:
Class II	$20.35
Class III	$20.58
Class IV	$20.57
Class M	$20.29

See accompanying notes to the financial statements.

22

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $9,498,606)	$93,943,049
Interest	4,283
Total investment income	93,947,332
Expenses:
Management fee (Note 3)	11,785,226
Shareholder service fee – Class II (Note 3)	526,410
Shareholder service fee – Class III (Note 3)	1,386,746
Shareholder service fee – Class IV (Note 3)	1,068,815
12b-1 fee – Class M (Note 3)	14,242
Administration fee – Class M (Note 3)	11,396
Custodian and fund accounting agent fees	913,114
Legal fees	90,988
Trustees fees and related expenses (Note 3)	45,855
Audit and tax fees	45,448
Transfer agent fees	36,616
Registration fees	19,780
Miscellaneous	61,088
Total expenses	16,005,724
Fees and expenses reimbursed by Manager (Note 3)	(1,143,758)
Expense reductions (Note 2)	(1,194)
Net expenses	14,860,772
Net investment income (loss)	79,086,560
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(650,782,604)
Closed futures contracts	(41,567,177)
Foreign currency, forward contracts and foreign currency related transactions	(4,265,771)
Net realized gain (loss)	(696,615,552)
Change in net unrealized appreciation (depreciation) on:
Investments	2,363,325,341
Open futures contracts	71,834,816
Foreign currency, forward contracts and foreign currency related transactions	16,069,853
Net unrealized gain (loss)	2,451,230,010
Net realized and unrealized gain (loss)	1,754,614,458
Net increase (decrease) in net assets resulting from operations	$1,833,701,018

See accompanying notes to the financial statements.

23

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$79,086,560	$208,746,121
Net realized gain (loss)	(696,615,552)	(435,831,574)
Change in net unrealized appreciation (depreciation)	2,451,230,010	(3,338,411,645)
Net increase (decrease) in net assets from operations	1,833,701,018	(3,565,497,098)
Distributions to shareholders from:
Net investment income
Class II	(6,435,941)	(16,802,472)
Class III	(25,508,052)	(92,401,886)
Class IV	(31,568,603)	(145,544,379)
Class M	(154,476)	(578,220)
Total distributions from net investment income	(63,667,072)	(255,326,957)
Net realized gains
Class II	—	(26,461,564)
Class III	—	(143,314,754)
Class IV	—	(230,830,432)
Class M	—	(1,002,702)
Total distributions from net realized gains	—	(401,609,452)
	(63,667,072)	(656,936,409)
Net share transactions (Note 7):
Class II	(56,520,496)	166,533,198
Class III	(54,018,869)	398,098,987
Class IV	(128,434,114)	172,499,767
Class M	577,080	353,743
Increase (decrease) in net assets resulting from net share transactions	(238,396,399)	737,485,695
Total increase (decrease) in net assets	1,531,637,547	(3,484,947,812)
Net assets:
Beginning of period	3,791,015,379	7,275,963,191
End of period (including accumulated undistributed net investment income of $90,606,864 and $75,187,376, respectively)	$5,322,652,926	$3,791,015,379

See accompanying notes to the financial statements.

24

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$13.86		$29.69		$34.99		$32.35	$29.04	$24.18
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.79		0.93		0.79	0.65	0.49
Net realized and unrealized gain (loss)	6.44		(14.01)		(0.86)		5.60	4.45	5.07
Total from investment operations	6.73		(13.22)		0.07		6.39	5.10	5.56
Less distributions to shareholders:
From net investment income	(0.24)		(0.99)		(0.83)		(0.54)	(0.36)	(0.66)
From net realized gains	—		(1.62)		(4.54)		(3.21)	(1.43)	(0.04)
Total distributions	(0.24)		(2.61)		(5.37)		(3.75)	(1.79)	(0.70)
Net asset value, end of period	$20.35		$13.86		$29.69		$34.99	$32.35	$29.04
Total Return(a)	48.79	%**	(48.04)%		(1.11)%		20.46%	18.16%	23.17%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$519,235		$394,070		$510,006		$564,440	$567,313	$231,695
Net expenses to average daily net assets	0.72	%(b)*	0.74	%(c)	0.76	%(c)	0.76%	0.76%	0.76%
Net investment income to average daily net assets	3.32	%*	3.41%		2.59%		2.32%	2.16%	1.88%
Portfolio turnover rate	21	%**	53%		47%		36%	38%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.04%	0.06%	0.07%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$14.00		$29.97		$35.28		$32.59	$29.23	$24.32
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.79		0.94		0.81	0.72	0.59
Net realized and unrealized gain (loss)	6.53		(14.13)		(0.86)		5.66	4.44	5.02
Total from investment operations	6.82		(13.34)		0.08		6.47	5.16	5.61
Less distributions to shareholders:
From net investment income	(0.24)		(1.01)		(0.85)		(0.57)	(0.37)	(0.66)
From net realized gains	—		(1.62)		(4.54)		(3.21)	(1.43)	(0.04)
Total distributions	(0.24)		(2.63)		(5.39)		(3.78)	(1.80)	(0.70)
Net asset value, end of period	$20.58		$14.00		$29.97		$35.28	$32.59	$29.23
Total Return(a)	48.95	%**	(48.01)%		(1.06)%		20.54%	18.26%	23.28%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,125,802		$1,487,839		$2,615,878		$2,703,050	$2,795,610	$1,804,485
Net expenses to average daily net assets	0.65	%(b)*	0.67	%(c)	0.69	%(c)	0.69%	0.69%	0.69%
Net investment income to average daily net assets	3.30	%*	3.38%		2.61%		2.36%	2.39%	2.30%
Portfolio turnover rate	21	%**	53%		47%		36%	38%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.04%	0.06%	0.07%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$14.00		$29.96		$35.26		$32.58	$29.22	$24.31
Income (loss) from investment operations:
Net investment income (loss)†	0.30		0.82		0.96		0.80	0.74	0.54
Net realized and unrealized gain (loss)	6.51		(14.14)		(0.85)		5.68	4.43	5.09
Total from investment operations	6.81		(13.32)		0.11		6.48	5.17	5.63
Less distributions to shareholders:
From net investment income	(0.24)		(1.02)		(0.87)		(0.59)	(0.38)	(0.68)
From net realized gains	—		(1.62)		(4.54)		(3.21)	(1.43)	(0.04)
Total distributions	(0.24)		(2.64)		(5.41)		(3.80)	(1.81)	(0.72)
Net asset value, end of period	$20.57		$14.00		$29.96		$35.26	$32.58	$29.22
Total Return(a)	48.89	%**	(47.95)%		(0.98)%		20.61%	18.32%	23.37%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,663,863		$1,900,168		$4,131,392		$4,566,106	$3,150,741	$2,193,988
Net expenses to average daily net assets	0.59	%(b)*	0.61	%(c)	0.63	%(c)	0.63%	0.63%	0.63%
Net investment income to average daily net assets	3.40	%*	3.47%		2.67%		2.32%	2.45%	2.06%
Portfolio turnover rate	21	%**	53%		47%		36%	38%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.04%	0.06%	0.07%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$13.83		$29.60		$34.93		$32.28	$28.98	$24.15
Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.73		0.79		0.68	0.61	0.44
Net realized and unrealized gain (loss)	6.43		(13.95)		(0.81)		5.62	4.41	5.04
Total from investment operations	6.69		(13.22)		(0.02)		6.30	5.02	5.48
Less distributions to shareholders:
From net investment income	(0.23)		(0.93)		(0.77)		(0.44)	(0.29)	(0.61)
From net realized gains	—		(1.62)		(4.54)		(3.21)	(1.43)	(0.04)
Total distributions	(0.23)		(2.55)		(5.31)		(3.65)	(1.72)	(0.65)
Net asset value, end of period	$20.29		$13.83		$29.60		$34.93	$32.28	$28.98
Total Return(a)	48.62	%**	(48.14)%		(1.36)%		20.18%	17.92%	22.88%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$13,752		$8,938		$18,687		$17,371	$29,984	$18,347
Net expenses to average daily net assets	0.95	%(b)*	0.97	%(c)	0.99	%(c)	0.99%	0.99%	0.99%
Net investment income to average daily net assets	2.98	%*	3.13%		2.22%		2.00%	2.07%	1.72%
Portfolio turnover rate	21	%**	53%		47%		36%	38%	46%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.04%	0.06%	0.07%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Value Index (Europe, Australia, and Far East). The Fund typically makes equity investments in companies tied economically to countries other than the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 93.86% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

30

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$169,304,782		$—	$169,304,782
Austria	—	5,929,656		—	5,929,656
Belgium	—	78,678,384		—	78,678,384
Canada	154,160,758	—		—	154,160,758
Denmark	—	23,776,430		—	23,776,430
Finland	—	45,144,867		—	45,144,867
France	24,473,529	548,150,358		—	572,623,887
Germany	—	237,840,935		—	237,840,935
Greece	—	49,777,967		—	49,777,967
Hong Kong	—	82,906,612		—	82,906,612
Ireland	—	28,820,923		—	28,820,923
Italy	194,600	273,347,401		—	273,542,001
Japan	—	1,459,470,048		—	1,459,470,048
Malta	—	0	*	—	0
Netherlands	—	116,412,197		—	116,412,197
New Zealand	—	23,965,245		—	23,965,245
Norway	—	11,711,281		—	11,711,281
Portugal	—	5,929,260		—	5,929,260
Singapore	—	94,061,525		—	94,061,525
Spain	—	151,437,043		—	151,437,043
Sweden	—	134,376,148		—	134,376,148
Switzerland	—	308,561,929		—	308,561,929
United Kingdom	—	1,146,434,434		—	1,146,434,434
TOTAL COMMON STOCKS	178,828,887	4,996,037,425		—	5,174,866,312
Preferred Stocks
Germany	—	57,303		—	57,303
TOTAL PREFERRED STOCKS	—	57,303		—	57,303

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights and Warrants
Finland	$—	$27,923	$—	$27,923
Short-Term Investments	74,111,071	—	—	74,111,071
Total Investments	252,939,958	4,996,122,651	—	5,249,062,609
Derivatives
Forward Currency Contracts	—	4,493,881	—	4,493,881
Futures Contracts	—	40,002,586	—	40,002,586
Total	$252,939,958	$5,040,619,118	$—	$5,293,559,076

*  Represents the interest in securities that have no value at August 31, 2009.

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(1,686,563)	$—	$(1,686,563)
Futures Contracts	(6,013,901)	(4,285,483)	—	(10,299,384)
Total	$(6,013,901)	$(5,972,046)	$—	$(11,985,947)

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included

32

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

34

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

35

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no

36

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $285,032,634.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(154,259,096)
Total	$(154,259,096)

37

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,843,273,238	$366,440,303	$(960,650,932)	$(594,210,629)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

38

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133

39

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain

40

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

41

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$27,923	$—	$27,923
Unrealized appreciation on futures contracts*	—	—	—	40,002,586	—	40,002,586
Unrealized appreciation on forward currency contracts	—	4,493,881	—	—	—	4,493,881
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$4,493,881	$—	$40,030,509	$—	$44,524,390
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	(10,299,384)	—	(10,299,384)
Unrealized depreciation on forward currency contracts	—	(1,686,563)	—	—	—	(1,686,563)
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$(1,686,563)	$—	$(10,299,384)	$—	$(11,985,947)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

42

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(17,516,154)	$—	$(17,516,154)
Futures contracts	—	—	—	(41,567,177)	—	(41,567,177)
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	(4,005,019)	—	—	—	(4,005,019)
Total	$—	$(4,005,019)	$—	$(59,083,331)	$—	$(63,088,350)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$705,803	$—	$705,803
Futures contracts	—	—	—	71,834,816	—	71,834,816
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	15,573,254	—	—	—	15,573,254
Total	$—	$15,573,254	$—	$72,540,619	$—	$88,113,873

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Rights/Warrants
Average notional amount outstanding	$1,125,464,344	$570,374,687	$2,254,162
Highest notional amount outstanding	1,868,282,654	665,132,888	10,077,002
Lowest notional amount outstanding	467,800,056	430,259,173	—

3.  Fees and other transactions with affiliates

GMO receives a management fee for investment management services provided to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder

43

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, administration fees, distribution (12b-1) fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $36,563 and $21,252, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

44

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $957,707,175 and $1,099,984,958, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2009, 0.46% shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 53.78% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class II:	Shares	Amount	Shares	Amount
Shares sold	1,291,819	$19,388,771	12,342,982	$192,225,431
Shares issued to shareholders in reinvestment of distributions	329,508	5,917,970	1,660,673	38,959,612
Shares repurchased	(4,544,559)	(81,827,237)	(2,745,119)	(64,651,845)
Net increase (decrease)	(2,923,232)	$(56,520,496)	11,258,536	$166,533,198

45

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,061,119	$126,896,595	34,874,353	$648,206,780
Shares issued to shareholders in reinvestment of distributions	1,166,629	21,185,985	9,415,098	223,954,309
Shares repurchased	(11,154,050)	(202,101,449)	(25,321,014)	(474,062,102)
Net increase (decrease)	(2,926,302)	$(54,018,869)	18,968,437	$398,098,987
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	28,440,803	$432,851,160	50,166,036	$1,080,197,863
Shares issued to shareholders in reinvestment of distributions	1,561,753	28,345,811	14,525,469	347,382,151
Shares repurchased	(36,262,479)	(589,631,085)	(66,824,488)	(1,255,080,247)
Net increase (decrease)	(6,259,923)	$(128,434,114)	(2,132,983)	$172,499,767
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class M:	Shares	Amount	Shares	Amount
Shares sold	74,413	$1,261,177	124,606	$2,785,247
Shares issued to shareholders in reinvestment of distributions	8,625	154,476	67,005	1,580,922
Shares repurchased	(51,700)	(838,573)	(176,478)	(4,012,426)
Net increase (decrease)	31,338	$577,080	15,133	$353,743

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

46

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

47

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

48

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

49

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

50

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.72%	$1,000.00	$1,487.90	$4.52
2) Hypothetical	0.72%	$1,000.00	$1,021.58	$3.67
Class III
1) Actual	0.65%	$1,000.00	$1,489.50	$4.08
2) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31
Class IV
1) Actual	0.59%	$1,000.00	$1,488.90	$3.70
2) Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01
Class M
1) Actual	0.95%	$1,000.00	$1,486.20	$5.95
2) Hypothetical	0.95%	$1,000.00	$1,020.42	$4.84

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

51

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.6%
Short-Term Investments	19.9
Options Purchased	2.1
Preferred Stocks	0.3
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	0.0
Futures	(0.3)
Written Options	(0.7)
Swaps	(1.8)
Reverse Repurchase Agreements	(2.4)
Other	(4.0)
100.0%
Country /Region Summary**	% of Investments
United States	101.1%
United Kingdom	5.1
Emerging***	4.8
Euro Region****	4.1
Australia	1.8
Canada	1.5
Sweden	0.5
Japan	(18.9)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration-adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Emerging" exposure is associated with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Uruguay, Turkey and Indonesia., Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

****  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 28.6%
		Albania — 1.6%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	4,891,320
		Australia — 0.2%
		Asset-Backed Securities
USD	292,977	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.57%, due 04/19/38	266,064
USD	393,622	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.54%, due 05/10/36	370,080
		Total Australia	636,144
		United Kingdom — 0.4%
		Asset-Backed Securities
USD	300,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.70%, due 03/20/30	150,000
USD	700,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.61%, due 01/13/39	614,469
USD	50,125	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	39,097
USD	400,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, 3 mo. LIBOR + .10%, 0.56%, due 02/12/16	376,000
USD	300,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.59%, due 10/15/33	262,668
		Total United Kingdom	1,442,234
		United States — 26.4%
		Asset-Backed Securities — 9.6%
USD	306,738	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.47%, due 05/25/37	37,115
USD	400,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.32%, due 10/06/13	384,120
USD	1,200,000	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 07/25/36	283,500

See accompanying notes to the financial statements.

2

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	154,190	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.38%, due 09/25/36	92,514
USD	1,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	332,031
USD	178,078	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.66%, due 01/25/36	115,751
USD	39,013	BMW Vehicle Lease Trust, Series 07-1, Class A3B, 1 mo. LIBOR + .24%, 0.51%, due 08/15/13	38,991
USD	300,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.67%, due 02/18/14	297,900
USD	500,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.52%, due 09/15/17	461,945
USD	250,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, 1 mo. LIBOR + 1.10%, 1.37%, due 12/23/13	249,000
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	298,969
USD	856,802	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.95%, due 06/28/19	514,081
USD	300,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.13%, due 11/10/14	288,750
USD	13,414	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, 1 mo. LIBOR + .03%, 0.30%, due 11/15/11	13,351
USD	800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 04/25/36	324,000
USD	15,000,000	Federal National Mortgage Association, 30 Yr. TBA, Pool #6331, 4.50%, due 04/01/38	15,070,312
USD	500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.31%, due 02/15/12	496,665
USD	500,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.52%, due 06/15/13	465,000
USD	100,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 08/25/36	28,600
USD	479,654	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.46%, due 05/25/36	244,024
USD	918,459	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.51%, due 11/15/33	569,444

See accompanying notes to the financial statements.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	400,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, 1 mo. LIBOR + .01%, 0.28%, due 06/15/13	395,200
USD	500,000	GE Dealer Floorplan Master Trust, Series 06-4, Class A, 1 mo. LIBOR + .01%, 0.28%, due 10/20/11	498,540
USD	15,191	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.52%, due 07/25/30	13,133
USD	800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.41%, due 03/06/20	672,000
USD	600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.82%, due 07/15/13	588,000
USD	369,955	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 09/15/21	316,312
USD	275,590	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, 1 mo. LIBOR + .65%, 0.92%, due 10/25/37	239,763
USD	200,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.42%, due 03/25/36	70,842
USD	700,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	203,686
USD	1,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, 3 mo. LIBOR + .45%, 1.06%, due 03/20/10	909,000
USD	500,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.50%, due 02/25/37	150,000
USD	300,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.07%, due 05/15/13	291,000
USD	312,737	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.41%, due 08/25/23	289,285
USD	300,000	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.47%, due 07/15/11	298,320
USD	200,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, 1 mo. LIBOR, 0.27%, due 05/15/12	191,000
USD	259,544	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.38%, due 04/25/37	237,623
USD	105,452	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.56%, due 12/25/32	45,872
USD	392,863	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, 1 mo. LIBOR + .05%, 0.32%, due 09/15/14	367,885
USD	154,943	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.46%, due 11/25/35	74,149

See accompanying notes to the financial statements.

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value / Shares		Description	Value ($)
		Asset-Backed Securities — continued
USD	554,899	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	455,149
USD	514,539	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.66%, due 09/15/22	468,230
USD	87,218	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 11/25/35	18,316
USD	400,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, 1 mo. LIBOR + .10%, 0.37%, due 06/15/12	372,000
USD	400,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.48%, due 07/14/14	364,000
USD	500,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, 1 mo. LIBOR + .27%, 0.54%, due 12/15/16	431,301
USD	800,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.42%, due 03/20/14	798,968
USD	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 02/15/17	360,376
			29,726,013
		U.S. Government — 16.8%
USD	22,992,448	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (b)(c)	22,956,534
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 * (d)	10,051,862
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 * (d)	9,571,240
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 * (d)	9,382,232
			51,961,868
		Total United States	81,687,881
		TOTAL DEBT OBLIGATIONS (COST $87,602,888)	88,657,579
		PREFERRED STOCKS — 0.3%
		United States — 0.3%
	10,000	Home Ownership Funding 2 Preferred 144A, 1.00% (d)	900,000
		TOTAL PREFERRED STOCKS (COST $2,138,851)	900,000

See accompanying notes to the financial statements.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 75.4%
	United States — 75.4%
	Affiliated Issuers
1,554,673	GMO Emerging Country Debt Fund, Class III	11,970,985
7,417,054	GMO Short-Duration Collateral Fund	119,043,719
93,858	GMO Special Purpose Holding Fund (e)	59,131
2,030,733	GMO U.S. Treasury Fund	50,788,640
2,670,704	GMO World Opportunity Overlay Fund	51,704,822
	Total United States	233,567,297
	TOTAL MUTUAL FUNDS (COST $268,915,934)	233,567,297
	SHORT-TERM INVESTMENTS — 1.7%
	Money Market Funds — 1.7%
5,204,902	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	5,204,902
	TOTAL SHORT-TERM INVESTMENTS (COST $5,204,902)	5,204,902
	TOTAL INVESTMENTS — 106.0% (Cost $363,862,575)	328,329,778
	Other Assets and Liabilities (net) — (6.0%)	(18,565,935)
	TOTAL NET ASSETS — 100.0%	$309,763,843

See accompanying notes to the financial statements.

6

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
17	Australian Government Bond 10 Yr.	September 2009	$1,500,090	$9,716
29	Australian Government Bond 3 Yr.	September 2009	2,510,125	(22,390)
25	Canadian Government Bond 10 Yr.	December 2009	2,743,000	10,614
2	Euro BOBL	September 2009	333,764	1,085
4	Euro Bund	September 2009	703,921	7,050
26	U.S. Treasury Bond (CBT)	December 2009	3,113,500	16,781
20	U.S. Treasury Note 2 Yr. (CBT)	December 2009	4,326,875	9,642
16	U.S. Treasury Note 5 Yr. (CBT)	December 2009	1,844,000	7,967
36	UK Gilt Long Bond	December 2009	6,951,553	19,774
			$24,026,828	$60,239
Sales
36	Japanese Government Bond 10 Yr. (TSE)	September 2009	$53,993,161	$(1,004,961)
13	U.S. Treasury Note 10 Yr. (CBT)	December 2009	1,523,844	(8,773)
			$55,517,005	$(1,013,734)

See accompanying notes to the financial statements.

7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)◆	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
2,000,000	USD	6/20/2011	Barclays	Receive	0.30%	4.16%	Prologis	2,000,000	USD	$(131,216)
			Bank PLC
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	2.04%	ERP Operating LP	2,000,000	USD	(61,611)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	11.08%	SLM Corp.	2,000,000	USD	(611,331)
2,000,000	USD	12/20/2013	UBS AG	Receive	0.34%	48.25%	CIT	2,000,000	USD	(1,001,611)
										$(1,805,769)
								Premiums to (Pay) Receive		$—

◆  Receive - Fund receives premium and sells credit protection.

(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$(3,603,690)
							$(3,603,690)
						Accretion since inception for zero coupon interest rate swaps	$2,071,736

#  Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.

8

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
250,000,000	USD	8/19/2011	Morgan Stanley	3 month	Barclays Capital
				LIBOR - 0.01%	Aggregate Total
					Return Index (c)	$1,569,622
$1,569,622
					Premiums to (Pay) Receive	$—

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BOBL - Bundesobligationen

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

TBA - To Be Announced - Delayed Delivery Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

*  Non-income producing security.

(a)  Security is backed by the U.S. Government.

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $94,946,641) (Note 2)	$94,762,481
Investments in affiliated issuers, at value (cost $268,915,934) (Notes 2 and 8)	233,567,297
Dividends and interest receivable	97,387
Receivable from broker for closed futures contracts	31,658
Interest receivable for open swap contracts	1,008,165
Receivable for open swap contracts (Note 2)	1,569,622
Receivable for expenses reimbursed by Manager (Note 3)	13,170
Total assets	331,049,780
Liabilities:
Payable for investments purchased (Note 2):
Regular delivery	10,510
Delayed delivery	14,706,250
Payable to affiliate for (Note 3):
Management fee	64,810
Shareholder service fee	28,218
Trustees and Chief Compliance Officer of GMO Trust fees	640
Payable for variation margin on open futures contracts (Note 2)	46,381
Payable for open swap contracts (Note 2)	5,409,459
Miscellaneous payable	854,313
Accrued expenses	165,356
Total liabilities	21,285,937
Net assets	$309,763,843
Net assets consist of:
Paid-in capital	$514,970,212
Distributions in excess of net investment income	(11,533,718)
Accumulated net realized loss	(155,424,548)
Net unrealized depreciation	(38,248,103)
$309,763,843
Net assets attributable to:
Class III shares	$52,756,031
Class IV shares	$257,007,812
Shares outstanding:
Class III	7,891,727
Class IV	38,388,006
Net asset value per share:
Class III	$6.68
Class IV	$6.70

See accompanying notes to the financial statements.

10

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Interest	$2,303,669
Dividends from affiliated issuers (Note 8)	1,239,202
Dividends	7,141
Total investment income	3,550,012
Expenses:
Management fee (Note 3)	377,127
Shareholder service fee – Class III (Note 3)	43,789
Shareholder service fee – Class IV (Note 3)	121,658
Custodian, fund accounting agent and transfer agent fees	60,536
Audit and tax fees	40,664
Legal fees	11,316
Trustees fees and related expenses (Note 3)	2,860
Registration fees	1,380
Miscellaneous	2,208
Total expenses	661,538
Fees and expenses reimbursed by Manager (Note 3)	(109,296)
Indirectly incurred fees waived or borne by Manager (Note 3)	(21,507)
Shareholder service fee waived (Note 3)	(7,935)
Net expenses	522,800
Net investment income (loss)	3,027,212
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(244,889)
Investments in affiliated issuers	(6,059,636)
Closed futures contracts	(421,549)
Closed swap contracts	8,627,017
Foreign currency, forward contracts and foreign currency related transactions	(1,887)
Net realized gain (loss)	1,899,056
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	293,527
Investments in affiliated issuers	33,227,705
Open futures contracts	(661,997)
Open swap contracts	5,573,278
Foreign currency, forward contracts and foreign currency related transactions	6,290
Net unrealized gain (loss)	38,438,803
Net realized and unrealized gain (loss)	40,337,859
Net increase (decrease) in net assets resulting from operations	$43,365,071

See accompanying notes to the financial statements.

11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,027,212	$14,734,532
Net realized gain (loss)	1,899,056	(109,276,285)
Change in net unrealized appreciation (depreciation)	38,438,803	(22,269,265)
Net increase (decrease) in net assets from operations	43,365,071	(116,811,018)
Distributions to shareholders from:
Net investment income
Class III	(2,794,998)	(16,448,556)
Class IV	(12,405,003)	(65,811,675)
Total distributions from net investment income	(15,200,001)	(82,260,231)
Net share transactions (Note 7):
Class III	(26,313,974)	(14,545,995)
Class IV	242,065	(622,725,935)
Increase (decrease) in net assets resulting from net share transactions	(26,071,909)	(637,271,930)
Redemption fees (Notes 2 and 7):
Class III	457	109,302
Class IV	91,837	514,084
Increase in net assets resulting from redemption fees	92,294	623,386
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(25,979,615)	(636,648,544)
Total increase (decrease) in net assets	2,185,455	(835,719,793)
Net assets:
Beginning of period	307,578,388	1,143,298,181
End of period (including distributions in excess of net investment income of $11,533,718 and accumulated undistributed net investment income of $639,071, respectively)	$309,763,843	$307,578,388

See accompanying notes to the financial statements.

12

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.08		$9.42		$10.49		$10.32	$10.35	$10.40
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.27		0.37		0.43	0.15	0.18
Net realized and unrealized gain (loss)	0.86		(2.08)		(0.63)		0.27	0.17	0.24
Total from investment operations	0.93		(1.81)		(0.26)		0.70	0.32	0.42
Less distributions to shareholders:
From net investment income	(0.33)		(1.53)		(0.81)		(0.53)	(0.35)	(0.25)
From net realized gains	—		—		—		—	—	(0.22)
Total distributions	(0.33)		(1.53)		(0.81)		(0.53)	(0.35)	(0.47)
Net asset value, end of period	$6.68		$6.08		$9.42		$10.49	$10.32	$10.35
Total Return(b)	15.57	%**	(20.12)%		(2.56)%		6.85%	3.10%	4.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$52,756		$73,730		$125,506		$187,045	$148,476	$1,216,251
Net expenses to average daily net assets(c)	0.39	%*	0.39	%(d)	0.39	%(d)	0.39%	0.39%	0.39%
Net investment income to average daily net assets(a)	2.06	%*	3.20%		3.70%		4.11%	1.40%	1.77%
Portfolio turnover rate	8	%**	22%		44%		72%	62%	108%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.09	%*	0.08%		0.06%		0.06%	0.06%	0.07%
Redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.01		—		—	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006(a)
Net asset value, beginning of period	$6.09		$9.44		$10.50		$10.33	$10.46
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.06		0.17		0.36		0.45	0.23
Net realized and unrealized gain (loss)	0.88		(1.99)		(0.61)		0.26	(0.01	)(c)
Total from investment operations	0.94		(1.82)		(0.25)		0.71	0.22
Less distributions to shareholders:
From net investment income	(0.33)		(1.53)		(0.81)		(0.54)	(0.35)
Total distributions	(0.33)		(1.53)		(0.81)		(0.54)	(0.35)
Net asset value, end of period	$6.70		$6.09		$9.44		$10.50	$10.33
Total Return(d)	15.77	%**	(20.23)%		(2.42)%		6.90%	2.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$257,008		$233,848		$1,017,792		$2,182,618	$2,618,011
Net expenses to average daily net assets(e)	0.34	%*	0.34	%(f)	0.34	%(f)	0.34%	0.34	%*
Net investment income to average daily net assets(b)	1.99	%*	1.89%		3.60%		4.33%	2.16	%(g)
Portfolio turnover rate	8	%**	22%		44%		72%	62	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.09	%*	0.08%		0.06%		0.06%	0.07	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(h)	$0.01		—		—	—

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

(h)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index). The Fund typically invests in bonds included in the Barclays Capital U.S. Aggregate Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing bonds denominated in various currencies. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. The Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the Fund invests (directly and indirectly through other series of the Trust) at least 80% of its assets in bonds. For these purposes, the term "bonds" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); shares of SDCF (to gain exposure to asset-backed securities); shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the Fund's emerging country debt investments. The Fund also may invest in unaffiliated money market funds.

Throughout the year ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

15

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF, Overlay Fund and GMO Special Purpose Holding Fund ("SPHF") were not publicly available for direct purchase.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $25,374,880. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to

16

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 24.73% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund also utilized third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps. The Fund valued certain debt securities and preferred stocks using a specified spread above the LIBOR Rate or U.S. Treasury yield.

17

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$1,382,284	$30,422,107	$31,804,391
Foreign Government Obligations	—	4,891,320	—	4,891,320
U.S. Government	—	22,956,534	29,005,334	51,961,868
TOTAL DEBT OBLIGATIONS	—	29,230,138	59,427,441	88,657,579
Preferred Stocks	—	—	900,000	900,000
Mutual Funds	62,759,625	170,807,672	—	233,567,297
Short-Term Investments	—	5,204,902	—	5,204,902
Total Investments	62,759,625	205,242,712	60,327,441	328,329,778
Derivatives
Futures Contracts	82,629	—	—	82,629
Swap Agreements	—	1,569,622	—	1,569,622
Total	$62,842,254	$206,812,334	$60,327,441	$329,982,029

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts	$(1,036,124)	$—	$—	$(1,036,124)
Swap Agreements	—	(3,603,690)	(1,805,769)	(5,409,459)
Total	$(1,036,124)	$(3,603,690)	$(1,805,769)	$(6,445,583)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in

18

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

securities and other financial instruments using Level 3 inputs were 64.52% and (0.70)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$18,048,446	$11,178,985	$278,593	$106,508	$2,191,859	$(1,382,284)	$30,422,107
Foreign Government Obligations	7,114,707	(593,320)	164,760	94,910	(1,889,737)	(4,891,320)	—
U.S. Government	28,721,524	(194,112)	883,023	238	(405,339)	—	29,005,334
Total Debt Obligations	53,884,677	10,391,553	1,326,376	201,656	(103,217)	(6,273,604)	59,427,441
Preferred Stocks	900,000	—	—	—	—	—	900,000
Swap Agreements	(2,225,744)	(41,615)	—	41,615	419,975	—	(1,805,769)
Mutual Funds	68,517	—	—	—	(9,386)	(59,131)	—
Total	$52,627,450	$10,349,938	$1,326,376	$243,271	$307,372	$(6,332,735)	$58,521,672

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The

19

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with

21

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly

22

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Delayed delivery securities

The Fund may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, when the Fund invests in fixed-income securities it may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. The Fund generally does not earn income on the securities it has committed to purchase until after delivery. The Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

23

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g., monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $16,579,574.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Such losses expire as follows:

2/28/2014	$(34,693,380)
2/28/2015	(2,795,728)
2/29/2016	(33,008,915)
2/28/2017	(59,218,431)
Total	$(129,716,454)

Utilization of the capital loss carryforwards, post-October capital losses and future losses, if any, realized subsequent to February 28, 2009, could be subject to limitations imposed by the Code related to share ownership activity.

24

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$380,775,063	$3,393,819	$(55,839,104)	$(52,445,285)

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $6,127,856.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily

25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for

26

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies), Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, or sectors with high positive correlations to one another), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. Certain of the above-referenced risks will be more pronounced for the Fund as a result of its investment in ECDF. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund's investments in many countries and credit default swaps it has written expose the Fund to a significant risk of loss. The Fund's financial position could be adversely affected (depending on whether the Fund sold or bought the credit protection) in the event of a default by any of these countries on obligations held by the Fund, obligations referenced in those credit default swaps or obligations issued by them generally.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages,

27

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

28

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Master Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund's operations. Due to declines in the net assets of the Fund prior to August 31, 2009, one or more counterparties are entitled to terminate early but none has taken such action.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

29

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

30

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	82,629	—	—	—	—	82,629
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,569,622	—	—	—	—	1,569,622
Total	$1,652,251	—	—	—	—	$1,652,251
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	(1,036,124)	—	—	—	—	(1,036,124)
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	(3,603,690)	—	(1,805,769)	—	—	(5,409,459)
Total	$(4,639,814)	$—	$(1,805,769)	$—	$—	$(6,445,583)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

31

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(421,549)	—	—	—	—	(421,549)
Swap contracts	8,585,402	—	41,615	—	—	8,627,017
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$8,163,853	$—	$41,615	$—	$—	$8,205,468
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(661,997)	—	—	—	—	(661,997)
Swap contracts	5,153,303	—	419,975	—	—	5,573,278
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$4,491,306	$—	$419,975	$—	$—	$4,911,281

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Swaps
Average notional amount outstanding	$72,857,483	$298,894,286
Highest notional amount outstanding	92,875,111	308,980,000
Lowest notional amount outstanding	25,321,719	273,680,000

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

August 31, 2009, the Fund received no distributions through SPHF in connection with settlement agreements related to that litigation.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.

33

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.026%	0.005%	0.009%	0.040%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $2,492 and $1,472, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$29,626,563	$14,761,914
Investments (non-U.S. Government securities)	58,853,309	10,366,031

Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $18,536,561.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

34

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 89.58% of the outstanding shares of the Fund were held by five shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 44.53% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,879	$11,529	4,083	$29,086
Shares issued to shareholders in reinvestment of distributions	79,441	506,587	2,426,853	16,389,522
Shares repurchased	(4,313,749)	(26,832,090)	(3,624,307)	(30,964,603)
Redemption fees	—	457	—	109,302
Net increase (decrease)	(4,232,429)	$(26,313,517)	(1,193,371)	$(14,436,693)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	735,754	$4,833,902	564,334	$5,000,000
Shares issued to shareholders in reinvestment of distributions	—	—	9,197,631	65,811,675
Shares repurchased	(726,753)	(4,591,837)	(79,246,156)	(693,537,610)
Redemption fees	—	91,837	—	514,084
Net increase (decrease)	9,001	$333,902	(69,484,191)	$(622,211,851)

35

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$9,619,580	$183,854	$717,356	$183,854	$—	$11,970,985
GMO Short-Duration Collateral Fund	136,464,740	—	9,109,208	985,893	—	119,043,719
GMO Special Purpose Holding Fund	68,517	—	—	—	—	59,131
GMO U.S. Treasury Fund	—	58,669,455	7,900,000	69,455	—	50,788,640
GMO World Opportunity Overlay Fund	52,729,622	—	3,756,694	—	—	51,704,822	☐
Totals	$198,882,459	$58,853,309	$21,483,258	$1,239,202	$—	$233,567,297

☐  The Fund received return of capital distributions in the amount of $4,478,401.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

36

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

37

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

38

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

39

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,155.70	$2.34
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19
Class IV
1) Actual	0.38%	$1,000.00	$1,157.70	$2.07
2) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*  Expenses are calculated using each Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

40

GMO Global Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	92.0%
Short-Term Investments	8.7
Options Purchased	2.3
Futures	0.8
Forward Currency Contracts	0.3
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swaps	(0.5)
Written Options	(0.7)
Reverse Repurchase Agreements	(2.5)
Other	(0.7)
100.0%
Country/Region Summary**	% of Investments
Euro Region***	40.6%
United States	21.9
Japan	14.7
United Kingdom	12.0
Emerging****	4.6
Canada	3.4
Australia	2.3
Sweden	0.5
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration-adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Uruguay, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

1

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 17.4%
		Canada — 0.7%
		Foreign Government Obligations
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23	1,976,109
		France — 2.6%
		Foreign Government Obligations
EUR	5,000,000	Government of France, 4.00%, due 10/25/38	7,038,972
		Germany — 2.9%
		Foreign Government Obligations
EUR	5,000,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	7,907,734
		Japan — 2.8%
		Foreign Government Obligations
JPY	700,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	7,800,204
		United Kingdom — 2.5%
		Foreign Government Obligations
GBP	4,000,000	U.K. Treasury Gilt, 4.25%, due 12/07/27	6,810,046
		United States — 5.9%
		U.S. Government
USD	7,284,736	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a) (b)	7,273,357
USD	15,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,980,965
		Total United States	16,254,322
		TOTAL DEBT OBLIGATIONS (COST $48,137,470)	47,787,387

See accompanying notes to the financial statements.

2

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 79.7%
	United States — 79.7%
	Affiliated Issuers
1,345,355	GMO Emerging Country Debt Fund, Class III	10,359,235
9,323,457	GMO Short-Duration Collateral Fund	149,641,482
45,838	GMO Special Purpose Holding Fund (c)	28,878
432,545	GMO U.S. Treasury Fund	10,817,950
2,522,448	GMO World Opportunity Overlay Fund	48,834,585
	Total United States	219,682,130
	TOTAL MUTUAL FUNDS (COST $265,742,457)	219,682,130
	SHORT-TERM INVESTMENTS — 2.8%
	Money Market Funds — 2.8%
7,721,269	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	7,721,269
	TOTAL SHORT-TERM INVESTMENTS (COST $7,721,269)	7,721,269
	TOTAL INVESTMENTS — 99.9% (Cost $321,601,196)	275,190,786
	Other Assets and Liabilities (net) — 0.1%	352,965
	TOTAL NET ASSETS — 100.0%	$275,543,751

See accompanying notes to the financial statements.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/01/09	AUD	800,000	$676,160	$52,160
10/20/09	AUD	800,000	673,605	8,805
9/08/09	CAD	2,700,000	2,466,364	51,337
10/06/09	EUR	50,400,000	72,255,728	(297,088)
9/15/09	GBP	4,500,000	7,325,547	(97,203)
10/13/09	JPY	5,434,000,000	58,415,182	1,020,039
			$141,812,586	$738,050
Sales #
9/01/09	AUD	800,000	$676,160	$(8,880)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/22/09	EUR	1,200,000	SEK	12,540,000	$41,392

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
34	Australian Government Bond 3 Yr.	September 2009	$2,942,905	$(27,432)
20	Australian Government Bond 10 Yr.	September 2009	1,764,812	9,895
39	Canadian Government Bond 10 Yr.	December 2009	4,279,080	16,557
162	Euro BOBL	September 2009	27,034,878	427,499
180	Euro Bund	September 2009	31,676,433	1,012,798
14	Japanese Government Bond 10 Yr. (TSE)	September 2009	20,997,340	451,191

See accompanying notes to the financial statements.

4

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
33	U.S. Treasury Bond (CBT)	December 2009	$3,951,750	$21,299
137	U.S. Treasury Note 5 Yr. (CBT)	December 2009	15,789,250	68,216
104	U.S. Treasury Note 2 Yr. (CBT)	December 2009	22,499,750	50,140
47	U.S. Treasury Note 10 Yr. (CBT)	December 2009	5,509,281	31,437
72	UK Gilt Long Bond	December 2009	13,903,107	39,549
			$150,348,586	$2,101,149

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
21,000,000	USD	3/20/2014	Deutsche	(Pay)	1.70%	0.71%	Republic of	N/A		$(960,257)
			Bank AG				Italy
15,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	0.77%	Republic of Italy	15,000,000	USD	1,109,783
										$149,526
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
  (Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.

5

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $55,858,739) (Note 2)	$55,508,656
Investments in affiliated issuers, at value (cost $265,742,457) (Notes 2 and 8)	219,682,130
Dividends and interest receivable	451,029
Unrealized appreciation on open forward currency contracts (Note 2)	1,173,733
Receivable for variation margin on open futures contracts (Note 2)	2,601,374
Receivable for open swap contracts (Note 2)	1,109,783
Receivable for expenses reimbursed by Manager (Note 3)	5,704
Total assets	280,532,409
Liabilities:
Foreign currency due to custodian	41,403
Payable for investments purchased	1,001,763
Payable to affiliate for (Note 3):
Management fee	43,522
Shareholder service fee	34,360
Trustees and Chief Compliance Officer of GMO Trust fees	593
Payable to broker for closed futures contracts	2,409,615
Unrealized depreciation on open forward currency contracts (Note 2)	403,171
Payable for open swap contracts (Note 2)	960,257
Accrued expenses	93,974
Total liabilities	4,988,658
Net assets	$275,543,751
Net assets consist of:
Paid-in capital	$345,837,206
Distributions in excess of net investment income	(8,179,596)
Accumulated net realized loss	(18,702,928)
Net unrealized depreciation	(43,410,931)
$275,543,751
Net assets attributable to:
Class III shares	$275,543,751
Shares outstanding:
Class III	38,384,728
Net asset value per share:
Class III	$7.18

See accompanying notes to the financial statements.

7

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,388,565
Interest	904,998
Dividends	2,551
Total investment income	2,296,114
Expenses:
Management fee (Note 3)	257,615
Shareholder service fee – Class III (Note 3)	203,380
Custodian, fund accounting agent and transfer agent fees	62,008
Audit and tax fees	33,396
Legal fees	7,360
Trustees fees and related expenses (Note 3)	2,799
Registration fees	1,840
Miscellaneous	2,574
Total expenses	570,972
Fees and expenses reimbursed by Manager (Note 3)	(22,518)
Indirectly incurred fees waived or borne by Manager (Note 3)	(18,375)
Shareholder service fee waived (Note 3)	(6,783)
Net expenses	523,296
Net investment income (loss)	1,772,818
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	4,196
Closed futures contracts	(2,783,899)
Closed swap contracts	(42,600)
Foreign currency, forward contracts and foreign currency related transactions	2,555,547
Net realized gain (loss)	(266,756)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,500,637
Investments in affiliated issuers	30,672,441
Open futures contracts	2,132,200
Open swap contracts	180,031
Foreign currency, forward contracts and foreign currency related transactions	9,983,521
Net unrealized gain (loss)	46,468,830
Net realized and unrealized gain (loss)	46,202,074
Net increase (decrease) in net assets resulting from operations	$47,974,892

See accompanying notes to the financial statements.

8

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,772,818	$10,078,365
Net realized gain (loss)	(266,756)	3,335,224
Change in net unrealized appreciation (depreciation)	46,468,830	(90,848,938)
Net increase (decrease) in net assets from operations	47,974,892	(77,435,349)
Distributions to shareholders from:
Net investment income
Class III	(9,545,648)	(19,772,881)
Return of capital
Class III	(4,954,352)	—
	(14,500,000)	(19,772,881)
Net share transactions (Note 7):
Class III	(20,058,960)	20,286,078
Redemption fees (Notes 2 and 7):
Class III	421,557	13,923
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(19,637,403)	20,300,001
Total increase (decrease) in net assets	13,837,489	(76,908,229)
Net assets:
Beginning of period	261,706,262	338,614,491
End of period (including distributions in excess of net investment income of $8,179,596 and $406,766, respectively)	$275,543,751	$261,706,262

See accompanying notes to the financial statements.

9

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.33		$8.70		$8.92		$8.53	$9.11	$8.73
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.25		0.42		0.38	0.18	0.21
Net realized and unrealized gain (loss)	1.17		(2.11)		0.11		0.38	(0.57)	0.63
Total from investment operations	1.21		(1.86)		0.53		0.76	(0.39)	0.84
Less distributions to shareholders:
From net investment income	(0.24)		(0.51)		(0.75)		(0.37)	(0.19)	(0.46)
From return of capital	(0.12)		—		—		—	—	—
Total distributions	(0.36)		(0.51)		(0.75)		(0.37)	(0.19)	(0.46)
Net asset value, end of period	$7.18		$6.33		$8.70		$8.92	$8.53	$9.11
Total Return(b)	19.62	%**	(22.77)%		6.50%		8.99%	(4.33)%	9.52%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$275,544		$261,706		$338,614		$185,321	$168,324	$170,750
Net expenses to average daily net assets(c)	0.39	%*	0.39	%(d)	0.38	%(d)	0.39%	0.37%	0.33%
Net investment income to average daily net assets(a)	1.31	%*	3.24%		4.86%		4.33%	2.12%	2.40%
Portfolio turnover rate	5	%**	35%		20%		22%	20%	38%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.03%		0.03%		0.06%	0.07%	0.12%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(e)	—		—	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index. The Fund typically invests in bonds included in the J.P. Morgan Global Government Bond Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing bonds denominated in various currencies. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the Fund invests (directly or indirectly through investment in other series of the Trust) at least 80% of its assets in bonds. For these purposes, the term "bonds" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); shares of SDCF (to gain exposure to asset-backed securities); shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the Fund's emerging country debt investments. The Fund also may invest in unaffiliated money market funds.

11

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These fininacial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF, GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available for direct purchase.

From March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less redemption fees).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $31,228,246. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. Furthermore, the "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are also estimates as of August 31, 2009. Both the dividends from affiliated issuers and distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost.

12

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 20.46% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund utilized third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps.

13

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Foreign Government Obligations	$—	$47,787,387	$—	$47,787,387
TOTAL DEBT OBLIGATIONS	—	47,787,387	—	47,787,387
Mutual Funds	21,177,185	198,504,945	—	219,682,130
Short-Term Investments		7,721,269	—	7,721,269
Total Investments	21,177,185	254,013,601	—	275,190,786
Derivatives
Forward Currency Contracts	—	1,173,733	—	1,173,733
Futures Contracts	2,128,581	—	—	2,128,581
Swap Agreements	—	—	1,109,783	1,109,783
Total	$23,305,766	$255,187,334	$1,109,783	$279,602,883

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(403,171)	$—	$(403,171)
Futures Contracts	(27,432)	—	—	(27,432)
Swap Agreements	—	—	(960,257)	(960,257)
Total	$(27,432)	$(403,171)	$(960,257)	$(1,390,860)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect ) in securities and other financial instruments using Level 3 inputs were 58.48% and (0.09)% of total net assets, respectively.

14

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Mutual Funds	$33,462	$—	$—	$—	$(4,584)	$(28,878)	$—
Swaps Agreements	(30,505)	(42,660)	—	42,660	180,031	—	149,526
Total	$2,957	$(42,660)	$—	$42,660	$175,447	$(28,878)	$149,526

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

15

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

16

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a

17

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

18

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are

19

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $7,106,783.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(7,601,799)
2/28/2014	(7,575,780)
2/28/2015	(269,796)
2/28/2017	(4,412,277)
Total	$(19,859,652)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$322,965,745	$1,231,387	$(49,006,346)	$(47,774,959)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to

20

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the

21

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is

22

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Focused Investment Risk (increased risk from the Fund's to focus on investments in countries, regions, or sectors with high positive correlations to one another), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. Certain of the above-referenced risks will be more pronounced for the Fund as a result of its investment in ECDF. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in

23

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

24

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

25

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

26

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	2,128,581	—	—	—	—	2,128,581
Unrealized appreciation on forward currency contracts	—	1,173,733	—	—	—	1,173,733
Unrealized appreciation on swap agreements	—	—	1,109,783	—	—	1,109,783
Total	$2,128,581	$1,173,733	$1,109,783	$—	$—	$4,412,097
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	(27,432)	—	—	—	—	(27,432)
Unrealized depreciation on forward currency contracts	—	(403,171)	—	—	—	(403,171)
Unrealized depreciation on swap agreements	—	—	(960,257)	—	—	(960,257)
Total	$(27,432)	$(403,171)	$(960,257)	$—	$—	$(1,390,860)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

27

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	(2,783,899)	—	—	—	—	(2,783,899)
Swap contracts	—	—	(42,600)	—	—	(42,600)
Written options	—	—	—	—	—	—
Forward currency contracts	—	2,473,668	—	—	—	2,473,668
Total	$(2,783,899)	$2,473,668	$(42,600)	$—	$—	$(352,831)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	2,132,200	—	—	—	—	2,132,200
Swap contracts	—	—	180,031	—	—	180,031
Written options	—	—	—	—	—	—
Forward currency contracts	—	9,971,355	—	—	—	9,971,355
Total	$2,132,200	$9,971,355	$180,031	$—	$—	$12,283,586

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Swaps
Average notional amount outstanding	$143,163,065	$200,342,392	$36,000,000
Highest notional amount outstanding	159,782,127	303,222,317	36,000,000
Lowest notional amount outstanding	133,138,262	150,348,586	36,000,000

28

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2009, the Fund received no distributions through SPHF in connection with settlement agreements related to that litigation.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.

29

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.022%	0.005%	0.010%	0.037%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $2,247 and $1,288, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $23,275,252 and $12,300,000 respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 69.24% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 33.71% of the Fund's shares were held by accounts for which the Manager had investment discretion.

30

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	531	$3,411	1,411,603	$12,089,225
Shares issued to shareholders in reinvestment of distributions	150,142	1,015,483	2,363,492	19,546,079
Shares repurchased	(3,102,240)	(21,077,854)	(1,373,474)	(11,349,226)
Redemption fees	—	421,557	—	13,923
Net increase (decrease)	(2,951,567)	$(19,637,403)	2,401,621	$20,300,001

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$7,736,793	$159,100	$—	$159,100	$—	$10,359,235
GMO Short-Duration Collateral Fund	159,431,112	—	—	1,213,314	—	149,641,482
GMO Special Purpose Holding Fund	33,462	—	—	—	—	28,878
GMO U.S. Treasury Fund	—	23,116,151	12,300,000	16,151	—	10,817,950
GMO World Opportunity Overlay Fund	46,286,913	—	—	—	—	48,834,585	☐
Totals	$213,488,280	$23,275,251	$12,300,000	$1,388,565	$—	$219,682,130

☐  The Fund received return of capital distributions in the amount of $4,229,796.

31

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

32

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

33

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record

34

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

35

GMO Global Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$1,196.20	$2.32
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	92.5%
Short-Term Investments	8.9
Futures	0.8
Forward Currency Contracts	0.0
Reverse Repurchase Agreements	(0.4)
Swaps	(0.6)
Other	(1.2)
100.0%

(a)  GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 31.9%
	U.S. Government — 31.9%
7,910,768	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a) (b) (c)	7,898,411
	TOTAL DEBT OBLIGATIONS (COST $7,850,651)	7,898,411
	MUTUAL FUNDS — 67.1%
	Affiliated Issuers — 67.1%
936,264	GMO Short-Duration Collateral Fund	15,027,041
64,213	GMO U.S. Treasury Fund	1,605,970
	TOTAL MUTUAL FUNDS (COST $19,781,833)	16,633,011
	SHORT-TERM INVESTMENTS — 1.9%
	Money Market Funds — 1.9%
408,165	SSgA USD Liquidity Fund-Class I Stable NAV Shares (a) (d)	408,165
71,797	State Street Institutional Treasury Plus Money Market Fund- Institutional Class	71,797
	TOTAL SHORT-TERM INVESTMENTS (COST $479,962)	479,962
	TOTAL INVESTMENTS — 100.9% (Cost $28,112,446)	25,011,384
	Other Assets and Liabilities (net) — (0.9%)	(215,319)
	TOTAL NET ASSETS — 100.0%	$24,796,065

See accompanying notes to the financial statements.

2

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
12	Cocoa	December 2009	$335,280	$3,937
4	Copper	December 2009	282,650	(7,617)
3	Gasoline RBOB	October 2009	228,048	(10,252)
4	Gold 100 OZ	December 2009	381,400	(177)
9	Lean Hogs	October 2009	173,340	8,279
4	Silver	December 2009	298,460	2,903
8	Soybean	November 2009	391,800	(17,192)
13	Soybean Meal	December 2009	386,750	(16,407)
3	Sugar 11	October 2009	81,950	22,274
			$2,559,678	$(14,252)
Sales
1	Coffee "C"	December 2009	$45,862	$3,914
27	Corn	December 2009	445,163	84,960
1	Heating Oil	October 2009	75,957	5,003
3	Light Sweet Crude Oil	October 2009	209,880	7,936
28	Live Cattle	October 2009	970,760	41,596
8	Natural Gas	October 2009	238,160	55,492
8	Soybean Oil	December 2009	170,880	(5,326)
16	Wheat	December 2009	399,000	8,132
			$2,555,662	$201,707

See accompanying notes to the financial statements.

3

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Swap Agreements (a)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
7,943,141	USD	10/14/2009	Barclays Capital	1 month	Return on DJ-AIG
				T-Bill + 0.23%	Commodity
					Total Return Index (b)	$(112,090)
$(112,090)
					Premiums to (Pay) Receive	$—

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)  All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

(d)  Fund is domiciled in Ireland.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (consolidated cost $8,330,613) (Note 2)	$71,797	$8,306,576	$—	$8,378,373
Investments in affiliated issuers, at value (consolidated cost $19,781,833) (Note 2)	24,804,226	—	(8,171,215)	16,633,011
Cash	—	45,771	—	45,771
Dividends and interest receivable	3	27,853	—	27,856
Receivable for expenses reimbursed by Manager (Note 3)	8,091	7,688	—	15,779
Total assets	24,884,117	8,387,888	(8,171,215)	25,100,790
Liabilities:
Payable to affiliate for (Note 3):
Management fee	9,410	—	—	9,410
Shareholder service fee	3,137	—	—	3,137
Trustees and Chief Compliance Officer of GMO Trust fees	94	—	—	94
Payable for variation margin on open futures contracts (Note 2)	—	29,001	—	29,001
Payable for open swap contracts (Note 2)	—	112,090	—	112,090
Accrued expenses	75,411	75,582	—	150,993
Total liabilities	88,052	216,673	—	304,725
Net assets	$24,796,065	$8,171,215	$(8,171,215)	$24,796,065
Shareholders' capital	$24,796,065			$24,796,065
Shares outstanding	966,124			966,124
Net asset value per share	$25.67			$25.67

See accompanying notes to the financial statements.

5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidating Statement of Operations — For the Six Months Ended August 31, 2009 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Investment Income:
Dividends from affiliated issuers (Note 8)	$122,721	$—	$—	$122,721
Dividends	45	460	—	505
Interest	32	237,274	—	237,306
Total income (loss)	122,798	237,734	—	360,532
Expenses:
Management fee (Note 3)	52,984	—	—	52,984
Shareholder service fee (Note 3)	17,661	—	—	17,661
Audit and tax fees	46,368	—	—	46,368
Custodian and transfer agent fees	1,564	39,560	—	41,124
Legal fees	460	—	—	460
Trustees fees and related expenses (Note 3)	226	4,232	—	4,458
Miscellaneous	275	3,404	—	3,679
Total expenses	119,538	47,196	—	166,734
Fees and expenses reimbursed by Manager (Note 3)	(48,484)	(47,196)	—	(95,680)
Net expenses	71,054	—	—	71,054
Net investment income (loss)	51,744	237,734	—	289,478
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	(14,101)	—	(14,101)
Investments in affiliated issuers	(1,038,330)	—	1,038,783	453
Closed futures contracts	—	(354,416)	—	(354,416)
Closed swap contracts	—	1,712,462	—	1,712,462
Net realized gain (loss)	(1,038,330)	1,343,945	1,038,783	1,344,398
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	60,994	—	60,994
Investments in affiliated issuers	4,638,181	—	(2,485,672)	2,152,509
Open futures contracts	—	117,059	—	117,059
Open swap contracts	—	(312,843)	—	(312,843)
Net unrealized gain (loss)	4,638,181	(134,790)	(2,485,672)	2,017,719
Net realized and unrealized gain (loss)	3,599,851	1,209,155	(1,446,889)	3,362,117
Net increase (decrease) in net assets resulting from operations	$3,651,595	$1,446,889	$(1,446,889)	$3,651,595

See accompanying notes to the financial statements.

6

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$289,478	$954,282
Net realized gain (loss)	1,344,398	(6,532,494)
Change in net unrealized appreciation (depreciation)	2,017,719	(5,876,671)
Net increase (decrease) in net assets from operations	3,651,595	(11,454,883)
Fund share transactions: (Note 7)
Proceeds from sale of shares	—	388
Cost of shares repurchased	(1,269,793)	(131,245)
Redemption fees	25,396	2,617
Net increase (decrease) in Fund share transactions	(1,244,397)	(128,240)
Total increase (decrease) in net assets	2,407,198	(11,583,123)
Net assets:
Beginning of period	22,388,867	33,971,990
End of period	$24,796,065	$22,388,867

See accompanying notes to the financial statements.

7

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008	2007	2006(a)
Net asset value, beginning of period	$21.94		$33.11		$28.54	$26.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.29		0.93		0.69	1.28	0.73
Net realized and unrealized gain (loss)	3.44		(12.10)		3.88 (c)	0.63	0.90
Total from investment operations	3.73		(11.17)		4.57	1.91	1.63
Net asset value, end of period	$25.67		$21.94		$33.11	$28.54	$26.63
Total Return(d)	17.00	%**	(33.74)%		16.01%	7.17%	6.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$24,796		$22,389		$33,972	$174,514	$181,947
Net expenses to average daily net assets(e)	0.60	%*	0.60	%(f)	0.60%	0.60%	0.61	%*
Net investment income to average daily net assets(b)	2.46	%*	3.24%		2.41%	4.60%	3.12	%*
Portfolio turnover rate	12	%**	89%		24%	12%	13	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.81	%*	0.73%		0.21%	0.12%	0.15	%*
Redemption fees consisted of the following per share amounts:†	$0.03		$0.00	(g)	—	—	—

(a)  Period from April 11, 2005 (commencement of operations) to February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Alternative Asset Opportunity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark. The Fund's benchmark is a composite of the Dow Jones-UBS Commodity Index, which is composed of futures contracts on nineteen physical commodities, and the J.P. Morgan U.S. 3 Month Cash Index, which measures the total return performance of three-month U.S. dollar Euro-deposits. The Dow Jones-UBS Commodity Index and J.P. Morgan U.S. 3 Month Cash Index each represent 50% of the composite benchmark. The Fund seeks indirect exposure to investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). The Fund's investment program has two primary components. One component is intended to gain indirect exposure to the commodity markets through the Fund's investments in a wholly owned subsidiary company (as discussed below), which, in turn, invests in various commodity-related derivatives. The Fund also may seek to add value by taking active positions in other exchange-traded and over-the-counter ("OTC") commodity-related derivatives, including options on commodity futures. The Fund also may use, directly or indirectly through its wholly owned subsidiary, a wide variety of other exchange-traded and OTC derivatives that are not linked to the value of a commodity or other commodity-related instrument (including financial futures, options, and swap contracts). The second component of the Fund's investment program consists of investments in U.S. and foreign fixed income securities, primarily asset-backed securities. The Fund has historically gained its investment exposure to fixed income securities through investment in GMO Short-Duration Collateral Fund ("SDCF"). A substantial portion of the Fund's investments (through SDCF) in fixed income securities may consist of asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest (including through SDCF) in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund may hold directly or indirectly (through SDCF) fixed income securities whose ratings, after the securities were acquired, were reduced below investment grade. In addition to its commodity-related investments, from time to time, the Fund may invest (through SDCF) a portion of its assets in a range of currency-related investments, including currency futures, forwards, and options. The Fund does not invest directly in commodities and commodity-related derivatives. Instead, to gain exposure to commodities and certain other assets, the Fund invests in a wholly owned subsidiary company, as noted above. GMO serves as the

9

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

investment manager to this company but does not receive any additional management or other fees for such services. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. Shares of SDCF are not publicly available for direct purchase.

As of August 31, 2009, shares of the Fund were not publicly offered and were principally available only to other series of the Trust and certain accredited investors.

The Fund currently limits subscriptions due to capacity considerations.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund expected to pay redemption requests with cash (less a redemption fee).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $3,135,950. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts (and the related notes when appoproate) of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in

10

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

GMO Alternative Asset SPC Ltd. The consolidated financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd. All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 11.86% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities

11

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a consolidated summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$7,898,411	$—	$7,898,411
TOTAL DEBT OBLIGATIONS	—	7,898,411	—	7,898,411
Mutual Funds	1,605,970	15,027,041	—	16,633,011
Short-Term Investments	—	479,962	—	479,962
Total Investments	1,605,970	23,405,414	—	25,011,384
Derivatives
Futures Contracts	244,426	—	—	244,426
Total	$1,850,396	$23,405,414	$—	$25,255,810

12

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts	$(56,971)	$—	$—	$(56,971)
Swap Agreements	—	(112,090)	—	(112,090)
Total	$(56,971)	$(112,090)	$—	$(169,061)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (direct and indirect) in securities and other financial instruments using Level 3 inputs were 49.29% and (0.15%) of total net assets, respectively.

The Fund held no investments or other financial instruments directly at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

13

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

14

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

15

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,698,604	$382,062	$(8,069,282)	$(7,687,220)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Distributions

Because the Fund has elected to be treated as a partnership for tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates).

16

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind

17

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Commodities Risk — Because of the Fund's indirect exposure to the global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. Credit risk is particularly pronounced for below investment grade securities. Additionally, to the extent that the Fund uses OTC derivatives, including swap contracts with longer-term maturities, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives may cause its portfolio to be leveraged. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, the Fund may be leveraged in relation to its assets. Leverage may increase the Fund's portfolio losses and reduce opportunities for gain when interest rates or currency rates are changing.

• Derivatives Risk — The use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may

18

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset. Derivatives risk is particularly pronounced for the Fund because a basic component of the Fund's principal investment strategies involves using derivatives, in particular commodity swap contracts, commodity futures, and other exchange-traded and OTC commodity-related derivatives, to gain indirect exposure to the investment returns of commodities that trade in the commodity markets.

• Management Risk — This is the risk that the Manager's strategies and techniques will fail to produce the desired results.

• Market Disruption and Geopolitical Risk — This is the risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

Other principal risks of an investment in the Fund include Focused Investment Risk (increased risk from the Fund's focus on investments in industries with high positive correlations to one another), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in

19

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

20

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms

21

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

(e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

22

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a consolidated summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	244,426	244,426
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$244,426	$244,426
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	(56,971)	(56,971)
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	(112,090)	(112,090)
Total	$—	$—	$—	$—	$(169,061)	$(169,061)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

23

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	(354,416)	(354,416)
Swap contracts	—	—	—	—	1,712,462	1,712,462
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$—	$1,358,046	$1,358,046
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	117,059	117,059
Swap contracts	—	—	—	—	(312,843)	(312,843)
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$—	$(195,784)	$(195,784)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Swaps
Average notional amount outstanding	$5,147,263	$8,698,254
Highest notional amount outstanding	5,411,607	10,009,814
Lowest notional amount outstanding	4,652,597	7,200,000

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under

24

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15%.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.45% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.45% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.45% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.004%	0.000%	0.002%	0.006%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $226 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

25

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's investments in commodity-related derivatives are generally made through GMO Alternative Asset SPC Ltd., a wholly owned subsidiary organized as a Bermuda limited liability company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$3,028,710	$1,348,666
Investments (non-U.S. Government securities)	3,125,880	1,520,000

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 87.75% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.70% of the Fund's shares were held by accounts for which the Manager had investment discretion.

26

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
	Shares	Amount	Shares	Amount
Shares sold	—	$—	15	$388
Shares repurchased	(54,564)	(1,269,793)	(5,333)	(131,245)
Redemption fees	—	25,396	—	2,617
Net increase (decrease)	(54,564)	$(1,244,397)	(5,318)	$(128,240)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$16,010,119	$—	$—	$121,841	$—	$15,027,041
GMO U.S. Treasury Fund	—	3,125,880	1,520,000	880	—	1,605,970
Totals	$16,010,119	$3,125,880	$1,520,000	$122,721	$—	$16,633,011

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

27

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees

28

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements,

29

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

30

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.61%	$1,000.00	$1,170.00	$3.34
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using the Fund's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.9%
Short-Term Investments	4.4
Options Purchased	2.6
Loan Participations	0.2
Swaps	0.1
Loan Assignments	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	0.0
Written Options	(0.8)
Reverse Repurchase Agreements	(2.8)
Other	0.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 5.1%
	United States — 5.1%
	U.S. Government
81,099,600	U.S. Treasury Inflation Indexed Bond, 0.88% , due 04/15/10 (a)	80,972,923
33,000,000	U.S. Treasury Note, 1.13% , due 01/15/12	32,927,796
	Total United States	113,900,719
	TOTAL DEBT OBLIGATIONS (COST $116,238,382)	113,900,719
	MUTUAL FUNDS — 92.1%
	United States — 92.1%
	Affiliated Issuers
7,397,456	GMO Emerging Country Debt Fund, Class IV	56,960,411
96,859,391	GMO Short-Duration Collateral Fund	1,554,593,219
41,284	GMO U.S. Treasury Fund	1,032,523
23,773,633	GMO World Opportunity Overlay Fund	460,257,541
	Total United States	2,072,843,694
	TOTAL MUTUAL FUNDS (COST $2,463,739,773)	2,072,843,694
	SHORT-TERM INVESTMENTS — 2.0%
	Money Market Funds — 2.0%
34,690,005	State Street Institutional Liquid Reserves Fund-Institutional Class	34,690,005
10,100,198	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	10,100,198
	TOTAL SHORT-TERM INVESTMENTS (COST $44,790,203)	44,790,203
	TOTAL INVESTMENTS — 99.2% (Cost $2,624,768,358)	2,231,534,616
	Other Assets and Liabilities (net) — 0.8%	17,930,241
	TOTAL NET ASSETS — 100.0%	$2,249,464,857

See accompanying notes to the financial statements.

2

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
200,000,000	USD	10/14/2009	Barclays Bank Plc	0.50%	Barclays U.S. TIPS
					10 Yr + Index Total
					Return (a)	$7,302,756
270,000,000	USD	10/15/2009	Barclays Bank Plc	0.50%	Barclays U.S. TIPS 10 Yr + Index Total Return (a)	10,839,602
						$18,142,358
					Premiums to (Pay) Receive	$—

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

TIPS - Treasury Inflation Protected Securities

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

3

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $161,028,585) (Note 2)	$158,690,922
Investments in affiliated issuers, at value (cost $2,463,739,773) (Notes 2 and 8)	2,072,843,694
Receivable for investments sold	21,187,758
Dividends and interest receivable	319,615
Receivable for open swap contracts (Note 2)	18,142,358
Receivable for expenses reimbursed by Manager (Note 3)	53,825
Total assets	2,271,238,172
Liabilities:
Payable for investments purchased	1,426
Payable for Fund shares repurchased	20,923,688
Payable to affiliate for (Note 3):
Management fee	475,061
Shareholder service fee	115,686
Trustees and Chief Compliance Officer of GMO Trust fees	5,116
Accrued expenses	252,338
Total liabilities	21,773,315
Net assets	$2,249,464,857
Net assets consist of:
Paid-in capital	$2,902,268,556
Distributions in excess of net investment income	(65,424,699)
Accumulated net realized loss	(212,287,616)
Net unrealized depreciation	(375,091,384)
$2,249,464,857
Net assets attributable to:
Class III shares	$103,285,492
Class VI shares	$2,146,179,365
Shares outstanding:
Class III	6,420,586
Class VI	133,548,933
Net asset value per share:
Class III	$16.09
Class VI	$16.07

See accompanying notes to the financial statements.

4

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$13,584,114
Interest	2,590,171
Dividends	253
Total investment income	16,174,538
Expenses:
Management fee (Note 3)	2,870,067
Shareholder service fee – Class III (Note 3)	149,022
Shareholder service fee – Class VI (Note 3)	576,772
Custodian, fund accounting agent and transfer agent fees	153,732
Legal fees	69,552
Audit and tax fees	34,776
Trustees fees and related expenses (Note 3)	34,434
Registration fees	1,012
Miscellaneous	18,125
Total expenses	3,907,492
Fees and expenses reimbursed by Manager (Note 3)	(242,052)
Indirectly incurred fees waived or borne by Manager (Note 3)	(102,173)
Shareholder service fee waived (Note 3)	(25,142)
Net expenses	3,538,125
Net investment income (loss)	12,636,413
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(5,423,686)
Investments in affiliated issuers	42,114
Closed futures contracts	30,988
Closed swap contracts	(80,457,812)
Written options	4,913,875
Net realized gain (loss)	(80,894,521)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,598,352
Investments in affiliated issuers	300,282,519
Open futures contracts	(280,619)
Open swap contracts	135,530,070
Written options	(2,056,500)
Net unrealized gain (loss)	437,073,822
Net realized and unrealized gain (loss)	356,179,301
Net increase (decrease) in net assets resulting from operations	$368,815,714

See accompanying notes to the financial statements.

5

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,636,413	$125,135,018
Net realized gain (loss)	(80,894,521)	(297,988,395)
Change in net unrealized appreciation (depreciation)	437,073,822	(683,189,195)
Net increase (decrease) in net assets from operations	368,815,714	(856,042,572)
Distributions to shareholders from:
Net investment income
Class III	(878,008)	(8,839,751)
Class VI	(8,715,034)	(159,237,634)
Total distributions from net investment income	(9,593,042)	(168,077,385)
Return of capital
Class III	(49,671,519)	—
Class VI	(493,035,441)	—
Total distributions from return of capital	(542,706,960)	—
	(552,300,002)	(168,077,385)
Net share transactions (Note 7):
Class III	(104,973,375)	(688,142)
Class VI	63,671,699	(1,905,410,410)
Increase (decrease) in net assets resulting from net share transactions	(41,301,676)	(1,906,098,552)
Redemption fees (Notes 2 and 7):
Class III	42,480	190,982
Class VI	558,877	4,100,512
Increase in net assets resulting from redemption fees	601,357	4,291,494
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(40,700,319)	(1,901,807,058)
Total increase (decrease) in net assets	(224,184,607)	(2,925,927,015)
Net assets:
Beginning of period	2,473,649,464	5,399,576,479
End of period (including distributions in excess of net investment income of $65,424,699 and $68,468,070, respectively)	$2,249,464,857	$2,473,649,464

See accompanying notes to the financial statements.

6

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$17.37		$23.60		$25.22		$25.06
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.71		0.78		0.96
Net realized and unrealized gain (loss)	2.51		(5.70)		(1.37)		0.34
Total from investment operations	2.60		(4.99)		(0.59)		1.30
Less distributions to shareholders:
From net investment income	(0.07)		(1.24)		(0.97)		(1.14)
From net realized gains	—		—		(0.06)		—
Return of capital	(3.81)		—		—		—
Total distributions	(3.88)		(1.24)		(1.03)		(1.14)
Net asset value, end of period	$16.09		$17.37		$23.60		$25.22
Total Return(c)	17.74	%**	(21.20)%		(2.39)%		5.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$103,285		$227,453		$277,879		$226,917
Net expenses to average daily net assets(d)	0.39	%*	0.40	%(e)	0.38	%(e)	0.39	%*
Net investment income to average daily net assets(b)	1.08	%*	3.32%		3.12%		5.96	%*
Portfolio turnover rate	19	%**	70%		67%		7	%††**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.02		—		—

(a)  Period from July 13, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$17.35		$23.57		$25.22		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.68		0.97		0.76
Net realized and unrealized gain (loss)	2.51		(5.64)		(1.55)		0.61
Total from investment operations	2.60		(4.96)		(0.58)		1.37
Less distributions to shareholders:
From net investment income	(0.07)		(1.26)		(1.01)		(1.15)
From net realized gains	—		—		(0.06)		—
Return of capital	(3.81)		—		—		—
Total distributions	(3.88)		(1.26)		(1.07)		(1.15)
Net asset value, end of period	$16.07		$17.35		$23.57		$25.22
Total Return(c)	17.73	%**	(21.09)%		(2.35)%		5.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,146,179		$2,246,197		$5,121,698		$2,224,310
Net expenses to average daily net assets(d)	0.30	%*	0.30	%(e)	0.29	%(e)	0.29	%*
Net investment income to average daily net assets(b)	1.10	%*	3.14%		3.87%		4.01	%*
Portfolio turnover rate	19	%**	70%		67%		7	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.02		—		—

(a)  Period from May 31, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Strategic Fixed Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years. The Fund typically invests in fixed income securities. The Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing bonds denominated in various currencies. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the Fund invests (directly or indirectly through investment in other series of the Trust) at least 80% of its assets in fixed income securities. For these purposes, "fixed income securities" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, credit default swaps and other swap contracts; shares of SDCF (to gain exposure to asset-backed securities); shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold

9

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

material positions of below investment grade securities. This is in addition to the Fund's emerging country debt investments. The Fund also invests in unaffiliated money market funds.

As of August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

Since April 2009, the Fund has declared and paid dividends when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund intends to continue this practice for the time being.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF and Overlay Fund were not publicly available for direct purchase.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

The Fund was not offering shares for purchase as of August 31, 2009.

On March 19, 2009, the Trustees approved GMO's plan to maximize the amount of cash distributed to shareholders that represents receipts on its portfolio holdings (including shares of the underlying funds) and from dispositions of those holdings. The plan was adopted in light of the requirements of Section 562 (b) of the Code and calls for the Fund to cease operations within 2 years. For purposes of meeting that timetable, the Fund may distribute securities (including shares of the underlying funds) in-kind (See Note 9 — Subsequent events).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be

10

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

a return of capital as of August 31, 2009. The estimated return of capital is $324,423,529. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. Furthermore, the "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are also estimates as of August 31, 2009. Both the dividends from affiliated issuers and distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 18.34% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the

11

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$32,927,796	$80,972,923	$—	$113,900,719
TOTAL DEBT OBLIGATIONS	32,927,796	80,972,923	—	113,900,719
Mutual Funds	57,992,934	2,014,850,760	—	2,072,843,694
Short-Term Investments	—	44,790,203	—	44,790,203
Total Investments	90,920,730	2,140,613,886	—	2,231,534,616
Derivatives
Swap Agreements	—	18,142,358	—	18,142,358
Total	$90,920,730	$2,158,756,244	$—	$2,249,676,974

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 70.99% and (0.16)% of total net assets, respectively.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

12

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the

13

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

14

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

For the period ended August 31, 2009, investment activity in written options contracts was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$—	—	$—	$—	(3,000)	$(3,462,750)
Options written	—	—	—	—	(1,000)	(1,451,125)
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	3,000	3,462,750
Options sold	—	—	—	—	1,000	1,451,125
Outstanding, end of period	$—	—	$—	$—	—	$—

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. The Fund had no loan agreements outstanding at the end of the period.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

15

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

16

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all

17

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). As of August 31, 2009, all distributions have been paid in cash. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $92,972,393 and post-October currency losses of $6,458,589.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(137,475,668)
Total	$(137,475,668)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,587,632,902	$—	$(356,098,286)	$(356,098,286)

18

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or

19

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

20

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies), Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, or sectors with high positive correlations to one another), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. Certain of the above-referenced risks will be more pronounced for the Fund as a result of its investment in ECDF. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service

21

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally

22

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

govern over-the-counter derivative transactions entered into by the Fund. The ISDA Master Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund's operations. Due to declines in the net assets of the Fund prior to August 31, 2009, one or more counterparties are entitled to terminate early but none has taken such action.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

23

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

24

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

25

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	18,142,358	—	—	—	—	18,142,358
Total	$18,142,358	$—	$—	$—	$—	$18,142,358
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

26

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	30,988	—	—	—	—	30,988
Swap contracts	(80,457,812)	—	—	—	—	(80,457,812)
Written options	4,913,875	—	—	—	—	4,913,875
Forward currency contracts	—	—	—	—	—	—
Total	$(75,512,949)	$—	$—	$—	$—	$(75,512,949)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$2,302,874	$—	$—	$—	$—	$2,302,874
Futures contracts	(280,619)	—	—	—	—	(280,619)
Swap contracts	135,530,070	—	—	—	—	135,530,070
Written options	(2,056,500)	—	—	—	—	(2,056,500)
Forward currency contracts	—	—	—	—	—	—
Total	$135,495,825	$—	$—	$—	$—	$135,495,825

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Swaps	Options
Average notional amount outstanding	$7,301,259	$2,647,805,523	$85,714,286
Highest notional amount outstanding	51,108,813	15,643,319,332	600,000,000
Lowest notional amount outstanding	—	470,000,000	—

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

27

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.014%	0.002%	0.011%	0.027%

28

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $29,466 and $11,316, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$16,962,813
Investments (non-U.S. Government securities)	377,052,780	375,098,875

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 74.32% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.79% of the Fund's shares were held by accounts for which the Manager had investment discretion.

29

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	102,086	$1,774,254	6,706,775	$123,683,482
Shares issued to shareholders in reinvestment of distributions	—	—	400,493	7,025,456
Shares repurchased	(6,775,867)	(106,747,629)	(5,789,615)	(131,397,080)
Redemption fees	—	42,480	—	190,982
Net increase (decrease)	(6,673,781)	$(104,930,895)	1,317,653	$(497,160)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	5,504,041	$86,785,072	3,935,250	$89,019,736
Shares issued to shareholders in reinvestment of distributions	—	—	9,080,584	159,234,461
Shares repurchased	(1,429,232)	(23,113,373)	(100,806,037)	(2,153,664,607)
Redemption fees	—	558,877	—	4,100,512
Net increase (decrease)	4,074,809	$64,230,576	(87,790,203)	$(1,901,309,898)

30

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$43,275,117	$—	$—	$888,434	$—	$56,960,411
GMO Short-Duration Collateral Fund	1,656,295,579	—	—	12,604,862	—	1,554,593,219
GMO U.S. Treasury Fund	—	375,690,818	374,700,000	90,818	$—	1,032,523
GMO World Opportunity Overlay Fund	436,246,172	—	—	—	—	460,257,541	☐
Totals	$2,135,816,868	$375,690,818	$374,700,000	$13,584,114	$—	$2,072,843,694

☐  The Fund received return of capital distributions in the amount of $39,865,097.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the fund's redemption fee was eliminated.

On March 19, 2009, the Trustees of the Trust adopted a plan to cease the operations of the Fund within two years of that date. On October 19, 2009, the Trustees revoked that plan. "Distributions to shareholders", as disclosed in the Statement of Changes in Net Assets and the Financial Highlights for the period ended August 31, 2009 ("the statements"), have been adjusted to reclassify a portion of the distributions initially declared as a "return of capital" to "distributions from net investment income". The estimated sources of the distributions to shareholders as disclosed in the statements are subject to reclassification (depending on subsequent Fund operations) and will not be finalized until February 28, 2010, the Fund's fiscal year-end.

The Fund previously reported the estimated sources of "distributions from return of capital" paid on a per share basis. Pursuant to Rule 19a-1(e) of the Investment Company Act of 1940, the following serves as an update to the previously reported estimated sources of the distributions paid to shareholders. 1.74% of the distributions designated as "distributions from return of capital" in the 6 month period ended August 31, 2009 has been reclassified as distributions from "dividends" (income derived from dividends, interest and other income sources).

31

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

32

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record

33

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

34

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$1,177.40	$2.31
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class VI
1) Actual	0.33%	$1,000.00	$1,177.30	$1.81
2) Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

35

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	74.1%
Short-Term Investments	26.3
Forward Currency Contracts	0.0
Swaps	(0.1)
Reverse Repurchase Agreements	(0.3)
Other	0.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 18.8%
	U.S. Government Agency — 18.8%
81,667	Agency for International Development Floater (Support of Botswana), 6 mo. U.S. Treasury Bill + .40%, 0.66%, due 10/01/12 (a)	79,480
526,725	Agency for International Development Floater (Support of C.A.B.E.I), 6 mo. U.S. Treasury Bill + .40%, 0.66%, due 10/01/12 (a)	512,574
420,792	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.26%, due 10/01/11 (a)	410,716
29,952	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.61%, due 05/01/14 (a)	28,704
231,581	Small Business Administration Pool #502320, Prime - 2.19%, 1.06%, due 08/25/18	230,086
	Total U.S. Government Agency	1,261,560
	TOTAL DEBT OBLIGATIONS (COST $1,290,473)	1,261,560
	MUTUAL FUNDS — 80.5%
	Affiliated Issuers — 80.5%
231,576	GMO Short-Duration Collateral Fund	3,716,797
9,192	GMO Special Purpose Holding Fund (b)	5,791
67,257	GMO U.S. Treasury Fund	1,682,108
	TOTAL MUTUAL FUNDS (COST $6,337,256)	5,404,696

See accompanying notes to the financial statements.

2

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
55,165	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	55,165
	TOTAL SHORT-TERM INVESTMENTS (COST $55,165)	55,165
	TOTAL INVESTMENTS — 100.1% (Cost $7,682,894)	6,721,421
	Other Assets and Liabilities (net) — (0.1%)	(5,201)
	TOTAL NET ASSETS — 100.0%	$6,716,220

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank for Economic Integration

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Underlying investment represents interests in defaulted securities.

See accompanying notes to the financial statements.

3

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $1,345,638) (Note 2)	$1,316,725
Investments in affiliated issuers, at value (cost $6,337,256) (Notes 2 and 8)	5,404,696
Receivable for investments sold	4,123
Dividends and interest receivable	3,557
Receivable for expenses reimbursed by Manager (Note 3)	3,751
Total assets	6,732,852
Liabilities:
Payable for investments purchased	368
Payable to affiliate for (Note 3):
Management fee	283
Shareholder service fee	850
Accrued expenses	15,131
Total liabilities	16,632
Net assets	$6,716,220
Net assets consist of:
Paid-in capital	$10,381,184
Distributions in excess of net investment income	(16,076)
Accumulated net realized loss	(2,687,415)
Net unrealized depreciation	(961,473)
$6,716,220
Net assets attributable to:
Class III shares	$6,716,220
Shares outstanding:
Class III	864,687
Net asset value per share:
Class III	$7.77

See accompanying notes to the financial statements.

4

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$32,064
Interest	4,689
Dividends	173
Total investment income	36,926
Expenses:
Management fee (Note 3)	1,618
Shareholder service fee – Class III (Note 3)	4,852
Audit and tax fees	18,768
Registration fees	2,117
Custodian, fund accounting agent and transfer agent fees	1,012
Legal fees	184
Trustees fees and related expenses (Note 3)	50
Total expenses	28,601
Fees and expenses reimbursed by Manager (Note 3)	(22,080)
Net expenses	6,521
Net investment income (loss)	30,405
Realized and unrealized gain (loss):
Investments in unaffiliated issuers	40
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	16,336
Investments in affiliated issuers	531,755
Net unrealized gain (loss)	548,091
Net realized and unrealized gain (loss)	548,131
Net increase (decrease) in net assets resulting from operations	$578,536

See accompanying notes to the financial statements.

5

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$30,405	$264,898
Net realized gain (loss)	40	20,786
Change in net unrealized appreciation (depreciation)	548,091	(1,134,234)
Net increase (decrease) in net assets from operations	578,536	(848,550)
Distributions to shareholders from:
Net investment income
Class III	(47,230)	(264,963)
Net share transactions (Note 7):
Class III	(44,388)	(34,132)
Redemption fees (Notes 2 and 7):
Class III	1,201	352
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(43,187)	(33,780)
Total increase (decrease) in net assets	488,119	(1,147,293)
Net assets:
Beginning of period	6,228,101	7,375,394
End of period (including distributions in excess of net investment income of $16,076 and accumulated undistributed net investment income of $749, respectively)	$6,716,220	$6,228,101

See accompanying notes to the financial statements.

6

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.15		$8.45	$8.93	$8.82	$8.77	$8.75
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.30	0.32	0.47	0.27	0.23
Net realized and unrealized gain (loss)	0.63		(1.29)	(0.28)	0.11	0.07	(0.01)
Total from investment operations	0.67		(0.99)	0.04	0.58	0.34	0.22
Less distributions to shareholders:
From net investment income	(0.05)		(0.31)	(0.52)	(0.47)	(0.29)	(0.20)
Total distributions	(0.05)		(0.31)	(0.52)	(0.47)	(0.29)	(0.20)
Net asset value, end of period	$7.77		$7.15	$8.45	$8.93	$8.82	$8.77
Total Return(b)	9.47	%**	(11.78)%	0.40%	6.62%	3.83%	2.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,716		$6,228	$7,375	$31,315	$29,454	$29,607
Net expenses to average daily net assets(c)	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income to average daily net assets(a)	0.94	%*	3.81%	3.59%	5.21%	3.01%	2.57%
Portfolio turnover rate	3	%**	4%	5%	12%	17%	101%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.68	%*	0.79%	0.60%	0.14%	0.13%	0.10%
Redemption fees consisted of the following per share amounts:†	$0.00	(d)	$0.00 (d)	—	—	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Short-Duration Investment Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the Fund may invest in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances, and other bank obligations. The Fund has invested a substantial portion of its assets in GMO Short-Duration Collateral Fund ("SDCF") (which invests primarily in asset-backed securities). Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its holdings of SDCF, currently holds and may continue to hold material positions of below investment grade securities. The Fund also invests in unaffiliated money market funds and in GMO U.S. Treasury Fund. The Fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. The Fund's benchmark is the J.P. Morgan U.S. 3 Month Cash Index.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of GMO Special Purpose Holding Fund ("SPHF") and SDCF were not publicly available for direct purchase.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Begining July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP

8

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $775,648. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 29.60% of the net assets of the Fund.

9

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued debt securities using a specified spread above the LIBOR Rate.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government Agency	$—	$230,086	$1,031,474	$1,261,560
TOTAL DEBT OBLIGATIONS	—	230,086	1,031,474	1,261,560
Mutual Funds	1,682,108	3,722,588	—	5,404,696
Short-Term Investments	—	55,165	—	55,165
Total Investments	$1,682,108	$4,007,839	$1,031,474	$6,721,421

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 60.36% and (0.13)% of total net assets, respectively.

10

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations U.S. Government Agency	$1,195,846	$(172,755)	$30	$40	$14,104	$(5,791)	$1,031,474
Total	$1,195,846	$(172,755)	$30	$40	$14,104	$(5,791)	$1,031,474

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or

11

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(470,429)
2/28/2013	(708)
2/28/2014	(1,377,141)
2/29/2016	(226,383)
Total	$(2,074,661)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,299,462	$53,593	$(1,631,634)	$(1,578,041)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted

12

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

13

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or to meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF. The Fund invests in fixed income securities, in particular asset-backed securities, that may be less liquid than the securities in its benchmark. As a result, the Fund's investments may not be as liquid as those of other short-duration fixed income funds.

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans).

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund or SDCF involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund or SDCF), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or borrower of an underlying fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or

14

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

redeeming Fund shares in large amounts and/or on a frequent basis). The Fund and SDCF are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund's performance more than if the Fund or SDCF were diversified. For more information about reverse repurchase agreements and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some

15

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

Other Matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2009, the Fund received no distributions through SPHF in connection with settlement agreements related to that litigation.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.05% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging

16

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.05% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.05% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.037%	0.000%	0.002%	0.039%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO the period ended August 31, 2009 was $50 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $1,681,928 and $185,103, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

17

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 55.73% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2009, 13.89% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 77.90% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	4	$32
Shares issued to shareholders in reinvestment of distributions	3,480	25,773	23,717	175,909
Shares repurchased	(9,601)	(70,161)	(25,867)	(210,073)
Redemption fees	—	1,201	—	352
Net increase (decrease)	(6,121)	$(43,187)	(2,146)	$(33,780)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$3,959,951	$—	$—	$30,136	$—	$3,716,797
GMO Special Purpose Holding Fund	6,710	—	—	—	—	5,791
GMO U.S. Treasury Fund	—	1,681,928	—	1,928	—	1,682,108
Totals	$3,966,661	$1,681,928	$—	$32,064	$—	$5,404,696

18

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated

19

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

20

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management

21

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

22

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.24%	$1,000.00	$1,094.70	$1.27
2) Hypothetical	0.24%	$1,000.00	$1,024.00	$1.22

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	88.6%
Short-Term Investments	12.1
Options Purchased	2.0
Futures	0.9
Forward Currency Contracts	0.4
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swaps	(0.5)
Written Options	(0.6)
Reverse Repurchase Agreements	(2.3)
Other	(0.9)
100.0%
Country Summary**	% of Investments
Euro Region***	52.8%
Japan	26.2
United Kingdom	14.1
Emerging****	4.5
Canada	4.1
Australia	2.4
Sweden	0.4
United States	(4.5)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Uruguay, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

1

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 22.2%
		Canada — 1.1%
		Foreign Government Obligations
CAD	1,760,000	Government of Canada, 8.00%, due 06/01/23	2,318,634
		France — 2.9%
		Foreign Government Obligations
EUR	4,500,000	Government of France, 4.00%, due 10/25/38	6,335,075
		Germany — 3.3%
		Foreign Government Obligations
EUR	4,500,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	7,116,960
		Japan — 7.4%
		Foreign Government Obligations
JPY	1,438,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	16,028,305
		United Kingdom — 3.6%
		Foreign Government Obligations
GBP	4,500,000	U.K. Treasury Gilt, 4.25%, due 12/07/27	7,661,302
		United States — 3.9%
		U.S. Government
USD	8,411,594	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a) (b)	8,398,455
		TOTAL DEBT OBLIGATIONS (COST $47,087,642)	47,858,731

See accompanying notes to the financial statements.

2

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 74.5%
	United States — 74.5%
	Affiliated Issuers
1,026,942	GMO Emerging Country Debt Fund, Class III	7,907,457
6,390,009	GMO Short-Duration Collateral Fund	102,559,652
37,466	GMO Special Purpose Holding Fund (c)	23,604
613,955	GMO U.S. Treasury Fund	15,355,011
1,778,001	GMO World Opportunity Overlay Fund	34,422,091
	Total United States	160,267,815
	TOTAL MUTUAL FUNDS (COST $185,774,272)	160,267,815
	SHORT-TERM INVESTMENTS — 3.0%
	Money Market Funds — 3.0%
6,473,900	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	6,473,900
	TOTAL SHORT-TERM INVESTMENTS (COST $6,473,900)	6,473,900
	TOTAL INVESTMENTS — 99.7% (Cost $239,335,814)	214,600,446
	Other Assets and Liabilities (net) — 0.3%	549,959
	TOTAL NET ASSETS — 100.0%	$215,150,405

See accompanying notes to the financial statements.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/20/09	AUD	900,000	$757,805	$9,905
9/01/09	AUD	900,000	760,680	58,680
9/08/09	CAD	2,600,000	2,375,017	49,436
10/06/09	EUR	52,700,000	75,553,112	(310,646)
9/15/09	GBP	4,300,000	6,999,967	(92,883)
10/13/09	JPY	5,590,000,000	60,092,174	1,049,323
			$146,538,755	$763,815
Sales #
9/01/09	AUD	900,000	$760,680	$(9,990)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/22/09	EUR	1,300,000	SEK	13,585,000	$44,841

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
17	Australian Government Bond 10 Yr.	September 2009	$1,503,915	$7,980
29	Australian Government Bond 3 Yr.	September 2009	2,516,526	(25,664)
33	Canadian Government Bond 10 Yr.	December 2009	3,632,336	14,010
215	Euro Bund	September 2009	37,797,490	1,199,187
169	Euro BOBL	September 2009	28,174,541	449,499
400	Federal Funds 30 day	September 2009	166,388,310	(9,206)

See accompanying notes to the financial statements.

4

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
12	Japanese Government Bond 10 Yr. (TSE)	September 2009	$17,942,612	$398,193
3	U.S. Treasury Note 5 Yr. (CBT)	December 2009	345,750	1,494
63	UK Gilt Long Bond	December 2009	12,151,419	34,605
			$270,452,899	$2,070,098
Sales
2	U.S. Treasury Bond (CBT)	December 2009	$239,500	$(1,311)
14	U.S. Treasuy Note 2 Yr. (CBT)	December 2009	3,028,813	(6,962)
52	U.S. Treasury Note 10 Yr. (CBT)	December 2009	6,095,375	(35,093)
			$9,363,688	$(43,366)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
21,000,000	USD	3/20/2014	Deutsche	(Pay)	1.70%	0.71%	Republic of	NA		$(960,257)
			Bank AG				Italy
15,000,000	USD	3/20/2019	Deutsche	Receive	1.66%	0.77%	Republic of	15,000,000	USD	1,109,783
			Bank AG				Italy
										$149,526
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection. (Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.

5

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $53,561,542) (Note 2)	$54,332,631
Investments in affiliated issuers, at value (cost $185,774,272) (Notes 2 and 8)	160,267,815
Dividends and interest receivable	473,745
Unrealized appreciation on open forward currency contracts (Note 2)	1,212,185
Receivable for variation margin on open futures contracts (Note 2)	2,422,420
Receivable for open swap contracts (Note 2)	1,109,783
Receivable for expenses reimbursed by Manager (Note 3)	12,911
Other expense reimbursement from Manager (Note 2)	830,768
Total assets	220,662,258
Liabilities:
Foreign currency due to custodian	942,655
Payable for investments purchased	752,799
Payable to affiliate for (Note 3):
Management fee	44,675
Shareholder service fee	26,805
Trustees and Chief Compliance Officer of GMO Trust fees	482
Payable to broker for closed futures contracts	1,478,383
Unrealized depreciation on open forward currency contracts (Note 2)	413,519
Payable for open swap contracts (Note 2)	960,257
Accrued expenses	892,278
Total liabilities	5,511,853
Net assets	$215,150,405
Net assets consist of:
Paid-in capital	$280,701,480
Accumulated undistributed net investment income	25,485,719
Accumulated net realized loss	(69,251,207)
Net unrealized depreciation	(21,785,587)
$215,150,405
Net assets attributable to:
Class III shares	$215,150,405
Shares outstanding:
Class III	30,503,197
Net asset value per share:
Class III	$7.05

See accompanying notes to the financial statements.

7

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,000,208
Interest	780,514
Dividends	2,285
Total investment income	1,783,007
Expenses:
Management fee (Note 3)	260,346
Shareholder service fee – Class III (Note 3)	156,208
Custodian, fund accounting agent and transfer agent fees	48,024
Audit and tax fees	33,396
Legal fees	6,808
Trustees fees and related expenses (Note 3)	2,224
Registration fees	2,116
Miscellaneous	2,116
Total expenses	511,238
Fees and expenses reimbursed by Manager (Note 3)	(88,688)
Expense reductions (Note 2)	(2)
Indirectly incurred fees waived or borne by Manager (Note 3)	(14,340)
Shareholder service fee waived (Note 3)	(5,289)
Net expenses	402,919
Net investment income (loss)	1,380,088
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(249,873)
Investments in affiliated issuers	(6,211,252)
Closed futures contracts	(2,582,734)
Closed swap contracts	(42,600)
Foreign currency, forward contracts and foreign currency related transactions	1,934,391
Net realized gain (loss)	(7,152,068)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,259,526
Investments in affiliated issuers	27,722,675
Open futures contracts	1,666,148
Open swap contracts	180,031
Foreign currency, forward contracts and foreign currency related transactions	11,516,002
Net unrealized gain (loss)	45,344,382
Net realized and unrealized gain (loss)	38,192,314
Net increase (decrease) in net assets resulting from operations	$39,572,402

See accompanying notes to the financial statements.

8

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,380,088	$8,570,499
Net realized gain (loss)	(7,152,068)	(27,717,738)
Change in net unrealized appreciation (depreciation)	45,344,382	(74,511,421)
Net increase (decrease) in net assets from operations	39,572,402	(93,658,660)
Distributions to shareholders from:
Net investment income
Class III	(12,100,001)	(53,793,041)
Net share transactions (Note 7):
Class III	(24,169,663)	(155,905,746)
Redemption fees (Notes 2 and 7):
Class III	83,993	550,622
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(24,085,670)	(155,355,124)
Total increase (decrease) in net assets	3,386,731	(302,806,825)
Net assets:
Beginning of period	211,763,674	514,570,499
End of period (including accumulated undistributed net investment income of $25,485,719 and $36,205,632, respectively)	$215,150,405	$211,763,674

See accompanying notes to the financial statements.

9

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009	2008		2007		2006	2005
Net asset value, beginning of period	$6.17		$9.51	$9.73		$9.57		$10.61	$10.38
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.19	0.41		0.41		0.21	0.17
Net realized and unrealized gain (loss)	1.23		(2.32)	0.31		0.38		(0.93)	1.02
Total from investment operations	1.27		(2.13)	0.72		0.79		(0.72)	1.19
Less distributions to shareholders:
From net investment income	(0.39)		(1.21)	(0.94)		(0.54)		(0.31)	(0.91)
From net realized gains	—		—	—		(0.09)		(0.01)	(0.05)
Total distributions	(0.39)		(1.21)	(0.94)		(0.63)		(0.32)	(0.96)
Net asset value, end of period	$7.05		$6.17	$9.51		$9.73		$9.57	$10.61
Total Return(b)	21.19	%**	(24.52)%	8.09%		8.32%		(6.83)%	11.81%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$215,150		$211,764	$514,570		$449,478		$422,528	$438,365
Net expenses to average daily net assets(c)	0.39	%(d)*	0.39%	0.38	%(d)	0.39%		0.39%	0.39%
Net investment income to average daily net assets(a)	1.33	%*	2.20%	4.26%		4.17%		2.13%	1.65%
Portfolio turnover rate	6	%**	47%	51%		32%		36%	51%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.10	%*	0.09%	0.07%		0.26	%(e)	0.08%	0.09%
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01	—		—		—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager (Note 2).

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index. The Fund typically invests in bonds included in the Fund's benchmark and in securities and instruments with similar characteristics. The Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing bonds denominated in various currencies. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the Fund invests (directly and indirectly through other series of the Trust) at least 80% of its assets in bonds. For these purposes, the term "bonds" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); shares of SDCF (to gain exposure to asset-backed securities); shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of emerging countries); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the Fund's emerging country debt investments. The Fund also may invest in unaffiliated money market funds.

11

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect). As of August 31, 2009, shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund were not publicly available for direct purchase.

From prior to March 1, 2009 through July 12, 2009, the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund had established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $22,112,994. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost.

12

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 20.27% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund utilizes third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps.

13

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Foreign Government Obligations	$—	$39,460,276	$—	$39,460,276
U.S. Government	—	8,398,455	—	8,398,455
TOTAL DEBT OBLIGATIONS	—	47,858,731	—	47,858,731
Mutual Funds	23,262,468	137,005,347	—	160,267,815
Short-Term Investments	—	6,473,900	—	6,473,900
Total Investments	23,262,468	191,337,978	—	214,600,446
Derivatives
Forward Currency Contracts	—	1,212,185	—	1,212,185
Futures Contracts	2,104,968	—	—	2,104,968
Swap Agreements	—	—	1,109,783	1,109,783
Total	$25,367,436	$192,550,163	$1,109,783	$219,027,382

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(413,519)	$—	$(413,519)
Futures Contracts	(78,236)	—	—	(78,236)
Swap Agreements	—	—	(960,257)	(960,257)
Total	$(78,236)	$(413,519)	$(960,257)	$(1,452,012)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their

14

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

financial statements. The aggregate net value of the Fund's investments (both direct and indirect ) in securities and other financial instruments using Level 3 inputs were 51.96% and (0.07%) of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Mutual Fund	$27,350	$—	$—	$—	$(3,746)	$(23,604)	$—
Swaps	(30,505)	(42,600)	—	42,600	180,031	—	149,526
Total	$(3,155)	$(42,600)	$—	$42,600	$176,285	$(23,604)	$149,526

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

15

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

16

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

17

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not received timely by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to

18

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g., monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

19

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $8,848,476.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Such losses expire as follows:

2/28/2015	$(23,687,952)
2/29/2016	(507,910)
2/28/2017	(14,485,912)
Total	$(38,681,774)

Utilization of the capital loss carryforwards, post-October capital losses and future losses, if any, realized subsequent to February 28, 2009, could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$248,447,778	$1,137,638	$(34,984,970)	$(33,847,332)

On October 12, 2006, the Fund paid a dividend under Code Section 860 of $0.09229 per share to shareholders of record as of October 11, 2006. It is anticipated the Fund will be required to make a payment, estimated to be, $830,768 to the Internal Revenue Service ("IRS") related to such dividend, which has been included in accrued expenses on the Statement of Assets and Liabilities. The Manager will make a reimbursement payment to the Fund concurrent with the Fund's payment to the IRS.

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $6,390,613.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to

20

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the

21

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008.This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

22

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, or sectors with high positive correlations to one another), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreement and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures, and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below. Certain of the above-referenced risks will be more pronounced for the Fund as a result of its investment in ECDF.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type

23

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Master Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund's operations. Due to declines in the net assets of the Fund prior to August 31, 2009, one or more counterparties are entitled to terminate early but none has taken such action.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133

24

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue

25

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

26

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	2,104,968	—	—	—	—	2,104,968
Unrealized appreciation on forward currency contracts	—	1,212,185	—	—	—	1,212,185
Unrealized appreciation on swap agreements	—	—	1,109,783	—	—	1,109,783
Total	$2,104,968	$1,212,185	$1,109,783	$—	$—	$4,426,936
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	(78,236)	—	—	—	—	(78,236)
Unrealized depreciation on forward currency contracts	—	(413,519)	—	—	—	(413,519)
Unrealized depreciation on swap agreements	—	—	(960,257)	—	—	(960,257)
Total	$(78,236)	$(413,519)	$(960,257)	$—	$—	$(1,452,012)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

27

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(2,582,734)	—	—	—	—	(2,582,734)
Swap contracts	—	—	(42,600)	—	—	(42,600)
Written options	—	—	—	—	—	—
Forward currency contracts	—	1,954,641	—	—	—	1,954,641
Total	$(2,582,734)	$1,954,641	$(42,600)	$—	$—	$(670,693)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	1,666,148	—	—	—	—	1,666,148
Swap contracts	—	—	180,031	—	—	180,031
Written options	—	—	—	—	—	—
Forward currency contracts	—	11,504,111	—	—	—	11,504,111
Total	$1,666,148	$11,504,111	$180,031	$—	$—	$13,350,290

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Swaps
Average notional amount outstanding	$162,055,448	$244,076,186	$36,000,000
Highest notional amount outstanding	180,541,615	451,555,746	36,000,000
Lowest notional amount outstanding	149,158,171	113,841,668	36,000,000

Other matters

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2009, the Fund received no distributions through SPHF in connection with settlement agreements related to that litigation.

28

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.022%	0.005%	0.010%	0.037%

29

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $1,764 and $1,012, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations and class exchanges, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$178,867
Investments (non-U.S. Government securities)	36,117,816	11,542,399

Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $18,714,234.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 67.75% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 2.45% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 29.96% of the Fund's shares were held by accounts for which the Manager had investment discretion.

30

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	18,052	$114,154	251,099	$2,399,856
Shares issued to shareholders in reinvestment of distributions	128,981	851,231	6,462,644	51,930,698
Shares repurchased	(3,952,346)	(25,135,048)	(26,487,403)	(210,236,300)
Redemption fees	—	83,993	—	550,622
Net increase (decrease)	(3,805,313)	$(24,085,670)	(19,773,660)	$(155,355,124)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$6,547,297	$121,445	$686,730	$121,445	$—	$7,907,457
GMO Short-Duration Collateral Fund	121,140,551	—	11,232,639	859,158	—	102,559,652
GMO Special Purpose Holding Fund	27,350	—	—	—	—	23,604
GMO U.S. Treasury Fund	—	26,299,605	10,950,000	19,605	—	15,355,011
GMO World Opportunity Overlay Fund	36,170,948	—	3,551,413	—	—	34,422,091	☐
Totals	$163,886,146	$26,421,050	$26,420,782	$1,000,208	$—	$160,267,815

☐  The Fund received return of capital distributions in the amount of $3,017,029.

31

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

32

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

33

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the

34

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

35

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$1,211.90	$2.34
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO Real Estate Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.9%
Short-Term Investments	2.2
Other	(0.1)
100.0%
Industry Summary	% of REIT Investments
Health Care	14.2%
Shopping Centers	13.5
Apartments	12.8
Office Suburban	11.3
Storage	8.5
Diversified	7.6
Industrial	7.3
Office Central Business District	7.3
Regional Malls	6.6
Hotels	5.3
Triple Net	4.0
Manufactured Housing	1.0
Outlets	0.6
100.0%

1

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 97.9%
	REAL ESTATE INVESTMENT TRUSTS — 97.9%
	Apartments — 12.6%
3,000	American Campus Communities, Inc.	78,030
5,586	Apartment Investment & Management Co.-Class A	67,982
6,273	AvalonBay Communities, Inc.	404,169
5,500	BRE Properties, Inc.	155,485
3,200	Camden Property Trust	117,440
13,400	Equity Residential	365,954
1,730	Essex Property Trust, Inc.	129,075
2,900	Home Properties, Inc.	110,113
1,200	Investors Real Estate Trust	11,112
1,900	Mid-America Apartment Communities, Inc.	83,182
1,600	Post Properties, Inc.	27,264
6,781	UDR, Inc.	86,729
	Total Apartments	1,636,535
	Diversified — 7.4%
440	Alexander's, Inc.	124,652
4,300	Franklin Street Properties Corp.	61,103
11,559	Vornado Realty Trust	664,874
3,800	Washington Real Estate Investment Trust	102,448
1,900	Winthrop Realty Trust	17,385
	Total Diversified	970,462
	Health Care — 13.9%
20,700	HCP, Inc.	589,536
9,000	Health Care, Inc.	384,390
3,500	Healthcare Realty Trust, Inc.	75,775
1,200	LTC Properties, Inc.	30,564
5,000	Medical Properties Trust, Inc.	37,850
2,200	National Health Investors, Inc.	72,820
4,400	Nationwide Health Properties, Inc.	140,272

See accompanying notes to the financial statements.

2

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
6,900	Omega Healthcare Investors, Inc.	116,679
7,700	Senior Housing Properties Trust	154,462
300	Universal Health Realty Income Trust	10,077
5,100	Ventas, Inc.	199,971
	Total Health Care	1,812,396
	Hotels — 5.2%
5,000	DiamondRock Hospitality Co.	34,250
9,000	Hospitality Properties Trust	163,980
48,200	Host Hotels & Resorts, Inc.	480,554
	Total Hotels	678,784
	Industrial — 7.1%
8,300	AMB Property Corp.	189,489
5,500	Digital Realty Trust, Inc.	239,690
5,200	DuPont Fabros Technology, Inc.	68,016
2,000	EastGroup Properties, Inc.	75,280
31,938	ProLogis	355,151
	Total Industrial	927,626
	Manufactured Housing — 1.0%
2,800	Equity Lifestyle Properties, Inc.	112,700
1,100	Sun Communities, Inc.	19,646
	Total Manufactured Housing	132,346
	Office Central Business District — 7.1%
9,500	BioMed Realty Trust, Inc.	128,060
10,400	Boston Properties, Inc.	630,032
4,723	SL Green Realty Corp.	166,675
	Total Office Central Business District	924,767
	Office Suburban — 11.1%
3,300	Alexandria Real Estate Equities, Inc.	183,843
1,389	Brandywine Realty Trust	14,737

See accompanying notes to the financial statements.

3

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Office Suburban — continued
4,800	Corporate Office Properties Trust	176,928
12,600	Duke Realty Corp.	145,152
4,600	Highwoods Properties, Inc.	135,102
18,600	HRPT Properties Trust	120,528
4,000	Kilroy Realty Corp.	110,840
8,900	Liberty Property Trust	291,653
6,000	Mack-Cali Realty Corp.	192,180
1,400	PS Business Parks, Inc.	74,102
	Total Office Suburban	1,445,065
	Outlets — 0.6%
2,000	Tanger Factory Outlet Centers, Inc.	75,240
	Total Outlets	75,240
	Regional Malls — 6.5%
16,531	CBL & Associates Properties, Inc.	154,896
2,053	Macerich Co. (The)	58,839
9,479	Simon Property Group, Inc.	603,054
900	Taubman Centers, Inc.	28,503
	Total Regional Malls	845,292
	Shopping Centers — 13.2%
1,884	Acadia Realty Trust	28,844
9,300	Cedar Shopping Centers, Inc.	59,799
16,297	Developers Diversified Realty Corp.	127,768
5,600	Equity One, Inc.	88,200
3,600	Federal Realty Investment Trust	224,532
12,200	Inland Real Estate Corp.	102,236
36,358	Kimco Realty Corp.	456,293
4,500	Ramco-Gershenson Properties Trust	47,340
7,300	Regency Centers Corp.	244,915
1,400	Saul Centers, Inc.	45,626
3,400	Urstadt Biddle Properties, Inc.	52,598
12,000	Weingarten Realty Investors	238,320
	Total Shopping Centers	1,716,471

See accompanying notes to the financial statements.

4

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Storage — 8.3%
5,500	Extra Space Storage, Inc.	54,450
14,014	Public Storage	988,688
1,400	Sovran Self Storage, Inc.	41,146
	Total Storage	1,084,284
	Triple Net — 3.9%
2,800	Entertainment Properties Trust	87,808
3,000	Getty Realty Corp.	70,770
202	Lexington Realty Trust	941
8,100	National Retail Properties, Inc.	166,212
7,000	Realty Income Corp.	178,850
	Total Triple Net	504,581
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $18,015,450)	12,753,849
	TOTAL REAL ESTATE INVESTMENTS (COST $18,015,450)	12,753,849
	SHORT-TERM INVESTMENTS — 2.2%
	Money Market Funds — 2.2%
280,846	State Street Institutional Treasury Money Market Fund-Institutional Class	280,846
	TOTAL SHORT-TERM INVESTMENTS (COST $280,846)	280,846
	TOTAL INVESTMENTS — 100.1% (Cost $18,296,296)	13,034,695
	Other Assets and Liabilities (net) — (0.1%)	(12,171)
	TOTAL NET ASSETS — 100.0%	$13,022,524

See accompanying notes to the financial statements.

5

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $18,296,296) (Note 2)	$13,034,695
Dividends receivable	25,020
Receivable for expenses reimbursed by Manager (Note 3)	5,146
Total assets	13,064,861
Liabilities:
Payable to affiliate for (Note 3):
Management fee	3,547
Shareholder service fee	1,612
Accrued expenses	37,178
Total liabilities	42,337
Net assets	$13,022,524
Net assets consist of:
Paid-in capital	$21,961,994
Accumulated undistributed net investment income	301,873
Accumulated net realized loss	(3,979,742)
Net unrealized depreciation	(5,261,601)
$13,022,524
Net assets attributable to:
Class III shares	$13,022,524
Shares outstanding:
Class III	2,393,753
Net asset value per share:
Class III	$5.44

See accompanying notes to the financial statements.

6

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends	$334,977
Total investment income	334,977
Expenses:
Management fee (Note 3)	17,669
Shareholder service fee – Class III (Note 3)	8,031
Audit and tax fees	28,153
Custodian, fund accounting agent and transfer agent fees	2,760
Registration fees	1,288
Legal fees	184
Trustees fees and related expenses (Note 3)	60
Total expenses	58,145
Fees and expenses reimbursed by Manager (Note 3)	(32,384)
Expense reductions (Note 2)	(2)
Net expenses	25,759
Net investment income (loss)	309,218
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(2,336,114)
Change in net unrealized appreciation (depreciation) on investments	7,360,240
Net realized and unrealized gain (loss)	5,024,126
Net increase (decrease) in net assets resulting from operations	$5,333,344

See accompanying notes to the financial statements.

7

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$309,218	$763,238
Net realized gain (loss)	(2,336,114)	(1,621,100)
Change in net unrealized appreciation (depreciation)	7,360,240	(9,140,643)
Net increase (decrease) in net assets from operations	5,333,344	(9,998,505)
Distributions to shareholders from:
Net investment income
Class III	(140,914)	(728,184)
Net realized gains
Class III	—	(312,412)
	(140,914)	(1,040,596)
Net share transactions (Note 7):
Class III	(469,315)	(126,775)
Total increase (decrease) in net assets	4,723,115	(11,165,876)
Net assets:
Beginning of period	8,299,409	19,465,285
End of period (including accumulated undistributed net investment income of $301,873 and $133,569, respectively)	$13,022,524	$8,299,409

See accompanying notes to the financial statements.

8

GMO Real Estate Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008	2007	2006	2005
Net asset value, beginning of period	$3.34		$7.85		$12.87	$12.27	$14.54	$14.65
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.31		0.40	0.38	0.61	0.59
Net realized and unrealized gain (loss)	2.03		(4.40)		(3.29)	2.72	3.24	1.55
Total from investment operations	2.16		(4.09)		(2.89)	3.10	3.85	2.14
Less distributions to shareholders:
From net investment income	(0.06)		(0.29)		(0.14)	(0.31)	(0.40)	(0.87)
From net realized gains	—		(0.13)		(1.99)	(2.19)	(5.72)	(1.38)
Total distributions	(0.06)		(0.42)		(2.13)	(2.50)	(6.12)	(2.25)
Net asset value, end of period	$5.44		$3.34		$7.85	$12.87	$12.27	$14.54
Total Return(a)	65.26	%**	(54.45)%		(24.04)%	29.76%	28.89%	16.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$13,023		$8,299		$19,465	$37,650	$41,391	$235,837
Net expenses to average daily net assets	0.48	%(b)*	0.48	%(b)	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	5.78	%*	4.44%		3.78%	3.24%	3.91%	4.13%
Portfolio turnover rate	19	%**	29%		49%	43%	52%	134%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.60	%*	0.41%		0.22%	0.28%	0.25%	0.25%

(a)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI U.S. REIT Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index and in companies with similar characteristics. The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments (which includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate; (ii) real estate holdings; or (iii) products or services related to the real estate industry). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the

10

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$12,753,849	$—
Level 2 - Other Significant Observable Inputs	280,846	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$13,034,695	$—

11

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Liability Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$—

All of the Fund's common stocks are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks. All short-term investments are classified as Level 2.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

12

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $730,582.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(517,045)
Total	$(517,045)

13

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$18,995,652	$316,327	$(6,277,284)	$(5,960,957)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions paid by real estate investment trusts ("REITs") in excess of their income are recorded as reductions of the cost of the related investments which increases/decreases the realized gains/losses as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the

14

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Real Estate Risk — Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to substantial cash flow dependency, defaults by borrowers, and the risk of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

• Focused Investment Risk — Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which concentrates its investments in real estate-related investments, making the Fund's net asset value more susceptible to economic, market, political, and other developments affecting the real estate industry.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally),

15

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.33% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds

16

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $60 and $0, respectively. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $1,943,193 and $2,291,583, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 84.44% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.54% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 73.35% of the Fund's shares were held by accounts for which the Manager had investment discretion.

17

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	27,442	$81,742	37,799	$261,394
Shares issued to shareholders in reinvestment of distributions	5,387	21,654	62,656	420,430
Shares repurchased	(123,019)	(572,711)	(96,908)	(808,599)
Net increase (decrease)	(90,190)	$(469,315)	3,547	$(126,775)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

18

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

19

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

20

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

21

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,652.60	$3.21
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.7%
Short-Term Investments	2.2
Preferred Stocks	0.0
Rights and Warrants	0.0
Other	0.1
100.0%
Country Summary	% of Equity Investments
Japan	27.1%
United Kingdom	23.0
France	10.8
Switzerland	7.8
Italy	5.1
Germany	5.0
Australia	3.1
Sweden	3.0
Spain	2.9
Netherlands	2.4
Canada	1.9
Belgium	1.8
Hong Kong	1.5
Singapore	1.4
Greece	0.9
Finland	0.6
Denmark	0.5
Ireland	0.5
New Zealand	0.4
Austria	0.1
Norway	0.1
Portugal	0.1
Malta	0.0
100.0%

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	15.6%
Banks	13.8
Energy	8.5
Materials	6.9
Telecommunication Services	6.1
Capital Goods	5.3
Food, Beverage & Tobacco	5.2
Automobiles & Components	4.9
Utilities	4.8
Diversified Financials	4.5
Retailing	4.4
Food & Staples Retailing	2.7
Consumer Durables & Apparel	2.7
Technology Hardware & Equipment	2.2
Insurance	1.9
Transportation	1.7
Software & Services	1.6
Household & Personal Products	1.5
Media	1.3
Health Care Equipment & Services	1.2
Real Estate	1.1
Semiconductors & Semiconductor Equipment	0.9
Consumer Services	0.8
Commercial & Professional Services	0.4
100.0%

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%
	Australia — 3.1%
116,687	Australia and New Zealand Banking Group Ltd	2,096,260
301,186	BlueScope Steel Ltd	728,675
158,971	Foster's Group Ltd	735,366
1,718,063	GPT Group (REIT)	894,867
173,800	Lihir Gold Ltd *	402,200
24,255	Macquarie Group Ltd	1,041,247
258,757	Macquarie Infrastructure Group	290,454
1,221,102	Macquarie Office Trust	278,493
74,350	National Australia Bank Ltd	1,788,955
30,190	Newcrest Mining Ltd	769,181
39,252	Origin Energy Ltd	507,705
26,178	QBE Insurance Group Ltd	505,888
5,784	Rio Tinto Ltd	274,915
442,677	Stockland (REIT)	1,408,751
163,892	Suncorp-Metway Ltd	1,083,824
75,951	TABCORP Holdings Ltd	430,230
301,138	Telstra Corp Ltd	829,082
56,214	Woodside Petroleum Ltd	2,332,506
51,116	Woolworths Ltd	1,208,497
	Total Australia	17,607,096
	Austria — 0.1%
18,071	OMV AG	713,476
	Belgium — 1.7%
74,299	Anheuser-Busch InBev NV	3,212,436
21,002	Belgacom SA	788,900
6,444	Colruyt SA	1,479,556
16,879	Delhaize Group	1,131,934
133,416	Dexia SA *	1,144,300
233,806	Fortis *	997,408

See accompanying notes to the financial statements.

3

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
2,616	Mobistar SA	168,591
9,267	Solvay SA	977,053
	Total Belgium	9,900,178
	Canada — 1.9%
50,100	Bank of Montreal	2,425,485
9,400	Bank of Nova Scotia	393,774
9,600	Canadian National Railway Co	464,062
11,500	Canadian Pacific Railway Ltd	550,655
22,800	Magna International Inc Class A	1,033,003
33,200	National Bank of Canada	1,863,567
34,600	Sun Life Financial Inc	1,024,015
76,416	Suncor Energy Inc	2,337,677
22,200	Teck Cominco Ltd Class B *	535,761
	Total Canada	10,627,999
	Denmark — 0.5%
32,757	Danske Bank A/S *	878,174
34,338	Novo-Nordisk A/S Class B	2,094,931
	Total Denmark	2,973,105
	Finland — 0.6%
98,099	Nokia Oyj	1,377,097
19,800	Rautaruukki Oyj	463,571
30,266	Sampo Oyj Class A	725,465
38,689	Tieto Oyj	708,185
	Total Finland	3,274,318
	France — 10.5%
29,738	Air France-KLM *	454,994
8,951	Air Liquide SA	957,472
41,425	ArcelorMittal	1,481,533
99,312	BNP Paribas	8,007,707
3,285	Bongrain SA *	235,349

See accompanying notes to the financial statements.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued
8,940	Carrefour SA	422,196
9,357	Casino Guichard-Perrachon SA	710,017
24,714	Compagnie de Saint-Gobain	1,116,564
12,581	Dassault Systemes SA	644,394
29,264	Essilor International SA	1,583,254
1,804	Esso SAF	246,935
25,622	European Aeronautic Defense and Space Co NV	532,893
17,895	Eutelsat Communications	479,189
104,929	France Telecom SA	2,668,561
15,997	GDF Suez	676,166
16,002	GDF Suez VVPR Strip *	23
5,048	Gemalto NV *	210,398
12,530	Hermes International	1,857,634
3,134	Iliad SA	321,564
10,797	L'Oreal SA	1,065,852
7,859	Lafarge SA	669,735
5,550	Nexans SA	406,604
4,045	NYSE Euronext	113,544
2,680	Pernod-Ricard SA	209,344
43,449	Peugeot SA *	1,261,123
7,159	PPR	833,407
19,398	Publicis Groupe	714,954
49,401	Renault SA *	2,229,055
249,394	Sanofi-Aventis	16,980,670
29,745	SES	583,957
62,818	Societe Generale	5,077,555
53,296	STMicroelectronics NV	463,179
13,959	Technip SA	865,643
144,742	Thomson *	198,699
81,861	Total SA	4,697,161
4,609	Unibail-Rodamco SE (REIT)	913,613
8,847	Vinci SA	476,189
	Total France	60,367,127

See accompanying notes to the financial statements.

5

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Germany — 4.9%
20,123	Adidas AG	949,075
2,342	Allianz SE (Registered)	271,355
21,246	Aurubis AG	810,153
19,180	BASF AG	1,002,367
38,538	Bayerische Motoren Werke AG	1,758,947
6,648	Beiersdorf AG	337,492
6,486	Demag Cranes AG	195,874
47,018	Deutsche Bank AG (Registered)	3,193,328
5,360	Deutsche Boerse AG	409,959
43,986	Deutsche Post AG (Registered)	760,461
194,073	Deutsche Telekom AG (Registered)	2,584,067
37,427	E.ON AG	1,585,847
20,830	Fresenius Medical Care AG & Co	934,641
28,154	Gildemeister AG	357,193
36,072	Hannover Rueckversicherung AG (Registered) *	1,589,167
51,526	Heidelberger Druckmaschinen AG *	451,439
68,857	Infineon Technologies AG *	362,745
35,099	Kloeckner & Co AG *	938,409
17,999	MTU Aero Engines Holding AG	761,058
4,716	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	704,686
7,915	RWE AG	733,930
17,623	Salzgitter AG	1,682,011
58,895	SAP AG	2,875,705
8,384	SGL Carbon SE *	310,395
6,911	Software AG	530,415
37,961	Suedzucker AG	738,639
23,291	ThyssenKrupp AG	794,333
2,371	Vossloh AG	279,851
	Total Germany	27,903,542
	Greece — 0.9%
49,615	Alpha Bank A.E. *	823,829
68,847	National Bank of Greece SA *	2,162,434

See accompanying notes to the financial statements.

6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
63,941	OPAP SA	1,561,707
20,009	Public Power Corp SA *	471,843
	Total Greece	5,019,813
	Hong Kong — 1.5%
544,500	BOC Hong Kong Holdings Ltd	1,087,506
499,400	CLP Holdings Ltd	3,341,494
172,500	Esprit Holdings Ltd	1,045,125
370,000	Hong Kong Electric Holdings Ltd	2,068,355
60,700	Hong Kong Exchanges and Clearing Ltd	1,055,997
	Total Hong Kong	8,598,477
	Ireland — 0.5%
47,729	C&C Group Plc	178,182
80,660	CRH Plc	2,063,758
9,095	DCC Plc	220,587
17,788	Kerry Group Plc Class A	465,339
	Total Ireland	2,927,866
	Italy — 5.0%
27,884	Ansaldo STS SPA	563,810
29,737	Atlantia SPA	663,775
239,678	Banca Monte dei Paschi di Siena SPA	504,684
90,968	Bulgari SPA	660,717
422,988	Enel SPA	2,499,785
323,196	ENI SPA	7,679,318
57,923	Fiat SPA *	688,177
223,415	Mediaset SPA	1,472,764
355,006	Parmalat SPA	912,869
37,248	Saipem SPA	1,001,277
250,459	Snam Rete Gas SPA	1,164,949
870,316	Telecom Italia SPA	1,410,428
1,117,630	Telecom Italia SPA-Di RISP	1,269,731
36,738	Tenaris SA	538,522

See accompanying notes to the financial statements.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
266,586	Terna SPA	983,584
1,738,874	UniCredit SPA *	6,316,574
	Total Italy	28,330,964
	Japan — 26.5%
9,500	ABC-Mart Inc	275,675
98,550	Aiful Corp	294,207
22,800	Aisin Seiki Co Ltd	570,101
13,000	Asahi Breweries Ltd	225,574
74,000	Asahi Glass Co Ltd	643,638
181,000	Asahi Kasei Corp	870,512
52,800	Astellas Pharma Inc	2,110,407
15,300	Bridgestone Corp	279,217
23,500	Canon Inc	898,327
53,600	Chubu Electric Power Co Inc	1,246,222
47,500	Chugai Pharmaceutical Co Ltd	967,455
12,100	Chugoku Electric Power Co Inc	265,842
205,000	Cosmo Oil Co Ltd	629,220
45,800	Culture Convenience Club Co Ltd	338,387
63,800	Daiei Inc *	282,998
184,000	Daikyo Inc *	478,273
19,200	Daito Trust Construction Co Ltd	914,988
165,000	Daiwa Securities Group Inc	1,016,185
99,000	Daiwabo Co Ltd	453,742
27,400	Denso Corp	797,396
20,700	Don Quijote Co Ltd	495,515
142,000	Dowa Holdings Co Ltd	799,418
108,000	Ebara Corp *	483,832
29,900	Eisai Co Ltd	1,092,691
22,600	Electric Power Development Co Ltd	685,442
65,300	Elpida Memory Inc *	1,018,189
9,700	FamilyMart Co Ltd	300,131
27,700	Fast Retailing Co Ltd	3,316,552
355,000	Fuji Heavy Industries Ltd	1,534,014

See accompanying notes to the financial statements.

8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
23,500	Fuji Oil Co Ltd	329,749
10,500	FujiFilm Holdings Corp	312,499
94,000	Fujitsu Ltd	631,165
49,000	Furukawa Electric Co Ltd (The)	216,540
85,000	GS Yuasa Corp	740,216
84,000	Hankyu Hanshin Holdings Inc	402,203
119,000	Hanwa Co Ltd	468,701
29,100	Hitachi Construction Machinery	589,395
254,000	Hitachi Ltd	893,502
194,000	Honda Motor Co Ltd	6,082,977
30,800	Hosiden Corp	455,105
26,700	Ibiden Co Ltd	947,973
110	INPEX Corp	895,715
137,000	Iseki & Co Ltd *	623,352
158,000	Itochu Corp	1,118,332
59,600	JFE Holdings Inc	2,080,001
238,000	Kajima Corp	667,280
122	Kakaku.com Inc	455,941
101,000	Kamigumi Co Ltd	855,053
32,400	Kansai Electric Power Co Inc	744,550
100,000	Kao Corp	2,532,734
216,000	Kawasaki Kisen Kaisha Ltd	946,910
481	Kenedix Inc *	232,069
72,000	Kintetsu Corp	311,792
187,000	Kobe Steel Ltd	345,487
35,500	Komatsu Ltd	639,596
7,400	Kyocera Corp	614,993
17,000	Kyudenko Corp	111,959
42,700	Kyushu Electric Power Co Inc	942,915
23,500	Lawson Inc	1,017,533
49,900	Leopalace21 Corp	451,361
231,000	Marubeni Corp	1,147,170
712,000	Mazda Motor Corp	1,976,096
168,000	Mitsubishi Chemical Holdings Corp	762,623

See accompanying notes to the financial statements.

9

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
71,500	Mitsubishi Corp	1,445,365
212,000	Mitsubishi Motors Corp *	384,876
388,000	Mitsubishi UFJ Financial Group Inc	2,466,620
23,450	Mitsubishi UFJ Lease & Finance Co Ltd	743,145
298,000	Mitsui Mining & Smelting Co Ltd *	850,435
217,000	Mitsui OSK Lines Ltd	1,383,891
1,012,100	Mizuho Financial Group Inc	2,462,344
19,500	Murata Manufacturing Co Ltd	924,326
21,000	Nagase & Co	250,670
178	Net One Systems Co Ltd	292,717
26,000	NGK Insulators Ltd	604,996
2,700	Nintendo Co Ltd	731,763
19,000	Nippon Corp	164,331
45,000	Nippon Electric Glass Co Ltd	466,828
14,000	Nippon Meat Packers Inc	168,999
444,500	Nippon Mining Holdings Inc	2,210,692
412,000	Nippon Oil Corp	2,352,373
25,900	Nippon Paper Group Inc	761,202
61,300	Nippon Telegraph & Telephone Corp	2,728,952
115,000	Nippon Yakin Koguo Co Ltd	671,344
360,000	Nippon Yusen KK	1,557,300
817,200	Nissan Motor Co Ltd	5,701,889
105,000	Nisshinbo Holdings Inc	1,225,068
9,550	Nitori Co Ltd	737,750
16,100	Nitto Denko Corp	488,251
59,700	Nomura Holdings Inc	529,017
2,167	NTT Docomo Inc	3,336,349
162,000	Obayashi Corp	728,988
20,000	Odakyu Electric Railway Co Ltd	179,517
145,000	OJI Paper Co Ltd	683,203
12,000	Ono Pharmaceutical Co Ltd	589,892
10,800	Oriental Land Co Ltd	730,153
44,830	ORIX Corp	3,435,113
514,000	Osaka Gas Co Ltd	1,776,393

See accompanying notes to the financial statements.

10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
180,000	Pacific Metals Co Ltd	1,507,437
11,630	Point Inc	710,938
1,169	Rakuten Inc	706,146
145,600	Resona Holdings Inc	1,983,279
103,400	Ricoh Company Ltd	1,487,541
9,400	Rohm Co Ltd	634,462
15,200	Ryohin Keikaku Co Ltd	693,670
9,700	Ryosan Co	246,346
36,600	Sankyo Co Ltd	2,302,153
129,000	Sanyo Electric Co Ltd *	347,726
118,800	Sega Sammy Holdings Inc	1,547,860
205,600	Seven & I Holdings Co Ltd	4,962,087
101,000	Sharp Corp	1,165,872
4,600	Shimamura Co Ltd	411,696
21,800	Shin-Etsu Chemical Co Ltd	1,287,312
36,900	SoftBank Corp	826,263
597,800	Sojitz Corp	1,277,380
79,800	SUMCO Corp	1,627,327
129,200	Sumitomo Corp	1,321,841
109,600	Sumitomo Electric Industries Ltd	1,414,072
523,000	Sumitomo Metal Industries Ltd	1,308,790
110,000	Sumitomo Metal Mining Co Ltd	1,692,472
305,423	Sumitomo Trust & Banking Co Ltd	1,863,090
34,200	Suzuki Motor Corp	815,049
332,000	Taisei Corp	727,795
38,000	Taisho Pharmaceutical Co Ltd	745,103
57,000	Taiyo Yuden Co Ltd	678,868
69,500	Takeda Pharmaceutical Co Ltd	2,795,789
62,790	Takefuji Corp	320,793
25,300	Tohoku Electric Power Co Inc	547,580
94,200	Tokyo Electric Power Co Inc (The)	2,453,793
16,400	Tokyo Electron Ltd	890,702
400,000	Tokyo Gas Co Ltd	1,601,814
96,500	Tokyo Steel Manufacturing Co	1,270,442

See accompanying notes to the financial statements.

11

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
114,000	Tokyo Tatemono Co Ltd	673,407
69,000	TonenGeneral Sekiyu KK	659,673
150,000	Tosoh Corp	434,842
28,000	Toyo Suisan Kaisha Ltd	712,599
43,100	Toyota Motor Corp	1,837,536
44,900	Toyota Tsusho Corp	727,542
10,900	Ulvac Inc	313,534
6,900	Unicharm Corp	618,201
96,600	UNY Co Ltd	816,383
11,210	USS Co Ltd	705,824
2,213	Yahoo Japan Corp	751,937
48,400	Yamaha Motor Co Ltd	570,834
	Total Japan	151,588,189
	Malta — 0.0%
1,718,063	BGP Holding Plc *	—
	Netherlands — 2.4%
319,579	Aegon NV *	2,409,287
43,506	Heineken NV	1,840,323
326,900	ING Groep NV *	4,928,984
124,002	Koninklijke Ahold NV	1,456,240
29,921	Koninklijke DSM NV	1,092,186
52,954	Reed Elsevier NV	562,625
42,526	Unilever NV	1,191,484
	Total Netherlands	13,481,129
	New Zealand — 0.4%
160,177	Fletcher Building Ltd	861,856
624,496	Telecom Corp of New Zealand	1,172,791
	Total New Zealand	2,034,647
	Norway — 0.1%
26,000	DnB NOR ASA *	266,935

See accompanying notes to the financial statements.

12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
15,144	Frontline Ltd	341,133
	Total Norway	608,068
	Portugal — 0.1%
79,046	Portugal Telecom SGPS SA	819,629
	Singapore — 1.3%
741,000	Golden Agri-Resources Ltd *	244,244
661,500	Neptune Orient Lines Ltd	739,543
204,000	Oversea-Chinese Banking Corp Ltd	1,095,906
553,000	SembCorp Marine Ltd	1,184,835
186,000	Singapore Exchange Ltd	1,079,441
150,000	Singapore Press Holdings Ltd	380,843
939,670	Singapore Telecommunications	2,048,241
80,000	United Overseas Bank Ltd	927,902
	Total Singapore	7,700,955
	Spain — 2.8%
8,317	ACS Actividades de Construccion y Servicios SA	429,445
107,791	Banco Bilbao Vizcaya Argentaria SA	1,916,449
89,019	Banco Popular Espanol SA	959,483
307,005	Banco Santander SA	4,726,387
25,020	Inditex SA	1,364,508
90,534	Repsol YPF SA	2,250,286
175,272	Telefonica SA	4,431,750
	Total Spain	16,078,308
	Sweden — 2.9%
24,159	Assa Abloy AB Class B	388,112
158,286	Boliden AB	1,630,379
33,006	Electrolux AB Series B *	686,105
221,287	Ericsson LM B Shares	2,123,396
84,819	Hennes & Mauritz AB Class B	4,709,528
22,336	Investor AB Class B	416,509

See accompanying notes to the financial statements.

13

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
191,944	Nordea Bank AB	2,013,279
140,709	Skandinaviska Enskilda Banken AB Class A *	992,324
16,858	Skanska AB Class B	244,734
42,612	SKF AB Class B	652,903
41,476	Svenska Cellulosa AB Class B	542,171
58,100	Svenska Handelsbanken AB Class A	1,526,907
47,379	Swedbank AB Class A *	497,466
20,063	Swedish Match AB	387,326
	Total Sweden	16,811,139
	Switzerland — 7.6%
8,365	Actelion Ltd (Registered) *	483,331
2,523	Bobst Group AG (Registered) *	104,520
51,153	Compagnie Financiere Richemont SA Class A	1,396,355
68,981	Credit Suisse Group AG (Registered)	3,519,341
181,542	Nestle SA (Registered)	7,558,152
336,231	Novartis AG (Registered)	15,618,977
46,276	Roche Holding AG (Non Voting)	7,370,643
6,641	Swatch Group AG	1,435,575
2,245	Swisscom AG (Registered)	777,922
2,527	Syngenta AG (Registered)	593,958
20,390	Synthes Inc	2,388,923
121,550	UBS AG (Registered) *	2,237,666
	Total Switzerland	43,485,363
	United Kingdom — 22.4%
151,214	3i Group Plc	739,921
79,832	Amlin Plc	477,136
74,745	Antofagasta Plc	923,329
304,107	AstraZeneca Plc	14,111,993
57,777	Autonomy Corp Plc *	1,218,548
33,712	BAE Systems Plc	170,320
1,690,063	Barclays Plc *	10,345,270
209,639	BG Group Plc	3,439,574

See accompanying notes to the financial statements.

14

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
242,489	BP Plc	2,078,276
116,923	British American Tobacco Plc	3,552,739
536,129	BT Group Plc	1,216,711
126,276	Burberry Group Plc	989,010
275,515	Cable & Wireless Plc	662,289
195,670	Cadbury Plc	1,837,265
64,189	Capita Group Plc	709,340
212,432	Centrica Plc	868,177
197,295	Cobham Plc	646,438
149,646	Compass Group Plc	790,378
165,679	Diageo Plc	2,563,899
116,587	Drax Group Plc	905,996
1,342,512	DSG International Plc *	604,104
99,270	Experian Plc	830,736
1,155,815	GlaxoSmithKline Plc	22,570,513
386,361	Home Retail Group Plc	1,947,740
184,797	HSBC Holdings Plc	1,997,382
23,999	Imperial Tobacco Group Plc	673,131
26,347	Intertek Group Plc	516,237
86,979	J Sainsbury Plc	458,825
42,419	Kazakhmys Plc	673,195
353,846	Kingfisher Plc	1,212,293
1,886,864	Lloyds Banking Group Plc *	3,378,646
246,715	Marks & Spencer Group Plc	1,357,161
71,343	Next Plc	1,892,400
176,774	Old Mutual Plc	268,035
84,929	Pearson Plc	1,033,105
42,347	Prudential Plc	366,311
74,819	Reckitt Benckiser Group Plc	3,459,442
165,891	Reed Elsevier Plc	1,200,047
831,066	Royal Bank of Scotland Group Plc *	769,676
188,582	Royal Dutch Shell Group Class A (Amsterdam)	5,230,452
7,678	Royal Dutch Shell Plc A Shares (London)	212,361
158,745	Royal Dutch Shell Plc B Shares (London)	4,283,025

See accompanying notes to the financial statements.

15

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
240,203	RSA Insurance Group Plc	507,507
156,433	Sage Group Plc	559,350
79,519	Scottish & Southern Energy Plc	1,443,475
36,302	Signet Jewelers Ltd	858,711
157,015	Smith & Nephew Plc	1,329,412
29,186	SSL International Plc	264,242
98,792	Standard Chartered Plc	2,229,886
241,841	Tesco Plc	1,472,143
11,935	Thomson Reuters Plc	374,448
94,798	Travis Perkins Plc	1,236,871
106,015	Tullow Oil Plc	1,846,177
36,764	Unilever Plc	1,004,611
20,868	Vedanta Resources Plc	602,731
2,917,045	Vodafone Group Plc	6,311,972
253,927	William Hill Plc	761,670
80,496	Wolseley Plc *	1,883,682
251,559	Wolseley Plc (Deferred)	—
39,772	WPP Plc	332,406
164,910	Xstrata Plc	2,187,920
	Total United Kingdom	128,388,640
	TOTAL COMMON STOCKS (COST $540,780,882)	559,240,028
	PREFERRED STOCKS — 0.0%
	Germany — 0.0%
5,825	Henkel AG & Co KGaA 1.85%	230,215
	TOTAL PREFERRED STOCKS (COST $168,104)	230,215

See accompanying notes to the financial statements.

16

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 2.2%
EUR	2,090,665	Allied Irish Bank Time Deposit, 0.06%, due 09/01/09	2,997,178
EUR	1,589,906	Banco Santander Time Deposit, 0.06%, due 09/01/09	2,279,289
CAD	44,843	Bank of America Time Deposit, 0.04%, due 09/01/09	40,962
EUR	2,090,665	Bank of Ireland Time Deposit, 0.06%, due 09/01/09	2,997,178
CHF	10,802	Brown Brothers Harriman Time Deposit, 0.02%, due 09/01/09	10,201
DKK	52,405	Brown Brothers Harriman Time Deposit, 0.30%, due 09/01/09	10,093
HKD	77,503	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,000
NZD	14,878	Brown Brothers Harriman Time Deposit, 1.50%, due 09/01/09	10,210
SEK	72,229	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,147
AUD	91,684	Deutsche Bank Time Deposit, 2.17%, due 09/01/09	77,491
USD	664,458	DnB Nor Bank Time Deposit, 0.03%, due 09/01/09	664,458
JPY	7,177,600	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	77,137
EUR	2,090,665	ING Bank Time Deposit, 0.06%, due 09/01/09	2,997,178
NOK	128,661	JPMorgan Chase Time Deposit, 0.35%, due 09/01/09	21,381
SGD	79,260	JPMorgan Chase Time Deposit, 0.01%, due 09/01/09	55,005
		TOTAL SHORT-TERM INVESTMENTS (COST $12,257,908)	12,257,908
		TOTAL INVESTMENTS — 99.9% (Cost $553,206,894)	571,728,151
		Other Assets and Liabilities (net) — 0.1%	811,764
		TOTAL NET ASSETS — 100.0%	$572,539,915

See accompanying notes to the financial statements.

17

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

18

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $553,206,894) (Note 2)	$571,728,151
Dividends receivable	1,426,827
Foreign taxes receivable	438,360
Receivable for expenses reimbursed by Manager (Note 3)	26,877
Total assets	573,620,215
Liabilities:
Foreign currency due to custodian	13,719
Payable for Fund shares repurchased	499,875
Payable to affiliate for (Note 3):
Management fee	240,743
Shareholder service fee	72,223
Trustees and Chief Compliance Officer of GMO Trust fees	1,063
Accrued expenses	252,677
Total liabilities	1,080,300
Net assets	$572,539,915
Net assets consist of:
Paid-in capital	$642,963,885
Accumulated undistributed net investment income	7,804,674
Accumulated net realized loss	(96,898,466)
Net unrealized appreciation	18,669,822
$572,539,915
Net assets attributable to:
Class III shares	$572,539,915
Shares outstanding:
Class III	42,688,623
Net asset value per share:
Class III	$13.41

See accompanying notes to the financial statements.

19

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $947,642)	$9,686,049
Interest	10,886
Total investment income	9,696,935
Expenses:
Management fee (Note 3)	1,252,506
Shareholder service fee – Class III (Note 3)	375,752
Custodian and fund accounting agent fees	188,640
Audit and tax fees	40,480
Transfer agent fees	16,928
Legal fees	9,384
Trustees fees and related expenses (Note 3)	4,893
Registration fees	1,472
Miscellaneous	6,531
Total expenses	1,896,586
Fees and expenses reimbursed by Manager (Note 3)	(258,928)
Expense reductions (Note 2)	(176)
Net expenses	1,637,482
Net investment income (loss)	8,059,453
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(51,200,643)
Closed futures contracts	(434,665)
Foreign currency, forward contracts and foreign currency related transactions	1,077,262
Net realized gain (loss)	(50,558,046)
Change in net unrealized appreciation (depreciation) on:
Investments	222,250,561
Open futures contracts	614,019
Foreign currency, forward contracts and foreign currency related transactions	486,111
Net unrealized gain (loss)	223,350,691
Net realized and unrealized gain (loss)	172,792,645
Net increase (decrease) in net assets resulting from operations	$180,852,098

See accompanying notes to the financial statements.

20

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,059,453	$24,126,859
Net realized gain (loss)	(50,558,046)	(41,865,325)
Change in net unrealized appreciation (depreciation)	223,350,691	(401,368,403)
Net increase (decrease) in net assets from operations	180,852,098	(419,106,869)
Distributions to shareholders from:
Net investment income
Class III	(1,808,416)	(24,318,799)
Net realized gains
Class III	—	(25,255,573)
	(1,808,416)	(49,574,372)
Net share transactions (Note 7):
Class III	(20,527,824)	(209,640,633)
Total increase (decrease) in net assets	158,515,858	(678,321,874)
Net assets:
Beginning of period	414,024,057	1,092,345,931
End of period (including accumulated undistributed net investment income of $7,804,674 and $1,553,637, respectively)	$572,539,915	$414,024,057

See accompanying notes to the financial statements.

21

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$9.28		$18.73		$20.76		$18.31	$15.78	$13.19
Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.48		0.51		0.36	0.35	0.26
Net realized and unrealized gain (loss)	3.99		(8.92)		0.20	(a)	3.28	2.77	2.61
Total from investment operations	4.17		(8.44)		0.71		3.64	3.12	2.87
Less distributions to shareholders:
From net investment income	(0.04)		(0.49)		(0.57)		(0.40)	(0.31)	(0.28)
From net realized gains	—		(0.52)		(2.17)		(0.79)	(0.28)	—
Total distributions	(0.04)		(1.01)		(2.74)		(1.19)	(0.59)	(0.28)
Net asset value, end of period	$13.41		$9.28		$18.73		$20.76	$18.31	$15.78
Total Return(b)	45.02	%**	(46.71)%		2.28%		20.33%	20.04%	21.94%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$572,540		$414,024		$1,092,346		$1,105,264	$829,583	$559,912
Net expenses to average daily net assets	0.65	%(c)*	0.67	%(c)	0.69	%(c)	0.69%	0.69%	0.69%
Net investment income to average daily net assets	3.22	%*	3.09%		2.33%		1.83%	2.10%	1.91%
Portfolio turnover rate	25	%**	67%		41%		34%	39%	44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.11%		0.09%		0.08%	0.10%	0.16%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE Index (after tax), which is computed by GMO by adjusting the return of the MSCI EAFE Index (Europe, Australasia, and Far East) by its tax cost. The Fund typically makes equity investments in companies tied economically to countries other than the U.S. The Manager uses quantitative models integrated with tax management techniques to provide broad exposure to the international equity markets to investors subject to U.S. federal income tax. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund may make investments in emerging countries, but these investments generally will represent 15% or less of the Fund's total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 95.39% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

24

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$17,607,096		$—	$17,607,096
Austria	—	713,476		—	713,476
Belgium	—	9,900,178		—	9,900,178
Canada	10,627,999	—		—	10,627,999
Denmark	—	2,973,105		—	2,973,105
Finland	—	3,274,318		—	3,274,318
France	2,668,561	57,698,566		—	60,367,127
Germany	—	27,903,542		—	27,903,542
Greece	—	5,019,813		—	5,019,813
Hong Kong	—	8,598,477		—	8,598,477
Ireland	—	2,927,866		—	2,927,866
Italy	—	28,330,964		—	28,330,964
Japan	—	151,588,189		—	151,588,189
Malta	—	0	*	—	0
Netherlands	—	13,481,129		—	13,481,129
New Zealand	—	2,034,647		—	2,034,647
Norway	—	608,068		—	608,068
Portugal	—	819,629		—	819,629
Singapore	—	7,700,955		—	7,700,955
Spain	—	16,078,308		—	16,078,308
Sweden	—	16,811,139		—	16,811,139
Switzerland	—	43,485,363		—	43,485,363
United Kingdom	—	128,388,640		—	128,388,640
TOTAL COMMON STOCKS	13,296,560	545,943,468		—	559,240,028
Preferred Stocks
Germany	—	230,215		—	230,215
Short-Term Investments	12,257,908	—		—	12,257,908
Total	$25,554,468	$546,173,683		$—	$571,728,151

*  Represents the interest in securities that have no value at August 31, 2009.

25

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures in those markets or on those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity

28

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the

29

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $46,304,941.

30

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$553,277,223	$70,115,345	$(51,664,417)	$18,450,928

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. There can be no assurance that the Fund's tax management strategies will be effective, and an investor may incur tax liabilities that exceed their economic return. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Liquidity Risk (difficulty in selling Fund investments), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms

33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

(e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

34

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

35

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(1,008,597)	$—	$(1,008,597)
Futures contracts	—	—	—	(434,665)	—	(434,665)
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(1,443,262)	$—	$(1,443,262)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$34,593	$—	$34,593
Futures contracts	—	—	—	614,019	—	614,019
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$648,612	$—	$648,612

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Rights/Warrants
Average notional amount outstanding	$2,448,009	$205,675
Highest notional amount outstanding	9,186,120	947,308
Lowest notional amount outstanding	—	—

36

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $3,881 and $2,300, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $122,445,198 and $127,650,935, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's

37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 10.11% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 1.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,979,893	$21,461,024	3,751,313	$51,736,423
Shares issued to shareholders in reinvestment of distributions	78,868	916,440	2,520,757	35,938,181
Shares repurchased	(3,973,109)	(42,905,288)	(19,981,045)	(297,315,237)
Net increase (decrease)	(1,914,348)	$(20,527,824)	(13,708,975)	$(209,640,633)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

38

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

39

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

40

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

41

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.65%	$1,000.00	$1,450.20	$4.01
2) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

42

GMO International Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	7.6
Preferred Stocks	0.9
Futures Contracts	0.4
Forward Currency Contracts	0.1
Rights and Warrants	0.0
Other	(6.4)
100.0%
Country Summary	% of Equity Investments
Japan	35.5%
United Kingdom	21.2
Germany	6.8
Sweden	4.7
Italy	4.2
France	3.9
Australia	3.2
Canada	3.1
Ireland	2.9
Netherlands	2.9
Singapore	1.9
Belgium	1.7
Finland	1.6
Hong Kong	1.5
Norway	1.2
Austria	1.1
Switzerland	0.9
Greece	0.6
Portugal	0.4
New Zealand	0.3
Spain	0.2
Denmark	0.2
100.0%

1

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Capital Goods	16.2%
Materials	11.2
Retailing	9.5
Real Estate	7.9
Food, Beverage & Tobacco	5.1
Consumer Services	5.1
Software & Services	4.4
Diversified Financials	4.3
Technology Hardware & Equipment	4.1
Transportation	3.6
Media	3.3
Health Care Equipment & Services	3.2
Automobiles & Components	3.1
Energy	3.0
Insurance	2.8
Consumer Durables & Apparel	2.7
Commercial & Professional Services	2.4
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Semiconductors & Semiconductor Equipment	1.8
Food & Staples Retailing	1.1
Banks	0.9
Household & Personal Products	0.8
Utilities	0.7
Telecommunication Services	0.5
100.0%

2

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%
	Australia — 3.1%
200,919	Ansell Ltd	1,638,100
1,458,388	Australian Infrastructure Fund	1,921,127
767,645	Challenger Financial Services Group Ltd	2,032,679
2,468,601	Commonwealth Property Office Fund	1,863,619
464,953	Downer Edi Ltd	3,142,146
10,877,038	Goodman Group	5,697,016
384,402	Iluka Resources Ltd *	1,283,722
297,221	JB Hi-Fi Ltd	4,473,620
95,907	Karoon Gas Australia Ltd *	866,186
5,732,828	Macquarie CountryWide Trust	3,051,333
18,340,715	Macquarie Office Trust	4,182,913
2,432,161	Pacific Brands Ltd *	2,295,971
6,344,870	PanAust Ltd *	2,191,825
2,449,350	PaperlinX Ltd	1,429,390
1,225,994	Sigma Pharmaceuticals Ltd	1,248,999
	Total Australia	37,318,646
	Austria — 1.1%
43,411	AI Airports International Ltd ADC	174,786
83,402	BWIN Interactive Entertainment AG *	3,273,809
37,495	Flughafen Wien AG	1,587,396
1,521,072	Immofinanz AG *	4,838,418
141,274	Wienerberger AG *	3,229,406
	Total Austria	13,103,815
	Belgium — 1.7%
30,618	Bekaert NV	4,073,785
9,192	Cofinimmo SA	1,218,863
117,065	Euronav SA	2,287,047
44,058	GIMV NV	2,266,706
444,347	Nyrstar *	4,598,555
68,787	Omega Pharma SA	2,658,725
80,854	Tessenderlo Chemie	2,826,512
	Total Belgium	19,930,193

See accompanying notes to the financial statements.

3

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Canada — 3.1%
117,775	ACE Aviation Holdings Inc Class A *	467,980
258,500	Advantage Oil & Gas Ltd	1,473,432
105,300	Biovail Corp	1,345,647
154,375	Daylight Resources Trust	1,135,162
53,300	Dorel Industries Inc Class B	1,467,424
198,000	Fairborne Energy Ltd *	643,873
269,600	Hudbay Minerals Inc *	2,078,487
202,500	Jean Coutu Group PJC (The) Inc	1,797,945
118,900	Kingsway Financial Services Inc	398,596
109,000	Linamar Corp	1,264,490
223,900	Methanex Corp	4,008,623
39,575	Open Text Corp *	1,393,937
164,500	Osisko Mining Corp *	1,075,880
309,200	Precision Drilling Trust	1,765,243
358,000	Quadra Mining Ltd *	3,675,652
69,871	Quebecor Inc Class B	1,575,169
477,400	RONA Inc *	6,122,581
77,700	Russel Metals Inc	1,161,863
140,450	Torstar Corp Class B	822,365
151,825	Transcontinental Inc	1,317,504
336,300	Trinidad Drilling Ltd	1,766,362
	Total Canada	36,758,215
	Denmark — 0.2%
33,973	D/S Norden A/S	1,196,177
26,190	Genmab A/S *	740,065
	Total Denmark	1,936,242
	Finland — 1.6%
212,770	Amer Sports Oyj Class A	2,264,904
254,391	Huhtamaki Oyj	3,075,291
45,400	Orion Oyj Class B	772,034
100,784	Outotec Oyj	2,936,346
87,918	Pohjola Bank Plc	1,016,110

See accompanying notes to the financial statements.

4

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
507,506	Ruukki Group Oyj *	1,340,185
131,294	Tieto Oyj	2,403,281
370,437	YIT Oyj	5,310,166
	Total Finland	19,118,317
	France — 3.8%
29,901	Alten *	709,445
4,595	Bollore	772,411
55,998	Bourbon SA	2,481,314
13,663	Ciments Francais	1,503,756
29,831	Faiveley SA	2,321,601
22,813	Fonciere des Regions	2,390,815
88,684	Gemalto NV *	3,696,310
143,917	Groupe Steria SCA	3,957,859
365,033	Havas SA	1,116,805
44,573	IMS International Metal Service *	800,678
123,854	Maurel et Prom	2,308,693
44,813	Nexans SA	3,283,086
123,012	Rallye SA	4,004,273
297,741	Silicon-On-Insulator Technologies *	2,734,145
7,903	Societe BIC SA	486,382
53,505	Teleperformance	1,843,412
2,675,275	Thomson *	3,672,559
125,272	Valeo SA *	3,195,738
42,388	Wendel	2,003,479
65,600	Zodiac Aerospace	2,493,701
	Total France	45,776,462
	Germany — 5.8%
259,059	Aixtron AG	5,096,547
292,361	Arques Industries AG *	757,106
150,508	Aurubis AG	5,739,172
40,631	Bechtle AG	1,096,057
36,275	Centrotherm Photovoltaics AG *	1,465,919

See accompanying notes to the financial statements.

5

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
33,358	Fielmann AG	2,151,389
122,736	Freenet AG *	1,647,641
64,706	Hannover Rueckversicherung AG (Registered) *	2,850,650
442,776	Heidelberger Druckmaschinen AG *	3,879,327
1,391,805	Infineon Technologies AG *	7,332,150
171,564	Kloeckner & Co AG *	4,586,946
211,633	MTU Aero Engines Holding AG	8,948,549
200,149	Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,588,655
91,100	Qiagen NV *	1,876,118
48,878	Rheinmetall AG	2,392,917
84,499	Software AG	6,485,247
174,636	Suedzucker AG	3,398,038
157,459	Tognum AG	2,406,915
14,153	Vossloh AG	1,670,492
252,994	Wirecard AG	2,660,603
	Total Germany	69,030,438
	Greece — 0.6%
2,086,065	Alapis Holding Industrial & Commercial SA	1,794,368
367,257	Intralot SA	2,322,889
69,460	Jumbo SA	746,785
158,913	Motor Oil (Hellas) Corinth Refineries SA	2,220,387
	Total Greece	7,084,429
	Hong Kong — 1.5%
300,800	Dah Sing Financial Group	1,622,014
2,000,000	First Pacific Co	1,278,065
3,069,600	HKR International Ltd *	1,207,865
4,715,500	Johnson Electric Holdings Ltd *	1,867,161
7,546,000	Pacific Basin Shipping Ltd	5,036,678
1,032,000	Sun Hung Kai & Co Ltd	888,542
908,000	Texwinca Holdings Ltd	714,536
657,000	VTech Holdings Ltd	5,178,773
	Total Hong Kong	17,793,634

See accompanying notes to the financial statements.

6

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Ireland — 2.9%
1,006,408	Allied Irish Banks Plc *	3,836,395
1,069,039	Bank of Ireland *	3,766,025
1,804,969	C&C Group Plc	6,738,311
294,223	DCC Plc	7,135,999
920,737	Fyffes Plc	647,293
776,891	Grafton Group Plc *	4,014,734
315,473	Kingspan Group Plc	2,833,390
86,743	Paddy Power Plc	2,396,658
250,250	Smurfit Kappa Group Plc	1,972,053
1,671,045	Total Produce Ltd	895,994
	Total Ireland	34,236,852
	Italy — 4.1%
302,578	Amplifon SPA *	1,070,377
218,424	Ansaldo STS SPA	4,416,495
465,610	Arnoldo Mondadori Editore SPA *	2,008,732
53,212	Autostrada Torino-Milano SPA	598,869
369,507	Azimut Holding SPA	4,274,521
342,916	Benetton Group SPA	3,270,020
2,105,270	Beni Stabili SPA	1,873,857
338,809	Cementir SPA	1,717,716
1,461,487	CIR-Compagnie Industriali Riunite SPA *	3,007,646
80,534	Danieli & Co SPA	1,699,474
109,061	DiaSorin SPA	3,433,245
118,703	ERG SPA	1,697,516
283,336	Indesit Company SPA *	1,947,276
203,250	Italcementi SPA-Di RISP	1,577,881
24,914	Italmobiliare SPA	1,144,892
32,164	Italmobiliare SPA-RSP *	969,415
485,692	Maire Tecnimont SPA	2,082,958
824,936	Milano Assicurazioni SPA	2,721,546
3,378,327	Pirelli & Co Real Estate SPA *	2,957,554
516,776	Recordati SPA	3,491,956
11,909,302	Seat Pagine Gialle SPA *	3,111,706
	Total Italy	49,073,652

See accompanying notes to the financial statements.

7

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — 34.9%
704	Access Co Ltd *	1,886,633
230,900	ADEKA Corp	2,319,481
71,900	Aderans Co Ltd	978,860
1,411,450	Aiful Corp	4,213,678
100,100	Alpen Co Ltd	1,690,339
401,600	Alps Electric Co Ltd	2,416,671
406,200	AOC Holdings Inc	3,139,774
116,000	Aoyama Trading Co Ltd	2,153,048
141,400	Autobacs Seven Co Ltd	5,296,053
610,200	Cedyna Financial Corp *	1,140,414
719,000	Central Glass Co Ltd	3,536,761
300,500	Century Tokyo Leasing Corp	3,454,182
34,200	Chiba Kogyo Bank Ltd *	294,366
157,200	Circle K Sunkus Co Ltd	2,554,138
92,900	CMK Corp	805,483
196,000	COMSYS Holdings Corp	2,259,523
399,400	CSK Holdings Corp *	1,924,889
203,000	Culture Convenience Club Co Ltd	1,499,839
734	DA Office Investment Corp (REIT)	2,321,223
640,600	Daiei Inc *	2,841,508
130,600	Daiichikosho Co Ltd	1,726,543
3,194,000	Daikyo Inc *	8,302,202
189,000	Daio Paper Corp	1,805,012
608,000	Daiwabo Co Ltd	2,786,616
275,100	DCM Japan Holdings Co Ltd	1,851,834
294	DeNa Co Ltd	929,803
126,900	Don Quijote Co Ltd	3,037,720
3,656	eAccess Ltd	2,686,754
1,514,000	Ebara Corp *	6,782,611
589,600	Edion Corp	5,028,613
128,600	Foster Electric Co Ltd	2,596,105
42,500	FP Corp	2,018,923
351,300	Fuji Oil Co Ltd	4,929,401
106,000	Fuji Soft Inc	2,003,385

See accompanying notes to the financial statements.

8

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
485,000	Fujikura Ltd	2,551,253
72,000	Funai Electric Co Ltd	2,877,256
497,400	Futaba Industrial Co Ltd	2,069,977
44,100	Fuyo General Lease Co Ltd	983,203
1,187,000	Godo Steel	2,904,817
107,090	Goldcrest Co Ltd	3,130,560
56,860	Gulliver International Co Ltd	3,978,861
169,400	H.I.S. Co Ltd	3,596,489
1,288,000	Hanwa Co Ltd	5,073,001
2,119,500	Haseko Corp *	2,388,913
121,300	Hitachi Capital Corp	1,741,132
98,300	Hitachi Maxell Ltd	1,828,169
1,184,500	Hitachi Zosen Corp *	1,578,345
268,500	Hokuetsu Paper Mills Ltd	1,455,392
51,100	Horiba Ltd	1,156,508
622,000	Iseki & Co Ltd *	2,830,109
188,600	Itochu Enex Co Ltd	1,158,380
560,000	Iwatani International Corp	1,657,748
407,000	J-Oil Mills Inc	1,508,028
651,000	JACCS Co Ltd	1,650,179
254	Japan Excellent Inc	1,237,513
242,600	Japan Securities Finance Co Ltd	1,976,017
620,000	JFE Shoji Holdings Inc	2,513,418
1,018,000	Juki Corp	1,366,408
254,000	K's Holdings Corp	7,790,262
81,500	Kaga Electronics Co Ltd	977,625
784	Kakaku.com Inc	2,929,980
344,000	Kaken Pharmaceutical Co Ltd	3,140,644
463,000	Kayaba Industry Co	1,247,027
113,600	Keihin Corp	1,885,203
7,159	Kenedix Inc *	3,454,023
959	Kenedix Realty Investment Corp (REIT)	3,588,792
12,393	KK daVinci Holdings *	1,898,937
48,000	Kobayashi Pharmaceutical Co Ltd	2,155,719

See accompanying notes to the financial statements.

9

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
140,300	Kohnan Shoji Co Ltd	1,589,667
121,000	Koito Manufacturing Co Ltd	1,604,971
273,500	Kojima Co Ltd	1,417,582
633,000	Kurabo Industries Ltd	1,393,185
100,200	Kyoei Steel Ltd	2,386,227
235,000	Kyokuyo Co Ltd	484,659
131,000	Kyorin Co Ltd	2,225,302
279,000	Kyowa Exeo Corp	2,808,804
115,000	Kyudenko Corp	757,368
71,800	Lintec Corp	1,504,435
113,000	Maeda Road Construction Co Ltd	995,217
44,600	Mandom Corp	1,295,382
52,100	Mars Engineering Corp	1,679,416
1,862,525	Maruha Group Inc	2,820,639
124,700	Megachips Corp	2,805,629
52,000	Meitec Corp	1,032,022
203,600	Miraca Holdings Inc	5,870,691
686,000	Mitsubishi Steel Manufacturing Co Ltd	1,589,487
1,235,000	Mizuho Investors Securities Co Ltd *	1,459,041
475,000	Morinaga Milk Industry Co Ltd	2,072,788
238,000	Nabtesco Corp	2,645,497
60,000	Nagase & Co	716,201
569,000	Nakayama Steel Works Ltd	1,210,239
1,705	Net One Systems Co Ltd	2,803,837
910,000	Nichias Corp	3,500,054
161,400	Nichicon Corp	2,245,163
345,000	Nichirei Corp	1,332,637
65,000	Nifco Inc	1,157,801
74,300	Nihon Dempa Kogyo Co Ltd	1,685,401
162,300	Nihon Kohden Corp	2,657,316
151,000	Nihon Nohyaku Co Ltd	1,249,670
418,000	Nippon Chemi-Con Corp	1,616,811
1,315,000	Nippon Coke & Engineering Co Ltd	1,722,110
1,200	Nippon Commercial Investment Corp (REIT)	2,154,204

See accompanying notes to the financial statements.

10

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
379,000	Nippon Corp	3,277,975
129,000	Nippon Densetsu Kogyo Co Ltd	1,277,487
431,000	Nippon Flour Mills Co Ltd	2,212,009
215,000	Nippon Kayaku Co Ltd	1,882,605
2,344,000	Nippon Light Metal *	2,696,669
685,000	Nippon Metal Industry Co Ltd	1,521,802
1,025	Nippon Residential Investment Corp (REIT)	2,550,259
524,000	Nippon Sharyo Ltd	3,462,258
318,000	Nippon Shokubai Co Ltd	3,006,810
508,000	Nippon Soda Co Ltd	2,408,608
414,000	Nippon Synthetic Chemical Industry Co Ltd	2,765,295
261,600	Nippon System Development Co Ltd	2,774,492
1,393,500	Nippon Yakin Koguo Co Ltd	8,134,932
240,000	Nipro Corp	5,121,737
108,600	Nishimatsuya Chain Co Ltd	1,086,442
456,000	Nissan Shatai Co Ltd	3,742,795
552,000	Nisshin Oillio Group Ltd (The)	2,934,761
212,200	Nissin Kogyo Co Ltd	2,760,867
431,000	NOF Corp	2,452,458
70,800	Okinawa Electric Power Co	4,217,198
1,322,500	Orient Corp *	1,447,739
245	ORIX JREIT Inc (REIT)	1,273,843
78,300	Osaka Steel Co Ltd	1,400,467
935,000	Pacific Metals Co Ltd	7,830,295
361,200	Park24 Co Ltd	3,644,627
63,700	Pigeon Corp	2,635,824
104,100	PLENUS Co Ltd	1,538,413
86,120	Point Inc	5,264,484
159	Premier Investment Corp (REIT)	667,945
268,400	QP Corp	2,882,493
19,200	Rinnai Corp	951,942
577,000	Round One Corp	5,227,457
492,000	Ryobi Ltd	1,457,872
59,800	Ryosan Co	1,518,713

See accompanying notes to the financial statements.

11

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
186,800	Saizeriya Co Ltd	3,095,092
559,000	Sanken Electric Co Ltd	2,023,768
553,000	Sankyo-Tateyama Holdings Inc *	600,276
41,300	Sawai Pharmaceuticals Co Ltd	2,380,449
474,000	Seino Holdings Co Ltd	4,216,658
513,000	Shinwa Kaiun Kaisha Ltd	1,414,393
46,700	SHO-BOND Holdings Co Ltd	903,776
482,800	Showa Corp	3,089,429
1,188,000	Sumitomo Light Metal Industries Ltd *	1,264,906
38,530	Sumitomo Real Estate Sales Co Ltd	1,658,247
961	T-Gaia Corp	1,692,863
600,000	Taihei Kogyo Co Ltd	1,837,586
303,000	Taiyo Yuden Co Ltd	3,608,719
158,700	Takata Corp	3,018,487
671,400	Takefuji Corp	3,430,169
497,000	TOA Corp	608,977
1,189,000	Toho Zinc Co Ltd	5,814,187
133,800	Tokai Rika Co Ltd	2,393,865
424,000	Tokyo Rope Manufacturing Co Ltd	1,436,612
117,800	Tokyo Steel Manufacturing Co	1,550,861
355	Top REIT Inc	1,476,259
939,000	Topy Industries Ltd	2,352,329
215,000	Toshiba Plant Systems & Services Corp	2,917,477
45,300	Towa Pharmaceutical Co Ltd	2,280,986
1,210,000	Toyo Tire & Rubber Co Ltd *	2,874,063
144,000	TS Tech Co Ltd	2,605,462
155,000	Uchida Yoko Co Ltd	520,120
108,400	Ulvac Inc	3,118,083
710,000	Uniden Corp *	1,966,020
46,100	Union Tool Co	1,413,805
134,000	Unipres Corp	1,797,167
325	United Urban Investment Corp (REIT)	1,808,423
1,645	Wacom Co Ltd	3,305,217
48,700	WATAMI Co Ltd	1,020,098

See accompanying notes to the financial statements.

12

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,094	Works Applications Co Ltd	713,849
357,000	Zeon Corp	1,753,652
	Total Japan	415,973,629
	Netherlands — 2.9%
294,333	Aalberts Industries NV	3,619,304
174,073	Crucell NV *	3,806,411
216,150	CSM	4,704,516
469,294	Koninklijke BAM Groep NV	4,936,733
26,963	Koninklijke Vopak NV *	1,734,378
102,721	Mediq NV	1,629,440
450,596	OCE NV	2,647,984
32,004	Smit International NV	2,327,218
204,883	USG People NV *	3,321,914
56,993	Vastned NV	3,465,334
22,048	Wereldhave NV	2,165,347
	Total Netherlands	34,358,579
	New Zealand — 0.3%
1,451,590	Fisher & Paykel Healthcare Corp Ltd	3,233,315
	Norway — 1.2%
1,142,000	DNO International ASA *	1,203,593
5,695,000	Marine Harvest *	4,052,700
329,000	Petroleum Geo-Services ASA *	2,619,664
249,000	Storebrand ASA *	1,357,894
225,376	Tandberg ASA	4,686,530
	Total Norway	13,920,381
	Portugal — 0.3%
156,125	Redes Energeticas Nacionais SA	635,540
2,907,243	Sonae	3,586,266
	Total Portugal	4,221,806

See accompanying notes to the financial statements.

13

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Singapore — 1.8%
5,620,000	CapitaCommercial Trust	3,473,436
3,288,000	Indofood Agri Resources Ltd *	3,791,161
688,000	Keppel Land Ltd	1,222,231
653,000	Kim Eng Holdings Ltd	946,775
1,115,000	KS Energy Services Ltd	967,720
1,637,000	MobileOne Ltd	1,943,465
514,000	Singapore Airport Terminal Services Ltd	881,944
1,524,000	SMRT Corp Ltd	1,798,148
3,112,000	Suntec Real Estate Investment Trust	2,158,207
612,000	Venture Corp Ltd	3,657,339
680,000	Wheelock Properties Ltd	853,647
	Total Singapore	21,694,073
	Spain — 0.2%
39,633	Corp Financiera Alba SA	2,151,372
	Sweden — 4.6%
116,691	Axfood AB	3,138,147
118,200	Betsson AB *	1,427,013
1,616,534	Boliden AB	16,650,644
37,947	Cardo AB	999,199
63,100	D Carnegie AB * (a)	4,432
754,262	Eniro AB *	3,815,207
815,018	Fabege AB	4,494,063
199,620	Hexagon AB Class B	2,068,116
193,223	Kinnevik Investment AB Class B	2,629,758
820,225	Kungsleden AB	5,725,108
385,439	NCC Class B	4,750,804
28,367	Oriflame Cosmetics SA SDR	1,383,554
390,158	Peab AB	2,292,351
56,900	Ratos AB Series B	1,340,947
856,956	Trelleborg AB Class B *	4,622,963
81,342	Vostok Gas Ltd * (a)	2,514
	Total Sweden	55,344,820

See accompanying notes to the financial statements.

14

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 0.8%
30,349	Actelion Ltd (Registered) *	1,753,571
326,382	Clariant AG (Registered) *	2,959,977
7,770	Galenica AG	2,495,224
72,096	Petroplus Holdings AG *	1,775,399
4,989	Valiant Holding AG (Registered)	950,984
1,790	Verwaltungs- und Privat-Bank AG	194,035
	Total Switzerland	10,129,190
	United Kingdom — 20.9%
1,179,203	Amlin Plc	7,047,803
262,653	ARM Holdings Plc	555,124
195,565	Arriva Plc	1,500,284
124,668	Autonomy Corp Plc *	2,629,316
1,661,558	BBA Aviation Plc	4,147,077
1,084,867	Brit Insurance Holdings Plc	3,822,286
202,026	Britvic Plc	1,135,954
265,948	Cape Plc	815,947
267,451	Carillion Plc	1,280,996
3,362,255	Central African Mining & Exp *	965,294
192,700	Charter International Plc	1,925,997
170,759	Close Brothers Group Plc	2,115,431
509,439	Cookson Group Plc	3,250,696
868,669	Daily Mail and General Trust Plc	5,477,184
668,234	Dairy Crest Group Plc	3,323,197
4,534,254	Debenhams Plc	5,837,823
2,372,365	Dimension Data Holdings Plc	2,285,350
449,134	Drax Group Plc	3,490,213
13,303,485	DSG International Plc *	5,986,302
245,841	EasyJet Airline Co *	1,272,763
831,313	Electrocomponents Plc	2,257,631
1,989,806	Enterprise Inns Plc	5,342,459
728,683	F&C Asset Management Plc	896,729
749,024	Game Group Plc	1,991,376
1,490,419	GKN Plc *	2,628,795

See accompanying notes to the financial statements.

15

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
865,654	GKN Plc (Deferred) *	—
159,375	Go-Ahead Group Plc	3,502,433
687,919	Greene King Plc	5,336,806
571,769	Halfords Group Plc	3,130,998
834,161	Hiscox Ltd	4,578,599
1,571,962	HMV Group Plc	2,995,034
15,280,757	Inchcape Plc *	6,855,463
278,421	Inmarsat Plc	2,349,506
528,378	Intermediate Capital Group Plc	2,562,828
174,595	Intertek Group Plc	3,420,972
423,664	Jardine Lloyd Thompson Group Plc	3,318,701
515,932	JD Wetherspoon Plc	3,958,284
2,933,885	Johnston Press Plc	1,805,224
2,349,413	Kesa Electricals Plc	5,346,153
108,357	Ladbrokes Plc	341,882
908,739	Lancashire Holdings Ltd	6,845,335
2,287,632	Logica Plc	4,265,508
324,534	Luminar Group Holdings Plc	730,640
1,506,546	Marston's Plc	2,616,904
198,533	McBride Plc	467,479
1,299,075	Melrose Plc	3,388,851
695,598	Micro Focus International Plc	4,268,280
797,021	Misys Plc	2,395,815
611,582	Mitchells & Butler Plc *	2,818,200
432,670	National Express Group Plc	2,791,601
2,358,353	Northern Foods Plc	2,448,417
254,270	Petrofac Ltd	3,618,899
7,640,122	Premier Foods Plc *	5,450,801
141,230	Premier Oil Plc *	2,951,498
92,959	Provident Financial Plc	1,332,359
2,782,063	Punch Taverns Plc *	5,915,137
1,519,284	Regus Plc	2,542,185
3,412,311	Rentokil Initial Plc	6,054,006
286,611	Rightmove Plc	2,485,502

See accompanying notes to the financial statements.

16

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
551,438	Savills Plc	3,230,973
236,096	Segro Plc	1,372,294
1,898,025	SIG Plc	4,311,926
469,085	Signet Jewelers Ltd	11,096,046
365,697	Smith News Plc	713,148
555,198	SSL International Plc	5,026,615
371,388	Tate & Lyle Plc	2,425,893
636,816	Tomkins Plc	1,836,450
745,485	Travis Perkins Plc	9,726,669
2,554,923	Trinity Mirror Plc	5,696,622
510,800	Tullett Prebon Plc	3,334,043
261,477	WH Smith Plc	1,869,206
2,749,753	William Hill Plc	8,248,053
7,203,639	Woolworths Group Plc * (a) (b)	—
7,032,925	Yell Group Plc *	5,231,265
	Total United Kingdom	248,991,530
	TOTAL COMMON STOCKS (COST $1,083,218,107)	1,161,179,590
	PREFERRED STOCKS — 0.9%
	Germany — 0.9%
30,281	Biotest AG 0.87%	1,914,983
34,501	Draegerwerk AG & Co 1.87%	975,564
113,916	Hugo Boss AG 6.40%	3,659,473
457,180	ProSiebenSat.1 Media AG 0.32%	4,230,412
	Total Germany	10,780,432
	TOTAL PREFERRED STOCKS (COST $9,268,294)	10,780,432
	RIGHTS AND WARRANTS — 0.0%
	Greece — 0.0%
2,086,065	Alapis Holding Industrial and Commercial Rights, Expires 12/31/49 *	418,682

See accompanying notes to the financial statements.

17

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		Singapore — 0.0%
	61,000	Tat Hong Holdings Ltd Warrants, Expires 08/02/13 *	4,445
		TOTAL RIGHTS AND WARRANTS (COST $501,815)	423,127
		SHORT-TERM INVESTMENTS — 7.6%
USD	5,000,000	Allied Irish Bank Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	5,000,000	Banco Santander Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	5,000,000	Bank of America Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	4,757,871	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	4,757,871
EUR	168,736	Bank of Ireland Time Deposit, 0.06%, due 09/01/09	241,900
USD	93,000	Bank of Montreal Time Deposit, 0.03%, due 09/01/09	93,000
USD	35,536,101	Brown Brothers Harriman Time Deposit, 0.03%, due 09/01/09	35,536,101
CAD	11,031	Brown Brothers Harriman Deposit, 0.04%, due 09/01/09	10,076
CHF	11,462	Brown Brothers Harriman Time Deposit, 0.02%, due 09/01/09	10,825
DKK	52,350	Brown Brothers Harriman Time Deposit, 0.30%, due 09/01/09	10,083
HKD	77,511	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,001
JPY	974,120	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,469
NOK	60,807	Brown Brothers Harriman Time Deposit, 0.35%, due 09/01/09	10,105
NZD	15,343	Brown Brothers Harriman Time Deposit, 1.50%, due 09/01/09	10,529
SEK	72,128	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,133
USD	5,000,000	Citibank Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	5,000,000	Danske Bank Time Deposit, 0.03%, due 09/01/09	5,000,000
AUD	88,345	Deutsche Bank Time Deposit, 2.17%, due 09/01/09	74,669
USD	5,000,000	DNB Nor Bank Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	4,884,913	JPMorgan Chase Time Deposit, 0.03%, due 09/01/09	4,884,913
SGD	165,846	JPMorgan Chase Time Deposit, 0.01%, due 09/01/09	115,095
USD	5,000,000	Rabobank Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	5,000,000	Royal Bank of Canada Time Deposit, 0.03%, due 09/01/09	5,000,000
USD	5,000,000	Societe Generale Time Deposit, 0.03%, due 09/01/09	5,000,000
		TOTAL SHORT-TERM INVESTMENTS (COST $90,785,770)	90,785,770
		TOTAL INVESTMENTS — 105.9% (Cost $1,183,773,986)	1,263,168,919
		Other Assets and Liabilities (net) — (5.9%)	(70,591,864)
		TOTAL NET ASSETS — 100.0%	$1,192,577,055

See accompanying notes to the financial statements.

18

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	CHF	14,745,647	$13,931,965	$241,611
10/23/09	CHF	14,745,647	13,931,965	207,641
10/23/09	CHF	15,192,485	14,354,145	217,919
10/23/09	HKD	24,304,235	3,137,129	(388)
10/23/09	JPY	159,941,420	1,719,491	19,397
10/23/09	NZD	2,101,774	1,437,629	32,358
10/23/09	SEK	111,562,544	15,675,673	323,861
10/23/09	SEK	43,580,568	6,123,514	33,584
10/23/09	SEK	111,562,544	15,675,673	334,395
			$85,987,184	$1,410,378
Sales #
10/23/09	CAD	11,885,079	$10,857,374	$(125,005)
10/23/09	EUR	9,514,261	13,639,950	(201,799)
10/23/09	EUR	12,544,507	17,984,209	(121,082)
10/23/09	EUR	9,514,261	13,639,951	(216,679)
10/23/09	HKD	24,333,186	3,140,866	16
10/23/09	JPY	159,941,420	1,719,491	(28,948)
10/23/09	NOK	15,289,249	2,536,944	(59,707)
10/23/09	SGD	8,443,903	5,857,102	(38,797)
10/23/09	SGD	7,765,439	5,386,487	(15,636)
			$74,762,374	$(807,637)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

19

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
222	CAC 40	September 2009	$11,661,282	$789,888
13	DAX	September 2009	2,552,165	376,552
207	FTSE 100	September 2009	16,455,434	2,274,215
112	FTSE/MIB	September 2009	18,076,433	2,385,970
35	TOPIX	September 2009	3,611,812	168,586
			$52,357,126	$5,995,211
Sales
10	IBEX 35	September 2009	$1,631,869	$(115,568)
98	OMXS30	September 2009	1,249,651	(58,114)
244	S&P Toronto 60	September 2009	29,054,889	(989,957)
43	SPI 200	September 2009	4,058,142	(555,007)
			$35,994,551	$(1,718,646)

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Bankrupt issuer.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

20

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $1,183,773,986) (Note 2)	$1,263,168,919
Cash	183,111
Receivable for investments sold	3,855,473
Receivable for Fund shares sold	370,553
Dividends receivable	999,863
Foreign taxes receivable	171,040
Unrealized appreciation on open forward currency contracts (Note 2)	1,410,782
Receivable for foreign currency sold	406,853
Receivable for collateral on open futures contracts (Note 2)	8,755,321
Receivable for variation margin on open futures contracts (Note 2)	7,230
Receivable for expenses reimbursed by Manager (Note 3)	47,616
Miscellaneous receivable	37,539
Total assets	1,279,414,300
Liabilities:
Foreign currency due to custodian	68,881
Payable for investments purchased	68,398,010
Payable for Fund shares repurchased	16,653,662
Payable to affiliate for (Note 3):
Management fee	526,610
Shareholder service fee	131,652
Trustees and Chief Compliance Officer of GMO Trust fees	955
Unrealized depreciation on open forward currency contracts (Note 2)	808,041
Miscellaneous payable	37,002
Accrued expenses	212,432
Total liabilities	86,837,245
Net assets	$1,192,577,055
Net assets consist of:
Paid-in capital	$1,236,245,701
Accumulated undistributed net investment income	7,523,915
Accumulated net realized loss	(135,420,716)
Net unrealized appreciation	84,228,155
$1,192,577,055
Net assets attributable to:
Class III shares	$1,192,577,055
Shares outstanding:
Class III	173,363,392
Net asset value per share:
Class III	$6.88

See accompanying notes to the financial statements.

21

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $944,398)	$9,547,275
Interest	9,734
Total investment income	9,557,009
Expenses:
Management fee (Note 3)	1,977,055
Shareholder service fee – Class III (Note 3)	494,264
Custodian and fund accounting agent fees	221,918
Audit and tax fees	39,928
Transfer agent fees	13,800
Legal fees	10,304
Trustees fees and related expenses (Note 3)	5,222
Registration fees	1,656
Miscellaneous	7,082
Total expenses	2,771,229
Fees and expenses reimbursed by Manager (Note 3)	(290,550)
Expense reductions (Note 2)	(550)
Net expenses	2,480,129
Net investment income (loss)	7,076,880
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(66,240,610)
Closed futures contracts	(2,527,346)
Foreign currency, forward contracts and foreign currency related transactions	1,050,658
Net realized gain (loss)	(67,717,298)
Change in net unrealized appreciation (depreciation) on:
Investments	377,192,386
Open futures contracts	6,375,727
Foreign currency, forward contracts and foreign currency related transactions	1,458,581
Net unrealized gain (loss)	385,026,694
Net realized and unrealized gain (loss)	317,309,396
Net increase (decrease) in net assets resulting from operations	$324,386,276

See accompanying notes to the financial statements.

22

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,076,880	$15,943,005
Net realized gain (loss)	(67,717,298)	(57,563,603)
Change in net unrealized appreciation (depreciation)	385,026,694	(311,531,978)
Net increase (decrease) in net assets from operations	324,386,276	(353,152,576)
Distributions to shareholders from:
Net investment income
Class III	(7,981,098)	(11,541,650)
Net realized gains
Class III	—	(26,984,042)
	(7,981,098)	(38,525,692)
Net share transactions (Note 7):
Class III	486,587,389	97,920,776
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	2,768,521	1,037,841
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	489,355,910	98,958,617
Total increase (decrease) in net assets	805,761,088	(292,719,651)
Net assets:
Beginning of period	386,815,967	679,535,618
End of period (including accumulated undistributed net investment income of $7,523,915 and $8,428,133, respectively)	$1,192,577,055	$386,815,967

See accompanying notes to the financial statements.

23

GMO International Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$4.20		$9.29		$12.22		$14.93	$17.84	$17.09
Income (loss) from investment operations:
Net investment income (loss)†	0.06		0.20		0.24		0.25	0.34	0.30
Net realized and unrealized gain (loss)	2.68		(4.78)		(0.34)		2.68	3.44	3.56
Total from investment operations	2.74		(4.58)		(0.10)		2.93	3.78	3.86
Less distributions to shareholders:
From net investment income	(0.06)		(0.13)		(0.51)		(0.33)	(0.44)	(0.54)
From net realized gains	—		(0.38)		(2.32)		(5.31)	(6.25)	(2.57)
Total distributions	(0.06)		(0.51)		(2.83)		(5.64)	(6.69)	(3.11)
Net asset value, end of period	$6.88		$4.20		$9.29		$12.22	$14.93	$17.84
Total Return(a)	65.48	%**	(51.47)%		(2.04)%		23.35%	25.77%	24.45%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,192,577		$386,816		$679,536		$856,471	$986,602	$1,517,223
Net expenses to average daily net assets	0.75	%(c)*	0.75	%(b)	0.76	%(b)	0.75%	0.75%	0.75%
Net investment income to average daily net assets	2.15	%*	2.89%		1.98%		1.79%	2.01%	1.75%
Portfolio turnover rate	23	%**	64%		72%		48%	49%	53%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.12%		0.13%		0.09%	0.11%	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.01		$0.04		$0.03	$0.07	$0.08

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(c)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index. The Fund typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies ("small companies"). Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported

25

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 95.19% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund considered certain bankrupt securities to be worthless. With respect to certain securities for which no current market or bid prices were available, the Fund valued those securities at the most recent available market or bid price.

26

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$—	$37,318,646	$—		$37,318,646
Austria	—	13,103,815	—		13,103,815
Belgium	—	19,930,193	—		19,930,193
Canada	36,758,215	—	—		36,758,215
Denmark	—	1,936,242	—		1,936,242
Finland	—	19,118,317	—		19,118,317
France	—	45,776,462	—		45,776,462
Germany	—	69,030,438	—		69,030,438
Greece	—	7,084,429	—		7,084,429
Hong Kong	—	17,793,634	—		17,793,634
Ireland	—	34,236,852	—		34,236,852
Italy	—	49,073,652	—		49,073,652
Japan	—	415,973,629	—		415,973,629
Netherlands	—	34,358,579	—		34,358,579
New Zealand	—	3,233,315	—		3,233,315
Norway	—	13,920,381	—		13,920,381
Portugal	—	4,221,806	—		4,221,806
Singapore	—	21,694,073	—		21,694,073
Spain	—	2,151,372	—		2,151,372
Sweden	—	55,337,874	6,946		55,344,820
Switzerland	—	10,129,190	—		10,129,190
United Kingdom	—	248,991,530	0	*	248,991,530
TOTAL COMMON STOCKS	36,758,215	1,124,414,429	6,946		1,161,179,590
Preferred Stocks
Germany	—	10,780,432	—		10,780,432
TOTAL PREFERRED STOCKS	—	10,780,432	—		10,780,432

27

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights and Warrants
Greece	$—	$418,682	$—	$418,682
Singapore	—	4,445	—	4,445
TOTAL RIGHTS AND WARRANTS	—	423,127	—	423,127
Short-Term Investments	90,785,770	—	—	90,785,770
Total Investments	127,543,985	1,135,617,988	6,946	1,263,168,919
Derivatives
Forward Currency Contracts	—	1,410,782	—	1,410,782
Futures Contracts	—	5,995,211	—	5,995,211
Total	$127,543,985	$1,143,023,981	$6,946	$1,270,574,912

*  Represents the interest in securities that have no value at August 31, 2009.

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(808,041)	$—	$(808,041)
Futures Contracts	(989,957)	(728,689)	—	(1,718,646)
Total	$(989,957)	$(1,536,730)	$—	$(2,526,687)

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was less than 0.01% of total net assets.

28

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Common Stocks
Sweden	$5,140	$—	$—	$—	$1,806	$—	$6,946
United Kingdom	125,815	—	—	—	(125,815)	—	—
Total	$130,955	$—	$—	$—	$(124,009)	$—	$6,946

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

29

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying

30

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations.

31

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

32

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

33

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $48,125,769.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(16,328,991)
Total	$(16,328,991)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,191,406,928	$142,638,753	$(70,876,762)	$71,761,991

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

34

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2009, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

35

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Smaller Company Risk — The securities of small companies typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. These risks are particularly pronounced for the Fund because it makes equity investments in small companies and may make investments in companies in emerging countries.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the

37

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

38

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$423,127	$—	$423,127
Unrealized appreciation on futures contracts*	—	—	—	5,995,211	—	5,995,211
Unrealized appreciation on forward currency contracts	—	1,410,782	—	—	—	1,410,782
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$1,410,782	$—	$6,418,338	$—	$7,829,120
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	(1,718,646)	—	(1,718,646)
Unrealized depreciation on forward currency contracts	—	(808,041)	—	—	—	(808,041)
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$(808,041)	$—	$(1,718,646)	$—	$(2,526,687)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

39

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(3,044,076)	$—	$(3,044,076)
Futures contracts	—	—	—	(2,527,346)	—	(2,527,346)
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	838,619	—	—	—	838,619
Total	$—	$838,619	$—	$(5,571,422)	$—	$(4,732,803)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$(79,871)	$—	$(79,871)
Futures contracts	—	—	—	6,375,727	—	6,375,727
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	1,479,258	—	—	—	1,479,258
Total	$—	$1,479,258	$—	$6,295,856	$—	$7,775,114

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Rights/Warrants
Average notional amount outstanding	$151,407,977	$56,881,586	$691,444
Highest notional amount outstanding	181,633,076	88,351,677	1,712,751
Lowest notional amount outstanding	118,931,651	37,080,664	1,183

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

40

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.60% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.60% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $4,118 and $2,300, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $648,613,620 and $146,929,799, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

41

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 26.51% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.97% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 52.50% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	86,207,437	$516,563,603	27,018,472	$144,232,120
Shares issued to shareholders in reinvestment of distributions	1,200,073	7,056,428	5,410,297	37,797,241
Shares repurchased	(6,096,093)	(37,032,642)	(13,514,910)	(84,108,585)
Purchase premiums	—	2,591,525	—	671,626
Redemption fees	—	176,996	—	366,215
Net increase (decrease)	81,311,417	$489,355,910	18,913,859	$98,958,617

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

42

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

43

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

44

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

45

GMO International Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009, through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.75%	$1,000.00	$1,654.80	$5.02
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO Foreign Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	2.3
Preferred Stocks	0.5
Rights and Warrants	0.0
Other	0.5
100.0%
Country Summary	% of Equity Investments
Japan	21.9%
United Kingdom	21.9
France	11.8
Italy	9.0
Germany	7.3
Finland	3.7
Hong Kong	3.3
Switzerland	3.2
Australia	2.8
Netherlands	2.8
Spain	2.8
Sweden	2.4
Norway	1.6
South Korea	1.1
Greece	0.9
Belgium	0.8
Brazil	0.8
Singapore	0.6
Taiwan	0.5
Austria	0.3
India	0.1
Ireland	0.1
Mexico	0.1
Philippines	0.1
Turkey	0.1
Canada	0.0
New Zealand	0.0
100.0%

1

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Banks	12.5%
Energy	10.1
Capital Goods	8.0
Telecommunication Services	7.1
Pharmaceuticals, Biotechnology & Life Sciences	6.7
Food, Beverage & Tobacco	6.0
Automobiles & Components	6.0
Materials	5.9
Utilities	5.6
Technology Hardware & Equipment	4.7
Insurance	4.4
Real Estate	3.7
Food & Staples Retailing	2.9
Transportation	2.6
Software & Services	2.5
Household & Personal Products	1.8
Diversified Financials	1.8
Media	1.7
Consumer Durables & Apparel	1.6
Consumer Services	1.5
Semiconductors & Semiconductor Equipment	0.9
Health Care Equipment & Services	0.8
Retailing	0.7
Commercial & Professional Services	0.5
100.0%

2

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Australia — 2.7%
982,677	Aristocrat Leisure Ltd	3,840,637
2,792,800	Asciano Group *	3,759,622
646,020	Australia and New Zealand Banking Group Ltd	11,605,630
484,119	Brambles Ltd	3,040,731
422,668	Coca Cola Amatil Ltd	3,534,171
561,449	Consolidated Media Holdings Ltd	1,513,523
1,036,861	Crown Ltd	6,929,420
125,808	CSL Ltd	3,419,328
3,750,280	Fairfax Media Ltd	4,655,367
407,072	Goodman Group	213,210
1,885,036	Insurance Australia Group Ltd	5,694,163
479,766	Lend Lease Corp Ltd	3,826,584
488,270	Metcash Ltd	1,761,444
3,110,300	Mirvac Group	3,869,981
235,715	National Australia Bank Ltd	5,671,601
86,682	QBE Insurance Group Ltd	1,675,123
51,765	Rio Tinto Ltd	2,460,404
1,578,898	Stockland (REIT)	5,024,599
606,644	TABCORP Holdings Ltd	3,436,378
1,366,634	Tatts Group Ltd	2,863,243
1,866,862	Telstra Corp Ltd	5,139,778
282,706	Westfield Group	3,018,622
321,947	Westpac Banking Corp	6,612,508
83,700	Woolworths Ltd	1,978,856
	Total Australia	95,544,923
	Austria — 0.3%
20,223	Flughafen Wien AG	856,165
92,634	OMV AG	3,657,359
169,290	Telekom Austria AG	2,959,597
88,336	Wienerberger AG *	2,019,288
	Total Austria	9,492,409

See accompanying notes to the financial statements.

3

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Belgium — 0.8%
305,660	Belgacom SA	11,481,535
74,821	Delhaize Group	5,017,622
2,621,800	Fortis *	11,184,507
	Total Belgium	27,683,664
	Brazil — 0.6%
670,300	Hypermarcas SA *	10,662,489
315,800	Localiza Rent A Car SA	2,815,005
48,600	Lojas Renner SA	771,019
139,600	Sul America SA	2,759,113
118,000	Totvs SA	5,128,339
	Total Brazil	22,135,965
	Canada — 0.0%
220,100	KAP Resources Ltd * (a) (b)	—
	Finland — 3.6%
452,613	Fortum Oyj	11,850,507
255,120	KCI Konecranes Oyj	7,237,842
216,570	Kone Oyj Class B	7,549,773
3,719,811	Nokia Oyj	52,218,062
328,625	Nokian Renkaat Oyj	7,407,164
440,660	Sampo Oyj Class A	10,562,464
932,144	Stora Enso Oyj-Class R *	6,422,509
506,400	Tieto Oyj	9,269,436
693,825	UPM-Kymmene Oyj	8,355,133
531,651	YIT Oyj	7,621,148
	Total Finland	128,494,038
	France — 11.4%
81,900	Accor SA	4,323,365
316,231	Air France-KLM *	4,838,357
3,077,621	Alcatel-Lucent *	11,687,844
287,250	ArcelorMittal	10,273,271

See accompanying notes to the financial statements.

4

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued
533,161	AXA	12,177,677
360,633	BNP Paribas	29,078,493
294,523	Bouygues SA	14,655,392
224,213	Cap Gemini SA	10,878,391
488,150	Carrefour SA	23,053,128
8,119	CNP Assurances	811,108
99,707	Compagnie Generale des Etablissements Michelin-Class B	7,529,500
209,899	Danone SA	11,444,036
152,974	Essilor International SA	8,276,266
1,055,135	France Telecom SA	26,834,260
664,206	GDF Suez	28,074,845
118,585	GDF Suez VVPR Strip *	170
101,567	L'Oreal SA	10,026,429
39,645	Lafarge SA	3,378,501
55,146	Neopost SA	4,551,450
115,088	Pernod-Ricard SA	8,989,914
165,701	Peugeot SA *	4,809,532
157,878	Renault SA *	7,123,717
595,796	Sanofi-Aventis	40,566,394
132,104	Schneider Electric SA	12,207,496
82,259	Societe BIC SA	5,062,540
143,321	Societe Generale	11,584,583
66,129	Sodexo	3,813,883
93,822	Technip SA	5,818,206
92,369	Thales SA	4,248,340
1,015,947	Total SA	58,294,757
832,999	Vivendi Universal SA	23,778,344
	Total France	408,190,189
	Germany — 6.8%
251,467	Adidas AG	11,860,118
254,529	Allianz SE (Registered)	29,490,902
55,261	Axel Springer AG	4,849,714
182,129	BASF AG	9,518,250

See accompanying notes to the financial statements.

5

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
277,898	Bayer AG	17,089,474
153,891	Bayerische Motoren Werke AG	7,023,876
104,102	Beiersdorf AG	5,284,837
298,917	Commerzbank AG *	2,763,704
582,261	Daimler AG (Registered)	26,364,209
50,872	Deutsche Bank AG (Registered)	3,455,081
152,000	Deutsche Lufthansa AG (Registered)	2,445,685
120,269	Deutsche Post AG (Registered)	2,079,297
928,924	Deutsche Telekom AG (Registered)	12,368,552
669,095	E.ON AG	28,350,724
72,514	Fraport AG	3,670,762
96,500	Gerresheimer AG	2,721,704
201,620	Heidelberger Druckmaschinen AG *	1,766,469
185,121	MAN SE	14,191,744
37,666	Merck KGaA	3,418,935
58,262	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	8,705,773
165,649	RWE AG	15,360,047
297,814	SAP AG	14,541,561
177,893	Siemens AG (Registered)	15,454,707
	Total Germany	242,776,125
	Greece — 0.8%
4,172,613	Alapis Holding Industrial & Commercial SA	3,589,151
514,828	EFG Eurobank Ergasias *	7,228,793
320,344	National Bank of Greece SA *	10,061,772
351,242	OPAP SA	8,578,800
	Total Greece	29,458,516
	Hong Kong — 3.2%
912,500	Cheung Kong Holdings Ltd	10,802,632
1,423,000	CLP Holdings Ltd	9,521,318
4,074,622	Great Eagle Holdings Ltd	8,772,173
775,000	Hang Seng Bank Ltd	11,005,688
1,699,000	Hutchison Whampoa Ltd	11,931,921

See accompanying notes to the financial statements.

6

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
7,737,232	Link (REIT)	17,054,418
3,446,500	MTR Corp Ltd	11,607,801
8,082,887	New World Development Co Ltd	16,309,039
4,016,000	Wharf Holdings Ltd (The)	17,895,971
	Total Hong Kong	114,900,961
	India — 0.1%
98,500	Infosys Technologies Ltd Sponsored ADR	4,258,155
	Ireland — 0.1%
95,700	Bank of Ireland *	337,133
200,800	C&C Group Plc	749,627
139,046	CRH Plc	3,557,616
7,119	DCC Plc	172,662
	Total Ireland	4,817,038
	Italy — 8.7%
646,160	Alleanza Assicurazioni SPA	5,317,542
639,993	Assicurazioni Generali SPA	15,973,561
141,308	Atlantia SPA	3,154,207
265,100	Autogrill SPA *	2,990,825
6,479,439	Banca Monte dei Paschi di Siena SPA	13,643,589
317,673	Banca Popolare di Milano Scarl	2,398,738
269,507	Buzzi Unicem SPA	4,619,089
6,607,627	Enel SPA	39,049,921
2,351,150	ENI SPA	55,864,645
654,280	Fiat SPA *	7,773,435
820,593	Finmeccanica SPA	13,132,494
194,200	Fondiaria-Sai SPA	3,742,358
5,615,753	Intesa San Paolo *	24,401,964
2,495,714	Intesa Sanpaolo-Di RISP	8,156,412
514,017	Italcementi SPA-Di RISP	3,990,444
282,526	Lottomatica SPA	6,368,988
1,198,917	Mediaset SPA	7,903,327

See accompanying notes to the financial statements.

7

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
528,734	Mediobanca SPA	7,262,766
2,021,031	Pirelli & C SPA *	970,117
353,991	Prysmian SPA	6,631,849
745,496	Snam Rete Gas SPA	3,467,493
12,046,429	Telecom Italia SPA	19,522,359
13,557,018	Telecom Italia SPA-Di RISP	15,402,022
6,940,175	UniCredit SPA *	25,210,644
760,814	Unione di Banche Italiane ScpA	11,512,240
	Total Italy	308,461,029
	Japan — 21.3%
485,700	Aisin Seiki Co Ltd	12,144,641
323,600	Asahi Breweries Ltd	5,615,064
992,000	Asahi Glass Co Ltd	8,628,225
413,500	Astellas Pharma Inc	16,527,523
782,500	Bridgestone Corp	14,280,229
767,700	Canon Inc	29,346,612
239,200	Circle K Sunkus Co Ltd	3,886,449
328,500	Denso Corp	9,560,021
468,600	East Japan Railway Co	30,601,945
174,800	Electric Power Development Co Ltd	5,301,561
1,512,000	Fujitsu Ltd	10,152,362
985,000	Furukawa Electric Co Ltd (The)	4,352,896
1,679,000	Honda Motor Co Ltd	52,645,973
640,100	Hoya Corp	14,422,777
1,362,000	Itochu Corp	9,640,306
679	Japan Real Estate Investment Corp	5,533,687
4,689	Japan Tobacco Inc	13,595,660
516,100	JSR Corp	9,075,680
6,096	Jupiter Telecommunications Co Ltd	5,306,947
772,000	Kao Corp	19,552,702
888,000	Kirin Holdings Co Ltd	12,982,349
390,700	Konami Corp	7,684,110
361,900	Lawson Inc	15,670,002

See accompanying notes to the financial statements.

8

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
3,628,000	Mazda Motor Corp	10,069,210
157,900	Miraca Holdings Inc	4,552,957
590,300	Mitsubishi Corp	11,932,854
2,727,000	Mitsubishi Electric Corp	20,263,080
1,786,000	Mitsubishi Materials Corp	5,445,541
2,628,600	Mitsubishi UFJ Financial Group Inc	16,710,712
1,929,900	Mitsui & Co Ltd	25,096,428
4,724,900	Mizuho Financial Group Inc	11,495,235
728,000	Nichirei Corp	2,812,058
196,200	Nidec Corp	14,111,862
30,700	Nintendo Co Ltd	8,320,411
598	Nippon Building Fund Inc	5,264,247
4,074,000	Nippon Steel Corp	15,972,348
433,000	Nissan Chemical Industries Ltd	6,339,746
3,819,000	Nissan Motor Co Ltd	26,646,495
188,800	Nissin Foods Holding Co Ltd	6,219,681
1,385,800	Nomura Holdings Inc	12,279,932
933	Nomura Real Estate Office Fund (REIT)	6,461,003
288,200	Nomura Research Institute Ltd	6,862,881
5,088	NTT Data Corp	17,308,414
18,453	NTT Docomo Inc	28,410,545
184,710	ORIX Corp	14,153,462
462	ORIX JREIT Inc (REIT)	2,402,104
1,961,900	Panasonic Corp	31,316,512
620,000	Ricoh Company Ltd	8,919,491
1,028,000	Sekisui Chemical Co Ltd	6,556,411
139,900	Shin-Etsu Chemical Co Ltd	8,261,238
811,600	Shionogi & Co Ltd	19,842,200
994,000	Sompo Japan Insurance Inc	6,764,560
337,300	Stanley Electric Co Ltd	6,797,996
42,600	Sugi Holdings Co Ltd	974,208
924,300	Sumitomo Corp	9,456,483
1,288,200	Sumitomo Electric Industries Ltd	16,620,504
457,100	Sumitomo Mitsui Financial Group Inc	19,639,801

See accompanying notes to the financial statements.

9

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
589,000	Sumitomo Realty & Development Co Ltd	12,367,704
707,000	Tokai Carbon Co Ltd	3,627,116
298,000	Toyo Suisan Kaisha Ltd	7,584,094
94,300	Tsumura & Co	3,342,932
	Total Japan	757,710,177
	Mexico — 0.1%
70,200	Grupo Aeroportuario del Sureste SAB de CV ADR	2,885,220
	Netherlands — 2.7%
403,100	Aegon NV *	3,038,947
62,370	Akzo Nobel NV	3,540,841
129,600	ASML Holding NV	3,563,821
233,144	Fugro NV	12,579,526
79,938	Heineken NV	3,381,412
936,427	ING Groep NV *	14,119,407
1,035,135	Koninklijke Ahold NV	12,156,294
703,812	Koninklijke KPN NV	10,832,711
194,380	Koninklijke Philips Electronics NV	4,394,248
191,836	Koninklijke Ten Cate NV	4,063,447
325,861	TNT NV	8,069,397
562,390	Unilever NV	15,756,912
	Total Netherlands	95,496,963
	New Zealand — 0.0%
90,009	Air New Zealand	77,080
282,663	Telecom Corp of New Zealand	530,835
	Total New Zealand	607,915
	Norway — 1.6%
388,500	Aker Solutions ASA	3,828,061
782,000	DnB NOR ASA *	8,028,598
1,795,000	DNO International ASA *	1,891,812
3,274,500	Dockwise Ltd *	3,740,229

See accompanying notes to the financial statements.

10

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
543,200	Norsk Hydro ASA *	3,263,345
4,307,470	Prosafe ASA	21,063,385
3,796,454	Prosafe Production Public Ltd *	7,984,531
255,650	Yara International ASA	6,976,918
	Total Norway	56,776,879
	Philippines — 0.1%
31,072,000	Alliance Global Group Inc *	3,237,521
	Singapore — 0.6%
4,012,000	Ascendas Real Estate Investment Trust (REIT)	4,598,521
3,913,030	ComfortDelgro Corp Ltd	4,211,549
666,130	DBS Group Holdings Ltd	5,849,728
549,300	Singapore Airlines Ltd	4,906,851
400,989	Singapore Airport Terminal Services Ltd	688,035
	Total Singapore	20,254,684
	South Korea — 1.1%
136,973	KB Financial Group Inc *	5,623,858
65,100	KT&G Corp	3,506,082
81,500	Samsung Card Co Ltd	3,323,654
35,990	Samsung Electronics Co Ltd	22,192,313
8,600	Shinsegae Co Ltd	3,562,616
	Total South Korea	38,208,523
	Spain — 2.7%
597,280	Banco Bilbao Vizcaya Argentaria SA	10,619,225
1,544,325	Banco Santander SA	23,775,109
1,573,416	Iberdrola SA	14,608,928
79,711	Red Electrica de Espana	3,744,762
279,218	Repsol YPF SA	6,940,160
20,478	Tecnicas Reunidas SA	1,115,787
1,456,755	Telefonica SA	36,834,030
	Total Spain	97,638,001

See accompanying notes to the financial statements.

11

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Sweden — 2.4%
298,884	Assa Abloy AB Class B	4,801,542
199,796	Elekta AB Class B	3,532,773
672,090	Ericsson LM B Shares	6,449,152
307,449	Getinge AB Class B	5,285,217
131,800	Hennes & Mauritz AB Class B	7,318,121
70,100	Millicom International Cellular SA SDR *	4,922,309
1,185,249	Nordea Bank AB	12,431,945
847,000	Skandinaviska Enskilda Banken AB Class A *	5,973,308
468,200	Skanska AB Class B	6,797,031
359,232	Svenska Cellulosa AB Class B	4,695,850
231,900	Svenska Handelsbanken AB Class A	6,094,487
301,300	Tele2 AB Class B	4,195,871
996,442	TeliaSonera AB	6,483,497
658,700	Volvo AB Class B	5,783,646
	Total Sweden	84,764,749
	Switzerland — 3.1%
30,669	Baloise Holding Ltd	2,783,765
88,721	Bank Sarasin & Cie AG Class B (Registered) *	3,287,819
60,358	Energiedienst Holding AG (Registered)	3,078,331
69,400	Lonza Group AG (Registered)	6,826,422
705,747	Nestle SA (Registered)	29,382,420
606,660	Novartis AG (Registered)	28,181,246
69,355	Roche Holding AG (Non Voting)	11,046,568
660	Sika AG	840,216
70,500	Sulzer AG	5,469,397
26,091	Swisscom AG (Registered)	9,040,878
100,000	UBS AG (Registered) *	1,840,943
34,703	Zurich Financial Services AG	7,647,933
	Total Switzerland	109,425,938
	Taiwan — 0.5%
2,204,830	Acer Inc	5,015,103
192,146	Chunghwa Telecom Co Ltd ADR 144A	3,285,697

See accompanying notes to the financial statements.

12

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
2,672,460	Quanta Computer Inc	5,530,935
2,874,299	Taiwan Semiconductor Manufacturing Co Ltd	5,164,622
	Total Taiwan	18,996,357
	Turkey — 0.1%
721,300	Turkiye Halk Bankasi AS	3,899,080
	United Kingdom — 21.3%
153,475	AMEC Plc	1,873,240
260,525	Amlin Plc	1,557,093
449,444	Anglo American Plc *	14,610,073
258,433	Associated British Foods Plc	3,350,673
667,324	AstraZeneca Plc	30,966,967
1,162,075	Aviva Plc	7,610,017
2,990,597	BAE Systems Plc	15,109,097
3,177,980	Barclays Plc *	19,453,158
65,427	Berkeley Group Holdings Plc (Unit Shares) *	1,003,708
1,481,372	BG Group Plc	24,305,062
909,607	BHP Billiton Plc	23,693,475
7,742,842	BP Plc	66,360,787
568,928	British American Tobacco Plc	17,287,042
180,669	British Sky Broadcasting Group Plc	1,596,860
173,407	Bunzl Plc	1,651,096
261,078	Capita Group Plc	2,885,123
97,870	Carnival Plc	2,985,510
1,633,747	Centrica Plc	6,676,873
685,204	Cobham Plc	2,245,074
797,648	Compass Group Plc	4,212,900
801,626	Diageo Plc	12,405,243
402,597	Experian Plc	3,369,113
79,754	Fresnillo Plc	804,502
2,262,953	GlaxoSmithKline Plc	44,190,472
433,541	Group 4 Securicor Plc	1,567,211
188,531	Hiscox Ltd	1,034,822

See accompanying notes to the financial statements.

13

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
873,350	Home Retail Group Plc	4,402,770
7,539,818	HSBC Holdings Plc	81,496,270
121,995	ICAP Plc	845,996
808,617	Imperial Tobacco Group Plc	22,680,332
1,037,191	International Power Plc	4,730,680
531,120	J Sainsbury Plc	2,801,721
95,527	Jardine Lloyd Thompson Group Plc	748,295
547,186	John Wood Group Plc	2,644,416
138,307	Johnson Matthey Plc	3,171,764
246,142	Kazakhmys Plc	3,906,306
761,514	Lamprell Plc	1,940,323
42,330	Lancashire Holdings Ltd	318,863
486,118	Land Securities Group Plc	4,854,210
3,235,291	Legal & General Group Plc	4,023,705
4,383,328	Lloyds Banking Group Plc	7,848,852
66,580	Lonmin Plc *	1,569,334
118,200	Man Group Plc	512,015
1,070,255	Marks & Spencer Group Plc	5,887,392
708,924	National Grid Plc	6,805,900
240,888	Next Plc	6,389,646
220,343	Pearson Plc	2,680,325
654,647	Prudential Plc	5,662,843
585,160	Punch Taverns Plc *	1,244,149
252,520	Reckitt Benckiser Group Plc	11,675,889
582,112	Reed Elsevier Plc	4,210,969
601,645	Rio Tinto Plc	23,306,875
270,005	Rolls-Royce Group Plc *	1,977,395
2,587,461	Royal Bank of Scotland Group Plc	2,396,328
1,347,527	Royal Dutch Shell Plc A Shares (London)	37,270,427
1,216,754	Royal Dutch Shell Plc B Shares (London)	32,828,671
887,058	RSA Insurance Group Plc	1,874,197
322,863	SABMiller Plc	7,445,660
403,287	Sage Group Plc	1,442,013
69,582	Schroders Plc	1,216,379

See accompanying notes to the financial statements.

14

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
439,750	Scottish & Southern Energy Plc	7,982,595
255,387	Segro Plc	1,484,422
322,150	Serco Group Plc	2,446,039
173,823	Severn Trent (Ordinary Shares)	2,758,667
138,898	Shire Plc	2,298,457
584,424	Smith & Nephew Plc	4,948,191
95,347	Smiths Group Plc	1,236,950
514,351	Standard Chartered Plc	11,609,685
98,400	Tate & Lyle Plc	642,745
3,113,625	Tesco Plc	18,953,368
138,747	Travis Perkins Plc	1,810,293
636,186	Unilever Plc	17,384,381
22,521,001	Vodafone Group Plc	48,731,480
1,444,392	William Morrison Supermarkets Plc	6,476,084
18,140	Wolseley Plc *	424,493
99,728	Wolseley Plc (Deferred) *	—
223,678	WPP Plc	1,869,455
887,738	Xstrata Plc	11,777,940
	Total United Kingdom	758,451,346
	TOTAL COMMON STOCKS (COST $3,395,520,078)	3,444,566,365
	PREFERRED STOCKS — 0.5%
	Brazil — 0.1%
159,700	Companhia Energetica de Minas Gerais 2.79%	2,351,396
195,400	Tam SA *	2,493,431
	Total Brazil	4,844,827
	Germany — 0.3%
175,700	Henkel AG & Co KGaA 1.85%	6,944,004
47,176	Volkswagen AG 3.04%	4,427,814
	Total Germany	11,371,818

See accompanying notes to the financial statements.

15

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		Italy — 0.1%
	73,061	Exor SPA 5.65%	732,424
	157,650	Fiat SPA *	1,066,110
		Total Italy	1,798,534
		TOTAL PREFERRED STOCKS (COST $14,725,568)	18,015,179
		RIGHTS AND WARRANTS — 0.0%
		Greece — 0.0%
	4,172,613	Alapis Holding Industrial and Commercial Rights, Expires 12/31/49 *	837,460
		Italy — 0.0%
	497,700	UBI Banca Scpa Warrants, Expires 06/30/11 *	49,374
		Switzerland — 0.0%
	106,610	Bank Sarasin & Cie AG Warrants, Expires 09/15/09 *	110,748
		TOTAL RIGHTS AND WARRANTS (COST $1,077,056)	997,582
		SHORT-TERM INVESTMENTS — 2.3%
EUR	9,988,989	Allied Irish Bank Time Deposit, 0.06%, due 09/01/09	14,320,215
USD	95,299	Allied Irish Bank Time Deposit, 0.03%, due 09/01/09	95,299
EUR	16,725,321	Bank of Ireland Time Deposit, 0.06%, due 09/01/09	23,977,421
USD	13,500,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	13,500,000
HKD	106	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	16
JPY	478,571,240	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	5,143,162
USD	24,000,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	24,000,000
		TOTAL SHORT-TERM INVESTMENTS (COST $81,036,113)	81,036,113
		TOTAL INVESTMENTS — 99.5% (Cost $3,492,358,815)	3,544,615,239
		Other Assets and Liabilities (net) — 0.5%	19,346,328
		TOTAL NET ASSETS — 100.0%	$3,563,961,567

See accompanying notes to the financial statements.

16

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to the financial statements.

17

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $3,492,358,815) (Note 2)	$3,544,615,239
Cash	5,745,888
Foreign currency, at value (cost $6,508,197) (Note 2)	6,456,557
Receivable for investments sold	32,025,585
Receivable for Fund shares sold	1,700,819
Dividends and interest receivable	8,156,117
Foreign taxes receivable	2,596,945
Receivable for foreign currency sold	34,071
Receivable for expenses reimbursed by Manager (Note 3)	106,113
Miscellaneous receivable	2,016,132
Total assets	3,603,453,466
Liabilities:
Payable for investments purchased	18,216,557
Payable for Fund shares repurchased	16,351,195
Payable to affiliate for (Note 3):
Management fee	1,800,674
Shareholder service fee	467,568
Administration fee – Class M	881
Trustees and Chief Compliance Officer of GMO Trust fees	8,301
Payable for 12b-1 fee – Class M	2,120
Miscellaneous payable	1,776,860
Accrued expenses	867,743
Total liabilities	39,491,899
Net assets	$3,563,961,567

See accompanying notes to the financial statements.

18

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$4,296,892,927
Accumulated undistributed net investment income	55,874,385
Accumulated net realized loss	(841,096,627)
Net unrealized appreciation	52,290,882
$3,563,961,567
Net assets attributable to:
Class II shares	$794,751,934
Class III shares	$1,734,420,911
Class IV shares	$1,029,583,674
Class M shares	$5,205,048
Shares outstanding:
Class II	70,245,582
Class III	152,466,690
Class IV	88,421,968
Class M	458,019
Net asset value per share:
Class II	$11.31
Class III	$11.38
Class IV	$11.64
Class M	$11.36

See accompanying notes to the financial statements.

19

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $8,424,154)	$80,154,975
Interest	332,422
Total investment income	80,487,397
Expenses:
Management fee (Note 3)	10,084,435
Shareholder service fee – Class II (Note 3)	876,690
Shareholder service fee – Class III (Note 3)	1,709,076
Shareholder service fee – Class IV (Note 3)	126,511
12b-1 fee – Class M (Note 3)	5,732
Administration fee – Class M (Note 3)	4,587
Custodian and fund accounting agent fees	791,364
Legal fees	69,184
Audit and tax fees	47,104
Trustees fees and related expenses (Note 3)	35,807
Transfer agent fees	35,236
Registration fees	16,652
Miscellaneous	47,564
Total expenses	13,849,942
Fees and expenses reimbursed by Manager (Note 3)	(987,784)
Expense reductions (Note 2)	(1,483)
Net expenses	12,860,675
Net investment income (loss)	67,626,722
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $120,683) (Note 2)	(472,154,896)
Foreign currency, forward contracts and foreign currency related transactions	9,605,002
Net realized gain (loss)	(462,549,894)
Change in net unrealized appreciation (depreciation) on:
Investments	1,630,808,311
Foreign currency, forward contracts and foreign currency related transactions	664,462
Net unrealized gain (loss)	1,631,472,773
Net realized and unrealized gain (loss)	1,168,922,879
Net increase (decrease) in net assets resulting from operations	$1,236,549,601

See accompanying notes to the financial statements.

20

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$67,626,722	$222,653,366
Net realized gain (loss)	(462,549,894)	(363,356,742)
Change in net unrealized appreciation (depreciation)	1,631,472,773	(3,272,777,591)
Net increase (decrease) in net assets from operations	1,236,549,601	(3,413,480,967)
Distributions to shareholders from:
Net investment income
Class II	(18,230,535)	(15,392,810)
Class III	(56,211,753)	(74,322,210)
Class IV	—	(49,698,946)
Class M	(107,098)	(136,270)
Total distributions from net investment income	(74,549,386)	(139,550,236)
Net realized gains
Class II	—	(30,952,457)
Class III	—	(153,074,862)
Class IV	—	(132,725,396)
Class M	—	(278,249)
Total distributions from net realized gains	—	(317,030,964)
	(74,549,386)	(456,581,200)
Net share transactions (Note 7):
Class II	(198,334,686)	328,041,113
Class III	(1,129,270,179)	(98,648,505)
Class IV	571,820,303	(1,707,487,765)
Class M	(129,474)	237,607
Increase (decrease) in net assets resulting from net share transactions	(755,914,036)	(1,477,857,550)
Total increase (decrease) in net assets	406,086,179	(5,347,919,717)
Net assets:
Beginning of period	3,157,875,388	8,505,795,105
End of period (including accumulated undistributed net investment income of $55,874,385 and $62,797,049, respectively)	$3,563,961,567	$3,157,875,388

See accompanying notes to the financial statements.

21

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$8.03		$16.52		$18.56		$16.70	$15.13	$13.29
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.45		0.40		0.38	0.28	0.26
Net realized and unrealized gain (loss)	3.32		(7.95)		(0.36)		3.06	2.46	2.28
Total from investment operations	3.51		(7.50)		0.04		3.44	2.74	2.54
Less distributions to shareholders:
From net investment income	(0.23)		(0.33)		(0.44)		(0.43)	(0.33)	(0.34)
From net realized gains	—		(0.66)		(1.64)		(1.15)	(0.84)	(0.36)
Total distributions	(0.23)		(0.99)		(2.08)		(1.58)	(1.17)	(0.70)
Net asset value, end of period	$11.31		$8.03		$16.52		$18.56	$16.70	$15.13
Total Return(a)	44.26	%**	(47.49)%		(0.78)%		21.21%	19.01%	19.40%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$794,752		$765,201		$848,359		$1,018,021	$1,213,447	$808,149
Net expenses to average daily net assets	0.82	%(b)*	0.82	%(c)	0.82	%(c)	0.82%	0.82%	0.82%
Net investment income to average daily net assets	3.90	%*	3.42%		2.10%		2.17%	1.82%	1.92%
Portfolio turnover rate	34	%**	39%		29%		23%	25%	23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%	0.05%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$8.07		$16.59		$18.64		$16.76	$15.18	$13.34
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.47		0.41		0.38	0.30	0.26
Net realized and unrealized gain (loss)	3.35		(7.99)		(0.36)		3.09	2.45	2.30
Total from investment operations	3.54		(7.52)		0.05		3.47	2.75	2.56
Less distributions to shareholders:
From net investment income	(0.23)		(0.34)		(0.46)		(0.44)	(0.33)	(0.36)
From net realized gains	—		(0.66)		(1.64)		(1.15)	(0.84)	(0.36)
Total distributions	(0.23)		(1.00)		(2.10)		(1.59)	(1.17)	(0.72)
Net asset value, end of period	$11.38		$8.07		$16.59		$18.64	$16.76	$15.18
Total Return(a)	44.42	%**	(47.42)%		(0.75)%		21.36%	19.07%	19.41%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,734,421		$2,054,885		$4,078,545		$4,556,742	$3,800,326	$3,663,370
Net expenses to average daily net assets	0.75	%(b)*	0.75	%(c)	0.75	%(c)	0.75%	0.75%	0.75%
Net investment income to average daily net assets	3.98	%*	3.51%		2.16%		2.11%	1.97%	1.87%
Portfolio turnover rate	34	%**	39%		29%		23%	25%	23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%	0.05%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$8.07		$16.59		$18.64		$16.77	$15.18	$13.34
Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.51		0.40		0.36	0.31	0.28
Net realized and unrealized gain (loss)	3.34		(8.02)		(0.34)		3.11	2.47	2.28
Total from investment operations	3.57		(7.51)		0.06		3.47	2.78	2.56
Less distributions to shareholders:
From net investment income	—		(0.35)		(0.47)		(0.45)	(0.35)	(0.36)
From net realized gains	—		(0.66)		(1.64)		(1.15)	(0.84)	(0.36)
Total distributions	—		(1.01)		(2.11)		(1.60)	(1.19)	(0.72)
Net asset value, end of period	$11.64		$8.07		$16.59		$18.64	$16.77	$15.18
Total Return(a)	44.24	%**	(47.39)%		(0.68)%		21.36%	19.22%	19.47%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,029,584		$334,003		$3,571,516		$3,424,024	$2,007,037	$1,169,805
Net expenses to average daily net assets	0.69	%(b)*	0.69	%(c)	0.69	%(c)	0.69%	0.69%	0.69%
Net investment income to average daily net assets	4.75	%*	3.70%		2.08%		2.04%	1.98%	2.00%
Portfolio turnover rate	34	%**	39%		29%		23%	25%	23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%	0.05%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$8.07		$16.58		$18.63		$16.75	$15.19	$13.25
Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.41		0.35		0.30	0.24	0.30
Net realized and unrealized gain (loss)	3.34		(7.96)		(0.36)		3.12	2.46	2.21
Total from investment operations	3.52		(7.55)		(0.01)		3.42	2.70	2.51
Less distributions to shareholders:
From net investment income	(0.23)		(0.30)		(0.40)		(0.39)	(0.30)	(0.21)
From net realized gains	—		(0.66)		(1.64)		(1.15)	(0.84)	(0.36)
Total distributions	(0.23)		(0.96)		(2.04)		(1.54)	(1.14)	(0.57)
Net asset value, end of period	$11.36		$8.07		$16.58		$18.63	$16.75	$15.19
Total Return(a)	44.10	%**	(47.58)%		(1.05)%		21.04%	18.66%	19.18%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,205		$3,786		$7,375		$8,258	$5,673	$3,508
Net expenses to average daily net assets	1.05	%(b)*	1.05	%(c)	1.05	%(c)	1.05%	1.05%	1.05%
Net investment income to average daily net assets	3.57	%*	3.11%		1.81%		1.69%	1.56%	2.24%
Portfolio turnover rate	34	%**	39%		29%		23%	25%	23%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%	0.05%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments in companies tied economically to non-U.S. countries, including companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to countries outside the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions. The Fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund typically invests in emerging countries, but these investments generally represent 10% or less of the Fund's total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees they bear.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

26

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 95.35% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund considered certain bankrupt securities to be worthless.

27

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$—	$95,544,923	$—		$95,544,923
Austria	—	9,492,409	—		9,492,409
Belgium	—	27,683,664	—		27,683,664
Brazil	22,135,965	—	—		22,135,965
Canada	—	—	0	*	0
Finland	—	128,494,038	—		128,494,038
France	26,834,260	381,355,929	—		408,190,189
Germany	—	242,776,125	—		242,776,125
Greece	—	29,458,516	—		29,458,516
Hong Kong	—	114,900,961	—		114,900,961
India	4,258,155	—	—		4,258,155
Ireland	—	4,817,038	—		4,817,038
Italy	—	308,461,029	—		308,461,029
Japan	—	757,710,177	—		757,710,177
Mexico	2,885,220	—	—		2,885,220
Netherlands	—	95,496,963	—		95,496,963
New Zealand	—	607,915	—		607,915
Norway	—	56,776,879	—		56,776,879
Philippines	—	3,237,521	—		3,237,521
Singapore	—	20,254,684	—		20,254,684
South Korea	—	38,208,523	—		38,208,523
Spain	—	97,638,001	—		97,638,001
Sweden	—	84,764,749	—		84,764,749
Switzerland	—	109,425,938	—		109,425,938
Taiwan	3,285,697	15,710,660	—		18,996,357
Turkey	—	3,899,080	—		3,899,080
United Kingdom	—	758,451,346	—		758,451,346
TOTAL COMMON STOCKS	59,399,297	3,385,167,068	0		3,444,566,365

28

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Brazil	$4,844,827	$—	$—	$4,844,827
Germany	—	11,371,818	—	11,371,818
Italy	—	1,798,534	—	1,798,534
TOTAL PREFERRED STOCKS	4,844,827	13,170,352	—	18,015,179
Rights and Warrants
Greece	—	837,460	—	837,460
Italy	—	49,374	—	49,374
Switzerland	—	110,748	—	110,748
TOTAL RIGHTS AND WARRANTS	—	997,582	—	997,582
Short-Term Investments	81,036,113	—	—	81,036,113
Total Investments	145,280,237	3,399,335,002	—	3,544,615,239
Total	$145,280,237	$3,399,335,002	$0	$3,544,615,239

*  Represents the interest in securities that have no value at August 31, 2009.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Common Stocks
Australia	$1,006,270	$844,164	$—	$(1,162,300)	$3,967,233	$(4,655,367)	$—
Canada	1,730	—	—	—	(1,730)	—	—
Total	$1,008,000	$844,164	$—	$(1,162,300)	$3,965,503	$(4,655,367)	$—

29

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the

30

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

31

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the period ended August 31, 2009, the Fund incurred $120,683 in capital gains tax, which is included in net realized gain (loss) in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement

32

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $257,668,488.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(72,173,104)
Total	$(72,173,104)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,585,450,110	$298,111,233	$(338,946,104)	$(40,834,871)

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $44,659,286.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of

33

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the

34

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), and Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates,

35

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by

36

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

37

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$997,582	$—	$997,582
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$997,582	$—	$997,582
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

38

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(279,503)	$—	$(279,503)
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(279,503)	$—	$(279,503)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$(85,564)	$—	$(85,564)
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(85,564)	$—	$(85,564)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Rights/Warrants
Average notional amount outstanding	$1,074,802
Highest notional amount outstanding	5,135,685
Lowest notional amount outstanding	14,791

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on

39

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares,and 0.09% for Class IV shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, administration fees, distribution (12b-1) fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.60% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.60% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $28,539 and $16,836, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

40

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $1,096,715,246 and $1,529,382,563, respectively. Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $343,570,560.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2009, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 1.48% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class II:	Shares	Amount	Shares	Amount
Shares sold	1,205,915	$11,841,237	58,274,223	$511,976,197
Shares issued to shareholders in reinvestment of distributions	1,497,403	14,494,861	3,196,851	40,987,454
Shares repurchased	(27,756,379)	(224,670,784)	(17,540,416)	(224,922,538)
Net increase (decrease)	(25,053,061)	$(198,334,686)	43,930,658	$328,041,113

41

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	10,976,871	$65,171,586	107,907,531	$953,731,183
Shares issued to shareholders in reinvestment of distributions	4,223,561	41,095,249	15,342,666	200,755,062
Shares repurchased	(117,456,864)	(1,235,537,014)	(114,403,163)	(1,253,134,750)
Net increase (decrease)	(102,256,432)	$(1,129,270,179)	8,847,034	$(98,648,505)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	88,385,571	$996,286,516	1,297,973	$19,976,078
Shares issued to shareholders in reinvestment of distributions	—	—	11,448,393	156,652,652
Shares repurchased	(41,363,438)	(424,466,213)	(186,625,494)	(1,884,116,495)
Net increase (decrease)	47,022,133	$571,820,303	(173,879,128)	$(1,707,487,765)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class M:	Shares	Amount	Shares	Amount
Shares sold	29,748	$286,962	70,075	$896,218
Shares issued to shareholders in reinvestment of distributions	11,007	107,098	32,761	414,519
Shares repurchased	(52,076)	(523,534)	(78,335)	(1,073,130)
Net increase (decrease)	(11,321)	$(129,474)	24,501	$237,607

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

42

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

43

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements,

44

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

45

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

46

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.82%	$1,000.00	$1,442.60	$5.05
2) Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18
Class III
1) Actual	0.75%	$1,000.00	$1,444.20	$4.62
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82
Class IV
1) Actual	0.69%	$1,000.00	$1,442.40	$4.25
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52
Class M
1) Actual	1.05%	$1,000.00	$1,441.00	$6.46
2) Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

47

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.8%
Short-Term Investments	3.3
Preferred Stocks	0.2
Debt Obligations	0.0
Rights and Warrants	0.0
Other	2.7
100.0%
Country Summary	% of Equity Investments
Japan	20.4%
United Kingdom	15.6
Italy	8.3
Germany	8.1
France	6.5
Netherlands	6.3
Switzerland	4.6
Finland	4.5
Hong Kong	3.6
Canada	2.6
Australia	2.5
Norway	2.4
South Korea	2.4
Sweden	2.0
Brazil	1.4
China	1.4
Singapore	1.3
Belgium	1.0
Spain	1.0
Mexico	0.8
New Zealand	0.6
Philippines	0.6
Taiwan	0.5
Greece	0.4
Thailand	0.4
Austria	0.3
Indonesia	0.2
Ireland	0.2
India	0.1
Cyprus	0.0
100.0%

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Capital Goods	15.1%
Materials	9.0
Energy	7.8
Food, Beverage & Tobacco	6.4
Software & Services	5.8
Consumer Durables & Apparel	5.2
Commercial & Professional Services	5.1
Retailing	4.9
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Diversified Financials	4.1
Automobiles & Components	3.9
Insurance	3.8
Banks	3.6
Consumer Services	3.6
Technology Hardware & Equipment	3.2
Media	3.2
Transportation	2.9
Real Estate	2.9
Health Care Equipment & Services	1.5
Utilities	1.1
Telecommunication Services	1.0
Household & Personal Products	1.0
Food & Staples Retailing	0.2
100.0%

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.8%
	Australia — 2.4%
78,778	Aristocrat Leisure Ltd	307,891
350,000	Asciano Group *	471,164
132,693	Australian Vintage Ltd *	35,906
361,031	Fairfax Media Ltd	448,162
130,587	Goodman Group	68,397
270,209	Insurance Australia Group Ltd	816,225
239,631	Iress Market Technology Ltd	1,669,232
101,189	Metcash Ltd	365,041
700,000	Mirvac Group	870,973
374,814	Tatts Group Ltd	785,275
400,000	Ten Network Holdings Ltd	420,495
225,000	WDS Ltd	372,688
75,177	West Australian Newspapers Holdings Ltd	424,940
	Total Australia	7,056,389
	Austria — 0.3%
9,907	Flughafen Wien AG	419,425
16,768	Wienerberger AG *	383,302
	Total Austria	802,727
	Belgium — 1.0%
14,378	Bekaert NV	1,913,021
34,000	Umicore	922,682
	Total Belgium	2,835,703
	Brazil — 1.3%
410,100	Cia Hering	3,984,152
	Canada — 2.4%
112,400	Flint Energy Services Ltd *	1,059,573
197,400	Gammon Gold Inc *	1,325,316
52,800	ING Canada Inc	1,638,862

See accompanying notes to the financial statements.

3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
90,600	KAP Resources Ltd * (a) (b)	828
138,400	Linamar Corp	1,605,554
400,000	OPTI Canada Inc 144A *	617,493
164,800	Precision Drilling Trust	940,854
	Total Canada	7,188,480
	China — 1.3%
4,055,000	Uni-President China Holding Ltd	2,255,953
4,865,000	Xingda International Holdings Ltd	1,713,558
	Total China	3,969,511
	Finland — 4.2%
25,390	Atria Group Plc	409,783
24,833	Hk-Ruokatalo Oyj Class A	306,059
63,606	KCI Konecranes Oyj	1,804,524
38,479	Marimekko Oyj	565,236
90,588	Nokian Renkaat Oyj	2,041,842
256,270	Oriola-KD Oyj Class B	1,306,717
60,000	Orion Oyj Class B	1,020,309
161,575	Tieto Oyj	2,957,561
156,144	YIT Oyj	2,238,304
	Total Finland	12,650,335
	France — 6.1%
100,000	Air France-KLM *	1,530,007
65,435	Boursorama *	601,098
40,008	Cap Gemini SA	1,941,113
8,814	CNP Assurances	880,540
3,629	Damartex SA	72,925
31,077	Essilor International SA	1,681,341
9,341	Eurazeo	506,054
60,000	Faurecia *	828,336
3,039	Gaumont SA	168,931
32,724	JC Decaux SA *	709,441
30,851	Mercialys SA	1,133,214

See accompanying notes to the financial statements.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued
37,500	Renault SA *	1,692,062
26,292	Technip SA	1,630,452
25,900	Teleperformance	892,335
96,712	TF1 SA	1,568,871
10,000	Virbac SA	904,629
40,031	Zodiac Aerospace	1,521,728
	Total France	18,263,077
	Germany — 7.4%
33,107	Adidas AG	1,561,449
4,404	Axel Springer AG	386,496
39,700	Beiersdorf AG	2,015,408
67,386	Cat Oil AG *	390,082
13,955	Celesio AG	380,259
23,183	Commerzbank AG *	214,344
95,828	Francotyp-Postalia Holdings AG *	213,122
20,201	Fraport AG	1,022,603
61,053	Gagfah SA	551,958
80,000	GEA Group AG	1,420,893
167,760	Gerresheimer AG	4,731,535
71,173	GFK SE	2,170,729
36,699	Heidelberger Druckmaschinen AG *	321,534
6,133	MAN SE	470,168
31,199	Nemetschek AG *	624,863
286,133	Patrizia Immobilien AG *	1,267,600
150,000	Praktiker Bau-Und Heimwerkermaerkte Holding AG	1,940,046
148,722	Symrise AG	2,461,620
	Total Germany	22,144,709
	Greece — 0.4%
32,435	Bank of Cyprus Public Co Ltd	224,994
42,200	Metka SA	533,934
36,350	Mytilineos Holdings SA	304,735
	Total Greece	1,063,663

See accompanying notes to the financial statements.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — 3.4%
580,600	Dah Sing Financial Group	3,130,790
1,998,696	Hong Kong & Shanghai Hotels	2,253,994
420,000	Melco Crown Entertainment Ltd *	2,574,600
4,204,000	TPV Technology Ltd	2,284,637
	Total Hong Kong	10,244,021
	India — 0.1%
56,270	Welspun Gujarat Stahl Ltd	269,843
	Indonesia — 0.2%
350,000	United Tractors Tbk PT	469,572
	Ireland — 0.2%
22,789	DCC Plc	552,718
	Italy — 7.8%
143,657	Arnoldo Mondadori Editore SPA *	619,764
150,000	Autogrill SPA *	1,692,281
43,328	Banco Popolare Scarl *	384,525
63,529	Brembo SPA	496,299
72,532	Buzzi Unicem SPA	1,243,128
252,411	Credito Emiliano SPA *	1,566,324
50,000	ERG SPA	715,026
131,773	Exor SPA	2,271,454
63,369	Finmeccanica SPA	1,014,136
228,200	Fondiaria-Sai SPA-Di RISP	2,676,253
119,301	Grouppo Editoriale L'Espresso *	258,106
143,882	Indesit Company SPA *	988,854
40,458	Italcementi SPA	608,749
210,000	Italcementi SPA-Di RISP	1,630,283
28,135	Lottomatica SPA	634,248
233,456	Mediaset SPA	1,538,955
800,000	Pirelli & C SPA *	384,009
117,000	Prysmian SPA	2,191,938

See accompanying notes to the financial statements.

6

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
792,655	Telecom Italia SPA-Di RISP	900,529
100,428	Unione di Banche Italiane ScpA	1,519,624
	Total Italy	23,334,485
	Japan — 19.2%
165,000	Air Water Inc	1,894,768
155,100	Capcom	3,045,922
370	EPS Co Ltd	1,523,116
220,000	Fuji Oil Co Ltd	3,087,015
200	Global One REIT Co Ltd	1,489,978
140,000	Hitachi Chemical Co Ltd	2,885,174
190,000	Hitachi Koki Co Ltd	2,012,445
200,000	Hitachi Transport System Ltd	2,700,878
150,000	K's Holdings Corp	4,600,548
260,000	Keiyo Bank Ltd (The)	1,411,559
99,000	Kyorin Co Ltd	1,681,717
160,000	Leopalace21 Corp	1,447,251
55,380	Mitsubishi UFJ Lease & Finance Co Ltd	1,755,027
230,000	Nabtesco Corp	2,556,572
325,000	NHK Spring Co Ltd	2,394,455
45,000	Nissha Printing Co Ltd	2,370,019
270,000	Nissin Electric Co Ltd	1,499,199
16,500	Obic Co Ltd	2,694,019
94,000	Rohto Pharmaceutical Co Ltd	1,204,251
140,700	Shimachu Co Ltd	3,315,655
197,000	Shimadzu Corp	1,428,378
101,300	Sumitomo Rubber Industries	972,143
125,000	Toei Co Ltd	709,782
250,000	Tokuyama Corp	1,746,074
113,000	Toyo Suisan Kaisha Ltd	2,875,848
400,000	Tsubakimoto Chain Co	1,741,203
80,000	Yamato Kogyo Co	2,383,852
	Total Japan	57,426,848

See accompanying notes to the financial statements.

7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Mexico — 0.8%
853,900	Genomma Lab Internacional SA Class B *	1,205,311
247,800	Grupo Continental SAB de CV	477,814
190,000	Industrias CH SAB de CV *	694,453
	Total Mexico	2,377,578
	Netherlands — 5.9%
161,292	CSM	3,510,529
35,000	Fugro NV	1,888,461
84,662	Imtech NV	2,055,442
96,403	Koninklijke Ten Cate NV	2,041,997
54,481	Randstad Holdings NV *	2,257,332
99,027	SBM Offshore NV	2,062,848
382,966	SNS Reaal NV *	2,957,773
50,000	USG People NV *	810,686
	Total Netherlands	17,585,068
	New Zealand — 0.5%
232,564	Air New Zealand	199,157
623,084	Sky City Entertainment Group Ltd	1,391,164
	Total New Zealand	1,590,321
	Norway — 2.3%
100,000	Aker Solutions ASA	985,344
145,000	DNO International ASA *	152,820
1,985,000	Dockwise Ltd *	2,267,324
400,000	Prosafe ASA	1,955,987
647,885	Prosafe Production Public Ltd *	1,362,603
	Total Norway	6,724,078
	Philippines — 0.6%
7,203,000	Aboitiz Power Corp	912,976
2,870,000	Alliance Global Group Inc *	299,037
13,170,000	Pepsi-Cola Products Philippines Inc	576,718
	Total Philippines	1,788,731

See accompanying notes to the financial statements.

8

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Singapore — 1.2%
1,710,000	Chemoil Energy Ltd	905,146
1,584,000	Financial One Corp *	329,218
1,660,000	First Ship Lease Trust	703,742
500,000	MobileOne Ltd	593,606
958,000	Petra Foods Ltd (a)	533,760
75,000	Venture Corp Ltd	448,203
	Total Singapore	3,513,675
	South Korea — 2.2%
8,440	Cheil Industries Inc	345,457
128,039	Handsome Corp	1,166,734
1,676	Hite Brewery Co Ltd	219,270
28,080	Korea Electric Terminal Co	410,830
124,336	Kortek Corp	1,013,557
8,497	Nong Shim Co Ltd	1,611,628
7,641	Pulmuone Holdings Co Ltd	361,077
29,370	Samsung Card Co Ltd	1,197,739
19,500	Youngone Holding Co Ltd	346,942
	Total South Korea	6,673,234
	Spain — 0.9%
1,000	Construcciones y Auxiliar de Ferrocarriles SA	482,548
28,135	Grifols SA	495,978
93,535	Mapfre SA	385,207
14,630	Red Electrica de Espana	687,306
12,379	Tecnicas Reunidas SA	674,496
	Total Spain	2,725,535
	Sweden — 1.8%
95,810	B&B Tools AB	1,082,276
58,904	Getinge AB Class B	1,012,592
10,000	Millicom International Cellular SA SDR *	702,184
101,429	SAAB AB Class B	1,181,379
1,090,925	Trigon Agri A/S *	1,539,906
	Total Sweden	5,518,337

See accompanying notes to the financial statements.

9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 4.4%
4,220	Banque Cantonale Vaudoise	1,571,778
260,000	Clariant AG (Registered) *	2,357,955
13,798	Geberit AG (Registered)	2,127,401
5,790	Helvetia Patria Holding (Registered)	1,862,251
85,338	Kardex AG *	2,522,441
26,000	Sulzer AG	2,017,083
2,473	Valora Holding AG	537,144
	Total Switzerland	12,996,053
	Taiwan — 0.5%
120,290	Catcher Technology Co Ltd	310,144
148,800	Giant Manufacturing Co Ltd	380,089
2,121,280	Gold Circuit Electronics Ltd	829,905
	Total Taiwan	1,520,138
	Thailand — 0.4%
5,357,000	Home Product Center Pcl (Foreign Registered) (a)	1,103,372
	United Kingdom — 14.6%
68,591	AMEC Plc	837,188
86,929	Amlin Plc	519,553
238,524	Aquarius Platinum Ltd	1,029,964
222,272	Balfour Beatty Plc	1,213,163
56,270	Berkeley Group Holdings Plc (Unit Shares) *	863,231
100,835	Bodycote Plc	279,204
80,248	Bovis Homes Group Plc	688,772
78,241	Brit Insurance Holdings Plc	275,665
246,913	British Airways Plc *	764,474
112,540	Carillion Plc	539,027
197,260	Catlin Group Ltd	1,061,253
43,732	Chemring Group	1,482,046
71,944	Cobham Plc	235,725
28,135	Connaught Plc	171,462
62,350	Cookson Group Plc	397,851

See accompanying notes to the financial statements.

10

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
112,540	Davis Service Group (Ordinary)	718,748
47,733	De La Rue Plc	674,728
1,056,910	Dimension Data Holdings Plc	1,018,144
705,063	Galliford Try Plc	674,297
400,000	GKN Plc *	705,518
35,336	Go-Ahead Group Plc	776,546
124,498	Group 4 Securicor Plc	450,049
634,816	Hays Plc	1,068,641
123,500	Healthcare Locums Plc	453,737
43,384	Hikma Pharmaceuticals Plc	326,341
100,000	Hiscox Ltd	548,887
43,392	Homeserve Plc	1,031,488
65,027	ICAP Plc	450,941
1,500,000	Inchcape Plc *	672,950
80,728	Inmarsat Plc	681,238
93,179	International Personal Finance Plc	229,334
257,957	John Wood Group Plc	1,246,643
21,210	Johnson Matthey Plc	486,404
56,427	Kazakhmys Plc	895,504
56,572	Kier Group Plc	1,042,228
104,582	Lamprell Plc	266,473
256,389	Mitie Group Plc	1,081,858
116,559	N Brown Group	417,198
41,270	New Britain Palm Oil Ltd	251,370
39,833	Next Plc	1,056,585
133,948	Northumbrian Water Group Plc	514,500
79,863	Pennon Group Plc	597,178
80,332	Petrofac Ltd	1,143,326
171,936	Playtech Ltd	933,894
32,355	Provident Financial Plc	463,736
32,600	Punch Taverns Plc *	69,313
234,136	PZ Cussons Plc	826,020
287,620	Qinetiq Group Plc	650,524
372,025	RM Plc	1,000,384

See accompanying notes to the financial statements.

11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
139,603	RPS Group Plc	452,818
87,700	Sage Group Plc	313,584
144,742	Savills Plc	848,069
80,952	Segro Plc	470,529
236,295	Serco Group Plc	1,794,154
100,000	SIG Plc	227,180
58,160	Smith News Plc	113,418
13,390	Soco International Plc *	285,556
404,863	Spice Plc	468,535
140,675	Stagecoach Group Plc	307,224
37,398	Travis Perkins Plc	487,948
238,255	TT Group Plc	229,176
53,545	Ultra Electronics Holdings	1,093,749
124,473	United Business Media Ltd	934,712
33,275	Venture Production (Ordinary Shares)	455,841
132,606	VT Group Plc	1,109,588
100,000	William Hill Plc	299,956
19,019	Wolseley Plc (Deferred) *	—
	Total United Kingdom	43,675,340
	TOTAL COMMON STOCKS (COST $255,857,926)	280,047,693
	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
77,439	ProSiebenSat.1 Media AG 0.32%	716,564
	Italy — 0.0%
4,783	Exor SPA 5.65%	47,949
	TOTAL PREFERRED STOCKS (COST $296,239)	764,513

See accompanying notes to the financial statements.

12

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 0.0%
		Cyprus — 0.0%
	35,678	Bank of Cyprus Ltd, 5.50% , due 06/30/14	51,148
		TOTAL DEBT OBLIGATIONS (COST $48,685)	51,148
		RIGHTS AND WARRANTS — 0.0%
		Italy — 0.0%
	100,428	UBI Banca Scpa Warrants, Expires 06/30/11 *	9,963
		TOTAL RIGHTS AND WARRANTS (COST $0)	9,963
		SHORT-TERM INVESTMENTS — 3.3%
EUR	1,393,777	Allied Irish Bank Time Deposit, 0.06%, due 09/01/09	1,998,118
EUR	1,393,777	Bank of Ireland Time Deposit, 0.06%, due 09/01/09	1,998,118
USD	1,800,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	1,800,000
JPY	974,120	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,470
USD	41,591	DnB Nor Bank Time Deposit, 0.03%, due 09/01/09	41,591
EUR	1,311,522	ING Bank Time Deposit, 0.06%, due 09/01/09	1,880,198
USD	2,000,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	2,000,000
		TOTAL SHORT-TERM INVESTMENTS (COST $9,728,495)	9,728,495
		TOTAL INVESTMENTS — 97.3% (Cost $265,931,345)	290,601,812
		Other Assets and Liabilities (net) — 2.7%	8,015,782
		TOTAL NET ASSETS — 100.0%	$298,617,594

See accompanying notes to the financial statements.

13

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)  Bankrupt issuer.

Currency Abbreviations:

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to the financial statements.

14

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $265,931,345) (Note 2)	$290,601,812
Cash	5,104,375
Foreign currency, at value (cost $1,991,432) (Note 2)	2,032,212
Receivable for investments sold	2,340,406
Dividends and interest receivable	308,381
Foreign taxes receivable	100,220
Receivable for foreign currency sold	4,208
Receivable for expenses reimbursed by Manager (Note 3)	19,623
Miscellaneous receivable	842,742
Total assets	301,353,979
Liabilities:
Payable for investments purchased	1,629,251
Payable to affiliate for (Note 3):
Management fee	172,120
Shareholder service fee	34,763
Trustees and Chief Compliance Officer of GMO Trust fees	789
Miscellaneous payable	657,414
Accrued expenses	242,048
Total liabilities	2,736,385
Net assets	$298,617,594
Net assets consist of:
Paid-in capital	$453,850,751
Accumulated undistributed net investment income	1,302,846
Accumulated net realized loss	(181,268,586)
Net unrealized appreciation	24,732,583
$298,617,594
Net assets attributable to:
Class III shares	$215,714,399
Class IV shares	$82,903,195
Shares outstanding:
Class III	20,996,875
Class IV	8,073,696
Net asset value per share:
Class III	$10.27
Class IV	$10.27

See accompanying notes to the financial statements.

15

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $421,032)	$4,463,167
Interest	196,848
Total investment income	4,660,015
Expenses:
Management fee (Note 3)	893,007
Shareholder service fee – Class III (Note 3)	175,751
Shareholder service fee – Class IV (Note 3)	10,405
Custodian and fund accounting agent fees	183,668
Audit and tax fees	41,216
Transfer agent fees	20,240
Trustees fees and related expenses (Note 3)	10,390
Legal fees	5,520
Registration fees	460
Miscellaneous	4,416
Total expenses	1,345,073
Fees and expenses reimbursed by Manager (Note 3)	(250,920)
Expense reductions (Note 2)	(200)
Net expenses	1,093,953
Net investment income (loss)	3,566,062
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $13,136) (Note 2)	(97,376,837)
Foreign currency, forward contracts and foreign currency related transactions	526,813
Net realized gain (loss)	(96,850,024)
Change in net unrealized appreciation (depreciation) on:
Investments	205,368,313
Foreign currency, forward contracts and foreign currency related transactions	248,379
Net unrealized gain (loss)	205,616,692
Net realized and unrealized gain (loss)	108,766,668
Net increase (decrease) in net assets resulting from operations	$112,332,730

See accompanying notes to the financial statements.

16

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,566,062	$19,309,912
Net realized gain (loss)	(96,850,024)	(84,483,562)
Change in net unrealized appreciation (depreciation)	205,616,692	(365,228,760)
Net increase (decrease) in net assets from operations	112,332,730	(430,402,410)
Distributions to shareholders from:
Net investment income
Class III	—	(5,535,606)
Class IV	—	(7,364,331)
Total distributions from net investment income	—	(12,899,937)
Net realized gains
Class III	—	(17,878,843)
Class IV	—	(33,553,914)
Total distributions from net realized gains	—	(51,432,757)
Return of capital
Class III	—	(183,326)
Class IV	—	(243,890)
Total distributions from return of capital	—	(427,216)
	—	(64,759,910)
Net share transactions (Note 7):
Class III	(77,971,138)	18,176,575
Class IV	(64,656,187)	(199,947,721)
Increase (decrease) in net assets resulting from net share transactions	(142,627,325)	(181,771,146)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	17,567	14
Class IV	32,431	27
Increase in net assets resulting from purchase premiums and redemption fees	49,998	41
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(142,577,327)	(181,771,105)
Total increase (decrease) in net assets	(30,244,597)	(676,933,425)
Net assets:
Beginning of period	328,862,191	1,005,795,616
End of period (including accumulated undistributed net investment income of $1,302,846 and distributions in excess of net investment income of $2,263,216, respectively)	$298,617,594	$328,862,191

See accompanying notes to the financial statements.

17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.41		$14.63		$18.38		$17.98	$17.19	$14.79
Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.30		0.31		0.28	0.26	0.26
Net realized and unrealized gain (loss)	3.74		(7.43)		(0.36)		4.51	3.19	3.76
Total from investment operations	3.86		(7.13)		(0.05)		4.79	3.45	4.02
Less distributions to shareholders:
From net investment income	—		(0.27)		(0.41)		(0.44)	(0.32)	(0.38)
From net realized gains	—		(0.81)		(3.29)		(3.95)	(2.34)	(1.24)
Return of capital	—		(0.01)		—		—	—	—
Total distributions	—		(1.09)		(3.70)		(4.39)	(2.66)	(1.62)
Net asset value, end of period	$10.27		$6.41		$14.63		$18.38	$17.98	$17.19
Total Return(a)	60.22	%**	(51.33)%		(1.96)%		29.94%	22.32%	28.40%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$215,714		$185,298		$338,804		$375,565	$364,551	$426,758
Net expenses to average daily net assets	0.86	%(b)*	0.85	%(c)	0.86	%(c)	0.86%	0.85%	0.85%
Net investment income to average daily net assets	2.86	%*	2.59%		1.69%		1.53%	1.52%	1.71%
Portfolio turnover rate	40	%**	42%		42%		37%	40%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.20	%*	0.11%		0.09%		0.09%	0.09%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(d)	$0.00	(d)	—		—	—	—

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(d)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

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19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Period from August 12, 2009 through August 31, 2009		Period from March 1, 2009 through March 16, 2009
	(Unaudited)(a)		(Unaudited)(a)
Net asset value, beginning of period	$9.84		$6.42
Income (loss) from investment operations:
Net investment income (loss)†	0.00		0.01
Net realized and unrealized gain (loss)	0.43		0.01
Total from investment operations	0.43		0.02
Less distributions to shareholders:
From net investment income	—		—
From net realized gains	—		—
Return of capital	—		—
Total distributions	—		—
Net asset value, end of period	$10.27		$6.44
Total Return(b)	4.37	%**	0.31	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$82,903		$144,101
Net expenses to average daily net assets	0.80	%(c)*	0.81	%(c)*
Net investment income to average daily net assets	0.39	%*	3.28	%*
Portfolio turnover rate	40	%††**	40	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.22	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.00	(e)

(a)  The class was inactive from March 17, 2009 to August 12, 2009.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the six months ended August 31, 2009.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class IV share outstanding throughout each period)

	Year Ended February 28/29,
	2009		2008		2007	2006	2005
Net asset value, beginning of period	$14.64		$18.39		$17.99	$17.20	$14.80
Income (loss) from investment operations:
Net investment income (loss)†	0.33		0.31		0.28	0.26	0.26
Net realized and unrealized gain (loss)	(7.46)		(0.35)		4.52	3.20	3.76
Total from investment operations	(7.13)		(0.04)		4.80	3.46	4.02
Less distributions to shareholders:
From net investment income	(0.27)		(0.42)		(0.45)	(0.33)	(0.38)
From net realized gains	(0.81)		(3.29)		(3.95)	(2.34)	(1.24)
Return of capital	(0.01)		—		—	—	—
Total distributions	(1.09)		(3.71)		(4.40)	(2.67)	(1.62)
Net asset value, end of period	$6.42		$14.64		$18.39	$17.99	$17.20
Total Return(b)	(51.29)%		(1.91)%		30.00%	22.37%	28.44%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$143,564		$666,991		$740,872	$638,634	$567,048
Net expenses to average daily net assets	0.80	%(d)	0.81	%(d)	0.81%	0.80%	0.81%
Net investment income to average daily net assets	2.74%		1.70%		1.54%	1.55%	1.69%
Portfolio turnover rate	42%		42%		37%	40%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11%		0.09%		0.09%	0.09%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	—		—	—	—

See accompanying notes to the financial statements.

21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index (formerly S&P/Citigroup EMI World ex-U.S. Index). The Fund typically makes equity investments in companies tied economically to non-U.S. countries that are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization ("small companies"). Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions. The Fund, however, may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund typically invests in emerging countries, but these investments (excluding investments in companies from emerging countries included in the Fund's benchmark) generally represent 10% or less of the Fund's total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including, without limitation, futures and options. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

As of August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder servicing fee.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

22

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 88.09% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund's securities in Thailand were valued at the local price and subject to a premium adjustment upon exceeding foreign ownership limitations. The Fund considered certain bankrupt securities to be worthless. The Fund valued Petra Foods at the mid-point between the bid and the asked price.

23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$7,056,389	$—	$7,056,389
Austria	—	802,727	—	802,727
Belgium	—	2,835,703	—	2,835,703
Brazil	3,984,152	—	—	3,984,152
Canada	7,187,652	—	828	7,188,480
China	—	3,969,511	—	3,969,511
Finland	—	12,650,335	—	12,650,335
France	—	18,263,077	—	18,263,077
Germany	—	22,144,709	—	22,144,709
Greece	—	1,063,663	—	1,063,663
Hong Kong	2,574,600	7,669,421	—	10,244,021
India	—	269,843	—	269,843
Indonesia	—	469,572	—	469,572
Ireland	—	552,718	—	552,718
Italy	—	23,334,485	—	23,334,485
Japan	—	57,426,848	—	57,426,848
Mexico	2,377,578	—	—	2,377,578
Netherlands	—	17,585,068	—	17,585,068
New Zealand	—	1,590,321	—	1,590,321
Norway	—	6,724,078	—	6,724,078
Philippines	—	1,788,731	—	1,788,731
Singapore	—	2,979,915	533,760	3,513,675
South Korea	—	6,673,234	—	6,673,234
Spain	—	2,725,535	—	2,725,535
Sweden	—	5,518,337	—	5,518,337
Switzerland	—	12,996,053	—	12,996,053
Taiwan	—	1,520,138	—	1,520,138
Thailand	—	—	1,103,372	1,103,372
United Kingdom	—	43,675,340	—	43,675,340
TOTAL COMMON STOCKS	16,123,982	262,285,751	1,637,960	280,047,693

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Germany	$—	$716,564	$—	$716,564
Italy	—	47,949	—	47,949
TOTAL PREFERRED STOCKS	—	764,513	—	764,513
Debt Obligations
Cyprus	—	51,148	—	51,148
TOTAL DEBT OBLIGATIONS	—	51,148	—	51,148
Rights and Warrants
Italy	—	9,963	—	9,963
TOTAL RIGHTS AND WARRANTS	—	9,963	—	9,963
Short-Term Investments	9,728,495	—	—	9,728,495
Total Investments	25,852,477	263,111,375	1,637,960	290,601,812
Total	$25,852,477	$263,111,375	$1,637,960	$290,601,812

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was 0.55% of total net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Common Stocks
Australia	$165,081	$—	$—	$—	$283,081	$(448,162)	$—
Canada	712	—	—	—	116	—	828
South Korea	125,060	(169,258)	—	(87,576)	131,774	—	—
Thailand	962,474	(430,400)	—	(95,154)	666,452	—	1,103,372
Singapore	—	(161,965)	—	(236,181)	580,798	351,108	533,760
Total	$1,253,327	$(761,623)	$—	$(418,911)	$1,662,221	$(97,054)	$1,637,960

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the period ended August 31, 2009, the Fund paid $13,136 in foreign capital gains tax, which is included in net realized gain (loss) in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing

28

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital and currency losses of $81,517,073 and $1,563,263, respectively.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$267,377,334	$54,593,956	$(31,369,478)	$23,224,478

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $79,315,452.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

During the six-month period ended August 31, 2009, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Smaller Company Risk — The securities of small companies typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. These risks are particularly pronounced for the Fund because it makes equity investments in small companies and may make investments in companies in emerging countries.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be

32

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

33

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$9,963	$—	$9,963
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$9,963	$—	$9,963
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

34

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(111,631)	$—	$(111,631)
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(111,631)	$—	$(111,631)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$7,999	$—	$7,999
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$7,999	$—	$7,999

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Rights/Warrants
Average notional amount outstanding	$46,005
Highest notional amount outstanding	150,340
Lowest notional amount outstanding	3,399

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

35

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.70% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.70% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.70% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $9,838 and $1,472, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $97,364,379 and $104,871,245, respectively. Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $124,666,450.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 54.61% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

36

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	307,655	$2,487,499	8,133,081	$54,843,370
Shares issued to shareholders in reinvestment of distributions	—	—	2,299,029	23,448,063
Shares repurchased	(8,212,156)	(80,458,637)	(4,688,611)	(60,114,858)
Purchase premiums	—	12,500	—	—
Redemption fees	—	5,067	—	14
Net increase (decrease)	(7,904,501)	$(77,953,571)	5,743,499	$18,176,589
	Six Months Ended August 31, 2009 (Unaudited)*		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	8,073,696	$79,445,169	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	3,578,937	39,283,862
Shares repurchased	(22,361,691)	(144,101,356)	(26,775,273)	(239,231,583)
Purchase premiums	—	—	—	—
Redemption fees	—	32,431	—	27
Net increase (decrease)	(14,287,995)	$(64,623,756)	(23,196,336)	$(199,947,694)

*  The class was inactive from March 17, 2009 to August 12, 2009.

37

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

38

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

39

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

40

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

41

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.86%	$1,000.00	$1,602.20	$5.64	*
2) Hypothetical	0.86%	$1,000.00	$1,020.87	$4.38	*
Class IV
1) Actual	0.80%	$1,000.00	$1,043.70	$0.43	(a)
2) Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08	(b)

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(a)  For the period August 12, 2009 (commencement of operations) through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 19 days in the period, divided by 365 days in the year.

(b)  For the period March 1, 2009 through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	89.4%
Preferred Stocks	8.0
Short-Term Investments	1.2
Private Equity Securities	0.4
Debt Obligations	0.4
Investment Funds	0.3
Convertible Securities	0.1
Rights and Warrants	0.0
Mutual Funds	0.0
Other	0.2
100.0%
Country Summary	% of Equity Investments
South Korea	19.2%
Russia	12.7
Brazil	11.9
China	10.5
Taiwan	10.0
Turkey	9.6
India	6.1
Thailand	5.4
Poland	3.4
Indonesia	2.4
South Africa	2.1
Malaysia	1.7
Egypt	1.3
Israel	0.9
Mexico	0.8
Philippines	0.6
Czech Republic	0.4
Chile	0.3
Hungary	0.3
Morocco	0.2
Argentina	0.1
United States	0.1
Lebanon	0.0
Peru	0.0
Sri Lanka	0.0
Ukraine	0.0
100.0%

1

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Banks	19.4%
Energy	18.0
Materials	12.9
Telecommunication Services	8.8
Semiconductors & Semiconductor Equipment	6.7
Capital Goods	6.2
Technology Hardware & Equipment	4.7
Software & Services	3.5
Food, Beverage & Tobacco	3.3
Automobiles & Components	2.9
Utilities	2.2
Diversified Financials	2.2
Real Estate	1.7
Retailing	1.2
Transportation	1.2
Consumer Durables & Apparel	1.0
Media	0.9
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Food & Staples Retailing	0.6
Household & Personal Products	0.5
Consumer Services	0.5
Health Care Equipment & Services	0.4
Insurance	0.3
Miscellaneous	0.2
100.0%

2

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.4%
	Argentina — 0.1%
886,796	Petrobras Energia Participaciones SA Sponsored ADR *	5,879,457
124,800	Telecom Argentina SA Sponsored ADR *	1,850,784
	Total Argentina	7,730,241
	Brazil — 5.0%
3,341,400	Banco do Brasil SA	46,379,277
6,136,900	BM&F BOVESPA SA	37,836,673
1,011,000	BRF-Brasil Foods SA *	22,529,846
640,400	Cia de Saneamento de Minas Gerais-Copasa MG *	10,231,041
3,926,300	Companhia Brasileira de Meios de Pagamento	34,248,619
1,165,102	Companhia Saneamento Basico Sao Paulo	21,451,180
334,392	Electrobras (Centro)	4,888,046
1,576,400	Gerdau SA	14,260,954
319,763	Itau Unibanco Holding SA ADR	5,356,030
300,200	MRV Engenharia e Participacoes SA	5,437,909
1,861,500	Natura Cosmeticos SA	30,114,679
1,357,100	Petroleo Brasileiro SA (Petrobras)	27,023,910
1,507,490	Petroleo Brasileiro SA (Petrobras) ADR	59,756,904
1,575,900	Redecard SA	21,572,781
359,004	Souza Cruz SA	11,398,525
443,000	Tele Norte Leste Participacoes SA	8,299,639
391,350	Usinas Siderurgicas de Minas Gerais SA	9,227,778
3,770,200	Vale SA	73,375,570
337,120	Vale SA Sponsored ADR	6,476,075
	Total Brazil	449,865,436
	Chile — 0.3%
110,480	AFP Provida SA Sponsored ADR *	3,604,962
69,130	Banco Santander Chile SA ADR	3,537,382
201,788	Compania Cervecerias Unidas ADR	6,566,182
1,416	Embotelladora Andina SA ADR A Shares	20,560

See accompanying notes to the financial statements.

3

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Chile — continued
174,340	Embotelladora Andina SA ADR B Shares	2,988,188
822,567	Lan Airlines SA Sponsored ADR	9,747,419
	Total Chile	26,464,693
	China — 10.2%
9,897,990	Advanced Semiconductor Manufacturing Co Class H *	357,705
14,764,000	Air China Ltd Class H *	8,698,733
181,778,000	Bank of China Ltd Class H	88,412,882
3,764,000	C C Land Holdings Ltd	1,914,229
13,644,000	China Agri-Industries Holdings Ltd	9,577,472
22,196,000	China Coal Energy Co Class H	28,279,132
20,600,000	China Communication Services Corp Ltd Class H	11,532,744
70,436,000	China Construction Bank Class H	53,082,359
12,575,400	China Merchants Bank Co Ltd Class H	27,415,143
10,393,942	China Mobile Ltd	102,066,101
6,978,000	China National Building Material Co Ltd Class H	14,696,437
26,728,000	China Oilfield Services Ltd Class H	23,235,822
41,881,351	China Petroleum & Chemical Corp Class H	35,086,121
6,688,000	China Resources Land Ltd	14,033,168
84,736,000	China Telecom Corp Ltd Class H	43,683,770
29,366,000	China Ting Group Holding Ltd	4,542,880
4,257,500	China Vanke Co Ltd Class B	4,943,588
6,938,000	China Zhongwang Holdings Ltd *	7,573,171
10,932,271	Cosco Pacific Ltd	16,356,524
27,426,000	Denway Motors Ltd	12,387,637
32,082,000	Dongfeng Motor Group Co Ltd	33,309,808
8,340,000	Guangdong Investments Ltd	4,252,918
594,000	Hengan International Group Co Ltd	3,296,731
16,574,000	Huaneng Power International Inc Class H	11,570,666
121,654,000	Industrial and Commercial Bank of China Ltd Class H	83,051,660
7,148,500	Kingboard Chemical Holdings Ltd	22,702,141
2,543,600	Lee & Man Paper Manufacturing Ltd	4,130,278
28,987,000	Maoye International Holdings	7,029,699
16,254,000	Parkson Retail Group Ltd	24,026,673

See accompanying notes to the financial statements.

4

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	China — continued
6,356,172	Peace Mark Holdings Ltd * (a) (b)	—
662,930	Perfect World Co Ltd ADR *	25,290,780
27,457,101	PetroChina Co Ltd Class H	30,313,653
38,268,789	Pico Far East Holdings Ltd	5,685,819
447,738	Shanda Interactive Entertainment Ltd Sponsored ADR *	21,921,252
3,153,500	Shandong Chenming Paper Holdings Ltd Class H	2,189,837
706,000	Shandong Weigao Group Medical Polymer Co Ltd Class H	1,914,249
27,218,000	Shenzhen Investment Ltd	9,765,796
5,862,000	Shimao Property Holdings Ltd	8,706,114
21,868,000	Sino-Ocean Land Holdings Ltd	19,935,303
4,994,000	Techtronic Industries Co Ltd	4,906,765
2,166,000	Tencent Holdings Ltd	32,317,156
2,506,000	Tingyi (Cayman Islands) Holding Corp	4,509,620
504,040	VisionChina Media Inc ADR *	2,842,786
3,523,200	Wilmar International Ltd	16,002,208
10,824,000	Zhejiang Expressway Co Ltd Class H	10,324,987
3,608,000	Zhuzhou CSR Times Electric Co Ltd Class H	6,136,055
25,430,000	Zijin Mining Group Co Ltd Class H	21,355,940
	Total China	925,364,512
	Czech Republic — 0.4%
206,820	CEZ AS	10,823,074
32,500	Komercni Banka AS	6,223,666
144,830	Pegas Nonwovens SA	3,680,458
6,810	Philip Morris CR AS	3,186,099
188,460	Telefonica 02 Czech Republic AS	5,233,857
425,670	Unipetrol AS *	3,153,057
	Total Czech Republic	32,300,211
	Egypt — 1.3%
528,477	Alexandria Mineral Oils Co	4,690,986
3,398,335	Commercial International Bank	33,263,963
1,060,200	EFG-Hermes Holding SAE	5,390,197
453,661	Egyptian Co for Mobile Services	17,768,868

See accompanying notes to the financial statements.

5

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
21,032	El Ezz Aldekhela Steel Alexa Co	2,918,680
248,230	Orascom Construction Industries	10,442,098
2,770,909	Orascom Telecom Holding SAE	18,103,406
2,356,570	Sidi Kerir Petrochemicals Co	4,903,303
4,301,300	Talaat Moustafa Group *	4,895,093
5,199,559	Telecom Egypt	17,403,988
	Total Egypt	119,780,582
	Hungary — 0.3%
13,590	Egis Gyogyszergyar Nyrt	1,426,551
30,660	MOL Hungarian Oil and Gas Nyrt *	2,410,901
725,550	OTP Bank Nyrt *	18,745,675
25,950	Richter Gedeon Nyrt	5,208,019
	Total Hungary	27,791,146
	India — 5.8%
167,800	Aban Offshore Ltd	5,577,160
37,800	Adani Enterprises Ltd	553,603
514,900	Axis Bank Ltd	9,537,300
128,200	Bajaj Auto Ltd	3,197,628
1,875,137	Bank of Baroda	16,626,419
375,100	Bharat Heavy Electricals Ltd	17,743,076
1,616,400	Canara Bank Ltd	8,851,541
11,896,352	CBAY Systems Holdings Ltd * (c)	11,329,499
178,128	Century Textiles & Industries Ltd	1,677,723
1,203,043	Cipla Ltd	6,685,003
209,189	Grasim Industries Ltd	11,479,150
3,995,600	GVK Power & Infrastructure Ltd *	3,948,722
205,242	Hero Honda Motors Ltd	6,370,561
729,500	Housing Development Finance Corp Ltd	36,896,486
665,385	ICICI Bank Ltd	10,243,083
485,060	ICICI Bank Ltd Sponsored ADR	14,804,031
5,896,010	IFCI Ltd *	6,759,602
883,300	India Infoline Ltd	2,455,043

See accompanying notes to the financial statements.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	India — continued
7,799,500	Industrial Development Bank of India Ltd	16,555,133
1,045,250	Infosys Technologies Ltd	45,633,322
737,100	Infosys Technologies Ltd Sponsored ADR	31,864,833
928,147	Jindal Steel & Power Ltd	59,460,105
793,246	KSK Energy Ventures Ltd *	3,375,467
343,900	Larsen & Toubro Ltd	11,019,474
418,386	Mahindra & Mahindra Ltd	7,413,537
539,400	Nagarjuna Construction Co	1,497,575
741,250	Punjab National Bank Ltd	10,377,849
2,469,600	Reliance Communications Ltd	13,166,671
765,380	Reliance Energy Ltd	17,923,139
380,900	Reliance Industries Ltd *	15,602,374
2,249,189	Satyam Computer Services Ltd	5,610,160
1,620,100	Sesa Goa Ltd	7,032,226
637,500	State Bank of India	22,799,771
1,003,800	Sterlite Industries India Ltd	13,811,816
454,910	Sterlite Industries India Ltd ADR	6,091,245
2,395,000	Tata Consultancy Services Ltd	26,040,420
354,000	Tata Steel Ltd	3,077,116
1,231,301	Union Bank of India	5,397,928
1,691,580	Unitech Ltd	3,658,385
109,100	United Spirits Ltd	2,129,949
1,843,200	Wipro Ltd	20,795,319
	Total India	525,069,444
	Indonesia — 2.4%
8,920,000	Astra International Tbk PT	26,692,022
52,550,500	Bakrie Sumatera Plantations Tbk PT	4,590,281
16,729,500	Bank Central Asia Tbk PT	7,045,551
4,889,000	Bank Danamon Indonesia Tbk PT	2,279,798
45,365,000	Bank Negara Indonesia (Persero) Tbk PT	8,726,841
26,559,500	Bank Rakyat Tbk PT	20,033,326
310,072,500	Bumi Resources Tbk PT	88,976,640
3,921,500	Gudang Garam Tbk PT	5,567,954

See accompanying notes to the financial statements.

7

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
42,280,000	Indah Kiat Pulp and Paper Corp Tbk PT *	7,422,196
1,706,000	Indo Tambangraya Megah PT	4,131,382
17,069,500	Indofood Sukses Makmur Tbk PT	4,233,312
10,805,000	International Nickel Indonesia Tbk PT *	4,530,428
44,724,500	Kalbe Farma Tbk PT	5,642,696
16,121,100	Matahari Putra Prima Tbk PT *	1,392,717
33,243,500	Perusahaan Gas Negara PT	11,469,092
3,332,000	Tambang Batubara Bukit Asam Tbk PT	4,298,001
7,510,500	Telekomunikasi Indonesia Tbk PT	6,218,126
20,775,500	Timah Tbk PT	4,276,110
	Total Indonesia	217,526,473
	Israel — 0.8%
4,816,630	Bank Hapoalim BM *	15,491,921
3,317,230	Bezeq Israeli Telecommunication Corp Ltd	6,931,666
51,085	Delek Group Ltd	8,523,238
76,450	Elbit Systems Ltd	4,970,566
879,128	Jerusalem Economy Ltd *	6,652,099
322,530	Mizrahi Tefahot Bank Ltd *	2,452,984
637,416	Phoenix Holdings Ltd (The) *	1,599,321
574,730	Teva Pharmaceutical Industries Ltd Sponsored ADR	29,598,595
	Total Israel	76,220,390
	Lebanon — 0.0%
8,700	Banque Libanaise pour le Commerce Sal * (a) (b)	—
	Malaysia — 1.6%
6,578,592	Berjaya Sports Toto Berhad	7,991,169
646,478	British American Tobacco Malaysia Berhad	8,416,038
6,011,600	CIMB Group Holdings Berhad	16,905,100
4,818,700	IOI Corp Berhad	6,949,158
45,417,200	KNM Group Berhad	9,583,358
4,255,306	Lion Diversified Holdings	659,266
4,758,303	Lion Industries Corp Berhad	2,090,828
1,064,000	PPB Group Berhad	4,637,422

See accompanying notes to the financial statements.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
21,520,841	Resorts World Berhad	16,979,855
17,080,480	RHB Capital Berhad	22,857,077
8,522,400	Shangri-La Hotels Berhad	4,222,076
9,424,680	Sime Darby Berhad	21,993,280
11,622,265	Sunway City Berhad	11,142,500
2,516,178	Tanjong Plc	10,929,398
3,735,321	WCT Engineering Berhad	2,838,099
	Total Malaysia	148,194,624
	Mexico — 0.7%
2,591,500	Alfa SA de CV Class A	11,323,288
429,900	America Movil SAB de CV Class L ADR	19,409,985
4,191,847	Cemex SA de CV CPO *	5,549,683
4,601,200	Consorcio ARA SAB de CV *	2,670,259
2,752,000	Corporacion GEO SA de CV Series B *	6,501,720
4,282,850	Grupo Financiero Banorte SAB de CV Class O	12,632,792
29,720	Grupo Mexico SA Class B *	42,730
1,475,200	Sare Holding SA de CV Class B *	585,474
490,080	Telefonos de Mexico SAB de CV Class L Sponsored ADR	9,110,587
	Total Mexico	67,826,518
	Morocco — 0.2%
76,980	Attijariwafa Bank	2,692,263
1,695	Compagnie Generale Immobiliere	408,304
28,840	Credit Immobilier et Hotelier	1,467,140
77,150	Douja Promotion Groupe Addoha SA	1,306,403
435,915	Maroc Telecom	7,839,873
5,420	Societe Nationale De Siderurgie	1,551,920
	Total Morocco	15,265,903
	Peru — 0.0%
9,268	Sociedad Minera Cerro Verde SA	217,334
2,111,957	Volcan Compania Minera SA Class B *	1,987,220
	Total Peru	2,204,554

See accompanying notes to the financial statements.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.6%
71,804,100	Benpres Holdings Corp *	5,417,689
22,788,800	Energy Development Corp	2,094,875
168,711,042	Filinvest Land Inc	3,584,772
6,310,500	First Gen Corp *	2,771,183
924,600	Manila Electric Co	3,793,463
212,997,487	Megaworld Corp	7,024,827
103,996	Philippine Long Distance Telephone Co	5,343,218
115,496,710	Robinsons Land Corp	26,029,455
	Total Philippines	56,059,482
	Poland — 2.7%
54,396	Central European Distribution Corp. *	1,751,551
1,326,083	Cyfrowy Polsat SA	7,324,961
3,940,740	Getin Holding SA *	12,249,099
1,855,240	Globe Trade Centre SA *	16,584,473
2,952,150	KGHM Polska Miedz SA	88,655,454
3,345,450	Polski Koncern Naftowy Orlen SA *	34,260,213
4,850,320	Powszechna Kasa Oszczednosci Bank Polski SA	59,856,933
1,979,950	Telekomunikacja Polska SA	11,163,068
2,367,840	TVN SA	11,857,356
	Total Poland	243,703,108
	Russia — 12.1%
3,393,304	Cherepovets MK Severstal GDR (Registered Shares)	24,877,764
1,845,420	Gazprom Neft Class S	6,660,942
363,300	Gazprom Neft Sponsored ADR	6,462,630
2,955,790	Lukoil Sponsored ADR	148,201,277
2,794,032	Magnit OJSC Sponsored GDR (Registered Shares)	31,855,784
1,266,300	Magnitogorsk Iron & Steel Works Sponsored GDR (Registered Shares) *	11,033,811
1,077,980	Mechel Sponsored ADR	13,162,136
4,292,500	MMC Norilsk Nickel JSC ADR *	47,214,036
2,551,060	Mobile Telesystems Sponsored ADR	110,664,983
1,178,300	NovaTek OAO Sponsored GDR (Registered Shares)	46,477,784
872,968	Novolipetsk Steel GDR (Registered Shares) *	20,753,788
17,234,000	OAO Gazprom Sponsored GDR	361,658,489

See accompanying notes to the financial statements.

10

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
1,060,383	OAO Tatneft Sponsored GDR (Registered Shares)	26,281,776
258,818	Polyus Gold Sponsored ADR	5,194,723
8,894,600	Rosneft OJSC GDR	56,769,793
193,200	Rostelecom Sponsored ADR	5,838,504
447,595,760	RusHydro Class S *	15,665,852
135,000	Russia Petroleum * (a)	1,796,113
11,994,560	Sberbank RF	17,900,729
703,011	Sistema JSFC Sponsored GDR *	11,177,410
10,627,956	Surgutneftegaz Sponsored ADR	90,604,685
926,310	Vimpelcom Sponsored ADR *	14,302,227
1,152,947	X5 Retail Group NV GDR (Registered Shares) *	22,145,957
	Total Russia	1,096,701,193
	South Africa — 2.1%
167,175	Absa Group Ltd	2,723,066
1,045,846	Adcock Ingram Holdings Ltd	6,241,645
1,619,632	Aveng Ltd	8,578,475
312,500	Exxaro Resources Ltd	3,709,373
3,421,200	FirstRand Ltd	6,985,607
806,800	Foschini Ltd	6,321,652
832,300	Gold Fields Ltd	10,065,625
2,039,216	Grindrod Ltd	4,481,013
981,940	Harmony Gold Mining Co Ltd *	9,204,896
1,043,800	Impala Platinum Holdings Ltd	24,398,537
1,516,053	JD Group Ltd	8,280,683
704,488	Naspers Ltd Class N	23,051,673
1,603,888	Remgro Ltd	17,735,021
640,838	Reunert Ltd	4,193,140
2,104,000	RMB Holdings Ltd	7,142,560
2,498,400	Steinhoff International Holdings Ltd	5,589,412
3,149,600	Telkom South Africa Ltd	17,567,191
800,332	Tiger Brands Ltd	15,984,004
626,022	Vodacom Group (Pty) Ltd *	4,635,114
	Total South Africa	186,888,687

See accompanying notes to the financial statements.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	South Korea — 18.1%
14,290	Amorepacific Corp	8,326,134
152,986	Boryung Pharmaceutical Co Ltd (c)	5,168,637
1,378,940	Busan Bank	12,392,476
47,730	CJ O Shopping Co Ltd	2,867,134
1,011,620	Daegu Bank	11,762,156
1,406,852	Daehan Pulp Co Ltd * (c)	5,843,763
517,926	Daelim Industrial Co Ltd	29,834,913
14,046	Daesun Shipbuilding *	853,314
727,240	Daewoo Engineering & Construction Co Ltd	8,137,373
876,140	Daewoo Securities Co Ltd	16,060,848
801,463	Dongbu Insurance Co Ltd	24,318,766
322,873	Dongkuk Steel Mill Co Ltd	7,534,509
147,110	Doosan Infracore Co Ltd	2,067,244
4,336,899	Edu Ark Co Ltd * (a) (c)	648,727
1,380,098	Finetex EnE Inc *	2,789,194
351,220	GS Engineering & Construction Corp	26,867,146
646,520	GS Holdings Corp	17,056,751
1,202,899	Hana Financial Group Inc	31,455,330
230,982	Hanjin Heavy Industries & Construction Co Ltd	5,094,435
278,974	Hanjin Heavy Industries & Construction Holdings Co Ltd	3,265,812
2,112,770	Hanwha Chemical Corp	21,938,736
315,520	Hanwha Corp	11,036,352
39,775	Hite Brewery Co Ltd	5,203,754
362,684	Honam Petrochemical Corp	27,192,346
24,300	Hyosung Corp	1,753,563
247,260	Hyundai Department Store Co Ltd	18,901,420
750,920	Hyundai Development Co	27,372,472
144,830	Hyundai Heavy Industries Co Ltd	22,051,763
235,887	Hyundai Mipo Dockyard	23,292,456
936,024	Hyundai Mobis	99,171,066
664,440	Hyundai Motor Co	56,317,640
2,946,629	In the F Co Ltd * (c)	3,417,453
2,405,390	Industrial Bank of Korea *	25,946,563
1,342,390	Kangwon Land Inc	17,715,598

See accompanying notes to the financial statements.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
1,473,238	KB Financial Group Inc *	60,488,423
42,331	KB Financial Group Inc ADR *	1,725,835
502,901	Keangnam Enterprises Ltd *	6,784,840
1,320,080	Korea Exchange Bank	11,759,301
607,790	Korea Investment Holdings Co Ltd	17,383,648
216,529	Korea Zinc Co Ltd	23,618,196
61,000	Korean Air Lines Co Ltd *	2,039,261
720,629	KT Corp	22,448,760
221,850	KT Corp Sponsored ADR	3,454,204
1,360,111	KT&G Corp	73,251,310
256,820	LG Chem Ltd	38,695,907
430,850	LG Corp	26,201,815
794,320	LG Display Co Ltd	23,193,789
116,540	LG Fashion Corp	2,036,100
14,660	LG Household & Health Care Ltd	2,538,941
1,857,730	LG Telecom Ltd	11,595,019
131,420	Lotte Shopping Co Ltd	29,899,058
496,757	Maeil Dairy Industry	6,255,613
131,610	Mirae Asset Securities Co Ltd	7,681,044
153,100	NCSoft Corp	16,772,202
228,740	NHN Corp *	31,096,939
231,659	POSCO	85,007,158
726,680	Pumyang Construction Co Ltd (c)	5,228,091
406,701	Samsung Electronics Co Ltd	250,790,471
288,310	Samsung Engineering Co Ltd	18,703,688
303,090	Samsung Techwin Co Ltd	18,855,684
343,890	Seoul Semiconductor Co Ltd *	12,152,756
1,719,822	Shinhan Financial Group Co Ltd *	56,181,375
6,300	Shinsegae Co Ltd	2,609,824
113,710	SK Chemicals Co Ltd	5,515,957
327,623	SK Energy Co Ltd	26,317,388
684,694	SK Holdings Co Ltd	57,472,441
1,234,800	SK Networks Co Ltd	12,141,722
2,391,790	SK Securities Co Ltd	5,596,469

See accompanying notes to the financial statements.

13

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
299,885	SK Telecom Co Ltd	41,913,944
295,170	STX Engine Co Ltd	5,675,270
811,290	STX Pan Ocean Co Ltd	7,195,365
133,880	STX Shipping Co Ltd	1,589,971
1,222,670	Tong Yang Securities Inc	15,867,847
619,980	Woori Finance Holdings Co Ltd *	6,955,948
724,536	Youngone Corp *	4,513,484
4	Youngone Holding Co Ltd	71
	Total South Korea	1,642,860,973
	Sri Lanka — 0.0%
262,774	Lanka Walltile Ltd	97,386
	Taiwan — 9.9%
3,402,510	Asia Optical Co Inc	5,110,415
11,722,946	Asustek Computer Inc	18,622,110
24,339,930	AU Optronics Corp	24,240,813
3,389,000	Catcher Technology Co Ltd	8,737,870
23,713,000	Chi Mei Optoelectronics Corp *	11,612,595
30,998,000	China Bills Finance Corp	8,556,087
32,476,350	China Steel Corp	29,453,853
64,179,000	Chinatrust Financial Holding Co Ltd	35,628,319
16,192,771	Chunghwa Telecom Co Ltd	27,727,070
17,203,817	Compal Electronics Inc	17,320,512
2,201,656	DFI Inc	2,562,882
11,882,502	Dimerco Express Taiwan Corp (c)	7,865,272
5,039,000	Epistar Corp	14,777,156
10,864,473	Far Eastern Textile Co Ltd	10,805,108
12,305,500	Far Eastone Telecommunications Co Ltd	13,876,503
18,241,650	First Financial Holding Co Ltd	9,869,152
11,047,864	Formosa Chemicals & Fibre Co	19,333,943
20,632,780	Formosa Plastics Corp	37,059,444
72,814,000	HannStar Display Corp *	15,232,406
3,980,430	High Tech Computer Corp	39,952,557

See accompanying notes to the financial statements.

14

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
25,630,014	Hon Hai Precision Industry Co Ltd	86,294,177
9,717,040	Innolux Display Corp	10,857,421
3,584,896	Les Enphants Co Ltd	2,858,789
20,793,426	Lite-On Technology Corp	23,267,560
17,642,228	Macronix International Co Ltd	8,377,407
8,053,389	MediaTek Inc	116,736,381
13,201,000	Mitac International Corp	5,364,062
14,346,697	Nan Ya Plastics Corp	19,956,069
5,862,658	Novatek Microelectronics Corp Ltd	13,738,123
11,277,500	Powertech Technology Inc	30,756,984
21,235,290	Quanta Computer Inc	43,948,650
2,452,970	Radiant Opto-Electronics Corp	3,121,506
16,057,652	Siliconware Precision Industries Co	19,903,990
1,378,120	Silitech Technology Corp	3,180,900
5,651,000	Sincere Navigation Corp	6,427,257
17,586,400	Synnex Technology International Corp	30,672,514
20,277,000	Taishin Financial Holding Co Ltd *	6,703,502
663	Taiwan Cement Corp	718
7,518,288	Taiwan Mobile Co Ltd	11,796,921
36,967,697	Taiwan Semiconductor Manufacturing Co Ltd	66,424,611
14,897,667	Wistron Corp	28,832,285
	Total Taiwan	897,563,894
	Thailand — 5.3%
17,805,590	Advanced Info Service Pcl (Foreign Registered) (a)	45,150,412
18,091,000	Asian Property Development Pcl (Foreign Registered) (a)	2,978,818
2,307,720	Asian Property Development Pcl NVDR (a)	379,943
1,979,000	Bangkok Bank Pcl (a)	6,399,064
6,593,010	Bangkok Bank Pcl NVDR (a)	21,318,391
29,175,800	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	21,284,922
16,673,450	Bank of Ayudhya Pcl NVDR (a)	8,720,386
1,707,170	Banpu Pcl (Foreign Registered) (a)	20,032,523
479,630	Banpu Pcl NVDR (a)	5,628,144
30,289,820	BEC World Pcl (Foreign Registered) (a)	16,658,511

See accompanying notes to the financial statements.

15

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
17,754,880	Home Product Center Pcl (Foreign Registered) (a)	3,656,943
153,686,800	IRPC Pcl (Foreign Registered) (a)	17,361,448
14,867,460	Kasikornbank Pcl (Foreign Registered) (a)	32,976,825
3,330,540	Kasikornbank Pcl NVDR (a)	7,093,781
83,094,000	Krung Thai Bank Pcl (Foreign Registered) (a)	21,006,190
6,828,000	PTT Chemical Pcl (Foreign Registered) (a)	13,260,608
6,388,140	PTT Exploration & Production Pcl (Foreign Registered) (a)	26,026,279
847,860	PTT Exploration & Production Pcl NVDR (a)	3,454,314
14,075,270	PTT Pcl (Foreign Registered) (a)	101,001,525
15,394,870	Robinson Department Store Pcl (Foreign Registered) (a)	4,614,331
3,410,793	Robinson Department Store Pcl NVDR (a)	1,022,323
12,901,400	Saha Pathana International Holding Pcl (Foreign Registered) (a)	6,255,800
3,699,138	Siam Cement Pcl (Foreign Registered) (a)	21,484,407
1,438,990	Siam Cement Pcl NVDR (a)	8,209,472
14,104,000	Siam Commercial Bank Pcl (Foreign Registered) (a)	31,915,888
785,080	Siam Commercial Bank Pcl NVDR (a)	1,776,555
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (c)	—
20,710,320	Thai Oil Pcl (Foreign Registered) (a)	24,659,403
10,230,000	Thoresen Thai Agencies Pcl (Foreign Registered) (a)	6,948,339
	Total Thailand	481,275,545
	Turkey — 9.5%
10,635,505	Akbank TAS	61,126,340
2,758,340	Anadolu Efes Biracilik ve Malt Sanayii AS	30,131,239
4,673,750	Arcelik AS *	13,412,204
13,521,600	Asya Katilim Bankasi AS *	25,044,480
13,260,774	Dogan Sirketler Grubu Holdings AS *	12,442,338
3,316,531	Enka Insaat ve Sanayi AS	13,386,095
1,063,900	Ford Otomotiv Sanayi AS	6,320,940
1,731,600	Gubre Fabrikalari TAS *	9,356,977
6,865,531	Haci Omer Sabanci Holding AS	26,570,246
28,413,000	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D *	11,767,293
24,192,519	KOC Holding AS *	64,290,898
42,150	Medya Holding AS * (a) (b)	—

See accompanying notes to the financial statements.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
6,781,550	Sekerbank TAS *	11,012,883
2,087,320	Tupras-Turkiye Petrol Rafineriler AS	31,308,787
8,900,850	Turk Ekonomi Bankasi AS *	10,832,283
14,269,900	Turk Hava Yollari Anonim Ortakligi	27,430,551
8,896,919	Turk Sise ve Cam Fabrikalari AS *	9,434,393
7,657,770	Turk Telekomunikasyon AS	23,384,878
12,193,985	Turkcell Iletisim Hizmet AS	78,930,508
50,324,240	Turkiye Garanti Bankasi *	186,260,891
8,095,200	Turkiye Halk Bankasi AS	43,759,642
14,639,660	Turkiye IS Bankasi Class C	58,075,134
12,737,874	Turkiye Sinai Kalkinma Bankasi AS *	10,612,234
21,274,760	Turkiye Vakiflar Bankasi TAO Class D *	47,095,179
6,285,900	Vestel Elektronik Sanayi AS *	9,686,312
17,038,433	Yapi ve Kredi Bankasi AS *	35,932,478
	Total Turkey	857,605,203
	TOTAL COMMON STOCKS (COST $6,915,762,914)	8,104,360,198
	PREFERRED STOCKS — 8.0%
	Brazil — 6.8%
4,729,600	Banco Bradesco SA 0.57%	77,166,233
1,007,600	Centrais Eletricas Brasileiras SA Class B 6.90%	13,231,867
561,206	Companhia de Bebidas das Americas 1.04%	41,985,486
1,289,955	Companhia Energetica de Minas Gerais 2.79%	18,993,077
1,168,000	Companhia Paranaense de Energia Class B 0.45%	18,176,601
2,072,000	Duratex SA 1.25%	31,629,140
588,000	Eletropaulo Metropolitana SA 5.67%	10,910,150
1,292,900	Fertilizantes Fosfatados SA *	12,107,861
1,168,800	Gerdau Metalurgica SA 1.48%	17,128,591
1,384,362	Gerdau SA 0.74%	16,203,654
238,672	Itau Unibanco Holding SA 0.42%	4,049,839
5,472,471	Itausa-Investimentos Itau SA 0.59%	28,107,136
859,865	Net Servicos de Comunicacoa SA *	9,047,128

See accompanying notes to the financial statements.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
6,887,604	Petroleo Brasileiro SA (Petrobras) 1.11%	114,677,675
1,143,520	Petroleo Brasileiro SA Sponsored ADR 1.14%	37,964,864
1,466,530	Tele Norte Leste Participacoes ADR 6.99%	23,376,488
280,500	Telecomunicacoes de Sao Paulo SA 4.48%	6,472,619
176,200	Telemar Norte Leste SA Class A 7.14%	4,833,416
1,230,800	Usinas Siderrurgicas de Minas Gerais SA Class A 1.14%	28,930,037
4,957,308	Vale SA Preference A 2.87%	86,536,549
834,240	Vale SA Sponsored ADR 2.83%	14,357,270
	Total Brazil	615,885,681
	Russia — 0.4%
50,615	Transneft 1.20%	32,542,436
	South Korea — 0.8%
314,460	Hyundai Motor Co 1.98%	11,003,412
164,939	Samsung Electronics Co Ltd (Non Voting) 1.15%	64,850,464
	Total South Korea	75,853,876
	TOTAL PREFERRED STOCKS (COST $513,030,669)	724,281,993
	PRIVATE EQUITY SECURITIES — 0.4%
	Poland — 0.4%
11,558,754	TRI Media Equity Linked Note * (a) (d)	30,937,658
	Russia — 0.0%
46,624	Divot Holdings NV, Convertible Securities-Class F * (a) (d) (e)	466
90,000	Divot Holdings NV, Private Equity Securities-Class D * (a) (d) (e)	900
124,330	Divot Holdings NV, Private Equity Securities-Class E * (a) (d) (e)	1,244
	Total Russia	2,610
	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology * (a) (c) (d)	3,014,309
	TOTAL PRIVATE EQUITY SECURITIES (COST $31,161,139)	33,954,577

See accompanying notes to the financial statements.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		INVESTMENT FUNDS — 0.3%
		China — 0.1%
	250,446	Martin Currie China A Share Fund Ltd Class B * (a) (d)	8,508,896
	25,045	Martin Currie China A Share Fund Ltd Class S * (a) (d)	1,511,015
		Total China	10,019,911
		India — 0.1%
	11,514	Fire Capital Mauritius Private Fund * (a) (d) (f)	9,037,232
	170	SPG Infinity Technology Fund I * (a) (d) (e)	5,582
	1,371,900	TDA India Technology Fund II LP * (a) (d)	1,096,025
		Total India	10,138,839
		Poland — 0.0%
	1,749,150	The Emerging European Fund II LP * (a) (d)	298,031
		Russia — 0.1%
	9,500,000	NCH Eagle Fund LP * (a) (d)	6,841,900
	2,769	Steep Rock Russia Fund LP * (a) (d)	955,211
		Total Russia	7,797,111
		Ukraine — 0.0%
	16,667	Societe Generale Thalmann Ukraine Fund * (a) (d) (e)	4,000
		TOTAL INVESTMENT FUNDS (COST $27,535,138)	28,257,892
		DEBT OBLIGATIONS — 0.4%
		Poland — 0.3%
PLZ	100,677,888	TRI Media Secured Term Note, 4.65%, due 02/07/13* (a) (d)	26,407,332
		United States — 0.1%
	9,478,429	U.S. Treasury Inflation Indexed Bonds, 0.88% , due 04/15/10 (g)	9,460,657
		TOTAL DEBT OBLIGATIONS (COST $38,783,636)	35,867,989

See accompanying notes to the financial statements.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Malaysia — 0.0%
4,851,866	Sunway City Warrants, Expires 10/04/17 *	647,559
3,740,700	WCT Engineering Warrants, Expires 04/22/13 *	669,215
	Total Malaysia	1,316,774
	TOTAL RIGHTS AND WARRANTS (COST $1,233,958)	1,316,774
	MUTUAL FUNDS — 0.0%
	United States — 0.0%
	Affiliated Issuers
8,064	GMO Special Purpose Holding Fund (h)	5,645
	TOTAL MUTUAL FUNDS (COST $0)	5,645
	CONVERTIBLE SECURITIES — 0.1%
	India — 0.1%
3,380,000	Adani Enterprises Ltd, 6.00%, 01/27/12	3,464,500
4,000,000	Housing Development Finance Corp, Zero Coupon, 09/27/10	6,435,480
	Total India	9,899,980
	TOTAL CONVERTIBLE SECURITIES (COST $8,254,679)	9,899,980

See accompanying notes to the financial statements.

20

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.2%
50,100,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	50,100,000
65,000,000	Commerzbank Time Deposit, 0.15%, due 09/01/09	65,000,000
	TOTAL SHORT-TERM INVESTMENTS (COST $115,100,000)	115,100,000
	TOTAL INVESTMENTS — 99.8% (Cost $7,650,862,133)	9,053,045,048
	Other Assets and Liabilities (net) — 0.2%	14,176,875
	TOTAL NET ASSETS — 100.0%	$9,067,221,923

See accompanying notes to the financial statements.

21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund's Net Assets	Value as of August 31, 2009
Divot Holdings NV, Convertible Securities-Class F	3/27/02	$46,624	0.00%	$466
Divot Holdings NV, Private Equity Securities-Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Private Equity Securities-Class E	9/21/01	124,330	0.00%	1,244
Fire Capital Mauritius Private Fund	9/06/06-3/30/09	11,552,300	0.10%	9,037,232
Martin Currie China A Share Fund Ltd Class B	1/20/06	2,710,928	0.09%	8,508,896
Martin Currie China A Share Fund Ltd Class S	10/14/08	—	0.02%	1,511,015
Millenium Information Technology	10/21/99	2,252,570	0.03%	3,014,309
NCH Eagle Fund LP	1/8/03	9,500,000	0.08%	6,841,900
SPG Infinity Technology Fund I	12/23/99	62,449	0.00%	5,582
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.01%	955,211
TDA India Technology Fund II LP	2/23/00-3/23/04	787,800	0.01%	1,096,025
TRI Media Equity Linked Note	8/7/09	27,235,515	0.34%	30,937,658
TRI Media Secured Term Note	8/7/09	29,505,475	0.29%	26,407,332
The Emerging European Fund II LP	12/5/97-6/24/02	471,720	0.00%	298,031
				$88,619,801

See accompanying notes to the financial statements.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Bankrupt issuer.

(c)  Affiliated Company (Note 8).

(d)  Direct placement securities are restricted as to resale.

(e)  The security is currently in full liquidation.

(f)  The Fund is committed to additional capital contributions in the amount of $8,486,044 to this investment.

(g)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(h)  Underlying investment represents interests in defaulted securities.

Currency Abbreviations:

PLZ - Polish Zloty

See accompanying notes to the financial statements.

23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $7,595,657,339) (Note 2)	$9,010,522,738
Investments in affiliated issuers, at value (cost $55,204,794) (Notes 2 and 8)	42,522,310
Cash	4,191,069
Foreign currency, at value (cost $24,236,650) (Note 2)	24,170,612
Receivable for investments sold	6,192,823
Receivable for Fund shares sold	10,532,341
Dividends and interest receivable	38,191,643
Foreign taxes receivable	3,423,578
Receivable for expenses reimbursed by Manager (Note 3)	224,841
Miscellaneous receivable	3,007,277
Total assets	9,142,979,232
Liabilities:
Payable for investments purchased	15,881,095
Payable for Fund shares repurchased	44,377,733
Payable to affiliate for (Note 3):
Management fee	6,151,433
Shareholder service fee	920,590
Trustees and Chief Compliance Officer of GMO Trust fees	16,051
Payable for foreign currency purchased	9,130
Miscellaneous payable	4,147,843
Accrued expenses	4,253,434
Total liabilities	75,757,309
Net assets	$9,067,221,923

See accompanying notes to the financial statements.

24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$10,215,207,727
Accumulated undistributed net investment income	37,094,266
Accumulated net realized loss	(2,587,819,108)
Net unrealized appreciation	1,402,739,038
$9,067,221,923
Net assets attributable to:
Class II shares	$2,479,966,091
Class III shares	$772,876,511
Class IV shares	$1,920,218,374
Class V shares	$257,896,112
Class VI shares	$3,636,264,835
Shares outstanding:
Class II	231,969,522
Class III	72,291,070
Class IV	180,423,881
Class V	24,271,805
Class VI	341,418,744
Net asset value per share:
Class II	$10.69
Class III	$10.69
Class IV	$10.64
Class V	$10.63
Class VI	$10.65

See accompanying notes to the financial statements.

25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $18,654,535)	$152,170,246
Interest	653,894
Dividends from affiliated issuers (net of withholding taxes of $47,400)	237,000
Total investment income	153,061,140
Expenses:
Management fee (Note 3)	32,738,092
Shareholder service fee – Class II (Note 3)	291,424
Shareholder service fee – Class III (Note 3)	2,254,604
Shareholder service fee – Class IV (Note 3)	953,601
Shareholder service fee – Class V (Note 3)	454,280
Shareholder service fee – Class VI (Note 3)	550,654
Custodian and fund accounting agent fees	4,274,362
Legal fees	257,508
Trustees fees and related expenses (Note 3)	75,449
Audit and tax fees	72,864
Transfer agent fees	31,832
Registration fees	16,652
Miscellaneous	98,922
Total expenses	42,070,244
Fees and expenses reimbursed by Manager (Note 3)	(534,912)
Expense reductions (Note 2)	(14,884)
Net expenses	41,520,448
Net investment income (loss)	111,540,692
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax refund of $229,036) (Note 2)	(433,425,754)
Investments in affiliated issuers	3,042,857
Foreign currency, forward contracts and foreign currency related transactions	(4,713,259)
Net realized gain (loss)	(435,096,156)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in foreign capital gains tax refund of (1,041,963 $)) (Note 2)	4,286,903,090
Investments in affiliated issuers	16,942,506
Foreign currency, forward contracts and foreign currency related transactions	1,932,430
Net unrealized gain (loss)	4,305,778,026
Net realized and unrealized gain (loss)	3,870,681,870
Net increase (decrease) in net assets resulting from operations	$3,982,222,562

See accompanying notes to the financial statements.

26

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$111,540,692	$173,363,460
Net realized gain (loss)	(435,096,156)	(1,470,249,400)
Change in net unrealized appreciation (depreciation)	4,305,778,026	(5,999,536,475)
Net increase (decrease) in net assets from operations	3,982,222,562	(7,296,422,415)
Distributions to shareholders from:
Net investment income
Class III	(8,800,329)	(28,336,721)
Class IV	(4,882,160)	(18,273,132)
Class V	(3,235,392)	(14,786,743)
Class VI	(4,974,703)	(51,906,362)
Total distributions from net investment income	(21,892,584)	(113,302,958)
Net realized gains
Class III	—	(617,696,497)
Class IV	—	(460,831,288)
Class V	—	(246,543,395)
Class VI	—	(1,056,552,888)
Total distributions from net realized gains	—	(2,381,624,068)
	(21,892,584)	(2,494,927,026)
Net share transactions (Note 7):
Class II	2,462,793,096	—
Class III	(3,133,926,148)	1,497,926,107
Class IV	(311,819,164)	219,935,401
Class V	(1,099,062,429)	593,348,669
Class VI	1,503,278,311	(398,899,272)
Increase (decrease) in net assets resulting from net share transactions	(578,736,334)	1,912,310,905
Purchase premiums and redemption fees (Notes 2 and 7):
Class II	797,937	—
Class III	3,542,599	7,610,631
Class IV	1,686,062	5,069,941
Class V	444,216	3,612,956
Class VI	2,451,167	22,495,973
Increase in net assets resulting from purchase premiums and redemption fees	8,921,981	38,789,501
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(569,814,353)	1,951,100,406
Total increase (decrease) in net assets	3,390,515,625	(7,840,249,035)
Net assets:
Beginning of period	$5,676,706,298	$13,516,955,333
End of period (including accumulated undistributed net investment income of $37,094,266 and distributions in excess of net investment income of $52,553,842, respectively)	$9,067,221,923	$5,676,706,298

See accompanying notes to the financial statements.

27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)

	Period from August 12, 2009 through August 31, 2009 (Unaudited)
Net asset value, beginning of period	$10.62
Income (loss) from investment operations:
Net investment income (loss)†	0.01
Net realized and unrealized gain (loss)	0.06
Total from investment operations	0.07
Net asset value, end of period	$10.69
Total Return(a)	0.66	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,479,966
Net expenses to average daily net assets	1.02	%*(b)
Net investment income to average daily net assets	0.93	%*
Portfolio turnover rate	75	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(c)

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  Purchase premiums and redemption fees per share were less than $0.01.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2009.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.30		$20.48		$20.67		$22.49	$19.05	$15.78
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.23		0.25		0.41	0.37	0.34
Net realized and unrealized gain (loss)	4.28		(10.65)		5.94		3.00	6.24	4.40
Total from investment operations	4.41		(10.42)		6.19		3.41	6.61	4.74
Less distributions to shareholders:
From net investment income	(0.02)		(0.13)		(0.31)		(0.54)	(0.43)	(0.32)
From net realized gains	—		(3.63)		(6.07)		(4.69)	(2.74)	(1.15)
Total distributions	(0.02)		(3.76)		(6.38)		(5.23)	(3.17)	(1.47)
Net asset value, end of period	$10.69		$6.30		$20.48		$20.67	$22.49	$19.05
Total Return(a)	70.11	%**	(58.62)%		28.38%		17.05%	37.99%	31.45%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$772,877		$2,309,057		$3,402,343		$4,276,782	$4,788,395	$4,433,098
Net expenses to average daily net assets	1.07	%(b)*	1.10	%(c)	1.09	%(c)	1.07%	1.10%	1.11%
Net investment income to average daily net assets	2.86	%*	1.77%		1.04%		1.87%	1.88%	2.17%
Portfolio turnover rate	75	%**	99%		60%		44%	41%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.00	%(d)	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.04		$0.04		$0.02	$0.01	$0.01

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(d)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.27		$20.40		$20.62		$22.45	$19.02	$15.75
Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.25		0.23		0.42	0.40	0.34
Net realized and unrealized gain (loss)	4.27		(10.62)		5.95		2.99	6.20	4.41
Total from investment operations	4.39		(10.37)		6.18		3.41	6.60	4.75
Less distributions to shareholders:
From net investment income	(0.02)		(0.13)		(0.33)		(0.55)	(0.43)	(0.33)
From net realized gains	—		(3.63)		(6.07)		(4.69)	(2.74)	(1.15)
Total distributions	(0.02)		(3.76)		(6.40)		(5.24)	(3.17)	(1.48)
Net asset value, end of period	$10.64		$6.27		$20.40		$20.62	$22.45	$19.02
Total Return(a)	70.13	%**	(58.59)%		28.38%		17.10%	38.05%	31.59%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,920,218		$1,345,811		$3,021,319		$2,599,002	$3,081,021	$3,255,865
Net expenses to average daily net assets	1.02	%(b)*	1.06	%(c)	1.05	%(c)	1.03%	1.05%	1.06%
Net investment income to average daily net assets	2.74	%*	1.86%		0.98%		1.94%	2.03%	2.13%
Portfolio turnover rate	75	%**	99%		60%		44%	41%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.00	%(d)	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.04		$0.02		$0.02	$0.01	$0.00 (e)

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(d)  Ratio is less than 0.01%.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

30

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31

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006
Net asset value, beginning of period	$6.26		$20.39		$20.61		$22.44	$19.02
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.22		0.23		0.43	0.22
Net realized and unrealized gain (loss)	4.26		(10.58)		5.96		2.98	6.39
Total from investment operations	4.39		(10.36)		6.19		3.41	6.61
Less distributions to shareholders:
From net investment income	(0.02)		(0.14)		(0.34)		(0.55)	(0.45)
From net realized gains	—		(3.63)		(6.07)		(4.69)	(2.74)
Total distributions	(0.02)		(3.77)		(6.41)		(5.24)	(3.19)
Net asset value, end of period	$10.63		$6.26		$20.39		$20.61	$22.44
Total Return(c)	70.24%		(58.59)%		28.43%		17.11%	38.12%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$257,896		$795,586		$1,190,887		$679,988	$1,447,059
Net expenses to average daily net assets	1.00	%(d)*	1.03	%(e)	1.03	%(e)	1.01%	1.04%
Net investment income to average daily net assets	2.93	%*	1.81%		0.98%		1.97%	1.06%
Portfolio turnover rate	75	%**	99%		60%		44%	41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.00	(g)	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(h)	$0.05		$0.05		$0.03	$0.02

(a)  The class was inactive from October 27, 2004 to February 10, 2005.

(b)  Distributions from net realized gains were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(f)  The ratio for the period has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(g)  Ratio is less than 0.01%.

(h)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

See accompanying notes to the financial statements.

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class V share outstanding throughout each period)

	Period from February 11, 2005 (commencement of operations) through		Period from March 1, 2004 through
	February 28, 2005(a)		October 26, 2004(a)
Net asset value, beginning of period	$17.88		$15.77
Income (loss) from investment operations:
Net investment income (loss)†	(0.01)		0.25
Net realized and unrealized gain (loss)	1.15		(0.09)
Total from investment operations	1.14		0.16
Less distributions to shareholders:
From net investment income	—		(0.07)
From net realized gains	—		(0.00	)(b)
Total distributions	—		(0.07)
Net asset value, end of period	$19.02		$15.86
Total Return(c)	6.38	%**	1.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$38,564		$116,417
Net expenses to average daily net assets	1.03	%*	1.05	%*
Net investment income to average daily net assets	(0.05	)%(f)**	1.70	%(f)**
Portfolio turnover rate	57	%***	57	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	—		—

See accompanying notes to the financial statements.

33

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.27		$20.42		$20.63		$22.45	$19.03	$15.76
Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.23		0.25		0.42	0.38	0.34
Net realized and unrealized gain (loss)	4.28		(10.61)		5.95		3.01	6.23	4.41
Total from investment operations	4.40		(10.38)		6.20		3.43	6.61	4.75
Less distributions to shareholders:
From net investment income	(0.02)		(0.14)		(0.34)		(0.56)	(0.45)	(0.33)
From net realized gains	—		(3.63)		(6.07)		(4.69)	(2.74)	(1.15)
Total distributions	(0.02)		(3.77)		(6.41)		(5.25)	(3.19)	(1.48)
Net asset value, end of period	$10.65		$6.27		$20.42		$20.63	$22.45	$19.03
Total Return(a)	70.28%		(58.61)%		28.49%		17.20%	38.07%	31.63%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,636,265		$1,226,252		$5,902,406		$5,116,565	$3,203,435	$2,083,376
Net expenses to average daily net assets	0.95	%(b)*	1.00	%(c)	1.00	%(c)	0.98%	1.00%	1.01%
Net investment income to average daily net assets	2.67	%*	1.83%		1.05%		1.93%	1.94%	2.15%
Portfolio turnover rate	75	%**	99%		60%		44%	41%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.01%		0.00	%(d)	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.07		$0.03		$0.02	$0.02	$0.03

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(d)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

34

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets ("emerging markets"). Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging markets. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives (including options, futures, warrants, and swap contracts) and may invest in exchange-traded funds ("ETFs"). The Fund has entered into an agreement with ETFs that allows the Fund to invest in an ETF beyond 1940 Act statutory limitations, provided that the Fund complies with the terms and conditions of the relevant ETF's exemptive order. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

As of August 31, 2009, the Fund had five classes of shares outstanding: Class II, Class III, Class IV, Class V and Class VI. Class II shares commenced operations on August 12, 2009. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of GMO Special Purpose Holding Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures

35

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 74.33% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

Indian regulators alleged in 2003 that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets represents less than 0.1% of the Fund's net assets as of August 31, 2009. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to the supervision and control of the Trustees, and all costs in respect of this matter are being borne by the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities

36

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund's securities in Thailand were valued at the local price and subject to a premium adjustment upon exceeding foreign ownership limitations. The Fund valued various investment funds based on valuations provided by fund sponsors and adjusted the values for liquidity considerations as well as the timing of the receipt of information. The Fund valued certain equity securities based on values of underlying securities to which the securities are linked, and certain other equity securities based on the last traded exchange price adjusted for the movement in a related index . The Fund considered certain bankrupt securities to be worthless.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Argentina	$7,730,241	$—	$—		$7,730,241
Brazil	449,865,436	—	—		449,865,436
Chile	26,464,693	—	—		26,464,693
China	57,627,989	867,736,523	0	*	925,364,512
Czech Republic	—	32,300,211	—		32,300,211
Egypt	119,780,582	—	—		119,780,582
Hungary	—	27,791,146	—		27,791,146
India	64,089,608	460,979,836	—		525,069,444
Indonesia	—	217,526,473	—		217,526,473
Israel	29,598,595	46,621,795	—		76,220,390
Lebanon	—	—	0	*	0
Malaysia	—	148,194,624	—		148,194,624

37

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Mexico	$67,826,518	$—	$—		$67,826,518
Morocco	—	15,265,903	—		15,265,903
Peru	2,204,554	—	—		2,204,554
Philippines	2,094,875	53,964,607	—		56,059,482
Poland	1,751,551	241,951,557	—		243,703,108
Russia	143,967,850	950,937,230	1,796,113		1,096,701,193
South Africa	4,635,114	182,253,573	—		186,888,687
South Korea	11,760,767	1,630,451,479	648,727		1,642,860,973
Sri Lanka	—	97,386	—		97,386
Taiwan	—	897,563,894	—		897,563,894
Thailand	—	—	481,275,545		481,275,545
Turkey	—	857,605,203	0	*	857,605,203
TOTAL COMMON STOCKS	989,398,373	6,631,241,440	483,720,385		8,104,360,198
Preferred Stocks
Brazil	615,885,681	—	—		615,885,681
Russia	—	32,542,436	—		32,542,436
South Korea	—	75,853,876	—		75,853,876
TOTAL PREFERRED STOCKS	615,885,681	108,396,312	—		724,281,993
Private Equity Securities
Poland	—	—	30,937,658		30,937,658
Russia	—	—	2,610		2,610
Sri Lanka	—	—	3,014,309		3,014,309
TOTAL PRIVATE EQUITY SECURITIES	—	—	33,954,577		33,954,577
Investment Funds
China	—	—	10,019,911		10,019,911
India	—	—	10,138,839		10,138,839
Poland	—	—	298,031		298,031
Russia	—	—	7,797,111		7,797,111
Ukraine	—	—	4,000		4,000
TOTAL INVESTMENT FUNDS	—	—	28,257,892		28,257,892

38

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Poland	$—	$—	$26,407,332	$26,407,332
United States	—	9,460,657	—	9,460,657
TOTAL DEBT OBLIGATIONS	—	9,460,657	26,407,332	35,867,989
Rights and Warrants
Malaysia	—	1,316,774	—	1,316,774
TOTAL RIGHTS AND WARRANTS	—	1,316,774	—	1,316,774
Mutual Funds
United States	—	5,645	—	5,645
TOTAL MUTUAL FUNDS	—	5,645	—	5,645
Convertible Securities
India	—	9,899,980	—	9,899,980
TOTAL CONVERTIBLE SECURITIES	—	9,899,980	—	9,899,980
Short-Term Investments	115,100,000	—	—	115,100,000
Total Investments	1,720,384,054	6,760,320,808	572,340,186	9,053,045,048
Total	$1,720,384,054	$6,760,320,808	$572,340,186	$9,053,045,048

*  Represents the interest in securities that have no value at August 31, 2009.

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities using Level 3 inputs were 6.31% of total net assets.

39

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchase/ Sales	Accrued Discounts/ Premiums	Total Realized Gain/Loss	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Common Stock
China	$—	$—	$—	$—	$(1,229,394)	$1,229,394	$—
India	59,482	—	—	—	(59,482)	—	—
Lebanon	35,695	—	—	—	(35,695)	—	—
Russia	917,112	—	—	—	879,001	—	1,796,113
South Korea	—	(7,709)	—	(143,477)	136,988	662,925	648,727
Thailand	265,406,178	68,284,709	—	(51,009,291)	198,593,949	—	481,275,545
Turkey	248	—	—	—	(248)	—	—
Total Common Stock	266,418,715	68,277,000	—	(51,152,768)	198,285,119	1,892,319	483,720,385
Private Equity Securities
Poland	33,454,416	(29,505,475)	—	56,740,987	(29,752,270)	—	30,937,658
Russia	2,610	—	—	—	—	—	2,610
Sri Lanka	787,469	—	—	—	2,226,840	—	3,014,309
Total Private Equity Securities	34,244,495	(29,505,475)	—	56,740,987	(27,525,430)	—	33,954,577
Investment Funds
China	8,299,762	—	—	—	1,720,149	—	10,019,911
India	7,530,572	592,437	—	—	2,015,830	—	10,138,839
Poland	767,055	(652,528)	—	—	183,504	—	298,031
Russia	6,291,343	250,000	—	—	1,255,768	—	7,797,111
Ukraine	4,000	—	—	—	—	—	4,000
Total Investment Funds	22,892,732	189,909	—	—	5,175,251	—	28,257,892
Debt Obligations
Poland	—	29,505,475	—	—	(3,098,143)	—	26,407,332
Mutual Funds
United States	5,887	—	—	—	(242)	(5,645)	—
Total	$323,561,829	$68,466,909	$—	$5,588,219	$172,836,555	$1,886,674	$572,340,186

40

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the

41

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

43

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

44

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the period ended August 31, 2009, the Fund received $229,036 in foreign capital gains tax refund, which is included in net realized gain (loss) in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to that tax.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $1,670,327,437.

45

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,236,775,737	$1,136,865,432	$(320,596,121)	$816,269,311

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $30,109,409.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying fund (See Note 3).

46

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2009, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.80% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

47

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets (e.g., Brazil, India, Russia, South Korea, and Taiwan). Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging markets, which tend to be more volatile than developed markets.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. These risks are particularly pronounced for the Fund because it typically makes equity investments in companies in emerging markets and may make investments in companies with smaller market capitalizations. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Smaller Company Risk — The securities of companies with smaller market capitalizations typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

Other principal risks of an investment in the Fund include Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Focused Investment Risk (increased risk from the Fund's focus on investments in a limited number of countries and geographic regions), Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds (including ETFs) in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

48

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms

49

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

(e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

50

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$1,316,774	$—	$1,316,774
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$1,316,774	$—	$1,316,774
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

51

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	322,948	—	—	—	322,948
Total	$—	$322,948	$—	$—	$—	$322,948
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$1,947,590	$—	$1,947,590
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	1,904,936	—	—	—	1,904,936
Total	$—	$1,904,936	$—	$1,947,590	$—	$3,852,526

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Rights/ Warrants
Average notional amount outstanding	$21,775,637	$1,486,234
Highest notional amount outstanding	97,770,897	3,225,572
Lowest notional amount outstanding	—	826,012

52

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other matters

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2009, the Fund received no distributions through SPHF in connection with settlement agreements related to that litigation.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. Effective August 12, 2009, that fee is paid monthly at the annual rate of 0.75% of average daily net assets. Before August 12, 2009, the management fee was paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse each class of the Fund for expenses incurred by the class through at least June 30, 2010 to the extent the class's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed the following amounts of the class's average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and custodial fees. In addition, the Manager has contractually agreed to reimburse each class of the Fund through at least June 30, 2010 to the extent that the sum of (a) the class's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the class through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds the following amounts of the class's average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares, subject to a maximum total reimbursement to each class equal to such amounts of the class's average daily net assets.

53

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Special Purpose Holding Fund. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $59,717 and $34,592, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $5,833,019,981 and $6,201,461,509, respectively. Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $72,183,877.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2009, 0.53% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 17.85% of the Fund's shares were held by accounts for which the Manager had investment discretion.

54

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from August 12, 2009 through August 31, 2009 (Unaudited)
Class II:	Shares	Amount
Shares sold	240,291,234	$2,552,038,132
Shares repurchased	(8,321,712)	(89,245,036)
Purchase premiums	—	40,000
Redemption fees	—	757,937
Net increase (decrease)	231,969,522	$2,463,591,033

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	33,722,297	$279,589,708	199,316,510	$1,549,659,316
Shares issued to shareholders in reinvestment of distributions	695,268	6,730,191	54,047,677	611,126,733
Shares repurchased	(328,600,455)	(3,420,246,047)	(53,039,178)	(662,859,942)
Purchase premiums	—	1,612,283	—	3,747,220
Redemption fees	—	1,930,316	—	3,863,411
Net increase (decrease)	(294,182,890)	$(3,130,383,549)	200,325,009	$1,505,536,738
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	51,903,729	$499,062,290	157,053,136	$1,026,539,902
Shares issued to shareholders in reinvestment of distributions	368,194	3,549,390	40,848,201	475,454,559
Shares repurchased	(86,446,145)	(814,430,844)	(131,400,487)	(1,282,059,060)
Purchase premiums	—	182,584	—	482,899
Redemption fees	—	1,503,478	—	4,587,042
Net increase (decrease)	(34,174,222)	$(310,133,102)	66,500,850	$225,005,342

55

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class V:	Shares	Amount	Shares	Amount
Shares sold	7,536,666	$62,111,505	196,888,178	$1,458,962,017
Shares issued to shareholders in reinvestment of distributions	291,139	2,800,755	24,664,677	260,296,435
Shares repurchased	(110,636,529)	(1,163,974,689)	(152,881,388)	(1,125,909,783)
Purchase premiums	—	150,000	—	3,005,084
Redemption fees	—	294,216	—	607,872
Net increase (decrease)	(102,808,724)	$(1,098,618,213)	68,671,467	$596,961,625
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	173,608,168	$1,776,478,314	244,681,931	$2,170,286,504
Shares issued to shareholders in reinvestment of distributions	512,259	4,938,176	88,616,021	1,028,385,993
Shares repurchased	(28,156,712)	(278,138,179)	(426,960,691)	(3,597,571,769)
Purchase premiums	—	451,881	—	10,675,993
Redemption fees	—	1,999,286	—	11,819,980
Net increase (decrease)	145,963,715	$1,505,729,478	(93,662,739)	$(376,403,299)

56

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which the Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies that are or were affiliates during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boryung Pharmaceutical Co Ltd	$2,759,751	$—	$790,813	$—	$5,168,637
CBAY Systems Holdings Ltd	7,663,868	—	—	—	11,329,499
Daehan Pulp Co Ltd	1,825,376	3,337,502	844,129	—	5,843,763
Dimerco Express Taiwan Corp	6,639,875	—	619,920	203,774	7,865,272
Edu Ark Co Ltd	662,925	4,568	12,273	—	648,727
In The F Co Ltd	1,677,571	—	66,363	—	3,417,453
Keangnam Enterprises Ltd*	707,885	4,935,662	5,175,348	—	6,784,840
Les Enphants Co Ltd*	4,441,616	—	5,147,004	33,226	2,858,789
Millenium Information Technology	787,469	—	—	—	3,014,309
Pumyang Construction Co Ltd	5,161,915	—	498,664	—	5,228,091
Star Block Co Ltd (Foreign Registered)	859	—	—	—	—
Totals	$32,329,110	$8,277,732	$13,154,514	$237,000	$52,159,380

*  No longer an affiliate as of August 31, 2009.

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Special Purpose Holding Fund	$5,887	$—	$—	$—	$—	$5,645
Totals	$5,887	$—	$—	$—	$—	$5,645

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

57

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, including the fact that the fees payable under the agreement were being reduced

58

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

effective August 12, 2009. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds in which it invests. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

59

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

60

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

61

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class II
1) Actual	1.02%	$1,000.00	$1,006.60	$0.53	(a)
2) Hypothetical	1.02%	$1,000.00	$1,020.06	$5.19	(b)
Class III
1) Actual	1.07%	$1,000.00	$1,701.10	$7.28	*
2) Hypothetical	1.07%	$1,000.00	$1,019.81	$5.45	*
Class IV
1) Actual	1.02%	$1,000.00	$1,701.30	$6.94	*
2) Hypothetical	1.02%	$1,000.00	$1,020.06	$5.19	*
Class V
1) Actual	1.00%	$1,000.00	$1,702.40	$6.81	*
2) Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09	*
Class VI
1) Actual	0.95%	$1,000.00	$1,702.80	$6.47	*
2) Hypothetical	0.95%	$1,000.00	$1,020.42	$4.84	*

(a)  For the period August 12, 2009 (commencement of operations) through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 19 days in the period, divided by 365 days in the year.

(b)  For the period March 1, 2009 through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

62

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	3.4
Futures Contracts	0.1
Other	(0.2)
100.0%
Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	19.6%
Software & Services	12.8
Energy	11.2
Food, Beverage & Tobacco	8.8
Health Care Equipment & Services	8.4
Technology Hardware & Equipment	8.1
Retailing	6.2
Food & Staples Retailing	6.0
Household & Personal Products	3.3
Insurance	2.7
Consumer Services	2.4
Capital Goods	1.8
Telecommunication Services	1.7
Diversified Financials	1.6
Materials	1.1
Banks	0.9
Media	0.9
Utilities	0.7
Consumer Durables & Apparel	0.6
Semiconductors & Semiconductor Equipment	0.5
Transportation	0.3
Commercial & Professional Services	0.3
Automobiles & Components	0.1
100.0%

1

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Automobiles & Components — 0.1%
27,000	Harley-Davidson, Inc.	647,460
27,700	Johnson Controls, Inc.	686,129
	Total Automobiles & Components	1,333,589
	Banks — 0.9%
186,100	BB&T Corp.	5,199,634
17,200	Capitol Federal Financial	552,636
4,800	City National Corp.	189,600
5,100	Commerce Bancshares, Inc.	187,323
4,000	Cullen/Frost Bankers, Inc.	197,120
29,200	First Horizon National Corp. *	390,696
69,700	People's United Financial, Inc.	1,119,382
56,200	TFS Financial Corp.	640,680
31,700	US Bancorp	717,054
23,235	Valley National Bancorp	270,920
273,200	Wells Fargo & Co.	7,518,464
	Total Banks	16,983,509
	Capital Goods — 1.7%
128,600	3M Co.	9,272,060
6,500	Aecom Technology Corp. *	178,165
4,400	Caterpillar, Inc.	199,364
3,000	Danaher Corp.	182,130
125,391	DigitalGlobe, Inc. *	2,515,344
37,400	Fastenal Co.	1,353,880
145,700	General Dynamics Corp.	8,623,983
11,400	Goodrich Corp.	628,824
5,700	L-3 Communications Holdings, Inc.	424,080
25,400	Lockheed Martin Corp.	1,904,492
60,600	Masco Corp.	877,488
10,600	Parker-Hannifin Corp.	515,796
3,900	Rockwell Collins, Inc.	179,556

See accompanying notes to the financial statements.

2

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
87,000	United Technologies Corp.	5,164,320
25,500	URS Corp. *	1,102,365
10,300	W.W. Grainger, Inc.	900,941
	Total Capital Goods	34,022,788
	Commercial & Professional Services — 0.2%
6,500	Cintas Corp.	178,360
33,100	Copart, Inc. *	1,169,754
8,700	Dun & Bradstreet Corp.	635,448
12,200	Iron Mountain, Inc. *	357,338
12,300	Manpower, Inc.	635,910
10,000	Robert Half International, Inc.	262,900
51,500	Waste Management, Inc.	1,541,395
	Total Commercial & Professional Services	4,781,105
	Consumer Durables & Apparel — 0.6%
265,100	Coach, Inc.	7,499,679
29,000	Hasbro, Inc.	823,310
50,900	Leggett & Platt, Inc.	928,925
853	NVR, Inc. *	575,988
14,600	Polo Ralph Lauren Corp.	969,148
56,200	Pulte Homes, Inc.	718,236
9,300	Toll Brothers, Inc. *	211,482
2,800	VF Corp.	194,768
5,300	Whirlpool Corp.	340,313
	Total Consumer Durables & Apparel	12,261,849
	Consumer Services — 2.3%
233,000	Apollo Group, Inc.-Class A *	15,103,060
14,700	Career Education Corp. *	349,125
18,200	Darden Restaurants, Inc.	599,326
88,000	H&R Block, Inc.	1,520,640
68,800	ITT Educational Services, Inc. *	7,223,312
8,331	Marriott International, Inc.-Class A	199,111

See accompanying notes to the financial statements.

3

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
276,400	McDonald's Corp.	15,544,736
10,100	Penn National Gaming, Inc. *	295,021
206,300	Starbucks Corp. *	3,917,637
4,060	Strayer Education, Inc.	857,066
9,900	Yum! Brands, Inc.	339,075
	Total Consumer Services	45,948,109
	Diversified Financials — 1.5%
7,000	American Express Co.	236,740
950	BlackRock, Inc.	189,591
5,820	CME Group, Inc.	1,693,853
107,730	Goldman Sachs Group (The), Inc.	17,825,006
2,200	Greenhill & Co., Inc.	174,240
8,900	IntercontinentalExchange, Inc. *	834,820
56,500	JPMorgan Chase & Co.	2,455,490
31,800	Moody's Corp.	866,232
106,000	Morgan Stanley	3,069,760
9,900	SEI Investments Co.	182,556
8,100	State Street Corp.	425,088
10,000	TD Ameritrade Holding Corp. *	192,400
67,377	World Acceptance Corp. *	1,753,823
	Total Diversified Financials	29,899,599
	Energy — 10.9%
2,160	Apache Corp.	183,492
22,300	Baker Hughes, Inc.	768,235
94,300	BJ Services Co.	1,514,458
937,000	Chevron Corp.	65,533,780
14,300	Cimarex Energy Co.	558,272
620,468	ConocoPhillips	27,939,674
4,800	ENSCO International, Inc.	177,120
1,394,100	Exxon Mobil Corp.	96,402,015
77,600	Nabors Industries Ltd. *	1,371,968
19,100	Noble Energy, Inc.	1,154,786

See accompanying notes to the financial statements.

4

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
148,900	Occidental Petroleum Corp.	10,884,590
57,700	Patterson-UTI Energy, Inc.	766,833
34,400	Southwestern Energy Co. *	1,267,984
78,900	Sunoco, Inc.	2,122,410
272,500	Valero Energy Corp.	5,106,650
	Total Energy	215,752,267
	Food & Staples Retailing — 5.8%
129,200	CVS Caremark Corp.	4,847,584
266,300	Kroger Co. (The)	5,749,417
24,525	Supervalu, Inc.	351,934
40,400	Sysco Corp.	1,029,796
1,558,600	Wal-Mart Stores, Inc.	79,285,982
714,400	Walgreen Co.	24,203,872
22,400	Whole Foods Market, Inc. *	651,392
	Total Food & Staples Retailing	116,119,977
	Food, Beverage & Tobacco — 8.5%
1,007,700	Altria Group, Inc.	18,420,756
83,100	Archer-Daniels-Midland Co.	2,395,773
61,000	Campbell Soup Co.	1,912,960
1,025,300	Coca-Cola Co. (The)	50,003,881
121,000	Coca-Cola Enterprises, Inc.	2,445,410
42,400	Constellation Brands, Inc.-Class A *	627,096
47,700	Dean Foods Co. *	865,278
7,000	Flowers Foods, Inc.	166,390
129,700	General Mills, Inc.	7,746,981
39,100	Hansen Natural Corp. *	1,277,006
122,900	Hershey Co. (The)	4,821,367
5,200	Hormel Foods Corp.	192,140
25,500	JM Smucker Co. (The)	1,332,885
61,500	Kellogg Co.	2,896,035
61,000	Kraft Foods, Inc.-Class A	1,729,350
30,000	Lorillard, Inc.	2,183,100

See accompanying notes to the financial statements.

5

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
55,700	Pepsi Bottling Group (The), Inc.	1,990,161
674,000	PepsiCo, Inc.	38,195,580
646,400	Philip Morris International, Inc.	29,546,944
5,400	Ralcorp Holdings, Inc. *	338,742
	Total Food, Beverage & Tobacco	169,087,835
	Health Care Equipment & Services — 8.2%
275,600	AmerisourceBergen Corp.	5,873,036
93,700	Baxter International, Inc.	5,333,404
166,500	Cardinal Health, Inc.	5,757,570
25,500	Cerner Corp. *	1,573,605
88,500	Cigna Corp.	2,604,555
71,600	Coventry Health Care, Inc. *	1,563,028
34,700	DaVita, Inc. *	1,794,337
18,500	Edwards Lifesciences Corp. *	1,144,780
92,400	Express Scripts, Inc. *	6,673,128
7,500	Gen-Probe, Inc. *	289,125
42,200	Humana, Inc. *	1,506,540
16,600	Inverness Medical Innovations, Inc. *	590,960
204,700	McKesson Corp.	11,639,242
32,500	Medco Health Solutions, Inc. *	1,794,650
276,700	Medtronic, Inc.	10,597,610
59,000	Omnicare, Inc.	1,350,510
22,500	Patterson Cos., Inc. *	612,675
75,700	Quest Diagnostics, Inc.	4,084,772
13,700	ResMed, Inc. *	628,967
31,400	Stryker Corp.	1,301,844
3,800	Teleflex, Inc.	172,140
2,064,472	UnitedHealth Group, Inc.	57,805,216
516,900	WellPoint, Inc. *	27,318,165
213,200	Zimmer Holdings, Inc. *	10,095,020
	Total Health Care Equipment & Services	162,104,879

See accompanying notes to the financial statements.

6

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Household & Personal Products — 3.2%
69,800	Avon Products, Inc.	2,224,526
11,500	Church & Dwight Co., Inc.	656,995
92,400	Clorox Co.	5,459,916
240,600	Colgate-Palmolive Co.	17,491,620
22,800	Estee Lauder Cos. (The), Inc.-Class A	817,380
120,700	Kimberly-Clark Corp.	7,297,522
542,300	Procter & Gamble Co. (The)	29,343,853
	Total Household & Personal Products	63,291,812
	Insurance — 2.6%
18,900	Aflac, Inc.	767,718
241,100	Allstate Corp. (The)	7,085,929
9,800	American Financial Group, Inc.	251,370
8,700	Aon Corp.	363,312
31,000	Arthur J. Gallagher & Co.	736,870
19,700	Assurant, Inc.	590,015
51,000	Brown & Brown, Inc.	1,013,370
162,000	Chubb Corp.	8,001,180
74,200	Fidelity National Financial, Inc.-Class A	1,114,484
15,600	First American Corp.	491,712
64,200	HCC Insurance Holdings, Inc.	1,697,448
102,600	Marsh & McLennan Cos., Inc.	2,415,204
18,300	Odyssey Re Holdings Corp.	926,895
60,600	Old Republic International Corp.	721,746
87,400	Progressive Corp. (The) *	1,443,848
25,200	Torchmark Corp.	1,073,772
407,500	Travelers Cos. (The), Inc.	20,546,150
15,300	Unum Group	344,709
105,750	W.R. Berkley Corp.	2,701,913
	Total Insurance	52,287,645
	Materials — 1.1%
150,600	Alcoa, Inc.	1,814,730
152,200	Barrick Gold Corp.	5,281,340

See accompanying notes to the financial statements.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
15,800	Bemis Co., Inc.	420,122
177,700	Dow Chemical Co. (The)	3,783,233
21,500	Freeport-McMoRan Copper & Gold, Inc.	1,354,070
3,900	Martin Marietta Materials, Inc.	341,562
29,600	Nucor Corp.	1,318,384
39,000	Pactiv Corp. *	969,150
7,900	Reliance Steel & Aluminum Co.	291,826
15,300	Scotts Miracle-Gro Co. (The)-Class A	622,557
7,400	Sonoco Products Co.	191,956
110,100	Southern Copper Corp.	3,111,426
7,400	Valspar Corp.	198,172
26,600	Vulcan Materials Co.	1,331,064
	Total Materials	21,029,592
	Media — 0.9%
46,500	Cablevision Systems Corp.-Class A	1,038,810
295,600	CBS Corp.-Class B (Non Voting)	3,059,460
347,200	Comcast Corp.-Class A	5,319,104
39,000	DirecTV Group (The), Inc. *	965,640
15,200	Discovery Communications, Inc. *	393,984
6,600	Liberty Media, Corp.-Class A *	184,074
21,900	McGraw-Hill Cos. (The), Inc.	736,059
214,800	News Corp.-Class A	2,302,656
6,700	Omnicom Group, Inc.	243,344
50,664	Time Warner Cable, Inc.	1,870,515
30,200	Viacom, Inc. *	756,208
	Total Media	16,869,854
	Pharmaceuticals, Biotechnology & Life Sciences — 19.0%
656,200	Abbott Laboratories	29,679,926
42,700	Allergan, Inc.	2,387,784
850,900	Amgen, Inc. *	50,832,766
112,000	Biogen Idec, Inc. *	5,623,520
1,014,400	Bristol-Myers Squibb Co.	22,448,672

See accompanying notes to the financial statements.

8

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
18,000	Cephalon, Inc. *	1,024,740
7,600	Dendreon Corp. *	177,612
529,300	Eli Lilly & Co.	17,710,378
8,800	Endo Pharmaceuticals Holdings, Inc. *	198,616
360,400	Forest Laboratories, Inc. *	10,548,908
164,300	Gilead Sciences, Inc. *	7,403,358
1,088,200	Johnson & Johnson	65,770,808
18,200	King Pharmaceuticals, Inc. *	188,916
4,000	Life Technologies Corp. *	178,120
1,108,400	Merck & Co., Inc.	35,945,412
77,600	Mylan, Inc. *	1,138,392
24,800	Myriad Genetics, Inc. *	758,136
4,784,180	Pfizer, Inc.	79,895,806
289,900	Schering-Plough Corp.	8,169,382
60,200	Thermo Fisher Scientific, Inc. *	2,721,642
39,400	Vertex Pharmaceuticals, Inc. *	1,473,954
10,500	Watson Pharmaceuticals, Inc. *	370,545
662,900	Wyeth	31,719,765
	Total Pharmaceuticals, Biotechnology & Life Sciences	376,367,158
	Retailing — 6.0%
44,100	Abercrombie & Fitch Co.-Class A	1,423,989
54,700	Advance Auto Parts, Inc.	2,313,810
113,200	Amazon.com, Inc. *	9,190,708
48,800	American Eagle Outfitters, Inc.	658,800
47,300	AutoNation, Inc. *	897,754
54,950	AutoZone, Inc. *	8,091,387
151,900	Bed Bath & Beyond, Inc. *	5,541,312
151,800	Best Buy Co., Inc.	5,507,304
11,200	CarMax, Inc. *	193,872
57,200	Dollar Tree, Inc. *	2,856,568
8,800	Expedia, Inc. *	202,840
101,300	Family Dollar Stores, Inc.	3,067,364
98,100	Gap (The), Inc.	1,927,665

See accompanying notes to the financial statements.

9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
11,100	Genuine Parts Co.	411,144
1,314,604	Home Depot, Inc.	35,875,543
28,500	J.C. Penney Co., Inc.	856,140
184,300	Kohl's Corp. *	9,508,037
59,300	Limited Brands, Inc.	884,756
518,900	Lowe's Cos., Inc.	11,156,350
17,800	Netflix, Inc. *	777,148
32,600	Nordstrom, Inc.	914,104
65,700	O'Reilly Automotive, Inc. *	2,514,996
71,300	PetSmart, Inc.	1,490,883
2,970	Priceline.com Inc. *	457,321
30,600	Ross Stores, Inc.	1,427,184
18,600	Sears Holdings Corp. *	1,180,170
77,100	Sherwin-Williams Co. (The)	4,641,420
95,000	Staples, Inc.	2,052,950
67,100	Target Corp.	3,153,700
7,500	Urban Outfitters, Inc. *	213,225
	Total Retailing	119,388,444
	Semiconductors & Semiconductor Equipment — 0.4%
31,600	Altera Corp.	607,036
104,600	Broadcom Corp.-Class A *	2,975,870
13,300	Cree, Inc. *	489,972
121,400	NVIDIA Corp. *	1,762,728
95,800	Texas Instruments, Inc.	2,355,722
19,500	Xilinx, Inc.	433,680
	Total Semiconductors & Semiconductor Equipment	8,625,008
	Software & Services — 12.4%
7,200	Adobe Systems, Inc. *	226,224
112,700	Affiliated Computer Services, Inc.-Class A *	5,048,960
23,000	Alliance Data Systems Corp. *	1,277,880
69,200	Automatic Data Processing, Inc.	2,653,820
14,900	BMC Software, Inc. *	531,185

See accompanying notes to the financial statements.

10

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
59,100	Citrix Systems, Inc. *	2,108,688
73,500	Cognizant Technology Solutions Corp.-Class A *	2,563,680
29,600	Computer Sciences Corp. *	1,445,960
401,600	eBay, Inc. *	8,891,424
3,500	Factset Research Systems, Inc.	192,640
18,200	Fidelity National Information Services, Inc.	446,992
49,000	Global Payments, Inc.	2,079,560
110,440	Google, Inc.-Class A *	50,986,835
27,000	Intuit, Inc. *	749,790
6,570	MasterCard, Inc.-Class A	1,331,279
72,300	McAfee, Inc. *	2,876,094
3,219,900	Microsoft Corp.	79,370,535
1,084,900	Novell, Inc. *	4,719,315
3,330,100	Oracle Corp.	72,829,287
24,900	SAIC, Inc. *	460,401
189,100	Symantec Corp. *	2,859,192
30,900	Visa, Inc.-Class A	2,196,990
6,100	VMware, Inc. *	216,123
13,000	Yahoo!, Inc. *	189,930
	Total Software & Services	246,252,784
	Technology Hardware & Equipment — 7.8%
36,440	Apple, Inc. *	6,129,572
2,536,300	Cisco Systems, Inc. *	54,784,080
161,900	Corning, Inc.	2,441,452
510,100	Dell, Inc. *	8,074,883
190,900	EMC Corp. *	3,035,310
142,290	International Business Machines Corp.	16,797,335
34,100	Juniper Networks, Inc. *	786,687
435,700	Motorola, Inc.	3,128,326
1,233,500	Qualcomm, Inc.	57,259,070
56,200	SanDisk Corp. *	994,740
57,600	Western Digital Corp. *	1,974,528
	Total Technology Hardware & Equipment	155,405,983

See accompanying notes to the financial statements.

11

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Telecommunication Services — 1.6%
417,567	AT&T, Inc.	10,877,620
95,200	CenturyTel, Inc.	3,068,296
87,000	Frontier Communications Corp.	618,570
32,400	MetroPCS Communications, Inc. *	257,904
552,822	Verizon Communications, Inc.	17,159,595
20,700	Windstream Corp.	177,399
	Total Telecommunication Services	32,159,384
	Transportation — 0.3%
29,900	CH Robinson Worldwide, Inc.	1,682,174
37,100	Norfolk Southern Corp.	1,701,777
72,400	Southwest Airlines Co.	592,232
44,700	United Parcel Service, Inc.-Class B	2,389,662
	Total Transportation	6,365,845
	Utilities — 0.7%
45,300	Aqua America, Inc.	763,305
14,300	CMS Energy Corp.	191,763
74,700	Consolidated Edison, Inc.	3,002,193
10,600	FPL Group, Inc.	595,508
14,800	NSTAR	468,272
140,500	PG&E Corp.	5,702,895
6,200	Piedmont Natural Gas Co., Inc.	148,924
12,200	Pinnacle West Capital Corp.	401,502
16,500	Progress Energy, Inc.	652,245
69,100	Southern Co.	2,155,920
9,900	Xcel Energy, Inc.	195,525
	Total Utilities	14,278,052
	TOTAL COMMON STOCKS (COST $2,033,558,029)	1,920,617,067

See accompanying notes to the financial statements.

12

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.4%
	Money Market Funds — 2.4%
46,608,263	State Street Institutional Treasury Money Market Fund-Institutional Class	46,608,263
	Other Short-Term Investments — 1.0%
20,000,000	U.S. Treasury Bill, 0.26%, due 04/08/10 (a)	19,968,980
	TOTAL SHORT-TERM INVESTMENTS (COST $66,549,864)	66,577,243
	TOTAL INVESTMENTS — 100.1% (Cost $2,100,107,893)	1,987,194,310
	Other Assets and Liabilities (net) — (0.1%)	(1,465,740)
	TOTAL NET ASSETS — 100.0%	$1,985,728,570

See accompanying notes to the financial statements.

13

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
749	S&P 500 E-Mini Index	September 2009	$38,187,765	$2,311,534

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

14

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $2,100,107,893) (Note 2)	$1,987,194,310
Receivable for Fund shares sold	67,816
Dividends and interest receivable	5,301,221
Receivable for collateral on open futures contracts (Note 2)	3,370,500
Receivable for expenses reimbursed by Manager (Note 3)	34,751
Total assets	1,995,968,598
Liabilities:
Payable for investments purchased	2,967,575
Payable for Fund shares repurchased	6,074,145
Payable to affiliate for (Note 3):
Management fee	514,318
Shareholder service fee	153,527
Administration fee – Class M	213
Trustees and Chief Compliance Officer of GMO Trust fees	3,954
Payable for 12b-1 fee – Class M	523
Payable for variation margin on open futures contracts (Note 2)	288,365
Accrued expenses	237,408
Total liabilities	10,240,028
Net assets	$1,985,728,570

See accompanying notes to the financial statements.

15

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,930,383,653
Accumulated undistributed net investment income	6,052,865
Accumulated net realized loss	(840,105,899)
Net unrealized depreciation	(110,602,049)
$1,985,728,570
Net assets attributable to:
Class III shares	$584,899,762
Class IV shares	$365,910,901
Class VI shares	$1,033,645,201
Class M shares	$1,272,706
Shares outstanding:
Class III	59,673,866
Class IV	37,416,651
Class VI	105,714,275
Class M	129,906
Net asset value per share:
Class III	$9.80
Class IV	$9.78
Class VI	$9.78
Class M	$9.80

See accompanying notes to the financial statements.

16

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $4,773)	$22,284,096
Interest	35,760
Total investment income	22,319,856
Expenses:
Management fee (Note 3)	2,762,376
Shareholder service fee – Class III (Note 3)	429,079
Shareholder service fee – Class IV (Note 3)	169,757
Shareholder service fee – Class VI (Note 3)	239,000
12b-1 fee – Class M (Note 3)	1,834
Administration fee – Class M (Note 3)	1,467
Custodian, fund accounting agent and transfer agent fees	163,668
Legal fees	34,868
Audit and tax fees	31,832
Trustees fees and related expenses (Note 3)	18,133
Registration fees	14,352
Miscellaneous	14,352
Total expenses	3,880,718
Fees and expenses reimbursed by Manager (Note 3)	(250,608)
Expense reductions (Note 2)	(1,017)
Net expenses	3,629,093
Net investment income (loss)	18,690,763
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(225,033,943)
Closed futures contracts	(3,681,149)
Net realized gain (loss)	(228,715,092)
Change in net unrealized appreciation (depreciation) on:
Investments	644,696,330
Open futures contracts	7,291,235
Net unrealized gain (loss)	651,987,565
Net realized and unrealized gain (loss)	423,272,473
Net increase (decrease) in net assets resulting from operations	$441,963,236

See accompanying notes to the financial statements.

17

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$18,690,763	$49,233,468
Net realized gain (loss)	(228,715,092)	(579,585,591)
Change in net unrealized appreciation (depreciation)	651,987,565	(503,529,996)
Net increase (decrease) in net assets from operations	441,963,236	(1,033,882,119)
Distributions to shareholders from:
Net investment income
Class III	(6,242,898)	(13,415,542)
Class IV	(3,814,940)	(7,250,680)
Class VI	(9,766,759)	(29,721,224)
Class M	(15,450)	(406,196)
Total distributions from net investment income	(19,840,047)	(50,793,642)
Net share transactions (Note 7):
Class III	(63,640,388)	(333,388,149)
Class IV	(2,277,427)	(29,109,705)
Class VI	(24,994,979)	(550,731,373)
Class M	(890,513)	(44,651,124)
Increase (decrease) in net assets resulting from net share transactions	(91,803,307)	(957,880,351)
Total increase (decrease) in net assets	330,319,882	(2,042,556,112)
Net assets:
Beginning of period	1,655,408,688	3,697,964,800
End of period (including accumulated undistributed net investment income of $6,052,865 and $7,202,149, respectively)	$1,985,728,570	$1,655,408,688

See accompanying notes to the financial statements.

18

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.65		$12.05		$14.77		$14.50	$14.28	$13.54
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.18		0.22		0.22	0.24	0.19
Net realized and unrealized gain (loss)	2.16		(4.40)		(1.10)		0.64	0.54	0.73
Total from investment operations	2.25		(4.22)		(0.88)		0.86	0.78	0.92
Less distributions to shareholders:
From net investment income	(0.10)		(0.18)		(0.25)		(0.22)	(0.24)	(0.18)
From net realized gains	—		—		(1.59)		(0.37)	(0.32)	—
Total distributions	(0.10)		(0.18)		(1.84)		(0.59)	(0.56)	(0.18)
Net asset value, end of period	$9.80		$7.65		$12.05		$14.77	$14.50	$14.28
Total Return(a)	29.57	%**	(35.39)%		(7.33)%		5.97%	5.60%	6.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$584,900		$509,120		$1,131,800		$1,789,872	$2,841,959	$1,739,392
Net expenses to average daily net assets	0.46	%(b)*	0.46	%(b)	0.46	%(b)	0.46%	0.47%	0.48%
Net investment income to average daily net assets	2.04	%*	1.70%		1.55%		1.51%	1.69%	1.46%
Portfolio turnover rate	26	%**	62%		71%		78%	65%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.63		$12.02		$14.75		$14.48	$14.26	$13.52
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.19		0.22		0.22	0.25	0.20
Net realized and unrealized gain (loss)	2.16		(4.39)		(1.10)		0.65	0.54	0.73
Total from investment operations	2.25		(4.20)		(0.88)		0.87	0.79	0.93
Less distributions to shareholders:
From net investment income	(0.10)		(0.19)		(0.26)		(0.23)	(0.25)	(0.19)
From net realized gains	—		—		(1.59)		(0.37)	(0.32)	—
Total distributions	(0.10)		(0.19)		(1.85)		(0.60)	(0.57)	(0.19)
Net asset value, end of period	$9.78		$7.63		$12.02		$14.75	$14.48	$14.26
Total Return(a)	29.68	%**	(35.36)%		(7.36)%		6.05%	5.66%	6.96%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$365,911		$286,333		$478,084		$602,048	$749,822	$866,206
Net expenses to average daily net assets	0.41	%(b)*	0.41	%(b)	0.41	%(b)	0.41%	0.43%	0.44%
Net investment income to average daily net assets	2.09	%*	1.78%		1.57%		1.55%	1.76%	1.49%
Portfolio turnover rate	26	%**	62%		71%		78%	65%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.63		$12.02		$14.75		$14.47	$14.26	$13.52
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.19		0.23		0.23	0.25	0.21
Net realized and unrealized gain (loss)	2.15		(4.38)		(1.11)		0.65	0.54	0.72
Total from investment operations	2.25		(4.19)		(0.88)		0.88	0.79	0.93
Less distributions to shareholders:
From net investment income	(0.10)		(0.20)		(0.26)		(0.23)	(0.26)	(0.19)
From net realized gains	—		—		(1.59)		(0.37)	(0.32)	—
Total distributions	(0.10)		(0.20)		(1.85)		(0.60)	(0.58)	(0.19)
Net asset value, end of period	$9.78		$7.63		$12.02		$14.75	$14.47	$14.26
Total Return(a)	29.70	%**	(35.33)%		(7.32)%		6.17%	5.64%	7.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,033,645		$858,170		$2,031,659		$3,671,926	$2,543,300	$1,750,325
Net expenses to average daily net assets	0.37	%(b)*	0.37	%(b)	0.37	%(b)	0.37%	0.38%	0.39%
Net investment income to average daily net assets	2.14	%*	1.78%		1.63%		1.61%	1.78%	1.56%
Portfolio turnover rate	26	%**	62%		71%		78%	65%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.65		$12.03		$14.75		$14.47	$14.26	$13.52
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.15		0.18		0.18	0.20	0.16
Net realized and unrealized gain (loss)	2.16		(4.40)		(1.11)		0.64	0.53	0.72
Total from investment operations	2.24		(4.25)		(0.93)		0.82	0.73	0.88
Less distributions to shareholders:
From net investment income	(0.09)		(0.13)		(0.20)		(0.17)	(0.20)	(0.14)
From net realized gains	—		—		(1.59)		(0.37)	(0.32)	—
Total distributions	(0.09)		(0.13)		(1.79)		(0.54)	(0.52)	(0.14)
Net asset value, end of period	$9.80		$7.65		$12.03		$14.75	$14.47	$14.26
Total Return(a)	29.44	%**	(35.61)%		(7.64)%		5.73%	5.22%	6.61%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,273		$1,786		$56,422		$131,640	$157,009	$171,316
Net expenses to average daily net assets	0.76	%(b)*	0.76	%(b)	0.76	%(b)	0.76%	0.77%	0.78%
Net investment income to average daily net assets	1.84	%*	1.29%		1.23%		1.22%	1.41%	1.17%
Portfolio turnover rate	26	%**	62%		71%		78%	65%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.02%		0.02%		0.02%	0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming its benchmark, the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, a U.S. stock index, and in companies with similar market capitalizations. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts) tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange- traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI, and Class M. Class M shares bear an administration fee and a 12b-1 fee while Classes III, IV and VI bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

23

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Asset Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,940,586,047	$2,311,534
Level 2 - Other Significant Observable Inputs	46,608,263	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,987,194,310	$2,311,534

*  Other financial instruments include futures contracts.

24

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

All of the Fund's common stocks are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of the common stocks. Money market funds are classified as Level 2, and other short-term investments are classified as Level 1.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset

25

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

26

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

27

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $277,985,666.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(253,190,292)
Total	$(253,190,292)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,186,032,024	$78,431,261	$(277,268,975)	$(198,837,714)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

28

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity securities at prices below what the Manager believes to be their fundamental value. The Fund bears the risk that the price of these securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

30

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

31

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	2,311,534	—	2,311,534
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$2,311,534	$—	$2,311,534
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

32

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	(3,681,149)	—	(3,681,149)
Swap contract	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$(3,681,149)	$—	$(3,681,149)
Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	7,291,235	—	7,291,235
Swap contract	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$—	$—	$—	$7,291,235	$—	$7,291,235

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Futures
Average notional amount outstanding	$34,227,981
Highest notional amount outstanding	44,419,100
Lowest notional amount outstanding	—

33

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IVshares and 0.055% for Class VI shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.31% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, administration fees, distribution (12b-1) fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.31% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.31% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $14,453 and $8,464, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

34

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $455,760,644 and $532,886,968, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 19.40% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 52.50% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,978,223	$16,947,769	10,238,738	$93,997,492
Shares issued to shareholders in reinvestment of distributions	578,319	4,975,219	1,047,915	11,222,375
Shares repurchased	(9,464,453)	(85,563,376)	(38,645,942)	(438,608,016)
Net increase (decrease)	(6,907,911)	$(63,640,388)	(27,359,289)	$(333,388,149)

35

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	3,975,963	$37,540,736	10,729,862	$87,517,393
Shares issued to shareholders in reinvestment of distributions	444,467	3,814,941	656,519	6,901,870
Shares repurchased	(4,533,716)	(43,633,104)	(13,623,143)	(123,528,968)
Net increase (decrease)	(113,286)	$(2,277,427)	(2,236,762)	$(29,109,705)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	14,515,594	$134,616,506	39,043,308	$402,535,356
Shares issued to shareholders in reinvestment of distributions	1,138,320	9,766,759	2,776,239	29,721,224
Shares repurchased	(22,441,394)	(169,378,244)	(98,313,498)	(982,987,953)
Net increase (decrease)	(6,787,480)	$(24,994,979)	(56,493,951)	$(550,731,373)
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class M:	Shares	Amount	Shares	Amount
Shares sold	—	$—	10,515	$128,124
Shares issued to shareholders in reinvestment of distributions	1,809	15,450	36,243	406,197
Shares repurchased	(105,425)	(905,963)	(4,504,666)	(45,185,445)
Net increase (decrease)	(103,616)	$(890,513)	(4,457,908)	$(44,651,124)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

36

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

37

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

38

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

39

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,295.70	$2.66
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class IV
1) Actual	0.41%	$1,000.00	$1,296.80	$2.37
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09
Class VI
1) Actual	0.37%	$1,000.00	$1,297.00	$2.14
2) Hypothetical	0.37%	$1,000.00	$1,023.34	$1.89
Class M
1) Actual	0.76%	$1,000.00	$1,294.40	$4.40
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

41

GMO Emerging Countries Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	81.9%
Investment Funds	8.4
Preferred Stocks	6.6
Short-Term Investments	1.8
Other	1.3
100.0%
Country Summary	% of Equity Investments
South Korea	17.6%
Russia	11.6
Brazil	10.9
China	9.4
Taiwan	9.2
Turkey	8.8
United States	8.7
India	5.6
Thailand	4.9
Poland	3.1
Indonesia	2.2
South Africa	2.0
Malaysia	1.6
Egypt	1.2
Israel	0.8
Mexico	0.7
Philippines	0.5
Czech Republic	0.4
Chile	0.3
Hungary	0.2
Morocco	0.2
Argentina	0.1
Peru	0.0
100.0%

1

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Banks	18.0%
Energy	16.8
Materials	11.5
Miscellaneous	8.7
Telecommunication Services	8.1
Semiconductors & Semiconductor Equipment	6.2
Capital Goods	6.0
Technology Hardware & Equipment	4.5
Software & Services	3.5
Automobiles & Components	3.0
Food, Beverage & Tobacco	2.6
Utilities	2.4
Diversified Financials	2.1
Real Estate	1.1
Transportation	1.0
Retailing	0.8
Media	0.8
Consumer Durables & Apparel	0.7
Food & Staples Retailing	0.5
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Household & Personal Products	0.4
Consumer Services	0.4
Insurance	0.3
Health Care Equipment & Services	0.1
100.0%

2

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 81.9%
	Argentina — 0.1%
5,060	Cresud SA Sponsored ADR	57,178
20,680	Petrobras Energia Participaciones SA Sponsored ADR *	137,108
	Total Argentina	194,286
	Brazil — 4.8%
18,730	Banco Bradesco Sponsored ADR	303,613
68,200	Banco do Brasil SA	946,629
99,400	BM&F BOVESPA SA	612,845
11,600	BRF-Brasil Foods SA *	258,503
10,000	Cia de Saneamento de Minas Gerais-Copasa MG	159,760
74,100	Companhia Brasileira de Meios de Pagamento	646,365
2,207	Companhia de Bebidas das Americas	141,481
20,809	Companhia Saneamento Basico Sao Paulo	383,123
8,400	Electrobras (Centro)	122,789
21,900	Empresa Brasileira de Aeronautica SA	117,593
9,100	Empresa Brasileira de Aeronautica SA Sponsored ADR	193,284
28,800	Gerdau SA	260,540
31,887	Investimentos Itau SA	185,431
32,400	Natura Cosmeticos SA	524,156
7,240	Petroleo Brasileiro SA (Petrobras)	144,170
33,950	Petroleo Brasileiro SA (Petrobras) ADR	1,345,778
33,900	Redecard SA	464,063
7,723	Souza Cruz SA	245,208
8,900	Tele Norte Leste Participacoes SA	166,742
8,525	Usinas Siderurgicas de Minas Gerais SA	201,014
52,200	Vale SA	1,015,916
15,930	Vale SA Sponsored ADR	306,015
	Total Brazil	8,745,018
	Chile — 0.3%
1,570	Banco Santander Chile SA ADR	80,337
4,430	Compania Cervecerias Unidas ADR	144,152

See accompanying notes to the financial statements.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Chile — continued
1,170	Embotelladora Andina SA ADR A Shares	16,988
2,100	Embotelladora Andina SA ADR B Shares	35,994
1,150	Enersis SA Sponsored ADR	19,907
17,560	Lan Airlines SA Sponsored ADR	208,086
	Total Chile	505,464
	China — 9.1%
258,000	Air China Ltd Class H *	152,010
3,258,000	Bank of China Ltd Class H	1,584,621
366,000	China Coal Energy Co Class H	466,308
272,000	China Communication Services Corp Ltd Class H	152,277
1,282,000	China Construction Bank Class H	966,148
126,597	China International Marine Containers Co Ltd Class B	122,470
203,250	China Merchants Bank Co Ltd Class H	443,097
86,664	China Mobile Ltd	850,952
20,032	China Mobile Ltd Sponsored ADR	985,975
128,000	China National Building Material Co Ltd Class H	269,582
470,000	China Oilfield Services Ltd Class H	408,592
899,083	China Petroleum & Chemical Corp Class H	753,207
116,000	China Resources Land Ltd	243,398
1,794,000	China Telecom Corp Ltd Class H	924,857
77,100	China Vanke Co Ltd Class B	89,525
196,149	Cosco Pacific Ltd	293,472
568,000	Denway Motors Ltd	256,551
628,000	Dongfeng Motor Group Co Ltd	652,034
168,000	Guangdong Investments Ltd	85,670
319,000	Huaneng Power International Inc Class H	222,701
2,246,000	Industrial and Commercial Bank of China Ltd Class H	1,533,316
98,000	Jiangxi Copper Co Ltd Class H	204,358
144,000	Kingboard Chemical Holdings Ltd	457,314
64,000	Lee & Man Paper Manufacturing Ltd	103,923
4,140	Netease.Com Inc ADR *	173,839
270,000	Parkson Retail Group Ltd	399,114
511,553	PetroChina Co Ltd Class H	564,773

See accompanying notes to the financial statements.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	China — continued
156,000	PICC Property & Casualty Co Ltd Class H *	97,985
8,660	Shanda Interactive Entertainment Ltd Sponsored ADR *	423,994
40,400	Shanghai Industrial Holdings Ltd	194,304
414,000	Shenzhen Investment Ltd	148,543
108,000	Shimao Property Holdings Ltd	160,399
3,760	Sina Corp *	112,800
340,000	Sino-Ocean Land Holdings Ltd	309,951
42,000	Tencent Holdings Ltd	626,648
42,000	Tingyi (Cayman Islands) Holding Corp	75,580
71,400	Yanlord Land Group Ltd	113,838
202,000	Yanzhou Coal Mining Co Ltd Class H	286,040
76,000	Zhaojin Mining Industry Co Ltd	108,268
202,000	Zhejiang Expressway Co Ltd Class H	192,687
458,000	Zijin Mining Group Co Ltd Class H	384,625
	Total China	16,595,746
	Czech Republic — 0.4%
4,960	CEZ AS	259,561
600	Komercni Banka AS	114,899
1,945	Pegas Nonwovens SA	49,427
256	Philip Morris CR AS	119,771
4,300	Telefonica 02 Czech Republic AS	119,418
7,920	Unipetrol AS *	58,666
	Total Czech Republic	721,742
	Egypt — 1.2%
9,612	Alexandria Mineral Oils Co	85,320
53,720	Commercial International Bank	525,828
22,800	EFG-Hermes Holding SAE	115,918
8,267	Egyptian Co for Mobile Services	323,800
440	El Ezz Aldekhela Steel Alexa Co	61,060
3,670	ElSwedy Cables Holding Co	53,354
4,400	Orascom Construction Industries	185,091
47,298	Orascom Telecom Holding SAE	309,016

See accompanying notes to the financial statements.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
10,200	Oriental Weavers Co	60,901
43,927	Sidi Kerir Petrochemicals Co	91,399
69,100	Talaat Moustafa Group *	78,639
94,154	Telecom Egypt	315,153
	Total Egypt	2,205,479
	Hungary — 0.2%
80	Egis Gyogyszergyar Nyrt	8,398
580	MOL Hungarian Oil and Gas Nyrt *	45,607
10,700	OTP Bank Nyrt *	276,451
350	Richter Gedeon Nyrt	70,243
	Total Hungary	400,699
	India — 5.4%
10,500	Axis Bank Ltd	194,488
2,200	Bajaj Auto Ltd	54,874
19,686	Bank of Baroda	174,551
26,400	Bank of India	182,831
6,600	Bharat Heavy Electricals Ltd	312,195
38,470	Canara Bank Ltd	210,665
4,000	Grasim Industries Ltd	219,498
3,000	Hero Honda Motors Ltd	93,118
13,233	ICICI Bank Ltd	203,712
19,260	ICICI Bank Ltd Sponsored ADR	587,815
117,400	IFCI Ltd *	134,596
22,100	Infosys Technologies Ltd	964,838
13,940	Infosys Technologies Ltd Sponsored ADR	602,626
12,100	Jaiprakash Associates Ltd	56,051
11,524	Jindal Steel & Power Ltd	738,265
13,000	Kotak Mahindra Bank Ltd	190,786
8,000	Larsen & Toubro Ltd	256,341
9,011	Mahindra & Mahindra Ltd	159,669
18,100	Oil & Natural Gas Corp Ltd	440,998
20,500	Punjab National Bank Ltd	287,010

See accompanying notes to the financial statements.

6

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	India — continued
43,600	Reliance Communications Ltd	232,453
16,200	Reliance Energy Ltd	379,360
6,300	Reliance Industries Ltd *	258,060
32,355	Satyam Computer Services Ltd	80,703
49,700	Sesa Goa Ltd	215,728
21,800	State Bank of India	779,663
82,430	Steel Authority of India Ltd	274,428
24,600	Sterlite Industries India Ltd	338,484
5,720	Sterlite Industries India Ltd ADR	76,591
56,000	Tata Consultancy Services Ltd	608,878
8,800	Tata Steel Ltd	76,493
31,763	Unitech Ltd	68,694
37,000	Wipro Ltd	417,441
	Total India	9,871,903
	Indonesia — 2.1%
171,000	Astra International Tbk PT	511,697
487,000	Bank Central Asia Tbk PT	205,098
83,000	Bank Danamon Indonesia Tbk PT	38,704
948,500	Bank Negara Indonesia (Persero) Tbk PT	182,462
580,500	Bank Rakyat Tbk PT	437,860
5,167,000	Bumi Resources Tbk PT	1,482,693
85,000	Gudang Garam Tbk PT	120,687
735,500	Indah Kiat Pulp and Paper Corp Tbk PT *	129,116
34,500	Indo Tambangraya Megah PT	83,548
218,500	International Nickel Indonesia Tbk PT *	91,615
954,000	Kalbe Farma Tbk PT	120,362
595,000	Perusahaan Gas Negara PT	205,276
27,000	Tambang Batubara Bukit Asam Tbk PT	34,828
215,000	Telekomunikasi Indonesia Tbk PT	178,004
371,500	Timah Tbk PT	76,464
	Total Indonesia	3,898,414

See accompanying notes to the financial statements.

7

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Israel — 0.8%
4,600	Africa Israel Properties Ltd *	73,592
83,630	Bank Hapoalim BM *	268,982
37,940	Bezeq Israeli Telecommunication Corp Ltd	79,279
990	Delek Group Ltd	165,176
850	Elbit Systems Ltd	55,265
18,980	Jerusalem Economy Ltd *	143,616
11,850	Teva Pharmaceutical Industries Ltd Sponsored ADR	610,275
	Total Israel	1,396,185
	Malaysia — 1.5%
90,121	Berjaya Sports Toto Berhad	109,472
8,499	British American Tobacco Malaysia Berhad	110,642
97,400	CIMB Group Holdings Berhad	273,897
63,800	Hong Leong Financial Group Berhad	94,092
88,600	IOI Corp Berhad	127,772
791,500	KNM Group Berhad	167,012
61,000	Kulim Malaysia Berhad	128,579
100,115	Lion Diversified Holdings	15,511
110,619	Lion Industries Corp Berhad	48,607
62,109	PPB Group Berhad	270,701
351,578	Resorts World Berhad	277,393
233,319	RHB Capital Berhad	312,227
174,680	Sime Darby Berhad	407,630
37,899	Tanjong Plc	164,620
132,400	Tenaga Nasional Berhad	300,506
	Total Malaysia	2,808,661
	Mexico — 0.7%
53,000	Alfa SA de CV Class A	231,578
7,770	America Movil SAB de CV Class L ADR	350,815
93,866	Cemex SA de CV CPO *	124,271
65,300	Consorcio ARA SAB de CV *	37,896
37,700	Controladora Comercial Mexicana SA de CV *	30,913
52,700	Corporacion GEO SA de CV Series B *	124,506

See accompanying notes to the financial statements.

8

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
64,700	Grupo Financiero Banorte SAB de CV Class O	190,841
47,974	Grupo Mexico SA Class B *	68,974
24,400	Sare Holding SA de CV Class B *	9,684
8,510	Telefonos de Mexico SAB de CV Class L Sponsored ADR	158,201
	Total Mexico	1,327,679
	Morocco — 0.2%
1,650	Attijariwafa Bank	57,706
139	Compagnie Generale Immobiliere	33,483
380	Credit Immobilier et Hotelier	19,331
9,659	Maroc Telecom	173,716
140	Societe Nationale De Siderurgie	40,087
	Total Morocco	324,323
	Peru — 0.0%
1,191	Compania Minera Milpo SA	2,902
378	Sociedad Minera Cerro Verde SA *	8,864
23,016	Volcan Compania Minera SA Class B *	21,657
	Total Peru	33,423
	Philippines — 0.5%
293,600	Alliance Global Group Inc *	30,591
82,300	Bank of the Philippine Islands	75,494
1,998,300	Benpres Holdings Corp *	150,774
564,900	Energy Development Corp	51,929
173,600	First Gen Corp *	76,234
57,700	First Philippine Holdings Corp *	49,462
28,600	Manila Electric Co	117,341
2,084,500	Megaworld Corp	68,749
4,680	Philippine Long Distance Telephone Co	240,454
745,600	Vista Land & Lifescapes Inc *	42,712
	Total Philippines	903,740

See accompanying notes to the financial statements.

9

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Poland — 3.0%
11,760	Asseco Poland SA	258,292
6,100	Bank Handlowy W Warszawie SA *	135,345
2,870	Bank Pekao SA *	146,455
23,650	Cyfrowy Polsat SA	130,637
58,600	Getin Holding SA *	182,148
30,300	Globe Trade Centre SA *	270,860
18,670	Grupa Lotos SA *	170,058
51,280	KGHM Polska Miedz SA	1,539,980
62,740	Polski Koncern Naftowy Orlen SA *	642,510
97,910	Polskie Gornictwo Naftowe I Gazownictwo SA	132,822
91,740	Powszechna Kasa Oszczednosci Bank Polski SA	1,132,147
15,840	Przedsiebiorstwo Eksportu i Importu Kopex SA *	125,111
63,530	Telekomunikacja Polska SA	358,186
38,390	TVN SA	192,244
	Total Poland	5,416,795
	Russia — 10.9%
63,740	Aeroflot - Russian Airlines	64,871
63,070	Cherepovets MK Severstal GDR (Registered Shares)	462,393
32,000	Gazprom Neft Class S	115,502
6,900	Gazprom Neft Sponsored ADR	122,742
66,940	KamAZ *	75,962
57,680	Lukoil Sponsored ADR	2,892,036
17,300	Magnit OJSC Sponsored GDR (Registered Shares)	198,258
25,200	Magnitogorsk Iron & Steel Works Sponsored GDR (Registered Shares) *	219,578
15,710	Mechel Sponsored ADR	191,819
76,100	MMC Norilsk Nickel JSC ADR *	837,039
45,140	Mobile Telesystems Sponsored ADR	1,958,173
22,000	NovaTek OAO Sponsored GDR (Registered Shares)	867,785
15,000	Novolipetsk Steel GDR (Registered Shares) *	356,607
317,944	OAO Gazprom Sponsored GDR	6,672,110
21,466	OAO Tatneft Sponsored GDR (Registered Shares)	532,039
6,600	Polyus Gold Sponsored ADR	132,468
172,100	Rosneft OJSC GDR	1,098,428

See accompanying notes to the financial statements.

10

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
3,290	Rostelecom Sponsored ADR	99,424
6,085,690	RusHydro Class S *	212,999
289,960	Sberbank RF	432,738
200,400	Surgutneftegaz Sponsored ADR	1,708,436
20,180	Vimpelcom Sponsored ADR *	311,579
22,700	X5 Retail Group NV GDR (Registered Shares) *	436,025
	Total Russia	19,999,011
	South Africa — 1.9%
6,852	Absa Group Ltd	111,610
4,200	AngloGold Ashanti Ltd	161,047
36,167	Aveng Ltd	191,560
6,100	Exxaro Resources Ltd	72,407
106,400	FirstRand Ltd	217,254
29,400	Foschini Ltd	230,363
20,100	Harmony Gold Mining Co Ltd *	188,421
10,000	Highveld Steel and Vanadium Corp Ltd	97,669
15,400	Impala Platinum Holdings Ltd	359,971
33,300	JD Group Ltd	181,885
11,000	Naspers Ltd Class N	359,933
36,507	Remgro Ltd	403,677
12,700	Reunert Ltd	83,099
52,400	RMB Holdings Ltd	177,885
53,900	Telkom South Africa Ltd	300,632
11,424	Tiger Brands Ltd	228,157
14,600	Vodacom Group (Pty) Ltd *	108,099
	Total South Africa	3,473,669
	South Korea — 16.5%
260	Amorepacific Corp	151,490
25,660	Busan Bank	230,605
18,520	Daegu Bank	215,333
9,496	Daelim Industrial Co Ltd	547,013
16,100	Daewoo Securities Co Ltd	295,135

See accompanying notes to the financial statements.

11

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
13,610	Dongbu Insurance Co Ltd	412,968
5,030	Dongkuk Steel Mill Co Ltd	117,379
6,390	GS Engineering & Construction Corp	488,813
12,170	GS Holdings Corp	321,074
23,360	Hana Financial Group Inc	610,855
4,509	Hanjin Heavy Industries & Construction Co Ltd	99,448
39,930	Hanwha Chemical Corp	414,628
6,778	Honam Petrochemical Corp	508,183
470	Hyosung Corp	33,917
14,350	Hyundai Development Co	523,085
1,750	Hyundai Elevator Co Ltd	86,085
2,860	Hyundai Heavy Industries Co Ltd	435,462
4,165	Hyundai Mipo Dockyard	411,269
18,850	Hyundai Mobis	1,997,144
14,490	Hyundai Motor Co	1,228,166
8,770	Hyundai Securities Co Ltd	117,024
41,520	Industrial Bank of Korea *	447,870
9,010	INTOPS Co Ltd	136,515
24,570	Kangwon Land Inc	324,252
28,562	KB Financial Group Inc *	1,172,703
862	KB Financial Group Inc ADR *	35,144
8,970	Keangnam Enterprises Ltd *	121,018
25,880	Korea Exchange Bank	230,540
10,470	Korea Investment Holdings Co Ltd	299,457
4,470	Korea Zinc Co Ltd	487,571
4,220	KT Corp	131,460
20,330	KT Corp Sponsored ADR	316,538
23,663	KT&G Corp	1,274,415
4,666	LG Chem Ltd	703,041
7,690	LG Corp	467,661
14,130	LG Display Co Ltd	412,590
280	LG Household & Health Care Ltd	48,493
30,790	LG Telecom Ltd	192,176
2,550	Lotte Shopping Co Ltd	580,144

See accompanying notes to the financial statements.

12

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
2,070	Mirae Asset Securities Co Ltd	120,810
3,120	NCSoft Corp	341,798
3,350	NHN Corp *	455,429
3,790	POSCO	1,390,739
2,110	POSCO ADR	192,981
44,090	Samho International Co Ltd *	168,972
7,588	Samsung Electronics Co Ltd	4,678,946
5,750	Samsung Engineering Co Ltd	373,023
2,900	Samsung Securities Co Ltd	173,379
6,140	Samsung Techwin Co Ltd	381,979
6,950	Seoul Semiconductor Co Ltd *	245,607
36,935	Shinhan Financial Group Co Ltd *	1,206,555
380	Shinsegae Co Ltd	157,418
2,470	SK Chemicals Co Ltd	119,817
6,555	SK Energy Co Ltd	526,552
12,677	SK Holdings Co Ltd	1,064,093
23,560	SK Networks Co Ltd	231,664
1,080	SK Telecom Co Ltd	150,948
42,590	SK Telecom Co Ltd ADR	662,700
7,430	STX Engine Co Ltd	142,857
16,430	STX Pan Ocean Co Ltd	145,718
14,550	Sungwoo Hitech Co Ltd	132,551
23,720	Tong Yang Securities Inc	307,839
14,431	Woori Finance Holdings Co Ltd *	161,910
	Total South Korea	30,160,949
	Taiwan — 9.0%
63,630	Asia Optical Co Inc	95,569
267,266	Asustek Computer Inc	424,557
422,080	AU Optronics Corp	420,361
66,500	Catcher Technology Co Ltd	171,457
444,000	Chi Mei Optoelectronics Corp *	217,433
651,014	China Steel Corp	590,426
1,166,000	Chinatrust Financial Holding Co Ltd	647,293

See accompanying notes to the financial statements.

13

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
340,804	Chunghwa Telecom Co Ltd	583,563
350,299	Compal Electronics Inc	352,675
81,000	Epistar Corp	237,537
177,480	Far Eastern Textile Co Ltd	176,510
229,000	Far Eastone Telecommunications Co Ltd	258,236
53,757	First Financial Holding Co Ltd	29,084
425,500	Formosa Plastics Corp	764,259
1,224,000	HannStar Display Corp *	256,056
73,887	High Tech Computer Corp	741,622
478,638	Hon Hai Precision Industry Co Ltd	1,611,535
291,000	Hung Sheng Construction Co Ltd	110,734
183,340	Innolux Display Corp	204,857
435,009	Lite-On Technology Corp	486,769
408,591	Macronix International Co Ltd	194,019
145,375	MediaTek Inc	2,107,256
294,289	Nan Ya Plastics Corp	409,352
106,793	Novatek Microelectronics Corp Ltd	250,251
244,550	Pou Chen Corp	151,299
187,250	Powertech Technology Inc	510,685
2,050,000	ProMOS Technologies Inc *	72,866
434,715	Quanta Computer Inc	899,688
76,870	Radiant Opto-Electronics Corp	97,820
279,000	Siliconware Precision Industries Co	345,830
106,000	Sincere Navigation Corp	120,561
292,000	Synnex Technology International Corp	509,278
363,000	Taishin Financial Holding Co Ltd *	120,007
133,787	Taiwan Mobile Co Ltd	209,925
796,606	Taiwan Semiconductor Manufacturing Co Ltd	1,431,364
296,132	Wistron Corp	573,121
	Total Taiwan	16,383,855
	Thailand — 4.8%
344,690	Advanced Info Service Pcl (Foreign Registered) (a)	874,045
427,660	Asian Property Development Pcl (Foreign Registered) (a)	70,417

See accompanying notes to the financial statements.

14

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
87,450	Asian Property Development Pcl NVDR (a)	14,398
32,000	Bangkok Bank Pcl (a)	103,471
114,250	Bangkok Bank Pcl NVDR (a)	369,426
340,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	248,263
21,690	Banpu Pcl (Foreign Registered) (a)	254,518
18,310	Banpu Pcl NVDR (a)	214,856
570,640	BEC World Pcl (Foreign Registered) (a)	313,835
90,000	Electricity Generating Pcl (Foreign Registered) (a)	208,377
18,000	Electricity Generating Pcl NVDR (a)	41,543
2,874,950	IRPC Pcl (Foreign Registered) (a)	324,773
238,010	Kasikornbank Pcl (Foreign Registered) (a)	527,919
102,770	Kasikornbank Pcl NVDR (a)	218,892
1,451,000	Krung Thai Bank Pcl (Foreign Registered) (a)	366,813
124,000	PTT Chemical Pcl (Foreign Registered) (a)	240,819
133,000	PTT Exploration & Production Pcl (Foreign Registered) (a)	541,863
250,722	PTT Pcl (Foreign Registered) (a)	1,799,118
62,039	Siam Cement Pcl (Foreign Registered) (a)	360,319
34,000	Siam Cement Pcl NVDR (a)	193,971
324,000	Siam City Bank Pcl (Foreign Registered) (a)	205,750
260,730	Siam Commercial Bank Pcl (Foreign Registered) (a)	590,005
19,420	Siam Commercial Bank Pcl NVDR (a)	43,945
382,770	Thai Oil Pcl (Foreign Registered) (a)	455,757
191,000	Thoresen Thai Agencies Pcl (Foreign Registered) (a)	129,730
	Total Thailand	8,712,823
	Turkey — 8.5%
189,838	Akbank TAS	1,091,072
50,240	Anadolu Efes Biracilik ve Malt Sanayii AS	548,806
83,394	Arcelik AS *	239,315
232,400	Asya Katilim Bankasi AS *	430,447
241,470	Dogan Sirketler Grubu Holdings AS *	226,567
47,074	Enka Insaat ve Sanayi AS	189,999
29,200	Gubre Fabrikalari TAS *	157,787
128,323	Haci Omer Sabanci Holding AS	496,622

See accompanying notes to the financial statements.

15

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
188,000	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A *	102,851
567,780	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D *	235,147
432,070	KOC Holding AS *	1,148,213
131,075	Sekerbank TAS *	212,859
37,084	Tupras-Turkiye Petrol Rafineriler AS	556,242
178,590	Turk Ekonomi Bankasi AS *	217,343
285,350	Turk Hava Yollari Anonim Ortakligi	548,519
176,004	Turk Sise ve Cam Fabrikalari AS *	186,637
133,380	Turk Telekomunikasyon AS	407,308
213,087	Turkcell Iletisim Hizmet AS	1,379,292
927,590	Turkiye Garanti Bankasi *	3,433,206
142,960	Turkiye Halk Bankasi AS	772,789
258,087	Turkiye IS Bankasi Class C	1,023,824
255,370	Turkiye Sinai Kalkinma Bankasi AS *	212,755
383,070	Turkiye Vakiflar Bankasi TAO Class D *	847,988
163,700	Vestel Elektronik Sanayi AS *	252,255
301,500	Yapi ve Kredi Bankasi AS *	635,835
	Total Turkey	15,553,678
	TOTAL COMMON STOCKS (COST $128,637,175)	149,633,542
PREFERRED STOCKS — 6.6%
	Brazil — 5.8%
54,800	Banco Bradesco SA 0.57%	894,095
18,800	Centrais Eletricas Brasileiras SA Class B 6.90%	246,883
10,239	Companhia de Bebidas das Americas 1.04%	766,010
25,441	Companhia Energetica de Minas Gerais 2.79%	374,589
20,900	Companhia Paranaense de Energia Class B 0.45%	325,249
31,900	Duratex SA 1.25%	486,954
9,800	Eletropaulo Metropolitana SA 5.67%	181,836
14,300	Fertilizantes Fosfatados SA *	133,918
21,800	Gerdau Metalurgica SA 1.48%	319,476
33,308	Gerdau SA 0.74%	389,863

See accompanying notes to the financial statements.

16

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
14,767	Itau Unibanco Holding SA 0.42%	250,570
90,660	Itausa-Investimentos Itau SA 0.59%	465,638
17,905	Net Servicos de Comunicacoa SA *	188,389
97,924	Petroleo Brasileiro SA (Petrobras) 1.11%	1,630,421
31,610	Petroleo Brasileiro SA Sponsored ADR 1.14%	1,049,452
12,280	Tele Norte Leste Participacoes ADR 6.99%	195,743
10,300	Tele Norte Leste Participacoes SA 7.08%	165,045
5,500	Telecomunicacoes de Sao Paulo SA 4.48%	126,914
3,400	Telemar Norte Leste SA Class A 7.14%	93,267
24,500	Usinas Siderrurgicas de Minas Gerais SA Class A 1.14%	575,874
75,656	Vale SA Preference A 2.87%	1,320,678
21,930	Vale SA Sponsored ADR 2.83%	377,415
	Total Brazil	10,558,279
	Russia — 0.3%
890	Transneft 1.20%	572,217
	South Korea — 0.5%
6,110	Hyundai Motor Co 1.98%	213,798
1,990	Samsung Electronics Co Ltd (Non Voting) 1.15%	782,425
	Total South Korea	996,223
	TOTAL PREFERRED STOCKS (COST $9,838,490)	12,126,719
INVESTMENT FUNDS — 8.4%
	United States — 8.4%
436,116	iShares MSCI Emerging Markets Index Fund (b)	15,399,256
	TOTAL INVESTMENT FUNDS (COST $13,791,177)	15,399,256

See accompanying notes to the financial statements.

17

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.8%
USD	40,864	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	40,864
USD	1,100,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	1,100,000
ZAR	4,189	Brown Brothers Harriman Time Deposit, 6.15%, due 09/01/09	547
USD	2,100,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	2,100,000
		TOTAL SHORT-TERM INVESTMENTS (COST $3,241,411)	3,241,411
		TOTAL INVESTMENTS — 98.7% (Cost $155,508,253)	180,400,928
		Other Assets and Liabilities (net) — 1.3%	2,411,268
		TOTAL NET ASSETS — 100.0%	$182,812,196

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non income-producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Represents an investment to equitize cash in the iShares® MSCI Emerging Markets Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Emerging Markets Index Fund invests in global emerging markets and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. iShares® is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Emerging Markets Index Fund.

Currency Abbreviations:

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.

18

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $155,508,253) (Note 2)	$180,400,928
Cash	1,603,543
Foreign currency, at value (cost $430,282) (Note 2)	430,132
Receivable for investments sold	56,003
Receivable for Fund shares sold	54,664
Dividends and interest receivable	688,613
Foreign taxes receivable	235,223
Receivable for expenses reimbursed by Manager (Note 3)	14,640
Miscellaneous receivable	126,879
Total assets	183,610,625
Liabilities:
Payable for investments purchased	165,175
Payable for Fund shares repurchased	72,511
Payable to affiliate for (Note 3):
Management fee	101,541
Shareholder service fee	19,580
Administration fee – Class M	5,137
Trustees and Chief Compliance Officer of GMO Trust fees	289
Payable for 12b-1 fee – Class M	12,315
Payable for foreign currency purchased	152
Miscellaneous payable	71,289
Accrued expenses	350,440
Total liabilities	798,429
Net assets	$182,812,196

See accompanying notes to the financial statements.

19

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$252,156,617
Accumulated undistributed net investment income	1,812,369
Accumulated net realized loss	(96,048,872)
Net unrealized appreciation	24,892,082
$182,812,196
Net assets attributable to:
Class III shares	$152,780,537
Class M shares	$30,031,659
Shares outstanding:
Class III	18,033,368
Class M	3,594,067
Net asset value per share:
Class III	$8.47
Class M	$8.36

See accompanying notes to the financial statements.

20

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $330,093)	$2,800,119
Interest	51,888
Total investment income	2,852,007
Expenses:
Management fee (Note 3)	503,212
Shareholder service fee – Class III (Note 3)	96,341
12b-1 fee – Class M (Note 3)	32,967
Administration fee – Class M (Note 3)	26,379
Custodian and fund accounting agent fees	465,584
Audit and tax fees	41,860
Transfer agent fees	26,680
Registration fees	13,064
Legal fees	3,956
Trustees fees and related expenses (Note 3)	1,535
Miscellaneous	2,115
Total expenses	1,213,693
Fees and expenses reimbursed by Manager (Note 3)	(276,503)
Expense reductions (Note 2)	(5)
Net expenses	937,185
Net investment income (loss)	1,914,822
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $13,330) (Note 2)	(10,799,225)
Foreign currency, forward contracts and foreign currency related transactions	13,160
Net realized gain (loss)	(10,786,065)
Change in net unrealized appreciation (depreciation) on:
Investments	81,822,078
Foreign currency, forward contracts and foreign currency related transactions	43,546
Net unrealized gain (loss)	81,865,624
Net realized and unrealized gain (loss)	71,079,559
Net increase (decrease) in net assets resulting from operations	$72,994,381

See accompanying notes to the financial statements.

21

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,914,822	$5,729,375
Net realized gain (loss)	(10,786,065)	(79,155,727)
Change in net unrealized appreciation (depreciation)	81,865,624	(130,209,210)
Net increase (decrease) in net assets from operations	72,994,381	(203,635,562)
Distributions to shareholders from:
Net investment income
Class III	(50,056)	(3,618,944)
Class M	(2,891)	(355,007)
Total distributions from net investment income	(52,947)	(3,973,951)
Net realized gains
Class III	(400,445)	(45,733,749)
Class M	(80,952)	(3,890,739)
Total distributions from net realized gains	(481,397)	(49,624,488)
	(534,344)	(53,598,439)
Net share transactions (Note 7):
Class III	2,933,948	(62,229,331)
Class M	(3,431,971)	27,387,567
Increase (decrease) in net assets resulting from net share transactions	(498,023)	(34,841,764)
Total increase (decrease) in net assets	71,962,014	(292,075,765)
Net assets:
Beginning of period	110,850,182	402,925,947
End of period (including accumulated undistributed net investment income of $1,812,369 and distributions in excess of net investment income of $49,506, respectively)	$182,812,196	$110,850,182

See accompanying notes to the financial statements.

22

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006		2005
Net asset value, beginning of period	$5.06		$15.26		$16.04		$19.20	$15.99		$14.99
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.24		0.23		0.32	0.28		0.30
Net realized and unrealized gain (loss)	3.34		(8.10)		4.87		2.50	5.09		3.43
Total from investment operations	3.43		(7.86)		5.10		2.82	5.37		3.73
Less distributions to shareholders:
From net investment income	(0.00	)(a)	(0.22)		(0.30)		(0.36)	(0.35)		(0.31)
From net realized gains	(0.02)		(2.12)		(5.58)		(5.62)	(1.81)		(2.42)
Total distributions	(0.02)		(2.34)		(5.88)		(5.98)	(2.16)		(2.73)
Net asset value, end of period	$8.47		$5.06		$15.26		$16.04	$19.20		$15.99
Total Return	67.97	%(b)**	(58.58	)%(b)	30.68	%(b)	16.20%	36.38	%(b)	28.76	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$152,781		$89,902		$371,540		$339,268	$346,018		$249,005
Net expenses to average daily net assets	1.16	%(c)*	1.16	%(d)	1.11	%(d)	1.06%	1.10%		1.10%
Net investment income to average daily net assets	2.52	%*	2.25%		1.31%		1.74%	1.68%		2.12%
Portfolio turnover rate	74	%**	128%		72%		58%	35%		53%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.36	%*	0.14%		0.03%		—	0.01%		0.05%

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006		2005
Net asset value, beginning of period	$5.00		$15.07		$15.90		$19.05	$15.87		$14.91
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.16		0.18		0.30	0.27		0.26
Net realized and unrealized gain (loss)	3.30		(7.92)		4.82		2.44	5.00		3.39
Total from investment operations	3.38		(7.76)		5.00		2.74	5.27		3.65
Less distributions to shareholders:
From net investment income	(0.00	)(a)	(0.19)		(0.25)		(0.27)	(0.28)		(0.27)
From net realized gains	(0.02)		(2.12)		(5.58)		(5.62)	(1.81)		(2.42)
Total distributions	(0.02)		(2.31)		(5.83)		(5.89)	(2.09)		(2.69)
Net asset value, end of period	$8.36		$5.00		$15.07		$15.90	$19.05		$15.87
Total Return	67.74	%(b)**	(58.67	)%(b)	30.29	%(b)	15.89%	35.99	%(b)	28.30	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$30,032		$20,948		$31,386		$29,423	$57,136		$69,109
Net expenses to average daily net assets	1.46	%(c)*	1.48	%(d)	1.41	%(d)	1.36%	1.39%		1.40%
Net investment income to average daily net assets	2.23	%*	1.68%		0.99%		1.63%	1.65%		1.82%
Portfolio turnover rate	74	%**	128%		72%		58%	35%		53%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.36	%*	0.23%		0.03%		—	0.01%		0.05%

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries ("emerging countries"). Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to emerging countries. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, and swap contracts) and may invest in exchange-traded funds ("ETFs"). The Fund has entered into an agreement with ETFs that allows the Fund to invest in an ETF beyond 1940 Act statutory limitations, provided that the Fund complies with the terms and conditions of the relevant ETF's exemptive order. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees they bear.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

25

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 66.57% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund's securities in Thailand were valued at the local price and subject to a premium adjustment upon exceeding foreign ownership limitations.

26

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$194,286	$—	$—	$194,286
Brazil	8,745,018	—	—	8,745,018
Chile	505,464	—	—	505,464
China	1,696,608	14,899,138	—	16,595,746
Czech Republic	—	721,742	—	721,742
Egypt	2,205,479	—	—	2,205,479
Hungary	—	400,699	—	400,699
India	1,267,032	8,604,871	—	9,871,903
Indonesia	—	3,898,414	—	3,898,414
Israel	610,275	785,910	—	1,396,185
Malaysia	—	2,808,661	—	2,808,661
Mexico	1,327,679	—	—	1,327,679
Morocco	—	324,323	—	324,323
Peru	33,423	—	—	33,423
Philippines	51,929	851,811	—	903,740
Poland	—	5,416,795	—	5,416,795
Russia	2,759,253	17,239,758	—	19,999,011
South Africa	108,099	3,365,570	—	3,473,669
South Korea	1,207,363	28,953,586	—	30,160,949
Taiwan	72,866	16,310,989	—	16,383,855
Thailand	—	—	8,712,823	8,712,823
Turkey	—	15,553,678	—	15,553,678
TOTAL COMMON STOCKS	20,784,774	120,135,945	8,712,823	149,633,542
Preferred Stocks
Brazil	10,558,279	—	—	10,558,279
Russia	—	572,217	—	572,217
South Korea	—	996,223	—	996,223
TOTAL PREFERRED STOCKS	10,558,279	1,568,440	—	12,126,719
Investment Funds
United States	15,399,256	—	—	15,399,256
TOTAL INVESTMENT FUNDS	15,399,256	—	—	15,399,256
Short-Term Investments	3,241,411	—	—	3,241,411
Total	$49,983,720	$121,704,385	$8,712,823	$180,400,928

27

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was 4.77% of total net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchase/ Sales	Accrued Discounts/ Premiums	Total Realized Gain/Loss	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Common Stock
Thailand	$5,352,748	$1,400,038	$—	$(1,432,837)	$3,392,874	$—	$8,712,823
Total	$5,352,748	$1,400,038	$—	$(1,432,837)	$3,392,874	$—	$8,712,823

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

28

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying

29

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations.

30

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to

31

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2009, the Fund incurred $13,330 in capital gains taxes, which is included in net realized gain (loss) in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to that tax.

32

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $72,060,837.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$166,899,296	$20,118,349	$(6,616,717)	$13,501,632

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted

33

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets (e.g. Brazil, India, Russia, South Korea, and Taiwan). Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

34

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. These risks are particularly pronounced for the Fund because it typically makes equity investments in companies in emerging countries and may make investments in companies with smaller market capitalizations. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Smaller Company Risk — The securities of companies with smaller market capitalizations typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

Other principal risks of an investment in the Fund include Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Focused Investment Risk (increased risk from the Fund's focus on investments in a limited number of countries and geographic regions), Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds (including ETFs) in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates,

35

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a

36

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

37

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	—	—	—	—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	—	—	—	—	$—
Liabilities:
Written options outstanding	$—	—	—	—	—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	—	—	—	—	$—

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

38

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	—	—	—	—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	22,966	—	—	—	22,966
Total	$—	22,966	—	—	—	$22,966
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	—	—	18,679	—	$18,679
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	(32,067)	—	—	—	(32,067)
Total	$—	(32,067)	—	18,679	—	$(13,388)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Rights/Warrants
Average notional amount outstanding	$369,268	$9,216
Highest notional amount outstanding	1,662,284	30,932
Lowest notional amount outstanding	—	—

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan

39

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 1.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, administration fees, distribution (12b-1) fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 1.00% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 1.00% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $1,167 and $644, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $109,752,730 and $111,793,594, respectively.

40

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 64.97% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.12% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 2.62% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,818,660	$13,104,024	8,395,532	$66,791,311
Shares issued to shareholders in reinvestment of distributions	57,294	419,962	4,479,699	46,605,889
Shares repurchased	(1,599,303)	(10,590,038)	(19,463,147)	(175,626,531)
Net increase (decrease)	276,651	$2,933,948	(6,587,916)	$(62,229,331)

41

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class M:	Shares	Amount	Shares	Amount
Shares sold	243,074	$1,718,718	6,833,888	$59,787,842
Shares issued to shareholders in reinvestment of distributions	11,596	83,843	433,569	4,245,746
Shares repurchased	(850,364)	(5,234,532)	(5,160,510)	(36,646,021)
Net increase (decrease)	(595,694)	$(3,431,971)	2,106,947	$27,387,567

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

42

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

43

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds in which it invests. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

44

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

45

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.16%	$1,000.00	$1,679.70	$7.84
2) Hypothetical	1.16%	$1,000.00	$1,019.36	$5.90
Class M
1) Actual	1.46%	$1,000.00	$1,677.40	$9.85
2) Hypothetical	1.46%	$1,000.00	$1,017.85	$7.43

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on Trust's website at www.gmo.com and on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 of each year.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Treasury Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	0.0
100.0%

1

GMO U.S. Treasury Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.0%
	Money Market Funds — 0.0%
16,655	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	16,655
	Other Short-Term Investments — 100.0%
47,675,000	U.S. Treasury Bill, 0.17%, due 10/15/09 (a)	47,665,074
97,850,000	U.S. Treasury Bill, 0.17%-0.43% due 10/22/09 (a)	97,797,846
12,600,000	U.S. Treasury Bill, 0.13%, due 11/19/09 (a)	12,596,346
16,050,000	U.S. Treasury Bill, 0.14%, due 11/27/09 (a)	16,044,687
25,000,000	U.S. Treasury Bill, 0.14%, due 12/03/09 (a)	24,990,950
35,600,000	U.S. Treasury Bill, 0.16%, due 12/17/09 (a)	35,583,375
	Total Other Short-Term Investments	234,678,278
	TOTAL SHORT-TERM INVESTMENTS (COST $234,665,278)	234,694,933
	TOTAL INVESTMENTS — 100.0% (Cost $234,665,278)	234,694,933
	Other Assets and Liabilities (net) — 0.00%	31,408
	TOTAL NET ASSETS — 100.0%	$234,726,341

Notes to Schedule of Investments:

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

2

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $234,665,278) (Note 2)	$234,694,933
Receivable for investments sold	13,498,350
Receivable for Fund shares sold	1,750,000
Receivable for expenses reimbursed by Manager (Note 3)	24,296
Total assets	249,967,579
Liabilities:
Payable for Fund shares repurchased	15,200,000
Payable to affiliate for (Note 3):
Management fee	16,856
Trustees and Chief Compliance Officer of GMO Trust fees	861
Dividend payable	1,415
Accrued expenses	22,106
Total liabilities	15,241,238
Net assets	$234,726,341
Net assets consist of:
Paid-in capital	$234,588,981
Accumulated net realized gain	107,705
Net unrealized appreciation	29,655
$234,726,341
Net assets	$234,726,341
Shares outstanding:	9,384,067
Net asset value per share:	$25.01

See accompanying notes to the financial statements.

3

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Statement of Operations — Period from March 17, 2009 (commencement of operations)
through August 31, 2009 (Unaudited)

Investment Income:
Interest	$420,703
Dividends	81
Total investment income	420,784
Expenses:
Management fee (Note 3)	103,840
Audit and tax fees	28,824
Custodian, fund accounting agent and transfer agent fees	20,540
Legal fees	8,608
Trustees fees and related expenses (Note 3)	2,720
Registration fees	1,588
Miscellaneous	2,863
Total expenses	168,983
Fees and expenses reimbursed by Manager (Note 3)	(60,992)
Fees and expenses waived by Manager (Note 3)	(103,840)
Net expenses	4,151
Net investment income (loss)	416,633
Realized and unrealized gain (loss):
Investments	107,705
Change in net unrealized appreciation (depreciation) on investments	29,655
Net realized and unrealized gain (loss)	137,360
Net increase (decrease) in net assets resulting from operations	$553,993

See accompanying notes to the financial statements.

4

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from March 17, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$416,633
Net realized gain (loss)	107,705
Change in net unrealized appreciation (depreciation)	29,655
Net increase (decrease) in net assets from operations	553,993
Distributions to shareholders from:
Net investment income	(416,633)
(416,633)
Net share transactions (Note 7):	234,588,981
Total increase (decrease) in net assets	234,726,341
Net assets:
Beginning of period	—
End of period	$234,726,341

See accompanying notes to the financial statements.

5

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout the period)

	Period from March 17, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.04
Net realized and unrealized gain (loss)	0.01
Total from investment operations	0.05
Less distributions to shareholders:
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$25.01
Total Return(a)	0.19	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$234,726
Net expenses to average daily net assets	0.00	%(b)*
Net investment income to average daily net assets	0.32	%*
Portfolio turnover rate	0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.13	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(b)  Total net expenses were less than 0.01% to average daily net assets.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Treasury Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks liquidity and safety of principal with current income as a secondary objective. The Fund seeks to achieve its investment objective by investing primarily in U.S. Treasury securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing. As a principal investment strategy the Fund may enter into repurchase agreements. In addition to Direct U.S. Treasury Obligations, the Fund may also invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). The Fund may also invest in unaffiliated money market funds. The Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may own a security with a stated or remaining maturity of greater than one year. Although the Fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. Other series of the Trust may invest in the Fund to achieve exposure to U.S. Treasury securities, to invest cash and/or to seek to generate a return similar to yields on U.S. Treasury securities. The Fund's benchmark is the Citigroup 3 Month Treasury Bill Index.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP

7

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant.

8

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$—	$16,655	$—	$16,655
Short-Term Investments	89,215,358	145,462,920	—	234,678,278
Total Investments	$89,215,358	$145,479,575	$—	$234,694,933

The Fund held no investments or other financial instruments at August 31, 2009, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare distributions from net investment income daily, and will pay distributions on the first business day following the end of each month in which distributions were declared. The Fund's policy is to declare and pay distributions from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

9

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$234,665,278	$29,655	$—	$29,655

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds.

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the

10

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's U.S. Treasury and other fixed income securities will decline during periods of rising interest rates, and yields on the Fund's securities may equal or approach zero during some market conditions.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to a repurchase agreement, or a borrower of the Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

• Focused Investment Risk — Focusing investments in countries, regions, or sectors with high positive correlations to one another creates additional risk.

Other principal risks of an investment in the Fund include Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

Disclosures about Derivative Instruments and Hedging Activities — The Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

11

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.08% of average daily net assets. The Manager has voluntarily agreed to waive the Fund's management fee. The Manager may change or terminate this waiver at any time. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 (see paragraph below). During any period for which the voluntary management fee waiver is in effect, the Fund will incur management fees at an annual rate lower than 0.08% of the Fund's average daily net assets.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total operating expenses (without giving effect to any voluntary management fee waiver) (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.08% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3 (c)(7) of the 1940 Act), hedging transactions fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $2,004 and $1,432, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2009.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

12

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 57.87% of the shares outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust.

As of August 31, 2009, 0.30% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 99.65% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from March 17, 2009 (commencement of operations) August 31, 2009 (Unaudited)
	Shares	Amount
Shares sold	41,921,156	$1,048,224,218
Shares issued to shareholders in reinvestment of distributions	16,259	406,708
Shares repurchased	(32,553,348)	(814,041,945)
Net increase (decrease)	9,384,067	$234,588,981

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

13

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the initial investment management agreement of the Fund, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At a meeting on December 4, 2008, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the Manager's proposal to establish the Fund as a new series of the Trust and the proposed new investment management agreement between the Trust, on behalf of the Fund, and the Manager. During the meeting, the Trustees met with members of the Manager's Fixed Income Division, the investment division that would be responsible for overall investment management of the Fund. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to approval of the Fund's investment management agreement.

The Trustees considered that they had met with the Manager's investment advisory personnel over the course of the year with respect to other funds of the Trust. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who would be providing services under the Fund's investment management agreement. In addition, the Trustees considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered that the Fund's purpose is to serve as an investment vehicle for the Trust's other funds and GMO separate account clients rather than as a stand-alone fund, the qualifications and experience of the personnel responsible for managing those funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees to be paid under the Fund's investment management agreement. In evaluating those fees, the Trustees took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other funds of GMO Trust and so-called "fallout benefits" to the Manager, such as the possible reputational value to be derived from serving as investment manager to the Fund. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

14

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also considered other information regarding the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also considered the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also took into account information concerning the Manager's practices and results with respect to the execution of portfolio transactions that they received over the course of the year. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses, the Manager's proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund's investment management agreement.

Following their review, on December 4, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

15

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio*	Beginning Account Value	Ending Account Value	Net Expense Incurred
1) Actual	0.00%	$1,000.00	$1,001.90	$0.00	(a)
2) Hypothetical	0.00%	$1,000.00	$1,025.21	$0.00	(b)

(a)  For the period March 17, 2009 (commencement of operations) through August 31, 2009. Expense is calculated using the Fund's annualized net expense ratio for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 168 days in the period, divided by 365 days in the year.

(b)  For the period March 1, 2009 through August 31, 2009. Expense is calculated using the Fund's annualized net expense ratio for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

*  Annualized net expense ratios are less than 0.01%.

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	3.9
Futures	0.3
Preferred Stocks	0.0
Rights and Warrants	0.0
Forward Currency Contracts	(1.1)
Other	0.5
100.0%
Country / Region Summary**	% of Investments
Euro Region***	27.9%
Japan	24.9
United Kingdom	23.3
Switzerland	9.1
Sweden	4.6
Australia	4.4
Canada	1.9
Singapore	1.4
Denmark	1.1
Hong Kong	0.9
Norway	0.3
New Zealand	0.2
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The Fund attempts to hedge at least 70% of the foreign currency exposure in the underlying fund's investments relative to the U.S. Dollar. Therefore, the Fund's currency exposures will be different than the country exposures noted above.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.5%
	United States — 99.5%
	Affiliated Issuers
838,301	GMO International Growth Equity Fund, Class IV	16,053,470
786,780	GMO International Intrinsic Value Fund, Class IV	16,184,061
	Total United States	32,237,531
	TOTAL MUTUAL FUNDS (COST $38,440,562)	32,237,531
	SHORT-TERM INVESTMENTS — 1.9%
30,320	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	30,320
14	Brown Brothers Harriman Time Deposit, 0.02%, due 09/01/09	14
600,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	600,000
	TOTAL SHORT-TERM INVESTMENTS (COST $630,334)	630,334
	TOTAL INVESTMENTS — 101.4% (Cost $39,070,896)	32,867,865
	Other Assets and Liabilities (net) — (1.4%)	(460,583)
	TOTAL NET ASSETS — 100.0%	$32,407,282

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	CAD	342,000	$312,427	$3,462
10/23/09	CHF	148,000	139,833	2,819
10/23/09	JPY	13,368,000	143,716	1,621
10/23/09	NZD	65,000	44,461	1,001
			$640,437	$8,903
Sales #
10/23/09	AUD	1,439,072	$1,211,333	$(31,380)
10/23/09	AUD	1,439,072	1,211,333	(32,733)
10/23/09	AUD	154,000	129,629	(4,216)
10/23/09	CHF	803,409	759,076	(14,561)
10/23/09	CHF	779,779	736,750	(11,185)
10/23/09	CHF	779,779	736,750	(10,980)
10/23/09	DKK	5,020,078	965,861	(16,316)
10/23/09	DKK	4,385,078	843,688	(13,291)
10/23/09	EUR	1,616,444	2,317,386	(42,026)
10/23/09	EUR	870,444	1,247,897	(18,462)
10/23/09	EUR	870,444	1,247,897	(22,276)
10/23/09	EUR	870,444	1,247,897	(19,824)
10/23/09	EUR	870,444	1,247,897	(20,683)
10/23/09	EUR	870,444	1,247,897	(20,736)
10/23/09	EUR	870,444	1,247,897	(18,020)
10/23/09	GBP	384,951	626,631	5,961
10/23/09	GBP	384,951	626,631	10,771
10/23/09	GBP	384,951	626,630	6,537
10/23/09	GBP	384,951	626,630	9,519
10/23/09	GBP	384,951	626,630	9,307
10/23/09	GBP	857,951	1,396,589	6,549
10/23/09	GBP	384,951	626,630	9,986
10/23/09	HKD	4,739,380	611,747	(15)
10/23/09	JPY	85,349,849	917,575	(15,921)

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/23/09	JPY	85,349,849	$917,575	$(16,167)
10/23/09	JPY	85,349,849	917,575	(15,448)
10/23/09	JPY	85,349,849	917,575	(16,643)
10/23/09	JPY	159,783,849	1,717,797	(29,144)
10/23/09	JPY	85,349,849	917,575	(15,986)
10/23/09	JPY	85,349,849	917,575	(16,453)
10/23/09	NOK	4,075,524	676,251	(16,023)
10/23/09	NZD	207,000	141,590	(4,463)
10/23/09	SEK	3,038,998	427,010	(8,822)
10/23/09	SEK	3,038,998	427,010	(7,624)
10/23/09	SGD	505,286	350,491	(1,994)
10/23/09	SGD	505,286	350,491	(2,210)
			$31,763,396	$(404,972)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $630,334) (Note 2)	$630,334
Investments in affiliated issuers, at value (cost $38,440,562) (Notes 2 and 8)	32,237,531
Unrealized appreciation on open forward currency contracts (Note 2)	67,533
Receivable for expenses reimbursed by Manager (Note 3)	29,209
Total assets	32,964,607
Liabilities:
Payable to affiliate for (Note 3):
Management fee	14,649
Shareholder service fee	4,072
Trustees and Chief Compliance Officer of GMO Trust fees	68
Unrealized depreciation on open forward currency contracts (Note 2)	463,602
Accrued expenses	74,934
Total liabilities	557,325
Net assets	$32,407,282
Net assets consist of:
Paid-in capital	$46,342,798
Accumulated undistributed net investment income	327,245
Accumulated net realized loss	(7,663,661)
Net unrealized depreciation	(6,599,100)
$32,407,282
Net assets attributable to:
Class III shares	$32,407,282
Shares outstanding:
Class III	12,438,236
Net asset value per share:
Class III	$2.61

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$564,762
Interest	1,036
Total investment income	565,798
Expenses:
Management fee (Note 3)	78,333
Shareholder service fee – Class III (Note 3)	21,762
Custodian and fund accounting agent fees	33,236
Audit and tax fees	30,912
Transfer agent fees	13,524
Registration fees	2,116
Legal fees	460
Trustees fees and related expenses (Note 3)	233
Miscellaneous	273
Total expenses	180,849
Fees and expenses reimbursed by Manager (Note 3)	(80,340)
Indirectly incurred fees waived or borne by Manager (Note 3)	(71,353)
Shareholder service fee waived (Note 3)	(12,844)
Net expenses	16,312
Net investment income (loss)	549,486
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(3,747,168)
Foreign currency, forward contracts and foreign currency related transactions	(2,395,451)
Net realized gain (loss)	(6,142,619)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	13,189,551
Foreign currency, forward contracts and foreign currency related transactions	(604,252)
Net unrealized gain (loss)	12,585,299
Net realized and unrealized gain (loss)	6,442,680
Net increase (decrease) in net assets resulting from operations	$6,992,166

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$549,486	$1,003,127
Net realized gain (loss)	(6,142,619)	1,816,102
Change in net unrealized appreciation (depreciation)	12,585,299	(13,166,709)
Net increase (decrease) in net assets from operations	6,992,166	(10,347,480)
Distributions to shareholders from:
Net investment income
Class III	(2,756,296)	(1,457,990)
Net realized gains
Class III	—	(8,027,267)
	(2,756,296)	(9,485,257)
Net share transactions (Note 7):
Class III	2,754,271	14,976,832
Total increase (decrease) in net assets	6,990,141	(4,855,905)
Net assets:
Beginning of period	25,417,141	30,273,046
End of period (including accumulated undistributed net investment income of $327,245 and $2,534,055, respectively)	$32,407,282	$25,417,141

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006		2005
Net asset value, beginning of period	$2.26		$5.32		$7.45		$9.07	$8.38		$7.33
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.15		0.03		0.10	0.07		0.21
Net realized and unrealized gain (loss)	0.55		(1.60)		(0.29)		1.17	2.17		0.84
Total from investment operations	0.60		(1.45)		(0.26)		1.27	2.24		1.05
Less distributions to shareholders:
From net investment income	(0.25)		(0.20)		—		(0.12)	(0.71	)(b)	—
From net realized gains	—		(1.41)		(1.87)		(2.77)	(0.84)		—
Total distributions	(0.25)		(1.61)		(1.87)		(2.89)	(1.55)		—
Net asset value, end of period	$2.61		$2.26		$5.32		$7.45	$9.07		$8.38
Total Return(c)	27.68	%**	(35.57)%		(6.75)%		15.60%	28.42%		14.32%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$32,407		$25,417		$30,273		$227,096	$728,814		$580,905
Net expenses to average daily net assets(d)	0.11	%*	0.11	%(e)	0.08	%(e)	0.07%	0.05%		0.04%
Net investment income to average daily net assets(a)	3.79	%*	3.96%		0.42%		1.23%	0.82%		2.64%
Portfolio turnover rate	6	%**	17%		11%		18%	36%		3%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	1.13	%*	1.24%		0.71%		0.68%	0.67%		0.71%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.07 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged). The Fund is a fund of funds and invests primarily in other series of the Trust. The Fund may invest to varying extents in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund, and GMO Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). GMO attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar through the use of currency forwards and other derivatives. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 92.48% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

10

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds
United States	$32,237,531	$—	$—	$32,237,531
Short-Term Investments	630,334	—	—	630,334
Total Investments	32,867,865	—	—	32,867,865
Derivatives
Forward Currency Contracts	—	67,533	—	67,533
Total	$32,867,865	$67,533	$—	$32,935,398

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(463,602)	$—	$(463,602)
Total	$—	$(463,602)	$—	$(463,602)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financials statements.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

11

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the

12

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the-counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

13

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying

14

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after

15

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$42,618,940	$—	$(9,751,075)	$(9,751,075)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and its underlying funds generally seek to be fully invested and normally do not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's and the underlying funds' investments.

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Derivatives Risk — The use of derivatives by the Fund or underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset. The risk to the Fund of using derivatives is particularly pronounced because the Fund typically makes frequent use of currency forwards and other derivatives for hedging purposes.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund or an underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of an underlying fund's investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty of the Fund or an underlying fund or a borrower of an underlying fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by an underlying fund may affect the Fund's performance more than if the Fund were diversified.

18

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The Manager looks at the holdings of the GMO Trust Funds in which the Fund invests (the "underlying Funds") to measure base currency exposure and then attempts to hedge at least 70% of the foreign currency exposure in the underlying Funds' investments relative to the U.S. dollar through the use of currency forwards and other derivatives.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with

19

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

20

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	67,533	—	—	—	67,533
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$67,533	$—	$—	$—	$67,533
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	(463,602)	—	—	—	(463,602)
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$(463,602)	$—	$—	$—	$(463,602)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

21

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	(2,460,995)	—	—	—	(2,460,995)
Total	$—	$(2,460,995)	$—	$—	$—	$(2,460,995)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	(604,252)	—	—	—	(604,252)
Total	$—	$(604,252)	$—	$—	$—	$(604,252)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

Forwards
Average notional amount outstanding	$30,036,162
Highest notional amount outstanding	32,590,924
Lowest notional amount outstanding	27,103,029

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

22

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.54% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses incurred indirectly by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses"). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in underlying funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.497%	0.089%	0.586%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $233 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

23

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $1,662,762 and $3,841,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 99.84% of the outstanding shares of the Fund were held by one shareholder.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.84% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,152,794	$7,126,233
Shares issued to shareholders in reinvestment of distributions	1,188,047	2,756,270	2,760,917	9,207,751
Shares repurchased	(897)	(1,999)	(353,573)	(1,357,152)
Net increase (decrease)	1,187,150	$2,754,271	5,560,138	$14,976,832

24

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$12,499,409	$1,163,645	$1,584,500	$373,645	$—	$16,053,470
GMO International Intrinsic Value Fund, Class IV	12,473,977	499,117	2,256,500	191,117	—	16,184,061
Totals	$24,973,386	$1,662,762	$3,841,000	$564,762	$—	$32,237,531

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

25

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

26

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal

27

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

28

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$1,276.80	$4.02
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.7%
Short-Term Investments	2.6
Cash and Cash Equivalents	1.2
Preferred Stocks	1.0
Debt Obligations	0.1
Private Equity Securities	0.0
Investment Funds	0.0
Forward Currency Contracts	0.0
Convertible Securities	0.0
Rights and Warrants	0.0
Reverse Repurchase Agreements	(0.0)
Swaps	(0.5)
Futures	(0.7)
Other	1.6
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Country Summary**	% of Investments
United States	39.6%
Euro Region***	13.8
Japan	13.6
United Kingdom	10.7
Switzerland	4.7
South Korea	2.4
Australia	1.7
Sweden	1.7
Russia	1.6
Brazil	1.5
China	1.3
Taiwan	1.3
Turkey	1.1
India	0.7
Singapore	0.7
Thailand	0.6
Canada	0.5
Hong Kong	0.5
Denmark	0.3
Indonesia	0.3
Poland	0.3
Egypt	0.2
Malaysia	0.2
South Africa	0.2
Israel	0.1
Mexico	0.1
New Zealand	0.1
Norway	0.1
Philippines	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO Global Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
1,974,391	GMO Alpha Only Fund, Class IV	9,832,467
6,603,954	GMO Emerging Markets Fund, Class VI	70,332,106
687,336	GMO Flexible Equities Fund, Class VI	14,042,272
4,140,036	GMO International Core Equity Fund, Class VI	110,290,556
3,172,397	GMO International Growth Equity Fund, Class IV	60,751,412
3,069,359	GMO International Intrinsic Value Fund, Class IV	63,136,705
1,609,023	GMO International Small Companies Fund, Class III	11,070,081
12,465,724	GMO Quality Fund, Class VI	219,272,076
16,896	GMO Short-Duration Investment Fund, Class III	131,281
3,353,566	GMO U.S. Core Equity Fund, Class VI	32,797,879
1,039	GMO U.S. Growth Fund, Class III	13,819
		591,670,654
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a)	39
	TOTAL AFFILIATED ISSUERS (COST $533,990,273)	591,670,693
	SHORT-TERM INVESTMENTS — 0.0%
29,068	State Street Eurodollar Time Deposit , 0.01%, due 09/01/09	29,068
	TOTAL SHORT-TERM INVESTMENTS (COST $29,068)	29,068
	TOTAL INVESTMENTS — 100.0% (Cost $534,019,341)	591,699,761
	Other Assets and Liabilities (net) — (0.0%)	(31,440)
	TOTAL NET ASSETS — 100.0%	$591,668,321

See accompanying notes to the financial statements.

3

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

(a)  Underlying investment represents interests in defaulted securities.

See accompanying notes to the financial statements.

4

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $29,068) (Note 2)	$29,068
Investments in affiliated issuers, at value (cost $533,990,273) (Notes 2 and 8)	591,670,693
Receivable for expenses reimbursed by Manager (Note 3)	8,866
Total assets	591,708,627
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	923
Accrued expenses	39,383
Total liabilities	40,306
Net assets	$591,668,321
Net assets consist of:
Paid-in capital	$680,842,115
Accumulated undistributed net investment income	5,958,842
Accumulated net realized loss	(152,813,056)
Net unrealized appreciation	57,680,420
$591,668,321
Net assets attributable to:
Class III shares	$591,668,321
Shares outstanding:
Class III	82,133,888
Net asset value per share:
Class III	$7.20

See accompanying notes to the financial statements.

5

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$5,964,171
Total investment income	5,964,171
Expenses:
Custodian, fund accounting agent and transfer agent fees	19,688
Audit and tax fees	16,376
Legal fees	8,740
Trustees fees and related expenses (Note 3)	4,532
Registration fees	4,140
Miscellaneous	4,136
Total expenses	57,612
Fees and expenses reimbursed by Manager (Note 3)	(50,968)
Expense reductions (Note 2)	(1,315)
Net expenses	5,329
Net investment income (loss)	5,958,842
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(132,541,185)
Net realized gain (loss)	(132,541,185)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	257,691,916
Net realized and unrealized gain (loss)	125,150,731
Net increase (decrease) in net assets resulting from operations	$131,109,573

See accompanying notes to the financial statements.

6

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,958,842	$14,470,249
Net realized gain (loss)	(132,541,185)	(7,893,357)
Change in net unrealized appreciation (depreciation)	257,691,916	(182,023,986)
Net increase (decrease) in net assets from operations	131,109,573	(175,447,094)
Distributions to shareholders from:
Net investment income
Class III	—	(15,018,150)
Net realized gains
Class III	(3,648,757)	(35,633,100)
	(3,648,757)	(50,651,250)
Net share transactions (Note 7):
Class III	32,543,726	300,532,912
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	385,592	319,677
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	32,929,318	300,852,589
Total increase (decrease) in net assets	160,390,134	74,754,245
Net assets:
Beginning of period	431,278,187	356,523,942
End of period (including accumulated undistributed net investment income of $5,958,842 and $0, respectively)	$591,668,321	$431,278,187

See accompanying notes to the financial statements.

7

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$5.29		$10.25		$11.96		$11.89	$11.63	$10.86
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.34		0.20		0.23	0.23	0.23
Net realized and unrealized gain (loss)	1.88		(4.01)		0.09	(b)	1.08	1.32	1.23
Total from investment operations	1.96		(3.67)		0.29		1.31	1.55	1.46
Less distributions to shareholders:
From net investment income	—		(0.31)		(0.49)		(0.38)	(0.34)	(0.27)
From net realized gains	(0.05)		(0.98)		(1.51)		(0.86)	(0.95)	(0.42)
Total distributions	(0.05)		(1.29)		(2.00)		(1.24)	(1.29)	(0.69)
Net asset value, end of period	$7.20		$5.29		$10.25		$11.96	$11.89	$11.63
Total Return(c)	37.17	%**	(39.44)%		1.01%		11.56%	13.91%	13.70%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$591,668		$431,278		$356,524		$354,236	$326,032	$335,819
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	2.59	%*	4.27%		1.63%		1.90%	1.99%	2.11%
Portfolio turnover rate	34	%**	52%		30%		15%	20%	17%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.02%		0.02%	0.02%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01		$0.00	(g)	$0.00 (g)	$0.00 (g)	$0.00 (g)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Global Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI ACWI (All Country World Index) Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund may also invest in shares of other series of the Trust, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). Although the Fund's primary exposure is to foreign and U.S. equity securities (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of GMO Flexible Equities Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures

9

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 54.10% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

10

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$577,628,382	$14,042,272	$—	$591,670,654
Private Investment Fund	—	39	—	39
Short-Term Investments	29,068	—	—	29,068
Total	$577,657,450	$14,042,311	$—	$591,699,761

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net value of the Fund's indirect investments in securities using Level 3 inputs was 0.76% of total net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Private Investment Fund	$49	$—	$—	$—	$(10)	$(39)	$—
Total	$49	$—	$—	$—	$(10)	$(39)	$—

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

11

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$674,422,745	$—	$(82,722,984)	$(82,722,984)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the

12

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases and the fee on cash redemptions were each 0.12% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and /or redemption fees may be waived at the Manager's discretion when they are de minimis and /or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and /or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and /or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer

13

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and its underlying funds generally seek to be fully invested and normally do not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's and the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as

14

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Market Risk — Fixed Income Securities — Typically, the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater market risk and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of an underlying fund's investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged by an underlying fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending by an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries), Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

15

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent that the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.451%	0.063%	0.000%	0.514%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $3,612 and $2,116, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

16

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $192,689,874 and $157,459,039, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 24.76% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	30,132,857	$189,788,668	43,957,397	$281,047,058
Shares issued to shareholders in reinvestment of distributions	445,443	2,841,923	5,687,137	43,314,729
Shares repurchased	(29,896,614)	(160,086,865)	(2,975,721)	(23,828,875)
Purchase premiums	—	211,030	—	310,403
Redemption fees	—	174,562	—	9,274
Net increase (decrease)	681,686	$32,929,318	46,668,813	$300,852,589

17

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$15,228,232	$3,375,887	$7,555,616	$436,505	$—	$9,832,467
GMO Emerging Markets Fund, Class VI	39,020,469	23,144,209	15,555,697	161,497	—	70,332,106
GMO Flexible Equities Fund, Class VI	8,309,024	5,285,269	2,309,812	—	—	14,042,272
GMO International Core Equity Fund, Class VI	90,834,974	20,589,850	32,402,478	824,816	—	110,290,556
GMO International Growth Equity Fund, Class IV	37,592,210	26,935,060	15,187,650	1,434,174	—	60,751,412
GMO International Intrinsic Value Fund, Class IV	32,338,156	27,955,374	13,190,227	743,063	—	63,136,705
GMO International Small Companies Fund, Class III	—	10,103,430	—	36,271	—	11,070,081
GMO Quality Fund, Class VI	178,925,759	68,386,890	62,147,035	2,020,247	—	219,272,076
GMO Short-Duration Investment Fund, Class III	119,922	916	—	916	—	131,281
GMO SPV I, LLC	49	—	—	—	—	39
GMO U.S. Core Equity Fund, Class VI	28,906,379	6,911,967	9,106,721	306,576	—	32,797,879
GMO U.S. Growth Fund, Class III	13,953	1,022	3,803	106	—	13,819
Totals	$431,289,127	$192,689,874	$157,459,039	$5,964,171	$—	$591,670,693

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the premium on cash purchases was 0.11% of the amount invested and the fee an cash redemptions was 0.11% of the amount redeemed.

18

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also

19

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

20

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

21

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.52%	$1,000.00	$1,371.70	$3.11
2) Hypothetical	0.52%	$1,000.00	$1,022.58	$2.65

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	77.9%
Debt Obligations	16.9
Short-Term Investments	4.4
Cash and Cash Equivalents	3.3
Options Purchased	0.3
Loan Participations	0.0
Forward Currency Contracts	0.0
Preferred Stocks	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(1.2)
Swaps	(1.2)
Futures	(2.3)
Other	2.0
100.0%
Country / Region Summary**	% of Investments
United States	54.4%
Japan	12.9
Euro Region***	11.7
United Kingdom	10.2
Switzerland	4.7
Sweden	1.9
Australia	1.6
Canada	0.8
Singapore	0.6
Denmark	0.4
Hong Kong	0.3
Emerging	0.2
New Zealand	0.1
Norway	0.1
Russia	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 2.5%
	Asset-Backed Securities — 2.5%
	Auto Financing — 0.3%
234,076	BMW Vehicle Lease Trust, Series 07-1, Class A3B, 1 mo. LIBOR + .24%, 0.51%, due 08/15/13	233,945
600,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.62%, due 07/15/14	572,628
500,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.13%, due 11/10/14	481,250
40,241	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, 1 mo. LIBOR + .03%, 0.30%, due 11/15/11	40,052
800,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.65%, due 07/15/12	790,000
700,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.52%, due 06/15/13	651,000
300,000	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.47%, due 07/15/11	298,320
300,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 06/17/13	298,409
200,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, 1 mo. LIBOR, 0.27%, due 05/15/12	191,000
500,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, 1 mo. LIBOR + .10%, 0.37%, due 06/15/12	465,000
800,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, 1 mo. LIBOR + .27%, 0.54%, due 12/15/16	690,081
	Total Auto Financing	4,711,685
	Bank Loan Collateralized Debt Obligations — 0.1%
776,361	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.78%, due 06/20/25	722,744
1,120,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, 3 mo. LIBOR + .25%, 0.83%, due 07/05/11	996,800
	Total Bank Loan Collateralized Debt Obligations	1,719,544

See accompanying notes to the financial statements.

2

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — 0.2%
1,068,467	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.66%, due 01/25/36	694,503
387,927	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.56%, due 05/15/32	267,670
700,000	GE Dealer Floorplan Master Trust, Series 06-4, Class A, 1 mo. LIBOR + .01%, 0.28%, due 10/20/11	697,956
774,186	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 09/25/30	464,512
400,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, 1 mo. LIBOR + .11%, 0.39%, due 02/25/13	388,000
	Total Business Loans	2,512,641
	CMBS — 0.2%
600,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.40%, due 12/15/20	330,000
500,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	501,700
600,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.41%, due 03/06/20	504,000
600,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	604,862
400,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	402,520
398,434	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	286,873
	Total CMBS	2,629,955
	Credit Cards — 0.5%
800,000	American Express Credit Account Master Trust, Series 05-5, Class A, 1 mo. LIBOR + .04%, 0.31%, due 02/15/13	796,096
800,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.27%, due 09/15/14	821,048
1,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.59%, due 06/16/14	980,310
300,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, 1 mo. LIBOR + .07%, 0.34%, due 05/15/13	298,068

See accompanying notes to the financial statements.

3

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
	700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.52%, due 09/15/17	646,723
EUR	600,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, 3 mo. EUR LIBOR + .10%, 0.95%, due 05/24/13	815,380
	300,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, 1 mo. LIBOR + 1.10%, 1.37%, due 12/23/13	298,800
	1,200,000	Discover Card Master Trust I, Series 06-2, Class A2, 1 mo. LIBOR + .03%, 0.30%, due 01/16/14	1,173,333
	600,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, 1 mo. LIBOR + .01%, 0.28%, due 06/15/13	592,800
	600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.82%, due 07/15/13	588,000
	100,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.42%, due 01/15/14	98,150
	500,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.07%, due 05/15/13	485,000
		Total Credit Cards	7,593,708
		Equipment Leases — 0.0%
	191,063	CNH Equipment Trust, Series 07-B, Class A3B, 1 mo. LIBOR + .60%, 0.87%, due 10/17/11	191,132
	328,508	GE Equipment Midticket LLC, Series 07-1, Class A3B, 1 mo. LIBOR + .25%, 0.52%, due 06/14/11	327,276
		Total Equipment Leases	518,408
		Insurance Premiums — 0.0%
	400,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .05%, 0.32%, due 12/15/11	384,240
		Insured Auto Financing — 0.2%
	1,000,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.08%, due 06/06/14	868,139
	660,870	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, 1 mo. LIBOR + .01%, 0.28%, due 12/15/12	637,145
	800,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.92%, due 10/15/14	744,560

See accompanying notes to the financial statements.

4

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
700,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.48%, due 07/14/14	637,000
	Total Insured Auto Financing	2,886,844
	Insured Other — 0.1%
1,100,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	1,016,731
900,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	722,552
	Total Insured Other	1,739,283
	Insured Residential Asset-Backed Securities (United States) — 0.0%
248,730	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.49%, due 11/25/35	111,929
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
694,155	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 06/15/37	138,414
	Insured Time Share — 0.0%
332,484	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	206,213
	Investment Grade Corporate Collateralized Debt Obligations — 0.2%
2,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 1.01%, due 12/20/10	1,683,000
1,100,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.90%, due 06/20/13	598,950
	Total Investment Grade Corporate Collateralized Debt Obligations	2,281,950
	Residential Asset-Backed Securities (United States) — 0.4%
483,007	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 06/25/36	15,698
594,477	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 11/25/36	282,377

See accompanying notes to the financial statements.

5

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
244,509	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.46%, due 03/25/36	151,595
231,284	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.38%, due 09/25/36	138,770
900,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.38%, due 10/25/36	840,240
280,271	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.49%, due 05/25/37	201,263
650,718	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	390,431
1,200,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.47%, due 02/25/37	735,377
30,560	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.81%, due 04/25/33	18,696
1,600,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.41%, due 02/25/37	873,760
1,100,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.39%, due 12/25/36	315,132
400,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.42%, due 03/25/36	141,684
703,435	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 04/25/37	549,383
616,188	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.52%, due 01/25/36	523,760
	Total Residential Asset-Backed Securities (United States)	5,178,166
	Residential Mortgage-Backed Securities (Australian) — 0.1%
211,575	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.75%, due 12/08/36	173,841
205,881	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.77%, due 03/09/36	194,423
563,912	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.47%, due 05/21/38	481,051
	Total Residential Mortgage-Backed Securities (Australian)	849,315

See accompanying notes to the financial statements.

6

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — 0.1%
300,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.70%, due 03/20/30	150,000
600,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.61%, due 01/13/39	526,688
496,950	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .21%, 0.65%, due 05/15/34	326,814
500,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, 3 mo. LIBOR + .10%, 0.56%, due 02/12/16	470,000
	Total Residential Mortgage-Backed Securities (European)	1,473,502
	Student Loans — 0.1%
500,000	College Loan Corp. Trust, Series 06-1, Class A2, 3 mo. LIBOR + .02%, 0.52%, due 04/25/22	498,125
104,245	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.41%, due 08/25/23	96,428
64,895	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 08/26/19	63,110
600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.69%, due 12/23/19	585,504
	Total Student Loans	1,243,167
	Total Asset-Backed Securities	36,178,964
	Corporate Debt — 0.0%
147,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	138,665
	U.S. Government Agency — 0.0%
275,000	Agency for International Development Floater (Support of Morocco), 6 mo. U.S. Treasury Bill + .45%, 0.76%, due 11/15/14 (a)	262,941
166,667	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.20%, due 01/01/12 (a)	161,819
	Total U.S. Government Agency	424,760
	TOTAL DEBT OBLIGATIONS (COST $34,960,860)	36,742,389

See accompanying notes to the financial statements.

7

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 97.5%
	Affiliated Issuers — 97.5%
13,746,187	GMO Alpha Only Fund, Class IV	68,456,011
1,583,403	GMO Asset Allocation Bond Fund, Class VI	40,645,965
6,340,885	GMO Domestic Bond Fund, Class VI	41,279,161
794,848	GMO Emerging Country Debt Fund, Class IV	6,120,331
2,316,271	GMO Flexible Equities Fund, Class VI	47,321,407
1,255,553	GMO Inflation Indexed Plus Bond Fund, Class VI	21,143,521
12,013,970	GMO International Growth Equity Fund, Class IV	230,067,534
11,601,423	GMO International Intrinsic Value Fund, Class IV	238,641,276
4,014,013	GMO International Small Companies Fund, Class III	27,616,407
29,866,881	GMO Quality Fund, Class VI	525,358,439
1,109,007	GMO Special Situations Fund, Class VI	29,921,007
5,263,196	GMO Strategic Fixed Income Fund, Class VI	84,579,555
6,644,954	GMO U.S. Core Equity Fund, Class VI	64,987,648
389,594	GMO World Opportunity Overlay Fund	7,542,545
	TOTAL MUTUAL FUNDS (COST $1,575,925,194)	1,433,680,807
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
33,483	State Street Institutional U.S. Government Money Market Fund-Institutional Class	33,483
	TOTAL SHORT-TERM INVESTMENTS (COST $33,483)	33,483
	TOTAL INVESTMENTS — 100.0% (Cost $1,610,919,537)	1,470,456,679
	Other Assets and Liabilities (net) — 0.00%	1,128
	TOTAL NET ASSETS — 100.0%	$1,470,457,807

See accompanying notes to the financial statements.

8

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CMBS - Commercial Mortgage Backed Security

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

EUR - Euro

See accompanying notes to the financial statements.

9

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $34,994,343) (Note 2)	$36,775,872
Investments in affiliated issuers, at value (cost $1,575,925,194) (Notes 2 and 8)	1,433,680,807
Receivable for investments sold	111,582
Interest receivable	35,298
Receivable for expenses reimbursed by Manager (Note 3)	12,214
Miscellaneous receivable	168
Total assets	1,470,615,941
Liabilities:
Payable for investments purchased	21
Payable for Fund shares repurchased	111,750
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	2,451
Accrued expenses	43,912
Total liabilities	158,134
Net assets	$1,470,457,807
Net assets consist of:
Paid-in capital	$1,671,044,743
Accumulated undistributed net investment income	14,064,037
Accumulated net realized loss	(74,188,115)
Net unrealized depreciation	(140,462,858)
$1,470,457,807
Net assets attributable to:
Class III shares	$1,470,457,807
Shares outstanding:
Class III	80,786,202
Net asset value per share:
Class III	$18.20

See accompanying notes to the financial statements.

10

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$23,455,759
Interest	1,445,744
Dividends	2,519
Total investment income	24,904,022
Expenses:
Legal fees	23,828
Custodian, fund accounting agent and transfer agent fees	23,552
Audit and tax fees	15,640
Trustees fees and related expenses (Note 3)	12,495
Chief Compliance Officer (Note 3)	5,796
Registration fees	2,944
Miscellaneous	4,047
Total expenses	88,302
Fees and expenses reimbursed by Manager (Note 3)	(70,012)
Expense reductions (Note 2)	(1,335)
Net expenses	16,955
Net investment income (loss)	24,887,067
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	72,441
Investments in affiliated issuers	(69,626,229)
Realized gains distributions from affiliated issuers (Note 8)	2,921,246
Foreign currency and foreign currency related transactions	(37)
Net realized gain (loss)	(66,632,579)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,356,283
Investments in affiliated issuers	345,996,174
Net unrealized gain (loss)	350,352,457
Net realized and unrealized gain (loss)	283,719,878
Net increase (decrease) in net assets resulting from operations	$308,606,945

See accompanying notes to the financial statements.

11

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$24,887,067	$86,991,469
Net realized gain (loss)	(66,632,579)	14,967,160
Change in net unrealized appreciation (depreciation)	350,352,457	(433,884,141)
Net increase (decrease) in net assets from operations	308,606,945	(331,925,512)
Distributions to shareholders from:
Net investment income
Class III	(8,455,941)	(97,614,780)
Net realized gains
Class III	—	(55,458,846)
	(8,455,941)	(153,073,626)
Net share transactions (Note 7):
Class III	63,027,238	491,786,568
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	21,816	304,811
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	63,049,054	492,091,379
Total increase (decrease) in net assets	363,200,058	7,092,241
Net assets:
Beginning of period	1,107,257,749	1,100,165,508
End of period (including accumulated undistributed net investment income of $14,064,037 and distributions in excess of net investment income of $2,367,089, respectively)	$1,470,457,807	$1,107,257,749

See accompanying notes to the financial statements.

12

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006(a)
Net asset value, beginning of period	$14.37		$22.70		$23.71		$22.37	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.32		1.57		0.99		0.69	0.52
Net realized and unrealized gain (loss)	3.62		(7.23)		(0.15)		2.17	2.34
Total from investment operations	3.94		(5.66)		0.84		2.86	2.86
Less distributions to shareholders:
From net investment income	(0.11)		(1.61)		(1.02)		(0.90)	(0.47)
From net realized gains	—		(1.06)		(0.83)		(0.62)	(0.02)
Total distributions	(0.11)		(2.67)		(1.85)		(1.52)	(0.49)
Net asset value, end of period	$18.20		$14.37		$22.70		$23.71	$22.37
Total Return(c)	27.47	%**	(26.75)%		3.15%		12.98%	14.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,470,458		$1,107,258		$1,100,116		$529,374	$366,622
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00%	0.00	%*
Net investment income to average daily net assets(b)	3.84	%*	8.05%		4.05%		2.98%	3.22	%*
Portfolio turnover rate	9	%**	34%		47%		23%	10	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.01		$0.01		$0.00 (g)	$0.02

(a)  Period from May 31, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Strategic Opportunities Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index. The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO consisting of: (i) the MSCI World Index, and (ii) the Barclays Capital U.S. Aggregate Index in the following proportions: 75% (MSCI World Index) and 25% (Barclays Capital U.S. Aggregate Index). The Fund is a fund of funds and invests primarily in shares or holds assets of other series of the Trust, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity securities (including emerging country equities, both growth and value style equities, and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. As of August 31, 2009, shares of GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in

14

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a portion of the Fund's return of capital received from certain other GMO funds is expected to be classified as dividend income for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" as reported in the Statement of Operations has been increased by the portion estimated to be dividend income as of August 31, 2009. The estimated increase in dividend income is $755,096. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the additional income. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held directly by the Fund and by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 40.13% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third

15

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 2.74% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate.

16

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$5,687,960	$30,491,004	$36,178,964
Corporate Debt	—	138,665	—	138,665
U.S. Government Agency	—	—	424,760	424,760
TOTAL DEBT OBLIGATIONS	—	5,826,625	30,915,764	36,742,389
Mutual Funds	1,348,895,848	84,784,959	—	1,433,680,807
Short-Term Investments	—	33,483	—	33,483
Total Investments	1,348,895,848	90,645,067	30,915,764	1,470,456,679
Total	$1,348,895,848	$90,645,067	$30,915,764	$1,470,456,679

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 9.81% and (0.02)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$34,786,584	$(4,160,783)	$614,580	$588,741	$4,349,842	$(5,687,960)	$30,491,004
U.S. Government Agency	476,336	(58,333)	2,398	2,334	2,025	—	424,760
Total Debt Obligations	35,262,920	(4,219,116)	616,978	591,075	4,351,867	(5,687,960)	30,915,764
Total	$35,262,920	$(4,219,116)	$616,978	$591,075	$4,351,867	$(5,687,960)	$30,915,764

17

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $3,243,689.

18

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,646,479,132	$20,035,542	$(196,057,995)	$(176,022,453)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through June 29, 2009, the premium on cash purchases was 0.03% of the amount invested and the fee on cash redemptions was 2.00% of the amount redeemed. From June 30, 2009

19

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

through August 31, 2009, the purchase premium remained at 0.03% of the amount invested and the redemption fee was changed to 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimus and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fee imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

20

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to result in declines in the value of the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments), Currency Risk (risk that fluctuations in exchange rates may adversely affect

21

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the value of an underlying fund's investments denominated in foreign currencies or that the U.S. dollar will decline in value relation to a foreign currency being hedged by an underlying fund), Leveraging Risk (increased risks from use of reversed repurchase agreements and other derivatives and securities lending by an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries), Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events

22

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent that the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses

23

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.375%	0.067%	0.003%	0.445%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $9,919 and $5,796, respectively. The compensation and expenses of the CCO are included expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $245,979,951 and $118,937,823, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 32.90% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

24

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 99.97% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,229,495	$71,744,587	21,710,901	$377,255,235
Shares issued to shareholders in reinvestment of distributions	502,393	8,309,577	8,772,878	152,047,372
Shares repurchased	(990,270)	(17,026,926)	(1,914,307)	(37,516,039)
Purchase premiums	—	16,056	—	100,056
Redemption fees	—	5,760	—	204,755
Net increase (decrease)	3,741,618	$63,049,054	28,569,472	$492,091,379

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$142,537,541	$26,546,129	$89,210,907	$6,698,690	$—	$68,456,011
GMO Asset Allocation Bond Fund, Class VI	—	39,722,093	111,582	—	—	40,645,965
GMO Domestic Bond Fund, Class VI	50,663,671	—	—	625,454	2,921,246	41,279,161	▲
GMO Emerging Country Debt Fund, Class IV	4,571,097	93,844	—	93,844	—	6,120,331
GMO Flexible Equities Fund, Class VI	23,107,183	12,054,954	—	—	—	47,321,407

25

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Value, end of period
GMO Inflation Indexed Plus Bond Fund, Class VI	$18,670,080	$—	$—	$1,157,641	*	$—	$21,143,521
GMO International Growth Equity Fund, Class IV	150,367,034	35,429,437	12,553,109	5,492,236		—	230,067,534
GMO International Intrinsic Value Fund, Class IV	142,927,020	30,311,441	12,758,109	2,864,373		—	238,641,276
GMO International Small Companies Fund, Class III	—	25,198,789	—	92,570		—	27,616,407
GMO Quality Fund, Class VI	349,870,292	75,059,985	85,000	5,420,743		—	525,358,439
GMO Special Situations Fund, Class VI	27,779,151	528,971	—	—		—	29,921,007
GMO Strategic Fixed Income Fund, Class VI	91,316,446	—	—	343,372		—	84,579,555	[t]
GMO U.S. Core Equity Fund, Class VI	49,793,872	1,034,286	—	666,836		—	64,987,648
GMO World Opportunity Overlay Fund	7,149,055	—	—	—		—	7,542,545	☐
Totals	$1,058,752,442	$245,979,929	$114,718,707	$23,455,759		$2,921,246	$1,433,680,807

▲  The Fund received return of capital distributions in the amount of $11,980,199. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

*  A significant portion of the dividend is expected to be a return of capital for tax purposes. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

t  The Fund received return of capital distributions in the amount of $20,069,319. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

☐  The Fund received return of capital distributions in the amount of $653,296.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the premium on cash purchases was 0.00% of the amount invested and the fee an cash redemptions was 0.00% of the amount redeemed.

26

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered that the Fund is intended to complement other strategies offered by the Manager and is not intended to stand on its own, and concluded that the usefulness of the Fund's performance relative to its benchmark was limited because the Fund is not managed to a benchmark. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

27

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain

28

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

29

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.45%	$1,000.00	$1,274.70	$2.58
2) Hypothetical	0.45%	$1,000.00	$1,022.94	$2.29

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

30

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	101.1%
Loan Participations	6.3
Short-Term Investments	2.6
Loan Assignments	1.9
Options Purchased	0.5
Rights and Warrants	0.3
Promissory Notes	0.2
Forward Currency Contracts	0.0
Written Options	(0.1)
Swaps (Market Value, see Schedule of Investments for Notional Values)	(1.4)
Reverse Repurchase Agreements	(11.5)
Other	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Country/Region Summary**	% of Investments
Russia	11.9%
Argentina	8.4
Brazil	8.2
Philippines	8.1
United States	7.2
Mexico	7.1
Venezuela	6.0
Colombia	5.6
Uruguay	4.3
Turkey	3.3
Indonesia	3.1
Peru	2.7
Ukraine	2.1
Vietnam	1.9
Congo Republic (Brazzaville)	1.8
Ivory Coast	1.8
Albania	1.5
El Salvador	1.5
Egypt	1.5
Dominican Republic	1.4
Aruba	1.1
Iraq	1.1
Pakistan	0.9
South Korea	0.9
Sri Lanka	0.9
Serbia	0.7
Africa	0.7
Israel	0.7
South Africa	0.6
Trinidad and Tobago	0.6
Bosnia	0.5
Belize	0.4
Jamaica	0.4
Tunisia	0.4
Nigeria	0.4
Chile	0.4
Gabon	0.3
India	0.3
Costa Rica	0.2
Kazakhstan	0.2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Country/Region Summary**	% of Investments
Nicaragua	0.2%
Ecuador	0.2
Panama	0.2
Malaysia	0.2
Qatar	0.2
Georgia	0.2
Bulgaria	0.1
Lebanon	(0.1)
Romania	(0.1)
Austria	(0.4)
United Kingdom	(0.6)
Italy	(0.6)
Greece	(0.6)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (positive for long positions and negative for short positions) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table reflects net country exposures, including exposures achieved with leveraging associated with reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 96.5%
		Albania — 0.0%
		Foreign Government Obligations
USD	1,126,841	Republic of Albania Par Bond, Zero Coupon, due 08/31/25	385,942
		Argentina — 9.8%
		Foreign Government Obligations — 8.1%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 3.00%, due 05/15/35	2,385,000
USD	10,000,000	Republic of Argentina, 8.88%, due 03/01/29 (a)	2,500,000
USD	7,211,000	Republic of Argentina, Series BGLO, 8.38%, due 12/20/03 (a)	1,802,750
USD	46,000,000	Republic of Argentina, Series F, 0.00%, due 10/15/04 (a) (b)	5,152,000
USD	2,587,924	Republic of Argentina Capitalization Bond, Series 2031, 12.00%, due 06/19/31 (a)	646,981
EUR	7,455,374	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	5,237,129
USD	23,688,554	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	12,531,245
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,347,525
EUR	214,800,000	Republic of Argentina GDP Linked, 1.99%, due 12/15/35 (c)	13,395,265
USD	71,474	Republic of Argentina GDP Linked, 2.28%, due 12/15/35 (c)	3,631
ARS	28,000,000	Republic of Argentina GDP Linked, 2.45%, due 12/15/35 (b) (c)	284,209
DEM	5,000,000	Republic of Argentina Global Bond, Step Down, 9.00%, due 11/19/08 (a) (b)	769,637
USD	31,390,000	Republic of Argentina Global Bond, EMTN, Reg S, 3 mo. LIBOR + 5.75%, 6.36%, due 04/06/04 (a)	5,807,150
USD	24,819,166	Republic of Argentina Global Bond, Series 2018, 12.25%, due 06/19/18 (a)	6,204,791
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,128,959
ARS	28,000,000	Republic of Argentina Global Par Bond, Step Up, 0.63%, due 12/31/38 (b)	1,614,336
USD	21,000,000	Republic of Argentina Par Bond, Step Up, 1.33%, due 12/31/38	4,914,000
EUR	284,000,000	Republic of Argentina Par Bond, Step Up, 1.20%, due 12/31/38	95,678,415
USD	1,815,200	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	76,797
			161,479,820

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Judgments — 1.7%
USD	3,540,000	Republic of Argentina, 8.88%, due 03/01/29 (a) (b) (d)	663,750
USD	43,132,075	Republic of Argentina Capitalization Bond, Series 2031, 12.00%, due 06/19/31 (a) (b) (d)	8,087,264
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, 2.57%, due 03/31/23 (a) (b) (d)	11,520,000
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a) (b) (d)	4,977,187
USD	8,000,000	Republic of Argentina Global Bond, 9.75%, due 09/19/27 (a) (b) (d)	1,500,000
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a) (b) (d)	1,299,563
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/29/49 (a) (b) (d)	37,168
USD	3,235,359	Republic of Argentina Global Bond, Series 2018, 12.25%, due 06/19/18 (a) (b) (d)	606,630
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (a) (b) (d)	5,400,000
			34,091,562
		Total Argentina	195,571,382
		Aruba — 1.0%
		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12 (b)	4,567,500
USD	1,752,000	Government of Aruba, 6.80%, due 04/02/14 (b)	1,770,050
USD	14,000,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	13,974,786
		Total Aruba	20,312,336
		Belize — 0.3%
		Foreign Government Obligations
USD	11,425,000	Government of Belize, Reg S, Step Up, 4.25%, due 02/20/29	6,169,500
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	21,457,400	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 2.29%, due 12/11/17	10,380,486

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Brazil — 4.0%
		Corporate Debt — 0.5%
USD	9,000,000	Petrobras International Finance Co., 7.88%, due 03/15/19	10,147,500
		Foreign Government Obligations — 3.5%
USD	7,575,000	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	7,726,500
USD	84,778	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	82,659
USD	103,813	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	101,218
USD	107,999	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	105,299
USD	42,000,000	Republic of Brazil, 8.25%, due 01/20/34 (e)	51,975,000
USD	8,000,000	Republic of Brazil, 7.13%, due 01/20/37 (e)	8,840,000
			68,830,676
		Total Brazil	78,978,176
		Colombia — 1.1%
		Foreign Government Agency — 0.4%
USD	8,000,000	Ecopetrol SA, 144A, 7.63%, due 07/23/19	8,520,000
		Foreign Government Obligations — 0.7%
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,200,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,465,000
			13,665,000
		Total Colombia	22,185,000
		Congo Republic (Brazzaville) — 2.2%
		Foreign Government Obligations
USD	109,865,600	Republic of Congo, 144A, 3.00%, due 06/30/29	42,298,256
USD	1,425,000	Republic of Congo, Reg S, 3.00%, due 06/30/29	548,625
		Total Congo Republic (Brazzaville)	42,846,881
		Costa Rica — 0.2%
		Foreign Government Obligations
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,581,850

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Dominican Republic — 2.3%
		Asset-Backed Securities — 0.5%
USD	15,251,174	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	9,150,704
		Foreign Government Obligations — 1.8%
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	6,840,000
USD	42,557,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 2.13%, due 08/30/24	28,938,760
			35,778,760
		Total Dominican Republic	44,929,464
		Ecuador — 0.2%
		Foreign Government Obligations
USD	13,587,000	Republic of Ecuador, Step Up, 10.00%, due 08/15/30 (a)	4,076,100
USD	2,001,290	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, 6 mo. LIBOR + .81%, 1.63%, due 02/27/15 (b)	456,294
		Total Ecuador	4,532,394
		Egypt — 0.1%
		Corporate Debt
USD	1,189,522	Petroleum Export, 144A, 5.27%, due 06/15/11	1,144,915
		El Salvador — 1.1%
		Foreign Government Obligations
USD	24,700,000	Republic of El Salvador, Reg S, 7.65%, due 06/15/35	22,230,000
		Gabon — 0.4%
		Foreign Government Obligations
USD	7,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	6,851,250
		Grenada — 0.1%
		Foreign Government Obligations
USD	6,000,000	Republic of Grenada, Reg S, Step Up, 2.50%, due 09/15/25	2,220,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — 1.4%
		Foreign Government Agency
USD	31,000,000	Majapahit Holding BV, 144A, 7.88%, due 06/29/37	28,210,000
		Iraq — 0.5%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28 (e)	10,350,000
		Israel — 0.7%
		Foreign Government Agency
USD	13,000,000	Israel Electric Corp. Ltd., 144A, 7.25%, due 01/15/19 (e)	13,601,250
		Ivory Coast — 2.0%
		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FRF, Step Up, 4.00%, due 03/31/28 (a)	3,196,306
USD	46,850,000	Ivory Coast FLIRB, Step Up, 4.00%, due 03/31/18 (a)	14,992,000
FRF	85,905,000	Ivory Coast FLIRB, Series FRF, Step Up, 4.00%, due 03/31/18 (a)	5,632,382
FRF	256,889,500	Ivory Coast PDI, Series FRF, Step Up, 2.90%, due 03/30/18 (a)	16,843,023
		Total Ivory Coast	40,663,711
		Jamaica — 0.3%
		Foreign Government Agency — 0.2%
USD	2,500,000	Air Jamaica Ltd., Reg S, 8.13%, due 06/14/27	1,675,000
USD	3,857,143	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	3,394,286
			5,069,286
		Foreign Government Obligations — 0.1%
USD	2,500,000	Government of Jamaica, 8.00%, due 03/15/39	1,625,000
		Total Jamaica	6,694,286
		Malaysia — 1.2%
		Asset Backed Securities
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	12,578,334
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/02/12	11,992,780
		Total Malaysia	24,571,114

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Mexico — 7.2%
		Foreign Government Agency — 4.6%
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	13,330,943
EUR	26,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	31,816,944
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	45,911,016
			91,058,903
		Foreign Government Obligations — 2.6%
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	44,922,469
USD	8,000,000	United Mexican States, 6.05%, due 01/11/40 (e)	7,500,000
			52,422,469
		Total Mexico	143,481,372
		Nicaragua — 0.2%
		Foreign Government Obligations
USD	4,926,395	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	4,335,228
		Pakistan — 0.7%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	14,800,000
		Peru — 1.5%
		Foreign Government Obligations
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	4,482,720
USD	25,000,000	Peru Par Bond, Series 30 Yr., Step Up, 3.00%, due 03/07/27	20,250,000
USD	4,625,077	Peru Trust, Series 97-I-P, Class A3, Zero Coupon, due 12/31/15 (a) (b)	3,381,323
USD	1,595,995	Peru Trust II, Series 98-A LB, Zero Coupon, due 02/09/16 (a) (b)	1,166,807
USD	1,539,783	Racers, Series 1998 I-P, Zero Coupon, due 03/10/16 (a) (b)	1,125,712
		Total Peru	30,406,562
		Philippines — 7.3%
		Foreign Government Agency — 3.8%
USD	6,000,000	National Power Corp., Global Bond, 9.88%, due 03/16/10	5,900,625
USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	9,392,500

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Agency — continued
USD	55,450,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	61,549,500
			76,842,625
		Foreign Government Obligations — 3.5%
USD	35,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	39,438,919
USD	9,000,000	Philippine Government International Bond, 8.38%, due 06/17/19	10,518,300
EUR	8,000,000	Republic of Philippines, 9.13%, due 02/22/10	11,883,182
USD	6,843,000	Republic of Philippines, 8.38%, due 02/15/11	7,390,440
			69,230,841
		Total Philippines	146,073,466
		Qatar — 0.2%
		Foreign Government Agency
USD	3,500,000	Qtel International Finance Ltd., 144A, 7.88%, due 06/10/19	3,815,000
		Russia — 9.9%
		Corporate Debt — 8.6%
EUR	11,000,000	Gaz Capital (Gazprom), EMTN, 5.36%, due 10/31/14	14,961,400
EUR	33,000,000	Gaz Capital (Gazprom), EMTN, Reg S, 5.88%, due 06/01/15	44,943,337
EUR	21,000,000	Gaz Capital (Gazprom), Reg S, 5.44%, due 11/02/17	26,191,859
USD	17,000,000	Gaz Capital SA, 144A, 8.13%, due 07/31/14	17,531,250
USD	11,838,796	Gazprom International SA, Reg S, 7.20%, due 02/01/20	11,838,796
USD	16,474,234	Gazstream SA, Reg S, 5.63%, due 07/22/13	16,515,420
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	8,112,000
USD	14,900,000	Transcapital Ltd. (Transneft), 144A, 8.70%, due 08/07/18	15,458,750
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	16,910,000
			172,462,812
		Foreign Government Agency — 1.3%
USD	22,500,000	RSHB Capital SA, 144A, 6.30%, due 05/15/17	20,090,250
USD	2,300,000	RSHB Capital SA, 144A, 7.75%, due 05/29/18	2,219,500
USD	2,500,000	RSHB Capital SA, 144A, 9.00%, due 06/11/14	2,652,750
			24,962,500
		Total Russia	197,425,312

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Serbia — 0.7%
		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	13,619,084
		South Africa — 0.4%
		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	1,549,228
		Foreign Government Obligations — 0.3%
USD	2,000,000	Republic of South Africa, 5.88%, due 05/30/22	1,985,000
USD	4,000,000	Republic of South Africa, 6.88%, due 05/27/19	4,295,000
			6,280,000
		Total South Africa	7,829,228
		South Korea — 1.2%
		Foreign Government Agency — 0.4%
USD	4,000,000	Korea Gas Corp, 144A, 6.00%, due 07/15/14	4,188,208
USD	4,000,000	Korea Southern Power Co., Reg S, 5.38%, due 04/18/13	4,055,200
			8,243,408
		Foreign Government Obligations — 0.8%
USD	15,000,000	Republic of Korea, 5.75%, due 04/16/14	15,807,000
		Total South Korea	24,050,408
		Sri Lanka — 1.0%
		Foreign Government Obligations
USD	19,000,000	Republic of Sri Lanka, 144A, 8.25%, due 10/24/12	18,857,500
		Trinidad and Tobago — 0.6%
		Foreign Government Agency
USD	11,000,000	Petroleum Company of Trinidad and Tobago Ltd., 144A, 9.75%, due 08/14/19	11,948,750

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Tunisia — 0.2%
		Foreign Government Agency
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	3,605,029
		Turkey — 0.5%
		Foreign Government Obligations
USD	9,000,000	Republic of Turkey, 7.50%, due 07/14/17	9,765,000
		Ukraine — 4.8%
		Foreign Government Agency — 0.8%
USD	9,000,000	Credit Suisse First Boston, the EXIM of Ukraine, 6.80%, due 10/04/12	6,480,000
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, the EXIM of Ukraine, 7.75%, due 09/23/09	9,800,000
			16,280,000
		Foreign Government Obligations — 4.0%
USD	18,000,000	City of Kyiv, Reg S, 8.25%, due 11/26/12	13,455,000
CHF	70,000,000	Ukraine Government, 3.50%, due 09/15/18	66,106,337
			79,561,337
		Total Ukraine	95,841,337
		United States — 19.4%
		Asset-Backed Securities — 7.6%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.75%, due 05/15/24	1,160,000
USD	51,040,000	Capital One Auto Finance Trust, Series 06-C, Class A4, FGIC, 1 mo. LIBOR + .03%, 0.30%, due 05/15/13 (e)	48,239,484
USD	17,228,016	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.78%, due 04/16/12	17,035,752
USD	208,097	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.61%, due 10/25/34	108,210
USD	1,070,431	CHYPS CBO Ltd., Series 97-1A, Class A2A, 144A, 6.72%, due 01/15/10 (b)	—
USD	25,000,000	Citibank Credit Card Issuance Trust, Series 06-A8, Class A8, 3mo. LIBOR + .04%, 0.55%, due 12/17/18 (e)	22,648,425

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	1,583,824	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.71%, due 10/25/30	1,029,485
USD	23,631,239	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.51%, due 12/15/35	8,838,084
USD	17,760,585	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.51%, due 12/15/35	5,328,175
USD	12,518,305	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.47%, due 05/15/36	4,957,249
USD	5,291,278	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.62%, due 11/25/35	1,055,081
USD	15,595,193	Greenpoint Morgage Funding Trust, Series 07-HE1, Class A1, XL, 1 mo. LIBOR + .15%, 0.42%, due 12/13/32	1,803,678
USD	4,315,162	GSAMP Trust, Series 05-HE6, Class A2B, 1 mo. LIBOR + .19%, 0.46%, due 11/25/35	3,823,794
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.50%, due 05/25/37	925,000
USD	10,000,000	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .16%, 0.43%, due 08/25/36	3,300,000
USD	13,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.43%, due 10/25/36	3,748,290
USD	11,500,130	Morgan Stanley ABS Capital I, Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.44%, due 03/25/36	4,571,302
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, 3 mo. LIBOR + .45%, 1.06%, due 12/20/09	9,505,000
USD	15,000,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 11/25/36	4,050,000
USD	15,200,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.49%, due 11/25/36	4,788,000
USD	12,868,000	Option One Mortgage Loan Turst, Series 06-3, Class 2A4, 1 mo. LIBOR + .22%, 0.49%, due 02/25/37	2,732,942
USD	8,000,000	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.63%, due 04/25/37	2,024,000
			151,671,951

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		U.S. Government — 11.8%
USD	50,000,000	U.S. Treasury Bond, 5.25%, due 02/15/29 (f)	57,281,250
USD	75,692,960	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (c) (f)	75,574,728
USD	100,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21 (e)	59,873,100
USD	30,000,000	U.S. Treasury Strip Coupon Bond, due 05/15/23 (e)	16,617,510
USD	50,000,000	U.S. Treasury Strip Coupon Bond, due 11/15/23 (e)	26,869,050
			236,215,638
		Total United States	387,887,589
		Uruguay — 4.9%
		Foreign Government Obligations
USD	51,851,571	Republic of Uruguay, 7.63%, due 03/21/36	52,758,973
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,895,871
USD	14,533,294	Republic of Uruguay, PIK, 7.88%, due 01/15/33	15,187,292
EUR	10,000,000	Republica Oriental de Uruguay, 6.88%, due 01/19/16	14,586,873
JPY	1,153,600,000	Republica Oriental de Uruguay, Series 3BR, Step Up, 2.50%, due 03/14/11 (b)	12,002,324
		Total Uruguay	97,431,333
		Venezuela — 5.5%
		Foreign Government Agency — 0.3%
USD	16,000,000	Petroleos de Venezuela, 5.38%, due 04/12/27	6,880,000
		Foreign Government Obligations — 5.2%
EUR	10,000,000	Republic of Venezuela, 7.00%, due 03/16/15	9,891,835
EUR	7,400,000	Republic of Venezuela, 11.13%, due 07/25/11	10,953,415
USD	22,000,000	Republic of Venezuela, Reg S, 9.25%, due 05/07/28	15,180,000
USD	69,500,000	Republic of Venezuela, Reg S, 9.00%, due 05/07/23	47,955,000
USD	34,000,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	19,006,000
			102,986,250
		Total Venezuela	109,866,250

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Vietnam — 0.9%
		Foreign Government Obligations
USD	19,750,000	Socialist Republic of Vietnam, Series 30 Yr., Step Up, 4.00%, due 03/12/28	14,615,000
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 2.81%, due 03/13/28	3,080,000
		Total Vietnam	17,695,000
		TOTAL DEBT OBLIGATIONS (COST $2,262,496,357)	1,926,143,385
		LOAN ASSIGNMENTS — 1.9%
		Angola — 0.1%
USD	1,300,000	Angolan Ministry of Finance Loan Agreement, 1 mo. LIBOR + 5.50%, due 07/08/13	970,320
USD	1,300,000	Angolan Ministry of Finance Loan Agreement, 1 mo. LIBOR + 5.50%, due 03/07/13	983,320
		Total Angola	1,953,640
		Dominican Republic — 0.2%
USD	5,200,000	Dominican Republic, 6 mo. LIBOR + 1.75%, 3.77%, due 08/15/15	3,380,000
		Indonesia — 0.9%
JPY	92,880,000	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, 1.43%, due 03/28/13	848,447
USD	1,892,000	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.88%, 1.50%, due 03/29/13	1,608,200
USD	3,665,533	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.56%, due 12/14/19	2,565,872
USD	3,665,533	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.56%, due 12/14/19	2,565,872
USD	4,888,936	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.56%, due 12/14/19	3,422,255
USD	2,418,159	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.24%, due 12/01/19	2,055,435
USD	2,663,791	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .75%, 2.13%, due 12/14/19	2,264,222
EUR	2,299,088	Republic of Indonesia, Indonesia Paris Club Debt, due 06/01/21 (g)	2,455,498
		Total Indonesia	17,785,801

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Russia — 0.3%
USD	3,955,201	Russia Foreign Trade Obligations (b) (g)	4,860,750
DEM	45,916	Russia Foreign Trade Obligations (b) (g)	29,313
FIM	1,740,000	Russia Foreign Trade Obligations (b) (g)	386,013
GBP	14,162	Russia Foreign Trade Obligations (b) (g)	32,688
USD	80,572	Russia Foreign Trade Obligations (b) (g)	95,674
USD	265,723	Russia Foreign Trade Obligations (b) (g)	320,704
		Total Russia	5,725,142
		Vietnam — 0.4%
USD	16,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 2.61%, due 06/26/15 (b)	9,042,514
		TOTAL LOAN ASSIGNMENTS (COST $43,019,330)	37,887,097
		LOAN PARTICIPATIONS — 6.3%
		Egypt — 0.2%
CHF	4,866,695	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24 (g)	3,979,155
		Indonesia — 1.6%
USD	451,142	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.56%, due 12/14/19	315,800
USD	451,142	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.56%, due 12/14/19	315,800
USD	601,715	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.56%, due 12/14/19	421,201
USD	18,185,473	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, 1.71%, due 02/12/13	15,457,652
JPY	549,107,990	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.43%, due 03/29/13	5,016,032
USD	12,059,515	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 2.67%, due 09/29/19	10,250,588
		Total Indonesia	31,777,073

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		Iraq — 1.9%
JPY	630,296,819	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), 4.85%, due 01/01/28	4,089,783
USD	3,402,097	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 6 mo. LIBOR +.50%, 1.30%, due 01/01/28	1,244,827
JPY	4,823,814,739	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 4.85%, due 01/01/28	31,641,218
		Total Iraq	36,975,828
		Russia — 1.4%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (g) (b)	20,994,040
USD	5,599,139	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (g)	7,296,286
		Total Russia	28,290,326
		Vietnam — 1.2%
JPY	2,624,491,076	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 1.40%, due 09/01/17	23,974,395
		TOTAL LOAN PARTICIPATIONS (COST $109,171,206)	124,996,777
		PROMISSORY NOTES — 0.2%
		Dominican Republic — 0.1%
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 09/15/09	1,078,122
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 09/15/11	506,695
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 09/15/10	653,799
		Total Dominican Republic	2,238,616
		Ghana — 0.0%
USD	3,312,500	Republic of Ghana Promissory Notes, 0.00%, due 08/09/10 (a) (b) (h) (k)	331,250
		Nigeria — 0.1%
USD	33,450,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 01/05/10	836,250
		TOTAL PROMISSORY NOTES (COST $15,689,845)	3,406,116

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.1%
		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Call Option, Expires 03/16/10, Strike 2.19%	56
TWD	1,849,200,000	TWD Interest Rate Floor Call Option, Expires 03/16/10, Strike 2.19%	668,356
		Total Options on Interest Rates	668,412
		Options on Interest Rate Swaps — 0.1%
KRW	50,000,000,000	KRW Swaption Call, Expires 03/21/11, Strike 5.64%	1,785,771
KRW	50,000,000,000	KRW Swaption Put, Expires 03/21/11, Strike 5.64%	273,681
		Total Options on Interest Rate Swaps	2,059,452
		TOTAL OPTIONS PURCHASED (COST $4,251,983)	2,727,864
		MUTUAL FUNDS — 5.0%
		United States — 5.0%
		Affiliated Issuers
	3,976,082	GMO Short-Duration Collateral Fund	63,816,116
	21,409	GMO Special Purpose Holding Fund (i)	13,488
	264,323	GMO U.S. Treasury Fund	6,610,711
	1,515,449	GMO World Opportunity Overlay Fund	29,339,087
		Total United States	99,779,402
		TOTAL MUTUAL FUNDS (COST $115,658,633)	99,779,402
		RIGHTS AND WARRANTS — 0.5%
		Nigeria — 0.1%
	25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 *	2,875,000
		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 (b) *	—

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Venezuela — 0.4%
6,660	Republic of Venezuela Oil Warrants, Expires 04/15/20 *	166,500
214,770	Republic of Venezuela Oil Warrants, Expires 04/15/20 (b) (j) *	2,684,625
205,145	Republic of Venezuela Oil Warrants, Expires 04/15/20 *	5,128,625
	Total Venezuela	7,979,750
	TOTAL RIGHTS AND WARRANTS (COST $0)	10,854,750
	SHORT-TERM INVESTMENTS — 2.2%
	Money Market Funds — 2.2%
14,927,221	State Street Institutional Liquid Reserves Fund-Institutional Class	14,927,221
28,277,588	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	28,277,588
	TOTAL SHORT-TERM INVESTMENTS (COST $43,204,809)	43,204,809
	TOTAL INVESTMENTS — 112.7% (Cost $2,593,492,163)	2,249,000,200
	Other Assets and Liabilities (net) — (12.7%)	(253,037,898)
	TOTAL NET ASSETS — 100.0%	$1,995,962,302

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
9/29/09	CHF	60,000,000	$56,675,099	$(202,916)
10/06/09	EUR	300,000,000	430,093,619	1,768,381
9/15/09	GBP	20,000,000	32,557,985	432,014
10/13/09	JPY	5,500,000,000	59,124,679	(1,032,427)
			$578,451,382	$965,052

#  Fund sells foreign currency; buys USD.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	15,975,000	Barclays Bank, 0.40%, dated 08/20/09, to be repurchased on demand at face value plus accrued interest.	$(15,975,678)
USD	25,812,500	Barclays Bank, 0.40%, dated 08/20/09, to be repurchased on demand at face value plus accrued interest.	(25,812,787)
USD	28,750,000	Barclays Bank, 0.40%, dated 08/20/09, to be repurchased on demand at face value plus accrued interest.	(28,750,319)
USD	24,901,667	Deutsche Bank, 1.00%, dated 07/14/09, to be repurchased on demand at face value plus accrued interest.	(24,934,177)
USD	27,391,833	JP Morgan Chase Bank, 1.00%, dated 07/14/09, to be repurchased on demand at face value plus accrued interest.	(27,427,595)
USD	1,968,931	JP Morgan Chase Bank, 0.50%, dated 02/26/09, to be repurchased on demand at face value plus accrued interest.	(1,996,455)
USD	16,462,000	JP Morgan Chase Bank, 1.75%, dated 08/05/09, to be repurchased on demand at face value plus accrued interest.	(16,479,605)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Reverse Repurchase Agreements — continued

Face Value		Description	Market Value
USD	11,192,500	JP Morgan Chase Bank, 1.25%, dated 07/13/09, to be repurchased on demand at face value plus accrued interest.	$(11,211,154)
USD	27,562,500	JP Morgan Chase Bank, 0.55%, dated 08/07/09, to be repurchased on demand at face value plus accrued interest.	(27,572,527)
USD	7,226,722	JP Morgan Chase Bank, 1.00%, dated 07/14/09, to be repurchased on demand at face value plus accrued interest.	(7,236,157)
USD	9,712,500	JP Morgan Chase Bank, 2.00%, dated 07/13/09, to be repurchased on demand at face value plus accrued interest.	(9,738,400)
USD	19,278,000	JP Morgan Chase Bank, 1.75%, dated 08/05/09, to be repurchased on demand at face value plus accrued interest.	(19,298,617)
USD	8,783,750	JP Morgan Chase Bank, 1.75%, dated 08/03/09, to be repurchased on demand at face value plus accrued interest.	(8,795,279)
			$(225,228,750)

Average balance outstanding	$(67,081,461)
Average interest rate	1.00%
Maximum balance outstanding	$(227,019,903)
Average shares outstanding	295,876,992
Average balance per share outstanding	$(0.23)
Days outstanding	184

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
10,000,000	USD	9/20/2009	JP Morgan	(Pay)	0.97%	1.16%	Gazprom	N/A		$(43,139)
			Chase Bank				OAO
70,000,000	CHF	9/20/2009	Morgan Stanley	(Pay)	0.78%	12.14%	Government of Ukraine	N/A		180,301
849,572,575	RUB	11/5/2009	Deutsche Bank AG	Receive	1.45%	3.77%	Russia Post Office	849,572,575	RUB	13,903
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	0.49%	United Mexican States	N/A		(34,945)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	0.49%	United Mexican States	N/A		(33,924)
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	17.12%	Government of Ukraine	7,000,000	USD	(333,968)
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	0.8%	Arab Republic of Egypt	3,000,000	USD	128,242
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	N/A	Reference security within CDX Index	N/A		(738,083)
75,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	0.67%	Republic of Brazil	N/A		(701,860)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	13.36%	Republic of Argentina	N/A		784,525
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	13.36%	Republic of Argentina	N/A		769,508
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	13.87%	Republic of Argentina	N/A		480,870
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	13.87%	Republic of Argentina	N/A		804,320

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
140,000,000	USD	7/20/2010	UBS AG	(Pay)	0.89%	1.27%	Republic of	N/A		$333,744
							Turkey
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	17.66%	Government of Ukraine	5,000,000	USD	(509,653)
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	17.72%	Government of Ukraine	7,000,000	USD	(733,052)
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	54.52%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(1,090,943)
30,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.97%	2.73%	Gazprom OAO	N/A		422,076
35,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.70%	1.28%	Republic of Philippines	N/A		167,747
20,000,000	USD	10/18/2010	JP Morgan Chase Bank	Receive	2.00%	4.76%	VTB Leasing	20,000,000	USD	(462,863)
20,000,000	USD	10/20/2010	Goldman Sachs	(Pay)	2.74%	1.44%	Petroleos Mexicanos	N/A		(496,872)
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	17.3%	Government of Ukraine	5,000,000	USD	(567,174)
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	15.14%	Republic of Argentina	N/A		1,301,565
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	15.14%	Republic of Argentina	N/A		660,436
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	16.76%	Government of Ukraine	5,000,000	USD	(711,146)
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	16.71%	Government of Ukraine	7,000,000	USD	(994,099)
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	50.94%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(1,362,557)
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	5.87%	Republic of Iraq	N/A		116,032
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	7.89%	Republic of Iraq	N/A		359,722

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
5,000,000	USD	4/26/2011	Deutsche	Receive	4.66%	16.5%	Government	5,000,000	USD	$(739,477)
			Bank AG				of Ukraine
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	7.75%	Islamic Republic of Pakistan	N/A		908,983
34,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.35%	N/A	Reference security within CDX Index	N/A		1,284,350
11,000,000	USD	6/20/2011	JP Morgan Chase Bank	(Pay)	1.35%	N/A	Reference security within CDX Index	N/A		415,525
6,000,000	USD	6/20/2011	JP Morgan Chase Bank	Receive	3.75%	9.45%	Republic of Georgia	6,000,000	USD	(513,657)
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	17.16%	Government of Ukraine	9,000,000	USD	(1,566,618)
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	16.4%	Government of Ukraine	5,000,000	USD	(887,391)
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	16.4%	Government of Ukraine	7,000,000	USD	(1,229,437)
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	1.35%	United Mexican States	N/A		298,239
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	0.83%	United Mexican States	620,000,000	MXN	(357,718)
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	49.06%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(1,556,053)
45,000,000	USD	10/20/2011	Goldman Sachs	(Pay)	12.35%	16.37%	Republic of Argentina	N/A		860,102
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	16.37%	Republic of Argentina	N/A		1,617,217

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
5,000,000	USD	10/25/2011	Deutsche	Receive	4.70%	16.33%	Government	5,000,000	USD	$(915,012)
			Bank AG				of Ukraine
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	48.57%	Naftofaz Ukraine	19,000,000	USD	(10,026,482)
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	16.3%	Republic of Argentina	N/A		2,013,357
7,083,420	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	1.92%	Stemcor UK Ltd.	7,083,420	USD	74,047
5,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	0.66%	1.6%	Petroleos Mexicanos	N/A		99,611
65,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	1.40%	N/A	Reference security within CDX Index	N/A		3,112,056
4,100,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	2.34%	Republic of Kazakhstan	4,100,000,000	KZT	(1,128,432)
8,500,000	EUR	1/20/2012	Duetsche Bank AG	(Pay)	0.42%	3.11%	Republic of Kazakhstan	N/A		728,786
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	53.96%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(1,684,822)
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	49.44%	Naftofaz Ukraine	19,000,000	USD	(10,719,642)
14,000,000	EUR	5/30/2012	Deutsche Bank AG	Receive	8.00%	8.12%	Republic of Albania	14,000,000	USD	206,307
50,000,000	USD	6/20/2012	Morgan Stanley	(Pay)	1.25%	N/A	Reference security within CDX Index	N/A		3,143,472
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	0.58%	Republic of Chile	5,000,000	USD	365,845
5,000,000	USD	8/20/2012	JP Morgan Chase Bank	Receive	3.50%	7.5%	Republic of Jamaica	5,000,000	USD	(503,528)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
3,000,000	USD	8/25/2012	Deutsche	Receive	3.75%	54.42%	Deutsche	3,000,000	USD	$(1,777,420)
			Bank AG				Bank Loan to
							Ukrtelekom
2,000,000	USD	9/20/2012	Goldman Sachs	(Pay)	9.20%	16.02%	Republic of Argentina	N/A		229,678
15,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.15%	1.16%	Republic of Peru	N/A		(76,224)
10,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.25%	3.58%	Gazprom OAO	N/A		602,779
85,000,000	PEN	9/20/2012	JP Morgan Chase Bank	Receive	0.92%	0.87%	Republic of Peru	85,000,000	PEN	162,359
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	0.6%	Republic of Chile	10,000,000	USD	831,352
15,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.80%	1.06%	Republic of Brazil	15,000,000	USD	(72,582)
20,000,000	USD	10/20/2012	JP Morgan Chase Bank	Receive	0.80%	1.06%	Republic of Brazil	20,000,000	USD	(96,775)
4,000,000	USD	10/20/2012	UBS AG	(Pay)	3.90%	13.56%	Petroleos de Venezuela	N/A		807,205
4,000,000	USD	10/20/2012	UBS AG	(Pay)	4.13%	13.56%	Petroleos de Venezuela	N/A		783,211
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	6.98%	Republic of Jamaica	5,000,000	USD	42,875
50,000,000	USD	12/20/2012	JP Morgan Chase Bank	(Pay)	1.75%	N/A	Reference security within CDX Index	N/A		2,809,861
42,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	0.65%	Reference security within CDX Index	N/A		(844,424)
204,179,760	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.3%	Reference security within CDX Index	204,179,760	USD	3,024,773

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
20,000,000	USD	3/20/2013	Deutsche	(Pay)	1.48%	1.58%	United	N/A		$(65,743)
			Bank AG				Mexican
							States
22,000,000	USD	6/20/2013	Deutsche Bank AG	(Pay)	5.79%	15.99%	Republic of Argentina	N/A		5,714,573
14,000,000	USD	6/20/2013	JP Morgan Chase Bank	Receive	3.72%	3.21%	Russia AG Bank	14,000,000	USD	347,397
200,759,555	RUB	6/21/2013	Deutsche Bank AG	Receive	2.35%	11.87%	VTB Leasing	200,759,555	RUB	(329,905)
23,694,322	USD	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	6.81%	VTB Leasing	23,694,322	USD	(2,122,572)
50,000,000	USD	8/20/2013	JP Morgan Chase Bank	(Pay)	1.20%	1.31%	Republic of Peru	N/A		179,859
277,250,000	PEN	8/20/2013	JP Morgan Chase Bank	Receive	0.96%	0.99%	Republic of Peru	277,250,000	PEN	(65,911)
13,050,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	1.24%	Republic of Brazil	N/A		(12,341,511)
7,830,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	1.24%	Republic of Brazil	N/A		(9,981,624)
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	1.23%	Republic of Brazil	130,000,000	USD	12,139,862
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	1.23%	Republic of Brazil	80,000,000	USD	10,040,583
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	2.04%	Republic of Turkey	10,000,000	USD	774,359
10,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.85%	0.71%	Republic of Italy	N/A		(524,604)
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.45%	0.54%	United Kingdom Government	N/A		(591,941)
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	2.80%	1.09%	Hellenic Republic of Greece	N/A		(1,087,183)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
28,000,000	USD	3/20/2014	Deutsche	(Pay)	1.70%	0.71%	Republic of	N/A		$(1,280,342)
			Bank AG				Italy
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.49%	0.68%	Republic of Austria	N/A		(1,463,231)
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	2.39%	1.09%	Hellenic Republic of Greece	N/A		(2,320,404)
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.28%	0.54%	United Kingdom Government	N/A		(1,349,477)
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.68%	0.71%	Republic of Italy	N/A		(627,601)
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	2.09%	Republic of Turkey	10,000,000	USD	2,156,646
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	2.09%	Republic of Turkey	5,000,000	USD	1,025,200
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	2.1%	Republic of Turkey	10,000,000	USD	1,930,657
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	3%	Lebanese Republic	N/A		(107,982)
15,000,000	USD	9/20/2014	Deutsche Bank AG	(Pay)	4.03%	2.95%	Sberbank	N/A		(782,170)
15,000,000	USD	9/20/2014	Deutsche Bank AG	Receive	3.77%	2.72%	Russian Federation	15,000,000	USD	787,109
575,500,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	11.48%	Venezuela Eurobond	N/A		220,940,892
765,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	11.59%	Bolivarian Republic of Venezuela	765,000,000	USD	(205,516,452)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	11.46%	Bolivarian Republic of Venezuela	N/A		106,701,998
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	11.57%	Bolivarian Republic of Venezuela	412,500,000	USD	(102,710,697)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	1.14%	Republic of	56,950,000,000	COP	$1,013,106
							Colombia
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	1.77%	Republic of Colombia	N/A		(337,801)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	1.15%	Republic of Colombia	56,700,000,000	COP	431,002
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	1.78%	Republic of Colombia	N/A		(347,243)
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	1.15%	Republic of Colombia	114,800,000,000	COP	763,276
22,000,000	EUR	6/17/2016	Deutsche Bank AG	Receive	5.60%	19.04%	Republic of Angola	22,000,000	EUR	(6,311,780)
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	1.8%	Republic of Colombia	N/A		(438,158)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	1.16%	Republic of Colombia	97,680,000,000	COP	849,156
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	1.8%	United Mexican States	N/A		1,106,717
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	1.17%	United Mexican States	620,000,000	MXN	(1,331,873)
22,000,000	USD	8/20/2016	JP Morgan Chase Bank	Receive	1.99%	1.48%	Republic of Brazil	22,000,000	USD	692,002
87,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	11.22%	Bolivarian Republic of Venezuela	87,500,000	USD	(32,750,018)
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	1.61%	Republic of Peru	N/A		83,304
32,000,000	PEN	5/20/2017	Deutsche Bank AG	Receive	0.79%	1.53%	Republic of Peru	32,000,000	PEN	(443,041)
4,500,000	USD	7/20/2017	JP Morgan Chase Bank	Receive	3.30%	7.45%	Republic of Jamaica	4,500,000	USD	(924,079)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
35,000,000	USD	7/20/2017	UBS AG	Receive	2.26%	2.25%	Republic of	35,000,000	USD	$125,050
							Turkey
8,000,000	USD	8/20/2017	JP Morgan Chase Bank	Receive	2.20%	1.83%	Republic of Colombia	8,000,000	USD	200,794
17,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.74%	1.92%	Republic of Philippines	17,000,000	USD	(144,005)
30,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.77%	1.92%	Republic of Philippines	30,000,000	USD	(202,619)
21,000,000	USD	10/20/2017	Deutsche Bank AG	Receive	1.78%	4.94%	Vneshtorg Bank Bond & Loan	21,000,000	USD	(3,678,782)
4,000,000	USD	11/20/2017	JP Morgan Chase Bank	Receive	4.85%	11.07%	Bolivarian Republic of Venezuela	4,000,000	USD	(1,052,931)
4,000,000	USD	11/20/2017	JP Morgan Chase Bank	Receive	4.90%	11.07%	Bolivarian Republic of Venezuela	4,000,000	USD	(1,043,444)
25,000,000	USD	1/20/2018	Deutsche Bank AG	Receive	1.50%	1.55%	Republic of Brazil	25,000,000	USD	(46,755)
45,000,000	USD	10/20/2018	Goldman Sachs	Receive	12.20%	13.8%	Republic of Argentina	45,000,000	USD	(970,068)
10,000,000	USD	12/20/2018	Deutsche Bank AG	Receive	0.44%	0.60%	United Kingdom Government	10,000,000	USD	(117,375)
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.62%	0.77%	Republic of Italy	10,000,000	USD	707,294
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.70%	0.77%	Republic of Italy	10,000,000	USD	772,416
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	2.61%	1.17%	Hellenic Republic of Greece	10,000,000	USD	1,162,230
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.35%	0.60%	United Kingdom Government	10,000,000	USD	629,852

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
20,000,000	USD	3/20/2019	Deutsche	Receive	1.66%	0.77%	Republic of	20,000,000	USD	$1,479,711
			Bank AG				Italy
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	2.25%	1.17%	Hellenic Republic of Greece	30,000,000	USD	2,632,339
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.25%	0.60%	United Kingdom Government	30,000,000	USD	1,642,340
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.46%	0.76%	Republic of Austria	30,000,000	USD	1,754,611
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	2.06%	United Mexican States	N/A		518,219
										$(26,671,759)
								Premiums to (Pay) Receive		$(7,822,662)

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2009, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	Receive	5.62%	6 month LIBOR	$2,893,522
43,000,000	PEN	2/19/2010	JP Morgan Chase Bank	(Pay)	3.15%	6 month LIBOR	103,489
90,000,000,000	KRW	5/29/2010	Bank of America	(Pay)	4.79%	3 month KRW LIBOR	(1,190,875)
51,000,000	BRL	1/2/2013	JP Morgan Chase Bank	Receive	13.80%	Floating Rate CDI	734,585
46,800,000	PEN	4/21/2014	JP Morgan Chase Bank	Receive	5.03%	6 month LIBOR	(1,680,866)
75,000,000	USD	12/17/2018	Bank of America	Receive	2.75%	3 month LIBOR	(4,809,453)
							$(3,949,598)
						Premiums to (Pay) Receive	$(749,683)

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
100,000,000	USD	10/13/2009	JP Morgan	3 month	EMBI + Total Return	$10,696,463
			Chase Bank	LIBOR + 0.75%
50,000,000	USD	7/2/2010	JP Morgan Chase Bank	3 month LIBOR + 1.00%	EMBI + Total Return	1,934,727
100,000,000	USD	7/29/2010	JP Morgan Chase Bank	3 month LIBOR + 1.00%	EMBI + Total Return	1,870,574
38,167,808	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	(11,287,968)
23,307,880	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	(5,024,614)
37,782,943	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 1.24%	3 month LIBOR	5,242,301
23,307,898	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 3.59%	3 month LIBOR	2,477,758
300,000,000	RUB	3/26/2017	Morgan Stanley	3 month LIBOR + 0.25%	Return on Sukhoi	(1,974,223)
						$3,935,018
					Premiums to (Pay) Receive	$(650,694)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

CBO - Collateralized Bond Obligation

CDI - Certificado de Deposito Interbancario

CER - Coeficiente de Estabilizacion de Referencia

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks

EMBI - Emerging Markets Bond Index

EMTN - Euromarket Medium Term Note

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FLIRB - Front Loaded Interest Reduction Bond

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

KRW LIBOR - London Interbank Offered Rate denominated in South Korean Won

LIBOR - London Interbank Offered Rate

PDI - Past Due Interest

PIK - Payment In Kind

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

*  Non-income producing security.

(a)  Security is in default.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

(d)  In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") relating to Argentina's failure to make payments on sovereign debt held by the Fund. That debt, which continues to be valued according to the Fund's valuation policy, represents 1.71% of the net assets of the Fund as of August 31, 2009. Judgments were awarded in the Fund's favor on September 24, 2007; however, the Fund's ability to collect on those judgments remains uncertain and transfer of those judgements requires court approval. Costs associated with this action are being borne by the Fund. (Note 2).

(e)  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).

(f)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

(g)  Non-performing. Borrower not currently paying interest.

(h)  Past due maturity payment.

(i)  Underlying investment represents interests in defaulted securities.

(j)  Although the Fund acquired the warrants between 2000 and 2002 (in connection with the Fund's purchase of Venezuelan bonds), the warrants (and related payments on the warrants) have not been received in custody. The Fund's trading counterparties have acknowledged their delivery obligations. However, because there can be no assurance that the Fund will receive the warrants (and related payments), the Fund values the warrants (and related payments) at a discount from their market value.

(k)  In July 2008, the Fund entered into litigation against GNPA Limited ("GNPA") (an entity wholly owned by the government of Ghana) seeking payment on an unconditional promissory note issued by GNPA. The defaulted promissory note, which continues to be valued according to the Fund's valuation policy, represented less than 0.1% of the net assets of the Fund as of August 31, 2009. Costs associated with this action are borne by the Fund.

Currency Abbreviations:

ARS - Argentine Peso BRL - Brazilian Dollar CHF - Swiss Franc COP - Colombian Peso DEM - Deutsche Mark EUR - Euro FIM - Finnish Markka FRF - French Franc GBP - British Pound JPY - Japanese Yen	KRW - South Korean Won KZT - Kazakhstan Tenge MXN - Mexican Peso MYR - Malaysian Ringgit PEN - Peruvian Sol RUB - Russian Ruble TWD - Taiwan Dollar USD - United States Dollar ZAR - South African Rand

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,477,833,530) (Note 2)	$2,149,220,798
Investments in affiliated issuers, at value (cost $115,658,633) (Notes 2 and 8)	99,779,402
Foreign currency, at value (cost $1,817,841) (Note 2)	1,371,373
Receivable for investments sold	53,557
Dividends and interest receivable	33,208,215
Unrealized appreciation on open forward currency contracts (Note 2)	2,200,395
Interest receivable for open swap contracts	1,109,261
Receivable for open swap contracts (Note 2)	436,200,954
Total assets	2,723,143,955
Liabilities:
Payable for investments purchased	5,667,763
Payable for Fund shares repurchased	13,275,147
Payable to affiliate for (Note 3):
Management fee	591,253
Shareholder service fee	195,818
Trustees and Chief Compliance Officer of GMO Trust fees	4,179
Unrealized depreciation on open forward currency contracts (Note 2)	1,235,343
Payable for open swap contracts (Note 2)	462,887,293
Payable for reverse repurchase agreements (Note 2)	225,228,750
Miscellaneous payable	17,475,582
Accrued expenses	620,525
Total liabilities	727,181,653
Net assets	$1,995,962,302

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,501,720,107
Accumulated undistributed net investment income	4,813,378
Accumulated net realized loss	(131,236,300)
Net unrealized depreciation	(379,334,883)
$1,995,962,302
Net assets attributable to:
Class III shares	$604,963,359
Class IV shares	$1,390,998,943
Shares outstanding:
Class III	78,545,014
Class IV	180,675,638
Net asset value per share:
Class III	$7.70
Class IV	$7.70

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Interest	$68,237,826
Dividends from affiliated issuers (Note 8)	531,431
Dividends	513,276
Total investment income	69,282,533
Expenses:
Management fee (Note 3)	3,504,956
Shareholder service fee – Class III (Note 3)	454,420
Shareholder service fee – Class IV (Note 3)	698,469
Custodian, fund accounting agent and transfer agent fees	449,052
Interest expense (Note 2)	337,236
Legal fees	96,324
Audit and tax fees	64,768
Trustees fees and related expenses (Note 3)	20,555
Registration fees	8,924
Miscellaneous	14,997
Total expenses	5,649,701
Expense reductions (Note 2)	(21)
Net expenses	5,649,680
Net investment income (loss)	63,632,853
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(22,529,153)
Investments in affiliated issuers	4,398
Closed futures contracts	9,103
Closed swap contracts	18,820,878
Foreign currency, forward contracts and foreign currency related transactions	(22,054,810)
Net realized gain (loss)	(25,749,584)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	475,201,728
Investments in affiliated issuers	13,210,375
Open futures contracts	29,089
Open swap contracts	74,599,525
Foreign currency, forward contracts and foreign currency related transactions	(30,042,730)
Net unrealized gain (loss)	532,997,987
Net realized and unrealized gain (loss)	507,248,403
Net increase (decrease) in net assets resulting from operations	$570,881,256

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$63,632,853	$153,709,007
Net realized gain (loss)	(25,749,584)	(26,166,295)
Change in net unrealized appreciation (depreciation)	532,997,987	(1,026,863,672)
Net increase (decrease) in net assets from operations	570,881,256	(899,320,960)
Distributions to shareholders from:
Net investment income
Class III	(10,931,713)	(44,778,489)
Class IV	(23,292,115)	(170,454,066)
Total distributions from net investment income	(34,223,828)	(215,232,555)
Net realized gains
Class III	—	(14,329,630)
Class IV	—	(44,349,438)
Total distributions from net realized gains	—	(58,679,068)
	(34,223,828)	(273,911,623)
Net share transactions (Note 7):
Class III	(95,189,154)	74,710,846
Class IV	(280,189,541)	75,473,817
Increase (decrease) in net assets resulting from net share transactions	(375,378,695)	150,184,663
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	2,613,424	95,851
Class IV	5,618,689	301,304
Increase in net assets resulting from purchase premiums and redemption fees	8,232,113	397,155
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(367,146,582)	150,581,818
Total increase (decrease) in net assets	169,510,846	(1,022,650,765)
Net assets:
Beginning of period	1,826,451,456	2,849,102,221
End of period (including accumulated undistributed net investment income of $4,813,378 and distributions in excess of net investment income of $24,595,647, respectively)	$1,995,962,302	$1,826,451,456

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$5.85		$10.06		$10.73		$11.30	$11.09	$10.51
Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.54		0.68		0.86	0.88	0.89
Net realized and unrealized gain (loss)	1.76		(3.77)		(0.13)		0.30	1.14	1.16
Total from investment operations	1.97		(3.23)		0.55		1.16	2.02	2.05
Less distributions to shareholders:
From net investment income	(0.12)		(0.77)		(0.76)		(0.94)	(1.26)	(1.18)
From net realized gains	—		(0.21)		(0.46)		(0.79)	(0.55)	(0.29)
Total distributions	(0.12)		(0.98)		(1.22)		(1.73)	(1.81)	(1.47)
Net asset value, end of period	$7.70		$5.85		$10.06		$10.73	$11.30	$11.09
Total Return(a)	33.90	%**	(32.75)%		5.07%		10.98%	19.50%	20.58%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$604,963		$535,194		$734,921		$876,598	$1,020,976	$1,088,609
Net operating expenses to average daily net assets(b)	0.57	%(c)*	0.59	%(c)	0.57	%(c)	0.57%	0.57%	0.57%
Interest expense to average daily net assets(d)	0.03	%*	0.23%		0.74%		0.48%	0.22%	0.08%
Total net expenses to average daily net assets	0.60	%(c)*	0.82	%(c)	1.31	%(c)	1.05%	0.79%	0.65%
Net investment income to average daily net assets	6.33	%*	6.36%		6.36%		7.91%	7.75%	8.22%
Portfolio turnover rate	13	%**	38%		53%		83%	144%	121%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.00	(e)	$0.01		$0.01	$0.01	$0.01

(a)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$5.85		$10.06		$10.73		$11.30	$11.09	$10.51
Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.53		0.69		0.87	0.88	0.90
Net realized and unrealized gain (loss)	1.76		(3.76)		(0.13)		0.29	1.15	1.16
Total from investment operations	1.97		(3.23)		0.56		1.16	2.03	2.06
Less distributions to shareholders:
From net investment income	(0.12)		(0.77)		(0.77)		(0.94)	(1.27)	(1.19)
From net realized gains	—		(0.21)		(0.46)		(0.79)	(0.55)	(0.29)
Total distributions	(0.12)		(0.98)		(1.23)		(1.73)	(1.82)	(1.48)
Net asset value, end of period	$7.70		$5.85		$10.06		$10.73	$11.30	$11.09
Total Return(a)	33.89	%**	(32.66)%		5.13%		11.06%	19.57%	20.64%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,390,999		$1,291,258		$2,114,181		$1,996,230	$1,799,792	$1,550,402
Net operating expenses to average daily net assets(b)	0.52	%(c)*	0.54	%(c)	0.53	%(c)	0.52%	0.52%	0.52%
Interest expense to average daily net assets(d)	0.03	%*	0.23%		0.74%		0.48%	0.22%	0.08%
Total net expenses to average daily net assets	0.55	%(c)*	0.77	%(c)	1.27	%(c)	1.00%	0.74%	0.60%
Net investment income to average daily net assets	6.36	%*	6.46%		6.45%		7.97%	7.75%	8.29%
Portfolio turnover rate	13	%**	38%		53%		83%	144%	121%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.00	(e)	$0.00	(e)	$0.01	$0.00 (e)	$0.01

(a)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Emerging Markets Bond Index Global (EMBIG). The Fund invests primarily in sovereign debt of emerging countries, although it may also make investments in entities related to, but not guaranteed by, emerging countries or in entities wholly unrelated to emerging countries. Under normal circumstances, the Fund invests (including through investment in other GMO Funds) at least 80% of its assets in debt investments tied economically to emerging countries. Debt investments include (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward and/or option. The Fund typically gains its investment exposure by purchasing debt securities of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund ("SDCF") and GMO World Opportunity Overlay Fund ("Overlay Fund")). During the six-month period ended August 31, 2009, the Fund invested a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the Fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter ("OTC") derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards, and futures. The Fund also invests in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF, GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available for direct purchase.

The Fund will, if deemed prudent by the Manager, take temporary defensive measures (until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

accordance with the Fund's normal investment strategies) and may not achieve its investment objectives during those periods. Recent changes in the credit markets have reduced the liquidity of all types of fixed income securities, including asset-backed securities.

As of August 31, 2009, the Fund expected to effect redemptions of its shares in-kind above de minimis levels. The Fund has established de minimis amounts below which redemptions would be honored for cash.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $13,317,599. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 47.14% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. In certain cases, bids received from primary pricing sources or prices calculated by using industry models are adjusted by a specified discount for liquidity or other considerations. In addition, the Fund valued certain sovereign debt securities using comparable securities issued by the sovereign adjusted by a specified spread. The Fund also utilizes third party valuation services (which use industry standard models and inputs from pricing vendors) to value credit default swaps. The Fund valued certain debt securities using a specified spread above the LIBOR Rate. The Fund considered certain defaulted securities to be worthless.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$22,648,425	$162,745,344	$185,393,769
Corporate Debt	—	—	183,755,227	183,755,227
Foreign Government Agency	—	—	300,585,979	300,585,979
Foreign Government Obligations	—	—	986,101,210	986,101,210
Judgments	—	—	34,091,562	34,091,562
U.S. Government	57,281,250	178,934,388	—	236,215,638
TOTAL DEBT OBLIGATIONS	57,281,250	201,582,813	1,667,279,322	1,926,143,385
Loan Assignments	—	—	37,887,097	37,887,097
Loan Participations	—	—	124,996,777	124,996,777
Promissory Notes	—	—	3,406,116	3,406,116
Options Purchased	—	2,727,864	—	2,727,864
Mutual Funds	6,610,711	93,168,691	—	99,779,402
Rights and Warrants	—	—	10,854,750	10,854,750
Short-Term Investments	—	43,204,809	—	43,204,809
Total Investments	63,891,961	340,684,177	1,844,424,062	2,249,000,200
Derivatives
Forward Currency Contracts	—	2,200,395	—	2,200,395
Swap Agreements	—	15,339,838	420,861,116	436,200,954
Total	$63,891,961	$358,224,410	$2,265,285,178	$2,687,401,549

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(1,235,343)	$—	$(1,235,343)
Swap Agreements	—	(9,655,417)	(453,231,876)	(462,887,293)
Total	$—	$(10,890,760)	$(453,231,876)	$(464,122,636)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 95.90% and (1.63)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$209,397,142	$(62,437,142)	$(61,080)	$(3,403,568)	$41,898,417	$(22,648,425)	$162,745,344
Corporate Debt	147,174,450	(31,011,844)	122,202	(3,104,921)	70,575,340	—	183,755,227
Foreign Government Agency	186,865,558	38,222,299	8,459	(2,323,660)	77,813,323	—	300,585,979
Foreign Government Obligation	797,136,895	(56,876,048)	7,009,388	(10,460,233)	249,291,208	—	986,101,210
Judgments	29,629,895	—	366,898	—	4,094,769	—	34,091,562
Total Debt Obligations	1,370,203,940	(112,102,735)	7,445,867	(19,292,382)	443,673,057	(22,648,425)	1,667,279,322
Loan Assignments	31,003,330	2,280,057	346,804	697,465	3,559,441	—	37,887,097
Loan Participations	109,399,494	(4,345,964)	809,326	583,188	18,550,733	—	124,996,777
Mutual Funds	15,629	—	—	—	(2,141)	(13,488)	—
Promissory Notes	4,404,484	(1,280,131)	(2,995,700)	831,589	2,445,874	—	3,406,116
Rights and Warrants	5,276,876	—	—	—	5,577,874	—	10,854,750
Total Investments	1,520,303,753	(115,448,773)	5,606,297	(17,180,140)	473,804,838	(22,661,913)	1,844,424,062
Derivatives
Swap Agreements	(62,892,483)	(21,391,217)	—	21,391,217	39,243,963	(8,722,240)	(32,370,760)
Total	$1,457,411,270	$(136,839,990)	$5,606,297	$4,211,077	$513,048,801	$(31,384,153)	$1,812,053,302

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Options contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts outstanding at the end of the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2009, the Fund had entered into reverse repurchase agreements, plus accrued interest, amounting to $225,228,750, selling securities with a market value, plus accrued interest, of $239,066,755. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(105,395,789)
Total	$(105,395,789)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,613,648,286	$114,682,960	$(479,331,046)	$(364,648,086)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009, the premium on cash purchases of Fund shares was 0.50% of the amount invested and the fee on cash redemptions was 2.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Investments in emerging country debt present risks that are not presented by many other securities. Many emerging countries are subject to political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may expropriate, or impose various types of foreign currency regulations or controls that impede the Fund's ability to repatriate, amounts it is entitled to receive. These factors may result in significant volatility in the values of the Fund's holdings. The markets for emerging country debt are typically less liquid than those of developed markets. In addition, fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments denominated in foreign currencies and its foreign currency holdings.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to a repurchase or reverse repurchase agreement or other OTC derivatives contracts, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it invests primarily in sovereign debt of emerging countries, which is typically below investment grade. Below investment grade bonds ("junk bonds") have speculative characteristics, and changes in economic conditions or other circumstances are

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

more likely to lead to an issuer's weakened capacity to make principal and interest payments than is the case with investment grade bonds. This risk is also particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell less liquid securities at distressed prices or to meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund. These risks are particularly pronounced for the Fund because it invests primarily in sovereign debt of emerging countries, which is not widely traded and which may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund's investments is likely to exceed that of its benchmark.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause the portfolio to be leveraged. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions. Leverage increases the Fund's portfolio losses when the value of its investments declines.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Focused Investment Risk (increased risk from the Fund's focus on investments in a limited number of countries, regions, or sectors), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreements and other

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

Investments in emerging country debt present risks that are not presented by many other securities. Many emerging countries are subject to political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may expropriate, or impose various types of foreign currency regulations or controls that impede the Fund's ability to repatriate, amounts it receives. These factors may result in significant volatility in the values of the Fund's holdings. The markets for emerging country debt are typically less liquid than those of developed markets. In addition, fluctuations in exchange rates may adversely affect the U.S. dollar value of the Fund's investments denominated in foreign currencies and its foreign currency holdings.

The Fund's investments in many countries and credit default swaps it has written expose the Fund to a significant risk of loss. The Fund's financial position could be adversely affected (depending on whether the Fund sold or bought the credit protection) in the event of a default by any of these countries on obligations held by the Fund, obligations referenced in those credit default swaps or obligations issued by them generally.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Master Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund's operations. Due to declines in the net assets of the Fund prior to August 31, 2009, one or more counterparties are entitled to terminate early but none has taken such action.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$2,727,864	$—	$—	$—	$10,854,750	$13,582,614
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	2,200,395	—	—	—	2,200,395
Unrealized appreciation on swap agreements	3,731,596	—	410,247,535	—	22,221,823	436,200,954
Total	$6,459,460	$2,200,395	$410,247,535	$—	$33,076,573	$451,983,963
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	(1,235,343)	—	—	—	(1,235,343)
Unrealized depreciation on swap agreements	(7,681,194)	—	(436,919,294)	—	(18,286,805)	(462,887,293)
Total	$(7,681,194)	$(1,235,343)	$(436,919,294)	$—	$(18,286,805)	$(464,122,636)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables. The foregoing does not include the Fund's reverse repurchase agreements.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights and warrants)	$(3,721,230)	$—	$—	$—	$—	$(3,721,230)
Futures contracts	9,103	—	—	—	—	9,103
Swap contracts	3,246,119	—	23,163,389	—	(7,588,630)	18,820,878
Written options	—	—	—	—	—	—
Forward currency contracts	—	(22,626,987)	—	—	—	(22,626,987)
Total	$(466,008)	$(22,626,987)	$23,163,389	$—	$(7,588,630)	$(7,518,236)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$8,294,217	$—	$—	$—	$—	$8,294,217
Futures contracts	29,089	—	—	—	—	29,089
Swap contracts	(5,143,565)	—	33,759,405	—	45,983,685	74,599,525
Written options	—	—	—	—	—	—
Forward currency contracts	—	(31,245,195)	—	—	—	(31,245,195)
Total	$3,179,741	$(31,245,195)	$33,759,405	$—	$45,983,685	$51,677,636

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables. The foregoing does not include the Fund's reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Swaps	Options	Rights/ Warrants
Average notional amount outstanding	$520,855,706	$344,454,340	$6,304,432,435	$217,869,325	$8,639,544
Highest notional amount outstanding	578,451,382	2,411,180,379	6,458,424,506	296,742,706	10,854,750
Lowest notional amount outstanding	485,048,962	—	6,228,333,145	184,377,444	5,276,876

Other matters

In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") relating to Argentina's failure to make payments on sovereign debt held by the Fund. That debt, which continues to be valued according to the Fund's valuation policy, represented 1.71% of the net assets of the Fund as of August 31, 2009. Judgments were awarded in the Fund's favor on September 24, 2007; however, the Fund's ability to collect on those judgments remains uncertain, and the Fund is not able to transfer or sell the judgments without court consent. Costs associated with this action are borne by the Fund.

In July 2008, the Fund entered into litigation against GNPA Limited ("GNPA") (an entity wholly owned by the government of Ghana) seeking payment on an unconditional promissory note issued by GNPA. The defaulted promissory note, which continues to be valued according to the Fund's valuation policy, represented less than 0.1% of the net assets of the Fund as of August 31, 2009. Costs associated with this action are borne by the Fund.

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses, which include fees and expenses of the independent Trustees of the Trust, fees and expenses for legal

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
< 0.001%	0.000%	0.001%	0.001%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and Chief Compliance Officer ("CCO") during the period ended August 31, 2009 was $16,323 and $9,384, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $269,480,621 and $318,513,409, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 44.43% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.31% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 14.97% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,314,262	$22,982,213	29,283,609	$176,799,786
Shares issued to shareholders in reinvestment of distributions	877,471	6,115,971	8,768,892	57,123,655
Shares repurchased	(17,136,497)	(124,287,338)	(19,580,527)	(159,212,595)
Purchase premiums	—	38,090	—	3,273
Redemption fees	—	2,575,334	—	92,578
Net increase (decrease)	(12,944,764)	$(92,575,730)	18,471,974	$74,806,697
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	12,951,169	$96,871,777	8,624,354	$56,358,374
Shares issued to shareholders in reinvestment of distributions	233,337	1,626,358	32,907,567	209,783,649
Shares repurchased	(53,386,083)	(378,687,676)	(30,713,578)	(190,668,206)
Purchase premiums	—	75,297	—	7,071
Redemption fees	—	5,543,392	—	294,233
Net increase (decrease)	(40,201,577)	$(274,570,852)	10,818,343	$75,775,121

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$67,991,002	$—	$—	$517,430	$—	$63,816,116
GMO Special Purpose Holding Fund	15,629	—	—	—	—	13,488
GMO U.S. Treasury Fund	—	17,608,312	11,000,000	14,001	—	6,610,711
GMO World Opportunity Overlay Fund	27,808,483	—	—	—	—	29,339,087	☐
Totals	$95,815,114	$17,608,312	$11,000,000	$531,431	$—	$99,779,402

☐  The Fund received return of capital distributions in the amount of $2,541,198.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Beginning October 1, 2009, the Fund ordinarily expected to pay redemption requests with cash (less a redemption fee).

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2009 (Unaudited)

the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.60%	$1,000.00	$1,339.00	$3.54
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06
Class IV
1) Actual	0.55%	$1,000.00	$1,338.90	$3.24
2) Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.0%
Short-Term Investments	2.0
Futures	0.3
Forward Currency Contracts	0.1
Preferred Stocks	0.0
Rights and Warrants	0.0
Other	0.6
100.0%
Country / Region Summary**	% of Investments
Euro Region***	27.3%
Japan	26.8
United Kingdom	22.7
Switzerland	8.7
Sweden	4.5
Australia	4.3
Canada	1.8
Singapore	1.4
Denmark	1.1
Hong Kong	0.9
Norway	0.3
New Zealand	0.2
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
645,840	GMO Flexible Equities Fund, Class VI	13,194,512
14,630,119	GMO International Growth Equity Fund, Class IV	280,166,787
13,966,152	GMO International Intrinsic Value Fund, Class IV	287,283,748
1,587,308	GMO International Small Companies Fund, Class III	10,920,679
	TOTAL MUTUAL FUNDS (COST $830,069,382)	591,565,726
	SHORT-TERM INVESTMENTS — 0.0%
31,497	State Street Eurodollar Time Deposit, 0.01%, due 09/01/09	31,497
	TOTAL SHORT-TERM INVESTMENTS (COST $31,497)	31,497
	TOTAL INVESTMENTS — 100.0% (Cost $830,100,879)	591,597,223
	Other Assets and Liabilities (net) — (0.0%)	(42,002)
	TOTAL NET ASSETS — 100.0%	$591,555,221

See accompanying notes to the financial statements.

2

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $31,497) (Note 2)	$31,497
Investments in affiliated issuers, at value (cost $830,069,382) (Notes 2 and 8)	591,565,726
Receivable for investments sold	62,683
Receivable for expenses reimbursed by Manager (Note 3)	8,773
Total assets	591,668,679
Liabilities:
Payable for Fund shares repurchased	62,683
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,015
Accrued expenses	49,760
Total liabilities	113,458
Net assets	$591,555,221
Net assets consist of:
Paid-in capital	$908,952,186
Accumulated undistributed net investment income	9,949,642
Accumulated net realized loss	(88,842,951)
Net unrealized depreciation	(238,503,656)
$591,555,221
Net assets attributable to:
Class III shares	$591,555,221
Shares outstanding:
Class III	45,267,664
Net asset value per share:
Class III	$13.07

See accompanying notes to the financial statements.

3

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$9,957,925
Total investment income	9,957,925
Expenses:
Custodian, fund accounting agent and transfer agent fees	24,768
Audit and tax fees	16,376
Legal fees	9,476
Trustees fees and related expenses (Note 3)	4,895
Registration fees	1,104
Miscellaneous	3,864
Total expenses	60,483
Fees and expenses reimbursed by Manager (Note 3)	(51,704)
Expense reductions (Note 2)	(496)
Net expenses	8,283
Net investment income (loss)	9,949,642
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(45,686,239)
Net realized gain (loss)	(45,686,239)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	211,558,940
Net realized and unrealized gain (loss)	165,872,701
Net increase (decrease) in net assets resulting from operations	$175,822,343

See accompanying notes to the financial statements.

4

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,949,642	$24,903,946
Net realized gain (loss)	(45,686,239)	(16,891,869)
Change in net unrealized appreciation (depreciation)	211,558,940	(351,591,999)
Net increase (decrease) in net assets from operations	175,822,343	(343,579,922)
Distributions to shareholders from:
Net investment income
Class III	—	(24,913,805)
Net realized gains
Class III	—	(81,291,869)
	—	(106,205,674)
Net share transactions (Note 7):
Class III	6,449,492	140,586,628
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	5,113	87,418
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	6,454,605	140,674,046
Total increase (decrease) in net assets	182,276,948	(309,111,550)
Net assets:
Beginning of period	409,278,273	718,389,823
End of period (including accumulated undistributed net investment income of $9,949,642 and $0, respectively)	$591,555,221	$409,278,273

See accompanying notes to the financial statements.

5

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$9.20		$20.63		$22.16		$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.22		0.65		0.47		0.53
Net realized and unrealized gain (loss)	3.65		(9.20)		0.52		2.45
Total from investment operations	3.87		(8.55)		0.99		2.98
Less distributions to shareholders:
From net investment income	—		(0.62)		(1.24)		(0.72)
From net realized gains	—		(2.26)		(1.28)		(0.10)
Total distributions	—		(2.88)		(2.52)		(0.82)
Net asset value, end of period	$13.07		$9.20		$20.63		$22.16
Total Return(c)	42.07	%**	(46.05)%		3.57%		14.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$591,555		$409,278		$718,390		$440,431
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%*
Net investment income to average daily net assets(b)	3.91	%*	4.12%		2.04%		3.32	%*
Portfolio turnover rate	9	%**	33%		4%		1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.01%		0.02%		0.03	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01

(a)  Period from June 5, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The net expense ratio does not include the effect of expense reductions.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Opportunities Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other series of the Trust, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds") . Although the Fund's primary exposure is to foreign equity securities (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. As of August 31, 2009, shares of GMO Flexible Equities Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP

7

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 93.17% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities

8

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$578,371,214	$13,194,512	$—	$591,565,726
Short-Term Investments	31,497	—	—	31,497
Total	$578,402,711	$13,194,512	$—	$591,597,223

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

9

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $7,394,778.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$909,259,565	$1,275,652	$(318,937,994)	$(317,662,342)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

10

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases and the fee on cash redemptions were each 0.04% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premium and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur/reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a

11

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and its underlying funds generally seek to be fully invested and normally do not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's and the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of an underlying fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

12

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Market Risk – Fixed Income Securities (risk that the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending by an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), and Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

13

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.505%	0.090%	0.595%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $3,883 and $2,300, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $62,302,289 and $45,919,462, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

14

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 34.15% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, less than 0.01% of the Fund's shares were held senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,464,788	$46,186,956	9,740,750	$162,721,575
Shares issued to shareholders in reinvestment of distributions	—	—	7,405,391	104,659,498
Shares repurchased	(3,704,862)	(39,737,464)	(7,459,920)	(126,794,445)
Purchase premiums	—	5,113	—	55,087
Redemption fees	—	—	—	32,331
Net increase (decrease)	759,926	$6,454,605	9,686,221	$140,674,046

15

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Flexible Equities Fund, Class VI	$10,036,327	$438,376	$450,000	$—	$—	$13,194,512
GMO International Growth Equity Fund, Class IV	204,565,281	32,866,251	25,780,093	6,548,910	—	280,166,787
GMO International Intrinsic Value Fund, Class IV	194,708,590	19,030,209	19,689,369	3,372,390	—	287,283,748
GMO International Small Companies Fund, Class III	—	9,967,453	—	36,625	—	10,920,679
Totals	$409,310,198	$62,302,289	$45,919,462	$9,957,925	$—	$591,565,726

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the premiums on cash purchases and fee on cash redemptions were 0.00%.

16

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also

17

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

19

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.60%	$1,000.00	$1,420.70	$3.66
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.5%
Short-Term Investments	3.0
Futures	0.1
Other	1.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
3,236,590	GMO Quality Fund, Class VI	56,931,620
5,771,861	GMO U.S. Core Equity Fund, Class VI	56,448,798
96,623	GMO U.S. Small/Mid Cap Growth Fund, Class III	945,938
183,134	GMO U.S. Small/Mid Cap Value Fund, Class III	1,043,863
	TOTAL MUTUAL FUNDS (COST $133,256,094)	115,370,219
	SHORT-TERM INVESTMENTS — 0.0%
28,573	State Street Eurodollar Time Deposit, 0.01%, due 09/01/09	28,573
	TOTAL SHORT-TERM INVESTMENTS (COST $28,573)	28,573
	TOTAL INVESTMENTS — 100.0% (Cost $133,284,667)	115,398,792
	Other Assets and Liabilities (net) — (0.0%)	(21,964)
	TOTAL NET ASSETS — 100.0%	$115,376,828

See accompanying notes to the financial statements.

2

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $28,573) (Note 2)	$28,573
Investments in affiliated issuers, at value (cost $133,256,094) (Notes 2 and 8)	115,370,219
Receivable for expenses reimbursed by Manager (Note 3)	4,185
Total assets	115,402,977
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	255
Accrued expenses	25,894
Total liabilities	26,149
Net assets	$115,376,828
Net assets consist of:
Paid-in capital	$140,596,302
Accumulated undistributed net investment income	1,190,685
Accumulated net realized loss	(8,524,284)
Net unrealized depreciation	(17,885,875)
$115,376,828
Net assets attributable to:
Class III shares	$115,376,828
Shares outstanding:
Class III	27,308,068
Net asset value per share:
Class III	$4.23

See accompanying notes to the financial statements.

3

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,191,842
Total investment income	1,191,842
Expenses:
Audit and tax fees	15,640
Custodian, fund accounting agent and transfer agent fees	4,692
Registration fees	2,024
Legal fees	1,840
Trustees fees and related expenses (Note 3)	993
Miscellaneous	826
Total expenses	26,015
Fees and expenses reimbursed by Manager (Note 3)	(24,564)
Expense reductions (Note 2)	(294)
Net expenses	1,157
Net investment income (loss)	1,190,685
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,738
Investments in affiliated issuers	(116,873)
Net realized gain (loss)	(114,135)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	22,267,929
Net realized and unrealized gain (loss)	22,153,794
Net increase (decrease) in net assets resulting from operations	$23,344,479

See accompanying notes to the financial statements.

4

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,190,685	$1,642,157
Net realized gain (loss)	(114,135)	(7,896,007)
Change in net unrealized appreciation (depreciation)	22,267,929	(27,592,432)
Net increase (decrease) in net assets from operations	23,344,479	(33,846,282)
Distributions to shareholders from:
Net investment income
Class III	—	(1,637,551)
Net realized gains
Class III	—	(1,644,462)
	—	(3,282,013)
Net share transactions (Note 7):
Class III	22,612,116	11,468,444
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	4,778	8,571
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	22,616,894	11,477,015
Total increase (decrease) in net assets	45,961,373	(25,651,280)
Net assets:
Beginning of period	69,415,455	95,066,735
End of period (including accumulated undistributed net investment income of $1,190,685 and $0, respectively)	$115,376,828	$69,415,455

See accompanying notes to the financial statements.

5

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$3.31		$5.11		$6.38		$6.56	$6.41	$6.40
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.09		0.11		0.10	0.10	0.11
Net realized and unrealized gain (loss)	0.87		(1.70)		(0.42)		0.28	0.31	0.34
Total from investment operations	0.92		(1.61)		(0.31)		0.38	0.41	0.45
Less distributions to shareholders:
From net investment income	—		(0.08)		(0.32)		(0.15)	(0.12)	(0.14)
From net realized gains	—		(0.11)		(0.64)		(0.41)	(0.14)	(0.30)
Total distributions	—		(0.19)		(0.96)		0.56	(0.26)	(0.44)
Net asset value, end of period	$4.23		$3.31		$5.11		$6.38	$6.56	$6.41
Total Return(b)	27.79	%**	(32.42)%		(6.43)%		6.48%	6.45%	7.18%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$115,377		$69,415		$95,067		$149,312	$173,146	$151,378
Net expenses to average daily net assets(c)	0.00	%(d)(e)*	0.00	%(d)(e)	0.00	%(d)(e)	0.04%	0.01%	0.00	%(e)
Net investment income to average daily net assets(a)	2.36	%*	1.94%		1.78%		1.63%	1.52%	1.75%
Portfolio turnover rate	1	%**	39%		26%		35%	13%	16%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.05	%*	0.06%		0.04%		0.18%	0.51%	0.54%
Purchase premiums and redemption fees consisted of the following per share amounts:(f)†	$0.00		$0.00		$0.00		$0.00	$0.00	$0.00

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Net expenses were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO U.S. Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the Russell 3000 Index. The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds. The Fund also may invest in shares of GMO Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). The Fund seeks exposure to U.S. equity securities (including both growth and value style equities and equities of any market capitalization) in the Wilshire 5000 Stock Index through its investments in the underlying funds. Although the Fund's primary exposure is to U.S. equity securities, the Fund also may have exposure to foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts) tied economically to the U.S. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

7

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 4.70% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

8

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$115,370,219	$—	$—	$115,370,219
Short-Term Investments	28,573	—	—	28,573
Total	$115,398,792	$—	$—	$115,398,792

Underlying funds are classified above as either Level 1 or Level 2. For the underlying funds' summary of valuation inputs (including Level 3 inputs, if any) please refer to the respective fund's portfolio valuation note.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

9

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $62,690.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(136,192)
2/28/2017	(4,328,424)
Total	$(4,464,616)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$137,167,509	$—	$(21,768,717)	$(21,768,717)

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

10

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and its underlying funds generally seek to be fully invested and normally do not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's and the underlying funds' investments.

• Smaller Company Risk — The securities of small- and mid-cap companies typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.
11

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extend than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of an underlying fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by an underlying fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by underlying funds), Credit and Counterparty Risk (risk of default of an underlying fund's derivatives counterparty or a borrower of an underlying fund's securities), Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund and some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund's or the underlying fund's performance more than if the Fund or the underlying fund were diversified.

Purchases and redemptions of Fund shares

For the six months ended August 31, 2009, the premium on cash purchases and the fee on cash redemptions were each 0.02% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of

12

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and /or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and /or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and /or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund

13

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.323%	0.057%	0.380%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $809 and $460, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $24,434,308 and $634,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

14

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2009, 73.60% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	6,500,859	$23,248,877	7,356,216	$34,747,429
Shares issued to shareholders in reinvestment of distributions	—	—	743,764	3,203,902
Shares repurchased	(151,910)	(636,761)	(5,738,257)	(26,482,887)
Purchase premiums	—	4,651	—	3,848
Redemption fees	—	127	—	4,723
Net increase (decrease)	6,348,949	$22,616,894	2,361,723	$11,477,015

15

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Quality Equity Fund, Class VI	$36,936,978	$10,207,587	$634,000	$607,587	$—	$56,931,620
GMO U.S. Core Equity Fund, Class VI	31,320,002	13,818,127	—	575,661	—	56,448,798
GMO U.S. Small/Mid Cap Growth Fund, Class III	542,365	201,042	—	1,042	—	945,938
GMO U.S. Small/Mid Cap Value Fund, Class III	619,508	207,552	—	7,552	—	1,043,863
Totals	$69,418,853	$24,434,308	$634,000	$1,191,842	$—	$115,370,219

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the Fund's purchase premium and redemption fees were each 0.00%.

16

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also

17

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

19

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.38%	$1,000.00	$1,277.90	$2.18
2) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Semiannual Report
August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	2.5
Futures	0.2
Forward Currency Contracts	0.0
Preferred Stocks	0.0
Rights and Warrants	0.0
Other	1.3
100.0%
Country / Region Summary**	% of Investments
United States	49.3%
Japan	14.0
Euro Region***	13.4
United Kingdom	11.6
Switzerland	5.1
Sweden	2.1
Australia	2.0
Canada	0.8
Singapore	0.6
Denmark	0.5
Hong Kong	0.4
New Zealand	0.1
Norway	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
1,042,013	GMO Flexible Equities Fund, Class VI	21,288,327
10,469,235	GMO International Growth Equity Fund, Class IV	200,485,859
10,105,751	GMO International Intrinsic Value Fund, Class IV	207,875,288
2,647,960	GMO International Small Companies Fund, Class III	18,217,962
19,886,760	GMO Quality Fund, Class VI	349,808,111
16,237,710	GMO U.S. Core Equity Fund, Class VI	158,804,799
	TOTAL MUTUAL FUNDS (COST $1,181,608,136)	956,480,346
	SHORT-TERM INVESTMENTS — 0.0%
31,838	State Street Eurodollar Time Deposit, 0.01%, due 09/01/09	31,838
	TOTAL SHORT-TERM INVESTMENTS (COST $31,838)	31,838
	TOTAL INVESTMENTS — 100.0% (Cost $1,181,639,974)	956,512,184
	Other Assets and Liabilities (net) — (0.0%)	(41,593)
	TOTAL NET ASSETS — 100.0%	$956,470,591

See accompanying notes to the financial statements.

2

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $31,838) (Note 2)	$31,838
Investments in affiliated issuers, at value (cost $1,181,608,136) (Notes 2 and 8)	956,480,346
Receivable for expenses reimbursed by Manager (Note 3)	10,075
Total assets	956,522,259
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,557
Accrued expenses	50,111
Total liabilities	51,668
Net assets	$956,470,591
Net assets consist of:
Paid-in capital	$1,273,565,466
Accumulated undistributed net investment income	12,794,461
Accumulated net realized loss	(104,761,546)
Net unrealized depreciation	(225,127,790)
$956,470,591
Net assets attributable to:
Class III shares	$956,470,591
Shares outstanding:
Class III	58,337,190
Net asset value per share:
Class III	$16.40

See accompanying notes to the financial statements.

3

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$12,805,226
Total investment income	12,805,226
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,460
Audit and tax fees	16,376
Legal fees	15,180
Trustees fees and related expenses (Note 3)	7,838
Chief Compliance Officer (Note 3)	3,680
Registration fees	1,472
Miscellaneous	2,391
Total expenses	70,397
Fees and expenses reimbursed by Manager (Note 3)	(58,880)
Expense reductions (Note 2)	(752)
Net expenses	10,765
Net investment income (loss)	12,794,461
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(36,978,800)
Net realized gain (loss)	(36,978,800)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	261,622,443
Net realized and unrealized gain (loss)	224,643,643
Net increase (decrease) in net assets resulting from operations	$237,438,104

See accompanying notes to the financial statements.

4

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,794,461	$27,359,899
Net realized gain (loss)	(36,978,800)	(67,041,232)
Change in net unrealized appreciation (depreciation)	261,622,443	(387,000,660)
Net increase (decrease) in net assets from operations	237,438,104	(426,681,993)
Distributions to shareholders from:
Net investment income
Class III	—	(27,428,339)
Net realized gains
Class III	—	(48,768,521)
	—	(76,196,860)
Net share transactions (Note 7):
Class III	20,507,611	256,821,808
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	—	207,495
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	20,507,611	257,029,303
Total increase (decrease) in net assets	257,945,715	(245,849,550)
Net assets:
Beginning of period	698,524,876	944,374,426
End of period (including accumulated undistributed net investment income of $12,794,461 and $0, respectively)	$956,470,591	$698,524,876

See accompanying notes to the financial statements.

5

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006(a)
Net asset value, beginning of period	$12.29		$21.71		$24.25		$22.49	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.22		0.53		0.43		0.40	0.37
Net realized and unrealized gain (loss)	3.89		(8.50)		0.01	(c)	2.93	2.78
Total from investment operations	4.11		(7.97)		0.44		3.33	3.15
Less distributions to shareholders:
From net investment income	—		(0.54)		(1.10)		(0.73)	(0.46)
From net realized gains	—		(0.91)		(1.88)		(0.84)	(0.20)
Total distributions	—		(1.45)		(2.98)		(1.57)	(0.66)
Net asset value, end of period	$16.40		$12.29		$21.71		$24.25	$22.49
Total Return(d)	33.44	%**	(38.63)%		0.72%		14.94%	15.90	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$956,471		$698,525		$944,374		$902,324	$407,230
Net expenses to average daily net assets(e)(f)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00%	0.00	%*
Net investment income to average daily net assets(b)	3.04	%*	2.89%		1.72%		1.68%	2.42	%*
Portfolio turnover rate	8	%**	35%		20%		12%	5	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(h)	$0.00	(i)	$0.00	(i)	$0.01	$0.02

(a)  Period from June 16, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  Net expenses to average daily net assets were less than 0.01%.

(g)  The net expense ratio does not include the effect of expense reductions.

(h)  There were no redemption fees during the period.

(i)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO World Opportunities Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI World Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund also may invest in shares of other series of the Trust, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). Although the Fund's primary exposure is to foreign and U.S. equity securities (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. As of August 31, 2009, shares of GMO Flexible Equities Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP

7

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 47.22% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by that third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

8

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$935,192,019	$21,288,327	$—	$956,480,346
Short-Term Investments	31,838	—	—	31,838
Total	$935,223,857	$21,288,327	$—	$956,512,184

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities using Level 3 inputs was less than 0.01% of total net assets.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

9

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $17,086,019.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,264,708,148	$3,564,005	$(311,759,969)	$(308,195,964)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

10

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases and the fee on cash redemptions were each 0.04% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premium and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premium and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

11

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and its underlying funds generally seek to be fully invested and normally do not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's and the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

12

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater market risk and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of an underlying fund's investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged by an underlying fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending by an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries), Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

13

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.408%	0.070%	0.478%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $6,273 and $3,680, respectively. The compensation and expenses of the CCO are included in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $98,325,087 and $65,033,308, respectively.

14

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 10.59% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, less than 0.01% of the Fund's shares were held senior management of the Manager and GMO Trust officers and 9.19% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,709,319	$69,085,850	21,444,708	$386,255,390
Shares issued to shareholders in reinvestment of distributions	—	—	4,310,232	76,196,861
Shares repurchased	(3,201,957)	(48,578,239)	(12,427,876)	(205,630,443)
Purchase premiums	—	—	—	147,229
Redemption fees	—	—	—	60,266
Net increase (decrease)	1,507,362	$20,507,611	13,327,064	$257,029,303

15

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Flexible Equities Fund, Class VI	$14,631,268	$2,212,702	$529,688	$—	$—	$21,288,327
GMO International Growth Equity Fund, Class IV	146,275,269	23,096,561	17,716,191	4,854,807	—	200,485,859
GMO International Intrinsic Value Fund, Class IV	140,086,040	18,756,571	17,961,102	2,510,767	—	207,875,288
GMO International Small Companies Fund, Class III	—	16,611,749	—	60,792	—	18,217,962
GMO Quality Fund, Class VI	275,208,643	27,684,460	20,376,753	3,729,667	—	349,808,111
GMO U.S. Core Equity Fund, Class VI	122,343,703	9,963,044	8,449,574	1,649,193	—	158,804,799
Totals	$698,544,923	$98,325,087	$65,033,308	$12,805,226	$—	$956,480,346

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the premium on cash purchases was 0.00% of the amount invested and the fee on cash redemptions was 0.00% of the amount redeemed.

16

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also

17

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

19

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,334.40	$2.82
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	86.6%
Cash and Cash Equivalents	70.9
Short-Term Investments	7.1
Preferred Stocks	0.0
Rights and Warrants	0.0
Forward Currency Contracts	(0.1)
Swaps	(28.9)
Futures	(52.1)
Other	16.5
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds"). Swaps and futures concentrations assume the notional value of the respective contracts.

1

GMO Alpha Only Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 93.0%
	United States — 93.0%
	Affiliated Issuers
14,212,745	GMO International Growth Equity Fund, Class IV	272,174,076
13,221,980	GMO International Intrinsic Value Fund, Class IV	271,976,138
1,995,286	GMO International Small Companies Fund, Class III	13,727,571
20,380,503	GMO Quality Fund, Class VI	358,493,048
20,187,482	GMO U.S. Core Equity Fund, Class VI	197,433,573
1,400,129	GMO U.S. Treasury Fund	35,017,216
	Total United States	1,148,821,622
	TOTAL MUTUAL FUNDS (COST $1,021,009,573)	1,148,821,622
	SHORT-TERM INVESTMENTS — 2.0%
62,152	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	62,152
24,200,000	HSBC Bank (USA) Time Deposit, 0.13%, due 09/01/09	24,200,000
	TOTAL SHORT-TERM INVESTMENTS (COST $24,262,152)	24,262,152
	TOTAL INVESTMENTS — 95.0% (Cost $1,045,271,725)	1,173,083,774
	Other Assets and Liabilities (net) — 5.0%	61,794,951
	TOTAL NET ASSETS — 100.0%	$1,234,878,725

See accompanying notes to the financial statements.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	AUD	386,000	$324,914	$1,760
10/23/09	DKK	47,353,830	9,110,861	134,428
10/23/09	EUR	3,484,000	4,994,774	6,035
10/23/09	EUR	12,694,008	18,198,538	301,624
10/23/09	NOK	34,153,159	5,667,032	112,993
10/23/09	SEK	127,015,741	17,847,005	275,241
10/23/09	SEK	37,968,000	5,334,891	(69,986)
			$61,478,015	$762,095
Sales #
10/23/09	AUD	18,393,469	$15,482,627	$(418,376)
10/23/09	AUD	18,393,469	15,482,627	(401,086)
10/23/09	AUD	15,238,000	12,826,524	(317,543)
10/23/09	CHF	14,689,900	13,879,294	(266,241)
10/23/09	CHF	11,803,000	11,151,696	(65,216)
10/23/09	EUR	19,537,000	28,008,871	(209,381)
10/23/09	GBP	12,219,709	19,891,472	197,486
10/23/09	GBP	12,219,709	19,891,472	302,172
10/23/09	GBP	14,073,000	22,908,293	308,132
10/23/09	HKD	30,878,000	3,985,654	(265)
10/23/09	HKD	74,097,248	9,564,286	525
10/23/09	JPY	2,770,060,000	29,780,237	(245,217)
10/23/09	JPY	2,349,722,580	25,261,292	(450,431)
10/23/09	JPY	2,349,722,580	25,261,292	(458,183)
10/23/09	JPY	2,349,722,580	25,261,293	(425,282)
10/23/09	JPY	2,349,722,580	25,261,293	(445,085)
10/23/09	NZD	598,268	409,220	(9,009)
10/23/09	SGD	7,685,463	5,331,011	(35,312)
10/23/09	SGD	3,325,000	2,306,382	(13,819)
			$311,944,836	$(2,952,131)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
119	Amsterdam Exchanges	September 2009	$10,139,607	$469,861
93	DAX	September 2009	18,257,799	1,466,651
49	IBEX 35	September 2009	7,996,157	506,099
1,548	OMXS 30	September 2009	19,739,390	851,706
			$56,132,953	$3,294,317
Sales
441	CAC 40	September 2009	$23,164,980	$(1,508,777)
835	FTSE 100	September 2009	66,378,200	(5,886,290)
104	Hang Seng	September 2009	13,171,046	543,136
179	MSCI Singapore	September 2009	7,781,869	88,938
5,553	S&P 500 E-Mini Index	September 2009	283,133,587	(14,353,421)
107	S&P/MIB	September 2009	17,269,450	(2,012,613)
476	SPI 200	September 2009	44,922,686	(4,611,043)
1,288	TOPIX	September 2009	132,914,689	(4,291,055)
			$588,736,507	$(32,031,125)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
96,053,920	USD	1/11/2010	Morgan Stanley	Custom Low	Daily Federal Funds
				Quality Equity Basket	Rate -0.52%	$(56,780,011)
57,246,978	USD	2/3/2010	Goldman Sachs	Custom Low Quality Equity Basket	Daily Federal Funds Rate -0.80%	(37,936,661)
154,123,854	USD	8/9/2010	Citigroup	Custom Low Quality Equity Basket	3 month LIBOR -0.90%	(2,033,724)
49,659,736	USD	8/9/2010	JP Morgan Chase Bank	Custom Low Quality Equity Basket	3 month LIBOR -1.35%	(494,364)
						$(97,244,760)
					Premiums to (Pay) Receive	$—

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $24,262,152) (Note 2)	$24,262,152
Investments in affiliated issuers, at value (cost $1,021,009,573) (Notes 2 and 8)	1,148,821,622
Foreign currency, at value (cost $735,871) (Note 2)	735,871
Receivable for investments sold	34,700,000
Dividends and interest receivable	657
Unrealized appreciation on open forward currency contracts (Note 2)	1,640,396
Receivable for collateral on open futures contracts (Note 2)	50,936,000
Receivable for variation margin on open futures contracts (Note 2)	3,327,992
Receivable for collateral on open swap contracts (Note 2)	96,885,576
Receivable for expenses reimbursed by Manager (Note 3)	434,000
Total assets	1,361,744,266
Liabilities:
Payable for Fund shares repurchased	25,000,000
Payable to affiliate for (Note 3):
Management fee	473,874
Shareholder service fee	98,699
Trustees and Chief Compliance Officer of GMO Trust fees	3,848
Unrealized depreciation on open forward currency contracts (Note 2)	3,830,432
Payable for open swap contracts (Note 2)	97,244,760
Accrued expenses	213,928
Total liabilities	126,865,541
Net assets	$1,234,878,725
Net assets consist of:
Paid-in capital	$2,331,995,431
Distributions in excess of net investment income	(13,924,335)
Accumulated net realized loss	(1,082,832,816)
Net unrealized depreciation	(359,555)
$1,234,878,725
Net assets attributable to:
Class III shares	$96,434,673
Class IV shares	$1,138,444,052
Shares outstanding:
Class III	19,379,232
Class IV	228,768,412
Net asset value per share:
Class III	$4.98
Class IV	$4.98

See accompanying notes to the financial statements.

6

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$13,130,093
Interest	70,928
Total investment income	13,201,021
Expenses:
Management fee (Note 3)	2,606,539
Shareholder service fee – Class III (Note 3)	71,319
Shareholder service fee – Class IV (Note 3)	473,761
Custodian and fund accounting agent fees	128,576
Legal fees	43,056
Audit and tax fees	35,236
Transfer agent fees	21,160
Trustees fees and related expenses (Note 3)	13,843
Registration fees	3,588
Miscellaneous	11,592
Total expenses	3,408,670
Fees and expenses reimbursed by Manager (Note 3)	(219,196)
Expense reductions (Note 2)	(189)
Indirectly incurred fees waived or borne by Manager (Note 3)	(1,786,734)
Shareholder service fee waived (Note 3)	(315,530)
Net expenses	1,087,021
Net investment income (loss)	12,114,000
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(542,422,735)
Closed futures contracts	33,089,321
Closed swap contracts	8,233,163
Foreign currency, forward contracts and foreign currency related transactions	5,746,162
Net realized gain (loss)	(495,354,089)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	722,985,548
Open futures contracts	(110,187,522)
Open swap contracts	(204,277,005)
Foreign currency, forward contracts and foreign currency related transactions	(10,913,897)
Net unrealized gain (loss)	397,607,124
Net realized and unrealized gain (loss)	(97,746,965)
Net increase (decrease) in net assets resulting from operations	$(85,632,965)

See accompanying notes to the financial statements.

7

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,114,000	$67,634,088
Net realized gain (loss)	(495,354,089)	630,224,954
Change in net unrealized appreciation (depreciation)	397,607,124	(332,733,684)
Net increase (decrease) in net assets from operations	(85,632,965)	365,125,358
Distributions to shareholders from:
Net investment income
Class III	(6,172,043)	(57,987,423)
Class IV	(87,315,114)	(869,600,332)
Total distributions from net investment income	(93,487,157)	(927,587,755)
Net realized gains
Class III	—	(30,565,835)
Class IV	—	(445,995,777)
Total distributions from net realized gains	—	(476,561,612)
	(93,487,157)	(1,404,149,367)
Net share transactions (Note 7):
Class III	(10,555,381)	7,583,957
Class IV	(551,310,024)	272,747,018
Increase (decrease) in net assets resulting from net share transactions	(561,865,405)	280,330,975
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	—	73,187
Class IV	—	447,577
Increase in net assets resulting from purchase premiums and redemption fees	—	520,764
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(561,865,405)	280,851,739
Total increase (decrease) in net assets	(740,985,527)	(758,172,270)
Net assets:
Beginning of period	1,975,864,252	2,734,036,522
End of period (including distributions in excess of net investment income of $13,924,335 and accumulated undistributed net investment income of $67,448,822, respectively)	$1,234,878,725	$1,975,864,252

See accompanying notes to the financial statements.

8

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$5.77		$11.11		$10.42		$10.36	$10.26	$9.99
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.23		0.21		0.17	0.16	0.19
Net realized and unrealized gain (loss)	(0.55)		0.93		0.70		0.10	0.31	0.08
Total from investment operations	(0.49)		1.16		0.91		0.27	0.47	0.27
Less distributions to shareholders:
From net investment income	(0.30)		(4.41)		(0.22)		(0.21)	(0.37)	—
From net realized gains	—		(2.09)		—		—	—	—
Total distributions	(0.30)		(6.50)		(0.22)		(0.21)	(0.37)	—
Net asset value, end of period	$4.98		$5.77		$11.11		$10.42	$10.36	$10.26
Total Return(b)	(9.03	)%**	11.92%		8.74%		2.64%	4.63%	2.70%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$96,435		$121,711		$176,067		$166,626	$1,460,161	$179,488
Net expenses to average daily net assets(c)	0.25	%(d)*	0.23	%(d)	0.16	%(d)	0.15%	0.10%	0.18%
Net investment income to average daily net assets(a)	2.45	%*	2.37%		1.91%		1.66%	1.52%	1.94%
Portfolio turnover rate	49	%**	87%		44%		22%	40%	19%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.45	%*	0.44%		0.51%		0.53%	0.59%	0.62%
Redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.00	(f)	$0.01		$0.01	$0.02	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  There were no redemption fees during the period.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$5.77		$11.11		$10.41		$10.37
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.06		0.24		0.21		0.20
Net realized and unrealized gain (loss)	(0.55)		0.92		0.71		0.06
Total from investment operations	(0.49)		1.16		0.92		0.26
Less distributions to shareholders:
From net investment income	(0.30)		(4.41)		(0.22)		(0.22)
From net realized gains	—		(2.09)		—		—
Total distributions	(0.30)		(6.50)		(0.22)		(0.22)
Net asset value, end of period	$4.98		$5.77		$11.11		$10.41
Total Return(c)	(9.02	)%**	12.00%		8.90%		2.54	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,138,444		$1,854,153		$2,557,970		$1,693,793
Net expenses to average daily net assets(d)	0.20	%(e)*	0.18	%(e)	0.11	%(e)	0.10	%*
Net investment income to average daily net assets(b)	2.31	%*	2.52%		1.96%		1.93	%*
Portfolio turnover rate	49	%**	87%		44%		22	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.44	%*	0.44%		0.51%		0.53	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(g)	$0.01		$0.00	(g)

(a)  Period from March 2, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  There were no redemption fees during the period.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Alpha Only Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to outperform its benchmark, the Citigroup 3 Month Treasury Bill Index. The Fund invests in shares of the GMO U.S. Equity Funds and the GMO International Equity Funds, and also may invest in shares of GMO Emerging Country Debt Fund ("ECDF") and GMO Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may invest in securities. The Fund implements its strategy with investments in a combination of U.S., foreign, and emerging country equities and emerging country debt. The Manager seeks to hedge some or all of the broad market exposure of the underlying funds and assets in which the Fund invests by using futures, swap contracts, and currency forwards and by making short sales of securities (e.g., shares of an exchange-traded fund). To the extent that the Fund's hedges are effective, the performance of the Fund's portfolio is expected to have a low correlation to the performance of the underlying funds and assets in which the Fund invests. Instead, the Fund's performance is expected to approximate the performance of the underlying funds and assets in which the Fund invests relative to the broader securities markets. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in

11

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the creditworthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 44.79% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

12

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds
United States	$1,148,821,622	$—	$—	$1,148,821,622
Short-Term Investments	24,262,152	—	—	24,262,152
Total Investments	1,173,083,774	—	—	1,173,083,774
Derivatives
Forward Currency Contracts	—	1,640,396	—	1,640,396
Futures Contracts	—	3,926,391	—	3,926,391
Total	$1,173,083,774	$5,566,787	$—	$1,178,650,561

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(3,830,432)	$—	$(3,830,432)
Futures Contracts	(14,353,421)	(18,309,778)	—	(32,663,199)
Swap Agreements	—	(97,244,760)	—	(97,244,760)
Total	$(14,353,421)	$(119,384,970)	$—	$(133,738,391)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities using Level 3 inputs was less than 0.01% of total net assets.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

13

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby

14

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

15

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for certain swap contracts in those markets or on those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values certain swap contracts using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all

17

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $96,558,266.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,450,426,293	—	$(277,342,519)	$(277,342,519)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

During the six month period ended August 31, 2009, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the

19

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by the Fund or underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Manager attempts to offset the movement of the equity markets by establishing hedging positions, but there is no guarantee that the hedging positions will produce the desired results. In addition, as a result of the Fund's hedging positions, the value of the Fund's shares will be adversely affected if the return on the Fund's equity positions is lower than the returns that are the subject of the Fund's hedging positions.

• Derivatives Risk — The use of derivatives by the Fund or underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset. This risk is particularly pronounced because the Fund uses various types of exchange-traded and over-the counter derivatives to attempt to implement its investment strategy.

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. .markets. The Fund or an underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund or an underlying fund from selling securities or closing derivative positions at desirable prices.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

• Market Risk — Fixed Income Securities — Typically, the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and widening credit spreads on asset-backed securities. Recent market events caused credit spreads for asset-backed and other fixed income securities to widen dramatically and contributed to substantial declines in their value. There can be no assurance these conditions will not continue or that they will not deteriorate further.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives may cause the Fund's portfolio to be leveraged. Because the Fund and some underlying funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions, the Fund may be leveraged in relation to its assets. Leverage increases the Fund's portfolio losses and reduces opportunities for gain when interest rates or currency rates are changing.

Other principal risks of an investment in the Fund include Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's or an underlying fund's investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or derivatives counterparty of the Fund or of an underlying fund or a borrower of the Fund's or an underlying fund's securities), Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investment by the Fund or an underlying fund in companies with smaller market capitalizations), and Short Sales Risk (risk that the Fund's loss on a short sale of securities that the Fund does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that

21

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund and some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund's or the underlying fund's performance more than if the Fund or the underlying fund were diversified. Certain of the above referenced risks are more pronounced for the Fund as a result of its investment in ECDF.

Among other trading agreements, the Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Agreements") with select counterparties that generally govern over-the-counter derivative transactions entered into by the Fund. The ISDA Master Agreements typically include standard representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other standard provisions. Termination events include the decline in the net assets of the Fund below a certain level over a specified period of time and entitles a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material impact on the Fund's operations. Due to declines in the net assets of the Fund during the period ended August 31, 2009, one or more counterparties are entitled to terminate early but none has taken such action.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Manager seeks to hedge some or all of the broad market exposure of the underlying GMO Trust Funds and other assets in which the Fund invests by using futures, swap contracts, and currency forwards and by making short sales of securities (e.g., shares of an exchange-traded fund).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms

22

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

(e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	3,926,391	—	3,926,391
Unrealized appreciation on forward currency contracts	—	1,640,396	—	—	—	1,640,396
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$1,640,396	$—	$3,926,391	$—	$5,566,787
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	(32,663,199)	—	(32,663,199)
Unrealized depreciation on forward currency contracts	—	(3,830,432)	—	—	—	(3,830,432)
Unrealized depreciation on swap agreements	—	—	—	(97,244,760)	—	(97,244,760)
Total	$—	$(3,830,432)	$—	$(129,907,959)	$—	$(133,738,391)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

24

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	33,089,321	—	33,089,321
Swap contracts	—	—	—	8,233,163	—	8,233,163
Written options	—	—	—	—	—	—
Forward currency contracts	—	1,266,694	—	—	—	1,266,694
Total	$—	$1,266,694	$—	$41,322,484	$—	$42,589,178
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	(110,187,522)	—	(110,187,522)
Swap contracts	—	—	—	(204,277,005)	—	(204,277,005)
Written options	—	—	—	—	—	—
Forward currency contracts	—	(10,913,897)	—	—	—	(10,913,897)
Total	$—	$(10,913,897)	$—	$(314,464,527)	$—	$(325,378,424)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Swaps
Average notional amount outstanding	$418,837,539	$458,039,281	$420,598,751
Highest notional amount outstanding	959,183,224	714,255,026	715,669,901
Lowest notional amount outstanding	186,621,680	329,424,622	357,084,488

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

25

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent that the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses"). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in underlying funds (excluding these Funds' Excluded Fund Fees and Expenses) exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.345%	0.060%	0.405%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $11,175 and $6,900, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

26

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $468,532,633 and $946,567,540, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 75.62% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust.

As of August 31, 2009, 1.47% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 97.18% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,479,119	$38,649,530	10,891,534	$107,005,790
Shares issued to shareholders in reinvestment of distributions	962,240	5,306,700	10,963,624	75,954,352
Shares repurchased	(10,145,613)	(54,511,611)	(16,617,931)	(175,376,185)
Purchase premiums	—	—	—	65,115
Redemption fees	—	—	—	8,072
Net increase (decrease)	(1,704,254)	$(10,555,381)	5,237,227	$7,657,144

27

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	80,772,075	$407,916,245	81,138,618	$775,605,728
Shares issued to shareholders in reinvestment of distributions	15,779,561	87,315,114	192,685,490	1,315,596,109
Shares repurchased	(189,007,069)	(1,046,541,383)	(182,907,526)	(1,818,454,819)
Purchase premiums	—	—	—	404,109
Redemption fees	—	—	—	43,468
Net increase (decrease)	(92,455,433)	$(551,310,024)	90,916,582	$273,194,595

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$368,331,113	$76,404,449	$216,483,770	$5,544,449	$—	$272,174,076
GMO International Intrinsic Value Fund, Class IV	354,875,492	80,088,564	227,633,770	2,888,564	—	271,976,138
GMO International Small Companies Fund, Class III	—	16,729,839	4,600,000	62,299	—	13,727,571
GMO Quality Fund, Class VI	467,659,107	125,369,517	276,250,000	2,969,517	—	358,493,048
GMO U.S. Core Equity Fund, Class VI	255,428,005	59,911,054	146,600,000	1,636,053	—	197,433,573
GMO U.S. Treasury Fund	—	110,029,210	75,000,000	29,211	—	35,017,216
Totals	$1,446,293,717	$468,532,633	$946,567,540	$13,130,093	$—	$1,148,821,622

28

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

29

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to the peer group data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

30

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

31

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

32

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.66%	$1,000.00	$909.70	$3.18
2) Hypothetical	0.66%	$1,000.00	$1,021.88	$3.36
Class IV
1) Actual	0.61%	$1,000.00	$909.80	$2.94
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	92.4%
Short-Term Investments	7.0
Options Purchased	2.5
Swaps	0.8
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	0.0
Futures	(0.3)
Written Options	(0.8)
Reverse Repurchase Agreements	(2.8)
Other	0.9
100.0%
Country / Region Summary**	% of Investments
United States	99.7%
United Kingdom	5.5
Euro Region***	4.6
Emerging****	4.6
Australia	1.8
Canada	1.5
Sweden	0.5
Japan	(18.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Uruguay, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

1

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 16.1%
	U.S. Government — 16.1%
7,605,080	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16 (a)	7,740,542
5,021,750	U.S. Treasury Inflation Indexed Bond, 2.13%, due 01/15/19 (a)	5,173,969
11,439,700	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	11,689,943
10,864,400	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	10,555,438
10,807,650	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	10,067,996
4,332,933	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a) (b)	5,214,416
13,116,900	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a) (b)	16,424,825
	Total U.S. Government	66,867,129
	TOTAL DEBT OBLIGATIONS (COST $67,086,401)	66,867,129
	MUTUAL FUNDS — 80.7%
	Affiliated Issuers — 80.7%
2,065,631	GMO Emerging Country Debt Fund, Class III	15,905,358
13,970,321	GMO Short-Duration Collateral Fund	224,223,657
28,918	GMO Special Purpose Holding Fund (c)	18,219
510,981	GMO U.S. Treasury Fund	12,779,629
4,225,208	GMO World Opportunity Overlay Fund	81,800,023
	TOTAL MUTUAL FUNDS (COST $368,365,172)	334,726,886
	SHORT-TERM INVESTMENTS — 1.7%
	Money Market Funds — 1.6%
6,815,234	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	6,815,234
	Other Short-Term Investments — 0.1%
300,000	U.S. Treasury Bill, 0.28%, due 05/06/10 (b) (d)	299,440
	TOTAL SHORT-TERM INVESTMENTS (COST $7,114,186)	7,114,674
	TOTAL INVESTMENTS — 98.5% (Cost $442,565,759)	408,708,689
	Other Assets and Liabilities (net) — 1.5%	6,238,835
	TOTAL NET ASSETS — 100.0%	$414,947,524

See accompanying notes to the financial statements.

2

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
23	Australian Government Bond 10 Yr.	September 2009	$2,029,534	$13,012
39	Australian Government Bond 3 Yr.	September 2009	3,375,685	(29,729)
33	Canadian Government Bond 10 Yr.	December 2009	3,620,760	14,010
2	Euro BOBL	September 2009	333,764	1,085
4	Euro Bund	September 2009	703,921	7,049
4	U.S. Treasury Note 2 Yr. (CBT)	December 2009	865,375	1,928
6	U.S. Treasury Note 5 Yr. (CBT)	December 2009	691,500	2,988
48	UK Gilt Long Bond	December 2009	9,268,738	26,366
			$20,889,277	$36,709
Sales
4	U.S. Treasury Bond (CBT)	December 2009	$479,000	$(2,621)
104	U.S. Treasury Note 10 Yr. (CBT)	December 2009	12,190,750	(70,187)
48	Japanese Government Bond 10 Yr. (TSE)	September 2009	71,990,882	(1,342,453)
			$84,660,632	$(1,415,261)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
25,000,000	USD	4/15/2010	Barclays Bank PLC	(0.60%)	CPURNSA Index (a)	$417,610
285,000,000	USD	10/14/2009	Barclays Bank PLC	0.50%	Barclays TIPS Index Total Return (a)	5,720,334
						$6,137,944
					Premiums to (Pay) Receive	$—

As of August 31, 2009, for the futures and/or swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

3

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

CPURNSA - Consumer Price All Urban Non-Seasonally Adjusted

TIPS - Treasury Inflation Protected Securities

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts (Note 2).

(c)  Underlying investment represents interests in defaulted securities.

(d)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $74,200,587) (Note 2)	$73,981,803
Investments in affiliated issuers, at value (cost $368,365,172) (Notes 2 and 8)	334,726,886
Interest receivable	374,902
Receivable for collateral on open futures contracts (Note 2)	74,158
Receivable for open swap contracts (Note 2)	6,137,944
Receivable for expenses reimbursed by Manager (Note 3)	26,515
Total assets	415,322,208
Liabilities:
Payable to affiliate for (Note 3):
Management fee	86,820
Shareholder service fee	28,894
Trustees and Chief Compliance Officer of GMO Trust fees	805
Payable for variation margin on open futures contracts (Note 2)	173,630
Accrued expenses	84,535
Total liabilities	374,684
Net assets	$414,947,524
Net assets consist of:
Paid-in capital	$526,883,521
Distributions in excess of net investment income	(26,894,218)
Accumulated net realized loss	(55,952,869)
Net unrealized depreciation	(29,088,910)
$414,947,524
Net assets attributable to:
Class III shares	$119,448,665
Class VI shares	$295,498,859
Shares outstanding:
Class III	7,088,809
Class VI	17,546,828
Net asset value per share:
Class III	$16.85
Class VI	$16.84

See accompanying notes to the financial statements.

5

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,083,822
Interest	2,013,512
Dividends	939
Total investment income	4,098,273
Expenses:
Management fee (Note 3)	495,544
Shareholder service fee – Class III (Note 3)	91,849
Shareholder service fee – Class VI (Note 3)	75,342
Custodian, fund accounting agent and transfer agent fees	83,168
Audit and tax fees	34,316
Legal fees	9,108
Trustees fees and related expenses (Note 3)	4,027
Registration fees	2,944
Miscellaneous	3,680
Total expenses	799,978
Fees and expenses reimbursed by Manager (Note 3)	(128,984)
Indirectly incurred fees waived or borne by Manager (Note 3)	(28,212)
Shareholder service fee waived (Note 3)	(10,415)
Net expenses	632,367
Net investment income (loss)	3,465,906
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	12,006
Closed futures contracts	(21,570)
Closed swap contracts	4,804,900
Foreign currency, forward contracts and foreign currency related transactions	(2,805)
Net realized gain (loss)	4,792,531
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,499,941
Investments in affiliated issuers	47,251,682
Open futures contracts	(1,378,552)
Open swap contracts	14,648,136
Foreign currency, forward contracts and foreign currency related transactions	8,768
Net unrealized gain (loss)	63,029,975
Net realized and unrealized gain (loss)	67,822,506
Net increase (decrease) in net assets resulting from operations	$71,288,412

See accompanying notes to the financial statements.

6

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,465,906	$16,042,051
Net realized gain (loss)	4,792,531	(22,061,546)
Change in net unrealized appreciation (depreciation)	63,029,975	(94,300,285)
Net increase (decrease) in net assets from operations	71,288,412	(100,319,780)
Distributions to shareholders from:
Net investment income
Class III	(4,651,370)	(11,449,888)
Class VI	(10,387,052)	(37,250,183)
Total distributions from net investment income	(15,038,422)	(48,700,071)
Return of capital
Class III	(2,365,409)	—
Class VI	(5,296,172)	—
Total distributions from return of capital	(7,661,581)	—
	(22,700,003)	—
Net share transactions (Note 7):
Class III	(10,342,887)	9,787,174
Class VI	8,901,408	279,038,782
Increase (decrease) in net assets resulting from net share transactions	(1,441,479)	288,825,956
Redemption fees (Notes 2 and 7):
Class III	31,215	20,582
Class VI	—	90,895
Increase in net assets resulting from redemption fees	31,215	111,477
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(1,410,264)	288,937,433
Total increase (decrease) in net assets	47,178,145	139,917,582
Net assets:
Beginning of period	367,769,379	227,851,797
End of period (including distributions in excess of net investment income of $26,894,218 and $15,321,702, respectively)	$414,947,524	$367,769,379

See accompanying notes to the financial statements.

7

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$14.88		$23.52		$25.47		$24.96
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.14		0.82		1.13		0.75
Net realized and unrealized gain (loss)	2.75		(6.90)		(0.21)		0.68
Total from investment operations	2.89		(6.08)		0.92		1.43
Less distributions to shareholders:
From net investment income	(0.61)		(2.56)		(2.81)		(0.87)
From net realized gains	—		—		(0.06)		(0.05)
Return of capital	(0.31)		—		—		—
Total distributions	(0.92)		(2.56)		(2.87)		(0.92)
Net asset value, end of period	$16.85		$14.88		$23.52		$25.47
Total Return(c)	19.85	%**	(26.89)%		3.95%		5.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$119,449		$114,859		$137,492		$260,205
Net operating expenses to average daily net assets(e)	0.38	%*	0.39	%(d)	0.37	%(d)	0.39	%*
Interest expense to average daily net assets	—		—		0.07%		—
Total net expenses to average daily net assets	0.38	%*	0.39	%(d)	0.44	%(d)	0.39	%*
Net investment income to average daily net assets(b)	1.74	%*	4.17%		4.51%		4.37	%*
Portfolio turnover rate	7	%**	56%		131%		37	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.11%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		—		—

(a)  Period from June 29, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$14.87		$23.51		$25.48		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.14		1.37		1.38		0.83
Net realized and unrealized gain (loss)	2.75		(7.43)		(0.45)		0.60
Total from investment operations	2.89		(6.06)		0.93		1.43
Less distributions to shareholders:
From net investment income	(0.61)		(2.58)		(2.84)		(0.90)
From net realized gains	—		—		(0.06)		(0.05)
Return of capital	(0.31)		—		—		—
Total distributions	(0.92)		(2.58)		(2.90)		(0.95)
Net asset value, end of period	$16.84		$14.87		$23.51		$25.48
Total Return(c)	19.90	%**	(26.82)%		4.00%		5.75	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$295,499		$252,911		$90,360		$1,874,841
Net operating expenses to average daily net assets(d)	0.29	%*	0.30	%(e)	0.29	%(e)	0.29	%*
Interest expense to average daily net assets	—		—		0.07%		—
Total net expenses to average daily net assets	0.29	%*	0.30	%(e)	0.36	%(e)	0.29	%*
Net investment income to average daily net assets(b)	1.75	%*	7.73%		5.48%		4.33	%*
Portfolio turnover rate	7	%**	56%		131%		37	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.09%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		—		—

(a)  Period from May 31, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Inflation Indexed Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index. The Fund primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. The Fund seeks additional returns by seeking to exploit differences in global interest rates, sectors, and credit, currency, and emerging country debt markets. The Fund may implement its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other series of the Trust and/or (ii) directly by purchasing inflation-indexed bonds. The Fund has historically gained its investment exposure primarily through the use of derivatives and investments in other series of the Trust. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that invests primarily in asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Under normal circumstances, the Fund invests (including through investment in other series of the Trust) at least 80% of its assets in inflation indexed bonds (which include instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue). For these purposes, the term "bonds" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. To implement its investment strategies, the Fund may invest in or hold: inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); derivatives, including without limitation, futures contracts, currency options, currency forwards, credit default swaps and other swap contracts (to gain exposure to inflation indexed bonds and/or the global interest rate, credit, and currency markets); shares of SDCF (to gain exposure to asset-backed securities); shares of Overlay Fund (to attempt to exploit misvaluations in world interest rates, currencies, and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to sovereign debt of

10

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

emerging countries); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). Because of the deterioration in credit markets that became acute in 2008, the Fund through its investment in SDCF and Overlay Fund currently holds and may continue to hold material positions of below investment grade securities. This is in addition to the Fund's emerging country debt investments. The Fund also may invest in unaffiliated money market funds.

Throughout the year ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of SDCF, GMO Special Purpose Holding Fund and Overlay Fund were not publicly available.

From prior to March 1, 2009 through July 12, 2009 the Fund had a policy to effect redemptions of its shares in-kind above de minimis levels. The Fund established de minimis amounts below which redemptions would be honored for cash. Beginning July 13, 2009, the Fund had a policy to pay redemption requests with cash (less a redemption fee).

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a significant portion of the Fund's dividends received from other GMO funds is expected to be a return of capital for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" reported in the Statement of Operations has been reduced by the portion estimated to be a return of capital as of August 31, 2009. The estimated return of capital is $46,792,582. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the estimated return of capital. Furthermore, the "distributions to shareholders from return of capital" disclosed in the Statement of Changes in Net Assets and Financial Highlights are also estimates as of August 31, 2009. Both the dividends from affiliated issuers and distributions to shareholders from return of capital are subject to change and will not be finalized until February 28, 2010, the Fund's upcoming fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

11

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 15.88% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

12

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$66,867,129	$—	$66,867,129
TOTAL DEBT OBLIGATIONS	—	66,867,129	—	66,867,129
Mutual Funds	28,684,987	306,041,899	—	334,726,886
Short-Term Investments	299,440	6,815,234	—	7,114,674
Total Investments	28,984,427	379,724,262	—	408,708,689
Derivatives
Futures Contracts	66,438	—	—	66,438
Swap Agreements	—	6,137,944	—	6,137,944
Total	$29,050,865	$385,862,206	$—	$414,913,071

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts	$(1,444,990)	$—	$—	$(1,444,990)
Total	$(1,444,990)	$—	$—	$(1,444,990)

13

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 59.53% and (0.14)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Mutual Funds	$21,110	$—	$—	$—	$(2,891)	$(18,219)	$—
Total	$21,110	$—	$—	$—	$(2,891)	$(18,219)	$—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of

14

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying

15

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the-counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts outstanding during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations.

16

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent

17

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has adopted a tax year-end of December 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of December 31, 2008. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions from net investment income, if any, more frequently (e.g. monthly). All distributions are paid in shares of the Fund, at net asset value, unless

18

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of December 31, 2008, the Fund elected to defer to January 1, 2009 post-October capital losses of $1,829,159.

As of December 31, 2008, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Such losses expire as follows:

12/31/2015	$(33,561,953)
12/31/2016	(23,863,587)
Total	$(57,425,540)

Utilization of the capital loss carryforwards, post-October capital losses and futures losses, if any, realized subsequent to January 1, 2009, could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$469,468,317	$843,201	$(61,602,829)	$(60,759,628)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement

19

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through August 2, 2009, the fee on cash redemptions was 2.00% of the amount redeemed. From August 3, 2009 through August 31, 2009, the fee on cash redemptions was 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired

20

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

(e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008.This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of non-inflation indexed (nominal) fixed income securities will decline during periods of rising nominal interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further. Typically, the value of inflation indexed fixed income securities will decline during periods of rising real interest rates. In addition, increases in real interest rates need not be accompanied by increases in nominal interest rates. In such instances, the value of inflation indexed fixed income securities may experience greater declines than nominal fixed income securities with similar maturities. There can be no assurance that the value of the Fund's inflation indexed bond investments will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts with longer-term

21

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices. The Fund may be required to sell certain less liquid securities at distressed prices or meet redemption requests in-kind. Recent changes in credit markets have reduced the liquidity of all types of fixed income securities, including in particular the asset-backed securities held by the Fund through SDCF and Overlay Fund.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies), Focused Investment Risk (increased risk from the Fund's to focus on investments in countries, regions, or sectors with high positive correlations to one another), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreement and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures, and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below. Certain of the above referenced risks will be more pronounced for the Fund as a result of its investment in ECDF.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt

22

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

The Fund uses its cash balance to meet its collateral obligations and for other purposes. There is no assurance that the Fund's cash balance will be sufficient to meet those obligations. If it is not, the Fund would be required to liquidate portfolio positions. To manage the Fund's cash collateral needs, the Manager reserves the right to reduce or eliminate the Fund's derivative exposures. A reduction in those exposures may cause

23

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the performance of the Fund to track its benchmark less closely and make the Fund's performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

25

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

26

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	66,438	—	—	—	—	66,438
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	5,720,334	—	—	—	417,610	6,137,944
Total	$5,786,772	$—	$—	$—	$417,610	$6,204,382
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	(1,444,990)	—	—	—	—	(1,444,990)
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$(1,444,990)	$—	$—	$—	$—	$(1,444,990)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

27

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(21,570)	—	—	—	—	(21,570)
Swap contracts	4,804,900	—	—	—	—	4,804,900
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$4,783,330	$—	$—	$—	$—	$4,783,330
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$—	$—
Futures contracts	(1,378,552)	—	—	—	—	(1,378,552)
Swap contracts	14,230,526	—	—	—	417,610	14,648,136
Written options	—	—	—	—	—	—
Forward currency contracts	—	—	—	—	—	—
Total	$12,851,974	$—	$—	$—	$417,610	$13,269,584

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Swaps
Average notional amount outstanding	$63,225,126	$300,000,000
Highest notional amount outstanding	110,975,301	310,000,000
Lowest notional amount outstanding	—	275,000,000

Other matters

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the 2002 default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in

28

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the net asset value of SPHF. For the period ended August 31, 2009, the Fund received no distributions through SPHF in connection with settlement agreements related to that litigation.

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.

29

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.021%	0.005%	0.011%	0.037%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 ended was $3,200 and $1,840, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations and class exchanges, were as follows:

	Purchases	Sales
U.S. Government securities	$23,239,037	$—
Investments (non-U.S. Government securities)	40,390,785	27,375,000

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 78.37% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

30

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of August 31, 2009, 0.05% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 73.96% of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	748	$11,715	4,861,784	$80,097,939
Shares issued to shareholders in reinvestment of distributions	6,705	107,550	628,052	11,067,193
Shares repurchased	(636,924)	(10,462,152)	(3,617,561)	(81,377,958)
Redemption fees	—	31,215	—	20,582
Net increase (decrease)	(629,471)	$(10,311,672)	1,872,275	$9,807,756
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	540,983	$8,901,408	20,092,219	$400,069,195
Shares issued to shareholders in reinvestment of distributions	—	—	1,168,087	18,646,359
Shares repurchased	—	—	(8,097,642)	(139,676,772)
Redemption fees	—	—	—	90,895
Net increase (decrease)	540,983	$8,901,408	13,162,664	$279,129,677

31

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$11,878,915	$244,279	$—	$244,279	$—	$15,905,358
GMO Short-Duration Collateral Fund	238,892,494	—	—	1,818,037	—	224,223,657
GMO Special Purpose Holding Fund	21,110	—	—	—	—	18,219
GMO U.S. Treasury Fund	—	40,146,506	27,375,000	21,506	—	12,779,629
GMO World Opportunity Overlay Fund	77,532,563	—	—	—	—	81,800,023	☐
Totals	$328,325,082	$40,390,785	$27,375,000	$2,083,822	$—	$334,726,886

☐  The Fund received return of capital distributions in the amount of $7,085,088.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. On September 14, 2009, the Fund's redemption fee was eliminated.

32

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

33

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management

34

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2009 (Unaudited)

agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

35

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$1,198.50	$2.33
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class VI
1) Actual	0.33%	$1,000.00	$1,199.00	$1.83
2) Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO International Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	3.1
Futures Contracts	0.2
Forward Currency Contracts	0.1
Rights and Warrants	0.0
Other	0.6
100.0%
Country Summary	% of Equity Investments
Japan	27.1%
United Kingdom	22.6
France	10.4
Switzerland	7.4
Germany	5.3
Italy	4.5
Australia	3.8
Spain	3.2
Sweden	3.1
Netherlands	3.0
Canada	2.1
Belgium	1.7
Singapore	1.5
Hong Kong	1.4
Finland	1.2
Greece	0.4
Ireland	0.4
Norway	0.3
Denmark	0.3
New Zealand	0.2
Austria	0.1
Malta	0.0
100.0%

1

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Banks	14.1%
Pharmaceuticals, Biotechnology & Life Sciences	13.5
Energy	8.8
Materials	7.1
Telecommunication Services	6.4
Food, Beverage & Tobacco	6.1
Diversified Financials	5.1
Capital Goods	5.0
Automobiles & Components	4.7
Utilities	4.6
Retailing	4.5
Consumer Durables & Apparel	3.1
Food & Staples Retailing	3.1
Technology Hardware & Equipment	2.6
Software & Services	2.0
Real Estate	1.9
Insurance	1.8
Household & Personal Products	1.4
Transportation	1.3
Semiconductors & Semiconductor Equipment	0.9
Consumer Services	0.7
Health Care Equipment & Services	0.6
Media	0.4
Commercial & Professional Services	0.3
100.0%

2

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%
	Australia — 3.6%
1,010,488	Australia and New Zealand Banking Group Ltd	18,153,229
353,013	BHP Billiton Ltd	10,979,890
4,041,384	BlueScope Steel Ltd	9,777,527
2,643,992	Foster's Group Ltd	12,230,537
17,398,783	GPT Group (REIT)	9,062,293
2,048,208	Lihir Gold Ltd *	4,739,865
2,767,511	Mirvac Group	3,443,466
550,118	National Australia Bank Ltd	13,236,534
229,639	Newcrest Mining Ltd	5,850,745
372,429	Origin Energy Ltd	4,817,180
4,301,804	Stockland (REIT)	13,689,825
662,354	TABCORP Holdings Ltd	3,751,952
3,122,777	Telstra Corp Ltd	8,597,519
603,376	Woodside Petroleum Ltd	25,036,084
459,708	Woolworths Ltd	10,868,530
	Total Australia	154,235,176
	Austria — 0.1%
66,647	OMV AG	2,631,345
	Belgium — 1.6%
636,553	Anheuser-Busch InBev NV	27,522,384
121,412	Belgacom SA	4,560,610
44,463	Colruyt SA	10,208,796
139,573	Delhaize Group	9,360,001
1,042,253	Dexia SA *	8,939,336
1,931,606	Fortis *	8,240,163
	Total Belgium	68,831,290
	Canada — 2.0%
393,400	Bank of Montreal	19,045,627
146,800	Barrick Gold Corp	5,066,092

See accompanying notes to the financial statements.

3

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
171,000	Magna International Inc Class A	7,747,522
100,400	Metro Inc Class A	3,387,783
430,600	National Bank of Canada	24,170,240
102,600	Royal Bank of Canada	5,290,496
255,300	Sun Life Financial Inc	7,555,807
398,080	Suncor Energy Inc	12,177,848
	Total Canada	84,441,415
	Denmark — 0.3%
190,308	Novo-Nordisk A/S Class B	11,610,522
	Finland — 1.2%
322,652	Neste Oil Oyj	5,368,406
1,161,217	Nokia Oyj	16,300,963
420,372	Outokumpu Oyj	8,909,255
198,044	Rautaruukki Oyj	4,636,737
358,843	Sampo Oyj Class A	8,601,339
352,031	Tieto Oyj	6,443,777
	Total Finland	50,260,477
	France — 10.0%
123,768	Air Liquide SA	13,239,241
291,876	ArcelorMittal	10,438,716
789,208	BNP Paribas	63,635,272
69,732	Casino Guichard-Perrachon SA	5,291,323
133,919	Compagnie de Saint-Gobain	6,050,383
164,389	Essilor International SA	8,893,845
1,038,509	France Telecom SA	26,411,427
184,958	GDF Suez	7,817,857
241,083	Gemalto NV *	10,048,233
94,951	Hermes International	14,076,955
98,045	L'Oreal SA	9,678,746
124,699	Nexans SA	9,135,686
241,788	Peugeot SA *	7,017,985

See accompanying notes to the financial statements.

4

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued
316,752	Renault SA *	14,292,375
1,559,915	Sanofi-Aventis	106,211,062
409,133	Societe Generale	33,070,066
588,030	STMicroelectronics NV	5,110,387
217,392	Technip SA	13,481,182
727,881	Total SA	41,765,610
58,983	Unibail-Rodamco SE (REIT)	11,691,834
93,424	Vinci SA	5,028,543
133,932	Wendel	6,330,329
	Total France	428,717,057
	Germany — 5.1%
88,477	Adidas AG	4,172,904
160,219	Aurubis AG	6,109,472
222,832	BASF AG	11,645,431
219,957	Bayerische Motoren Werke AG	10,039,253
65,346	Demag Cranes AG	1,973,415
394,184	Deutsche Bank AG (Registered)	26,771,852
60,800	Deutsche Boerse AG	4,650,278
1,871,238	Deutsche Telekom AG (Registered)	24,915,392
246,994	E.ON AG	10,465,567
392,731	Hannover Rueckversicherung AG (Registered) *	17,301,929
974,587	Infineon Technologies AG *	5,134,209
248,028	Kloeckner & Co AG *	6,631,292
194,395	MTU Aero Engines Holding AG	8,219,669
31,482	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,704,183
78,464	RWE AG	7,275,690
102,662	Salzgitter AG	9,798,478
681,039	SAP AG	33,253,542
152,374	SGL Carbon SE *	5,641,232
87,813	Software AG	6,739,595
311,218	Suedzucker AG	6,055,627
172,365	ThyssenKrupp AG	5,878,460
	Total Germany	217,377,470

See accompanying notes to the financial statements.

5

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.4%
545,669	National Bank of Greece SA *	17,139,067
	Hong Kong — 1.4%
3,258,221	CLP Holdings Ltd	21,800,815
2,897,000	Hong Kong Electric Holdings Ltd	16,194,658
558,300	Hong Kong Exchanges and Clearing Ltd	9,712,743
520,000	Sun Hung Kai Properties Ltd	7,016,168
1,748,000	Yue Yuen Industrial Holdings	4,561,345
	Total Hong Kong	59,285,729
	Ireland — 0.3%
405,219	CRH Plc	10,367,889
189,865	DCC Plc	4,604,931
	Total Ireland	14,972,820
	Italy — 4.3%
294,318	Ansaldo STS SPA	5,951,059
231,071	Atlantia SPA	5,157,852
1,399,959	Bulgari SPA	10,168,152
3,539,314	Enel SPA	20,916,727
2,298,130	ENI SPA	54,604,860
612,015	Fiat SPA *	7,271,289
3,728,343	Parmalat SPA	9,587,134
271,078	Saipem SPA	7,286,943
1,581,229	Snam Rete Gas SPA	7,354,701
6,306,580	Telecom Italia SPA	10,220,400
5,923,712	Telecom Italia SPA-Di RISP	6,729,883
11,326,877	UniCredit SPA *	41,145,628
	Total Italy	186,394,628
	Japan — 26.0%
1,290,200	Aiful Corp	3,851,704
988,700	Alps Electric Co Ltd	5,949,608
414,800	Astellas Pharma Inc	16,579,484

See accompanying notes to the financial statements.

6

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
282,500	Bridgestone Corp	5,155,482
220,000	Canon Inc	8,409,867
395,700	Chubu Electric Power Co Inc	9,200,189
260,500	Chugai Pharmaceutical Co Ltd	5,305,728
1,558,600	Chuo Mitsui Trust Holdings Inc	6,554,418
533,700	Culture Convenience Club Co Ltd	3,943,172
483,600	Daiei Inc *	2,145,104
1,055,000	Daiichi Chuo Kisen Kaisha	2,896,618
294,948	Daiichi Sankyo Co Ltd	6,277,352
2,333,000	Daikyo Inc *	6,064,194
135,000	Daito Trust Construction Co Ltd	6,433,509
746,000	Daiwabo Co Ltd	3,419,104
1,206	DeNa Co Ltd	3,814,092
252,800	Don Quijote Co Ltd	6,051,502
1,572,000	Dowa Holdings Co Ltd	8,849,893
182,700	Eisai Co Ltd	6,676,744
694,600	Elpida Memory Inc *	10,830,535
246,500	FamilyMart Co Ltd	7,627,048
280,900	Fast Retailing Co Ltd	33,632,468
3,076,000	Fuji Heavy Industries Ltd	13,291,905
244,400	Fuji Oil Co Ltd	3,429,393
1,433,000	GS Yuasa Corp	12,479,164
153,100	Hikari Tsushin Inc	3,306,127
2,307,000	Hitachi Ltd	8,115,392
1,724,800	Honda Motor Co Ltd	54,082,058
249,700	Ibiden Co Ltd	8,865,504
991	INPEX Corp	8,069,580
1,379,000	Iseki & Co Ltd *	6,274,470
276,900	JFE Holdings Inc	9,663,627
2,762,000	Kajima Corp	7,743,814
1,450	Kakaku.com Inc	5,418,967
734,000	Kao Corp	18,590,264
2,476,000	Kawasaki Kisen Kaisha Ltd	10,854,398
3,625	Kenedix Inc *	1,748,964

See accompanying notes to the financial statements.

7

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
12,931	KK daVinci Holdings *	1,981,373
305,400	Konami Corp	6,006,469
343,200	Kyushu Electric Power Co Inc	7,578,652
278,700	Lawson Inc	12,067,504
2,477,000	Marubeni Corp	12,301,038
769,600	Matsui Securities Co Ltd	7,125,861
4,460,000	Mazda Motor Corp	12,378,356
120,604	Meiji Holdings Co Ltd *	4,929,323
900,200	Mitsubishi Corp	18,197,451
4,067,600	Mitsubishi UFJ Financial Group Inc	25,858,819
213,450	Mitsubishi UFJ Lease & Finance Co Ltd	6,764,365
1,252,000	Mitsui OSK Lines Ltd	7,984,474
8,703,600	Mizuho Financial Group Inc	21,175,037
1,912	Net One Systems Co Ltd	3,144,245
30,600	Nintendo Co Ltd	8,293,309
554,000	Nippon Denko Co Ltd	4,243,244
274,000	Nippon Electric Glass Co Ltd	2,842,464
2,359,000	Nippon Light Metal *	2,713,926
344,000	Nippon Meat Packers Inc	4,152,537
3,592,500	Nippon Mining Holdings Inc	17,867,070
2,749,000	Nippon Oil Corp	15,695,812
337,600	Nippon Paper Group Inc	9,922,080
1,446,000	Nippon Sheet Glass	5,053,978
483,200	Nippon Telegraph & Telephone Corp	21,511,084
923,500	Nippon Yakin Koguo Co Ltd	5,391,180
2,100,000	Nippon Yusen KK	9,084,252
6,090,000	Nissan Motor Co Ltd	42,492,053
105,300	Nitori Co Ltd	8,134,568
177,400	Nitto Denko Corp	5,379,855
808,200	Nomura Holdings Inc	7,161,669
19,066	NTT Docomo Inc	29,354,330
1,741,000	Obayashi Corp	7,834,370
2,301,000	OJI Paper Co Ltd	10,841,728
116,100	Ono Pharmaceutical Co Ltd	5,707,204

See accompanying notes to the financial statements.

8

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
80,100	Oriental Land Co Ltd	5,415,305
446,690	ORIX Corp	34,227,763
4,878,000	Osaka Gas Co Ltd	16,858,450
1,119,000	Pacific Metals Co Ltd	9,371,231
103,180	Point Inc	6,307,356
1,181,900	Resona Holdings Inc	16,099,161
478,000	Ricoh Company Ltd	6,876,640
110,900	Ryohin Keikaku Co Ltd	5,061,052
203,400	Sankyo Co Ltd	12,793,934
5,270,000	Sanyo Electric Co Ltd *	14,205,548
1,509,400	Seven & I Holdings Co Ltd	36,428,860
765	Seven Bank Ltd	1,941,136
745,000	Sharp Corp	8,599,747
340,900	Shin-Etsu Chemical Co Ltd	20,130,493
451,200	SoftBank Corp	10,103,243
6,813,400	Sojitz Corp	14,558,879
708,000	SUMCO Corp	14,437,940
720,200	Sumitomo Corp	7,368,343
681,100	Sumitomo Electric Industries Ltd	8,787,630
525,000	Sumitomo Metal Mining Co Ltd	8,077,709
1,446,000	Sumitomo Osaka Cement Co Ltd	3,072,991
2,176,068	Sumitomo Trust & Banking Co Ltd	13,274,082
3,319,000	Taisei Corp	7,275,759
289,000	Taisho Pharmaceutical Co Ltd	5,666,708
158,000	Taiyo Yuden Co Ltd	1,881,774
300,400	Takeda Pharmaceutical Co Ltd	12,084,243
743,740	Takefuji Corp	3,799,753
963,200	Tokyo Electric Power Co Inc (The)	25,090,167
3,148,000	Tokyo Gas Co Ltd	12,606,274
709,000	Tokyo Steel Manufacturing Co	9,334,128
1,531,000	Tokyo Tatemono Co Ltd	9,043,732
332,000	TonenGeneral Sekiyu KK	3,174,081
309,000	Toyo Suisan Kaisha Ltd	7,864,044
422,200	Toyota Motor Corp	18,000,182

See accompanying notes to the financial statements.

9

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
718,100	UNY Co Ltd	6,068,782
68,980	USS Co Ltd	4,343,242
	Total Japan	1,113,001,484
	Malta — 0.0%
15,998,662	BGP Holding Plc *	—
	Netherlands — 2.9%
1,980,491	Aegon NV *	14,930,805
423,401	Heineken NV	17,910,047
2,094,846	ING Groep NV *	31,586,000
1,171,071	Koninklijke Ahold NV	13,752,683
380,068	Koninklijke DSM NV	13,873,360
191,498	OCE NV	1,125,362
357,875	Reed Elsevier NV	3,802,345
551,144	TomTom NV *	8,141,569
416,707	Unilever NV	11,675,200
77,569	Wereldhave NV	7,618,098
	Total Netherlands	124,415,469
	New Zealand — 0.2%
4,439,069	Telecom Corp of New Zealand	8,336,479
	Norway — 0.3%
324,400	DnB NOR ASA *	3,330,533
527,100	Tandberg ASA	10,960,660
	Total Norway	14,291,193
	Singapore — 1.5%
388,200	MobileOne Ltd	460,876
2,752,000	Oversea-Chinese Banking Corp Ltd	14,783,980
2,568,000	Singapore Exchange Ltd	14,903,250
9,263,000	Singapore Telecommunications	20,190,981
1,063,000	United Overseas Bank Ltd	12,329,491
	Total Singapore	62,668,578

See accompanying notes to the financial statements.

10

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Spain — 3.1%
640,508	Banco Bilbao Vizcaya Argentaria SA	11,387,789
916,678	Banco Popular Espanol SA	9,880,323
2,535,190	Banco Santander SA	39,029,621
969,187	Iberdrola SA	8,998,754
155,283	Inditex SA	8,468,621
582,881	Repsol YPF SA	14,487,917
1,595,325	Telefonica SA	40,337,770
	Total Spain	132,590,795
	Sweden — 2.9%
1,664,400	Boliden AB	17,143,674
699,573	Electrolux AB Series B *	14,542,223
2,507,590	Ericsson LM B Shares	24,061,998
604,314	Hennes & Mauritz AB Class B	33,554,198
154,389	Investor AB Class B	2,878,957
819,630	Nordea Bank AB	8,597,008
373,078	SKF AB Class B	5,716,320
612,489	Svenska Handelsbanken AB Class A	16,096,621
328,455	Swedbank AB Class A *	3,448,684
	Total Sweden	126,039,683
	Switzerland — 7.1%
142,066	Actelion Ltd (Registered) *	8,208,599
94,482	Baloise Holding Ltd	8,575,945
254,271	Compagnie Financiere Richemont SA Class A	6,940,990
554,329	Credit Suisse Group AG (Registered)	28,281,303
1,619,066	Nestle SA (Registered)	67,406,701
2,338,699	Novartis AG (Registered)	108,639,853
214,146	Roche Holding AG (Non Voting)	34,108,259
55,686	Swatch Group AG	12,037,557
52,041	Syngenta AG (Registered)	12,231,964
109,136	Synthes Inc	12,786,538
348,297	UBS AG (Registered) *	6,411,948
	Total Switzerland	305,629,657

See accompanying notes to the financial statements.

11

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 21.7%
2,045,178	3i Group Plc	10,007,480
254,509	AMEC Plc	3,106,411
1,938,785	AstraZeneca Plc	89,968,728
594,945	Autonomy Corp Plc *	12,547,712
11,328,481	Barclays Plc *	69,344,277
1,021,392	BBA Aviation Plc	2,549,289
112,548	Berkeley Group Holdings Plc (Unit Shares) *	1,726,585
2,443,614	BG Group Plc	40,092,691
1,725,546	BP Plc	14,788,961
1,112,330	British American Tobacco Plc	33,798,470
1,383,033	Burberry Group Plc	10,832,093
938,552	Cadbury Plc	8,812,637
930,482	Capita Group Plc	10,282,579
941,791	Centrica Plc	3,848,955
1,662,839	Compass Group Plc	8,782,538
1,101,145	Diageo Plc	17,040,329
1,152,230	Drax Group Plc	8,953,960
14,225,331	DSG International Plc	6,401,115
838,679	FirstGroup Plc	5,151,344
1,333,974	Game Group Plc	3,546,540
7,111,401	GlaxoSmithKline Plc	138,869,949
1,823,642	Home Retail Group Plc	9,193,423
1,466,028	HSBC Holdings Plc	15,845,590
252,517	Imperial Tobacco Group Plc	7,082,673
355,083	Kazakhmys Plc	5,635,215
2,252,506	Kesa Electricals Plc	5,125,639
2,779,914	Kingfisher Plc	9,524,115
1,596,439	Ladbrokes Plc	5,037,001
530,802	Lancashire Holdings Ltd	3,998,417
16,352,021	Lloyds Banking Group Plc	29,280,169
528,965	London Stock Exchange	6,897,597
1,067,197	Marks & Spencer Group Plc	5,870,570
297,035	Michael Page International Plc	1,639,391
546,340	Next Plc	14,491,877
1,742,971	Northern Foods Plc	1,809,534

See accompanying notes to the financial statements.

12

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
785,508	Pearson Plc	9,555,180
220,843	Provident Financial Plc	3,165,289
634,872	Reckitt Benckiser Group Plc	29,354,882
567,226	Royal Dutch Shell Group Class A (Amsterdam)	15,732,406
1,256,063	Royal Dutch Shell Plc A Shares (London)	34,740,680
1,025,532	Royal Dutch Shell Plc B Shares (London)	27,669,399
269,545	Scottish & Southern Energy Plc	4,892,936
263,394	Signet Jewelers Ltd	6,230,489
589,724	Smith & Nephew Plc	4,993,065
240,143	Spectris Plc	2,729,367
1,117,893	Stagecoach Group Plc	2,441,397
773,690	Standard Chartered Plc	17,463,362
1,802,295	Tesco Plc	10,970,994
1,671,407	Tomkins Plc	4,820,002
962,818	Travis Perkins Plc	12,562,308
1,525,424	Trinity Mirror Plc	3,401,184
373,755	Unilever Plc	10,213,207
240,560	Vedanta Resources Plc	6,948,098
24,041,221	Vodafone Group Plc	52,020,968
601,663	WH Smith Plc	4,301,075
1,784,158	William Hill Plc	5,351,691
946,764	Wolseley Plc *	22,155,171
3,190,902	Wolseley Plc (Deferred)	—
1,050,580	Xstrata Plc	13,938,424
	Total United Kingdom	927,535,428
	TOTAL COMMON STOCKS (COST $4,440,663,865)	4,110,405,762

See accompanying notes to the financial statements.

13

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 3.1%
CAD	349,635	Bank of America Time Deposit, 0.04%, due 09/01/09	319,374
EUR	179,331	Bank of Ireland Time Deposit, 0.06%, due 09/01/09	257,090
USD	54,156	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	54,156
USD	25,800,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	25,800,000
CHF	17,872	Brown Brothers Harriman Time Deposit, 0.02%, due 09/01/09	16,878
HKD	77,505	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,000
NOK	64,322	Brown Brothers Harriman Time Deposit, 0.35%, due 09/01/09	10,689
NZD	14,876	Brown Brothers Harriman Time Deposit, 1.50%, due 09/01/09	10,209
SEK	72,234	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,147
DKK	213,907	Citibank Time Deposit, 0.30%, due 09/01/09	41,199
USD	25,800,000	Commerzbank Time Deposit, 0.15%, due 09/01/09	25,800,000
AUD	588,795	Deutsche Bank Time Deposit, 2.17%, due 09/01/09	497,649
JPY	35,207,480	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	378,372
USD	25,800,000	HSBC Bank (USA) Time Deposit, 0.13%, due 09/01/09	25,800,000
SGD	677,636	JPMorgan Chase Time Deposit, 0.01%, due 09/01/09	470,270
USD	25,700,000	Royal Bank of Canada Time Deposit, 0.15%, due 09/01/09	25,700,000
USD	25,800,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	25,800,000
		TOTAL SHORT-TERM INVESTMENTS (COST $130,976,033)	130,976,033
		TOTAL INVESTMENTS — 99.1% (Cost $4,571,639,898)	4,241,381,795
		Other Assets and Liabilities (net) — 0.9%	40,364,240
		TOTAL NET ASSETS — 100.0%	$4,281,746,035

See accompanying notes to the financial statements.

14

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	CHF	42,003,191	$39,685,404	$692,468
10/23/09	CHF	42,003,191	39,685,405	591,467
10/23/09	EUR	14,395,064	20,637,227	368,400
10/23/09	HKD	92,032,935	11,879,379	(590)
10/23/09	SEK	161,793,547	22,733,641	484,956
10/23/09	SEK	161,793,547	22,733,641	405,895
10/23/09	SEK	161,793,547	22,733,641	350,603
10/23/09	SEK	161,793,547	22,733,641	406,372
10/23/09	SEK	161,793,547	22,733,641	469,679
10/23/09	SEK	161,793,547	22,733,641	477,485
10/23/09	SEK	161,793,547	22,733,641	462,446
			$271,022,902	$4,709,181
Sales #
10/23/09	CAD	24,322,175	$22,219,032	$(288,987)
10/23/09	CAD	25,059,210	22,892,336	(262,383)
10/23/09	CAD	24,322,175	22,219,032	(246,193)
10/23/09	EUR	13,447,345	19,278,546	116,156
10/23/09	GBP	17,020,486	27,706,267	476,254
10/23/09	GBP	17,020,486	27,706,267	275,072
10/23/09	SEK	95,393,508	13,403,759	(71,706)
10/23/09	SGD	27,689,752	19,206,960	(121,109)
10/23/09	SGD	27,689,752	19,206,960	(133,336)
			$193,839,159	$(256,232)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

15

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
507	CAC40	September 2009	$26,631,848	$1,803,934
167	DAX	September 2009	32,785,509	3,376,836
75	FTSE 100	September 2009	5,962,114	666,979
407	FTSE/MIB	September 2009	65,688,467	7,551,773
286	MSCI Singapore	September 2009	12,433,601	(142,103)
197	TOPIX	September 2009	20,329,343	910,499
			$163,830,882	$14,167,918
Sales
574	S&P Toronto 60	September 2009	$68,350,436	$(3,301,614)

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

16

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $4,571,639,898) (Note 2)	$4,241,381,795
Foreign currency, at value (cost $153,891) (Note 2)	152,675
Dividends and interest receivable	10,757,987
Foreign taxes receivable	3,185,287
Unrealized appreciation on open forward currency contracts (Note 2)	5,577,253
Receivable for collateral on open futures contracts (Note 2)	25,918,710
Receivable for expenses reimbursed by Manager (Note 3)	140,647
Total assets	4,287,114,354
Liabilities:
Payable for Fund shares repurchased	858,433
Payable to affiliate for (Note 3):
Management fee	1,349,934
Shareholder service fee	327,806
Trustees and Chief Compliance Officer of GMO Trust fees	7,993
Payable for variation margin on open futures contracts (Note 2)	582,203
Unrealized depreciation on open forward currency contracts (Note 2)	1,124,304
Miscellaneous payable	417,299
Accrued expenses	700,347
Total liabilities	5,368,319
Net assets	$4,281,746,035

See accompanying notes to the financial statements.

17

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,786,104,002
Accumulated undistributed net investment income	74,101,194
Accumulated net realized loss	(1,263,735,693)
Net unrealized depreciation	(314,723,468)
$4,281,746,035
Net assets attributable to:
Class III shares	$1,239,683,821
Class IV shares	$1,005,179,331
Class VI shares	$2,036,882,883
Shares outstanding:
Class III	46,507,289
Class IV	37,728,978
Class VI	76,472,929
Net asset value per share:
Class III	$26.66
Class IV	$26.64
Class VI	$26.64

See accompanying notes to the financial statements.

18

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $7,502,538)	$76,459,913
Interest	106,520
Total investment income	76,566,433
Expenses:
Management fee (Note 3)	7,359,480
Shareholder service fee – Class III (Note 3)	814,133
Shareholder service fee – Class IV (Note 3)	618,995
Shareholder service fee – Class VI (Note 3)	388,398
Custodian and fund accounting agent fees	765,624
Legal fees	73,784
Audit and tax fees	41,124
Trustees fees and related expenses (Note 3)	38,143
Transfer agent fees	24,564
Registration fees	13,524
Miscellaneous	98,057
Total expenses	10,235,826
Fees and expenses reimbursed by Manager (Note 3)	(946,956)
Expense reductions (Note 2)	(1,989)
Net expenses	9,286,881
Net investment income (loss)	67,279,552
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(738,538,250)
Closed futures contracts	(9,272,229)
Foreign currency, forward contracts and foreign currency related transactions	9,712,913
Net realized gain (loss)	(738,097,566)
Change in net unrealized appreciation (depreciation) on:
Investments	2,106,987,052
Open futures contracts	30,762,713
Foreign currency, forward contracts and foreign currency related transactions	12,132,787
Net unrealized gain (loss)	2,149,882,552
Net realized and unrealized gain (loss)	1,411,784,986
Net increase (decrease) in net assets resulting from operations	$1,479,064,538

See accompanying notes to the financial statements.

19

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$67,279,552	$144,264,443
Net realized gain (loss)	(738,097,566)	(495,995,163)
Change in net unrealized appreciation (depreciation)	2,149,882,552	(2,413,814,411)
Net increase (decrease) in net assets from operations	1,479,064,538	(2,765,545,131)
Distributions to shareholders from:
Net investment income
Class III	(9,813,263)	(33,600,867)
Class IV	(11,028,299)	(33,761,743)
Class VI	(12,261,617)	(125,844,027)
Total distributions from net investment income	(33,103,179)	(193,206,637)
Net realized gains
Class III	—	(7,902,343)
Class IV	—	(7,358,071)
Class VI	—	(28,358,623)
Total distributions from net realized gains	—	(43,619,037)
	(33,103,179)	(236,825,674)
Net share transactions (Note 7):
Class III	(22,113,118)	495,120,468
Class IV	(670,883,805)	741,372,190
Class VI	408,089,466	(545,537,754)
Increase (decrease) in net assets resulting from net share transactions	(284,907,457)	690,954,904
Total increase (decrease) in net assets	1,161,053,902	(2,311,415,901)
Net assets:
Beginning of period	3,120,692,133	5,432,108,034
End of period (including accumulated undistributed net investment income of $74,101,194 and $39,924,821, respectively)	$4,281,746,035	$3,120,692,133

See accompanying notes to the financial statements.

20

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$18.15		$37.25		$39.38		$35.23	$30.81	$26.75
Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.92		1.01		0.86	0.72	0.55
Net realized and unrealized gain (loss)	8.34		(18.54)		(0.51)		6.06	4.79	4.54
Total from investment operations	8.72		(17.62)		0.50		6.92	5.51	5.09
Less distributions to shareholders:
From net investment income	(0.21)		(1.19)		(0.68)		(0.77)	(0.16)	(0.54)
From net realized gains	—		(0.29)		(1.95)		(2.00)	(0.93)	(0.49)
Total distributions	(0.21)		(1.48)		(2.63)		(2.77)	(1.09)	(1.03)
Net asset value, end of period	$26.66		$18.15		$37.25		$39.38	$35.23	$30.81
Total Return(a)	48.16	%**	(48.61)%		0.69%		20.04%	18.26%	19.20%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,239,684		$855,690		$917,685		$877,816	$820,336	$321,463
Net expenses to average daily net assets	0.53	%(b)*	0.53	%(c)	0.53	%(c)	0.53%	0.54%	0.55%
Net investment income to average daily net assets	3.34	%*	3.08%		2.44%		2.29%	2.26%	1.98%
Portfolio turnover rate	25	%**	41%		43%		47%	43%	45%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%	0.10%	0.14%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$18.14		$37.23		$39.36		$35.21	$30.80	$26.75
Income (loss) from investment operations:
Net investment income (loss)†	0.40		0.94		1.04		0.85	0.65	0.56
Net realized and unrealized gain (loss)	8.31		(18.53)		(0.52)		6.09	4.87	4.54
Total from investment operations	8.71		(17.59)		0.52		6.94	5.52	5.10
Less distributions to shareholders:
From net investment income	(0.21)		(1.21)		(0.70)		(0.79)	(0.18)	(0.56)
From net realized gains	—		(0.29)		(1.95)		(2.00)	(0.93)	(0.49)
Total distributions	(0.21)		(1.50)		(2.65)		(2.79)	(1.11)	(1.05)
Net asset value, end of period	$26.64		$18.14		$37.23		$39.36	$35.21	$30.80
Total Return(a)	48.14	%**	(48.56)%		0.75%		20.14%	18.31%	19.24%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,005,179		$1,166,165		$947,063		$711,712	$1,183,535	$255,580
Net expenses to average daily net assets	0.47	%(b)*	0.47	%(c)	0.47	%(c)	0.47%	0.48%	0.49%
Net investment income to average daily net assets	3.57	%*	3.18%		2.51%		2.27%	1.98%	2.01%
Portfolio turnover rate	25	%**	41%		43%		47%	43%	45%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%	0.11%	0.14%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$18.13		$37.22		$39.35		$36.09
Income (loss) from investment operations:
Net investment income (loss)†	0.39		0.92		0.98		0.74
Net realized and unrealized gain (loss)	8.32		(18.50)		(0.45)		5.33
Total from investment operations	8.71		(17.58)		0.53		6.07
Less distributions to shareholders:
From net investment income	(0.20)		(1.22)		(0.71)		(0.81)
From net realized gains	—		(0.29)		(1.95)		(2.00)
Total distributions	(0.20)		(1.51)		(2.66)		(2.81)
Net asset value, end of period	$26.64		$18.13		$37.22		$39.35
Total Return(b)	48.21	%**	(48.56)%		0.78%		17.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,036,883		$1,098,838		$3,567,360		$1,377,829
Net expenses to average daily net assets	0.44	%(c)*	0.44	%(d)	0.44	%(d)	0.44	%*
Net investment income to average daily net assets	3.39	%*	3.07%		2.36%		2.11	%*
Portfolio turnover rate	25	%**	41%		43%		47	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05	%*

(a)  Period from March 28, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for

24

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 93.15% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

25

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$10,979,890	$143,255,286		$—	$154,235,176
Austria	—	2,631,345		—	2,631,345
Belgium	—	68,831,290		—	68,831,290
Canada	84,441,415	—		—	84,441,415
Denmark	—	11,610,522		—	11,610,522
Finland	—	50,260,477		—	50,260,477
France	26,411,427	402,305,630		—	428,717,057
Germany	—	217,377,470		—	217,377,470
Greece	—	17,139,067		—	17,139,067
Hong Kong	—	59,285,729		—	59,285,729
Ireland	—	14,972,820		—	14,972,820
Italy	—	186,394,628		—	186,394,628
Japan	—	1,113,001,484		—	1,113,001,484
Malta	—	0	*	—	0
Netherlands	—	124,415,469		—	124,415,469
New Zealand	—	8,336,479		—	8,336,479
Norway	—	14,291,193		—	14,291,193
Singapore	—	62,668,578		—	62,668,578
Spain	—	132,590,795		—	132,590,795
Sweden	—	126,039,683		—	126,039,683
Switzerland	—	305,629,657		—	305,629,657
United Kingdom	—	927,535,428		—	927,535,428
TOTAL COMMON STOCKS	121,832,732	3,988,573,030		—	4,110,405,762
Short-Term Investments	130,976,033	—		—	130,976,033
Total Investments	252,808,765	3,988,573,030		—	4,241,381,795
Derivatives
Forward Currency Contracts	—	5,577,253		—	5,577,253
Futures Contracts	—	14,310,021		—	14,310,021
Total	$252,808,765	$4,008,460,304		$—	$4,261,269,069

*  Represents the interest in securities that have no value at August 31, 2009.

26

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(1,124,304)	$—	$(1,124,304)
Futures Contracts	(3,301,614)	(142,103)	—	(3,443,717)
Total	$(3,301,614)	$(1,266,407)	$—	$(4,568,021)

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

27

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying

28

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations.

29

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and warrants outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

31

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $283,595,779.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(215,235,940)
Total	$(215,235,940)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,634,585,541	$274,003,951	$(667,207,697)	$(393,203,746)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $111,462,201.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon

32

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

33

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a

34

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC

35

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	14,310,021	—	14,310,021
Unrealized appreciation on forward currency contracts	—	5,577,253	—	—	—	5,577,253
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$5,577,253	$—	$14,310,021	$—	$19,887,274

36

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	(3,443,717)	—	(3,443,717)
Unrealized depreciation on forward currency contracts	—	(1,124,304)	—	—	—	(1,124,304)
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$(1,124,304)	$—	$(3,443,717)	$—	$(4,568,021)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(20,856,533)	$—	$(20,856,533)
Futures contracts	—	—	—	(9,272,229)	—	(9,272,229)
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	8,310,578	—	—	—	8,310,578
Total	$—	$8,310,578	$—	$(30,128,762)	$—	$(21,818,184)

37

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$439,699	$—	$439,699
Futures contracts	—	—	—	30,762,713	—	30,762,713
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	11,956,040	—	—	—	11,956,040
Total	$—	$11,956,040	$—	$30,762,713	$—	$42,718,753

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Rights/Warrants
Average notional amount outstanding	$677,441,702	$209,630,178	$1,799,638
Highest notional amount outstanding	811,628,536	242,885,823	10,347,247
Lowest notional amount outstanding	464,862,061	152,532,761	—

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.38% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.09% for Class IV shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.38% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief

38

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.38% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.38% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2009 was $30,323 and $17,664, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $988,417,777 and $926,599,570, respectively. Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $285,886,439.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 24.33% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 43.92% of the Fund's shares were held by accounts for which the Manager had investment discretion.

39

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,597,023	$73,825,193	24,667,921	$554,316,558
Shares issued to shareholders in reinvestment of distributions	339,642	8,035,924	1,343,947	36,964,534
Shares repurchased	(4,574,076)	(103,974,235)	(3,502,126)	(96,160,624)
Net increase (decrease)	(637,411)	$(22,113,118)	22,509,742	$495,120,468
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	3,816,004	$78,316,047	56,498,768	$1,087,585,834
Shares issued to shareholders in reinvestment of distributions	466,313	11,028,299	1,320,611	35,699,368
Shares repurchased	(30,850,336)	(760,228,151)	(18,958,207)	(381,913,012)
Net increase (decrease)	(26,568,019)	$(670,883,805)	38,861,172	$741,372,190
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class VI:	Shares	Amount	Shares	Amount
Shares sold	22,000,913	$525,862,468	22,188,760	$566,965,336
Shares issued to shareholders in reinvestment of distributions	518,329	12,253,293	5,699,175	154,153,325
Shares repurchased	(6,662,424)	(130,026,295)	(63,112,155)	(1,266,656,415)
Net increase (decrease)	15,856,818	$408,089,466	(35,224,220)	$(545,537,754)

40

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

41

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In

42

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

43

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

44

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

45

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2009 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$1,481.60	$3.32
2) Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70
Class IV
1) Actual	0.47%	$1,000.00	$1,481.40	$2.94
2) Hypothetical	0.47%	$1,000.00	$1,022.84	$2.40
Class VI
1) Actual	0.44%	$1,000.00	$1,482.10	$2.75
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	65.9%
Debt Obligations	26.8
Cash and Cash Equivalents	13.4
Short-Term Investments	6.1
Options Purchased	0.6
Preferred Stocks	0.5
Loan Participations	0.1
Loan Assignments	0.0
Private Equity Securities	0.0
Investment Funds	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.2)
Reverse Repurchase Agreements	(1.9)
Swaps	(5.4)
Futures	(9.8)
Other	3.9
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Country / Region Summary**	% of Investments
United States	80.2%
Japan	4.7
Euro Region***	3.5
United Kingdom	2.4
Switzerland	1.5
South Korea	1.2
Russia	1.1
Brazil	0.9
Sweden	0.8
China	0.7
Taiwan	0.7
Turkey	0.7
India	0.4
Indonesia	0.3
Thailand	0.3
Argentina	0.1
Canada	0.1
Colombia	0.1
Egypt	0.1
Malaysia	0.1
Mexico	0.1
Norway	0.1
Philippines	0.1
Poland	0.1
South Africa	0.1
Uruguay	0.1
Venezuela	0.1
Hong Kong	(0.1)
Australia	(0.5)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 3.5%
	Asset-Backed Securities — 3.5%
	Auto Financing — 0.5%
312,101	BMW Vehicle Lease Trust, Series 07-1, Class A3B, 1 mo. LIBOR + .24%, 0.51%, due 08/15/13	311,926
100,000	Capital Auto Receivable Asset Trust, Series 07-SN1, Class A4, 1 mo. LIBOR + .10%, 0.37%, due 02/15/11	97,750
700,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.62%, due 07/15/14	668,066
300,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	315,799
500,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.13%, due 11/10/14	481,250
67,068	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, 1 mo. LIBOR + .03%, 0.30%, due 11/15/11	66,754
1,400,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.27%, due 03/15/13	1,424,374
1,300,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.52%, due 06/15/13	1,209,000
600,000	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.47%, due 07/15/11	596,640
600,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 06/17/13	596,819
600,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, 1 mo. LIBOR, 0.27%, due 05/15/12	573,000
1,100,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, 1 mo. LIBOR + .10%, 0.37%, due 06/15/12	1,023,000
1,200,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, 1 mo. LIBOR + .27%, 0.54%, due 12/15/16	1,035,121
	Total Auto Financing	8,399,499
	Bank Loan Collateralized Debt Obligations — 0.1%
1,840,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, 3 mo. LIBOR + .25%, 0.83%, due 07/05/11	1,637,600
	Business Loans — 0.3%
524,217	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.64%, due 01/25/35	366,952

See accompanying notes to the financial statements.

3

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
484,908	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.56%, due 05/15/32	334,587
1,600,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, 1 mo. LIBOR + .01%, 0.28%, due 07/20/12	1,575,360
1,320,671	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 09/25/30	792,402
700,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, 1 mo. LIBOR + .11%, 0.39%, due 02/25/13	679,000
600,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .06%, 0.33%, due 03/13/12	390,000
	Total Business Loans	4,138,301
	CMBS — 0.3%
700,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.40%, due 12/15/20	385,000
800,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	802,720
177,739	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 11/05/21	152,855
822,268	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 03/06/20	715,373
1,100,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	1,108,914
500,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	503,150
127,379	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	127,762
531,246	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	382,497
	Total CMBS	4,178,271
	CMBS Collateralized Debt Obligations — 0.1%
1,600,000	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.21%, due 11/23/52	112,000
1,635,713	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.95%, due 06/28/19	981,428
	Total CMBS Collateralized Debt Obligations	1,093,428

See accompanying notes to the financial statements.

4

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — 0.6%
1,400,000	American Express Credit Account Master Trust, Series 05-5, Class A, 1 mo. LIBOR + .04%, 0.31%, due 02/15/13	1,393,168
1,900,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.59%, due 06/16/14	1,862,589
700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.52%, due 09/15/17	646,723
800,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, 1 mo. LIBOR + 1.10%, 1.37%, due 12/23/13	796,800
1,600,000	Discover Card Master Trust I, Series 96-4, Class A, 1 mo. LIBOR + .38%, 0.65%, due 10/16/13	1,572,960
1,200,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, 1 mo. LIBOR + .04%, 0.31%, due 03/15/13	1,194,372
1,100,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, 1 mo. LIBOR + .05%, 0.32%, due 04/15/13	1,082,812
200,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.42%, due 01/15/14	196,300
800,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.07%, due 05/15/13	776,000
1,300,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 02/15/17	1,171,222
	Total Credit Cards	10,692,946
	Equipment Leases — 0.1%
800,000	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.23%, due 08/15/14	810,480
821,270	GE Equipment Midticket LLC, Series 07-1, Class A3B, 1 mo. LIBOR + .25%, 0.52%, due 06/14/11	818,190
	Total Equipment Leases	1,628,670
	Insurance Premiums — 0.1%
800,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .05%, 0.32%, due 12/15/11	768,480
	Insured Auto Financing — 0.3%
92,390	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, 1 mo. LIBOR + .08%, 0.36%, due 05/06/12	91,295

See accompanying notes to the financial statements.

5

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
1,400,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.32%, due 10/06/13	1,344,420
800,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.78%, due 03/08/16	725,110
741,466	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	720,898
662,616	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.78%, due 04/16/12	655,221
1,100,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.92%, due 10/15/14	1,023,770
1,100,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.48%, due 07/14/14	1,001,000
	Total Insured Auto Financing	5,561,714
	Insured Other — 0.1%
1,000,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	802,835
813,498	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 12/15/41	619,332
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	236,225
	Total Insured Other	1,658,392
	Insured Residential Asset-Backed Securities (United States) — 0.0%
435,278	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.49%, due 11/25/35	195,875
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
218,146	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.60%, due 01/25/35	104,710
102,772	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.83%, due 08/15/30	57,561
338,495	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, 1 mo. LIBOR + .22%, 0.49%, due 06/25/34	162,968
	Total Insured Residential Mortgage-Backed Securities (United States)	325,239

See accompanying notes to the financial statements.

6

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Time Share — 0.0%
26,861	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .18%, 0.45%, due 05/20/16	21,896
164,126	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	149,355
	Total Insured Time Share	171,251
	Investment Grade Corporate Collateralized Debt Obligations — 0.2%
1,600,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, 3 mo. LIBOR + .65%, 1.26%, due 12/20/09	1,490,400
1,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, 3 mo. LIBOR + .52%, 1.13%, due 03/20/10	876,500
1,400,000	Salisbury International Investments Ltd., 3 mo. LIBOR + .42%, 1.03%, due 06/22/10	1,005,200
	Total Investment Grade Corporate Collateralized Debt Obligations	3,372,100
	Residential Asset-Backed Securities (United States) — 0.5%
27,166	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.41%, due 02/25/36	4,333
891,716	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 11/25/36	423,565
600,000	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 07/25/36	141,750
1,200,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.42%, due 10/25/36	476,760
56,726	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, 1 mo. LIBOR + .06%, 0.33%, due 11/25/36	55,024
894,738	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 05/28/39	629,895
569,379	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	341,627
456,009	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 02/25/37	417,361
1,200,000	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.43%, due 06/25/36	840,000
595,312	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.35%, due 03/25/37	555,962

See accompanying notes to the financial statements.

7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
117,977	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.57%, due 04/25/34	49,440
800,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 04/25/36	324,000
342,964	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.37%, due 08/25/36	222,820
847,014	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	644,789
600,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.42%, due 03/25/36	212,526
2,400,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 08/25/36	728,232
816,844	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 03/25/36	26,547
305,806	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.39%, due 02/25/37	158,652
951,706	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 04/25/37	743,283
940,498	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.52%, due 01/25/36	799,423
	Total Residential Asset-Backed Securities (United States)	7,795,989
	Residential Mortgage-Backed Securities (Australian) — 0.1%
554,754	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 1.10%, due 09/27/35	440,486
282,101	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.75%, due 12/08/36	231,788
727,761	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.68%, due 06/14/37	673,185
336,867	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.58%, due 01/12/37	290,343
	Total Residential Mortgage-Backed Securities (Australian)	1,635,802
	Residential Mortgage-Backed Securities (European) — 0.1%
602,778	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.72%, due 09/20/66	301,389

See accompanying notes to the financial statements.

8

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
700,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.61%, due 01/13/39	614,469
250,623	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	195,486
41,413	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .21%, 0.65%, due 05/15/34	27,234
540,538	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.73%, due 09/15/39	279,847
800,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, 3 mo. LIBOR + .10%, 0.56%, due 02/12/16	752,000
	Total Residential Mortgage-Backed Securities (European)	2,170,425
	Residential Mortgage-Backed Securities (United States) — 0.0%
120,169	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.57%, due 08/25/35	57,681
	Student Loans — 0.1%
1,500,000	College Loan Corp. Trust, Series 06-1, Class A2, 3 mo. LIBOR + .02%, 0.52%, due 04/25/22	1,494,375
	Time Share — 0.0%
232,854	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.27%, due 02/20/20	227,615
	Total Asset-Backed Securities	57,203,653
	U.S. Government Agency — 0.0%
58,525	Agency for International Development Floater (Support of C.A.B.E.I), 6 mo. U.S. Treasury Bill + .40%, 0.66%, due 10/01/12 (a)	56,953
168,317	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.26%, due 10/01/11 (a)	164,286
166,667	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.20%, due 01/01/12 (a)	161,819
	Total U.S. Government Agency	383,058
	TOTAL DEBT OBLIGATIONS (COST $55,473,708)	57,586,711

See accompanying notes to the financial statements.

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 96.5%
	Affiliated Issuers — 96.5%
63,027,757	GMO Alpha Only Fund, Class IV	313,878,230
743,346	GMO Alternative Asset Opportunity Fund	19,081,689
2,018,900	GMO Asset Allocation Bond Fund, Class VI	51,825,166
3,665,708	GMO Emerging Country Debt Fund, Class IV	28,225,952
8,343,169	GMO Emerging Markets Fund, Class VI	88,854,750
2,830,870	GMO Flexible Equities Fund, Class VI	57,834,678
16,978,233	GMO International Small Companies Fund, Class III	116,810,244
34,447,106	GMO Quality Fund, Class VI	605,924,588
1,781,790	GMO Special Situations Fund, Class VI	48,072,689
15,836,267	GMO Strategic Fixed Income Fund, Class VI	254,488,805
932,004	GMO World Opportunity Overlay Fund	18,043,600
	TOTAL MUTUAL FUNDS (COST $1,718,664,341)	1,603,040,391
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
31,948	State Street Institutional U.S. Government Money Market Fund-Institutional Class	31,948
	TOTAL SHORT-TERM INVESTMENTS (COST $31,948)	31,948
	TOTAL INVESTMENTS — 100.0% (Cost $1,774,169,997)	1,660,659,050
	Other Assets and Liabilities (net) — 0.00%	5,670
	TOTAL NET ASSETS — 100.0%	$1,660,664,720

See accompanying notes to the financial statements.

10

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank for Economic Integration

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

See accompanying notes to the financial statements.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $55,505,656) (Note 2)	$57,618,659
Investments in affiliated issuers, at value (cost $1,718,664,341) (Notes 2 and 8)	1,603,040,391
Receivable for investments sold	14,625,828
Receivable for Fund shares sold	10,250,000
Interest receivable	53,276
Receivable for expenses reimbursed by Manager (Note 3)	12,710
Miscellaneous receivable	44,857
Total assets	1,685,645,721
Liabilities:
Payable for investments purchased	28
Payable for Fund shares repurchased	24,920,686
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	3,225
Accrued expenses	57,062
Total liabilities	24,981,001
Net assets	$1,660,664,720
Net assets consist of:
Paid-in capital	$1,891,359,896
Accumulated undistributed net investment income	6,932,264
Accumulated net realized loss	(124,116,493)
Net unrealized depreciation	(113,510,947)
$1,660,664,720
Net assets attributable to:
Class III shares	$1,660,664,720
Shares outstanding:
Class III	79,280,967
Net asset value per share:
Class III	$20.95

See accompanying notes to the financial statements.

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$30,539,872
Interest	1,978,342
Dividends	2,950
Total investment income	32,521,164
Expenses:
Legal fees	30,360
Custodian, fund accounting agent and transfer agent fees	24,472
Trustees fees and related expenses (Note 3)	15,873
Audit and tax fees	15,640
Chief Compliance Officer (Note 3)	7,360
Registration fees	2,760
Miscellaneous	3,588
Total expenses	100,053
Fees and expenses reimbursed by Manager (Note 3)	(76,820)
Expense reductions (Note 2)	(416)
Net expenses	22,817
Net investment income (loss)	32,498,347
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	90,638
Investments in affiliated issuers	(131,725,287)
Net realized gain (loss)	(131,634,649)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,685,474
Investments in affiliated issuers	383,697,983
Net unrealized gain (loss)	390,383,457
Net realized and unrealized gain (loss)	258,748,808
Net increase (decrease) in net assets resulting from operations	$291,247,155

See accompanying notes to the financial statements.

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$32,498,347	$217,782,345
Net realized gain (loss)	(131,634,649)	33,168,350
Change in net unrealized appreciation (depreciation)	390,383,457	(499,180,237)
Net increase (decrease) in net assets from operations	291,247,155	(248,229,542)
Distributions to shareholders from:
Net investment income
Class III	(11,618,316)	(249,189,711)
Net realized gains
Class III	(1,400,564)	(37,083,602)
	(13,018,880)	(286,273,313)
Net share transactions (Note 7):
Class III	(55,063,268)	361,232,562
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	548,963	154,811
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(54,514,305)	361,387,373
Total increase (decrease) in net assets	223,713,970	(173,115,482)
Net assets:
Beginning of period	1,436,950,750	1,610,066,232
End of period (including accumulated undistributed net investment income of $6,932,264 and distributions in excess of net investment income of $13,947,767, respectively)	$1,660,664,720	$1,436,950,750

See accompanying notes to the financial statements.

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$17.51		$25.30		$26.92		$27.76	$26.50	$24.28
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		3.21		1.19		0.80	1.26	0.98
Net realized and unrealized gain (loss)	3.21		(6.72)		1.18		1.63	2.93	3.00
Total from investment operations	3.61		(3.51)		2.37		2.43	4.19	3.98
Less distributions to shareholders:
From net investment income	(0.15)		(3.71)		(1.12)		(1.16)	(1.51)	(0.99)
From net realized gains	(0.02)		(0.57)		(2.87)		(2.11)	(1.42)	(0.77)
Total distributions	(0.17)		(4.28)		(3.99)		(3.27)	(2.93)	(1.76)
Net asset value, end of period	$20.95		$17.51		$25.30		$26.92	$27.76	$26.50
Total Return(b)	20.64	%**	(15.11)%		8.60%		9.31%	16.50%	16.74%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,660,665		$1,436,951		$1,610,066		$1,296,396	$1,207,625	$1,068,099
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	4.12	%*	14.05%		4.30%		2.94%	4.64%	3.92%
Portfolio turnover rate	17	%**	40%		57%		45%	47%	50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%	0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(f)	$0.00	(f)	$0.00 (f)	$0.00 (f)	$0.07

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Benchmark-Free Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks a positive total return. The Fund is a fund of funds and invests primarily in shares or holds assets of other series of the Trust, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2009, shares of GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a portion of the Fund's return of capital received from certain other GMO funds is expected to be classified as dividend income for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" as reported in the Statement of Operations has been increased by the portion estimated to be dividend income as of August 31, 2009. The estimated increase in dividend income is $1,033,603. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the additional income. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 26.09% of the net assets of the Fund, through investments in the underlying funds,

17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

were valued using fair value prices based on models used by that third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as level 2.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 4.66% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate.

18

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$9,093,082	$48,110,571	$57,203,653
U.S. Government Agency	—	—	383,058	383,058
TOTAL DEBT OBLIGATIONS	—	9,093,082	48,493,629	57,586,711
Mutual Funds	1,460,007,735	143,032,656	—	1,603,040,391
Short-Term Investments	—	31,948	—	31,948
Total Investments	1,460,007,735	152,157,686	48,493,629	1,660,659,050
Total	$1,460,007,735	$152,157,686	$48,493,629	$1,660,659,050

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 16.99% and (0.05%) of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$55,256,761	$(6,354,800)	$807,261	$810,245	$6,684,186	$(9,093,082)	$48,110,571
U.S. Government Agency	451,344	(74,926)	2,746	2,606	1,288	—	383,058
Total	$55,708,105	$(6,429,726)	$810,007	$812,851	$6,685,474	$(9,093,082)	$48,493,629

19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,811,244,121	$194,314,681	$(344,899,752)	$(150,585,071)

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $489,814.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or

20

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through June 29, 2009, the premium on cash purchases was 0.10% of the amount invested and the fee on cash redemptions was 2.00% of the amount redeemed. From June 30, 2009 through August 31, 2009, the purchase premium remained at 0.10% of the amount invested and the redemption fee was changed to 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other

21

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premium and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying funds. This summary is not intended to include every potential risk of investing in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time. In addition, while each GMO Fund is exposed to some level of management risk, this risk may be particularly pronounced for this Fund because it does not seek to control risk relative to, or to outperform, a particular securities market index or benchmark.

• Market Risk — Equity Securities — From time to time, the Fund may allocate part or all of its assets to equity investments (including investments in emerging country equities). Equity securities held by underlying funds may decline in value due to factors affecting issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to result in declines in the value of the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying

22

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — From time to time, the Fund may allocate part or all of its assets to fixed income securities, which may include emerging country debt (including below investment grade securities (also known as "junk bonds")). Typically, the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Smaller Company Risk — From time to time, the Fund may allocate part or all of its assets to investments in companies with smaller market capitalizations. The securities of companies with smaller market capitalizations typically are less widely held, trade less frequently and in lesser quantities, and have market prices that may fluctuate more than those of securities of larger capitalization companies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of an underlying fund's foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a

23

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

broader range of investments), Leveraging Risk (increased risk from use of reverse repurchase agreements and other derivatives and securities lending by an underlying fund), Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may

24

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes).

25

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.406%	0.068%	0.004%	0.478%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $12,653 and $7,360, respectively. The compensation and expenses of the CCO are included in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $306,318,320 and $264,790,856, respectively. Securities disposed of through in-kind transactions for the period ended August 31, 2009 was $1,250,655.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 22.64% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 1.15% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 97.09% of the Fund's shares were held by accounts for which the Manager had investment discretion.

26

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,639,827	$32,613,161	5,802,830	$125,161,583
Shares issued to shareholders in reinvestment of distributions	564,011	11,054,634	14,154,108	273,113,176
Shares repurchased	(4,970,920)	(98,731,063)	(1,546,197)	(37,042,197)
Purchase premiums	—	10,556	—	97,972
Redemption fees	—	538,407	—	56,839
Net increase (decrease)	(2,767,082)	$(54,514,305)	18,410,741	$361,387,373

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$434,803,314	$79,751,236	$152,754,320	$21,277,263	$—	$313,878,230
GMO Alternative Asset Opportunity Fund	16,373,298	—	65,257	—	—	19,081,689
GMO Asset Allocation Bond Fund, Class VI	—	64,352,371	14,027,205	—	—	51,825,166
GMO Emerging Country Debt Fund, Class IV	21,081,143	432,794	—	432,794	—	28,225,952
GMO Emerging Markets Fund, Class VI	64,789,027	23,215,474	59,521,700	328,308	—	88,854,750
GMO Flexible Equities Fund, Class VI	46,651,926	83,441	4,013,395	—	—	57,834,678
GMO International Small Companies Fund, Class III	42,720,670	36,339,390	7,021,750	976,013	—	116,810,244

27

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Quality Fund, Class VI	$401,725,164	$93,225,560	$12,422,732	$6,491,891	$—	$605,924,588
GMO Special Situations Fund, Class VI	45,145,613	8,918,025	8,600,000	—	—	48,072,689
GMO Strategic Fixed Income Fund, Class VI	275,849,692	—	1,117,492	1,033,603	—	254,488,805	[t]
GMO World Opportunity Overlay Fund	17,169,667	—	67,906	—	—	18,043,600	☐
Totals	$1,366,309,514	$306,318,291	$259,611,757	$30,539,872	$—	$1,603,040,391

t  The Fund received return of capital distributions in the amount of $60,385,511. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

☐  The Fund received return of capital distributions in the amount of $1,562,842.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the premium on cash purchases was 0.09% of the amount invested and the fee on cash redemptions was 0.12% of the amount redeemed.

28

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees considered that the Fund seeks a positive total return and does not seek to outperform a particular securities market index or blend of market indices. The Trustees also considered the Fund's investment performance as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, and information prepared by the third-party data services, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

29

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant

30

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

31

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,206.40	$2.67
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	68.9%
Debt Obligations	24.7
Cash and Cash Equivalents	6.8
Short-Term Investments	5.5
Preferred Stocks	0.6
Options Purchased	0.3
Loan Participations	0.0
Private Equity Securities	0.0
Investment Funds	0.0
Loan Assignments	0.0
Convertible Securities	0.0
Forward Currency Contracts	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(1.8)
Swaps	(2.6)
Futures	(5.0)
Other	2.7
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Country / Region Summary**	% of Investments
United States	62.1%
Euro Region***	8.3
Japan	8.2
United Kingdom	6.5
Switzerland	3.1
South Korea	1.6
Sweden	1.2
Russia	1.1
Brazil	1.0
China	0.9
Taiwan	0.9
Turkey	0.9
Australia	0.6
India	0.5
Thailand	0.5
Canada	0.4
Emerging	0.4
Singapore	0.4
Hong Kong	0.2
Indonesia	0.2
Poland	0.2
Denmark	0.1
Egypt	0.1
Israel	0.1
Malaysia	0.1
Mexico	0.1
Norway	0.1
Philippines	0.1
South Africa	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 3.3%
	Asset-Backed Securities — 3.2%
	ABS Collateralized Debt Obligations — 0.0%
500,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, 3 mo. LIBOR + .65%, 1.16%, due 10/20/44	15,000
	Airlines — 0.0%
600,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.75%, due 05/15/24	174,000
	Auto Financing — 0.5%
624,202	BMW Vehicle Lease Trust, Series 07-1, Class A3B, 1 mo. LIBOR + .24%, 0.51%, due 08/15/13	623,852
900,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.67%, due 02/18/14	893,700
400,000	Capital Auto Receivable Asset Trust, Series 07-SN1, Class A4, 1 mo. LIBOR + .10%, 0.37%, due 02/15/11	391,000
200,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.62%, due 07/15/14	190,876
800,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.92%, due 08/15/13	806,352
700,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	736,865
600,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.13%, due 11/10/14	577,500
120,723	Daimler Chrysler Master Owner Trust, Series 06-A, Class A, 1 mo. LIBOR + .03%, 0.30%, due 11/15/11	120,156
800,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.31%, due 02/15/12	794,664
500,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.65%, due 07/15/12	493,750
1,100,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.27%, due 03/15/13	1,119,151
2,200,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.52%, due 06/15/13	2,046,000
300,000	Franklin Auto Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.22%, due 05/20/16	303,750

See accompanying notes to the financial statements.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
1,000,000	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.47%, due 07/15/11	994,400
1,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 06/17/13	994,698
1,000,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, 1 mo. LIBOR, 0.27%, due 05/15/12	955,000
1,100,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, 1 mo. LIBOR + .10%, 0.37%, due 06/15/12	1,023,000
500,000	Swift Master Auto Receivables Trust, Series 07-2, Class A, 1 mo. LIBOR + .65%, 0.92%, due 10/15/12	456,280
1,100,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, 1 mo. LIBOR + .27%, 0.54%, due 12/15/16	948,861
400,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.42%, due 03/20/14	399,484
600,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.27%, due 11/15/12	590,988
	Total Auto Financing	15,460,327
	Bank Loan Collateralized Debt Obligations — 0.0%
415,908	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.78%, due 06/20/25	387,184
880,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, 3 mo. LIBOR + .25%, 0.83%, due 07/05/11	783,200
	Total Bank Loan Collateralized Debt Obligations	1,170,384
	Business Loans — 0.2%
626,415	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .14%, 0.58%, due 08/16/19	488,604
104,985	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.63%, due 04/25/34	78,738
69,896	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.64%, due 01/25/35	48,927
356,156	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.66%, due 01/25/36	231,501
295,240	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.51%, due 07/25/37	177,144

See accompanying notes to the financial statements.

4

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
1,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.57%, due 12/25/37	645,000
91,395	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .12%, 0.39%, due 08/22/16	74,944
236,988	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 03/20/17	194,330
96,982	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.56%, due 05/15/32	66,917
141,301	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.51%, due 11/15/33	87,607
900,000	GE Dealer Floorplan Master Trust, Series 06-4, Class A, 1 mo. LIBOR + .01%, 0.28%, due 10/20/11	897,372
1,400,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, 1 mo. LIBOR + .01%, 0.28%, due 07/20/12	1,378,440
268,108	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 02/25/30	166,227
227,702	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.52%, due 09/25/30	136,621
100,215	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A1, 144A, 1 mo. LIBOR + .65%, 0.92%, due 10/25/37	87,187
800,000	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.12%, due 10/25/37	504,000
800,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, 1 mo. LIBOR + .11%, 0.39%, due 02/25/13	776,000
700,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .06%, 0.33%, due 03/13/12	455,000
9,796	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, 1 mo. LIBOR + .50%, 0.77%, due 09/15/17	8,327
	Total Business Loans	6,502,886
	CMBS — 0.3%
700,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.39%, due 07/15/44	490,000
1,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.40%, due 12/15/20	605,000
900,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	903,060

See accompanying notes to the financial statements.

5

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
500,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	502,250
124,417	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 11/05/21	106,999
900,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	897,469
213,181	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .09%, 0.37%, due 03/06/20	185,467
300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.41%, due 03/06/20	252,000
290,951	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, 1 mo. LIBOR + .12%, 0.39%, due 02/15/20	220,506
1,400,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	1,411,346
108,810	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 09/15/21	93,033
900,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	905,670
300,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	302,436
400,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.91%, due 10/15/42	389,960
127,379	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	127,761
863,275	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	621,558
	Total CMBS	8,014,515
	CMBS Collateralized Debt Obligations — 0.0%
500,000	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.21%, due 11/23/52	35,000
423,554	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	211,777
540,711	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.59%, due 08/26/30	189,249
800,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.60%, due 05/25/46	416,000
	Total CMBS Collateralized Debt Obligations	852,026

See accompanying notes to the financial statements.

6

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)		Description	Value ($)
		Collateralized Loan Obligations — 0.0%
	239,969	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, 3 mo. LIBOR + .48%, 0.87%, due 02/25/13	215,972
		Credit Cards — 0.6%
	1,900,000	American Express Credit Account Master Trust, Series 05-5, Class A, 1 mo. LIBOR + .04%, 0.31%, due 02/15/13	1,890,740
	700,000	American Express Credit Account Master Trust, Series 06-1, Class A, 1 mo. LIBOR + .03%, 0.30%, due 12/15/13	687,969
	300,000	American Express Issuance Trust, Series 07-1, Class A, 1 mo. LIBOR + .20%, 0.47%, due 09/15/11	298,650
	100,000	Bank of America Credit Card Trust, Series 06-A12, Class A12, 1 mo. LIBOR + .02%, 0.29%, due 03/15/14	97,590
	1,100,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.27%, due 09/15/14	1,128,941
	700,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.59%, due 06/16/14	686,217
	800,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, 1 mo. LIBOR + .01%, 0.28%, due 08/15/13	788,000
	200,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, 1 mo. LIBOR + .03%, 0.30%, due 03/16/15	191,000
	500,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, 1 mo. LIBOR + .07%, 0.34%, due 05/15/13	496,780
	600,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, 1 mo. LIBOR + 1.10%, 1.37%, due 03/17/14	595,500
	1,300,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.52%, due 09/15/17	1,201,057
EUR	1,100,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, 3 mo. EUR LIBOR + .10%, 0.95%, due 05/24/13	1,494,863
	1,300,000	Citibank OMNI Master Trust, Series 07-A9A, Class A9, 144A, 1 mo. LIBOR + 1.10%, 1.37%, due 12/23/13	1,294,800
	400,000	Discover Card Master Trust I, Series 05-4, Class A1, 1 mo. LIBOR + .06%, 0.33%, due 06/18/13	394,376
	500,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.36%, due 06/16/15	455,156
	1,900,000	Discover Card Master Trust I, Series 06-2, Class A2, 1 mo. LIBOR + .03%, 0.30%, due 01/16/14	1,857,778
	100,000	Discover Card Master Trust I, Series 07-1, Class A, 1 mo. LIBOR + .01%, 0.28%, due 08/15/12	99,562

See accompanying notes to the financial statements.

7

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
400,000	Discover Card Master Trust I, Series 96-4, Class A, 1 mo. LIBOR + .38%, 0.65%, due 10/16/13	393,240
700,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, 1 mo. LIBOR + .04%, 0.31%, due 03/15/13	696,717
1,200,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, 1 mo. LIBOR + .01%, 0.28%, due 06/15/13	1,185,600
1,300,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, 1 mo. LIBOR + .05%, 0.32%, due 04/15/13	1,279,688
600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.82%, due 07/15/13	588,000
400,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.42%, due 01/15/14	392,600
1,300,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.07%, due 05/15/13	1,261,000
400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 02/15/17	360,376
	Total Credit Cards	19,816,200
	Equipment Leases — 0.1%
286,595	CNH Equipment Trust, Series 07-B, Class A3B, 1 mo. LIBOR + .60%, 0.87%, due 10/17/11	286,698
400,000	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.23%, due 08/15/14	405,240
903,397	GE Equipment Midticket LLC, Series 07-1, Class A3B, 1 mo. LIBOR + .25%, 0.52%, due 06/14/11	900,010
	Total Equipment Leases	1,591,948
	Insurance Premiums — 0.0%
1,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, 1 mo. LIBOR + .05%, 0.32%, due 12/15/11	960,600
	Insured Auto Financing — 0.3%
300,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, 1 mo. LIBOR + .12%, 0.39%, due 04/20/11	293,808
230,976	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, 1 mo. LIBOR + .08%, 0.36%, due 05/06/12	228,236

See accompanying notes to the financial statements.

8

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
800,000	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.32%, due 10/06/13	768,240
500,000	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, 1 mo. LIBOR + .05%, 0.33%, due 12/06/13	454,300
192,831	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, 1 mo. LIBOR + .03%, 0.31%, due 05/07/12	188,195
500,000	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.08%, due 06/06/14	434,070
800,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.78%, due 03/08/16	725,111
660,870	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, 1 mo. LIBOR + .01%, 0.28%, due 12/15/12	637,145
741,466	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	720,898
200,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, 1 mo. LIBOR + .02%, 0.29%, due 11/15/13	189,800
596,354	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.78%, due 04/16/12	589,699
100,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A3, 144A, AMBAC, 1 mo. LIBOR + .20%, 0.47%, due 02/25/11	98,697
300,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, 1 mo. LIBOR + .25%, 0.52%, due 11/25/11	284,976
1,021,445	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, 1 mo. LIBOR + .05%, 0.32%, due 09/15/14	956,501
800,000	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.92%, due 10/15/14	744,560
1,700,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.48%, due 07/14/14	1,547,000
96,299	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	96,253
	Total Insured Auto Financing	8,957,489
	Insured Business Loans — 0.0%
316,765	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.71%, due 10/25/30	205,897

See accompanying notes to the financial statements.

9

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured High Yield Collateralized Debt Obligations — 0.0%
442,873	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, 3 mo. LIBOR + .46%, 0.97%, due 12/16/15	372,013
128,575	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, 6 mo. LIBOR + .52%, 1.76%, due 05/22/13	96,431
	Total Insured High Yield Collateralized Debt Obligations	468,444
	Insured Other — 0.1%
800,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	739,441
1,500,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	1,204,252
806,680	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 09/15/41	609,794
813,498	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.47%, due 12/15/41	619,332
601,316	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.83%, due 01/05/14	541,184
100,000	Toll Road Investment Part II, Series B, 144A, MBIA, Zero Coupon, due 02/15/30	17,245
900,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	85,041
	Total Insured Other	3,816,289
	Insured Residential Asset-Backed Securities (United States) — 0.0%
98,258	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.48%, due 07/25/34	43,234
122,996	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.65%, due 12/25/33	67,648
32,449	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.60%, due 03/25/34	17,847
808,374	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.49%, due 11/25/35	363,768
	Total Insured Residential Asset-Backed Securities (United States)	492,497

See accompanying notes to the financial statements.

10

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
17,837	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.61%, due 10/25/34	9,275
41,271	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.60%, due 01/25/35	19,810
462,770	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 06/15/37	92,276
283,546	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.50%, due 10/25/34	130,545
17,499	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.73%, due 07/25/29	7,647
22,023	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.83%, due 08/15/30	12,335
39,754	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.71%, due 06/25/34	13,119
9,587	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.56%, due 12/25/32	4,170
193,679	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.46%, due 11/25/35	92,686
70,979	Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, 1 mo. LIBOR + .37%, 0.64%, due 09/27/32	36,334
62,684	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, 1 mo. LIBOR + .22%, 0.49%, due 06/25/34	30,179
	Total Insured Residential Mortgage-Backed Securities (United States)	448,376
	Insured Time Share — 0.0%
26,861	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .18%, 0.45%, due 05/20/16	21,896
74,603	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	67,888
138,725	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	113,787
167,002	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.42%, due 03/20/19	145,292
457,165	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	283,543
	Total Insured Time Share	632,406

See accompanying notes to the financial statements.

11

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Transportation — 0.0%
186,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.57%, due 04/17/19	143,733
	Investment Grade Corporate Collateralized Debt Obligations — 0.3%
1,000,000	Counts Trust, Series 04-2, 144A, 3 mo. LIBOR + .95%, 1.56%, due 09/20/09	1,002,030
1,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, 3 mo. LIBOR + .45%, 1.06%, due 12/20/09	950,500
1,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, 3 mo. LIBOR + .65%, 1.26%, due 12/20/09	931,500
1,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, 3 mo. LIBOR + .52%, 1.13%, due 03/20/10	876,500
1,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 1.01%, due 12/20/10	841,500
1,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, 3 mo. LIBOR + .45%, 1.06%, due 03/20/10	909,000
1,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.90%, due 06/20/13	544,500
1,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, 3 mo. LIBOR + .70%, 1.41%, due 08/01/11	850,200
1,000,000	Salisbury International Investments Ltd., 3 mo. LIBOR + .42%, 1.03%, due 06/22/10	718,000
	Total Investment Grade Corporate Collateralized Debt Obligations	7,623,730
	Residential Asset-Backed Securities (United States) — 0.4%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.66%, due 01/25/35	22,200
51,539	Accredited Mortgage Loan Trust, Series 07-1, Class A1, 1 mo. LIBOR + .05%, 0.32%, due 02/25/37	48,885
63,082	ACE Securities Corp., Series 05-ASP1, Class A2C, 1 mo. LIBOR + .27%, 0.54%, due 09/25/35	60,874
108,662	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.41%, due 02/25/36	17,332
228,290	ACE Securities Corp., Series 06-ASP2, Class A2B, 1 mo. LIBOR + .14%, 0.41%, due 03/25/36	210,027
300,000	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.45%, due 03/25/36	126,000

See accompanying notes to the financial statements.

12

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
286,549	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.37%, due 08/25/36	214,912
700,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.45%, due 10/25/36	182,000
683,003	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.37%, due 07/25/36	512,252
200,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 05/25/36	66,000
252,851	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.36%, due 06/25/36	189,639
400,000	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 04/25/36	156,000
141,220	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 09/25/35	17,476
297,235	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 06/25/36	9,660
380,398	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.44%, due 06/25/36	6,657
285,943	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.36%, due 01/25/37	135,823
254,776	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 11/25/36	121,019
383,422	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.47%, due 05/25/37	46,394
130,475	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 0.79%, due 05/25/34	97,653
1,600,000	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 07/25/36	378,000
385,474	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.38%, due 09/25/36	231,284
440,115	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.46%, due 03/25/36	272,872
300,000	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	99,609
600,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.38%, due 10/25/36	560,160
300,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.42%, due 10/25/36	119,190

See accompanying notes to the financial statements.

13

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
28,363	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, 1 mo. LIBOR + .06%, 0.33%, due 11/25/36	27,512
896,868	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.49%, due 05/25/37	644,041
244,019	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 05/28/39	171,789
244,019	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	146,411
359,431	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 02/28/40	174,468
161,914	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.38%, due 11/25/36	113,103
300,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.47%, due 11/25/36	59,727
187,972	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.43%, due 02/25/37	17,178
124,366	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 02/25/37	113,826
1,300,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.47%, due 02/25/37	796,658
500,000	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.43%, due 06/25/36	350,000
10,187	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.81%, due 04/25/33	6,232
6,079	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.68%, due 10/25/34	2,735
400,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.43%, due 12/25/36	124,000
1,000,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.41%, due 02/25/37	546,100
274,759	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.35%, due 03/25/37	256,598
113,925	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, 1 mo. LIBOR + .11%, 0.38%, due 04/25/36	105,060
18,434	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.57%, due 04/25/34	7,725
500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 04/25/36	202,500

See accompanying notes to the financial statements.

14

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
69,418	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF18, Class A2A, 1 mo. LIBOR + .07%, 0.34%, due 12/25/37	67,791
159,885	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.46%, due 05/25/36	81,341
128,612	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.37%, due 08/25/36	83,557
600,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.43%, due 08/25/36	171,600
149,442	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.58%, due 01/20/35	116,004
135,522	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	103,166
422,835	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.43%, due 01/20/36	341,439
1,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.39%, due 12/25/36	286,484
145,988	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.52%, due 10/25/35	127,192
233,576	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, 1 mo. LIBOR + .13%, 0.40%, due 10/25/36	217,665
700,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.42%, due 03/25/36	247,947
400,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 06/25/36	116,392
800,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 08/25/36	242,744
500,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.43%, due 10/25/36	144,165
91,343	Master Asset-Backed Securities Trust, Series 06-WMC1, Class A2, 1 mo. LIBOR + .11%, 0.38%, due 02/25/36	90,715
225,336	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.43%, due 03/25/36	7,323
305,806	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.39%, due 02/25/37	158,652
132,567	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.67%, due 08/25/34	86,169
1,000,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.50%, due 02/25/37	300,000

See accompanying notes to the financial statements.

15

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
372,407	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.37%, due 04/25/37	290,850
300,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.42%, due 11/25/36	81,000
273,824	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.53%, due 12/25/35	178,921
375,830	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.46%, due 09/25/45	287,322
45,822	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, 1 mo. LIBOR + .23%, 0.50%, due 04/25/35	43,531
128,456	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 10/25/33	110,140
27,313	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1, 1 mo. LIBOR + .09%, 0.36%, due 10/25/36	27,142
324,310	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.52%, due 01/25/36	275,663
227,101	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.38%, due 04/25/37	207,920
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.81%, due 03/25/35	4,336
135,921	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.43%, due 03/25/36	101,940
113,307	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.56%, due 10/25/36	94,952
71,475	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.53%, due 10/25/35	64,743
97,008	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.39%, due 01/25/37	79,576
500,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.42%, due 06/25/37	142,800
255,516	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.47%, due 01/25/36	148,199
196,239	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 11/25/35	41,210
610,069	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.67%, due 06/25/37	156,788
	Total Residential Asset-Backed Securities (United States)	13,094,960

See accompanying notes to the financial statements.

16

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — 0.1%
110,966	Australian Mortgage Securities II, Series G3, Class A1A, 3 mo. LIBOR + .21%, 0.74%, due 01/10/35	97,095
291,951	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.57%, due 07/20/38	272,315
468,763	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.57%, due 04/19/38	425,702
102,192	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 1.10%, due 09/27/35	81,142
816,840	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 1.03%, due 03/14/36	659,043
70,525	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.75%, due 12/08/36	57,947
92,148	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.46%, due 05/27/38	69,264
52,483	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.54%, due 05/10/36	49,344
344,729	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.68%, due 06/14/37	318,877
425,188	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.58%, due 10/20/37	369,458
472,600	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.49%, due 02/21/38	378,080
570,083	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.70%, due 06/12/40	517,433
26,214	Superannuation Members Home Loans Global Fund, Series 6, Class A, 3 mo. LIBOR + .16%, 0.62%, due 11/09/35	23,099
68,627	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.77%, due 03/09/36	64,808
61,249	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.58%, due 01/12/37	52,790
402,794	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.47%, due 05/21/38	343,608
	Total Residential Mortgage-Backed Securities (Australian)	3,780,005

See accompanying notes to the financial statements.

17

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — 0.2%
430,556	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.72%, due 09/20/66	215,278
500,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.70%, due 03/20/30	250,000
1,100,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.61%, due 01/13/39	965,594
89,985	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, 3 mo. LIBOR + .07%, 0.58%, due 10/11/41	84,911
200,498	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	156,389
108,345	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .14%, 0.75%, due 09/20/44	80,175
579,065	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.71%, due 12/10/43	507,347
27,078	Leek Finance Plc, Series 14A, Class A2B, 144A, 3 mo. LIBOR + .18%, 0.79%, due 09/21/36	25,394
103,775	Leek Finance Plc, Series 15A, Class AB, 144A, 3 mo. LIBOR + .14%, 0.75%, due 03/21/37	91,371
101,088	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.75%, due 12/21/37	78,833
207,063	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .21%, 0.65%, due 05/15/34	136,173
330,420	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.55%, due 11/15/38	185,465
231,659	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.73%, due 09/15/39	119,934
1,300,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, 3 mo. LIBOR + .10%, 0.56%, due 02/12/16	1,222,000
1,000,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.62%, due 07/15/33	795,000
200,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.59%, due 10/15/33	175,112
	Total Residential Mortgage-Backed Securities (European)	5,088,976

See accompanying notes to the financial statements.

18

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (United States) — 0.0%
27,731	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.57%, due 08/25/35	13,311
45,573	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.52%, due 07/25/30	39,400
103,154	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/26/34	69,935
	Total Residential Mortgage-Backed Securities (United States)	122,646
	Student Loans — 0.1%
400,000	College Loan Corp. Trust, Series 06-1, Class A2, 3 mo. LIBOR + .02%, 0.52%, due 04/25/22	398,500
148,000	College Loan Corp. Trust, Series 07-1, Class A1, 3 mo. LIBOR + .01%, 0.51%, due 01/25/23	147,075
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	697,594
126,835	Goal Capital Funding Trust, Series 06-1, Class A1, 3 mo. LIBOR, 0.39%, due 08/25/20	125,836
146,488	Goal Capital Funding Trust, Series 07-1, Class A1, 3 mo. LIBOR + .02%, 0.63%, due 06/25/21	144,085
13,357	Keycorp Student Loan Trust, Series 05-A, Class 2A1, 3 mo. LIBOR + .05%, 0.65%, due 09/27/21	13,312
100,425	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, 3 mo. LIBOR + .04%, 0.65%, due 06/20/15	99,803
312,737	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.41%, due 08/25/23	289,285
194,684	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, 1 mo. LIBOR + .08%, 0.35%, due 08/26/19	189,330
400,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.69%, due 12/23/19	390,336
367,528	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.66%, due 09/15/22	334,450
	Total Student Loans	2,829,606

See accompanying notes to the financial statements.

19

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	Time Share — 0.0%
232,854	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.27%, due 02/20/20	227,615
	Total Asset-Backed Securities	102,706,527
	Corporate Debt — 0.0%
598,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	564,093
	U.S. Government Agency — 0.1%
234,100	Agency for International Development Floater (Support of C.A.B.E.I), 6 mo. U.S. Treasury Bill + .40%, 0.66%, due 10/01/12 (a)	227,811
168,317	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.21%, due 10/01/11 (a)	164,286
945,000	Agency for International Development Floater (Support of India), 3 mo. LIBOR + .10%, 0.58%, due 02/01/27 (a)	800,926
628,867	Agency for International Development Floater (Support of Jamaica), 6 mo. U.S. Treasury Bill + 0.75%, 1.01%, due 03/30/19 (a)	589,394
74,879	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.61%, due 05/01/14 (a)	71,761
500,001	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.20%, due 01/01/12 (a)	485,456
	Total U.S. Government Agency	2,339,634
	TOTAL DEBT OBLIGATIONS (COST $102,611,141)	105,610,254
	PREFERRED STOCKS — 0.0%
	Banking — 0.0%
1,000	Home Ownership Funding 2 Preferred 144A, 1.00% (a)	90,000
	TOTAL PREFERRED STOCKS (COST $158,808)	90,000

See accompanying notes to the financial statements.

20

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 96.7%
	Affiliated Issuers — 96.7%
61,151,098	GMO Alpha Only Fund, Class IV	304,532,467
6,066,883	GMO Asset Allocation Bond Fund, Class VI	155,736,880
25,631,051	GMO Domestic Bond Fund, Class VI	166,858,142
1,431,039	GMO Emerging Country Debt Fund, Class IV	11,019,004
22,114,764	GMO Emerging Markets Fund, Class VI	235,522,235
3,588,159	GMO Flexible Equities Fund, Class VI	73,306,096
1,861,635	GMO Inflation Indexed Plus Bond Fund, Class VI	31,349,935
13,490,385	GMO International Core Equity Fund, Class VI	359,383,858
7,896,564	GMO International Growth Equity Fund, Class IV	151,219,203
7,508,523	GMO International Intrinsic Value Fund, Class IV	154,450,318
8,656,353	GMO International Small Companies Fund, Class III	59,555,711
53,526,147	GMO Quality Fund, Class VI	941,524,920
359,741	GMO Short-Duration Investment Fund, Class III	2,795,190
3,441,999	GMO Special Situations Fund, Class VI	92,865,123
15,583,407	GMO Strategic Fixed Income Fund, Class VI	250,425,347
4,374,857	GMO U.S. Core Equity Fund, Class VI	42,786,097
1,032,718	GMO World Opportunity Overlay Fund	19,993,417
	TOTAL MUTUAL FUNDS (COST $3,346,133,961)	3,053,323,943
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
52,956	State Street Institutional U.S. Government Money Market Fund- Institutional Class	52,956
	TOTAL SHORT-TERM INVESTMENTS (COST $52,956)	52,956
	TOTAL INVESTMENTS — 100.0% (Cost $3,448,956,866)	3,159,077,153
	Other Assets and Liabilities (net) — 0.00%	45,059
	TOTAL NET ASSETS — 100.0%	$3,159,122,212

See accompanying notes to the financial statements.

21

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank for Economic Integration

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2009, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

EUR - Euro

See accompanying notes to the financial statements.

22

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $102,822,905) (Note 2)	$105,753,210
Investments in affiliated issuers, at value (cost $3,346,133,961) (Notes 2 and 8)	3,053,323,943
Receivable for investments sold	244,063
Interest receivable	103,794
Receivable for expenses reimbursed by Manager (Note 3)	16,678
Miscellaneous receivable	644
Total assets	3,159,442,332
Liabilities:
Payable for investments purchased	46
Payable for Fund shares repurchased	238,467
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	5,565
Accrued expenses	76,042
Total liabilities	320,120
Net assets	$3,159,122,212
Net assets consist of:
Paid-in capital	$3,833,563,618
Accumulated undistributed net investment income	10,490,136
Accumulated net realized loss	(395,051,829)
Net unrealized depreciation	(289,879,713)
$3,159,122,212
Net assets attributable to:
Class III shares	$3,159,122,212
Shares outstanding:
Class III	346,305,858
Net asset value per share:
Class III	$9.12

See accompanying notes to the financial statements.

23

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$44,703,639
Interest	4,116,090
Dividends	3,737
Total investment income	48,823,466
Expenses:
Legal fees	51,980
Trustees fees and related expenses (Note 3)	27,230
Custodian, fund accounting agent and transfer agent fees	26,036
Audit and tax fees	16,376
Chief Compliance Officer (Note 3)	12,604
Registration fees	4,048
Miscellaneous	5,980
Total expenses	144,254
Fees and expenses reimbursed by Manager (Note 3)	(104,420)
Expense reductions (Note 2)	(294)
Net expenses	39,540
Net investment income (loss)	48,783,926
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	707,084
Investments in affiliated issuers	(245,253,414)
Realized gains distributions from affiliated issuers (Note 8)	11,765,598
Foreign currency and foreign currency related transactions	(68)
Net realized gain (loss)	(232,780,800)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	12,575,336
Investments in affiliated issuers	809,399,418
Net unrealized gain (loss)	821,974,754
Net realized and unrealized gain (loss)	589,193,954
Net increase (decrease) in net assets resulting from operations	$637,977,880

See accompanying notes to the financial statements.

24

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$48,783,926	$267,390,545
Net realized gain (loss)	(232,780,800)	(106,114,266)
Change in net unrealized appreciation (depreciation)	821,974,754	(959,967,450)
Net increase (decrease) in net assets from operations	637,977,880	(798,691,171)
Distributions to shareholders from:
Net investment income
Class III	(26,665,875)	(309,984,149)
Net realized gains
Class III	—	(146,420,155)
	(26,665,875)	(456,404,304)
Net share transactions (Note 7):
Class III	113,730,322	322,020,967
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	1,092,843	1,206,564
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	114,823,165	323,227,531
Total increase (decrease) in net assets	726,135,170	(931,867,944)
Net assets:
Beginning of period	2,432,987,042	3,364,854,986
End of period (including accumulated undistributed net investment income of $10,490,136 and distributions in excess of net investment income of $11,627,915, respectively)	$3,159,122,212	$2,432,987,042

See accompanying notes to the financial statements.

25

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$7.28		$11.37		$12.01		$11.76	$11.33	$10.74
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.87		0.48		0.39	0.36	0.27
Net realized and unrealized gain (loss)	1.77		(3.43)		0.05		0.66	0.86	0.90
Total from investment operations	1.92		(2.56)		0.53		1.05	1.22	1.17
Less distributions to shareholders:
From net investment income	(0.08)		(1.04)		(0.53)		(0.43)	(0.37)	(0.32)
From net realized gains	—		(0.49)		(0.64)		(0.37)	(0.42)	(0.26)
Total distributions	(0.08)		(1.53)		(1.17)		(0.80)	(0.79)	(0.58)
Net asset value, end of period	$9.12		$7.28		$11.37		$12.01	$11.76	$11.33
Total Return(b)	26.46	%**	(24.30)%		4.10%		9.22%	11.05%	11.07%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,159,122		$2,432,987		$3,364,855		$3,079,164	$1,812,191	$1,030,238
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	3.51	%*	8.81%		3.89%		3.28%	3.17%	2.53%
Portfolio turnover rate	14	%**	44%		76%		23%	16%	10%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%	0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01	$0.01	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Global Balanced Asset Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Global Balanced Index. The GMO Global Balanced Index is a composite index computed by GMO consisting of: (i) the MSCI ACWI (All Country World Index) Index and (ii) the Barclays Capital U.S. Aggregate Index in the following proportions: 65% (MSCI ACWI (All Country World Index) Index) and 35% (Barclays Capital U.S. Aggregate Index). The Fund is a fund of funds and invests primarily in shares or holds assets of other series of the Trust, which may include the GMO International Equity Funds, GMO U.S. Equity Funds, GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). The Fund intends to have at least 25% of its assets invested in fixed income investments and at least 25% of its assets invested in equity investments. In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity securities (including emerging country equities, both growth and value style equities, and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2009, shares of GMO Alternative Asset Opportunity Fund, GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in

27

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

As of August 31, 2009, a portion of the Fund's return of capital received from certain other GMO funds is expected to be classified as dividend income for U.S. federal income tax purposes. Accordingly, "dividends from affiliated issuers" as reported in the Statement of Operations has been increased by the portion estimated to be dividend income as of August 31, 2009. The estimated increase in dividend income is $2,680,596. In addition, all applicable related income disclosures throughout this Semiannual Report have been adjusted by the additional income. The dividends from affiliated issuers are subject to change and will not be finalized until February 28, 2010, the Fund's fiscal year-end. Finally, in early 2010, applicable shareholders will receive Form 1099-DIV that will indicate the appropriate tax character of all distributions paid by the Fund in 2009.

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held directly by the Fund and by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 36.40% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as level 2.

28

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by the Fund, those alternative sources would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2009, the total value of securities held directly and indirectly that were fair valued or for which no alternative pricing source was available represented 3.77% of the net assets of the Fund.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities and preferred stocks using a specified spread above the LIBOR Rate or U.S. Treasury yield.

29

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$15,007,692	$87,698,835	$102,706,527
Corporate Debt	—	564,093	—	564,093
U.S. Government Agency	—	—	2,339,634	2,339,634
TOTAL DEBT OBLIGATIONS	—	15,571,785	90,038,469	105,610,254
Preferred Stocks	—	—	90,000	90,000
Mutual Funds	2,867,159,307	186,164,636	—	3,053,323,943
Short-Term Investments	—	52,956	—	52,956
Total Investments	2,867,159,307	201,789,377	90,128,469	3,159,077,153
Total	$2,867,159,307	$201,789,377	$90,128,469	$3,159,077,153

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 14.19% and (0.02)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2009	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net transfers in to/out of Level 3	Balances as of August 31, 2009
Debt Obligations
Asset-Backed Securities	$103,691,094	$(17,486,223)	$1,607,670	$2,308,653	$12,585,333	$(15,007,692)	$87,698,835
U.S. Government Agency	2,580,169	(230,466)	8,963	8,852	(27,884)	—	2,339,634
Total Debt Obligations	106,271,263	(17,716,689)	1,616,633	2,317,505	12,557,449	(15,007,692)	90,038,469
Preferred Stocks	90,000	—	—	—	—	—	90,000
Total	$106,361,263	$(17,716,689)	$1,616,633	$2,317,505	$12,557,449	$(15,007,692)	$90,128,469

30

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $103,692,912.

31

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2010	$(638)
Total	$(638)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,621,839,525	$99,862,076	$(562,624,448)	$(462,762,372)

For the period ended August 31, 2009, the Fund had net realized losses attributed to redemption in-kind transactions of $510,107.

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may

32

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

From prior to March 1, 2009 through June 29, 2009, the premium on cash purchases was 0.09% of the amount invested and the fee on cash redemptions was 2.00% of the amount redeemed. From June 30, 2009 through August 31, 2009, the purchase premium remained at 0.09% of the amount invested and the redemption fee was changed to 1.00% of the amount redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the pruchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

33

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to result in declines in the value of the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the value of an underlying fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying Funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in

34

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of an underlying fund's investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged by an underlying fund), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending by an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries), Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

The Fund invests (including through investment in underlying funds) in asset-backed securities, which may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables, which expose the Fund to additional types of market risk. Asset-backed securities also may be collateralized by the fees earned by service providers. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if too many obligors of the underlying obligations default in payment of the obligations. The obligations of issuers (and obligors of underlying assets) also are subject

35

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Many asset-backed securities in which the Fund has invested are now rated below investment grade.

With the deterioration of worldwide economic and liquidity conditions that became acute in 2008, the markets for asset-backed securities became fractured and uncertainty about the creditworthiness of those securities (and underlying collateral) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities generally. These events reduced liquidity for securitized credits and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not continue or that they will not deteriorate further. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse credit, valuation and liquidity effects on asset-backed securities. There can be no assurance that in the future the market for asset-backed securities will become more liquid.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. In addition, asset-backed securities representing diverse sectors (e.g., auto loans, student loans, sub-prime mortgages, and credit-card receivables) have become more highly correlated since the deterioration of worldwide economic and liquidity conditions referred to above.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary

36

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.384%	0.060%	0.003%	0.447%

The Fund's portion of the fees paid by the Trust to Trust's independent Trustees and CCO during the period ended August 31, 2009 was $21,710 and $12,604, respectively. The compensation and expenses of the CCO are included in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $661,311,385 and $393,264,840, respectively. Cost of purchases and proceeds from sales of securities for in-kind transactions for the period ended August 31, 2009 were $7,500,795 and $1,953,650, respectively.

37

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 14.33% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.13% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
	Shares	Amount	Shares	Amount
Class III:
Shares sold	24,596,113	$209,874,799	15,432,640	$163,016,462
Shares issued to shareholders in reinvestment of distributions	2,785,813	23,319,640	48,859,380	425,639,992
Shares repurchased	(15,121,829)	(119,464,117)	(26,134,315)	(266,635,487)
Purchase premiums	—	168,538	—	136,196
Redemption fees	—	924,305	—	1,070,368
Net increase (decrease)	12,260,097	$114,823,165	38,157,705	$323,227,531

38

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$409,903,662	$124,300,113	$189,316,450	$19,717,357		$—	$304,532,467
GMO Asset Allocation Bond Fund, Class VI	—	169,782,259	17,412,519	—		—	155,736,880
GMO Domestic Bond Fund, Class VI	204,811,016	613,454	762,954	2,524,369		11,765,598	166,858,142	▲
GMO Emerging Country Debt Fund, Class IV	8,197,052	207,831	—	168,957		—	11,019,004
GMO Emerging Markets Fund, Class VI	149,513,226	22,838,911	50,585,531	634,624		—	235,522,235
GMO Flexible Equities Fund, Class VI	51,855,694	4,138,885	400,407	—		—	73,306,096
GMO Inflation Indexed Plus Bond Fund, Class VI	27,675,383	118,284	103,145	1,713,196	*	—	31,349,935
GMO International Core Equity Fund, Class VI	242,284,954	19,767,492	14,843,073	2,718,328		—	359,383,858
GMO International Growth Equity Fund, Class IV	85,167,566	55,638,350	31,063,213	3,816,724		—	151,219,203
GMO International Intrinsic Value Fund, Class IV	77,290,040	52,292,839	31,414,314	1,976,208		—	154,450,318
GMO International Small Companies Fund, Class III	—	54,417,591	—	195,991		—	59,555,711
GMO Quality Fund, Class VI	637,315,620	156,442,702	33,343,247	9,751,281		—	941,524,920
GMO Short-Duration Investment Fund, Class III	2,571,600	10,680	9,590	19,584		—	2,795,190
GMO Special Situations Fund, Class VI	86,658,653	6,018,950	4,681,461	—		—	92,865,123
GMO Strategic Fixed Income Fund, Class VI	270,301,534	964,845	1,007,117	1,017,044		—	250,425,347	[t]
GMO U.S. Core Equity Fund, Class VI	34,489,170	1,258,994	2,428,470	449,976		—	42,786,097

39

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO World Opportunity Overlay Fund	$19,021,564	$—	$70,842	$—	$—	$19,993,417	☐
Totals	$2,307,056,734	$668,812,180	$377,442,333	$44,703,639	$11,765,598	$3,053,323,943

▲  The Fund received return of capital distributions in the amount of $48,293,704. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

*  A significant portion of the dividend is expected to be a return of capital for tax purposes. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

t  The Fund received return of capital distributions in the amount of $59,223,224. Please note that in early 2010, Form 1099-DIV is anticipated to be sent to applicable shareholders that will state the actual tax characterization of all distributions paid in 2009.

☐  The Fund received return of capital distributions in the amount of $1,731,725.

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. Effective September 14, 2009, the premium on cash purchases was 0.07% of the amount invested and the fee on cash redemptions was 0.08% of the amount redeemed.

40

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to the peer group data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

41

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering,

42

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

43

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.45%	$1,000.00	$1,264.60	$2.57
2) Hypothetical	0.45%	$1,000.00	$1,022.94	$2.29

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

44

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.4%
Short-Term Investments	1.9
Preferred Stocks	1.7
Futures	0.3
Debt Obligations	0.1
Private Equity Securities	0.1
Investment Funds	0.1
Forward Currency Contracts	0.1
Convertible Securities	0.0
Rights and Warrants	0.0
Other	0.3
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Country / Region Summary**	% of Investments
Japan	21.7%
Euro Region***	21.7
United Kingdom	18.0
Switzerland	6.9
South Korea	4.0
Sweden	3.6
Australia	3.4
Russia	2.6
Brazil	2.4
China	2.1
Taiwan	2.0
Turkey	1.9
Canada	1.4
India	1.2
Singapore	1.1
Thailand	1.1
Denmark	0.9
Hong Kong	0.7
Poland	0.6
Indonesia	0.5
South Africa	0.4
Egypt	0.3
Malaysia	0.3
Israel	0.2
Mexico	0.2
New Zealand	0.2
Norway	0.2
Chile	0.1
Czech Republic	0.1
Hungary	0.1
Philippines	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
16,148,709	GMO Emerging Markets Fund, Class VI	171,983,755
916,286	GMO Flexible Equities Fund, Class VI	18,719,721
16,352,746	GMO International Growth Equity Fund, Class IV	313,155,085
15,470,434	GMO International Intrinsic Value Fund, Class IV	318,226,820
2,271,693	GMO International Small Companies Fund, Class III	15,629,245
	TOTAL MUTUAL FUNDS (COST $983,988,109)	837,714,626
	SHORT-TERM INVESTMENTS — 0.0%
26,854	State Street Eurodollar Time Deposit, 0.01%, due 09/01/09	26,854
	TOTAL SHORT-TERM INVESTMENTS (COST $26,854)	26,854
	TOTAL INVESTMENTS — 100.0% (Cost $984,014,963)	837,741,480
	Other Assets and Liabilities (net) — (0.0%)	(36,538)
	TOTAL NET ASSETS — 100.0%	$837,704,942

See accompanying notes to the financial statements.

3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $26,854) (Note 2)	$26,854
Investments in affiliated issuers, at value (cost $983,988,109) (Notes 2 and 8)	837,714,626
Receivable for investments sold	24,508
Receivable for expenses reimbursed by Manager (Note 3)	10,478
Miscellaneous receivable	43
Total assets	837,776,509
Liabilities:
Payable for Fund shares repurchased	23,964
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,240
Accrued expenses	46,363
Total liabilities	71,567
Net assets	$837,704,942
Net assets consist of:
Paid-in capital	$1,042,740,124
Accumulated undistributed net investment income	11,569,248
Accumulated net realized loss	(70,330,947)
Net unrealized depreciation	(146,273,483)
$837,704,942
Net assets attributable to:
Class III shares	$837,704,942
Shares outstanding:
Class III	93,611,617
Net asset value per share:
Class III	$8.95

See accompanying notes to the financial statements.

4

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$11,577,600
Total investment income	11,577,600
Expenses:
Custodian, fund accounting agent and transfer agent fees	24,012
Audit and tax fees	16,376
Legal fees	12,604
Trustees fees and related expenses (Note 3)	6,551
Registration fees	3,772
Miscellaneous	5,058
Total expenses	68,373
Fees and expenses reimbursed by Manager (Note 3)	(58,880)
Expense reductions (Note 2)	(1,141)
Net expenses	8,352
Net investment income (loss)	11,569,248
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(13,805,708)
Net realized gain (loss)	(13,805,708)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	261,752,299
Net realized and unrealized gain (loss)	247,946,591
Net increase (decrease) in net assets resulting from operations	$259,515,839

See accompanying notes to the financial statements.

5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$11,569,248	$23,486,299
Net realized gain (loss)	(13,805,708)	20,403,838
Change in net unrealized appreciation (depreciation)	261,752,299	(463,476,207)
Net increase (decrease) in net assets from operations	259,515,839	(419,586,070)
Distributions to shareholders from:
Net investment income
Class III	—	(24,219,892)
Net realized gains
Class III	(9,699,836)	(163,749,117)
	(9,699,836)	(187,969,009)
Net share transactions (Note 7):
Class III	68,047,070	370,949,981
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	178,982	725,960
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	68,226,052	371,675,941
Total increase (decrease) in net assets	318,042,055	(235,879,138)
Net assets:
Beginning of period	519,662,887	755,542,025
End of period (including accumulated undistributed net investment income of $11,569,248 and $0, respectively)	$837,704,942	$519,662,887

See accompanying notes to the financial statements.

6

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$6.17		$16.45		$17.96		$17.13	$15.19	$12.83
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.40		0.31		0.33	0.18	0.29
Net realized and unrealized gain (loss)	2.75		(7.20)		1.32		2.85	2.90	2.65
Total from investment operations	2.88		(6.80)		1.63		3.18	3.08	2.94
Less distributions to shareholders:
From net investment income	—		(0.39)		(1.00)		(0.83)	(0.47)	(0.42)
From net realized gains	(0.10)		(3.09)		(2.14)		(1.52)	(0.67)	(0.16)
Total distributions	(0.10)		(3.48)		(3.14)		(2.35)	(1.14)	(0.58)
Net asset value, end of period	$8.95		$6.17		$16.45		$17.96	$17.13	$15.19
Total Return(b)	47.01	%**	(48.63)%		7.81%		19.33%	21.15%	23.25%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$837,705		$519,663		$755,542		$758,757	$659,520	$489,026
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00%	0.00%	0.00%
Net investment income to average daily net assets(a)	3.30	%*	3.46%		1.66%		1.87%	1.15%	2.18%
Portfolio turnover rate	5	%**	33%		9%		4%	7%	15%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.01%		0.01%	0.02%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.00	(f)	$0.00 (f)	$0.00 (f)	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  The net expense ratio does not include the effect of expense reductions.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI ACWI (All Country World Index) ex-U.S. Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other series of the Trust, including the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Flexible Equities Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). Although the Fund's primary exposure is to foreign equity securities (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and other cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. As of August 31, 2009, shares of GMO Flexible Equities Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

8

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Portfolio valuation

Shares of the underlying funds and other mutual funds are generally valued at their net asset value.

Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 89.34% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor. Those underlying funds classify such securities under SFAS 157 (as defined below) as Level 2.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based on inputs that are unobservable and significant.

9

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$818,994,905	$18,719,721	$—	$837,714,626
Short-Term Investments	26,854	—	—	26,854
Total	$819,021,759	$18,719,721	$—	$837,741,480

Underlying funds are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuations notes in their financial statements. The aggregate net value of the Fund's indirect investments in securities using Level 3 inputs was 1.30% of total net assets.

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

10

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,051,506,025	$2,462,524	$(216,227,069)	$(213,764,545)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average

11

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the six-month period ended August 31, 2009, the premium on cash purchases and the fee on cash redemptions were each 0.18% of the amount invested or redeemed. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur/reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities held by underlying funds may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and its underlying funds generally seek to be fully invested and normally do not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's and the underlying funds' investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. An underlying fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments. These and other risks (e.g., nationalization, expropriation, or other confiscation) are greater for the Fund's investments in emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of an underlying fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, or legal restrictions may limit or prevent an underlying fund from selling securities or closing derivative positions at desirable prices.

• Derivatives Risk — The use of derivatives by underlying funds involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, investments in underlying funds with higher fees or expenses than the underlying funds in which the Fund is invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may potentially be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Market Risk — Fixed Income Securities (risk that the value of an underlying fund's fixed income securities will decline during periods of rising interest

13

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

rates and widening of credit spreads), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments by an underlying fund in companies with smaller market capitalizations), Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending by an underlying fund), Credit and Counterparty Risk (risk of default of an issuer of a portfolio security or a derivatives counterparty of an underlying fund or a borrower of an underlying fund's securities), Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis). Some of the underlying funds are non-diversified investment companies under the 1940 Act, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund adopted SFAS 161 on March 1, 2009. As of August 31, 2009, the Fund held no derivative contracts for the purposes of SFAS 161.

3.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.00% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest

14

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.585%	0.083%	0.668%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $5,171 and $2,944, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2009 aggregated $105,695,863 and $35,609,053, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 11.62% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

15

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	11,362,161	$84,022,719	31,165,724	$323,942,000
Shares issued to shareholders in reinvestment of distributions	1,153,252	8,937,700	18,335,555	179,922,703
Shares repurchased	(3,102,351)	(24,913,349)	(11,239,414)	(132,914,722)
Purchase premiums	—	143,769	—	547,551
Redemption fees	—	35,213	—	178,409
Net increase (decrease)	9,413,062	$68,226,052	38,261,865	$371,675,941

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class VI	$89,475,333	$20,088,399	$4,211,537	$396,342	$—	$171,983,755
GMO Flexible Equities Fund, Class VI	11,496,954	2,909,984	194,910	—	—	18,719,721
GMO International Growth Equity Fund, Class IV	214,063,176	38,511,017	13,189,998	7,337,990	—	313,155,085
GMO International Intrinsic Value Fund, Class IV	204,645,762	29,909,698	18,012,608	3,791,430	—	318,226,820
GMO International Small Companies III	—	14,276,765	—	51,838	—	15,629,245
Totals	$519,681,225	$105,695,863	$35,609,053	$11,577,600	$—	$837,714,626

16

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

17

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's

18

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent market events and changes in assets under management and revenues on such profitability); information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

19

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

20

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.67%	$1,000.00	$1,470.10	$4.17
2) Hypothetical	0.67%	$1,000.00	$1,021.83	$3.41

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.8%
Short-Term Investments	3.4
Futures Contracts	0.2
Forward Currency Contracts	0.1
Other	0.5
100.0%
Country Summary	% of Equity Investments
United States	48.0%
Japan	14.4
United Kingdom	13.1
France	7.9
Italy	3.9
Germany	2.3
Singapore	2.0
Switzerland	1.8
Netherlands	1.5
Sweden	1.4
Spain	1.1
Canada	0.8
Belgium	0.6
Australia	0.4
Greece	0.3
Hong Kong	0.3
Ireland	0.2
100.0%

1

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	14.7%
Banks	9.4
Energy	8.8
Capital Goods	6.8
Food, Beverage & Tobacco	5.6
Materials	5.3
Software & Services	5.0
Insurance	4.7
Technology Hardware & Equipment	4.5
Diversified Financials	4.4
Utilities	4.0
Retailing	3.8
Telecommunication Services	3.7
Automobiles & Components	3.6
Food & Staples Retailing	3.4
Health Care Equipment & Services	3.3
Transportation	2.2
Consumer Durables & Apparel	1.7
Household & Personal Products	1.6
Consumer Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Media	0.6
Real Estate	0.5
Commercial & Professional Services	0.2
100.0%

2

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Australia — 0.4%
18,931	BHP Billiton Ltd	588,818
23,697	Woodside Petroleum Ltd	983,267
	Total Australia	1,572,085
	Belgium — 0.5%
26,561	Anheuser-Busch InBev NV	1,148,407
111,806	Dexia SA *	958,953
	Total Belgium	2,107,360
	Canada — 0.8%
16,000	Bank of Nova Scotia	670,254
9,400	Canadian National Railway Co	454,394
24,700	Canadian Pacific Railway Ltd	1,182,712
21,400	Husky Energy Inc	576,270
	Total Canada	2,883,630
	France — 7.5%
37,359	ArcelorMittal	1,336,115
85,034	AXA	1,942,221
82,239	BNP Paribas	6,631,080
9,104	Bouygues SA	453,013
11,634	Casino Guichard-Perrachon SA	882,798
7,730	CNP Assurances	772,246
24,134	Compagnie de Saint-Gobain	1,090,360
27,221	France Telecom SA	692,286
11,805	GDF Suez	498,977
7,450	Lafarge SA	634,880
30,902	Peugeot SA *	896,942
3,325	PPR	387,076
32,259	Renault SA *	1,455,580
60,286	Sanofi-Aventis	4,104,736
31,571	Societe Generale	2,551,872

See accompanying notes to the financial statements.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — continued
75,787	Total SA	4,348,637
2,608	Vallourec SA	397,427
	Total France	29,076,246
	Germany — 2.2%
12,577	BASF AG	657,287
26,787	Bayerische Motoren Werke AG	1,222,609
11,029	Deutsche Bank AG (Registered)	749,058
32,694	Deutsche Post AG (Registered)	565,237
66,032	Deutsche Telekom AG (Registered)	879,211
25,581	Hannover Rueckversicherung AG (Registered) *	1,126,982
5,408	MAN SE	414,588
4,684	Metro AG	254,117
2,027	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	302,884
7,309	Salzgitter AG	697,601
1,174	Solarworld AG	25,109
35,493	Suedzucker AG	690,617
29,521	ThyssenKrupp AG	1,006,805
	Total Germany	8,592,105
	Greece — 0.3%
35,930	National Bank of Greece SA *	1,128,535
	Hong Kong — 0.3%
41,000	CLP Holdings Ltd	274,332
51,900	Esprit Holdings Ltd	314,446
94,000	Hong Kong Electric Holdings Ltd	525,474
	Total Hong Kong	1,114,252
	Ireland — 0.2%
25,410	CRH Plc	650,137
	Italy — 3.7%
295,211	Enel SPA	1,744,646
248,498	ENI SPA	5,904,452

See accompanying notes to the financial statements.

4

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
87,940	Mediaset SPA	579,705
129,635	Parmalat SPA	333,346
11,844	Saipem SPA	318,383
116,744	Snam Rete Gas SPA	543,006
400,822	Telecom Italia SPA	649,569
287,344	Telecom Italia SPA-Di RISP	326,449
80,560	Terna SPA	297,231
1,017,113	UniCredit SPA *	3,694,730
	Total Italy	14,391,517
	Japan — 13.8%
13,400	Astellas Pharma Inc	535,596
13,000	Canon Inc	496,947
20,700	Chubu Electric Power Co Inc	481,284
15,200	Chugai Pharmaceutical Co Ltd	309,586
157,000	Cosmo Oil Co Ltd	481,890
100,000	Daiwa Securities Group Inc	615,870
14,800	Denso Corp	430,710
5,900	East Japan Railway Co	385,300
7,600	Eisai Co Ltd	277,741
17,200	Fast Retailing Co Ltd	2,059,375
188,000	Fuji Heavy Industries Ltd	812,379
10,700	FujiFilm Holdings Corp	318,451
106,000	Hitachi Ltd	372,879
103,200	Honda Motor Co Ltd	3,235,893
13,500	Ibiden Co Ltd	479,312
50	INPEX Corp	407,143
155,000	Itochu Corp	1,097,098
22,700	JFE Holdings Inc	792,215
25,900	Kansai Electric Power Co Inc	595,180
15,000	Kao Corp	379,910
93,000	Kawasaki Kisen Kaisha Ltd	407,697
179	KDDI Corp	1,017,581
2,230	Keyence Corp	470,584
30,700	Komatsu Ltd	553,116

See accompanying notes to the financial statements.

5

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
33,000	Kubota Corp	272,472
7,100	Kyocera Corp	590,061
134,000	Marubeni Corp	665,458
279,000	Mazda Motor Corp	774,341
24,800	Mitsubishi Corp	501,329
46,000	Mitsui OSK Lines Ltd	293,359
11,200	Murata Manufacturing Co Ltd	530,895
17,000	NGK Insulators Ltd	395,575
4,800	Nintendo Co Ltd	1,300,911
188,500	Nippon Mining Holdings Inc	937,493
208,000	Nippon Oil Corp	1,187,606
71,000	Nippon Steel Corp	278,359
39,300	Nippon Telegraph & Telephone Corp	1,749,556
78,000	Nippon Yusen KK	337,415
396,100	Nissan Motor Co Ltd	2,763,728
66,200	Nomura Holdings Inc	586,615
1,319	NTT Docomo Inc	2,030,754
15,760	ORIX Corp	1,207,615
174,000	Osaka Gas Co Ltd	601,347
731	Rakuten Inc	441,568
80,000	Ricoh Company Ltd	1,150,902
3,500	Rohm Co Ltd	236,236
14,100	Sankyo Co Ltd	886,895
68,600	Seven & I Holdings Co Ltd	1,655,638
36,000	Sharp Corp	415,558
32,200	Shin-Etsu Chemical Co Ltd	1,901,443
61,200	Showa Shell Sekiyu KK	638,418
438,000	Sojitz Corp	935,919
58,700	SUMCO Corp	1,197,044
137,600	Sumitomo Corp	1,407,781
242,000	Sumitomo Metal Industries Ltd	605,597
38,000	Sumitomo Metal Mining Co Ltd	584,672
224,000	Taisei Corp	491,042
27,000	Taisho Pharmaceutical Co Ltd	529,416
33,900	Takeda Pharmaceutical Co Ltd	1,363,701

See accompanying notes to the financial statements.

6

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
33,400	Tokyo Electric Power Co Inc (The)	870,029
8,900	Tokyo Electron Ltd	483,369
149,000	Tokyo Gas Co Ltd	596,676
72,000	TonenGeneral Sekiyu KK	688,355
25,700	Toyota Motor Corp	1,095,700
65,300	Toyota Tsusho Corp	1,058,096
	Total Japan	53,252,681
	Netherlands — 1.4%
193,372	Aegon NV *	1,457,820
227,850	ING Groep NV *	3,435,513
13,071	Koninklijke DSM NV	477,122
	Total Netherlands	5,370,455
	Singapore — 1.9%
263,000	Capitaland Ltd	676,689
42,000	DBS Group Holdings Ltd	368,830
1,785,000	Golden Agri-Resources Ltd *	588,362
81,000	Oversea-Chinese Banking Corp Ltd	435,139
258,000	Sembcorp Industries Ltd	574,886
111,200	Singapore Airlines Ltd	993,340
81,176	Singapore Airport Terminal Services Ltd	139,285
102,000	Singapore Exchange Ltd	591,952
108,000	Singapore Technologies Engineering Ltd	194,184
527,600	Singapore Telecommunications	1,150,034
87,000	United Overseas Bank Ltd	1,009,093
146,000	Wilmar International Ltd	663,125
	Total Singapore	7,384,919
	Spain — 1.1%
64,300	Banco Bilbao Vizcaya Argentaria SA	1,143,209
50,432	Banco Santander SA	776,408
20,584	Gas Natural SDG SA	433,003
48,985	Repsol YPF SA	1,217,557

See accompanying notes to the financial statements.

7

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
21,979	Telefonica SA	555,739
	Total Spain	4,125,916
	Sweden — 1.4%
60,822	Boliden AB	626,479
43,913	Electrolux AB Series B *	912,832
71,452	Ericsson LM B Shares	685,630
16,121	Hennes & Mauritz AB Class B	895,110
89,658	Skandinaviska Enskilda Banken AB Class A *	632,296
68,561	Svenska Cellulosa AB Class B	896,224
52,837	Swedbank AB Class A *	554,773
	Total Sweden	5,203,344
	Switzerland — 1.8%
12,275	Credit Suisse Group AG (Registered)	626,258
53,177	Novartis AG (Registered)	2,470,237
1,879	Swisscom AG (Registered)	651,099
3,408	Synthes Inc	399,286
143,233	UBS AG (Registered) *	2,636,837
	Total Switzerland	6,783,717
	United Kingdom — 12.5%
91,629	3i Group Plc	448,360
42,220	Antofagasta Plc	521,546
106,677	AstraZeneca Plc	4,950,314
16,096	Autonomy Corp Plc *	339,473
335,701	Aviva Plc	2,198,387
928,491	Barclays Plc *	5,683,510
33,559	BG Group Plc	550,607
166,117	BP Plc	1,423,722
30,800	British American Tobacco Plc	935,867
28,304	British Sky Broadcasting Group Plc	250,168
649,418	BT Group Plc	1,473,813
187,517	Cable & Wireless Plc	450,758

See accompanying notes to the financial statements.

8

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
11,960	Carnival Plc	364,838
72,345	Compass Group Plc	382,101
66,212	Experian Plc	554,092
287,989	GlaxoSmithKline Plc	5,623,789
80,626	Home Retail Group Plc	406,455
112,656	HSBC Holdings Plc	1,217,644
75,566	J Sainsbury Plc	398,620
384,209	Kingfisher Plc	1,316,318
571,070	Legal & General Group Plc	710,235
2,210,882	Lloyds Banking Group Plc	3,958,838
91,742	Marks & Spencer Group Plc	504,666
28,977	Next Plc	768,626
793,203	Old Mutual Plc	1,202,700
37,452	Pearson Plc	455,579
14,976	Reckitt Benckiser Group Plc	692,452
1,598,458	Royal Bank of Scotland Group Plc	1,480,381
24,702	Royal Dutch Shell Plc A Shares (Amsterdam)	685,127
148,474	Royal Dutch Shell Plc A Shares (London)	4,106,552
14,188	SABMiller Plc	327,195
48,572	Tesco Plc	295,669
167,734	Tomkins Plc	483,711
22,986	Tullow Oil Plc	400,285
11,149	Vedanta Resources Plc	322,017
69,706	Wolseley Plc *	1,631,186
232,511	Wolseley Plc (Deferred) *	—
63,481	Xstrata Plc	842,225
	Total United Kingdom	48,357,826
	United States — 46.0%
44,000	3M Co.	3,172,400
91,700	Abbott Laboratories	4,147,591
15,400	Accenture Ltd.-Class A	508,200
6,600	ACE Ltd.	344,388
10,300	Alcon Inc	1,333,541
38,700	Allstate Corp. (The)	1,137,393

See accompanying notes to the financial statements.

9

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United States — continued
16,300	Altera Corp.	313,123
76,600	Altria Group, Inc.	1,400,248
10,900	Amazon.com, Inc. *	884,971
16,600	AMDOCS Ltd. *	403,712
12,000	Amgen, Inc. *	716,880
35,600	Annaly Capital Management, Inc. REIT	617,304
14,100	Aon Corp.	588,816
8,400	Apollo Group, Inc.-Class A *	544,488
21,000	Apple, Inc. *	3,532,410
7,600	Assurant, Inc.	227,620
39,100	AT&T, Inc.	1,018,555
56,200	Automatic Data Processing, Inc.	2,155,270
39,800	AutoNation, Inc. *	755,404
2,400	AutoZone, Inc. *	353,400
92,991	Bank of America Corp.	1,635,712
31,400	Baxter International, Inc.	1,787,288
20,500	BB&T Corp.	572,770
16,900	Becton, Dickinson and Co.	1,176,578
14,800	Best Buy Co., Inc.	536,944
30,500	Bristol-Myers Squibb Co.	674,965
12,900	Broadcom Corp.-Class A *	367,005
42,200	CenterPoint Energy, Inc.	523,280
19,900	CH Robinson Worldwide, Inc.	1,119,574
58,200	Cisco Systems, Inc. *	1,257,120
37,400	Coach, Inc.	1,058,046
144,900	Coca-Cola Co. (The)	7,066,773
19,800	Cognizant Technology Solutions Corp.-Class A *	690,624
9,300	Colgate-Palmolive Co.	676,110
16,200	Comerica, Inc.	432,054
24,200	Computer Sciences Corp. *	1,182,170
48,853	ConocoPhillips	2,199,850
13,300	Consolidated Edison, Inc.	534,527
28,900	Convergys Corp. *	313,276
41,600	Corning, Inc.	627,328
9,400	CR Bard, Inc.	757,452

See accompanying notes to the financial statements.

10

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United States — continued
17,600	Denbury Resources, Inc. *	267,872
25,700	DirectTV Group (The), Inc. *	636,332
30,500	Dow Chemical Co. (The)	649,345
23,300	DTE Energy Co.	810,374
51,400	Duke Energy Corp.	796,186
29,700	Ecolab, Inc.	1,256,013
77,200	Eli Lilly & Co.	2,583,112
18,300	Emerson Electric Co.	674,721
26,800	Expeditors International of Washington, Inc.	875,288
6,200	Fastenal Co.	224,440
17,692	Fidelity National Financial, Inc.-Class A	265,734
11,900	First American Corp.	375,088
3,500	First Solar, Inc. *	425,530
8,000	Fiserv, Inc. *	386,000
13,400	FLIR Systems, Inc. *	308,468
69,400	Ford Motor Co. *	527,440
20,500	Forest Laboratories, Inc. *	600,035
7,400	FPL Group, Inc.	415,732
9,700	Freeport-McMoRan Copper & Gold, Inc.	610,906
42,700	Gannett Co., Inc.	368,928
33,800	General Dynamics Corp.	2,000,622
10,100	General Mills, Inc.	603,273
11,600	Genuine Parts Co.	429,664
45,100	Genworth Financial, Inc.-Class A	476,256
10,300	Gilead Sciences, Inc. *	464,118
9,600	Goldman Sachs Group (The), Inc.	1,588,416
12,100	Google, Inc.-Class A *	5,586,207
48,000	Hartford Financial Services Group (The), Inc.	1,138,560
19,200	Hewlett-Packard Co.	861,888
39,900	Home Depot, Inc.	1,088,871
22,000	Hospitality Properties Trust REIT	400,840
36,800	Hudson City Bancorp, Inc.	482,816
33,400	Illinois Tool Works, Inc.	1,396,788
3,900	IntercontinentalExchange, Inc. *	365,820

See accompanying notes to the financial statements.

11

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United States — continued
15,200	International Business Machines Corp.	1,794,360
2,600	ITT Educational Services, Inc. *	272,974
227,100	Johnson & Johnson	13,725,924
46,800	Kimberly-Clark Corp.	2,829,528
9,800	Kohl's Corp. *	505,582
17,400	Lexmark International, Inc. *	327,816
23,700	Lincoln National Corp.	598,188
4,600	Lockheed Martin Corp.	344,908
23,700	Lowe's Cos., Inc.	509,550
51,100	Macy's, Inc.	793,072
28,100	Marathon Oil Corp.	867,447
8,800	McAfee, Inc. *	350,064
39,100	McDonald's Corp.	2,198,984
13,000	Medco Health Solutions, Inc. *	717,860
56,900	Medtronic, Inc.	2,179,270
143,200	Merck & Co., Inc.	4,643,976
49,200	Microsoft Corp.	1,212,780
29,700	Morgan Stanley	860,112
6,500	Murphy Oil Corp.	370,500
8,300	Newfield Exploration Co. *	321,127
16,500	Newmont Mining Corp.	663,135
34,200	Nike, Inc.-Class B	1,894,338
49,000	NiSource, Inc.	647,290
6,700	Noble Energy, Inc.	405,082
23,400	NVIDIA Corp. *	339,768
10,200	Occidental Petroleum Corp.	745,620
42,225	Old Republic International Corp.	502,900
47,100	Oracle Corp.	1,030,077
52,800	Paychex, Inc.	1,493,712
14,700	Pepco Holdings, Inc.	210,651
94,700	PepsiCo, Inc.	5,366,649
13,200	PetroHawk Energy Corp. *	284,196
290,200	Pfizer, Inc.	4,846,340
16,000	PG&E Corp.	649,440
37,700	Philip Morris International, Inc.	1,723,267

See accompanying notes to the financial statements.

12

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United States — continued
10,600	Pinnacle West Capital Corp.	348,846
6,500	PPG Industries, Inc.	360,100
18,300	Praxair, Inc.	1,402,146
28,000	Procter & Gamble Co. (The)	1,515,080
17,500	Progress Energy, Inc.	691,775
30,700	Qualcomm, Inc.	1,425,094
6,200	Range Resources Corp.	299,894
66,200	Regions Financial Corp.	387,932
14,400	Rockwell Collins, Inc.	662,976
9,400	Ryder System, Inc.	357,200
19,700	SanDisk Corp. *	348,690
13,800	Sigma-Aldrich Corp.	701,040
26,200	Southern Co.	817,440
19,900	Southern Copper Corp.	562,374
12,900	Southwestern Energy Co. *	475,494
11,700	St Jude Medical, Inc. *	450,918
11,200	State Street Corp.	587,776
29,500	Stryker Corp.	1,223,070
9,200	Sunoco, Inc.	247,480
24,542	Supervalu, Inc.	352,178
28,100	Symantec Corp. *	424,872
49,000	Sysco Corp.	1,249,010
15,800	TD Ameritrade Holding Corp. *	303,992
22,000	Texas Instruments, Inc.	540,980
26,300	TJX Cos. (The), Inc.	945,485
9,600	Torchmark Corp.	409,056
25,600	Travelers Cos. (The), Inc.	1,290,752
25,400	Tyco Electronics Ltd.	579,628
18,500	United Parcel Service, Inc.-Class B	989,010
47,300	United Technologies Corp.	2,807,728
38,815	UnitedHealth Group, Inc.	1,086,820
68,100	Valero Energy Corp.	1,276,194
36,600	Verizon Communications, Inc.	1,136,064
9,800	VF Corp.	681,688
7,500	Visa, Inc.-Class A	533,250

See accompanying notes to the financial statements.

13

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		United States — continued
	148,500	Wal-Mart Stores, Inc.	7,554,195
	18,200	WellPoint, Inc. *	961,870
	13,800	Western Digital Corp. *	473,064
	25,700	Western Union Co.	463,628
	6,400	Whirlpool Corp.	410,944
	9,700	WW Grainger, Inc.	848,459
	36,300	Wyeth	1,736,955
	37,200	Xcel Energy, Inc.	734,700
	19,600	Xilinx, Inc.	435,904
	22,700	XL Capital Ltd.-Class A	393,845
	11,700	Yum! Brands, Inc.	400,725
		Total United States	177,399,651
		TOTAL COMMON STOCKS (COST $422,349,322)	369,394,376
		SHORT-TERM INVESTMENTS — 3.4%
USD	2,500,000	Allied Irish Bank Time Deposit, 0.03%, due 09/01/09	2,500,000
CAD	23,137	Bank of America Time Deposit, 0.04%, due 09/01/09	21,134
USD	2,500,000	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	2,500,000
AUD	11,964	Brown Brothers Harriman Time Deposit, 2.17%, due 09/01/09	10,112
CHF	11,053	Brown Brothers Harriman Time Deposit, 0.02%, due 09/01/09	10,439
DKK	68,906	Brown Brothers Harriman Time Deposit, 0.30%, due 09/01/09	13,272
EUR	12,882	Brown Brothers Harriman Time Deposit, 0.06%, due 09/01/09	18,468
HKD	77,503	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,000
NOK	57,943	Brown Brothers Harriman Time Deposit, 0.35%, due 09/01/09	9,629
SEK	71,741	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,078
USD	277,621	Citibank Time Deposit, 0.03%, due 09/01/09	277,621
USD	2,500,000	Danske Bank Time Deposit, 0.03%, due 09/01/09	2,500,000
USD	2,500,000	DnB Nor Bank Time Deposit, 0.03%, due 09/01/09	2,500,000
JPY	2,365,720	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	25,424
SGD	73,065	JPMorgan Chase Time Deposit, 0.01%, due 09/01/09	50,707
USD	2,500,000	Societe Generale Time Deposit, 0.03%, due 09/01/09	2,500,000
		TOTAL SHORT-TERM INVESTMENTS (COST $12,956,884)	12,956,884
		TOTAL INVESTMENTS — 99.2% (Cost $435,306,206)	382,351,260
		Other Assets and Liabilities (net) — 0.8%	3,236,581
		TOTAL NET ASSETS — 100.0%	$385,587,841

See accompanying notes to the financial statements.

14

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	CAD	6,293,907	$5,749,672	$63,708
10/23/09	CAD	6,293,907	5,749,672	40,602
10/23/09	CHF	6,060,548	5,726,120	99,915
10/23/09	CHF	6,060,548	5,726,120	106,905
10/23/09	DKK	2,226,349	428,349	6,320
10/23/09	JPY	623,068,551	6,698,457	112,770
10/23/09	SEK	35,910,405	5,045,777	104,245
10/23/09	SEK	35,910,405	5,045,777	102,641
			$40,169,944	$637,106
Sales #
10/23/09	AUD	818,827	$689,244	$(18,625)
10/23/09	EUR	5,866,715	8,410,711	(150,142)
10/23/09	EUR	5,866,715	8,410,711	(124,434)
10/23/09	EUR	4,072,644	5,838,674	(620)
10/23/09	GBP	3,455,864	5,625,521	83,557
10/23/09	HKD	6,951,868	897,330	5
10/23/09	SGD	2,239,503	1,553,428	6,332
10/23/09	SGD	6,379,198	4,424,922	(31,005)
			$35,850,541	$(234,932)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

15

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
21	CAC40	September 2009	$1,103,094	$74,719
5	DAX	September 2009	981,602	62,127
38	FTSE/MIB	September 2009	6,133,076	675,958
61	FTSE 100	September 2009	4,849,186	496,770
27	MSCI Singapore	September 2009	1,173,801	(13,415)
34	TOPIX	September 2009	3,508,618	67,672
			$17,749,377	$1,363,831
Sales
13	IBEX 35	September 2009	$2,121,429	$(150,239)
47	S&P 500 E-Mini Index	September 2009	2,396,413	(35,250)
19	S&P Toronto 60	September 2009	2,262,471	(154,224)
14	SPI 200	September 2009	1,321,255	(120,078)
			$8,101,568	$(459,791)

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

16

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $435,306,206) (Note 2)	$382,351,260
Dividends receivable	898,760
Foreign taxes receivable	67,831
Unrealized appreciation on open forward currency contracts (Note 2)	727,000
Receivable for collateral on open futures contracts (Note 2)	2,350,911
Receivable for expenses reimbursed by Manager (Note 3)	28,737
Total assets	386,424,499
Liabilities:
Foreign currency due to custodian	12,078
Payable to affiliate for (Note 3):
Management fee	144,230
Shareholder service fee	41,381
Trustees and Chief Compliance Officer of GMO Trust fees	745
Payable for variation margin on open futures contracts (Note 2)	59,595
Unrealized depreciation on open forward currency contracts (Note 2)	324,826
Miscellaneous payable	101,852
Accrued expenses	151,951
Total liabilities	836,658
Net assets	$385,587,841
Net assets consist of:
Paid-in capital	$520,609,659
Accumulated undistributed net investment income	5,241,914
Accumulated net realized loss	(88,616,021)
Net unrealized depreciation	(51,647,711)
$385,587,841
Net assets attributable to:
Class III shares	$225,068,653
Class IV shares	$160,519,188
Shares outstanding:
Class III	14,025,284
Class IV	9,991,703
Net asset value per share:
Class III	$16.05
Class IV	$16.07

See accompanying notes to the financial statements.

17

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $309,575)	$5,107,359
Interest	1,748
Total investment income	5,109,107
Expenses:
Management fee (Note 3)	725,899
Shareholder service fee – Class III (Note 3)	137,937
Shareholder service fee – Class IV (Note 3)	69,353
Custodian and fund accounting agent fees	122,250
Audit and tax fees	38,088
Transfer agent fees	21,160
Legal fees	6,072
Trustees fees and related expenses (Note 3)	3,208
Registration fees	1,012
Miscellaneous	4,600
Total expenses	1,129,579
Fees and expenses reimbursed by Manager (Note 3)	(191,710)
Expense reductions (Note 2)	(230)
Net expenses	937,639
Net investment income (loss)	4,171,468
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(40,202,677)
Closed futures contracts	(1,120,387)
Foreign currency, forward contracts and foreign currency related transactions	1,282,784
Net realized gain (loss)	(40,040,280)
Change in net unrealized appreciation (depreciation) on:
Investments	143,647,393
Open futures contracts	2,724,386
Foreign currency, forward contracts and foreign currency related transactions	1,434,387
Net unrealized gain (loss)	147,806,166
Net realized and unrealized gain (loss)	107,765,886
Net increase (decrease) in net assets resulting from operations	$111,937,354

See accompanying notes to the financial statements.

18

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,171,468	$11,358,614
Net realized gain (loss)	(40,040,280)	(46,539,485)
Change in net unrealized appreciation (depreciation)	147,806,166	(185,489,806)
Net increase (decrease) in net assets from operations	111,937,354	(220,670,677)
Distributions to shareholders from:
Net investment income
Class III	(1,541,646)	(7,860,790)
Class IV	(1,181,946)	(6,163,416)
Total distributions from net investment income	(2,723,592)	(14,024,206)
Net realized gains
Class III	—	(2,479,946)
Class IV	—	(1,952,911)
Total distributions from net realized gains	—	(4,432,857)
	(2,723,592)	(18,457,063)
Net share transactions (Note 7):
Class III	7,078,732	(17,180,224)
Class IV	1,181,946	8,116,327
Increase (decrease) in net assets resulting from net share transactions	8,260,678	(9,063,897)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	114,815	173,735
Increase in net assets resulting from purchase premiums and redemption fees	114,815	173,735
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	8,375,493	(8,890,162)
Total increase (decrease) in net assets	117,589,255	(248,017,902)
Net assets:
Beginning of period	267,998,586	516,016,488
End of period (including accumulated undistributed net investment income of $5,241,914 and $3,794,038, respectively)	$385,587,841	$267,998,586

See accompanying notes to the financial statements.

19

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006(a)
Net asset value, beginning of period	$11.34		$21.88		$24.58		$22.24	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.51		0.54		0.43	0.15
Net realized and unrealized gain (loss)	4.65		(10.20)		(0.74)		2.84	2.15
Total from investment operations	4.83		(9.69)		(0.20)		3.27	2.30
Less distributions to shareholders:
From net investment income	(0.12)		(0.64)		(0.67)		(0.32)	(0.06)
From net realized gains	—		(0.21)		(1.83)		(0.61)	—
Total distributions	(0.12)		(0.85)		(2.50)		(0.93)	(0.06)
Net asset value, end of period	$16.05		$11.34		$21.88		$24.58	$22.24
Total Return(b)	42.73	%**	(45.56)%		(1.73)%		14.87%	11.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$225,069		$155,560		$309,609		$282,446	$179,466
Net expenses to average daily net assets	0.60	%(c)*	0.61	%(d)	0.62	%(d)	0.62%	0.62	%*
Net investment income to average daily net assets	2.57	%*	2.79%		2.15%		1.83%	1.27	%*
Portfolio turnover rate	25	%**	50%		53%		43%	15	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.12%		0.11%		0.12%	0.20	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01		$0.02		$0.03	$0.07

(a)  Period from August 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period August 1, 2005 through February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006(a)
Net asset value, beginning of period	$11.35		$21.90		$24.59		$22.25	$20.24
Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.51		0.56		0.45	0.12
Net realized and unrealized gain (loss)	4.66		(10.20)		(0.74)		2.82	1.95
Total from investment operations	4.84		(9.69)		(0.18)		3.27	2.07
Less distributions to shareholders:
From net investment income	(0.12)		(0.65)		(0.68)		(0.32)	(0.06)
From net realized gains	—		(0.21)		(1.83)		(0.61)	—
Total distributions	(0.12)		(0.86)		(2.51)		(0.93)	(0.06)
Net asset value, end of period	$16.07		$11.35		$21.90		$24.59	$22.25
Total Return(b)	42.79	%**	(45.52)%		(1.66)%		14.88%	10.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$160,519		$112,438		$206,408		$209,937	$137,409
Net expenses to average daily net assets	0.55	%(c)*	0.56	%(d)	0.57	%(d)	0.57%	0.57	%*
Net investment income to average daily net assets	2.61	%*	2.82%		2.22%		1.93%	1.20	%*
Portfolio turnover rate	25	%**	50%		53%		43%	15	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.12%		0.11%		0.12%	0.17	%*
Redemption fees consisted of the following per share amounts:†	0.00	(e)	—	(f)	—	(f)	$0.02	$0.06

(a)  Period from September 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

(e)  For the period ended August 31, 2009, the class received no purchase premiums or redemption fees.

(f)  For the years ended February 28, 2009 and February 29, 2008, the class received no purchase premiums or redemptions fees.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period August 1, 2005 through February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Developed World Stock Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI World Index. The Fund typically makes equity investments in companies tied economically to the world's developed markets, including the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in stocks tied economically to developed markets. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price.

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 48.71% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

23

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$588,818	$983,267	$—	$1,572,085
Belgium	—	2,107,360	—	2,107,360
Canada	2,883,630	—	—	2,883,630
France	692,286	28,383,960	—	29,076,246
Germany	—	8,592,105	—	8,592,105
Greece	—	1,128,535	—	1,128,535
Hong Kong	—	1,114,252	—	1,114,252
Ireland	—	650,137	—	650,137
Italy	—	14,391,517	—	14,391,517
Japan	—	53,252,681	—	53,252,681
Netherlands	—	5,370,455	—	5,370,455
Singapore	—	7,384,919	—	7,384,919
Spain	—	4,125,916	—	4,125,916
Sweden	—	5,203,344	—	5,203,344
Switzerland	—	6,783,717	—	6,783,717
United Kingdom	—	48,357,826	—	48,357,826
United States	177,399,651	—	—	177,399,651
TOTAL COMMON STOCKS	181,564,385	187,829,991	—	369,394,376
Short-Term Investments	12,956,884	—	—	12,956,884
Total Investments	194,521,269	187,829,991	—	382,351,260
Derivatives
Forward Currency Contracts	—	727,000	—	727,000
Futures Contracts	—	1,377,246	—	1,377,246
Total	$194,521,269	$189,934,237	$—	$384,455,506

24

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(324,826)	$—	$(324,826)
Futures Contracts	(189,474)	(283,732)	—	(473,206)
Total	$(189,474)	$(608,558)	$—	$(798,032)

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to

25

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a

26

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with

27

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the

28

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are

29

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $32,763,918.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(12,590,155)
Total	$(12,590,155)

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$442,882,816	$17,106,701	$(77,638,257)	$(60,531,556)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

As of August 31, 2009, the premium on cash purchases of Fund shares and the fee on cash redemptions were each 0.25% of the amount invested or redeemed. An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees)

31

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's securities may not increase to what the Manager believes to be their fundamental value or that the Manager may have overestimated their fundamental value), Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a derivatives counterparty or borrower of the Fund's securities), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives

33

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of

34

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	1,377,246	—	1,377,246
Unrealized appreciation on forward currency contracts	—	727,000	—	—	—	727,000
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$727,000	$—	$1,377,246	$—	$2,104,246
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	(473,206)	—	(473,206)
Unrealized depreciation on forward currency contracts	—	(324,826)	—	—	—	(324,826)
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$(324,826)	$—	$(473,206)	$—	$(798,032)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's

35

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(16,156)	$—	$(16,156)
Futures contracts	—	—	—	(1,120,387)	—	(1,120,387)
Written options	—	—	—	—	—	—
Forward currency contracts	—	1,183,206	—	—	—	1,183,206
Total	$—	$1,183,206	$—	$(1,136,543)	$—	$46,663
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$102,638	$—	$102,638
Futures contracts	—	—	—	2,724,386	—	2,724,386
Written options	—	—	—	—	—	—
Forward currency contracts	—	1,419,514	—	—	—	1,419,514
Total	$—	$1,419,514	$—	$2,827,024	$—	$4,246,538

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures	Rights/Warrants
Average notional amount outstanding	$86,609,614	$25,271,938	$73,322
Highest notional amount outstanding	113,038,586	30,002,853	463,989
Lowest notional amount outstanding	71,331,014	20,194,751	—

36

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for clientand shareholder service,reporting, and other support. Pursuant to the Shareholder Service Plan, theshareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.45% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.45% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.45% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009, was $2,564 and $1,472, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $92,614,488 and $77,125,697, respectively.

37

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 51.84% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,740,173	$25,939,524	1,345,030	$22,152,501
Shares issued to shareholders in reinvestment of distributions	75,777	1,060,885	465,528	7,953,416
Shares repurchased	(1,509,767)	(19,921,677)	(2,243,384)	(47,286,141)
Purchase premiums	—	65,011	—	55,520
Redemption fees	—	49,804	—	118,215
Net increase (decrease)	306,183	$7,193,547	(432,826)	$(17,006,489)

38

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	84,364	1,181,946	482,092	8,116,327
Shares repurchased	—	—	—	—
Purchase premiums	—	—	—	—
Redemption fees	—	—	—	—
Net increase (decrease)	84,364	$1,181,946	482,092	$8,116,327

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

39

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature.

40

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's

41

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

42

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.60%	$1,000.00	$1,427.30	$3.67
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06
Class IV
1) Actual	0.55%	$1,000.00	$1,427.90	$3.37
2) Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

43

GMO International Growth Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investments	2.5
Forward Currency Contracts	0.1
Futures Contracts	0.1
Other	0.8
100.0%
Country Summary	% of Equity Investments
United Kingdom	24.2%
Japan	22.4
Switzerland	12.6
Australia	5.9
France	5.4
Spain	5.0
Germany	4.8
Sweden	4.2
Canada	4.1
Belgium	2.0
Denmark	1.9
Netherlands	1.9
Hong Kong	1.7
Greece	1.1
Singapore	1.0
Portugal	0.5
Finland	0.4
Italy	0.4
Norway	0.4
Ireland	0.1
100.0%

1

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2009 (Unaudited)

Industry Group Summary	% of Equity Investments
Pharmaceuticals, Biotechnology & Life Sciences	21.4%
Food, Beverage & Tobacco	9.9
Telecommunication Services	8.4
Materials	7.1
Retailing	5.2
Household & Personal Products	4.5
Banks	4.4
Energy	4.2
Utilities	4.2
Software & Services	3.9
Food & Staples Retailing	3.7
Technology Hardware & Equipment	3.2
Capital Goods	2.9
Health Care Equipment & Services	2.5
Diversified Financials	2.4
Consumer Durables & Apparel	2.2
Transportation	2.0
Commercial & Professional Services	2.0
Media	1.7
Automobiles & Components	1.6
Insurance	1.2
Consumer Services	0.7
Semiconductors & Semiconductor Equipment	0.5
Real Estate	0.2
100.0%

2

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Australia — 5.7%
480,384	AMP Ltd	2,579,319
187,432	Australian Stock Exchange Ltd	5,242,535
365,463	BHP Billiton Ltd	11,367,127
772,562	Brambles Ltd	4,852,429
128,581	Cochlear Ltd	6,110,382
324,080	CSL Ltd	8,808,150
597,549	Foster's Group Ltd	2,764,133
1,100,514	Harvey Norman Holdings Ltd	3,661,357
189,243	JB Hi-Fi Ltd	2,848,390
1,374,391	Lihir Gold Ltd *	3,180,550
278,553	Newcrest Mining Ltd	7,096,977
94,808	Orica Ltd	1,809,875
464,303	Origin Energy Ltd	6,005,523
541,706	QBE Insurance Group Ltd	10,468,429
81,637	Rio Tinto Ltd	3,880,228
2,668,806	Telstra Corp Ltd	7,347,662
249,486	Westpac Banking Corp	5,124,223
362,401	Woodside Petroleum Ltd	15,037,227
1,492,552	Woolworths Ltd	35,287,284
107,283	WorleyParsons Ltd	2,585,362
	Total Australia	146,057,162
	Belgium — 1.9%
880,409	Anheuser-Busch InBev NV	38,065,888
96,576	Belgacom SA	3,627,693
23,836	Colruyt SA	5,472,794
24,382	Delhaize Group	1,635,098
	Total Belgium	48,801,473
	Canada — 3.9%
55,600	Agnico-Eagle Mines Ltd	3,188,969
284,000	Barrick Gold Corp	9,800,886
304,800	Canadian National Railway Co	14,733,972

See accompanying notes to the financial statements.

3

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
85,800	Canadian Pacific Railway Ltd	4,108,368
257,000	Eldorado Gold Corp *	2,652,752
140,300	Enbridge Inc	5,241,626
9,300	Fairfax Financial Holdings Ltd	3,161,703
60,800	First Quantum Minerals Ltd	3,600,515
48,100	Husky Energy Inc	1,295,262
76,100	IGM Financial Inc	2,843,106
43,900	Imperial Oil Ltd	1,578,756
93,200	Kinross Gold Corp	1,769,076
103,100	Metro Inc Class A	3,478,889
178,900	Research In Motion Ltd *	13,130,500
168,100	Rogers Communications Inc Class B	4,628,028
317,300	Shaw Communications Inc Class B	5,446,053
228,200	Shoppers Drug Mart Corp	8,963,325
157,300	Teck Cominco Ltd Class B *	3,796,178
87,200	Toronto Dominion Bank (The)	5,390,908
270,700	Yamana Gold Inc	2,490,020
	Total Canada	101,298,892
	Denmark — 1.8%
213	AP Moller-Maersk A/S Class A	1,475,497
198	AP Moller-Maersk A/S Class B	1,424,864
49,682	Carlsberg A/S Class B	3,567,483
122,286	H Lundbeck A/S	2,412,563
574,582	Novo-Nordisk A/S Class B	35,054,736
41,524	Novozymes A/S Class B	3,565,232
	Total Denmark	47,500,375
	Finland — 0.4%
121,451	Alma Media Corp	1,203,264
71,919	Kone Oyj Class B	2,507,143
469,409	Nokia Oyj	6,589,482
	Total Finland	10,299,889

See accompanying notes to the financial statements.

4

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	France — 5.3%
46,764	Air Liquide SA	5,002,261
25,138	ArcelorMittal	899,041
127,885	BNP Paribas	10,311,599
20,664	Christian Dior SA	1,919,342
124,549	Danone SA	6,790,615
54,092	Dassault Systemes SA	2,770,571
68,842	Electricite de France	3,614,589
100,893	Essilor International SA	5,458,557
106,831	France Telecom SA	2,716,933
63,085	Hermes International	9,352,663
36,454	Iliad SA	3,740,359
131,797	L'Oreal SA	13,010,655
38,736	Neopost SA	3,197,058
117,460	Publicis Groupe	4,329,238
675,691	Sanofi-Aventis	46,006,262
318,150	SES	6,245,956
84,834	Technip SA	5,260,831
82,239	Total SA	4,718,851
	Total France	135,345,381
	Germany — 4.7%
90,085	Adidas AG	4,248,743
119,392	Aixtron AG	2,348,835
56,435	Aurubis AG	2,151,980
75,300	BASF AG	3,935,256
106,132	Beiersdorf AG	5,387,892
372,544	Deutsche Bank AG (Registered)	25,302,125
953,047	Deutsche Telekom AG (Registered)	12,689,748
18,249	Fielmann AG	1,176,950
137,201	Fresenius Medical Care AG & Co	6,156,203
67,867	MTU Aero Engines Holding AG	2,869,643
10,739	Puma AG Rudolf Dassler Sport	3,029,839
189,890	Qiagen NV *	3,910,605
845,272	SAP AG	41,272,656

See accompanying notes to the financial statements.

5

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
37,670	Software AG	2,891,150
147,031	Suedzucker AG	2,860,904
	Total Germany	120,232,529
	Greece — 1.0%
107,533	Alpha Bank A.E. *	1,785,524
135,578	EFG Eurobank Ergasias *	1,903,675
256,666	National Bank of Greece SA *	8,061,693
434,361	OPAP SA	10,608,914
139,286	Piraeus Bank SA *	2,190,156
88,155	Public Power Corp SA *	2,078,831
	Total Greece	26,628,793
	Hong Kong — 1.6%
1,721,500	CLP Holdings Ltd	11,518,587
885,500	Esprit Holdings Ltd	5,364,974
376,600	Hang Seng Bank Ltd	5,348,055
3,579,400	Hong Kong & China Gas	7,760,264
86,800	Hong Kong Aircraft Engineering Co Ltd	1,016,397
1,344,000	Hong Kong Electric Holdings Ltd	7,513,159
850,000	Li & Fung Ltd	2,825,716
65,000	Sun Hung Kai Properties Ltd	877,021
	Total Hong Kong	42,224,173
	Ireland — 0.1%
124,498	CRH Plc	3,185,392
	Italy — 0.4%
161,890	Ansaldo STS SPA	3,273,388
66,780	ENI SPA	1,586,730
522,458	Intesa San Paolo *	2,270,221
1,507,953	Parmalat SPA	3,877,580
	Total Italy	11,007,919

See accompanying notes to the financial statements.

6

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — 21.7%
40,200	ABC-Mart Inc	1,166,540
81,300	Aisin Seiki Co Ltd	2,032,858
269,000	Asahi Glass Co Ltd	2,339,710
327,300	Astellas Pharma Inc	13,082,124
225,050	Canon Inc	8,602,911
692	Central Japan Railway Co	4,675,241
198,000	Chubu Electric Power Co Inc	4,603,582
286,500	Chugai Pharmaceutical Co Ltd	5,835,282
365,000	Cosmo Oil Co Ltd	1,120,318
226,100	Culture Convenience Club Co Ltd	1,670,510
206,400	Daiichi Sankyo Co Ltd	4,392,793
67,800	Daikin Industries Ltd	2,389,964
65,700	Daito Trust Construction Co Ltd	3,130,975
193,600	Denso Corp	5,634,155
49,600	East Japan Railway Co	3,239,130
269,800	Eisai Co Ltd	9,859,800
170,600	Elpida Memory Inc *	2,660,077
51,600	Fanuc Ltd	4,200,429
125,100	Fast Retailing Co Ltd	14,978,362
69,700	FujiFilm Holdings Corp	2,074,398
431,000	Fujitsu Ltd	2,893,960
330,000	GS Yuasa Corp	2,873,778
1,025,000	Hankyu Hanshin Holdings Inc	4,907,837
44,300	Hirose Electric Co Ltd	5,468,296
117,200	Hisamitsu Pharmaceutical Co Inc	4,515,251
410,000	Hitachi Ltd	1,442,267
153,000	Hokuriku Electric Power Co	3,705,985
363,900	Honda Motor Co Ltd	11,410,286
228,500	Hoya Corp	5,148,578
58,300	Ibiden Co Ltd	2,069,919
467	INPEX Corp	3,802,719
85,300	Ito En Ltd	1,564,250
161,000	Itochu Corp	1,139,566
1,151	Japan Tobacco Inc	3,337,301

See accompanying notes to the financial statements.

7

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
84,000	JFE Holdings Inc	2,931,544
120,000	JGC Corp	2,221,450
684	Kakaku.com Inc	2,556,258
689,000	Kao Corp	17,450,534
1,034	KDDI Corp	5,878,096
50,130	Keyence Corp	10,578,653
1,077,000	Kintetsu Corp	4,663,882
152,500	Komatsu Ltd	2,747,561
138,000	Kuraray Co Ltd	1,503,434
138,500	Lawson Inc	5,996,947
456,000	Marubeni Corp	2,264,543
106,700	Mitsubishi Corp	2,156,930
1,100,900	Mizuho Financial Group Inc	2,678,386
71,300	Murata Manufacturing Co Ltd	3,379,715
46,300	Nidec Corp	3,330,169
215,000	Nikon Corp	3,694,279
55,600	Nintendo Co Ltd	15,068,888
346,000	Nippon Electric Glass Co Ltd	3,589,389
880,000	Nippon Mining Holdings Inc	4,376,624
287,000	Nippon Yusen KK	1,241,515
535,900	Nissan Motor Co Ltd	3,739,161
70,200	Nissha Printing Co Ltd	3,697,230
116,800	Nitori Co Ltd	9,022,959
147,000	Nitto Denko Corp	4,457,941
144,000	Nomura Research Institute Ltd	3,429,059
9,209	NTT Docomo Inc	14,178,329
784,000	Odakyu Electric Railway Co Ltd	7,037,055
1,288,000	OJI Paper Co Ltd	6,068,729
89,000	Olympus Corp	2,412,866
53,100	Ono Pharmaceutical Co Ltd	2,610,272
32,300	Oriental Land Co Ltd	2,183,700
25,000	ORIX Corp	1,915,633
1,086,000	Osaka Gas Co Ltd	3,753,234
250,000	Pacific Metals Co Ltd	2,093,662

See accompanying notes to the financial statements.

8

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
10,994	Rakuten Inc	6,641,032
321,300	Resona Holdings Inc	4,376,564
27,200	Rohm Co Ltd	1,835,891
88,600	Sankyo Co Ltd	5,572,972
1,054,000	Sanyo Electric Co Ltd *	2,841,110
85,600	Secom Co Ltd	3,860,748
719,500	Seven & I Holdings Co Ltd	17,364,890
686	Seven Bank Ltd	1,740,679
677,000	Sharp Corp	7,814,803
27,200	Shimamura Co Ltd	2,434,379
299,400	Shin-Etsu Chemical Co Ltd	17,679,876
434,000	Shionogi & Co Ltd	10,610,541
225,000	Shiseido Co Ltd	3,956,174
427,600	SoftBank Corp	9,574,793
95,500	Stanley Electric Co Ltd	1,924,722
426,900	Sumitomo Electric Industries Ltd	5,507,913
929,000	Sumitomo Metal Industries Ltd	2,324,791
480,000	Sumitomo Metal Mining Co Ltd	7,385,334
187,200	Suzuki Motor Corp	4,461,322
666,700	Takeda Pharmaceutical Co Ltd	26,819,458
241,400	Terumo Corp	12,697,652
364,000	Tobu Railway Co Ltd	2,285,873
404,500	Tohoku Electric Power Co Inc	8,754,782
732,900	Tokyo Electric Power Co Inc (The)	19,091,137
90,500	Tokyo Electron Ltd	4,915,152
763,000	Tokyo Gas Co Ltd	3,055,460
700,000	Toshiba Corp	3,593,601
104,000	Toyo Suisan Kaisha Ltd	2,646,798
110,900	Toyoda Gosei Co Ltd	3,207,831
160,600	Toyota Motor Corp	6,847,061
120,000	Toyota Tsusho Corp	1,944,433
154,000	Trend Micro Inc	6,044,472
113,300	Tsumura & Co	4,016,481
77,900	Unicharm Corp	6,979,403

See accompanying notes to the financial statements.

9

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
21,797	Yahoo Japan Corp	7,406,222
62,490	Yamada Denki Co Ltd	4,248,646
	Total Japan	559,340,775
	Netherlands — 1.8%
129,861	Crucell NV *	2,839,638
129,819	Heineken NV	5,491,400
205,876	Koninklijke Ahold NV	2,417,742
855,188	Koninklijke KPN NV	13,162,612
220,429	Reed Elsevier NV	2,342,011
741,688	Unilever NV	20,780,442
	Total Netherlands	47,033,845
	Norway — 0.4%
125,300	Seadrill Ltd	2,240,891
93,450	StatoilHydro ASA	2,043,941
201,300	Tandberg ASA	4,185,887
33,830	Yara International ASA	923,251
	Total Norway	9,393,970
	Portugal — 0.5%
310,727	EDP Renovaveis SA *	3,088,646
1,005,647	Portugal Telecom SGPS SA	10,427,564
	Total Portugal	13,516,210
	Singapore — 0.9%
427,000	Keppel Corp Ltd	2,256,269
842,000	Keppel Land Ltd	1,495,812
617,000	Singapore Exchange Ltd	3,580,726
1,606,000	Singapore Press Holdings Ltd	4,077,564
2,318,000	Singapore Technologies Engineering Ltd	4,167,764
4,015,500	Singapore Telecommunications	8,752,767
	Total Singapore	24,330,902

See accompanying notes to the financial statements.

10

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Spain — 4.9%
104,385	ACS Actividades de Construccion y Servicios SA	5,389,878
1,065,001	Banco Santander SA	16,395,846
154,501	Bankinter SA	2,058,961
210,287	Iberdrola SA	1,952,483
203,199	Inditex SA	11,081,801
467,310	Mapfre SA	1,924,531
58,585	Red Electrica de Espana	2,752,279
3,322,625	Telefonica SA	84,012,527
	Total Spain	125,568,306
	Sweden — 4.0%
211,979	Alliance Oil Company SDR	2,439,789
141,930	Assa Abloy AB Class B	2,280,091
649,835	Boliden AB	6,693,439
91,891	Elekta AB Class B	1,624,808
955,947	Hennes & Mauritz AB Class B	53,078,425
223,238	Hexagon AB Class B	2,312,805
224,357	Kinnevik Investment AB Class B	3,053,491
406,731	Lundin Petroleum AB *	3,737,057
54,307	Millicom International Cellular SA SDR *	3,813,350
64,416	Modern Times Group AB Class B	2,632,094
309,016	Nordea Bank AB	3,241,234
80,954	Oriflame Cosmetics SA SDR	3,948,399
103,247	Scania AB Class B	1,277,266
203,292	Securitas AB Class B	1,986,294
174,000	Skandinaviska Enskilda Banken AB Class A *	1,227,102
147,704	SKF AB Class B	2,263,128
301,334	Swedish Match AB	5,817,400
151,377	Tele2 AB Class B	2,108,060
	Total Sweden	103,534,232
	Switzerland — 12.1%
178,600	Actelion Ltd (Registered) *	10,319,540
245,367	Compagnie Financiere Richemont SA Class A	6,697,932

See accompanying notes to the financial statements.

11

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
223,896	Credit Suisse Group AG (Registered)	11,422,947
26,545	Geberit AG (Registered)	4,092,757
24,790	Kuehne & Nagel International AG (Registered)	1,973,834
54,298	Lonza Group AG (Registered)	5,340,938
1,827,084	Nestle SA (Registered)	76,067,130
70,249	Nobel Biocare Holding AG (Registered)	2,152,024
2,148,222	Novartis AG (Registered)	99,791,603
338,865	Roche Holding AG (Non Voting)	53,972,968
5,392	SGS SA (Registered)	6,680,752
48,544	Sonova Holding AG (Registered)	4,652,853
19,477	Swatch Group AG	4,210,313
11,174	Swisscom AG (Registered)	3,871,939
14,381	Syngenta AG (Registered)	3,380,179
154,517	Synthes Inc	18,103,445
	Total Switzerland	312,731,154
	United Kingdom — 23.4%
394,398	3i Group Plc	1,929,871
243,081	Admiral Group Plc	4,213,543
324,090	Amlin Plc	1,937,005
137,201	Anglo American Plc *	4,459,992
459,093	Antofagasta Plc	5,671,201
871,200	AstraZeneca Plc	40,427,771
579,516	Autonomy Corp Plc *	12,222,306
763,009	Barclays Plc *	4,670,556
533,404	BG Group Plc	8,751,628
50,879	BHP Billiton Plc	1,325,298
840,269	British American Tobacco Plc	25,531,818
578,429	Burberry Group Plc	4,530,331
1,165,585	Cable & Wireless Plc	2,801,860
310,554	Cadbury Plc	2,915,981
1,439,890	Capita Group Plc	15,911,950
2,570,529	Centrica Plc	10,505,357
1,436,721	Cobham Plc	4,707,423

See accompanying notes to the financial statements.

12

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,834,809	Diageo Plc	28,393,853
629,647	Drax Group Plc	4,892,976
265,484	Eurasian Natural Resources Corp	3,701,721
655,698	Experian Plc	5,487,176
6,637,870	GlaxoSmithKline Plc	129,622,935
856,060	Group 4 Securicor Plc	3,094,579
384,464	ICAP Plc	2,666,133
251,223	Imperial Tobacco Group Plc	7,046,378
640,789	Inmarsat Plc	5,407,415
216,084	Intertek Group Plc	4,233,897
223,174	JD Wetherspoon Plc	1,712,214
293,764	Kazakhmys Plc	4,662,074
345,008	Man Group Plc	1,494,495
382,724	Marks & Spencer Group Plc	2,105,336
299,331	Micro Focus International Plc	1,836,734
230,288	National Grid Plc	2,210,839
302,341	Next Plc	8,019,710
162,511	Pearson Plc	1,976,838
565,177	Petrofac Ltd	8,043,885
118,510	Premier Oil Plc *	2,476,684
27,199	Randgold Resources Ltd	1,598,477
1,340,250	Reckitt Benckiser Group Plc	61,969,784
1,304,645	Reed Elsevier Plc	9,437,737
61,069	Rio Tinto Plc	2,365,727
215,789	Royal Dutch Shell Plc A Shares (London)	5,968,376
187,580	Royal Dutch Shell Plc B Shares (London)	5,061,008
202,133	SABMiller Plc	4,661,462
353,315	Sage Group Plc	1,263,331
198,832	Scottish & Southern Energy Plc	3,609,313
738,948	Shire Plc	12,227,968
492,089	Smith & Nephew Plc	4,166,410
182,358	Smiths Group Plc	2,365,756
1,318,899	Standard Chartered Plc	29,769,559
1,806,853	Standard Life Assurance Plc	5,735,509

See accompanying notes to the financial statements.

13

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	1,458,399	Tesco Plc	8,877,618
	144,062	Thomson Reuters Plc	4,519,796
	553,239	TUI Travel Plc	2,154,352
	668,922	Tullow Oil Plc	11,648,810
	172,411	Unilever Plc	4,711,293
	155,307	Vedanta Resources Plc	4,485,734
	5,386,670	Vodafone Group Plc	11,655,805
	727,386	William Hill Plc	2,181,839
	415,066	William Morrison Supermarkets Plc	1,860,992
	1,474,362	Xstrata Plc	19,560,892
		Total United Kingdom	603,457,311
		TOTAL COMMON STOCKS (COST $2,522,231,501)	2,491,488,683
		SHORT-TERM INVESTMENTS — 2.5%
EUR	43,426	Allied Irish Bank Time Deposit, 0.06%, due 09/01/09	62,255
CAD	29,717	Bank of America Time Deposit, 0.04%, due 09/01/09	27,145
USD	97,855	Bank of Ireland Time Deposit, 0.03%, due 09/01/09	97,855
USD	25,000,000	BNP Paribas Time Deposit, 0.18%, due 09/01/09	25,000,000
AUD	11,946	Brown Brothers Harriman Time Deposit, 2.17%, due 09/01/09	10,097
DKK	52,433	Brown Brothers Harriman Time Deposit, 0.30%, due 09/01/09	10,099
HKD	77,507	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,000
NOK	60,600	Brown Brothers Harriman Time Deposit, 0.35%, due 09/01/09	10,070
NZD	1,419	Brown Brothers Harriman Time Deposit, 1.50%, due 09/01/09	974
SEK	71,744	Brown Brothers Harriman Time Deposit, 0.01%, due 09/01/09	10,079
CHF	24,558	Deutsche Bank Time Deposit, 0.02%, due 09/01/09	23,192
JPY	31,311,000	HSBC Bank (Hong Kong) Time Deposit, 0.01%, due 09/01/09	336,497
SGD	377,265	JPMorgan Chase Time Deposit, 0.01%, due 09/01/09	261,817
USD	13,700,000	Royal Bank of Canada Time Deposit, 0.15%, due 09/01/09	13,700,000
USD	25,000,000	Societe Generale Time Deposit, 0.13%, due 09/01/09	25,000,000
		TOTAL SHORT-TERM INVESTMENTS (COST $64,560,080)	64,560,080
		TOTAL INVESTMENTS — 99.0% (Cost $2,586,791,581)	2,556,048,763
		Other Assets and Liabilities (net) — 1.0%	24,941,267
		TOTAL NET ASSETS — 100.0%	$2,580,990,030

See accompanying notes to the financial statements.

14

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

  A summary of outstanding financial instruments at August 31, 2009 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/23/09	EUR	5,111,185	$7,327,559	$116,403
10/23/09	GBP	9,842,251	16,021,401	(724,047)
10/23/09	HKD	140,539,860	18,140,531	(7,859)
10/23/09	JPY	3,273,687,543	35,194,614	592,512
10/23/09	JPY	644,835,790	6,932,472	163,963
10/23/09	JPY	3,273,687,543	35,194,614	627,551
10/23/09	JPY	3,273,687,543	35,194,614	613,164
10/23/09	JPY	3,273,687,543	35,194,614	610,680
10/23/09	NZD	16,225,269	11,098,208	249,798
10/23/09	SEK	151,069,988	21,226,871	452,813
10/23/09	SEK	151,069,988	21,226,871	327,365
10/23/09	SEK	151,069,988	21,226,871	445,838
10/23/09	SEK	151,069,988	21,226,871	438,549
			$285,206,111	$3,906,730
Sales #
10/23/09	AUD	32,706,382	$27,530,463	$(642,219)
10/23/09	AUD	32,706,382	27,530,462	(782,856)
10/23/09	CAD	23,063,804	21,069,473	(183,038)
10/23/09	CAD	23,063,804	21,069,473	(242,581)
10/23/09	CHF	59,387	56,110	(1,011)
10/23/09	CHF	11,617,042	10,976,000	(12,389)
10/23/09	EUR	3,512,000	5,034,916	(33,898)
10/23/09	EUR	1,796,000	2,574,803	302
10/23/09	GBP	2,960,000	4,818,344	144,836
10/23/09	GBP	16,415,030	26,720,694	396,886
10/23/09	GBP	16,415,030	26,720,694	405,915
10/23/09	HKD	88,407,686	11,411,441	626
10/23/09	SEK	88,771,185	12,473,255	(66,728)
10/23/09	SGD	22,440,387	15,565,745	(98,150)
			$213,551,873	$(1,114,305)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

15

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
5,084	OMXS 30	September 2009	$64,828,850	$2,946,445
97	FTSE 100	September 2009	7,711,000	1,228,804
220	CAC 40	September 2009	11,556,226	782,771
			$84,096,076	$4,958,020
Sales
15	Hang Seng	September 2009	$1,899,670	$78,337
42	TOPIX	September 2009	4,334,175	(187,587)
60	FTSE/MIB	September 2009	9,683,803	(1,326,264)
45	DAX	September 2009	8,834,419	(390,620)
147	S&P Toronto 60	September 2009	17,504,380	(707,562)
2	IBEX 35	September 2009	326,374	(23,113)
			$42,582,821	$(2,556,809)

As of August 31, 2009, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

SDR - Swedish Depository Receipt

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

16

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments, at value (cost $2,586,791,581) (Note 2)	$2,556,048,763
Foreign currency, at value (cost $602,335) (Note 2)	597,456
Receivable for investments sold	300,042
Receivable for Fund shares sold	8,029,447
Dividends and interest receivable	6,496,722
Foreign taxes receivable	2,760,662
Unrealized appreciation on open forward currency contracts (Note 2)	5,587,201
Receivable for collateral on open futures contracts (Note 2)	13,475,155
Receivable for expenses reimbursed by Manager (Note 3)	95,573
Total assets	2,593,391,021
Liabilities:
Payable for investments purchased	314,438
Payable for Fund shares repurchased	6,633,289
Payable to affiliate for (Note 3):
Management fee	1,080,586
Shareholder service fee	227,829
Trustees and Chief Compliance Officer of GMO Trust fees	4,669
Payable for variation margin on open futures contracts (Note 2)	822,434
Unrealized depreciation on open forward currency contracts (Note 2)	2,794,776
Miscellaneous payable	27,242
Accrued expenses	495,728
Total liabilities	12,400,991
Net assets	$2,580,990,030
Net assets consist of:
Paid-in capital	$3,443,199,033
Accumulated undistributed net investment income	48,409,161
Accumulated net realized loss	(885,373,793)
Net unrealized depreciation	(25,244,371)
$2,580,990,030
Net assets attributable to:
Class III shares	$654,132,118
Class IV shares	$1,926,857,912
Shares outstanding:
Class III	34,176,327
Class IV	100,595,898
Net asset value per share:
Class III	$19.14
Class IV	$19.15

See accompanying notes to the financial statements.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2009 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $3,880,892)	$42,424,073
Interest	37,913
Total investment income	42,461,986
Expenses:
Management fee (Note 3)	5,842,426
Shareholder service fee – Class III (Note 3)	482,627
Shareholder service fee – Class IV (Note 3)	762,062
Custodian and fund accounting agent fees	516,048
Legal fees	43,976
Audit and tax fees	39,836
Transfer agent fees	22,908
Trustees fees and related expenses (Note 3)	22,736
Registration fees	2,667
Miscellaneous	28,336
Total expenses	7,763,622
Fees and expenses reimbursed by Manager (Note 3)	(643,100)
Expense reductions (Note 2)	(448)
Net expenses	7,120,074
Net investment income (loss)	35,341,912
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(374,153,497)
Closed futures contracts	7,754,690
Foreign currency, forward contracts and foreign currency related transactions	(20,220,997)
Net realized gain (loss)	(386,619,804)
Change in net unrealized appreciation (depreciation) on:
Investments	1,028,912,928
Open futures contracts	9,067,821
Foreign currency, forward contracts and foreign currency related transactions	16,842,571
Net unrealized gain (loss)	1,054,823,320
Net realized and unrealized gain (loss)	668,203,516
Net increase (decrease) in net assets resulting from operations	$703,545,428

See accompanying notes to the financial statements.

18

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$35,341,912	$72,934,068
Net realized gain (loss)	(386,619,804)	(432,238,819)
Change in net unrealized appreciation (depreciation)	1,054,823,320	(1,217,012,018)
Net increase (decrease) in net assets from operations	703,545,428	(1,576,316,769)
Distributions to shareholders from:
Net investment income
Class III	(17,065,286)	(30,802,113)
Class IV	(45,331,930)	(84,945,522)
Total distributions from net investment income	(62,397,216)	(115,747,635)
Net realized gains
Class III	—	(33,779,254)
Class IV	—	(88,650,878)
Total distributions from net realized gains	—	(122,430,132)
	(62,397,216)	(238,177,767)
Net share transactions (Note 7):
Class III	(87,247,952)	40,576,827
Class IV	42,615,375	223,699,073
Increase (decrease) in net assets resulting from net share transactions	(44,632,577)	264,275,900
Total increase (decrease) in net assets	596,515,635	(1,550,218,636)
Net assets:
Beginning of period	1,984,474,395	3,534,693,031
End of period (including accumulated undistributed net investment income of $48,409,161 and $75,464,465, respectively)	$2,580,990,030	$1,984,474,395

See accompanying notes to the financial statements.

19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007	2006	2005
Net asset value, beginning of period	$14.46		$27.68		$31.37		$29.90	$27.22	$23.67
Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.54		0.69		0.77	0.53	0.40
Net realized and unrealized gain (loss)	4.88		(11.93)		1.28		4.80	3.57	3.94
Total from investment operations	5.14		(11.39)		1.97		5.57	4.10	4.34
Less distributions to shareholders:
From net investment income	(0.46)		(0.88)		(0.40)		(0.49)	(0.10)	(0.33)
From net realized gains	—		(0.95)		(5.26)		(3.61)	(1.32)	(0.46)
Total distributions	(0.46)		(1.83)		(5.66)		(4.10)	(1.42)	(0.79)
Net asset value, end of period	$19.14		$14.46		$27.68		$31.37	$29.90	$27.22
Total Return(a)	35.81	%**	(43.54)%		5.04%		19.21%	15.54%	18.66%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$654,132		$564,067		$1,018,040		$950,332	$3,119,919	$1,653,053
Net expenses to average daily net assets	0.65	%(b)*	0.66	%(c)	0.67	%(c)	0.67%	0.68%	0.69%
Net investment income to average daily net assets	3.04	%*	2.43%		2.13%		2.46%	1.89%	1.64%
Portfolio turnover rate	36	%**	63%		92%		74%	57%	52%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.06%		0.05%		0.05%	0.08%	0.09%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2009		Year Ended February 28/29,
	(Unaudited)		2009		2008		2007(a)
Net asset value, beginning of period	$14.46		$27.70		$31.38		$29.92
Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.55		0.73		0.20
Net realized and unrealized gain (loss)	4.89		(11.95)		1.26		4.48
Total from investment operations	5.15		(11.40)		1.99		4.68
Less distributions to shareholders:
From net investment income	(0.46)		(0.89)		(0.41)		(0.50)
From net realized gains	—		(0.95)		(5.26)		(2.72)
Total distributions	(0.46)		(1.84)		(5.67)		(3.22)
Net asset value, end of period	$19.15		$14.46		$27.70		$31.38
Total Return(b)	35.89	%**	(43.53)%		5.11%		15.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,926,858		$1,420,407		$2,516,653		$2,864,791
Net expenses to average daily net assets	0.59	%(c)*	0.60	%(d)	0.61	%(d)	0.61	%*
Net investment income to average daily net assets	3.02	%*	2.47%		2.24%		1.01	%*
Portfolio turnover rate	36	%**	63%		92%		74	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%		0.05%		0.05	%*

(a)  Period from July 12, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions.

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO International Growth Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Growth Index. The Fund typically makes equity investments in companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments (which include common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depository receipts). The Fund generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the counter derivatives, including options, futures, and swap contracts. The Fund also may invest in unaffiliated money market funds and in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2009, 92.06% of the net assets of the Fund were valued using fair value prices based on models used by a third party vendor and are classified as using Level 2 inputs in the table below.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation or quoted prices for similar securities.

Level 3 – Valuations based on inputs that are unobservable and significant.

23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,367,127	$134,690,035	$—	$146,057,162
Belgium	—	48,801,473	—	48,801,473
Canada	101,298,892	—	—	101,298,892
Denmark	—	47,500,375	—	47,500,375
Finland	—	10,299,889	—	10,299,889
France	2,716,933	132,628,448	—	135,345,381
Germany	—	120,232,529	—	120,232,529
Greece	—	26,628,793	—	26,628,793
Hong Kong	—	42,224,173	—	42,224,173
Ireland	—	3,185,392	—	3,185,392
Italy	—	11,007,919	—	11,007,919
Japan	—	559,340,775	—	559,340,775
Netherlands	—	47,033,845	—	47,033,845
Norway	—	9,393,970	—	9,393,970
Portugal	—	13,516,210	—	13,516,210
Singapore	—	24,330,902	—	24,330,902
Spain	—	125,568,306	—	125,568,306
Sweden	—	103,534,232	—	103,534,232
Switzerland	—	312,731,154	—	312,731,154
United Kingdom	—	603,457,311	—	603,457,311
TOTAL COMMON STOCKS	115,382,952	2,376,105,731	—	2,491,488,683
Short-Term Investments	64,560,080	—	—	64,560,080
Total Investments	179,943,032	2,376,105,731	—	2,556,048,763
Derivatives
Forward Currency Contracts	—	5,587,201	—	5,587,201
Futures Contracts	—	5,036,357	—	5,036,357
Total	$179,943,032	$2,386,729,289	$—	$2,566,672,321

24

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts	$—	$(2,794,776)	$—	$(2,794,776)
Futures Contracts	(707,562)	(1,927,584)	—	(2,635,146)
Total	$(707,562)	$(4,722,360)	$—	$(5,429,922)

The Fund held no investments or other financial instruments at either February 28, 2009 or August 31, 2009, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

25

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign futures on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options

26

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. The Fund had no open written option contracts during the period.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a

27

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.
Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

28

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

29

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of February 28, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(208,609,786)
Total	$(208,609,786)

As of February 28, 2009, the Fund elected to defer to March 1, 2009 post-October capital losses of $268,162,473.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,605,538,616	$178,747,485	$(228,237,338)	$(49,489,853)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended. The Fund is subject to examination prior to the expiration of the statute of limitations by U.S. federal and state tax authorities for tax returns filed.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

30

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as custodian and fund accounting agent of the Fund. State Street Bank and Trust Company ("State Street") serves as transfer agent of the Fund. BBH and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does not take temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid, and less regulated, and the cost of trading in those markets often is higher, than in U.S. markets. The Fund may need to maintain a license to invest in some foreign markets. Changes in investment, capital, or exchange control regulations could adversely affect the value of the Fund's foreign investments.

• Currency Risk — Fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Growth Securities — Growth securities typically trade at higher multiples of current earnings than other securities. The market prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations.

Other principal risks of an investment in the Fund include Derivatives Risk (use of derivatives by the Fund involves risks different from, and potentially greater than, risks associated with direct investments in securities and other investments by the Fund), Credit and Counterparty Risk (risk of default of a

31

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

derivatives counterparty or borrower of the Fund's securities), Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the GMO Funds or other underlying funds in which the Fund invests will not perform as expected).

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Fund also may use currency derivatives in an attempt to

32

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

33

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$—	$—	$—
Unrealized appreciation on futures contracts*	—	—	—	5,036,357	—	5,036,357
Unrealized appreciation on forward currency contracts	—	5,587,201	—	—	—	5,587,201
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$5,587,201	$—	$5,036,357	$—	$10,623,558

34

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Liabilities:
Written options outstanding	$—	$—	$—	$—	$—	$—
Unrealized depreciation on futures contracts*	—	—	—	(2,635,146)	—	(2,635,146)
Unrealized depreciation on forward currency contracts	—	(2,794,776)	—	—	—	(2,794,776)
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Total	$—	$(2,794,776)	$—	$(2,635,146)	$—	$(5,429,922)

^   As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*   The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(4,937,950)	$—	$(4,937,950)
Futures contracts	—	—	—	7,754,690	—	7,754,690
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	(22,942,371)	—	—	—	(22,942,371)
Total	$—	$(22,942,371)	$—	$2,816,740	$—	$(20,125,631)

35

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$—	$—	$—
Futures contracts	—	—	—	9,067,821	—	9,067,821
Swap contracts	—	—	—	—	—	—
Written options	—	—	—	—	—	—
Forward currency contracts	—	16,462,580	—	—	—	16,462,580
Total	$—	$16,462,580	$—	$9,067,821	$—	$25,530,401

^   As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Forwards	Futures
Average notional amount outstanding	$805,835,309	$101,350,516
Highest notional amount outstanding	1,149,412,086	128,444,726
Lowest notional amount outstanding	498,757,984	53,041,352

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at an annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.50% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in other series of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities

36

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $18,136 and $10,580, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2009 aggregated $794,657,844 and $822,976,209, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 45.12% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Three of the shareholders are other funds of the Trust.

As of August 31, 2009, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 96.13% of the Fund's shares were held by accounts for which the Manager had investment discretion.

37

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.   Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,356,103	$39,172,666	11,893,535	$239,774,534
Shares issued to shareholders in reinvestment of distributions	749,780	13,121,157	2,513,470	58,342,144
Shares repurchased	(7,945,540)	(139,541,775)	(12,169,228)	(257,539,851)
Net increase (decrease)	(4,839,657)	$(87,247,952)	2,237,777	$40,576,827
	Six Months Ended August 31, 2009 (Unaudited)		Year Ended February 28, 2009
Class IV:	Shares	Amount	Shares	Amount
Shares sold	27,434,838	$425,667,078	46,074,272	$942,225,145
Shares issued to shareholders in reinvestment of distributions	2,588,917	45,331,930	7,579,903	172,936,531
Shares repurchased	(27,640,762)	(428,383,633)	(46,297,143)	(891,462,603)
Net increase (decrease)	2,382,993	$42,615,375	7,357,032	$223,699,073

8.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

38

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2009, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 28, 2009 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager at or prior to a meeting of the Trustees on June 15, 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel, paying particular attention to the possible effects of a decline in the Manager's revenue on such resources. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. The

39

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's advisory fee arrangements and other compensation paid to the Manager, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent market events and changes in assets under management and revenues on such profits. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and expanding existing client relationships. The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements,

40

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 15, 2009, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2009.

41

GMO International Growth Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2009 through August 31, 2009.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.65%	$1,000.00	$1,358.10	$3.86
2) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31
Class IV
1) Actual	0.59%	$1,000.00	$1,358.90	$3.51
2) Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

42

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2009

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2009 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	106.4%
Short-Term Investments	2.1
Swaps	0.4
Options Purchased	0.2
Written Options	(0.1)
Reverse Repurchase Agreements	(9.1)
Other	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Par Value ($) / Shares / Contracts/Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 106.4%
		U.S. Government — 106.4%
	114,165,472	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10 (a) (b) (c)	113,987,146
	31,879,500	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a)	32,606,735
	285,712,900	U.S. Treasury Inflation Indexed Note, 1.63%, due 01/15/15 (a)	285,266,616
	4,345,760	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16 (a)	4,423,167
	241,120,385	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/17 (a)	251,744,631
	37,160,950	U.S. Treasury Inflation Indexed Bond, 2.13%, due 01/15/19 (a)	38,287,373
	60,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21 (b)	35,923,860
	50,000,000	U.S. Treasury Strip Coupon, due 08/15/22 (b)	28,689,350
		Total U.S. Government	790,928,878
		TOTAL DEBT OBLIGATIONS (COST $796,099,574)	790,928,878
		MUTUAL FUNDS — 1.9%
		Affiliated Issuers — 1.9%
	560,036	GMO U.S. Treasury Fund	14,006,504
		TOTAL MUTUAL FUNDS (COST $14,011,463)	14,006,504
		OPTIONS PURCHASED — 0.2%
		Options on Futures — 0.0%
USD	3,000	Euro Dollar Future Option Put, Expires 12/14/09, Strike 98.00	56,250
USD	3,000	Euro Dollar Future Option Put, Expires 12/14/09, Strike 99.00	243,750
		Total Options on Futures	300,000
		Options on Interest Rate Swaps — 0.2%
USD	300,000,000	USD Swaption Call, Expires 09/10/09, Strike 1.15%	1,479,300
		Total Options on Interest Rate Swaps	1,479,300
		TOTAL OPTIONS PURCHASED (COST $1,452,000)	1,779,300

See accompanying notes to the financial statements.

2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2009 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
1,974,434	State Street Institutional U.S. Government Money Market Fund-Institutional Class	1,974,434
	TOTAL SHORT-TERM INVESTMENTS (COST $1,974,434)	1,974,434
	TOTAL INVESTMENTS — 108.8% (Cost $813,537,471)	808,689,116
	Other Assets and Liabilities (net) — (8.8%)	(65,371,071)
	TOTAL NET ASSETS — 100.0%	$743,318,045

See accompanying notes to the financial statements.

3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

A summary of outstanding financial instruments at August 31, 2009 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	11,450,000	Goldman Sachs, 0.25%, dated 08/14/09, to be repurchased on demand at face value plus accrued interest.	$(11,451,431)
USD	23,100,000	Barclays Bank PLC, 0.40%, dated 08/19/09, to be repurchased on demand at face value plus accrued interest.	(23,100,257)
USD	5,599,750	Goldman Sachs, 0.24%, dated 08/27/09, to be repurchased on demand at face value plus accrued interest.	(5,599,788)
USD	27,750,000	Barclays Bank PLC, 0.40%, dated 08/19/09, to be repurchased on demand at face value plus accrued interest.	(27,750,308)
			$(67,901,784)

Average balance outstanding	$(47,357,306)
Average interest rate	0.43%
Maximum balance outstanding	$(67,899,750)
Average shares outstanding	21,642,628
Average balance per share outstanding	$(2.19)
Days outstanding	132

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
36,400,000	USD	5/26/2014	Barclays Bank PLC	(Pay)	2.59%	3 month LIBOR	$137,348
36,400,000	USD	5/29/2014	Citigroup	(Pay)	2.80%	3 month LIBOR	(213,839)
79,000,000	USD	6/9/2014	Citigroup	(Pay)	3.30%	3 month LIBOR	(2,212,579)
23,800,000	USD	5/26/2019	JP Morgan Chase Bank	Receive	3.45%	3 month LIBOR	(263,924)

See accompanying notes to the financial statements.

4

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
20,000,000	USD	5/26/2019	Barclays Bank PLC	Receive	3.46%	3 month LIBOR	$(211,305)
23,800,000	USD	5/29/2019	Morgan Stanley	Receive	3.73%	3 month LIBOR	288,806
20,000,000	USD	5/29/2019	Citigroup	Receive	3.74%	3 month LIBOR	251,086
44,000,000	USD	6/9/2019	Citigroup	Receive	4.22%	3 month LIBOR	2,313,568
50,000,000	USD	6/9/2019	Goldman Sachs	Receive	4.20%	3 month LIBOR	2,565,993
40,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	1,536,804
20,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	446,446
50,000,000	USD	8/15/2022	Barclays Bank PLC	(Pay)	0.00%	3 month LIBOR	451,755
11,400,000	USD	5/26/2039	JP Morgan Chase Bank	(Pay)	3.95%	3 month LIBOR	253,887
11,400,000	USD	5/29/2039	Morgan Stanley	(Pay)	4.21%	3 month LIBOR	(256,717)
25,000,000	USD	6/9/2039	Goldman Sachs	(Pay)	4.52%	3 month LIBOR	(1,911,694)
							$3,175,635
						Accretion since inception for zero coupon interest rate swaps	$605,542

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Written Options

A summary of open written option contracts for the Fund at August 31, 2009 is as follows:

	Notional Amount/ Contracts	Expiration Date		Description	Premiums	Market Value
Call	300,000,000	9/10/2009	USD	Interest Rate Swaption,
				Strike 0.90%	$(120,000)	$(735,300)
Put	6,000	12/14/2009	USD	Euro Dollar Future Option Put, Strike 98.50	(813,000)	(225,000)
					$(933,000)	$(960,300)

As of August 31, 2009, for the swap contracts held, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2009 (Unaudited)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(c)  All or a portion of this security has been pledged to cover collateral requirements on purchased options (Note 2).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2009 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $799,526,008) (Note 2)	$794,682,612
Investments in affiliated issuers, at value (cost $14,011,463) (Notes 2 and 8)	14,006,504
Receivable for investments sold	11,000,000
Dividends and interest receivable	2,088,433
Interest receivable for open swap contracts	251,688
Receivable for open swap contracts (Note 2)	8,245,693
Receivable for expenses reimbursed by Manager (Note 3)	10,075
Total assets	830,285,005
Liabilities:
Payable for Fund shares repurchased	12,836,665
Payable to affiliate for (Note 3):
Management fee	155,308
Shareholder service fee	38,217
Trustees and Chief Compliance Officer of GMO Trust fees	309
Payable for open swap contracts (Note 2)	5,070,058
Payable for reverse repurchase agreements (Note 2)	67,901,784
Written options outstanding, at value (premiums $933,000) (Note 2)	960,300
Accrued expenses	4,319
Total liabilities	86,966,960
Net assets	$743,318,045
Net assets consist of:
Paid-in capital	$729,784,872
Accumulated undistributed net investment income	13,648,104
Accumulated net realized gain	979,547
Net unrealized depreciation	(1,094,478)
$743,318,045
Net assets attributable to:
Class III shares	$35,376,991
Class VI shares	$707,941,054
Shares outstanding:
Class III	1,378,443
Class VI	27,574,163
Net asset value per share:
Class III	$25.66
Class VI	$25.67

See accompanying notes to the financial statements.

7

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Operations — Period from March 18, 2009
(commencement of operations) through August 31, 2009 (Unaudited)

Investment Income:
Interest	$14,363,037
Dividends from affiliated issuers (Note 8)	13,410
Dividends	933
Total investment income	14,377,380
Expenses:
Management fee (Note 3)	519,374
Shareholder service fee – Class III (Note 3)	32,810
Shareholder service fee – Class VI (Note 3)	102,232
Interest expense (Note 2)	72,801
Audit and tax fees	30,154
Custodian, fund accounting agent and transfer agent fees	10,518
Legal fees	5,412
Registration fees	1,804
Trustees fees and related expenses (Note 3)	1,773
Miscellaneous	1,894
Total expenses	778,772
Fees and expenses reimbursed by Manager (Note 3)	(49,066)
Expense reductions (Note 2)	(430)
Net expenses	729,276
Net investment income (loss)	13,648,104
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(6,122,716)
Investments in affiliated issuers	(6,948)
Closed futures contracts	3,288,999
Closed swap contracts	(1,545,283)
Written options	5,365,495
Net realized gain (loss)	979,547
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,843,396)
Investments in affiliated issuers	(4,959)
Open swap contracts	3,781,177
Written options	(27,300)
Net unrealized gain (loss)	(1,094,478)
Net realized and unrealized gain (loss)	(114,931)
Net increase (decrease) in net assets resulting from operations	$13,533,173

See accompanying notes to the financial statements.

8

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from March 18, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$13,648,104
Net realized gain (loss)	979,547
Change in net unrealized appreciation (depreciation)	(1,094,478)
Net increase (decrease) in net assets from operations	13,533,173
Net share transactions (Note 7):
Class III	34,296,439
Class VI	695,488,433
Increase (decrease) in net assets resulting from net share transactions	729,784,872
Total increase (decrease) in net assets	743,318,045
Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $13,648,104)	$743,318,045

See accompanying notes to the financial statements.

9

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from March 27, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Net asset value, beginning of period	$25.15
Income (loss) from investment operations:
Net investment income (loss)†	0.64
Net realized and unrealized gain (loss)	(0.13)
Total from investment operations	0.51
Net asset value, end of period	$25.66
Total Return(a)	2.03	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$35,377
Net operating expenses to average daily net assets	0.40	%(b)
Interest expense to average daily net assets(c)	0.03	%*
Total net expenses to average daily net assets	0.43	%(b)*
Net investment income to average daily net assets	5.91	%*
Portfolio turnover rate	80	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through August 31, 2009.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from March 18, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.76
Net realized and unrealized gain (loss)	(0.09)
Total from investment operations	0.67
Net asset value, end of period	$25.67
Total Return(a)	2.68	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$707,941
Net operating expenses to average daily net assets	0.31	%(b)
Interest expense to average daily net assets(c)	0.03	%*
Total net expenses to average daily net assets	0.34	%(b)*
Net investment income to average daily net assets	6.65	%*
Portfolio turnover rate	80	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions.

(c)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2009 (Unaudited)

1.  Organization

GMO Asset Allocation Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is a non-diversified investment company as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Citigroup 3 Month Treasury Bill Index. The Fund may invest in bonds of any kind. Under normal circumstances, the Fund invests (including through investment in other series of the Trust) at least 80% of its assets in bonds. For these purposes, the term "bonds" includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using a futures contract, swap contract, currency forward or option. The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds that the Fund may invest in include, but are not limited to: investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities; below investment grade bonds (also known as "junk bonds"); inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as "junk bonds")); and asset-backed securities, including mortgage related and mortgage-backed securities. The Fund may also invest in futures contracts, currency options, currency forwards, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund may gain exposure to the investments described above through investments in shares of other series of the Trust, including GMO U.S. Treasury Fund. The Fund may invest up to 100% of its assets in below investment grade bonds (also known as "junk bonds"). The Fund may also hold securities that are downgraded to below investment grade status after the time of purchase by the Fund. The Fund may also invest in unaffiliated money market funds.

As of August 31, 2009, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

12

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price on each business day or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid (if the Manager deems the private market to be more relevant in determining market value than an exchange). Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost. Shares of investment funds are generally valued at their net asset value. Securities (including derivatives) for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the six months ended August 31, 2009, the Fund did not reduce the values of any OTC derivatives on account of the credit worthiness of a counterparty.

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). While the adoption of SFAS 157 does not have an effect on the Fund's net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the reliability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based on inputs that are unobservable and significant.

13

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$790,928,878	$—	$790,928,878
TOTAL DEBT OBLIGATIONS	—	790,928,878	—	790,928,878
Mutual Funds	14,006,504	—	—	14,006,504
Options Purchased	300,000	1,479,300	—	1,779,300
Short-Term Investments	—	1,974,434	—	1,974,434
Total Investments	14,306,504	794,382,612	—	808,689,116
Derivatives
Swap Agreements	—	8,245,693	—	8,245,693
Total	$14,306,504	$802,628,305	$—	$816,934,809

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements	$—	$(5,070,058)	$—	$(5,070,058)
Written Options	(225,000)	(735,300)	—	(960,300)
Total	$(225,000)	$(5,805,338)	$—	$(6,030,358)

Underlying funds are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying fund, please refer to the portfolio valuation note in its financial statements.

The Fund held no investments or other financial instruments at either March 18, 2009 (commencement of operations) or August 31, 2009, whose fair value was determined using Level 3 inputs.

14

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on the 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at the 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. The Fund does not isolate realized and unrealized gains and losses that result from changes in exchange rates from realized and unrealized gains and losses that result from changes in the market value of investments. Both of those changes are included in net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amounts of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price during a specified future time period. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the

15

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase put and call options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Options contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. Over-the- counter options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

16

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

For the period ended August 31, 2009, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$—	—	$—	$—	—	$—
Options written	(25,000,000)	(10,000)	(1,976,000)	(400,000,000)	(9,600)	(6,752,729)
Options bought back	—	—	—	10,000,000	5,280	3,063,190
Options expired	25,000,000	4,000	1,163,000	90,000,000	4,320	3,569,539
Outstanding, end of period	$—	(6,000)	$(813,000)	$(300,000,000)	—	$(120,000)

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal.

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g. , default or similar event) occurs with

17

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

respect to a reference entity or entities. A seller of credit default protection receives payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations. Buying credit default protection reduces the buyer's exposure (or increases negative exposure) to a reference entity or entities in the event that a credit event relating to that entity or entities occurs (e.g., it is intended to reduce risk when a party owns a security issued by or otherwise has exposure to the reference entity). Selling credit default protection increases the seller's exposure to the reference entity should a credit event relating to the reference entity occur. If no credit event occurs, the seller has no payment obligations.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the party with whom the Fund contracts defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the

18

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which can cause the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2009, the Fund had entered into reverse repurchase agreements, plus accrued interest, amounting to $67,901,784, selling securities with a market value, plus accrued interest, of $70,016,892. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in Options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. Warrants and rights often are less liquid. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are

19

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital.

As of August 31, 2009, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$814,364,484	$1,089,300	$(6,764,668)	$(5,675,368)

The Fund is subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of a tax position taken or expected to be taken in a tax return that could affect the Fund's financial statements. The Fund did not have any unrecognized tax benefits or liabilities at August 31, 2009, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period then ended.

Security transactions and related investment income

Security transactions are accounted for on the trade date in the financial statements and usually one business day following the trade date in the daily net asset value calculations. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

20

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the funds based on, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying fund (See Note 3).

State Street Bank and Trust Company ("State Street") serves as custodian, fund accounting agent and transfer agent of the Fund. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value and an investor may lose money by investing in the Fund. Following is a brief summary of the principal risks of an investment in the Fund. Many of these risks are more pronounced as a result of current global economic conditions that began to unfold in 2008. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads. Recent changes in credit markets increased credit spreads and there can be no assurance that those spreads will tighten or not increase further.

• Credit and Counterparty Risk — This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk may be particularly pronounced for the Fund because it may invest up to 100% of its assets in below investment grade bonds ("junk bonds"). Junk bonds have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to an issuer's weakened capacity to make principal and interest payments than is the case with investment grade bonds. Additionally, to the extent that the Fund uses OTC derivatives, including swap contracts with longer-term maturities, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The risk of counterparty default is particularly acute in economic environments where financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

21

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

• Derivatives Risk — The use of derivatives involves risks different from, and potentially greater than, risks associated with direct investments in securities and other assets. Derivatives may increase other Fund risks, including market risk, liquidity risk, and credit and counterparty risk, and their value may or may not correlate with the value of the relevant underlying asset.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities may fluctuate more rapidly and to a greater extent than those of U.S. securities, which may adversely affect the value of the Fund's foreign investments, with the Fund's investments in emerging countries subject to this risk to a greater extent), Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies), Liquidity Risk (difficulty in selling Fund investments), Leveraging Risk (increased risks from use of reverse repurchase agreements and other derivatives and securities lending), Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, or sectors with high positive correlations to one another), Management Risk (risk that the Manager's strategies and techniques will fail to produce the desired results), Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally), Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors or other series of the Trust, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis), and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected). The Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. For more information about reverse repurchase agreement and other derivatives, please refer to the descriptions of financial instruments (e.g. reverse repurchase agreements, swaps, futures, and other types of derivative contracts) in Note 2 above as well as the discussion of the Fund's use of derivatives below.

Disclosures about Derivative Instruments and Hedging Activities — Effective March 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is an amendment to FASB Statement No. 133 ("FASB 133"), "Accounting for Derivative Instruments" which expands the disclosure requirements of FASB 133 regarding an entity's derivative instruments and hedging activities.

The Fund uses derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps, reverse repurchase agreements and other over-the-counter ("OTC") contracts.

The Fund uses derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps (including credit default swaps) or other derivatives on an index, a single security

22

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

or a basket of securities to gain investment exposures. The Fund also may use currency derivatives (including currency forwards, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to hedge or reduce its investment exposures. For example, the Fund may use credit default swaps to take an active short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to hedge or reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may attempt to alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives contracts exposes the Fund to the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivative contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will be able to enforce its contractual rights. For example, because the contract for each OTC derivative is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. A further risk of using OTC derivatives arises when the counterparty's obligations are not secured by collateral, the Fund's security interest in any collateral is not perfected, the Fund is required to make a significant upfront deposit, or when the collateral is not regularly marked-to-market. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty's obligations are

23

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. Due to the nature of the Fund's investments, the Fund may invest in derivatives with a limited number of counterparties and events that affect the creditworthiness of any one of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in economic environments in which the Fund's counterparties and other financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Derivatives also are subject to a number of risks described in the "Investment Risks" note, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The terms of many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. There can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are reflective of levels at which the OTC derivatives purchased by the Fund may actually be closed out or sold. This valuation risk is more pronounced in cases where the Fund enters OTC derivatives with specialized terms because the value of those derivatives in some cases can be determined only by reference to similar derivatives with more standardized terms. Improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund's net asset value.

There can be no assurance that a Fund's use of derivatives will be effective or will have the desired results. Suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive and, if a counterparty or its affiliate is deemed to be an affiliate of a Fund, none of the Funds will be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to hedge or closely track. The use of derivatives also may increase the taxes payable by shareholders.

The Fund's use of derivatives may cause its portfolio to be implicitly leveraged. Leverage increases a Fund's portfolio losses when the value of its investment positions declines. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the initial value of the derivative.

24

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2009.

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$1,779,300	$—	$—	$—	$—	$1,779,300
Unrealized appreciation on futures contracts*	—	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	8,245,693	—	—	—	—	8,245,693
Total	$10,024,993	$—	$—	$—	$—	$10,024,993
Liabilities:
Written options outstanding	$(960,300)	$—	$—	$—	$—	$(960,300)
Unrealized depreciation on futures contracts*	—	—	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	(5,070,058)	—	—	—	—	(5,070,058)
Total	$(6,030,358)	$—	$—	$—	$—	$(6,030,358)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin is reported within the Statement of Assets and Liabilities.

25

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133^
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$(5,895,573)	$—	$—	$—	$—	$(5,895,573)
Futures contracts	3,288,999	—	—	—	—	3,288,999
Swap contracts	(1,545,283)	—	—	—	—	(1,545,283)
Written options	5,365,495	—	—	—	—	5,365,495
Forward currency contracts	—	—	—	—	—	—
Total	$1,213,638	$—	$—	$—	$—	$1,213,638
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$327,300	$—	$—	$—	$—	$327,300
Futures contracts	—	—	—	—	—	—
Swap contracts	3,781,177	—	—	—	—	3,781,177
Written options	(27,300)	—	—	—	—	(27,300)
Forward currency contracts	—	—	—	—	—	—
Total	$4,081,177	$—	$—	$—	$—	$4,081,177

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the statement of operations, it does not qualify for hedge accounting under FASB 133. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Volume of derivative activity, based on absolute values of month-end notional amounts outstanding during the period, was as follows for the six months ended August 31, 2009:

	Futures	Swaps	Options
Average notional amount outstanding	$155,973,958	$407,216,667	$386,050,000
Highest notional amount outstanding	689,675,000	514,200,000	800,000,000
Lowest notional amount outstanding	—	102,500,000	400,000

3.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on

26

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund's total annual operating expenses (excluding "Excluded Fund Fees and Expenses", as defined below) exceed 0.25% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in GMO U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2009, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
< 0.001%	0.000%	0.000%	< 0.001%

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and CCO during the period ended August 31, 2009 was $1,331 and $718, respectively. The compensation and expenses of the

27

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2009, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$993,748,454	$208,178,977
Investments (non-U.S. Government securities)	191,729,606	170,363,623

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

6.  Principal shareholders and related parties

As of August 31, 2009, 77.53% of the shares outstanding of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2009, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

28

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

7.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from March 27, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Class III:	Shares	Amount
Shares sold	4,073,711	$102,534,290
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(2,695,268)	(68,237,851)
Net increase (decrease)	1,378,443	$34,296,439
	Period from March 18, 2009 (commencement of operations) through August 31, 2009 (Unaudited)
Class VI:	Shares	Amount
Shares sold	29,068,670	$733,252,518
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(1,494,507)	(37,764,085)
Net increase (decrease)	27,574,163	$695,488,433

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2009 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$182,273,410	$168,255,000	$13,410	$—	$14,006,504
Totals	$—	$182,273,410	$168,255,000	$13,410	$—	$14,006,504

29

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2009 (Unaudited)

9.  Subsequent events

In connection with the preparation of the Fund's financial statements for the period ended August 31, 2009, events and transactions subsequent to August 31, 2009 through October 30, 2009 (the date the Fund's financial statements were issued) have been evaluated by the Manager for possible disclosure. The Manager has not identified any subsequent events requiring financial statement disclosure as of October 30, 2009.

30

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2009 (Unaudited)

In determining to approve the initial investment management agreement of the Fund, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. At a meeting on December 4, 2008, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the Manager's proposal to establish the Fund as a new series of the Trust and the proposed new investment management agreement between the Trust, on behalf of the Fund, and the Manager. During the meeting, the Trustees met with a member of the Manager's Asset Allocation Division, the investment division that would be responsible for overall management and strategic direction of the Fund, and members of the Manager's Fixed Income Division, the investment division that would be responsible for day-to-day management of the Fund. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to approval of the Fund's investment management agreement.

The Trustees considered that they had met with the Manager's investment advisory personnel over the course of the year with respect to other funds of the Trust. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who would be providing services under the Fund's investment management agreement. In addition, the Trustees considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources, and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered that the Fund's purpose is to serve as an investment vehicle for the Trust's asset allocation funds and GMO asset allocation separate account clients rather than as a stand-alone fund, the qualifications and experience of the personnel responsible for managing those funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees to be paid under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by those services to have similar objectives. In evaluating the proposed advisory fee arrangement, the Trustees took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other funds of GMO Trust and so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the

31

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2009 (Unaudited)

Trust's servicing agreements and possible reputational value to be derived from serving as investment manager to the Fund. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also considered the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also took into account information concerning the Manager's practices and results with respect to the execution of portfolio transactions that they received over the course of the year. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses, the Manager's proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund's investment management agreement.

Following their review, on December 4, 2008, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

32

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2009 (Unaudited)

Expense Examples: the following information is in relation to the expenses for the period ended August 31, 2009.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.43%	$1,000.00	$1,020.30	$1.87	(a)
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19	(b)
Class VI
1) Actual	0.34%	$1,000.00	$1,026.80	$1.57	(c)
2) Hypothetical	0.34%	$1,000.00	$1,023.49	$1.73	(b)

(a)  For the period March 27, 2009 (commencement of operations) through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 157 days in the period, divided by 365 days in the year.

(b)  For the period March 1, 2009 through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(c)  For the period March 18, 2009 (commencement of operations) through August 31, 2009. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2009, multiplied by the average account value over the period, multiplied by 166 days in the period, divided by 365 days in the year.

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Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)  Not applicable to this registrant.

(b)         Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

	Date:	November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

	Date:	November 4, 2009

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	November 4, 2009